UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Limited
Duration Income
Trust
June 30, 2022

Managed Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund’s common shares (the “Plan”). The Fund calculates the average NAV from the previous month based on the number of business days in the month on which the NAV is calculated. The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there can be no assurance that the Plan will be successful in doing so. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains, that is consistent with the Fund’s investment strategy and risk profile. To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

Contents
Semiannual Report
Franklin Limited Duration Income Trust 2
Performance Summary 6
Financial Highlights and Schedule of Investments 9
Financial Statements 168
Notes to Financial Statements 172
Important Information to Shareholders 185
Annual Meeting of Shareholders 186
Dividend Reinvestment and Cash Purchase Plan 187
Shareholder Information 189
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Semiannual Report
SEMIANNUAL REPORT
Franklin Limited Duration Income Trust
Dear Shareholder:
This semiannual report for Franklin Limited Duration Income
Trust covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high, current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and other asset-backed securities.
*
Total investments include long-term and short-term investments.
**Includes collateralized loan obligations.
***Includes common stocks, preferred stocks, warrants and convertible bonds.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of -14.23% based on net asset value and
-21.27% based on market price. Net asset value decreased
from $8.97 per share on December 31, 2021, to $7.30 at
period-end, and the market price decreased from $9.09 to
$6.76 over the same period. You can find the Fund’s long-
term performance data in the Performance Summary on
page 6 .
The Fund has a managed distribution plan pursuant to which
the Fund makes monthly distributions to shareholders at an
annual minimum fixed rate of 10%, based on the average
monthly net asset value of the Fund’s common shares (the
“Plan”). The Plan has maintained this 10% fixed rate since
it began in January 2017. The Plan has no impact on the
Fund’s investment strategy and may reduce the Fund’s net
asset value. The Fund’s investment manager believes the
Plan helps maintain the Fund’s competitiveness and may
benefit the Fund’s market price and premium/discount to the
Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -10.35% total return for
the six months ended June 30, 2022.
1
High inflation amid
supply chain disruptions and increased consumer spending
led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to
the uncertainty surrounding the global economy. The yield
curve flattened notably during the period, reflecting investors’
expectations that short-term interest rates would continue to rise, while the outlook for long-term economic growth was
uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target in March 2022, the first such increase since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest-rate increases at future meetings.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -9.14% total return for the
six-month period.
1
The 10-year UST yield (which moves
Portfolio Composition
6/30/22
% of Total
Investments*
Corporate Bonds 30.2%
Senior Floating Rate Interests 28.2%
Marketplace Loans 19.2%
Mortgage-Backed Securities 9.8%
Asset-Backed Securities** 9.5%
Commercial Mortgage-Backed Securities 0.7%
Residential Mortgage-Backed Securities 0.6%
Other*** 0.2%
Short-Term Investments 1.6%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
inversely to price) grew notably, particularly beginning in
March 2022, amid high inflation and the Fed’s tightening
monetary stance. Mortgage-backed securities (MBS), as
measured by the Bloomberg U.S. MBS Index, posted a
-8.78% total return for the period as mortgage rates rose to the highest level in over a decade.
1
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -14.19%
total return, and investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.39% total return.
1
Investment Strategy
We invest in a diversified mix of fixed income securities,
primarily high-yield corporate bonds, senior secured floating rate corporate loans, and mortgage- and other asset-
backed securities. The Fund may also invest a portion of
its assets in marketplace loans. Our top-down analysis
of macroeconomic trends combined with a bottom-up
analysis of market sectors, industries and issuers drives
our investment process. We seek to maintain a limited
duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate
loan sectors, we seek securities trading at reasonable
valuations from issuers with characteristics such as strong
market positions, stable cash flows, reasonable capital
structures, supportive asset values, strong sponsorship
and improving credit fundamentals. In the mortgage- and
other asset-backed securities sector, we look to capture
an attractive income stream and total return through our
analysis of security prepayment assumptions, potential
pricing inefficiencies and underlying collateral characteristics.
Manager’s Discussion
During the second half of 2021, the market was generally
focused on improved economic growth as the economy
emerged from COVID-related disruptions. U.S. high-yield
(HY) spreads ended 2021 close to the lows of the year
despite a scare in the closing weeks from the Omicron
COVID-19 variant and the U.S. Federal Reserve’s (Fed’s)
hawkish pivot. However, as the calendar turned to 2022,
a broader risk-off tone set in as inflation proved to be
both higher and more persistent than originally expected,
causing the markets to price in more Fed tightening. The
Russia-Ukraine war sent shock waves through the existing
world order, further pressuring commodity prices. As widely
expected, the Federal Open Market Committee (FOMC)
lifted interest rates by 0.25% or 25 basis points (bps) at its
March meeting in an effort to bring inflation under control.
Since then, China’s stringent COVID-related lockdowns
have exacerbated supply-chain disruptions, further weighing
on market sentiment. With inflation proving to be a more
pervasive problem compared with a stable to strong U.S.
employment picture, a 50 bp increase was announced at
May’s FOMC meeting, followed by a 75 bp increase at
June’s FOMC meeting.
High-Yield Corporate Bonds
Amid fears that the Fed’s aggressive interest-rate stance
could push the economy into a recession, volatility persisted in financial markets and U.S. HY spreads steadily widened
to levels last seen toward the end of 2020, when COVID-19
was still in full swing. In calendar 2022 through June, as
spreads widened and U.S. Treasury yields increased, the
HY asset class experienced negative returns on a year-to-
date basis. Despite the fundamental challenges, it is worth
noting that HY credit fundamentals are entering this turbulent period from a position of strength, with net leverage having essentially healed from the COVID-19 shock and interest
coverage at a record high level. Liquidity conditions have
also remained generally favorable for HY issuers as most
issuers took advantage of the robust capital markets of the
past few years to refinance upcoming maturities, leaving
only a small amount of bonds set to mature before 2025.
With the Fed actively seeking to slow the economy to
combat inflation, we continue to be cautious of industries
or companies that are facing challenges such as secular
decline, heightened competitive pressures and weak cash
flow characteristics.
Overall, the U.S. HY sector, as measured by the ICE BofA
U.S. HY Constrained Index, returned -14.03% for the six-
month period ended June 30, 2022, as the lower quality
CCC rating category underperformed.
Floating-Rate Corporate Loans
The loan market experienced meaningful price declines
during the six-month period ended June 30, 2022, as
the Fed signaled its commitment to tackling inflation with
aggressive tightening, which was expected to slow economic
growth. Technical conditions in the loan market were initially supportive of loan prices despite broader credit market
volatility, as loans were expected to benefit from a rising
interest-rate environment. However, the possibility of rapid

Franklin Limited Duration Income Trust

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Semiannual Report
interest-rate hikes potentially slowing economic growth more significantly and affecting the debt servicing ability of certain issuers led to a reversal in demand for loans, which pushed
prices lower.
On the supply side, amid strong demand from retail investors and collateralized loan obligations (CLOs), heavy new
issuance helped to balance technical conditions at the
beginning of 2022, driven primarily by acquisition-related
financing. In January 2022, the volume of leveraged
buyout launches surpassed the previous monthly record
set in October 2007. With stronger demand in the loan
market, many of these deals shifted supply from the bond
to loan market. However, the pace of new issuance slowed
significantly toward the end of the period as demand in
the primary and secondary markets softened. Issuers that
did launch new deals in the market were forced to provide
meaningful pricing concessions to loan buyers.
The default rate remained below historical averages at the
end of the period. However, renewed rising input costs,
continued supply chain disruptions, and expectations of
an economic slowdown contributed to bifurcation between
issuers. As the percentage of loans trading at distressed
levels moved higher, the pace of credit rating downgrades
also increased, outnumbering rating upgrades during the
period.
Marketplace Loans
Despite increased volatility across major asset classes
over the past six months, marketplace loans still generated
positive absolute returns and attractive relative returns
each month due to their high coupons and short duration.
Against a backdrop of rising rates, elevated recessionary
concerns, and a general risk-off tone, however, marketplace
loan prices during the first half of 2022 were not immune to asset price volatility. Underlying collateral performance has been fairly vintage-specific. For example, loans purchased
in the second half of 2021 have experienced an increase
in early delinquencies as excess liquidity from COVID-
related stimulus has evaporated. The reduction in stimulus,
combined with the rising rate environment, prompted
numerous marketplace lenders to tighten their credit boxes
and increase their coupons. As such, the risk-adjusted
return profile of the 2022 marketplace loan vintages appears more attractive than that of the loans originated in the
second half of 2021, which led to an increase of marketplace loan purchases in the portfolio.
Mortgage-Backed Securities (MBS) and Securitized
Sectors
Securitized sector performance was challenged over the
period, with only non-agency mortgage-backed securities
(RMBS) posting positive total returns. Agency MBS and
commercial mortgage-backed securities (CMBS) posted
negative returns but outperformed credit-related sectors.
At the May FOMC meeting, the Fed announced plans to
wind down its balance sheet starting in June, with initial caps of US$47.5 billion per month split between US$30 billion
U.S. Treasuries (USTs) and US$17.5 billion MBS. The runoff
rate is expected to hit a peak of US$95 billion (US$60 billion
USTs and US$35 billion MBS) by September 2022. The Fed
had purchased around US$3.1 trillion of agency MBS and
owned 32% of the agency MBS market. Agency MBS net
issuance year-to-date was US$868 billion and is expected to
be around US$550 billion in 2022.
Zero-volatility option adjusted spreads (ZV-OAS) fluctuated
over the six-month reporting period, but ended the period 4
bps tighter, moving from 58 bps in January 2022 to 65 bps at the end of June 2022. The Primary Mortgage Market Survey
(PMMS) rate increased throughout the period and ended
June 2022 at 5.7%, leaving only 0.2% of the universe as in-
the-money (ITM) to refinance, compared to 80% in 2020. We
expect prepayment risk to decline substantially for agency
MBS securities.
We decreased allocation to agency MBS over the period.
The portfolio’s mortgage exposure remained heavily
weighted to conventional Fannie Mae MBS, mainly in
4.0% and 4.5% coupon securities. We maintained small
allocations to RMBS and CMBS, and our RMBS allocation is
primarily in credit risk transfer securities (CRTs).
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
David Yuen, CFA, FRM
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Franklin Limited Duration Income Trust

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Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return
3
Based on
NAV
4
Based on
market price
5
Based on
NAV
4
Based on
market price
5
6-Month -14.23% -21.27% -14.23% -21.27%
1-Year -13.09% -18.25% -13.09% -18.25%
5-Year -5.03% -2.33% -1.03% -0.47%
10-Year +22.52% +17.33% +2.05% +1.61%
Symbol: FTF 6/30/22 12/31/21 Change
Net Asset Value (NAV) $7.30 $8.97 -$1.67
Market Price (NYSE) $6.76 $9.09 -$2.33
See page 8 for Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
1/1/12–12/31/21

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Interest-rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the financial strength of a bond issuer or in a bond's credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
1. Figures are for common shares. As of 6/30/22, the Fund had leverage in the amount of 33.02% of the Fund’s total portfolio. The Fund employs leverage through participa-
tion in a Credit Facility, entering into reverse purchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the
Fund’s floating rate investments.
2. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/23. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
6. Source: Factset. The Blended Benchmark is calculated internally and is composed of 1/3 Credit Suisse (CS) High Yield Index, 1/3 CS Leveraged Loan Index and 1/3
Bloomberg U.S. Mortgage-Backed Securities Index. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar- denominated high-yield debt traded in the U.S. credit market. The CS Leveraged Loan Index (CS LLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.
Loans must be below investment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P. The Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages were removed from the index.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Net Investment
Income
$0.4181

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2017
a
Year Ended
March 31, 2017 2021 2020 2019 2018
Per common share
operating performance
(for a common share
outstanding throughout
the period)
Net asset value, beginning
of period .............. $8.97 $9.43 $10.00 $10.11 $12.32 $12.91 $12.38
Income from investment
operations:
Net investment income
b
. 0.30 0.52 0.51 0.53 0.57 0.48 0.62
Net realized and
unrealized gains (losses) (1.26) (0.05) (0.15) 0.39 (0.79) (0.03) 0.85
Dividends to preferred
shareholders from net
investment income ..... — — — — (0.06) (0.08) (0.07)
Total from investment
operations ............. (0.96) 0.47 0.36 0.92 (0.28) 0.37 1.40
Less distributions to
common shareholders
from:
Net investment income .. (0.42) (0.55) (0.55) (0.58) (0.49) (0.43) (0.57)
Tax return of capital .... — (0.38) (0.38) (0.45) (0.68) (0.53) (0.36)
Total distributions ....... (0.42) (0.93) (0.93) (1.03) (1.17) (0.96) (0.93)
Repurchase of shares .. — — — — — — 0.06
Dilution effect of rights
offering ............. (0.29)
c
— — — (0.76)
d
— —
Net asset value, end of
period ................ $7.30 $8.97 $9.43 $10.00 $10.11 $12.32 $12.91
Market value, end of period
e
$6.76 $9.09 $9.42 $9.59 $9.02 $11.83 $11.97
Total return (based on net
asset value per share)
f
... (14.23)% 5.16% 4.26% 9.33% (9.07)% 4.71% 12.02%
Total return (based on
market value per share)
f
.. (21.27)% 6.77% 9.43% 18.34% (14.86)% 7.08% 14.07%
Ratios to average net
assets applicable to
common shares
g,h
Expenses before waiver and
payments by affiliates .... 1.94% 1.76% 1.86% 2.16% 1.73% 1.25% 1.35%
Expenses net of waiver and
payments by affiliates
i
.... 1.93% 1.75% 1.85% 2.15% 1.71% 1.23% 1.32%
Net investment income ... 7.50% 5.58% 5.51% 5.15% 4.97% 5.04% 4.83%
Supplemental data
Net assets applicable to
common shares, end of
period (000’s) .......... $294,924 $270,437 $284,199 $301,452 $304,804 $278,489 $291,875
Portfolio turnover rate .... 49.85% 107.66% 106.46% 113.49% 198.44% 168.28% 265.00%
Portfolio turnover rate
excluding mortgage dollar
rolls
j
................. 30.10% 51.04% 60.46% 57.50% 63.84% 46.49% 93.00%
Total credit facility and
reverse repurchase
agreements outstanding at
end of period (000’s) ..... $122,733 $116,359 $111,5 05 $107,117 $90,000
k
$— $—
Asset coverage per
preferred share ......... $— $— $— $— $—
l
$72,311 $74,809

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2017
a
Year Ended
March 31, 2017 2021 2020 2019 2018
Liquidation preference per
preferred share ......... $— $— $— $— $—
l
$25,000 $25,000
Asset coverage per $1,000
of debt ............... $3,403 $3,324 $3,549 $3,814 $4,387
k
$— $—
a
For the period April 1, 2017 to December 31, 2017.
b
Based on average daily shares outstanding.
c
Represents the impact of the Fund's rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
d
Represents the impact of the Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
e
Based on the last sale on the NYSE American.
f
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Based on income and expenses applicable to both common and preferred shares.
i
Benefit of expense reduction rounds to less than 0.01%.
j
See Note 1(d) regarding mortgage dollar rolls.
k
Effective August 15, 2018, the Fund began participating in a credit facility.
l
Effective August 15, 2018, the Fund's preferred shares were liquidated.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 $ 16,142
Machinery 0.2%
a
Birch Permian Holdings, Inc. ............................. United States 2,309 49,644
a
Birch Permian Holdings, Inc. ............................. United States 17,998 384,707
434,351
Metals & Mining 0.1%
a
Petra Diamonds Ltd., DI ................................ South Africa 331,401 363,144
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 281 1,838
California Resources Corp. .............................. United States 42 1,617
a,b,c
Nine Point Energy Holdings, Inc. .......................... United States 2,334,763 —
a,b,c
Riviera Resources, Inc. ................................. United States 6,305 —
3,455
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 —
Total Common Stocks (Cost $2,237,298) .......................................
817,092
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 88,633
a
Total Preferred Stocks (Cost $79,741) ..........................................
88,633
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 752 —
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 940 —
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,209 —
a
California Resources Corp., 10/27/24 ...................... United States 96 986
986
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 438 3,745
Total Warrants (Cost $–) ......................................................
4,731
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 34,909 15,702
Total Convertible Bonds (Cost $9,602) .........................................
15,702
Corporate Bonds 44.5%
Aerospace & Defense 0.5%
f,g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,353,842
Airlines 0.8%
f,g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,000,000 922,300

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Airlines (continued)
f,g
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 1,200,000 $ 1,182,990
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 88,472
g
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 255,509
2,449,271
Auto Components 1.2%
h
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,400,000 1,207,578
f,h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 800,000 591,800
g
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 1,000,000 1,036,177
f,g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 759,814
3,595,369
Automobiles 0.3%
f,g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 944,333
Banks 0.5%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,409,955
Beverages 0.2%
f,g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 572,856
Biotechnology 0.2%
f,g
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 639,231
Building Products 1.0%
f
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 500,000 489,142
f,g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 643,608
f,g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 445,026
f
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 1,000,000 794,291
f,g
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 699,416
3,071,483
Capital Markets 0.1%
f,g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 300,000 267,542
Chemicals 2.3%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 143,053 142,480
f
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 139,195
g
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 239,940
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 232,453
f,g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 483,503
f,g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 268,652
f,g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 578,666
f,h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,431,105

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f,g
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 $ 791,305
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 335,722
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 184,685
f
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 600,000 506,334
f,g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 553,846
f,g
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 300,000 249,955
f,h
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 706,345
6,844,186
Commercial Services & Supplies 0.8%
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 620,717
f,g
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,400,000 1,122,030
f,g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 496,122
2,238,869
Construction & Engineering 0.7%
f,g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 255,018
f,g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 433,341
f,g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 639,212
f,g
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 800,000 632,956
1,960,527
Consumer Finance 0.4%
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 249,006
f,g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 1,400,000 1,060,451
1,309,457
Containers & Packaging 2.7%
f,g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 1,500,000 1,208,295
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
h
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 429,459
g
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 555,856
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 476,758
f
Mauser Packaging Solutions Holding Co. ,
g
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,311,713
h
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,200,000 1,185,660
f
Owens-Brockway Glass Container, Inc. ,
g
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 265,000 262,693
h
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 375,000 350,475
f,g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 255,436
f,h
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,028,436
f,g
Sealed Air Corp. , Senior Bond , 144A, 5.5% , 9/15/25 ........... United States 600,000 599,940
f,g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 400,000 375,591
8,040,312

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Consumer Services 0.4%
h
Grand Canyon University , 5.125% , 10/01/28 ................. United States 1,300,000 $ 1,216,527
Diversified Financial Services 0.8%
f,g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,052,136
f,h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,246,057
2,298,193
Diversified Telecommunication Services 1.3%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 213,496
g
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,429,802
f,g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,455,000
f,g
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 800,000 721,416
3,819,714
Electric Utilities 0.5%
f
Vistra Operations Co. LLC ,
g
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,300,000 1,225,003
h
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 335,826
1,560,829
Electrical Equipment 0.8%
f,g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,500,000 1,275,435
f,h
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,300,000 1,057,498
2,332,933
Electronic Equipment, Instruments & Components 0.1%
f,g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 421,438
Energy Equipment & Services 1.1%
f,g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 1,058,831 970,119
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 300,871
f,g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 888,275
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 111,000 111,991
g
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 700,000 582,216
g
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 400,000 359,714
3,213,186
Entertainment 1.0%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 1,882,900
f,h
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 .............. United States 1,100,000 1,050,500
2,933,400
Equity Real Estate Investment Trusts (REITs) 0.7%
f
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 393,385
f,g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 669,244
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 617,125
f,g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 343,749
2,023,503

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.5%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 $ 923,660
Senior Note, 5.25%, 9/15/27 ........................... United States 400,000 346,488
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 200,000 199,665
1,469,813
Health Care Equipment & Supplies 0.3%
f
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 412,210
g
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 342,048
754,258
Health Care Providers & Services 1.3%
g
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 400,000 374,628
Senior Note, 2.45%, 7/15/28 ........................... United States 1,500,000 1,255,103
f
CHS/Community Health Systems, Inc. ,
h
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 306,270
g
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 400,000 339,638
f,g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 548,115
f
Tenet Healthcare Corp. ,
g
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 500,000 461,732
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 700,000 647,892
3,933,378
Hotels, Restaurants & Leisure 3.5%
b,f,i
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 450
f,g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 260,253
f,g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 310,750
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,088,565
f,g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 592,438
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,000,000 770,380
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 359,006
f,g
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 400,000 362,818
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 158,619
f,h
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 236,347
f,g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 247,905
f,g
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 200,000 152,036
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 347,699
g
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 1,000,000 713,480
f,g
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 700,000 521,780
f,g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 169,210
f,g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,500,000 776,767
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,558,866
f,g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 309,393
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,500,000 1,461,758
10,398,520

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.6%
f,g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 $ 425,637
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 1,000,000 735,645
g
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................ United States 600,000 453,290
1,614,572
Independent Power and Renewable Electricity Producers 2.0%
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,324,118
f,g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 317,630
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 270,404
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 200,000 161,849
f,g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 2,000,000 1,928,320
f,g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 799,950
g,i
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 1,600,000 1,023,928
5,826,199
Insurance 0.1%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 400,000 356,008
Internet & Direct Marketing Retail 0.0%
†
f
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 100,000 78,945
IT Services 1.0%
f,g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 580,188
f,g
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 460,845
f,g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 460,000
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 173,618
f,g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 792,106
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 352,208
2,818,965
Machinery 1.1%
f,g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 1,087,405
g
Hillenbrand, Inc. , Senior Note , 5.75% , 6/15/25 ................ United States 800,000 817,332
f,g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 932,400
f,h
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 400,000 340,866
3,178,003
Media 2.0%
f,g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 300,000 279,417
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 219,043
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 200,000 144,406
g
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 254,093
g
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 ............. United States 500,000 468,245
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Secured Note, 144A, 5.375%, 8/15/26 .................... United States 800,000 201,000

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Diamond Sports Group LLC / Diamond Sports Finance Co.,
(continued)
g
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 $ 62,500
f,g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 171,261
f,g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 742,285
f,g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 420,968
f,h
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 1,200,000 1,039,471
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 438,368
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 516,316
f,g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 521,127
f,g
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 400,000 336,063
5,814,563
Metals & Mining 0.6%
f,g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 476,753
d,f
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 692,148 697,137
f,g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 480,260
1,654,150
Mortgage Real Estate Investment Trusts (REITs) 0.3%
f,g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,000,000 746,335
Multiline Retail 0.6%
f,g
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 600,000 502,302
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 600,000 504,480
h
Nordstrom, Inc. , Senior Bond , 4% , 3/15/27 .................. United States 1,000,000 881,720
1,888,502
Oil, Gas & Consumable Fuels 5.0%
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 132,000 139,845
g
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 169,147
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 762,043
Cheniere Energy Partners LP ,
f,g
Senior Bond, 144A, 3.25%, 1/31/32 ...................... United States 200,000 157,941
g
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 805,207
h
Senior Note, 4%, 3/01/31 ............................. United States 1,000,000 852,625
g
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ... United States 600,000 542,271
f,g
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 477,100
f
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
h
Senior Note, 144A, 6%, 2/01/29 ........................ United States 1,500,000 1,311,517
g
Senior Note, 144A, 8%, 4/01/29 ........................ United States 500,000 465,315
f,g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 269,517
f,g
Earthstone Energy Holdings LLC , Senior Note , 144A, 8% , 4/15/27 . United States 500,000 473,827
f,g
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 800,000 764,212
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 503,173
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 96,659

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f,g
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 $ 281,327
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 450,270
f,g
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 5.75% ,
2/01/29 ........................................... United States 500,000 439,945
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 600,000 572,628
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 208,912 209,989
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,848,728 1,827,607
d,f,i
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 3,092
Occidental Petroleum Corp. ,
g
Senior Note, 5.875%, 9/01/25 .......................... United States 200,000 199,542
Senior Note, 5.5%, 12/01/25 ........................... United States 1,000,000 986,630
h
Senior Note, 8.5%, 7/15/27 ............................ United States 1,000,000 1,102,085
f,g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 257,248
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 263,235
f,g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 382,991
14,766,988
Paper & Forest Products 0.1%
f,g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 280,422
Personal Products 0.2%
f,g
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 300,000 249,249
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 500,000 465,832
715,081
Pharmaceuticals 1.9%
f,g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,500,000 1,076,633
f,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 102,096
Senior Note, 144A, 6%, 6/30/28 ........................ United States 613,000 49,040
f,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 378,955
f,g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,300,000 1,158,887
f,h
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 1,300,000 1,155,343
f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 154,919
g
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 900,000 879,672
Senior Note, 4.75%, 5/09/27 ........................... Israel 900,000 769,831
5,725,376
Real Estate Management & Development 0.4%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 840,130
f,g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 411,694
1,251,824
Road & Rail 0.8%
f,g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 721,471
f,g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 420,215
b,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 952,561 899,868

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Road & Rail (continued)
f,h
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 $ 256,182
2,297,736
Software 0.9%
f,g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 639,516
f,h
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 1,300,000 1,060,449
f,g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 942,070
2,642,035
Specialty Retail 0.8%
f,g
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 500,000 433,170
f,g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 492,831
f,g
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 400,000 367,326
f
Michaels Cos., Inc. (The) ,
h
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 397,206
g
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 236,396
j
Party City Holdings, Inc. , Senior Secured Note , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 239,415 164,287
f,g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 301,952
2,393,168
Textiles, Apparel & Luxury Goods 0.3%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 980,705
Thrifts & Mortgage Finance 0.8%
f,g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 231,353
g
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 448,637
g
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 900,000 880,281
f,g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 900,000 772,601
2,332,872
Trading Companies & Distributors 0.5%
f,h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 973,512
f,g
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 500,000 499,938
1,473,450
Wireless Telecommunication Services 0.5%
g
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 249,630
Senior Note, 2.625%, 4/15/26 .......................... United States 1,000,000 909,370
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 253,345
1,412,345
Total Corporate Bonds (Cost $157,160,114) .....................................
131,321,169
k
Senior Floating Rate Interests 41.5%
Aerospace & Defense 1.1%
d,l,m
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 960,569 943,054
l,n
Cobham Ultra US Co-Borrower LLC , Term Loan , TBD, 11/17/28 .. United States 335,570 320,470
m
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 5.166%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 989,496 915,284

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Aerospace & Defense (continued)
m
Dynasty Acquisition Co., Inc., (continued)
2020 Term Loan, B2, 5.166%, (1-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 531,987 $ 492,089
m
Vertex Aerospace Services Corp. , First Lien, Initial Term Loan ,
5.666% , ( 1-month USD LIBOR + 4% ), 12/06/28 ............. United States 553,526 526,890
3,197,787
a a a a a a
Air Freight & Logistics 0.5%
m
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 5.383% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 1,622,740 1,529,432
m
Airlines 1.3%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.813% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ....... United States 724,129 692,706
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 920,155 848,843
Kestrel Bidco, Inc. , Term Loan , 5.03% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 841,259 758,605
SkyMiles IP Ltd. (Delta Air Lines, Inc.) , Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 546,388 544,339
United AirLines, Inc. , Term Loan, B , 5.392% , ( 1-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 991,908 926,200
3,770,693
a a a a a a
m
Auto Components 1.2%
Adient US LLC , Term Loan, B1 , 4.916% , ( 1-month USD LIBOR +
3.25% ), 4/10/28 ..................................... United States 740,013 691,294
DexKo Global, Inc. ,
First Lien, Closing Date Term Loan, 4.717%, (3-month USD LIBOR
+ 3.75%), 10/04/28 .................................. United States 403,846 373,053
First Lien, Delayed Draw Dollar Term Loan, 4.756%, (3-month USD
LIBOR + 3.75%), 10/04/28 ............................. United States 76,923 71,058
First Brands Group LLC , First Lien, 2021 Term Loan , 6.287% ,
( 3-month SOFR + 5% ), 3/30/27 ......................... United States 1,226,484 1,170,066
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
6.166% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............ United States 542,901 483,181
Truck Hero, Inc. , Initial Term Loan , 5.166% , ( 1-month USD LIBOR +
3.5% ), 1/31/28 ...................................... United States 806,312 724,472
3,513,124
a a a a a a
Automobiles 0.5%
m
American Trailer World Corp. , First Lien, Initial Term Loan , 5.375% ,
( 1-month SOFR + 3.75% ), 3/03/28 ....................... United States 1,656,099 1,427,011
Banks 0.2%
m
Finastra Ltd. , First Lien, Dollar Term Loan , 4.739% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 781,766 706,888
m
Beverages 0.4%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 4.469% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 472,619 421,812
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 5.75% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 871,436 774,646
1,196,458
a a a a a a
m
Capital Markets 1.5%
Deerfield Dakota Holding LLC , First Lien, Initial Dollar Term Loan ,
5.275% , ( 1-month SOFR + 3.75% ), 4/09/27 ................ United States 1,079,830 1,014,031

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
m
Capital Markets (continued)
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 5.166% , ( 1-month USD LIBOR + 3.5% ), 4/07/28 .... United States 988,586 $ 917,531
Jane Street Group LLC , Dollar Term Loan , 4.416% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 543,105 523,553
Osmosis Buyer Ltd. , 2022 Refinancing Term Loan, B , 4.838% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 1,071,429 979,018
Russell Investments US Institutional Holdco, Inc. , 2025 Term Loan ,
5% , ( 3-month USD LIBOR + 3.5% ), 5/30/25 ................ United States 991,915 928,473
4,362,606
a a a a a a
m
Chemicals 2.3%
CPC Acquisition Corp. , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 3.75% ), 12/29/27 ......................... United States 781,799 689,285
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 5.166% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 180,423 170,612
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 5.924%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 1,000,000 900,625
Second Lien, Initial CME Term Loan, 8.871%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 279,070 246,977
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 4.416% ,
( 1-month USD LIBOR + 2.75% ), 1/29/26 .................. United Kingdom 927,299 877,744
LSF11 A5 Holdco LLC , Term Loan , 5.14% , ( 1-month SOFR + 3.5% ),
10/15/28 .......................................... United States 629,192 590,459
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 5.166% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 925,673 858,066
PMHC II, Inc. , Initial CME Term Loan, B , 5.287% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 1,200,000 1,052,502
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
4.75% , ( 3-month USD LIBOR + 4% ), 3/16/27 ............... United States 1,204,761 1,079,767
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 4.62% ,
( 1-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 324,125 310,349
6,776,386
a a a a a a
m
Commercial Services & Supplies 2.1%
Allied Universal Holdco LLC , Initial U.S. Dollar Term Loan , 5.416% ,
( 1-month USD LIBOR + 3.75% ), 5/12/28 .................. United States 1,368,581 1,257,384
Amentum Government Services Holdings LLC , First Lien, CME
Term Loan, 3 , 5.166% , ( 3-month USD LIBOR + 4%; 6-month USD
LIBOR + 4% ), 2/15/29 ................................ United States 1,971,681 1,882,965
APX Group, Inc. , Initial Term Loan , 5.015% , ( 1-month USD LIBOR +
3.5%; 3-month USD LIBOR + 2.5% ), 7/10/28 ............... United States 686,745 650,423
CCI Buyer, Inc. , First Lien, Initial Term Loan , 6.054% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 709,269 648,981
Madison IAQ LLC , Term Loan , 4.524% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 498,741 455,620
Spin Holdco, Inc. , Initial Term Loan , 5.611% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,283,750 1,185,543
6,080,916
a a a a a a
Construction & Engineering 0.2%
m
USIC Holdings, Inc. , First Lien, Initial Term Loan , 5.166% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 670,793 626,605
m
Containers & Packaging 1.1%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
5.416% , ( 1-month USD LIBOR + 3.75% ), 12/01/27 ........... United States 905,706 855,326

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
m
Containers & Packaging (continued)
Kleopatra Finco SARL , USD Term Loan, B , 5.554% , ( 6-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 1,618,676 $ 1,383,968
Mauser Packaging Solutions Holding Co. , Initial Term Loan , 4.312% ,
( 1-month USD LIBOR + 3.25% ), 4/03/24 .................. United States 976,864 921,710
3,161,004
a a a a a a
m
Diversified Consumer Services 0.5%
KUEHG Corp. , Term Loan, B3 , 5.077% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 295,385 275,973
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 5.416% ,
( 1-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 703,663 658,586
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.) , Initial Term Loan , 4.916% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 583,757 549,753
1,484,312
a a a a a a
m
Diversified Financial Services 1.1%
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 5.813% ,
( 3-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 839,668 785,090
MPH Acquisition Holdings LLC , Initial Term Loan , 5.825% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 435,236 401,940
Red Planet Borrower LLC , Initial Term Loan , 5.416% , ( 1-month USD
LIBOR + 3.75% ), 10/02/28 ............................. United States 628,165 556,318
Verscend Holding Corp. , Term Loan, B1 , 5.666% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 1,596,289 1,532,437
3,275,785
a a a a a a
m
Diversified Telecommunication Services 0.8%
Altice France SA , USD Incremental Term Loan, B13 , 5.411% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 489,208 448,388
Global Tel*Link Corp. , First Lien, Term Loan , 5.916% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 1,929,809 1,800,907
2,249,295
a a a a a a
Electrical Equipment 0.1%
m
AZZ, Inc. , Initial CME Term Loan , 5.384% , ( 1-month SOFR + 4.25% ),
5/13/29 ........................................... United States 322,581 308,871
m
Entertainment 0.2%
l
Playtika Holding Corp. , Term Loan, B1 , 4.416% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 398,990 377,213
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 4.42% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 392,530 370,731
747,944
a a a a a a
Equity Real Estate Investment Trusts (REITs) 0.0%
†
l,n
Brown Group Holdings LLC , CME Term Loan, B2 , TBD, 6/08/29 .. United States 164,474 158,237
m
Food & Staples Retailing 0.1%
GNC Holdings, Inc. , Second Lien, Term Loan , 7.509% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 109,037 100,587
Shearer's Foods LLC , First Lien, Refinancing Term Loan , 5.166% ,
( 1-month USD LIBOR + 3.5% ), 9/23/27 ................... United States 165,349 150,822
251,409
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Food Products 0.1%
m
Primary Products Finance LLC , CME Term Loan, B , 4.651% ,
( 3-month SOFR + 4% ), 4/01/29 ......................... United States 206,897 $ 201,756
Health Care Equipment & Supplies 0.2%
m
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 6.256% , ( 3-month USD LIBOR +
5.25% ), 12/15/27 .................................... United States 589,851 524,967
m
Health Care Providers & Services 3.6%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 5.041%, (1-month USD
LIBOR + 3.375%), 12/23/27 ............................ United States 771,313 705,065
Amendment No. 5 Incremental Term Loan, 5.166%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 207,762 190,969
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
5.345% , ( 1-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 867,019 768,396
CNT Holdings I Corp. , First Lien, Initial Term Loan , 4.69% , ( 1-month
USD LIBOR + 3.5% ), 11/08/27 .......................... United States 148,379 141,222
Dermatology Intermediate Holdings III, Inc. ,
Closing Date CME Term Loan, 5.331%, (1-month SOFR + 4.25%),
4/02/29 ........................................... United States 199,735 186,753
o
Delayed Draw CME Term Loan, (1-month SOFR + 4.25%), 4/02/29 United States 5,899 5,515
eResearchTechnology, Inc. , First Lien, Initial Term Loan , 6.166% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 956,771 886,410
FINThrive Software Intermediate Holdings, Inc. , First Lien, Initial
Term Loan , 5.666% , ( 1-month USD LIBOR + 4% ), 12/18/28 .... United States 632,951 588,645
Global Medical Response, Inc. , 2018 New Term Loan , 5.916% ,
( 1-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 831,606 775,909
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
6.377% , ( 3-month USD LIBOR + 3.5% ), 11/01/28 ............ United States 322,269 303,014
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 5.747%, (1-month USD LIBOR +
3.75%; 3-month USD LIBOR + 3.75%), 3/02/28 ............. United States 1,509,748 1,315,911
First Lien, Initial Term Loan, C, 6.01%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 48,018 41,853
Owens & Minor, Inc. , CME Term Loan, B1 , 5.375% , ( 1-month SOFR
+ 3.75% ), 3/29/29 ................................... United States 150,377 149,625
Pacific Dental Services LLC , Term Loan , 4.759% , ( 1-month USD
LIBOR + 3.25% ), 5/05/28 .............................. United States 93,243 88,892
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
6% , ( 3-month USD LIBOR + 3.75% ), 3/31/27 ............... United States 729,757 679,586
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 4.31% , ( 3-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 257,419 242,425
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan , 6.076% ,
( 3-month USD LIBOR + 4% ), 6/22/26 ..................... United States 648,770 568,484
Radiology Partners, Inc. , First Lien, Term Loan, B , 5.87% , ( 1-month
USD LIBOR + 4.25% ), 7/09/25 .......................... United States 724,138 652,991
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 5.312% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 348,348 325,879
U.S. Renal Care, Inc. , Initial Term Loan , 6.688% , ( 1-month USD
LIBOR + 5% ), 6/26/26 ................................ United States 592,386 412,078
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 5.666% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 1,561,599 1,485,472
10,515,094
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Health Care Technology 0.7%
m
athenahealth Group, Inc. , Initial CME Term Loan , 5.009% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 2,137,681 $ 1,974,694
m
Hotels, Restaurants & Leisure 1.6%
d
24 Hour Fitness Worldwide, Inc. , Term Loan , 7.232% , PIK, ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 1,177,513 397,084
Bally's Corp. , Term Loan, B , 4.37% , ( 1-month USD LIBOR + 3.25% ),
10/02/28 .......................................... United States 796,000 741,398
Fertitta Entertainment LLC , Initial CME Term Loan, B , 5.534% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 882,585 816,396
Flynn Restaurant Group LP , First Lien, 2021 Term Loan , 5.916% ,
( 1-month USD LIBOR + 4.25% ), 11/22/28 .................. United States 618,349 578,311
l
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 4.666% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 674,689 633,790
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 4.238% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 352,688 331,967
l
Penn National Gaming, Inc. , CME Term Loan, B , 4.375% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 110,215 106,014
Raptor Acquisition Corp. , First Lien, Term Loan, B , 6.096% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 550,847 520,000
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 4.175% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 507,182 470,939
Scientific Games International, Inc. , Initial CME Term Loan, B ,
4.358% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 162,791 155,024
4,750,923
a a a a a a
m
Household Durables 0.3%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 7.75% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 696,500 618,433
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 6.377% ,
( 3-month USD LIBOR + 3.5% ), 7/21/28 ................... United States 435,268 382,765
1,001,198
a a a a a a
m
Insurance 1.1%
Acrisure LLC ,
First Lien, 2020 Term Loan, 5.166%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 785,930 723,841
First Lien, 2021-1 Additional Term Loan, 5.416%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 194,185 182,291
First Lien, 2021-2 Additional Term Loan, 5.916%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 173,951 164,674
Alliant Holdings Intermediate LLC ,
2018 Initial Term Loan, 4.916%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 310,307 292,908
New Term Loan, B4, 5.009%, (1-month USD LIBOR + 3.5%),
11/05/27 .......................................... United States 497,627 464,411
AssuredPartners, Inc. ,
2020 Incremental CME Term Loan, 5.025%, (1-month SOFR +
3.5%), 2/12/27 ...................................... United States 405,234 378,894
2021 Term Loan, 5.166%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 244,290 229,633
Asurion LLC ,
Second Lien, New Term Loan, B3, 6.916%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 32,665 28,051
Second Lien, New Term Loan, B4, 6.916%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 1,085,259 927,353
3,392,056
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Internet & Direct Marketing Retail 0.5%
m
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 5.416%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 920,511 $ 869,192
First Lien, Amendment No. 2 Initial Term Loan, 4.56%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 685,347 647,228
1,516,420
a a a a a a
IT Services 3.4%
m
Aptean Acquiror, Inc. , First Lien, Initial Term Loan , 5.916% , ( 1-month
USD LIBOR + 4.25% ), 4/23/26 .......................... United States 304,656 289,170
m
Aventiv Technologies LLC , First Lien, Initial Term Loan , 6.75% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 1,931,735 1,768,755
Barracuda Networks, Inc. ,
m
First Lien, 2020 Term Loan, 5.982%, (3-month USD LIBOR +
3.75%), 2/12/25 ..................................... United States 1,090,171 1,082,452
l,n
First Lien, CME Term Loan, TBD, 5/17/29 .................. United States 837,989 805,517
m
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 5.006% ,
( 3-month USD LIBOR + 4% ), 10/01/27 .................... United States 1,747,647 1,657,539
m
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 6.5% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 809,670 771,210
m
Knot Worldwide, Inc. (The) , First Lien, Amendment No. 3 CME Term
Loan , 6.125% , ( 1-month SOFR + 4.5% ), 12/19/25 ........... United States 395,918 380,082
m
Peraton Corp. , First Lien, Term Loan, B , 5.416% , ( 1-month USD
LIBOR + 3.75% ), 2/01/28 .............................. United States 1,448,332 1,364,018
m
Pitney Bowes, Inc. , Refinancing Term Loan, B , 5.67% , ( 1-month USD
LIBOR + 4% ), 3/17/28 ................................ United States 1,777,500 1,701,956
m
Thrasio LLC , Initial Term Loan , 9.25% , ( 3-month USD LIBOR + 7% ),
12/18/26 .......................................... United States 346,482 323,961
10,144,660
a a a a a a
m
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 5.166% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 491,433 461,640
Motion Acquisition Ltd. ,
Term Loan, B1, 5.5%, (3-month USD LIBOR + 3.25%), 11/12/26 . United Kingdom 346,603 321,184
Term Loan, B2, 5.5%, (3-month USD LIBOR + 3.25%), 11/12/26 . United Kingdom 49,412 45,789
828,613
a a a a a a
Life Sciences Tools & Services 0.2%
m
ICON plc ,
Term Loan, 4.563%, (3-month USD LIBOR + 2.25%), 7/03/28 ... Ireland 406,548 393,815
U.S. Term Loan, 4.563%, (3-month USD LIBOR + 2.25%), 7/03/28 Ireland 101,292 98,120
491,935
a a a a a a
m
Machinery 0.6%
l
ASP Blade Holdings, Inc. , Initial Term Loan , 5.666% , ( 1-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 551,629 487,270
Tiger Acquisition LLC , First Lien, Initial Term Loan , 4.916% , ( 1-month
USD LIBOR + 3.25% ), 6/01/28 .......................... United States 540,136 486,844
TK Elevator Midco GmbH , USD Term Loan, B1 , 4.019% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 708,041 665,120
1,639,234
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
m
Media 2.5%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 988,351 $ 894,458
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 4.739% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 632,145 546,331
CSC Holdings LLC , March 2017 Refinancing Term Loan , 3.574% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 791,527 738,495
Diamond Sports Group LLC ,
First Lien, CME Term Loan, 9.181%, (1-month SOFR + 8%),
5/25/26 ........................................... United States 301,024 300,396
Second Lien, CME Term Loan, 4.431%, (1-month SOFR + 3.25%),
8/24/26 ........................................... United States 901,069 219,257
Gray Television, Inc. , Term Loan, D , 4.062% , ( 1-month USD LIBOR +
3% ), 12/01/28 ...................................... United States 299,248 287,197
McGraw-Hill Education, Inc. , Initial Term Loan , 5.554% , ( 3-month
USD LIBOR + 4.75% ), 7/28/28 .......................... United States 1,003,540 911,546
Radiate Holdco LLC , Amendment No. 6 Term Loan , 4.916% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 1,775,427 1,655,257
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 4.916%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 973,302 921,396
First Lien, Initial Term Loan, B, 4.916%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 341,535 320,403
Virgin Media Bristol LLC , Term Loan, Q , 4.574% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 462,949 444,763
7,239,499
a a a a a a
Metals & Mining 0.2%
m
U.S. Silica Co. , Term Loan , 5.688% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 589,215 569,025
Multiline Retail 0.1%
m
Franchise Group, Inc. , First Lien, Initial Term Loan , 6.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 302,261 277,829
m
Personal Products 0.6%
Conair Holdings LLC , First Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 668,443 562,605
Coty, Inc. , USD Term Loan, B , 3.41% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 442,179 422,895
Sunshine Luxembourg VII SARL , Term Loan, B3 , 6% , ( 3-month USD
LIBOR + 3.75% ), 10/01/26 ............................. Luxembourg 842,753 782,854
1,768,354
a a a a a a
m
Pharmaceuticals 0.6%
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
6.549% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 378,886 326,447
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 5.166% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 707,143 676,425
Organon & Co. , Dollar Term Loan , 4.625% , ( 3-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 742,151 716,253
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 5.166% , ( 1-month USD LIBOR + 3.5% ), 2/14/25 .... United States 145,222 137,355
1,856,480
a a a a a a
m
Professional Services 0.4%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 6.01% , ( 3-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 791,256 752,682

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
m
Professional Services (continued)
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.25% ), 9/29/28 .................. United States 427,538 $ 405,520
1,158,202
a a a a a a
Road & Rail 0.2%
m
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 5.916% ,
( 1-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 778,255 705,130
Semiconductors & Semiconductor Equipment 0.2%
l,n
MKS Instruments, Inc. , CME Term Loan, B , TBD, 4/11/29 ....... United States 700,000 671,650
Software 6.0%
m
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 6.621% , ( 3-month
USD LIBOR + 5.25% ), 5/08/28 .......................... United States 630,000 522,900
l,n
CDK Global, Inc. , CME Term Loan, B , TBD, 6/08/29 ........... United States 257,143 243,773
m
Cloudera, Inc. ,
First Lien, Initial Term Loan, 5.416%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 580,364 535,870
Second Lien, Initial Term Loan, 7.666%, (1-month USD LIBOR +
6%), 10/08/29 ...................................... United States 165,289 145,454
m
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 5.416% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 701,355 629,466
m
DCert Buyer, Inc. , First Lien, Initial Term Loan , 5.666% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 1,729,711 1,658,049
m
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 6% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 625,231 591,238
m
Epicor Software Corp. , Term Loan, C , 4.916% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 662,253 626,882
m
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 5.666% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 971,064 931,250
m
GoTo Group, Inc. , First Lien, Initial Term Loan , 6.345% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 1,637,281 1,264,800
m
Hyland Software, Inc. , First Lien, 2018 Refinancing Term Loan ,
5.166% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 ............. United States 1,059,602 1,025,313
m
Idera, Inc. , First Lien, Term Loan, B1 , 4.82% , ( 1-month USD LIBOR
+ 3.75% ), 3/02/28 ................................... United States 1,580,416 1,462,383
m
IGT Holding IV AB , Term Loan, B2 , 5.65% , ( 3-month USD LIBOR +
3.4% ), 3/31/28 ...................................... Sweden 724,167 677,096
m
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 5.848%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 794,010 686,160
First Lien, First Amendment Term Loan, 5.611%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 58,188 49,896
m
McAfee Corp. , CME Term Loan, B1 , 5.145% , ( 1-month SOFR + 4% ),
3/01/29 ........................................... United States 592,742 541,372
m
Mitchell International, Inc. , First Lien, Initial Term Loan , 5.345% ,
( 1-month USD LIBOR + 3.75% ), 10/15/28 ................. United States 987,525 902,351
m
Polaris Newco LLC , First Lien, Dollar Term Loan , 5.666% , ( 1-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 2,132,714 1,976,951
m
Quest Software US Holdings, Inc. , First Lien, Initial Term Loan ,
5.474% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 1,200,000 1,071,372
m
Sovos Compliance LLC ,
First Lien, Delayed Draw Term Loan, 6.152%, (1-month USD
LIBOR + 4.5%), 8/11/28 ............................... United States 93,470 88,301
First Lien, Initial Term Loan, 6.166%, (1-month USD LIBOR +
4.5%), 8/11/28 ...................................... United States 538,552 508,764
m
UKG, Inc. , Second Lien, 2021 Incremental Term Loan , 6.212% ,
( 3-month USD LIBOR + 5.25% ), 5/03/27 .................. United States 270,096 251,325

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Software (continued)
m
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 5.184% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 1,465,932 $ 1,332,532
17,723,498
a a a a a a
m
Specialty Retail 2.1%
Evergreen AcqCo 1 LP , Initial Term Loan , 7.75% , ( 3-month USD
LIBOR + 5.5% ), 4/26/28 ............................... United States 966,382 914,033
Great Outdoors Group LLC , Term Loan, B2 , 5.416% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 1,171,029 1,071,198
Michaels Cos., Inc. (The) , Term Loan, B , 6.5% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 1,010,297 839,108
Park River Holdings, Inc. , First Lien, Initial Term Loan , 4.217% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 655,738 540,984
PetSmart LLC , Initial Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 2/11/28 ..................................... United States 514,241 485,572
SRS Distribution, Inc. ,
2021 Refinancing Term Loan, 4.019%, (3-month USD LIBOR +
3.5%), 6/02/28 ...................................... United States 528,457 489,351
CME Term Loan, 4%, (3-month SOFR + 3.5%), 6/02/28 ....... United States 23,804 21,997
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 6.286% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,249,642 1,092,568
White Cap Supply Holdings LLC , Initial Closing Date Term Loan ,
5.275% , ( 1-month SOFR + 3.75% ), 10/19/27 ............... United States 394,013 364,215
Woof Holdings, Inc. , First Lien, Initial Term Loan , 5.813% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 528,127 495,119
6,314,145
a a a a a a
Technology Hardware, Storage & Peripherals 0.2%
m
Magenta Buyer LLC , First Lien, Initial Term Loan , 6.23% , ( 3-month
USD LIBOR + 5% ), 7/27/28 ............................ United States 692,972 624,911
m
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 6.506% ,
( 6-month USD LIBOR + 5.5% ), 12/19/25 .................. United States 433,993 422,872
Tory Burch LLC , Initial Term Loan, B , 4.666% , ( 1-month USD LIBOR
+ 3% ), 4/16/28 ...................................... United States 213,432 192,423
615,295
a a a a a a
Transportation Infrastructure 0.4%
First Student Bidco, Inc. ,
l,n
Incremental Term Loan, B, TBD, 1/01/28 .................. United States 374,026 345,039
l,n
Incremental Term Loan, C, TBD, 1/01/28 .................. United States 25,974 23,961
m
Initial Term Loan, B, 3.983%, (3-month USD LIBOR + 3%), 7/21/28 United States 210,649 188,663
m
Initial Term Loan, C, 3.983%, (3-month USD LIBOR + 3%), 7/21/28 United States 78,147 69,990
m
LaserShip, Inc. , First Lien, Initial Term Loan , 7.377% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 464,327 416,154
1,043,807
a a a a a a
Total Senior Floating Rate Interests (Cost $132,613,785) .........................
122,374,138
p
Marketplace Loans 28.3%
b
Diversified Financial Services 28.3%
a a a a a a
Total Marketplace Loans (Cost $86,541,964) ....................................
83,571,115

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 14.0%
Capital Markets 0.0%
†
m
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
5.749% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 . .......... United States 33,301 $ 19,210
Commercial Services & Supplies 0.5%
f,m
KKR CLO 26 Ltd. , CR , 144A, FRN , 3.244% , ( 3-month USD LIBOR +
2.2% ), 10/15/34 . .................................... United States 1,500,000 1,394,868
Diversified Financial Services 13.5%
f,m
AMMC CLO 22 Ltd. , 2018-22A , C , 144A, FRN , 2.934% , ( 3-month
USD LIBOR + 1.75% ), 4/25/31 . ......................... United States 1,500,000 1,414,247
f,m
BlueMountain CLO XXV Ltd. , 2019-25A , CR , 144A, FRN , 3.294% ,
( 3-month USD LIBOR + 2.25% ), 7/15/36 . .................. United States 1,500,000 1,416,888
f,m
BlueMountain CLO XXVI Ltd. , 2019-26A , CR , 144A, FRN , 3.263% ,
( 3-month USD LIBOR + 2.2% ), 10/20/34 . .................. United States 2,000,000 1,879,778
f,m
BlueMountain CLO XXXI Ltd. , 2021-31A , D , 144A, FRN , 4.044% ,
( 3-month USD LIBOR + 3% ), 4/19/34 . .................... United States 1,000,000 936,957
f,m
BlueMountain CLO XXXV Ltd. , 2022-35A , D , 144A, FRN , 6.143% ,
( 3-month SOFR + 4% ), 7/22/35 . ......................... United States 1,500,000 1,408,799
f,m
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, CR2, 144A, FRN, 2.844%, (3-month USD LIBOR +
1.8%), 4/17/31 ...................................... United States 1,500,000 1,407,266
h
2014-1A, DR, 144A, FRN, 3.644%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 2,300,000 2,014,426
f,m
Carlyle US CLO Ltd. ,
2017-4A, C, 144A, FRN, 3.844%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 1,000,000 858,362
2019-1A, BR, 144A, FRN, 3.263%, (3-month USD LIBOR + 2.2%),
4/20/31 ........................................... United States 1,500,000 1,434,969
f,q
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 27.547%, 12/15/43 ............... United States 50,890 48,883
2019-26, PT, 144A, FRN, 20.846%, 8/15/44 ................ United States 161,599 155,515
2019-31, PT, 144A, FRN, 20.337%, 9/15/44 ................ United States 143,249 136,340
2019-37, PT, 144A, FRN, 21.631%, 10/17/44 ............... United States 166,511 158,511
2019-42, PT, 144A, FRN, 21.253%, 11/15/44 ............... United States 164,024 157,569
2019-51, PT, 144A, FRN, 16.822%, 1/15/45 ................ United States 201,480 194,540
2019-52, PT, 144A, FRN, 16.896%, 1/15/45 ................ United States 204,692 198,698
2019-S1, PT, 144A, FRN, 17.715%, 4/15/44 ................ United States 86,995 82,622
2019-S2, PT, 144A, FRN, 14.017%, 5/16/44 ................ United States 61,775 58,586
2019-S3, PT, 144A, FRN, 14.337%, 6/15/44 ................ United States 207,613 198,167
2019-S4, PT, 144A, FRN, 14.495%, 8/15/44 ................ United States 124,590 120,064
2019-S5, PT, 144A, FRN, 14.165%, 9/15/44 ................ United States 130,360 125,473
2019-S6, PT, 144A, FRN, 12.991%, 10/17/44 ............... United States 126,389 120,090
2019-S7, PT, 144A, FRN, 11.343%, 12/15/44 ............... United States 106,641 102,040
2019-S8, PT, 144A, FRN, 10.479%, 1/15/45 ................ United States 131,922 125,929
2020-2, PT, 144A, FRN, 16.314%, 3/15/45 ................. United States 199,083 192,519
2020-7, PT, 144A, FRN, 16.381%, 4/17/45 ................. United States 118,501 112,958
f,h,m
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 4.044% ,
( 3-month USD LIBOR + 3% ), 7/15/30 . .................... United States 2,500,000 2,241,017
f,m
Dryden 42 Senior Loan Fund ,
h
2016-42A, CR, 144A, FRN, 3.094%, (3-month USD LIBOR +
2.05%), 7/15/30 ..................................... United States 2,400,000 2,278,463
2016-42A, DR, 144A, FRN, 3.974%, (3-month USD LIBOR +
2.93%), 7/15/30 ..................................... United States 1,000,000 907,701
f,h,m
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 2.844% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 . .......................... United States 3,000,000 2,814,737
f,m
KKR CLO 20 Ltd. , C , 144A, FRN , 2.994% , ( 3-month USD LIBOR +
1.95% ), 10/16/30 . ................................... United States 1,000,000 953,069

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,m
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 4.184% ,
( 3-month USD LIBOR + 3% ), 1/23/31 . .................... United States 1,250,000 $ 1,173,925
f,m
Magnetite XXII Ltd. , 2019-22A , DR , 144A, FRN , 4.144% , ( 3-month
USD LIBOR + 3.1% ), 4/15/31 . .......................... United States 1,000,000 930,805
m
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
6.574% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 . .......... United States 245,934 253,251
f,m
Newark BSL CLO 1 Ltd. , 2016-1A , CR , 144A, FRN , 4.225% ,
( 3-month USD LIBOR + 3% ), 12/21/29 . ................... United States 1,000,000 934,499
f,m
Octagon Investment Partners 32 Ltd. , 2017-1A , CR , 144A, FRN ,
3.094% , ( 3-month USD LIBOR + 2.05% ), 7/15/29 . ........... United States 1,500,000 1,435,183
f,h,m
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
3.036% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 . ............ United States 6,050,000 5,671,043
f,m
OHA Credit Funding 9 Ltd. , 2021-9A , D , 144A, FRN , 3.994% ,
( 3-month USD LIBOR + 2.95% ), 7/19/35 . .................. United States 1,500,000 1,387,953
f,q
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 17.886%, 3/15/26 ................ United States 117,334 117,658
2020-PT2, A, 144A, FRN, 16.518%, 4/15/26 ................ United States 131,122 127,500
2020-PT3, A, 144A, FRN, 17.031%, 5/15/26 ................ United States 31,404 30,237
m
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
6.499% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 . .......... United States 13,987 14,280
f,q
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
14.456% , 2/15/26 . ................................... United States 111,484 112,009
f,m
Voya CLO Ltd. ,
h
2014-1A, BR2, 144A, FRN, 2.944%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,300,000 1,233,537
2014-1A, CR2, 144A, FRN, 3.844%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 500,000 444,209
h
2016-3A, CR, 144A, FRN, 4.294%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,000,000 1,833,232
39,954,504
a a a a a a
Total Asset-Backed Securities (Cost $43,365,968) ...............................
41,368,582
Commercial Mortgage-Backed Securities 1.0%
Diversified Financial Services 0.0%
†
q
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 194,980 156,081
Thrifts & Mortgage Finance 1.0%
h
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,482,834
h
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,372,485
2,855,319
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,164,689) .................
3,011,400
Mortgage-Backed Securities 14.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.3%
g
FHLMC Gold Pools, 15 Year, 5%, 12/01/23 .................. United States 28,521 29,319
g
FHLMC Gold Pools, 20 Year, 6.5%, 8/01/27 .................. United States 81,811 85,973
g
FHLMC Gold Pools, 30 Year, 3.5%, 3/01/45 .................. United States 10,451 10,245
g
FHLMC Gold Pools, 30 Year, 3.5%, 12/01/48 ................. United States 1,912,871 1,872,741
g
FHLMC Gold Pools, 30 Year, 4%, 5/01/48 ................... United States 1,410,943 1,417,905
g
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ........... United States 228,278 246,365
g
FHLMC Gold Pools, 30 Year, 6.5%, 3/01/38 .................. United States 6,338 6,742
g
FHLMC Gold Pools, 30 Year, 7%, 9/01/27 ................... United States 26,002 26,929
g
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 84,678 91,289

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
g
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 3,018,368 $ 2,890,391
6,677,899
r
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
g
FNMA, 2.665% - 3.334%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 129,796 129,583
129,583
Federal National Mortgage Association (FNMA) Fixed Rate 11.6%
g
FNMA, 3.5%, 7/01/56 .................................. United States 425,199 414,667
g
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 970,281 907,100
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 4,046 3,993
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 5,863 5,857
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 17,550 17,733
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 4,295,472 3,877,363
g
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 2,902,532 2,711,121
g
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................... United States 434,056 425,713
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 2,093,377 2,101,304
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 648,762 653,856
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 622 629
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 164,505 173,215
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 118,083 126,046
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 318,054 348,322
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 52,091 55,581
s
FNMA, Single-family, 30 Year, 4%, 7/25/52 .................. United States 11,488,000 11,331,611
s
FNMA, Single-family, 30 Year, 4.5%, 7/25/52 ................. United States 11,303,000 11,349,360
34,503,471
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 191,067 201,960
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 836,780 815,666
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 11,310 11,909
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 46,939 51,128
1,080,663
Total Mortgage-Backed Securities (Cost $44,171,965) ............................
42,391,616
Residential Mortgage-Backed Securities 0.9%
Thrifts & Mortgage Finance 0.9%
h,m
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 4.624%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,355,241 1,368,417
2017-C05, 1M2, FRN, 3.824%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,107,783 1,113,551
2,481,968
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $2,533,298) ..................
2,481,968
Total Long Term Investments (Cost $471,878,424) ...............................
427,446,146
a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 184.
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.4%
t,u
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 7,118,538 $ 7,118,538
Total Money Market Funds (Cost $7,118,538) ...................................
7,118,538
Total Short Term Investments (Cost $7,118,538 ) .................................
7,118,538
a
Total Investments (Cost $478,996,962) 147.3% ..................................
$434,564,684
Reverse Repurchase Agreements (13.5)% ......................................
(39,733,188)
v
Credit Facility (28.1)% ........................................................
(83,000,000)
Other Assets, less Liabilities (5.7)% ...........................................
(16,907,399)
Net Assets 100.0% ...........................................................
$294,924,097
Amount
Borrowed Payable
w
Reverse Repurchase Agreements (13.5)%
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,069,250 $(1,072,658)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,256,310 $(1,260,314)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $957,000 $(960,050)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,293,750 $(1,297,874)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,354,320 $(1,358,637)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,011,250 $(1,014,473)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $954,000 $(957,041)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,179,375 $(1,183,134)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,336,875 $(1,341,136)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,075,500 $(1,078,928)
Counterparty UBS AG, 1.35%, 7/08/22 ..................... $1,218,000 $(1,221,882)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $526,000 $(527,207)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $715,000 $(717,197)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $1,082,250 $(1,085,575)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $943,250 $(946,148)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $963,000 $(965,959)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $1,007,500 $(1,010,595)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $777,500 $(779,284)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $790,000 $(791,813)
Counterparty UBS AG, 1.4%, 7/08/22 ...................... $378,750 $(379,619)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $225,750 $(226,249)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $302,000 $(302,667)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $308,000 $(308,680)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $323,438 $(324,152)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $243,750 $(244,288)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $379,500 $(380,338)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $323,750 $(324,465)
Counterparty UBS AG, 1.5%, 7/08/22 ...................... $427,500 $(428,444)
Counterparty UBS AG, 1.75%, 7/08/22 ..................... $4,709,320 $(4,728,779)
Counterparty UBS AG, 1.75%, 7/08/22 ..................... $731,179 $(734,200)
Counterparty UBS AG, 1.75%, 7/08/22 ..................... $2,027,760 $(2,036,139)
Counterparty UBS AG, 1.75%, 7/08/22 ..................... $1,066,325 $(1,070,731)
Counterparty UBS AG, 1.75%, 7/08/22 ..................... $2,354,400 $(2,364,128)
Counterparty UBS AG, 1.75%, 7/08/22 ..................... $1,144,137 $(1,148,865)
Counterparty UBS AG, 2%, 7/08/22 ........................ $1,948,000 $(1,957,199)
Counterparty UBS AG, 2%, 7/08/22 ........................ $1,492,800 $(1,499,849)
Counterparty UBS AG, 2%, 7/08/22 ........................ $1,696,480 $(1,704,491)
Total Reverse Repurchase Agreements (Proceeds $39,592,969) ...................
$(39,733,188)

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 12 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $150,584,042, representing 51.1% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
A portion or all of the security is designated as collateral for reverse repurchase agreements.
i
See Note 9 regarding credit risk and defaulted securities.
j
The coupon rate shown represents the rate at period end.
k
See Note 1(e) regarding senior floating rate interests.
l
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
o
See Note 13 regarding unfunded loan commitments.
p
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
q
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
r
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
s
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
t
See Note 5(c) regarding investments in affiliated management investment companies.
u
The rate shown is the annualized seven-day effective yield at period end.
v
See Note 3 regarding Credit Facility.
w
See Note 4 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2022
Franklin Limited Duration Income Trust
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2022, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 28.3%
Freedom Financial Asset Management LLC
APP-10201276.FP.FTS.B, 5.99%, 8/10/23 . $ 6,312 $ 6,372
APP-10151809.FP.FTS.B, 5.99%, 8/13/23 . 5,971 6,033
APP-10043511.FP.FTS.B, 5.99%, 9/28/23 . 4,498 4,553
APP-10670655.FP.FTS.B, 5.99%, 10/08/23 5,394 5,451
APP-10774277.FP.FTS.B, 5.99%, 10/09/23 5,423 5,483
APP-10767085.FP.FTS.B, 15.49%,
10/09/23 .......................... 4,553 4,585
APP-10787443.FP.FTS.B, 5.99%, 10/11/23 6,334 6,401
APP-10157125.FP.FTS.B, 15.49%,
10/28/23 .......................... 5,997 6,066
APP-10670609.FP.FTS.B, 5.99%, 11/15/23 5,102 5,161
APP-10780894.FP.FTS.B, 5.99%, 11/15/23 7,484 7,572
APP-10783446.FP.FTS.B, 19.99%, 11/30/23 7,991 8,029
APP-10823057.FP.FTS.B, 5.99%, 12/12/23 7,608 7,704
APP-11028232.FP.FTS.B, 5.99%, 12/12/23 8,667 8,771
APP-11036370.FP.FTS.B, 5.99%, 12/14/23 6,149 6,228
APP-11333293.FP.FTS.B, 5.99%, 12/14/23 7,379 7,472
APP-11799318.FP.FTS.B, 16.49%, 12/19/23 2,538 2,543
APP-11605709.FP.FTS.B, 5.99%, 12/21/23 5,705 5,782
APP-10606104.FP.FTS.B, 5.99%, 12/23/23 5,642 5,719
APP-11694992.FP.FTS.B, 5.99%, 12/23/23 7,657 7,762
APP-11767896.FP.FTS.B, 5.99%, 12/24/23 6,543 6,636
APP-11816519.FP.FTS.B, 22.49%, 12/30/23 6,196 6,266
APP-12119879.FP.FTS.B, 5.99%, 1/22/24 . 9,604 9,742
APP-11801234.FP.FTS.B, 5.99%, 2/05/24 . 6,017 6,097
APP-11742645.FP.FTS.B, 13.99%, 2/05/24 23,048 23,389
APP-11693930.FP.FTS.B, 15.49%, 2/05/24 7,333 7,437
APP-11442830.FP.FTS.B, 5.99%, 2/06/24 . 9,643 9,776
APP-11796839.FP.FTS.B, 23.99%, 2/11/24 7,971 8,030
APP-11799568.FP.FTS.B, 15.49%, 2/12/24 8,627 8,760
APP-11820006.FP.FTS.B, 5.99%, 2/13/24 . 7,634 7,745
APP-12674457.FP.FTS.B, 5.99%, 2/25/24 . 10,088 10,241
APP-12675080.FP.FTS.B, 17.49%, 2/25/24 11,435 11,563
APP-12168376.FP.FTS.B, 5.99%, 3/01/24 . 8,421 8,530
APP-12544302.FP.FTS.B, 16.49%, 3/01/24 6,687 6,751
APP-12953164.FP.FTS.B, 5.99%, 3/08/24 . 8,812 8,938
APP-13032370.FP.FTS.B, 17.24%, 3/11/24 44,699 45,155
APP-13337202.FP.FTS.B, 5.99%, 3/15/24 . 8,772 8,897
APP-13420504.FP.FTS.B, 5.99%, 3/16/24 . 10,548 10,703
APP-13148703.FP.FTS.B, 17.49%, 3/16/24 13,240 13,403
APP-13360065.FP.FTS.B, 19.99%, 3/27/24 8,937 9,052
APP-13655613.FP.FTS.B, 5.99%, 3/29/24 . 6,594 6,698
APP-12439531.FP.FTS.B, 19.49%, 3/29/24 12,879 13,029
APP-12675641.FP.FTS.B, 5.99%, 3/31/24 . 6,612 6,706
APP-12873630.FP.FTS.B, 5.99%, 4/03/24 . 8,816 8,939
APP-12891333.FP.FTS.B, 5.99%, 4/03/24 . 6,612 6,708
APP-12675611.FP.FTS.B, 15.49%, 4/05/24 9,869 10,006
APP-12710901.FP.FTS.B, 15.49%, 4/08/24 8,234 8,357
APP-12608313.FP.FTS.B, 5.99%, 4/10/24 . 6,629 6,729
APP-12800126.FP.FTS.B, 5.99%, 4/10/24 . 10,598 10,763
APP-11798739.FP.FTS.B, 5.99%, 4/11/24 . 8,420 8,553
APP-12486671.FP.FTS.B, 5.99%, 4/12/24 . 9,719 9,869
APP-13011107.FP.FTS.B, 19.99%, 4/12/24 9,841 9,929
APP-13038344.FP.FTS.B, 23.99%, 4/12/24 10,333 10,385
APP-12905173.FP.FTS.B, 5.99%, 4/15/24 . 8,817 8,951
APP-12933828.FP.FTS.B, 5.99%, 4/15/24 . 8,369 8,500
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12933623.FP.FTS.B, 5.99%, 4/16/24 . $ 7,713 $ 7,838
APP-12800813.FP.FTS.B, 15.49%, 4/16/24 11,998 12,216
APP-12800852.FP.FTS.B, 15.49%, 4/16/24 10,464 10,673
APP-13059920.FP.FTS.B, 17.99%, 4/16/24 6,713 6,792
APP-12801588.FP.FTS.B, 5.99%, 4/17/24 . 6,629 6,740
APP-12246165.FP.FTS.B, 5.99%, 4/18/24 . 7,799 7,924
APP-12933592.FP.FTS.B, 12.74%, 4/18/24 12,912 13,140
APP-12933925.FP.FTS.B, 5.99%, 4/23/24 . 7,603 7,734
APP-12934108.FP.FTS.B, 5.99%, 4/23/24 . 9,375 9,537
APP-12911251.FP.FTS.B, 5.99%, 4/24/24 . 10,606 10,790
APP-13026134.FP.FTS.B, 5.99%, 4/24/24 . 9,693 9,846
APP-13061207.FP.FTS.B, 5.99%, 4/30/24 . 7,222 7,338
APP-13432810.FP.FTS.B, 5.99%, 5/01/24 . 9,213 9,355
APP-13433208.FP.FTS.B, 5.99%, 5/01/24 . 7,384 7,497
APP-13435116.FP.FTS.B, 5.99%, 5/01/24 . 7,371 7,480
APP-13323350.FP.FTS.B, 16.49%, 5/01/24 9,104 9,216
APP-14062945.FP.FTS.B, 17.99%, 5/01/24 19,122 19,302
APP-13206909.FP.FTS.B, 23.74%, 5/01/24 23,915 24,078
APP-13323276.FP.FTS.B, 5.99%, 5/05/24 . 7,514 7,634
APP-14220016.FP.FTS.B, 16.74%, 5/05/24 30,273 30,633
APP-13323298.FP.FTS.B, 5.99%, 5/06/24 . 6,916 7,028
APP-13614056.FP.FTS.B, 15.99%, 5/11/24 9,279 9,412
APP-13643398.FP.FTS.B, 23.99%, 5/11/24 8,490 8,558
APP-13270610.FP.FTS.B, 5.99%, 5/12/24 . 10,522 10,684
APP-13337251.FP.FTS.B, 5.99%, 5/13/24 . 10,618 10,797
APP-13628584.FP.FTS.B, 17.49%, 5/13/24 6,974 7,070
APP-13438285.FP.FTS.B, 5.99%, 5/14/24 . 6,926 7,044
APP-13199267.FP.FTS.B, 5.99%, 5/15/24 . 6,927 7,049
APP-13301744.FP.FTS.B, 5.99%, 5/15/24 . 7,688 7,847
APP-13323228.FP.FTS.B, 5.99%, 5/15/24 . 8,479 8,621
APP-13628844.FP.FTS.B, 16.99%, 5/15/24 10,796 10,958
APP-14402256.FP.FTS.B, 17.49%, 5/16/24 10,612 10,771
APP-13453990.FP.FTS.B, 5.99%, 5/22/24 . 9,228 9,390
APP-13488078.FP.FTS.B, 5.99%, 5/23/24 . 9,417 9,587
APP-11876534.FP.FTS.B, 5.99%, 5/25/24 . 8,002 8,146
APP-13680560.FP.FTS.B, 5.99%, 5/27/24 . 8,227 8,360
APP-14689419.FP.FTS.B, 5.99%, 6/05/24 . 10,203 10,371
APP-14264510.FP.FTS.B, 5.99%, 6/10/24 . 9,608 9,771
APP-14258833.FP.FTS.B, 18.49%, 6/10/24 9,676 9,814
APP-14242982.FP.FTS.B, 5.99%, 6/14/24 . 10,612 10,800
APP-14387197.FP.FTS.B, 5.99%, 6/15/24 . 10,565 10,742
APP-14210364.FP.FTS.B, 5.99%, 6/17/24 . 9,619 9,794
APP-14351539.FP.FTS.B, 5.99%, 6/21/24 . 7,691 7,833
APP-14179087.FP.FTS.B, 5.99%, 6/23/24 . 9,712 9,895
APP-14491308.FP.FTS.B, 23.99%, 6/28/24 9,604 9,792
APP-14369139.FP.FTS.B, 5.99%, 6/29/24 . 11,488 11,714
APP-14372093.FP.FTS.B, 5.99%, 7/04/24 . 11,999 12,206
APP-14581081.FP.FTS.B, 18.99%, 7/05/24 10,550 10,800
APP-14569696.FP.FTS.B, 5.99%, 7/07/24 . 11,500 11,704
APP-15044905.FP.FTS.B, 5.99%, 7/25/24 . 7,500 7,648
APP-10156971.FP.FTS.B, 14.99%, 8/15/24 27,113 27,317
APP-10183391.FP.FTS.B, 16.49%, 8/16/24 13,842 13,868
APP-10196892.FP.FTS.B, 11.99%, 8/17/24 36,044 36,407
APP-10157170.FP.FTS.B, 17.99%, 9/17/24 7,736 7,722
APP-10561115.FP.FTS.B, 13.99%, 10/08/24 6,354 6,416

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10771919.FP.FTS.B, 10.49%,
10/09/24 .......................... $ 9,637 $ 9,736
APP-10775435.FP.FTS.B, 15.49%,
10/09/24 .......................... 22,232 22,240
APP-10788641.FP.FTS.B, 10.49%, 10/11/24 12,698 12,835
APP-10940707.FP.FTS.B, 8.49%, 10/15/24 14,865 15,010
APP-10932376.FP.FTS.B, 19.99%,
10/22/24 .......................... 6,292 6,286
APP-11037984.FP.FTS.B, 23.99%, 10/25/24 8,294 8,250
APP-10600138.FP.FTS.B, 10.49%,
10/29/24 .......................... 23,369 23,664
APP-11023093.FP.FTS.B, 10.49%, 10/30/24 12,427 12,591
APP-10815186.FP.FTS.B, 13.49%,
10/30/24 .......................... 20,771 20,926
APP-11036232.FP.FTS.B, 16.99%, 10/30/24 8,798 8,849
APP-10976531.FP.FTS.B, 19.99%,
10/30/24 .......................... 8,549 8,572
APP-10561394.FP.FTS.B, 12.24%, 11/05/24 10,276 10,390
APP-10459466.FP.FTS.B, 14.99%, 11/08/24 18,048 18,136
APP-10692850.FP.FTS.B, 13.24%, 11/12/24 33,406 33,768
APP-10670951.FP.FTS.B, 17.99%, 11/15/24 20,495 20,258
APP-10670964.FP.FTS.B, 10.49%, 11/20/24 13,460 13,639
APP-10385583.FP.FTS.B, 12.24%, 11/22/24 10,147 10,278
APP-10481821.FP.FTS.B, 23.49%, 11/22/24 8,410 8,342
APP-11040038.FP.FTS.B, 15.49%, 12/01/24 21,828 21,789
APP-11018721.FP.FTS.B, 23.99%, 12/01/24 15,056 14,712
APP-11036258.FP.FTS.B, 23.99%, 12/03/24 7,166 4,475
APP-10991532.FP.FTS.B, 13.99%,
12/10/24 .......................... 9,094 9,212
APP-11039981.FP.FTS.B, 12.74%, 12/13/24 12,751 12,908
APP-11025781.FP.FTS.B, 23.99%, 12/13/24 15,291 15,024
APP-11029317.FP.FTS.B, 23.99%, 12/13/24 9,854 9,764
APP-11036112.FP.FTS.B, 16.99%, 12/14/24 6,369 6,444
APP-10692602.FP.FTS.B, 17.99%,
12/14/24 .......................... 7,375 7,409
APP-11030753.FP.FTS.B, 23.99%, 12/14/24 13,769 13,592
APP-11798782.FP.FTS.B, 13.24%, 12/17/24 10,073 –
APP-11720453.FP.FTS.B, 12.24%, 12/22/24 11,143 11,283
APP-11695111.FP.FTS.B, 11.99%, 12/23/24 19,913 20,147
APP-11789211.FP.FTS.B, 6.99%, 12/29/24 26,533 26,919
APP-11821469.FP.FTS.B, 17.49%, 12/30/24 16,076 16,162
APP-12008571.FP.FTS.B, 16.74%, 1/27/25 25,679 25,765
APP-12250721.FP.FTS.B, 23.74%, 1/27/25 23,955 24,109
APP-12250024.FP.FTS.B, 23.99%, 1/27/25 8,993 9,011
APP-11694729.FP.FTS.B, 15.49%, 2/01/25 12,897 13,035
APP-11799631.FP.FTS.B, 9.74%, 2/02/25 . 18,896 19,163
APP-11681871.FP.FTS.B, 23.99%, 2/02/25 15,231 15,020
APP-11750342.FP.FTS.B, 12.24%, 2/05/25 28,389 28,507
APP-11751212.FP.FTS.B, 13.99%, 2/05/25 17,791 18,007
APP-11755781.FP.FTS.B, 16.99%, 2/05/25 8,501 8,609
APP-11693818.FP.FTS.B, 9.49%, 2/06/25 . 29,064 29,478
APP-11799362.FP.FTS.B, 9.74%, 2/10/25 . 15,907 16,140
APP-11811501.FP.FTS.B, 15.24%, 2/12/25 26,911 26,989
APP-11444490.FP.FTS.B, 14.99%, 2/13/25 9,366 9,500
APP-11237904.FP.FTS.B, 11.99%, 2/18/25 16,012 16,180
APP-12795048.FP.FTS.B, 21.49%, 2/19/25 9,177 9,172
APP-12840850.FP.FTS.B, 9.49%, 2/21/25 . 18,534 18,765
APP-12413449.FP.FTS.B, 9.74%, 2/22/25 . 22,965 23,263
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12801527.FP.FTS.B, 11.74%, 2/22/25 $ 18,398 $ 18,628
APP-12738128.FP.FTS.B, 15.99%, 2/26/25 10,527 10,626
APP-12801479.FP.FTS.B, 9.49%, 2/27/25 . 27,592 27,967
APP-12674069.FP.FTS.B, 18.99%, 2/27/25 11,634 11,680
APP-12675613.FP.FTS.B, 13.49%, 2/28/25 12,199 12,362
APP-12802296.FP.FTS.B, 25.49%, 2/28/25 9,596 3,549
APP-12780140.FP.FTS.B, 9.74%, 3/01/25 . 11,340 11,489
APP-12076585.FP.FTS.B, 11.74%, 3/01/25 22,028 22,306
APP-12882137.FP.FTS.B, 12.49%, 3/01/25 46,486 47,039
APP-13137200.FP.FTS.B, 17.49%, 3/01/25 21,880 21,868
APP-12800835.FP.FTS.B, 19.49%, 3/01/25 17,088 17,018
APP-12185237.FP.FTS.B, 19.99%, 3/01/25 9,288 9,293
APP-12871940.FP.FTS.B, 8.99%, 3/03/25 . 27,749 28,106
APP-12175554.FP.FTS.B, 11.99%, 3/03/25 13,630 13,811
APP-13023000.FP.FTS.B, 23.74%, 3/04/25 23,433 23,234
APP-13061318.FP.FTS.B, 15.49%, 3/05/25 13,924 14,045
APP-12139584.FP.FTS.B, 11.99%, 3/06/25 13,175 13,362
APP-12106191.FP.FTS.B, 7.74%, 3/07/25 . 16,528 16,771
APP-12953839.FP.FTS.B, 25.49%, 3/08/25 9,473 9,405
APP-12097231.FP.FTS.B, 9.49%, 3/11/25 . 25,752 26,166
APP-12139672.FP.FTS.B, 9.74%, 3/11/25 . 15,944 16,202
APP-12225886.FP.FTS.B, 11.74%, 3/11/25 27,294 27,721
APP-12188198.FP.FTS.B, 16.99%, 3/11/25 6,900 7,010
APP-12236101.FP.FTS.B, 20.99%, 3/11/25 13,791 13,735
APP-12245609.FP.FTS.B, 25.49%, 3/12/25 10,531 6,879
APP-12934217.FP.FTS.B, 15.99%, 3/15/25 21,760 21,907
APP-13434461.FP.FTS.B, 9.49%, 3/20/25 . 20,869 21,156
APP-13301735.FP.FTS.B, 15.49%, 3/20/25 7,089 7,182
APP-13337421.FP.FTS.B, 11.49%, 3/21/25 12,352 12,521
APP-13300513.FP.FTS.B, 17.99%, 3/24/25 6,993 7,070
APP-12776522.FP.FTS.B, 7.74%, 3/28/25 . 17,002 17,264
APP-13251266.FP.FTS.B, 7.74%, 3/28/25 . 16,645 16,920
APP-13336638.FP.FTS.B, 9.74%, 3/28/25 . 15,948 16,209
APP-13381468.FP.FTS.B, 9.49%, 3/29/25 . 37,069 37,686
APP-13628483.FP.FTS.B, 16.49%, 3/29/25 10,685 10,807
APP-12793731.FP.FTS.B, 16.74%, 3/29/25 43,754 44,046
APP-12675304.FP.FTS.B, 16.99%, 3/29/25 8,673 8,788
APP-12607544.FP.FTS.B, 23.49%, 3/29/25 9,206 9,257
APP-13417584.FP.FTS.B, 12.49%, 3/30/25 45,096 45,855
APP-12798456.FP.FTS.B, 7.49%, 4/01/25 . 17,578 17,765
APP-12674971.FP.FTS.B, 10.49%, 4/01/25 45,061 45,630
APP-12675883.FP.FTS.B, 11.99%, 4/01/25 17,557 17,775
APP-12544478.FP.FTS.B, 18.99%, 4/01/25 9,562 9,589
APP-12801328.FP.FTS.B, 11.74%, 4/03/25 33,657 34,061
APP-12885018.FP.FTS.B, 18.99%, 4/03/25 9,369 9,416
APP-12877021.FP.FTS.B, 25.49%, 4/03/25 7,733 7,763
APP-12675307.FP.FTS.B, 13.49%, 4/05/25 12,537 12,655
APP-12786233.FP.FTS.B, 15.99%, 4/05/25 21,065 21,167
APP-12785793.FP.FTS.B, 11.74%, 4/06/25 36,082 36,537
APP-13560469.FP.FTS.B, 7.84%, 4/07/25 . 33,037 33,513
APP-12675330.FP.FTS.B, 9.74%, 4/07/25 . 16,400 16,637
APP-12797301.FP.FTS.B, 19.99%, 4/07/25 11,198 11,282
APP-13667664.FP.FTS.B, 22.99%, 4/07/25 17,233 17,168
APP-10692548.FP.FTS.B, 9.74%, 4/08/25 . 11,848 12,031
APP-12673950.FP.FTS.B, 9.74%, 4/08/25 . 11,844 12,026
APP-12990000.FP.FTS.B, 23.99%, 4/09/25 15,055 14,978
APP-11605986.FP.FTS.B, 7.74%, 4/10/25 . 18,075 18,358
APP-12990178.FP.FTS.B, 17.74%, 4/10/25 19,463 19,487

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12666916.FP.FTS.B, 18.99%, 4/10/25 $ 9,419 $ 9,490
APP-12774363.FP.FTS.B, 18.99%, 4/10/25 14,656 14,777
APP-12975635.FP.FTS.B, 18.99%, 4/10/25 16,864 16,969
APP-13028127.FP.FTS.B, 21.49%, 4/10/25 41,329 41,317
APP-12795850.FP.FTS.B, 23.74%, 4/10/25 18,963 18,892
APP-13021046.FP.FTS.B, 23.99%, 4/10/25 16,008 15,987
APP-08960612.FP.FTS.B, 9.74%, 4/11/25 . 14,641 14,842
APP-12855841.FP.FTS.B, 23.99%, 4/11/25 9,472 9,494
APP-12800907.FP.FTS.B, 9.74%, 4/12/25 . 11,531 11,696
APP-12674201.FP.FTS.B, 15.49%, 4/12/25 11,384 11,558
APP-13051006.FP.FTS.B, 15.99%, 4/12/25 18,660 18,759
APP-13048540.FP.FTS.B, 9.49%, 4/15/25 . 27,495 27,914
APP-12801587.FP.FTS.B, 13.24%, 4/15/25 1,208 1,210
APP-12800747.FP.FTS.B, 13.99%, 4/15/25 23,850 24,241
APP-12884337.FP.FTS.B, 16.99%, 4/15/25 9,407 9,569
APP-12886570.FP.FTS.B, 17.49%, 4/15/25 15,745 15,759
APP-12842698.FP.FTS.B, 17.99%, 4/15/25 14,900 15,065
APP-12869824.FP.FTS.B, 23.99%, 4/15/25 9,498 9,530
APP-13026280.FP.FTS.B, 23.99%, 4/15/25 14,176 14,206
APP-12888880.FP.FTS.B, 15.74%, 4/16/25 28,184 28,489
APP-12876367.FP.FTS.B, 16.99%, 4/16/25 10,000 1,886
APP-12887943.FP.FTS.B, 17.99%, 4/16/25 9,425 9,549
APP-12876531.FP.FTS.B, 23.99%, 4/16/25 9,543 9,600
APP-12801580.FP.FTS.B, 9.74%, 4/17/25 . 11,237 11,437
APP-13061907.FP.FTS.B, 14.49%, 4/17/25 18,674 18,868
APP-12884862.FP.FTS.B, 15.49%, 4/17/25 6,848 6,966
APP-12767903.FP.FTS.B, 25.49%, 4/17/25 9,055 9,092
APP-13048345.FP.FTS.B, 7.74%, 4/18/25 . 13,894 14,116
APP-12934120.FP.FTS.B, 16.99%, 4/18/25 9,373 9,530
APP-13060301.FP.FTS.B, 9.49%, 4/20/25 . 19,832 20,160
APP-13044683.FP.FTS.B, 12.49%, 4/20/25 46,625 47,373
APP-13023846.FP.FTS.B, 25.49%, 4/20/25 8,933 8,986
APP-12931531.FP.FTS.B, 21.49%, 4/21/25 8,230 8,310
APP-13165810.FP.FTS.B, 11.99%, 4/25/25 14,253 14,506
APP-13161529.FP.FTS.B, 9.49%, 4/30/25 . 38,201 38,835
APP-12932780.FP.FTS.B, 9.74%, 4/30/25 . 13,177 13,397
APP-14056236.FP.FTS.B, 13.24%, 4/30/25 36,003 36,573
APP-10941111.FP.FTS.B, 9.49%, 5/01/25 . 26,755 27,204
APP-14372285.FP.FTS.B, 14.74%, 5/01/25 29,152 29,426
APP-14372271.FP.FTS.B, 16.49%, 5/01/25 23,108 23,163
APP-13432575.FP.FTS.B, 16.99%, 5/01/25 10,178 10,115
APP-13412691.FP.FTS.B, 17.99%, 5/01/25 19,149 19,281
APP-13427697.FP.FTS.B, 18.99%, 5/01/25 13,421 13,492
APP-13432774.FP.FTS.B, 21.49%, 5/01/25 7,202 7,215
APP-13433532.FP.FTS.B, 21.49%, 5/01/25 8,643 8,658
APP-13151525.FP.FTS.B, 25.49%, 5/01/25 9,868 9,890
APP-13315909.FP.FTS.B, 25.49%, 5/01/25 7,703 7,678
APP-14271382.FP.FTS.B, 18.49%, 5/02/25 15,409 15,499
APP-13431511.FP.FTS.B, 9.74%, 5/04/25 . 13,073 13,280
APP-13352228.FP.FTS.B, 25.49%, 5/04/25 9,650 9,640
APP-13416512.FP.FTS.B, 9.49%, 5/05/25 . 38,117 38,729
APP-14179250.FP.FTS.B, 9.84%, 5/05/25 . 28,693 29,189
APP-11237706.FP.FTS.B, 16.49%, 5/09/25 15,604 15,866
APP-13199149.FP.FTS.B, 9.74%, 5/10/25 . 13,075 13,303
APP-13656099.FP.FTS.B, 12.09%, 5/12/25 23,836 24,202
APP-13408706.FP.FTS.B, 12.99%, 5/13/25 25,228 25,551
APP-13628220.FP.FTS.B, 15.49%, 5/13/25 11,044 11,209
APP-13679431.FP.FTS.B, 19.49%, 5/13/25 13,478 8,323
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13423519.FP.FTS.B, 23.99%, 5/13/25 $ 14,875 $ 9,758
APP-13664871.FP.FTS.B, 24.99%, 5/13/25 7,413 7,446
APP-13389626.FP.FTS.B, 25.49%, 5/13/25 9,714 9,768
APP-13333579.FP.FTS.B, 10.49%, 5/14/25 40,454 41,164
APP-13335711.FP.FTS.B, 14.49%, 5/14/25 15,668 15,882
APP-13336703.FP.FTS.B, 14.49%, 5/14/25 13,576 13,762
APP-13442439.FP.FTS.B, 15.99%, 5/14/25 24,058 24,364
APP-14362706.FP.FTS.B, 16.24%, 5/14/25 7,329 7,439
APP-13435964.FP.FTS.B, 18.99%, 5/14/25 11,680 11,878
APP-13370970.FP.FTS.B, 23.99%, 5/14/25 9,300 3,302
APP-14372135.FP.FTS.B, 10.49%, 5/15/25 15,483 15,737
APP-13437525.FP.FTS.B, 19.49%, 5/15/25 15,465 15,580
APP-13678041.FP.FTS.B, 18.49%, 5/16/25 7,199 7,294
APP-14586853.FP.FTS.B, 14.74%, 5/17/25 7,317 7,425
APP-13608364.FP.FTS.B, 9.84%, 5/18/25 . 20,650 21,013
APP-13658658.FP.FTS.B, 11.84%, 5/18/25 11,654 11,855
APP-14286350.FP.FTS.B, 16.99%, 5/19/25 18,553 18,799
APP-14581247.FP.FTS.B, 12.74%, 5/20/25 15,112 15,355
APP-13625542.FP.FTS.B, 24.99%, 5/20/25 14,794 14,991
APP-14371263.FP.FTS.B, 8.49%, 5/21/25 . 17,694 17,998
APP-13483974.FP.FTS.B, 24.99%, 5/22/25 11,942 12,065
APP-12543097.FP.FTS.B, 10.09%, 5/23/25 12,082 12,311
APP-13658179.FP.FTS.B, 10.84%, 5/24/25 47,808 48,712
APP-13675373.FP.FTS.B, 24.74%, 5/24/25 21,631 21,882
APP-13658871.FP.FTS.B, 9.84%, 5/25/25 . 38,216 38,959
APP-13669189.FP.FTS.B, 14.24%, 5/25/25 38,403 39,155
APP-13639147.FP.FTS.B, 18.49%, 5/25/25 18,228 18,449
APP-13658257.FP.FTS.B, 10.09%, 5/26/25 15,476 15,782
APP-13628386.FP.FTS.B, 10.09%, 5/27/25 15,576 15,889
APP-14229868.FP.FTS.B, 16.74%, 6/08/25 48,889 49,388
APP-14240775.FP.FTS.B, 20.49%, 6/08/25 9,789 9,891
APP-14227668.FP.FTS.B, 21.49%, 6/08/25 12,925 12,951
APP-13432220.FP.FTS.B, 9.74%, 6/15/25 . 15,370 15,642
APP-14384326.FP.FTS.B, 16.99%, 6/15/25 19,557 19,784
APP-14253378.FP.FTS.B, 18.49%, 6/15/25 9,818 9,971
APP-14276228.FP.FTS.B, 19.24%, 6/15/25 23,573 23,831
APP-14386226.FP.FTS.B, 23.49%, 6/15/25 14,695 14,781
APP-14246643.FP.FTS.B, 14.99%, 6/17/25 25,897 26,291
APP-11444368.FP.FTS.B, 17.49%, 6/17/25 12,099 12,288
APP-14416732.FP.FTS.B, 18.99%, 6/17/25 9,816 9,956
APP-14421454.FP.FTS.B, 19.99%, 6/17/25 13,702 13,862
APP-14016155.FP.FTS.B, 20.49%, 6/20/25 10,062 10,222
APP-14179277.FP.FTS.B, 12.74%, 6/22/25 35,291 35,908
APP-14518951.FP.FTS.B, 15.49%, 6/22/25 9,774 9,936
APP-14179511.FP.FTS.B, 18.49%, 6/22/25 7,433 7,575
APP-14253507.FP.FTS.B, 10.84%, 6/23/25 49,020 50,032
APP-14256949.FP.FTS.B, 16.24%, 6/23/25 39,335 40,049
APP-14393547.FP.FTS.B, 17.99%, 6/23/25 9,330 9,514
APP-14477454.FP.FTS.B, 13.99%, 6/24/25 10,364 10,554
APP-14372095.FP.FTS.B, 14.99%, 6/25/25 24,484 25,124
APP-14328736.FP.FTS.B, 17.74%, 6/26/25 49,171 50,041
APP-14178108.FP.FTS.B, 20.74%, 6/28/25 34,341 34,841
APP-14145667.FP.FTS.B, 20.49%, 6/29/25 7,400 7,557
APP-14386049.FP.FTS.B, 22.24%, 6/29/25 12,349 12,588
APP-14312204.FP.FTS.B, 25.49%, 6/29/25 9,900 10,099
APP-14227350.FP.FTS.B, 18.49%, 6/30/25 19,023 19,393
APP-14419233.FP.FTS.B, 23.49%, 7/01/25 10,000 10,018
APP-14440616.FP.FTS.B, 25.49%, 7/01/25 11,250 11,497

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14541502.FP.FTS.B, 16.49%, 7/06/25 $ 25,400 $ 25,978
APP-14550938.FP.FTS.B, 12.24%, 7/07/25 13,000 13,242
APP-14586533.FP.FTS.B, 12.49%, 7/07/25 25,000 25,576
APP-14556464.FP.FTS.B, 16.24%, 7/07/25 31,538 32,267
APP-14580010.FP.FTS.B, 23.49%, 7/07/25 14,641 14,709
APP-14558687.FP.FTS.B, 25.49%, 7/07/25 15,200 15,586
APP-14372326.FP.FTS.B, 10.24%, 7/08/25 27,252 27,872
APP-14578491.FP.FTS.B, 10.49%, 7/08/25 15,684 15,985
APP-14584529.FP.FTS.B, 15.49%, 7/08/25 20,000 20,286
APP-14523480.FP.FTS.B, 18.99%, 7/08/25 16,636 17,050
APP-14865343.FP.FTS.B, 10.24%, 7/21/25 35,633 36,451
APP-13767586.FP.FTS.B, 10.49%, 7/26/25 19,543 20,021
APP-10141048.FP.FTS.B, 15.49%, 8/14/25 19,267 19,492
APP-10561160.FP.FTS.B, 18.99%, 9/13/25 17,899 17,891
APP-10565690.FP.FTS.B, 16.99%, 9/15/25 11,575 11,665
APP-10551332.FP.FTS.B, 17.49%, 9/18/25 8,340 8,439
APP-10551426.FP.FTS.B, 10.99%, 9/21/25 21,052 21,327
APP-10771557.FP.FTS.B, 13.24%,
10/05/25 .......................... 12,972 13,114
APP-10682615.FP.FTS.B, 10.99%,
10/08/25 .......................... 16,686 16,927
APP-10760780.FP.FTS.B, 12.49%,
10/08/25 .......................... 39,055 39,575
APP-10671065.FP.FTS.B, 18.99%,
10/09/25 .......................... 9,143 9,201
APP-10752759.FP.FTS.B, 18.99%,
10/17/25 .......................... 22,978 23,086
APP-10524105.FP.FTS.B, 17.49%,
10/21/25 .......................... 17,214 17,379
APP-10624823.FP.FTS.B, 17.49%,
10/26/25 .......................... 9,464 9,586
APP-10617769.FP.FTS.B, 17.49%,
10/30/25 .......................... 20,859 21,087
APP-10561482.FP.FTS.B, 16.99%, 11/03/25 21,344 21,281
APP-10580212.FP.FTS.B, 18.49%, 11/03/25 14,734 14,886
APP-10561236.FP.FTS.B, 15.99%, 11/04/25 28,169 28,557
APP-10571038.FP.FTS.B, 10.99%, 11/07/25 12,984 13,173
APP-10282886.FP.FTS.B, 14.49%, 11/09/25 43,786 44,443
APP-10627143.FP.FTS.B, 16.99%, 11/09/25 11,525 11,615
APP-10777722.FP.FTS.B, 16.49%, 11/15/25 5,981 5,991
APP-10671041.FP.FTS.B, 16.49%, 11/16/25 19,746 19,920
APP-10758194.FP.FTS.B, 18.99%, 11/19/25 11,903 11,993
APP-10703763.FP.FTS.B, 14.49%, 11/20/25 20,267 20,476
APP-10692756.FP.FTS.B, 19.49%, 11/20/25 14,188 14,294
APP-10727609.FP.FTS.B, 17.99%, 11/22/25 10,582 10,690
APP-10692670.FP.FTS.B, 18.49%, 11/22/25 9,017 9,125
APP-10776590.FP.FTS.B, 18.49%, 11/23/25 17,309 17,499
APP-10745958.FP.FTS.B, 8.99%, 11/30/25 12,097 12,286
APP-11026549.FP.FTS.B, 16.99%, 12/01/25 14,097 14,155
APP-11031081.FP.FTS.B, 15.99%, 12/03/25 17,823 17,904
APP-11008674.FP.FTS.B, 10.99%, 12/05/25 18,500 18,752
APP-11041391.FP.FTS.B, 11.49%, 12/10/25 33,780 34,288
APP-11039564.FP.FTS.B, 10.99%, 12/12/25 26,496 26,907
APP-11034532.FP.FTS.B, 8.99%, 12/13/25 27,054 27,471
APP-11020942.FP.FTS.B, 16.49%, 12/13/25 27,676 27,924
APP-10941172.FP.FTS.B, 10.99%, 12/14/25 22,683 23,049
APP-10293581.FP.FTS.B, 11.49%, 12/14/25 31,863 32,380
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10823322.FP.FTS.B, 16.49%,
12/14/25 .......................... $ 15,263 $ 15,388
APP-10856578.FP.FTS.B, 18.49%,
12/14/25 .......................... 9,030 9,121
APP-11701384.FP.FTS.B, 18.49%, 12/15/25 6,800 6,849
APP-11823260.FP.FTS.B, 11.99%, 12/16/25 11,731 11,868
APP-11609719.FP.FTS.B, 17.99%, 12/19/25 38,139 38,493
APP-11799274.FP.FTS.B, 16.74%, 12/22/25 28,365 28,617
APP-11694008.FP.FTS.B, 10.24%, 12/23/25 12,522 12,715
APP-11810931.FP.FTS.B, 17.99%, 12/30/25 18,507 18,713
APP-12050720.FP.FTS.B, 18.99%, 1/16/26 9,207 9,253
APP-12180264.FP.FTS.B, 10.24%, 1/26/26 12,976 13,186
APP-12231617.FP.FTS.B, 16.99%, 1/26/26 20,832 21,076
APP-12244001.FP.FTS.B, 13.24%, 1/27/26 9,182 9,333
APP-11694088.FP.FTS.B, 17.74%, 2/01/26 46,481 46,738
APP-11740763.FP.FTS.B, 13.99%, 2/04/26 20,795 20,966
APP-11798624.FP.FTS.B, 17.99%, 2/04/26 18,559 18,618
APP-11822517.FP.FTS.B, 9.99%, 2/05/26 . 30,829 31,297
APP-11764476.FP.FTS.B, 13.24%, 2/05/26 9,391 9,559
APP-11746987.FP.FTS.B, 18.49%, 2/05/26 19,781 19,797
APP-11753189.FP.FTS.B, 18.74%, 2/05/26 21,471 21,403
APP-11722574.FP.FTS.B, 20.49%, 2/05/26 37,449 37,426
APP-11754629.FP.FTS.B, 12.24%, 2/06/26 36,863 37,464
APP-11799299.FP.FTS.B, 16.99%, 2/11/26 15,912 16,126
APP-11817911.FP.FTS.B, 18.74%, 2/13/26 18,750 18,872
APP-12779750.FP.FTS.B, 16.74%, 2/16/26 21,740 21,833
APP-12887499.FP.FTS.B, 19.49%, 2/25/26 8,729 8,819
APP-12780048.FP.FTS.B, 8.24%, 2/28/26 . 17,803 18,104
APP-12543851.FP.FTS.B, 12.74%, 3/01/26 26,616 26,891
APP-12934173.FP.FTS.B, 10.24%, 3/08/26 17,449 17,713
APP-12244619.FP.FTS.B, 15.74%, 3/09/26 47,175 47,969
APP-10903724.FP.FTS.B, 9.99%, 3/12/26 . 33,064 33,662
APP-12253162.FP.FTS.B, 19.99%, 3/12/26 16,180 16,284
APP-12176269.FP.FTS.B, 16.49%, 3/13/26 23,617 23,748
APP-13161478.FP.FTS.B, 18.74%, 3/17/26 20,985 21,094
APP-13385202.FP.FTS.B, 24.99%, 3/19/26 7,156 7,189
APP-12675358.FP.FTS.B, 11.99%, 3/28/26 12,010 12,195
APP-11877668.FP.FTS.B, 16.49%, 3/28/26 23,815 24,069
APP-11210641.FP.FTS.B, 15.24%, 3/29/26 31,537 31,943
APP-12787007.FP.FTS.B, 16.49%, 3/29/26 20,616 6,822
APP-12777585.FP.FTS.B, 19.49%, 3/29/26 11,311 11,417
APP-13414992.FP.FTS.B, 9.99%, 3/30/26 . 28,484 28,993
APP-13301849.FP.FTS.B, 16.74%, 3/30/26 21,032 21,324
APP-12803304.FP.FTS.B, 18.24%, 3/31/26 28,705 28,793
APP-13645065.FP.FTS.B, 12.84%, 4/01/26 18,153 18,370
APP-12840855.FP.FTS.B, 18.49%, 4/01/26 17,994 18,094
APP-12779873.FP.FTS.B, 9.49%, 4/03/26 . 29,393 29,840
APP-12886380.FP.FTS.B, 9.99%, 4/03/26 . 31,306 31,783
APP-12801520.FP.FTS.B, 18.74%, 4/03/26 10,495 10,374
APP-12889924.FP.FTS.B, 18.74%, 4/03/26 23,932 23,924
APP-12796721.FP.FTS.B, 14.74%, 4/08/26 39,839 40,443
APP-12299000.FP.FTS.B, 15.99%, 4/08/26 12,890 13,002
APP-12744909.FP.FTS.B, 10.24%, 4/09/26 21,917 22,274
APP-12762134.FP.FTS.B, 20.49%, 4/09/26 48,205 48,355
APP-12993588.FP.FTS.B, 20.99%, 4/09/26 9,370 5,371
APP-12675383.FP.FTS.B, 12.24%, 4/10/26 22,904 23,290
APP-12679150.FP.FTS.B, 12.99%, 4/10/26 45,002 45,770
APP-12787408.FP.FTS.B, 14.99%, 4/10/26 19,159 19,465

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12799632.FP.FTS.B, 15.99%, 4/10/26 $ 26,654 $ 26,958
APP-12786604.FP.FTS.B, 16.24%, 4/10/26 30,704 30,935
APP-12775377.FP.FTS.B, 17.49%, 4/10/26 32,459 32,564
APP-13675444.FP.FTS.B, 18.99%, 4/10/26 11,163 11,278
APP-12991443.FP.FTS.B, 24.99%, 4/10/26 9,628 9,658
APP-12779696.FP.FTS.B, 10.99%, 4/11/26 46,787 47,588
APP-12795661.FP.FTS.B, 13.99%, 4/11/26 8,864 9,025
APP-12544256.FP.FTS.B, 14.74%, 4/11/26 34,503 34,848
APP-12414665.FP.FTS.B, 17.49%, 4/11/26 11,155 11,350
APP-12792270.FP.FTS.B, 17.99%, 4/11/26 19,243 19,404
APP-13059570.FP.FTS.B, 8.24%, 4/12/26 . 15,142 15,373
APP-11694989.FP.FTS.B, 9.99%, 4/12/26 . 19,901 20,360
APP-13048169.FP.FTS.B, 10.24%, 4/12/26 14,046 14,257
APP-13050999.FP.FTS.B, 16.74%, 4/12/26 31,145 31,379
APP-12771099.FP.FTS.B, 17.99%, 4/12/26 15,403 15,493
APP-12880532.FP.FTS.B, 10.24%, 4/15/26 14,285 14,550
APP-12933660.FP.FTS.B, 12.99%, 4/15/26 19,454 19,768
APP-13021207.FP.FTS.B, 13.99%, 4/15/26 22,913 23,207
APP-12933884.FP.FTS.B, 14.99%, 4/15/26 20,106 20,437
APP-12874320.FP.FTS.B, 16.49%, 4/15/26 11,337 11,501
APP-12800863.FP.FTS.B, 17.49%, 4/15/26 15,120 15,252
APP-12744377.FP.FTS.B, 20.99%, 4/15/26 7,248 7,338
APP-12886960.FP.FTS.B, 22.49%, 4/15/26 8,908 8,999
APP-12885550.FP.FTS.B, 9.99%, 4/16/26 . 19,646 20,013
APP-12856249.FP.FTS.B, 12.49%, 4/16/26 14,106 14,367
APP-13068343.FP.FTS.B, 12.74%, 4/16/26 30,437 30,884
APP-13144758.FP.FTS.B, 16.74%, 4/16/26 22,439 22,579
APP-13155578.FP.FTS.B, 12.74%, 4/17/26 24,834 25,235
APP-12858657.FP.FTS.B, 12.99%, 4/17/26 42,585 43,413
APP-13115033.FP.FTS.B, 19.49%, 4/17/26 9,579 9,691
APP-12982603.FP.FTS.B, 12.74%, 4/18/26 25,074 25,487
APP-13017972.FP.FTS.B, 20.49%, 4/20/26 14,470 14,622
APP-12911306.FP.FTS.B, 7.99%, 4/22/26 . 37,969 38,672
APP-13014947.FP.FTS.B, 14.99%, 4/23/26 21,386 21,659
APP-13018436.FP.FTS.B, 24.99%, 4/24/26 11,217 11,405
APP-12859987.FP.FTS.B, 14.74%, 4/26/26 28,549 28,938
APP-13060307.FP.FTS.B, 16.99%, 4/28/26 16,641 16,939
APP-12949437.FP.FTS.B, 21.99%, 4/30/26 16,931 16,983
APP-13423683.FP.FTS.B, 9.99%, 5/01/26 . 26,568 26,991
APP-13441795.FP.FTS.B, 12.74%, 5/01/26 29,549 29,970
APP-13396926.FP.FTS.B, 13.74%, 5/01/26 35,360 35,722
APP-13439922.FP.FTS.B, 16.99%, 5/01/26 15,611 15,824
APP-13433785.FP.FTS.B, 18.49%, 5/01/26 9,719 9,819
APP-13439491.FP.FTS.B, 18.49%, 5/01/26 22,324 22,644
APP-13428663.FP.FTS.B, 19.49%, 5/01/26 16,145 16,256
APP-13431847.FP.FTS.B, 24.99%, 5/01/26 9,759 9,789
APP-13385444.FP.FTS.B, 19.49%, 5/02/26 14,596 14,705
APP-14385374.FP.FTS.B, 19.49%, 5/03/26 10,280 10,348
APP-13431225.FP.FTS.B, 16.99%, 5/04/26 16,336 16,527
APP-13205486.FP.FTS.B, 8.99%, 5/08/26 . 44,142 44,919
APP-13429984.FP.FTS.B, 20.99%, 5/09/26 7,336 7,422
APP-13429002.FP.FTS.B, 8.24%, 5/10/26 . 17,403 17,714
APP-14157241.FP.FTS.B, 12.34%, 5/10/26 13,434 13,660
APP-13628390.FP.FTS.B, 19.99%, 5/11/26 13,805 13,917
APP-13659227.FP.FTS.B, 10.59%, 5/12/26 15,013 15,297
APP-13649172.FP.FTS.B, 13.49%, 5/12/26 19,364 19,662
APP-13657810.FP.FTS.B, 18.99%, 5/12/26 24,293 24,495
APP-13671387.FP.FTS.B, 19.99%, 5/13/26 14,593 14,749
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13386894.FP.FTS.B, 7.99%, 5/14/26 . $ 24,188 $ 24,640
APP-13441691.FP.FTS.B, 17.99%, 5/14/26 20,178 20,453
APP-13431194.FP.FTS.B, 18.49%, 5/14/26 21,530 21,774
APP-14392011.FP.FTS.B, 9.74%, 5/15/26 . 49,125 49,957
APP-13682394.FP.FTS.B, 10.59%, 5/15/26 16,925 17,220
APP-14371343.FP.FTS.B, 11.74%, 5/15/26 49,156 49,967
APP-14427608.FP.FTS.B, 11.74%, 5/15/26 49,156 49,981
APP-14581842.FP.FTS.B, 17.99%, 5/15/26 13,429 13,586
APP-14420730.FP.FTS.B, 20.49%, 5/15/26 9,856 9,979
APP-13434799.FP.FTS.B, 21.74%, 5/15/26 28,000 28,299
APP-13443671.FP.FTS.B, 24.99%, 5/15/26 7,393 7,491
APP-14540850.FP.FTS.B, 26.49%, 5/15/26 8,268 8,322
APP-13200186.FP.FTS.B, 17.49%, 5/19/26 24,160 24,522
APP-13644126.FP.FTS.B, 10.34%, 5/20/26 20,384 20,769
APP-13628114.FP.FTS.B, 11.59%, 5/21/26 9,698 9,887
APP-13605261.FP.FTS.B, 13.74%, 5/21/26 33,042 33,573
APP-13546003.FP.FTS.B, 25.99%, 5/22/26 9,240 9,369
APP-13628557.FP.FTS.B, 18.49%, 5/27/26 18,691 18,999
APP-14179201.FP.FTS.B, 12.34%, 6/08/26 12,210 12,401
APP-14264642.FP.FTS.B, 13.49%, 6/10/26 21,656 22,008
APP-14276082.FP.FTS.B, 10.34%, 6/15/26 24,755 25,216
APP-14398590.FP.FTS.B, 10.99%, 6/15/26 11,795 11,993
APP-14224457.FP.FTS.B, 16.49%, 6/15/26 21,154 21,412
APP-14372947.FP.FTS.B, 16.49%, 6/15/26 26,063 26,397
APP-14189728.FP.FTS.B, 17.74%, 6/15/26 49,461 50,186
APP-14397947.FP.FTS.B, 26.49%, 6/16/26 7,218 7,268
APP-14306826.FP.FTS.B, 10.34%, 6/17/26 25,368 25,822
APP-14230815.FP.FTS.B, 10.34%, 6/20/26 24,652 25,147
APP-14203522.FP.FTS.B, 17.49%, 6/20/26 24,596 24,937
APP-14531089.FP.FTS.B, 10.99%, 6/22/26 19,664 20,005
APP-14432794.FP.FTS.B, 12.99%, 6/23/26 15,303 15,513
APP-14549001.FP.FTS.B, 21.49%, 6/23/26 27,207 27,573
APP-14241416.FP.FTS.B, 12.59%, 6/24/26 34,611 35,364
APP-14578298.FP.FTS.B, 23.24%, 6/24/26 12,097 12,295
APP-14372335.FP.FTS.B, 12.99%, 6/30/26 23,990 24,517
APP-14428557.FP.FTS.B, 10.99%, 7/01/26 12,000 12,272
APP-14409335.FP.FTS.B, 18.49%, 7/01/26 10,000 10,177
APP-14491910.FP.FTS.B, 22.49%, 7/04/26 24,600 25,169
APP-14531002.FP.FTS.B, 17.74%, 7/05/26 30,000 30,423
APP-15018518.FP.FTS.B, 11.24%, 7/11/26 15,000 15,249
APP-15020512.FP.FTS.B, 10.24%, 7/15/26 31,796 32,371
APP-13899724.FP.FTS.B, 11.24%, 7/18/26 16,268 16,572
APP-14698479.FP.FTS.B, 10.74%, 7/24/26 39,564 40,494
APP-10195758.FP.FTS.B, 25.49%, 8/10/26 9,930 991
APP-10179113.FP.FTS.B, 12.49%, 8/15/26 30,508 30,887
APP-10116903.FP.FTS.B, 14.24%, 8/15/26 21,732 21,971
APP-10063830.FP.FTS.B, 15.99%, 8/16/26 44,271 44,729
APP-10194215.FP.FTS.B, 14.24%, 8/17/26 9,204 9,223
APP-10105795.FP.FTS.B, 23.49%, 8/17/26 20,492 20,365
APP-10557980.FP.FTS.B, 19.99%, 9/05/26 13,425 13,307
APP-10060652.FP.FTS.B, 11.99%, 9/12/26 11,683 11,818
APP-10571945.FP.FTS.B, 11.24%, 9/15/26 44,054 44,573
APP-10622378.FP.FTS.B, 13.24%, 9/15/26 44,178 44,597
APP-10173551.FP.FTS.B, 20.99%, 9/20/26 14,017 13,934
APP-10575217.FP.FTS.B, 18.99%, 9/21/26 46,202 46,392
APP-10198193.FP.FTS.B, 15.49%, 9/25/26 42,867 43,419
APP-10188481.FP.FTS.B, 20.49%, 9/25/26 20,940 21,022
APP-10135684.FP.FTS.B, 17.49%, 9/28/26 28,158 28,577

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10139262.FP.FTS.B, 18.99%, 9/28/26 $ 18,323 $ 18,443
APP-10190160.FP.FTS.B, 18.99%, 9/28/26 9,428 9,507
APP-10184490.FP.FTS.B, 19.99%, 9/28/26 8,996 9,051
APP-10148097.FP.FTS.B, 11.24%, 9/29/26 39,313 39,953
APP-10202521.FP.FTS.B, 21.49%, 9/30/26 13,709 13,511
APP-10762836.FP.FTS.B, 15.49%,
10/03/26 .......................... 45,122 45,465
APP-10731731.FP.FTS.B, 17.49%,
10/06/26 .......................... 40,000 –
APP-10771042.FP.FTS.B, 17.49%,
10/07/26 .......................... 15,318 15,299
APP-10756612.FP.FTS.B, 16.99%,
10/09/26 .......................... 17,810 3,275
APP-10770224.FP.FTS.B, 17.49%,
10/09/26 .......................... 27,285 27,501
APP-10769538.FP.FTS.B, 17.99%,
10/09/26 .......................... 24,858 24,850
APP-10767341.FP.FTS.B, 18.99%,
10/09/26 .......................... 9,175 9,169
APP-10774159.FP.FTS.B, 20.49%,
10/09/26 .......................... 17,305 17,148
APP-10926865.FP.FTS.B, 11.99%, 10/15/26 15,707 15,851
APP-11037126.FP.FTS.B, 17.99%, 10/18/26 9,743 9,794
APP-11034210.FP.FTS.B, 22.49%, 10/19/26 10,949 10,848
APP-10515203.FP.FTS.B, 16.99%,
10/21/26 .......................... 16,197 16,368
APP-10412146.FP.FTS.B, 20.49%,
10/21/26 .......................... 22,612 22,624
APP-10579955.FP.FTS.B, 18.99%,
10/22/26 .......................... 17,065 17,114
APP-10558616.FP.FTS.B, 20.99%,
10/23/26 .......................... 25,622 25,585
APP-10610237.FP.FTS.B, 11.99%, 10/25/26 12,380 12,543
APP-10083650.FP.FTS.B, 12.49%,
10/26/26 .......................... 35,439 35,913
APP-10620721.FP.FTS.B, 17.99%,
10/26/26 .......................... 9,414 9,494
APP-10583794.FP.FTS.B, 17.49%,
10/28/26 .......................... 13,542 13,638
APP-10482503.FP.FTS.B, 17.99%,
10/28/26 .......................... 7,334 7,383
APP-11040439.FP.FTS.B, 25.49%, 10/28/26 9,242 9,205
APP-10607213.FP.FTS.B, 16.49%,
10/29/26 .......................... 14,092 14,256
APP-11015661.FP.FTS.B, 16.99%, 10/29/26 22,257 22,499
APP-11029842.FP.FTS.B, 11.99%, 10/30/26 28,231 28,631
APP-11019733.FP.FTS.B, 13.24%, 10/30/26 45,808 46,349
APP-11029798.FP.FTS.B, 17.49%, 10/30/26 18,429 18,551
APP-11036737.FP.FTS.B, 18.99%, 10/30/26 9,264 9,232
APP-10547265.FP.FTS.B, 22.49%,
10/31/26 .......................... 27,837 27,433
APP-10567055.FP.FTS.B, 13.24%, 11/01/26 45,266 45,879
APP-10597275.FP.FTS.B, 14.49%, 11/01/26 9,972 10,072
APP-10582415.FP.FTS.B, 13.24%, 11/02/26 45,286 45,915
APP-10561574.FP.FTS.B, 14.74%, 11/02/26 25,200 25,514
APP-10569042.FP.FTS.B, 19.99%, 11/03/26 14,042 13,885
APP-10539195.FP.FTS.B, 11.99%, 11/04/26 13,545 13,737
APP-10590862.FP.FTS.B, 11.99%, 11/05/26 17,429 17,653
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-08435977.FP.FTS.B, 12.49%, 11/05/26 $ 36,191 $ 36,722
APP-10599539.FP.FTS.B, 13.24%, 11/05/26 42,061 42,609
APP-10551512.FP.FTS.B, 17.99%, 11/05/26 20,301 20,317
APP-10618906.FP.FTS.B, 19.49%, 11/05/26 40,830 3,908
APP-10552003.FP.FTS.B, 20.49%, 11/05/26 18,712 18,527
APP-10581805.FP.FTS.B, 21.99%, 11/05/26 9,715 968
APP-10625361.FP.FTS.B, 11.99%, 11/07/26 17,239 17,473
APP-10453183.FP.FTS.B, 17.49%, 11/07/26 36,656 37,032
APP-10551248.FP.FTS.B, 16.99%, 11/08/26 21,202 21,428
APP-10626687.FP.FTS.B, 20.49%, 11/08/26 20,779 20,662
APP-10623552.FP.FTS.B, 18.99%, 11/09/26 23,033 22,997
APP-10607416.FP.FTS.B, 19.99%, 11/09/26 12,472 12,357
APP-10612832.FP.FTS.B, 20.99%, 11/09/26 37,428 22,965
APP-10770659.FP.FTS.B, 21.49%, 11/10/26 20,056 19,848
APP-10781246.FP.FTS.B, 14.24%, 11/15/26 14,478 14,654
APP-10773777.FP.FTS.B, 16.99%, 11/15/26 18,231 18,421
APP-10776520.FP.FTS.B, 20.49%, 11/15/26 23,469 23,436
APP-10692390.FP.FTS.B, 16.49%, 11/16/26 13,982 14,134
APP-10787763.FP.FTS.B, 21.99%, 11/16/26 22,926 22,762
APP-10783279.FP.FTS.B, 14.99%, 11/17/26 4,224 4,219
APP-10681978.FP.FTS.B, 23.49%, 11/19/26 46,443 46,207
APP-10694161.FP.FTS.B, 15.49%, 11/20/26 2,148 2,138
APP-10780121.FP.FTS.B, 11.99%, 11/21/26 17,985 18,259
APP-10779675.FP.FTS.B, 21.49%, 11/21/26 15,642 15,579
APP-10684831.FP.FTS.B, 11.99%, 11/22/26 14,251 14,473
APP-10756900.FP.FTS.B, 16.99%, 11/22/26 18,303 18,367
APP-10770156.FP.FTS.B, 16.99%, 11/22/26 16,472 16,697
APP-10760354.FP.FTS.B, 11.99%, 11/23/26 18,046 18,334
APP-10508033.FP.FTS.B, 17.49%, 11/23/26 28,418 28,822
APP-10780937.FP.FTS.B, 16.49%, 11/24/26 7,227 7,345
APP-10683512.FP.FTS.B, 22.99%, 11/25/26 37,384 37,355
APP-11035733.FP.FTS.B, 17.49%, 12/02/26 28,226 28,428
APP-10991025.FP.FTS.B, 19.49%,
12/05/26 .......................... 12,454 12,368
APP-11761943.FP.FTS.B, 13.99%, 12/07/26 41,455 41,755
APP-10623318.FP.FTS.B, 23.49%,
12/09/26 .......................... 21,445 21,179
APP-10885683.FP.FTS.B, 18.99%,
12/13/26 .......................... 16,679 16,687
APP-10997848.FP.FTS.B, 20.49%,
12/13/26 .......................... 18,711 18,591
APP-11035422.FP.FTS.B, 20.49%, 12/13/26 16,558 16,452
APP-11035966.FP.FTS.B, 21.99%, 12/13/26 7,594 7,579
APP-11013908.FP.FTS.B, 22.49%, 12/13/26 8,558 5,263
APP-10916888.FP.FTS.B, 11.99%, 12/14/26 14,562 14,784
APP-11025771.FP.FTS.B, 11.99%, 12/14/26 23,355 23,711
APP-10156884.FP.FTS.B, 14.74%,
12/14/26 .......................... 26,867 27,253
APP-10839290.FP.FTS.B, 16.99%,
12/14/26 .......................... 16,249 16,260
APP-10969694.FP.FTS.B, 19.49%,
12/14/26 .......................... 46,655 46,612
APP-10157173.FP.FTS.B, 20.49%,
12/14/26 .......................... 179 178
APP-11007128.FP.FTS.B, 22.99%, 12/14/26 15,650 15,535
APP-11033966.FP.FTS.B, 22.99%, 12/14/26 14,124 14,000
APP-11743320.FP.FTS.B, 13.24%, 12/17/26 19,461 19,682
APP-11605894.FP.FTS.B, 11.24%, 12/21/26 15,707 15,923

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11737338.FP.FTS.B, 13.24%, 12/22/26 $ 27,792 $ 28,158
APP-11755185.FP.FTS.B, 10.99%, 12/23/26 27,678 28,080
APP-11751486.FP.FTS.B, 11.24%, 12/23/26 17,551 17,809
APP-09447197.FP.FTS.B, 13.49%,
12/23/26 .......................... 14,087 14,274
APP-11662515.FP.FTS.B, 14.24%, 12/23/26 13,207 13,391
APP-09645128.FP.FTS.B, 15.49%,
12/23/26 .......................... 46,511 47,125
APP-11609592.FP.FTS.B, 14.74%, 12/24/26 37,093 37,550
APP-11791488.FP.FTS.B, 10.99%, 12/29/26 36,892 37,453
APP-11788646.FP.FTS.B, 15.24%, 12/29/26 35,533 35,826
APP-11824760.FP.FTS.B, 18.24%, 12/29/26 37,868 38,145
APP-11822223.FP.FTS.B, 10.99%, 12/30/26 20,267 20,583
APP-11806677.FP.FTS.B, 11.74%, 12/30/26 39,532 40,149
APP-11807833.FP.FTS.B, 13.24%, 12/30/26 33,161 33,651
APP-11815677.FP.FTS.B, 13.74%, 12/30/26 24,948 25,313
APP-11820229.FP.FTS.B, 17.49%, 12/30/26 14,929 14,932
APP-11800117.FP.FTS.B, 19.99%, 12/30/26 13,231 13,262
APP-11810505.FP.FTS.B, 21.24%, 12/30/26 22,905 22,918
APP-11804177.FP.FTS.B, 21.99%, 12/30/26 29,290 29,336
APP-12216140.FP.FTS.B, 11.74%, 1/25/27 46,805 47,505
APP-11753872.FP.FTS.B, 13.24%, 1/25/27 21,333 21,641
APP-12235988.FP.FTS.B, 18.24%, 1/25/27 33,801 34,051
APP-12234684.FP.FTS.B, 16.74%, 1/26/27 47,183 47,803
APP-12251446.FP.FTS.B, 13.74%, 1/27/27 5,914 5,953
APP-12242133.FP.FTS.B, 22.99%, 1/27/27 14,488 14,576
APP-11654600.FP.FTS.B, 10.49%, 1/28/27 36,927 37,521
APP-11752574.FP.FTS.B, 18.24%, 1/28/27 46,905 47,179
APP-12243752.FP.FTS.B, 19.99%, 1/28/27 16,586 16,688
APP-11704828.FP.FTS.B, 17.49%, 1/31/27 11,348 11,457
APP-11687955.FP.FTS.B, 12.49%, 2/01/27 37,645 38,192
APP-11716631.FP.FTS.B, 15.49%, 2/02/27 43,346 43,903
APP-11762185.FP.FTS.B, 18.99%, 2/02/27 14,283 14,284
APP-11799569.FP.FTS.B, 19.99%, 2/02/27 10,310 10,302
APP-11730595.FP.FTS.B, 11.99%, 2/04/27 24,559 24,932
APP-11678946.FP.FTS.B, 14.49%, 2/04/27 15,134 15,319
APP-11689702.FP.FTS.B, 10.49%, 2/05/27 37,282 37,831
APP-11750662.FP.FTS.B, 12.99%, 2/05/27 12,653 12,836
APP-11748155.FP.FTS.B, 14.24%, 2/05/27 32,918 33,333
APP-11730402.FP.FTS.B, 15.99%, 2/05/27 10,718 10,859
APP-11693799.FP.FTS.B, 16.99%, 2/05/27 14,283 14,300
APP-11737819.FP.FTS.B, 17.49%, 2/05/27 19,987 19,954
APP-11750215.FP.FTS.B, 18.24%, 2/05/27 33,002 33,045
APP-11693943.FP.FTS.B, 10.99%, 2/06/27 34,710 35,249
APP-11673308.FP.FTS.B, 17.49%, 2/06/27 32,076 32,195
APP-11771449.FP.FTS.B, 9.74%, 2/10/27 . 46,833 47,557
APP-11799619.FP.FTS.B, 17.99%, 2/11/27 21,715 21,657
APP-11806403.FP.FTS.B, 19.99%, 2/11/27 20,067 20,023
APP-11443313.FP.FTS.B, 9.99%, 2/12/27 . 24,160 24,549
APP-11694094.FP.FTS.B, 11.24%, 2/12/27 13,359 13,579
APP-11796213.FP.FTS.B, 11.24%, 2/12/27 32,811 33,306
APP-11801268.FP.FTS.B, 11.24%, 2/12/27 23,503 23,857
APP-11816991.FP.FTS.B, 16.24%, 2/12/27 28,486 28,903
APP-11822710.FP.FTS.B, 16.49%, 2/12/27 14,552 14,766
APP-11799428.FP.FTS.B, 19.99%, 2/12/27 26,629 26,686
APP-11813343.FP.FTS.B, 11.74%, 2/13/27 47,073 47,870
APP-11804818.FP.FTS.B, 14.99%, 2/13/27 18,954 19,069
APP-11790590.FP.FTS.B, 17.74%, 2/13/27 28,592 28,650
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11814239.FP.FTS.B, 17.74%, 2/13/27 $ 37,157 $ 37,093
APP-12801776.FP.FTS.B, 18.49%, 2/15/27 24,326 24,331
APP-12796607.FP.FTS.B, 17.74%, 2/16/27 31,304 31,238
APP-12770843.FP.FTS.B, 18.24%, 2/17/27 38,044 38,097
APP-12797866.FP.FTS.B, 19.99%, 2/17/27 13,363 13,329
APP-12779435.FP.FTS.B, 10.49%, 2/18/27 29,525 29,888
APP-12543838.FP.FTS.B, 15.49%, 2/18/27 27,872 28,089
APP-12799283.FP.FTS.B, 18.99%, 2/18/27 25,138 25,178
APP-12784633.FP.FTS.B, 22.99%, 2/21/27 16,750 16,698
APP-12677509.FP.FTS.B, 8.49%, 2/22/27 . 29,803 30,223
APP-12595724.FP.FTS.B, 25.49%, 2/22/27 7,215 7,196
APP-12686049.FP.FTS.B, 19.99%, 2/23/27 14,386 14,427
APP-12792566.FP.FTS.B, 16.49%, 2/25/27 14,669 14,838
APP-12793802.FP.FTS.B, 16.74%, 2/25/27 39,605 39,875
APP-12778481.FP.FTS.B, 17.24%, 2/25/27 38,172 38,437
APP-12769457.FP.FTS.B, 17.99%, 2/25/27 19,101 19,149
APP-12709469.FP.FTS.B, 19.99%, 2/25/27 14,623 14,749
APP-12883181.FP.FTS.B, 8.99%, 2/28/27 . 33,141 33,690
APP-12819064.FP.FTS.B, 10.99%, 2/28/27 38,440 39,070
APP-12226459.FP.FTS.B, 19.99%, 2/28/27 18,983 19,058
APP-12793590.FP.FTS.B, 19.99%, 2/28/27 21,194 21,294
APP-12998431.FP.FTS.B, 19.99%, 2/28/27 15,919 16,047
APP-10482182.FP.FTS.B, 23.74%, 2/28/27 26,100 26,297
APP-13022008.FP.FTS.B, 10.99%, 3/01/27 36,456 36,898
APP-12800786.FP.FTS.B, 11.24%, 3/01/27 19,732 19,973
APP-13018059.FP.FTS.B, 12.99%, 3/01/27 11,530 11,652
APP-12814994.FP.FTS.B, 13.74%, 3/01/27 9,641 9,768
APP-12846368.FP.FTS.B, 19.99%, 3/01/27 19,313 19,212
APP-12932776.FP.FTS.B, 16.49%, 3/02/27 12,371 12,452
APP-12869957.FP.FTS.B, 25.49%, 3/02/27 9,941 6,249
APP-12859823.FP.FTS.B, 17.99%, 3/03/27 9,687 9,802
APP-12243437.FP.FTS.B, 11.24%, 3/04/27 30,442 30,868
APP-13044112.FP.FTS.B, 9.74%, 3/05/27 . 47,881 48,474
APP-12244716.FP.FTS.B, 19.99%, 3/05/27 24,036 23,965
APP-12116704.FP.FTS.B, 11.74%, 3/06/27 43,062 43,753
APP-12253592.FP.FTS.B, 15.74%, 3/07/27 10,094 10,256
APP-12234254.FP.FTS.B, 11.24%, 3/10/27 14,801 15,055
APP-12228505.FP.FTS.B, 17.99%, 3/10/27 21,878 21,946
APP-12213150.FP.FTS.B, 18.49%, 3/10/27 11,777 11,824
APP-12234998.FP.FTS.B, 18.74%, 3/10/27 47,281 47,565
APP-12231685.FP.FTS.B, 19.74%, 3/10/27 38,899 39,147
APP-12243221.FP.FTS.B, 8.49%, 3/11/27 . 28,465 28,933
APP-12233502.FP.FTS.B, 16.49%, 3/11/27 24,108 24,497
APP-13043521.FP.FTS.B, 16.74%, 3/11/27 33,707 19,026
APP-12232207.FP.FTS.B, 18.99%, 3/11/27 16,773 16,884
APP-12247713.FP.FTS.B, 10.49%, 3/12/27 31,576 3,436
APP-12249171.FP.FTS.B, 13.49%, 3/12/27 17,329 17,655
APP-12254593.FP.FTS.B, 17.49%, 3/12/27 25,842 14,574
APP-12250129.FP.FTS.B, 17.74%, 3/12/27 30,091 30,212
APP-12042791.FP.FTS.B, 18.74%, 3/12/27 48,728 49,195
APP-12910444.FP.FTS.B, 19.99%, 3/12/27 30,435 30,352
APP-12139430.FP.FTS.B, 17.49%, 3/13/27 4,951 4,942
APP-12132131.FP.FTS.B, 19.49%, 3/13/27 20,622 12,288
APP-13060467.FP.FTS.B, 11.74%, 3/15/27 48,112 48,828
APP-13153459.FP.FTS.B, 15.49%, 3/15/27 28,002 28,214
APP-13155858.FP.FTS.B, 10.99%, 3/16/27 21,049 21,370
APP-13442368.FP.FTS.B, 11.49%, 3/16/27 16,099 16,293
APP-13061057.FP.FTS.B, 13.49%, 3/16/27 16,285 16,518

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13093148.FP.FTS.B, 19.74%, 3/16/27 $ 38,935 $ 39,149
APP-13253640.FP.FTS.B, 11.24%, 3/20/27 15,343 15,556
APP-13438480.FP.FTS.B, 15.49%, 3/21/27 13,951 14,073
APP-13416800.FP.FTS.B, 16.24%, 3/22/27 33,992 34,399
APP-13323349.FP.FTS.B, 16.49%, 3/25/27 14,011 14,196
APP-13430153.FP.FTS.B, 20.49%, 3/25/27 18,646 18,768
APP-13207096.FP.FTS.B, 19.49%, 3/26/27 17,410 17,526
APP-13345325.FP.FTS.B, 19.99%, 3/26/27 27,093 27,324
APP-12758882.FP.FTS.B, 13.24%, 3/27/27 28,526 28,919
APP-12782877.FP.FTS.B, 8.49%, 3/28/27 . 28,268 28,704
APP-12799003.FP.FTS.B, 10.99%, 3/28/27 18,969 19,256
APP-12544474.FP.FTS.B, 14.24%, 3/28/27 34,974 35,429
APP-12778979.FP.FTS.B, 16.24%, 3/28/27 28,640 28,856
APP-12781429.FP.FTS.B, 17.74%, 3/28/27 34,295 34,500
APP-12771953.FP.FTS.B, 18.49%, 3/28/27 19,621 19,761
APP-13375770.FP.FTS.B, 19.24%, 3/28/27 20,331 20,491
APP-13370208.FP.FTS.B, 19.74%, 3/28/27 29,056 29,301
APP-12776325.FP.FTS.B, 19.99%, 3/28/27 23,968 24,058
APP-12675415.FP.FTS.B, 20.24%, 3/28/27 40,863 41,185
APP-12758093.FP.FTS.B, 8.99%, 3/29/27 . 18,938 19,235
APP-12767372.FP.FTS.B, 10.99%, 3/29/27 19,413 19,712
APP-12779388.FP.FTS.B, 10.99%, 3/29/27 37,951 38,536
APP-12791753.FP.FTS.B, 10.99%, 3/29/27 25,617 26,012
APP-12784176.FP.FTS.B, 11.24%, 3/29/27 33,726 34,271
APP-12798277.FP.FTS.B, 13.24%, 3/29/27 21,410 21,721
APP-12795625.FP.FTS.B, 13.49%, 3/29/27 18,847 19,120
APP-12674361.FP.FTS.B, 15.24%, 3/29/27 36,332 36,667
APP-12732901.FP.FTS.B, 16.49%, 3/29/27 26,330 26,728
APP-12802958.FP.FTS.B, 16.49%, 3/29/27 23,803 23,989
APP-13402497.FP.FTS.B, 16.49%, 3/29/27 19,336 19,558
APP-12281515.FP.FTS.B, 17.49%, 3/29/27 14,636 14,766
APP-12802206.FP.FTS.B, 17.74%, 3/29/27 48,158 48,656
APP-13389764.FP.FTS.B, 17.74%, 3/29/27 29,025 29,328
APP-12796083.FP.FTS.B, 18.49%, 3/29/27 27,135 27,410
APP-12794031.FP.FTS.B, 18.99%, 3/29/27 16,131 16,317
APP-12801049.FP.FTS.B, 18.99%, 3/29/27 10,358 10,448
APP-12585741.FP.FTS.B, 19.99%, 3/29/27 11,511 11,562
APP-12785988.FP.FTS.B, 19.99%, 3/29/27 24,940 25,094
APP-13251661.FP.FTS.B, 20.24%, 3/29/27 26,176 26,395
APP-12795571.FP.FTS.B, 22.49%, 3/29/27 34,627 34,734
APP-12798313.FP.FTS.B, 22.49%, 3/29/27 35,397 35,484
APP-13009028.FP.FTS.B, 10.99%, 3/30/27 23,695 24,103
APP-12577391.FP.FTS.B, 11.74%, 3/30/27 48,128 48,909
APP-13055453.FP.FTS.B, 13.24%, 3/30/27 34,156 34,726
APP-13421220.FP.FTS.B, 14.49%, 3/30/27 20,576 20,845
APP-13403231.FP.FTS.B, 16.74%, 3/30/27 31,412 31,651
APP-13418445.FP.FTS.B, 17.74%, 3/30/27 48,876 49,510
APP-13416410.FP.FTS.B, 18.49%, 3/30/27 11,747 11,891
APP-13413205.FP.FTS.B, 22.99%, 3/30/27 13,737 13,858
APP-13405408.FP.FTS.B, 23.24%, 3/30/27 20,021 20,196
APP-12674154.FP.FTS.B, 14.99%, 3/31/27 18,546 18,808
APP-13630932.FP.FTS.B, 11.84%, 4/01/27 15,341 15,513
APP-12638350.FP.FTS.B, 13.24%, 4/01/27 24,118 24,422
APP-12674905.FP.FTS.B, 13.24%, 4/01/27 37,682 38,157
APP-12840175.FP.FTS.B, 15.49%, 4/01/27 11,587 11,621
APP-12761107.FP.FTS.B, 16.49%, 4/01/27 22,835 22,813
APP-12542914.FP.FTS.B, 20.49%, 4/01/27 13,036 12,950
APP-12674748.FP.FTS.B, 13.99%, 4/02/27 48,287 48,912
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12787387.FP.FTS.B, 16.49%, 4/02/27 $ 14,782 $ 7,560
APP-12880580.FP.FTS.B, 10.99%, 4/03/27 9,004 9,044
APP-12882995.FP.FTS.B, 10.99%, 4/03/27 38,486 39,044
APP-12883050.FP.FTS.B, 11.24%, 4/03/27 35,453 35,931
APP-12867499.FP.FTS.B, 13.74%, 4/03/27 9,648 9,788
APP-12872712.FP.FTS.B, 16.49%, 4/03/27 14,322 14,492
APP-12887758.FP.FTS.B, 16.49%, 4/03/27 21,282 21,535
APP-12885123.FP.FTS.B, 18.24%, 4/03/27 38,757 38,901
APP-12890485.FP.FTS.B, 18.99%, 4/03/27 14,253 14,305
APP-12883177.FP.FTS.B, 21.99%, 4/03/27 8,165 8,178
APP-12862659.FP.FTS.B, 23.24%, 4/03/27 19,461 19,391
APP-12880695.FP.FTS.B, 25.49%, 4/03/27 9,748 9,712
APP-12889429.FP.FTS.B, 18.99%, 4/04/27 15,522 15,588
APP-12857742.FP.FTS.B, 18.74%, 4/05/27 46,943 27,252
APP-12784441.FP.FTS.B, 20.49%, 4/05/27 25,622 25,580
APP-12811031.FP.FTS.B, 20.99%, 4/05/27 18,630 18,743
APP-13538222.FP.FTS.B, 11.34%, 4/06/27 34,059 34,527
APP-12802041.FP.FTS.B, 13.99%, 4/06/27 48,294 48,993
APP-13477116.FP.FTS.B, 22.99%, 4/06/27 11,345 11,332
APP-13673131.FP.FTS.B, 11.34%, 4/07/27 19,756 20,033
APP-11924087.FP.FTS.B, 13.49%, 4/07/27 17,109 17,362
APP-12757809.FP.FTS.B, 14.49%, 4/07/27 13,704 13,885
APP-12801750.FP.FTS.B, 18.99%, 4/07/27 15,573 15,647
APP-12984273.FP.FTS.B, 8.99%, 4/08/27 . 38,524 39,228
APP-12804826.FP.FTS.B, 19.99%, 4/08/27 7,312 7,352
APP-12762968.FP.FTS.B, 23.24%, 4/08/27 19,567 19,526
APP-12700449.FP.FTS.B, 24.99%, 4/09/27 49,042 48,984
APP-12736035.FP.FTS.B, 8.99%, 4/10/27 . 25,312 25,724
APP-12875152.FP.FTS.B, 8.99%, 4/10/27 . 38,444 39,034
APP-12758120.FP.FTS.B, 10.99%, 4/10/27 25,317 25,704
APP-13018537.FP.FTS.B, 10.99%, 4/10/27 24,054 24,421
APP-12679617.FP.FTS.B, 11.24%, 4/10/27 38,706 39,346
APP-12795960.FP.FTS.B, 13.24%, 4/10/27 24,201 24,585
APP-12905263.FP.FTS.B, 14.49%, 4/10/27 19,311 19,564
APP-12413477.FP.FTS.B, 15.49%, 4/10/27 11,650 11,738
APP-12637418.FP.FTS.B, 16.49%, 4/10/27 23,329 23,673
APP-12639393.FP.FTS.B, 16.49%, 4/10/27 24,301 24,659
APP-12779233.FP.FTS.B, 16.49%, 4/10/27 19,440 19,727
APP-12933534.FP.FTS.B, 16.99%, 4/10/27 19,186 19,437
APP-12986414.FP.FTS.B, 17.74%, 4/10/27 38,914 39,122
APP-12796424.FP.FTS.B, 17.99%, 4/10/27 14,607 14,621
APP-12976491.FP.FTS.B, 17.99%, 4/10/27 22,280 22,384
APP-13016825.FP.FTS.B, 17.99%, 4/10/27 25,090 25,149
APP-13018575.FP.FTS.B, 18.74%, 4/10/27 48,468 48,775
APP-13009349.FP.FTS.B, 19.49%, 4/10/27 4,849 4,834
APP-13017890.FP.FTS.B, 19.49%, 4/10/27 19,714 19,904
APP-12780154.FP.FTS.B, 19.99%, 4/10/27 14,641 14,704
APP-12770485.FP.FTS.B, 20.49%, 4/10/27 15,626 15,648
APP-13020600.FP.FTS.B, 21.49%, 4/10/27 14,575 14,591
APP-12794558.FP.FTS.B, 22.49%, 4/10/27 10,278 10,295
APP-12804212.FP.FTS.B, 22.49%, 4/10/27 11,694 11,680
APP-12723310.FP.FTS.B, 22.99%, 4/10/27 15,671 15,659
APP-12971734.FP.FTS.B, 25.49%, 4/10/27 10,670 10,676
APP-13009797.FP.FTS.B, 25.49%, 4/10/27 11,210 11,212
APP-12709781.FP.FTS.B, 8.99%, 4/11/27 . 23,108 23,490
APP-12801468.FP.FTS.B, 11.24%, 4/11/27 13,359 13,585
APP-13662283.FP.FTS.B, 11.59%, 4/11/27 17,419 17,671
APP-12735907.FP.FTS.B, 11.74%, 4/11/27 48,325 49,148

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12731627.FP.FTS.B, 13.24%, 4/11/27 $ 24,463 $ 24,860
APP-12119588.FP.FTS.B, 13.74%, 4/11/27 11,365 11,563
APP-12782592.FP.FTS.B, 16.24%, 4/11/27 31,110 31,582
APP-12663567.FP.FTS.B, 16.49%, 4/11/27 27,230 27,644
APP-12742642.FP.FTS.B, 16.74%, 4/11/27 48,640 48,954
APP-12795067.FP.FTS.B, 16.74%, 4/11/27 42,325 42,768
APP-12800992.FP.FTS.B, 16.99%, 4/11/27 16,802 17,060
APP-09096529.FP.FTS.B, 10.49%, 4/12/27 29,210 29,709
APP-12401919.FP.FTS.B, 12.99%, 4/12/27 12,232 12,434
APP-12870868.FP.FTS.B, 13.24%, 4/12/27 29,590 30,083
APP-11872577.FP.FTS.B, 13.99%, 4/12/27 42,673 43,387
APP-12780320.FP.FTS.B, 14.99%, 4/12/27 17,735 18,012
APP-12794611.FP.FTS.B, 16.49%, 4/12/27 25,880 26,286
APP-12674210.FP.FTS.B, 18.99%, 4/12/27 15,116 15,229
APP-13058013.FP.FTS.B, 18.99%, 4/12/27 9,685 9,730
APP-12789860.FP.FTS.B, 19.74%, 4/12/27 40,933 41,153
APP-12675250.FP.FTS.B, 19.99%, 4/12/27 25,075 25,246
APP-12792096.FP.FTS.B, 19.99%, 4/12/27 20,033 20,082
APP-12793996.FP.FTS.B, 19.99%, 4/12/27 30,364 30,463
APP-12543186.FP.FTS.B, 21.49%, 4/12/27 13,947 13,965
APP-12542838.FP.FTS.B, 11.24%, 4/13/27 29,492 29,977
APP-12674073.FP.FTS.B, 17.49%, 4/13/27 28,984 29,257
APP-12119732.FP.FTS.B, 22.49%, 4/13/27 10,397 10,456
APP-12819793.FP.FTS.B, 11.24%, 4/14/27 13,522 13,763
APP-12933712.FP.FTS.B, 16.99%, 4/14/27 17,025 17,167
APP-12634752.FP.FTS.B, 8.49%, 4/15/27 . 28,823 29,298
APP-12601811.FP.FTS.B, 10.49%, 4/15/27 29,793 30,263
APP-12847750.FP.FTS.B, 10.49%, 4/15/27 28,823 29,323
APP-12840779.FP.FTS.B, 10.99%, 4/15/27 38,622 39,321
APP-12880291.FP.FTS.B, 10.99%, 4/15/27 26,155 26,631
APP-12884053.FP.FTS.B, 10.99%, 4/15/27 24,245 24,687
APP-12886061.FP.FTS.B, 10.99%, 4/15/27 24,146 24,583
APP-12890839.FP.FTS.B, 12.99%, 4/15/27 11,622 11,827
APP-13049903.FP.FTS.B, 13.49%, 4/15/27 14,475 14,684
APP-12889697.FP.FTS.B, 14.49%, 4/15/27 22,514 22,890
APP-12838144.FP.FTS.B, 14.74%, 4/15/27 29,607 29,921
APP-12879648.FP.FTS.B, 14.99%, 4/15/27 18,451 18,762
APP-12872440.FP.FTS.B, 16.49%, 4/15/27 11,675 11,786
APP-12851953.FP.FTS.B, 16.74%, 4/15/27 43,797 44,558
APP-12861897.FP.FTS.B, 16.99%, 4/15/27 14,604 14,744
APP-13062300.FP.FTS.B, 17.49%, 4/15/27 15,598 15,729
APP-12870173.FP.FTS.B, 17.99%, 4/15/27 9,748 9,921
APP-12885686.FP.FTS.B, 17.99%, 4/15/27 10,723 10,913
APP-12808353.FP.FTS.B, 18.49%, 4/15/27 19,542 19,742
APP-12863760.FP.FTS.B, 18.49%, 4/15/27 13,412 13,547
APP-12888026.FP.FTS.B, 19.49%, 4/15/27 19,630 19,898
APP-12674259.FP.FTS.B, 19.99%, 4/15/27 9,778 9,843
APP-13008146.FP.FTS.B, 19.99%, 4/15/27 14,393 14,455
APP-12967750.FP.FTS.B, 21.24%, 4/15/27 24,465 24,560
APP-12745164.FP.FTS.B, 22.24%, 4/15/27 13,272 13,166
APP-12867908.FP.FTS.B, 23.24%, 4/15/27 25,900 26,692
APP-12780020.FP.FTS.B, 8.99%, 4/16/27 . 31,699 32,186
APP-12801088.FP.FTS.B, 10.99%, 4/16/27 25,699 26,172
APP-12831439.FP.FTS.B, 10.99%, 4/16/27 33,814 34,437
APP-13011697.FP.FTS.B, 10.99%, 4/16/27 12,282 12,466
APP-12540590.FP.FTS.B, 14.49%, 4/16/27 28,939 29,434
APP-12845270.FP.FTS.B, 17.74%, 4/16/27 38,843 39,506
APP-12863914.FP.FTS.B, 19.49%, 4/16/27 17,003 17,088
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12779738.FP.FTS.B, 19.74%, 4/16/27 $ 38,784 $ 39,262
APP-11924095.FP.FTS.B, 19.99%, 4/16/27 24,445 24,668
APP-12774545.FP.FTS.B, 20.49%, 4/16/27 18,514 18,636
APP-12848627.FP.FTS.B, 21.99%, 4/16/27 10,318 10,419
APP-13157103.FP.FTS.B, 9.24%, 4/17/27 . 14,405 14,637
APP-13103498.FP.FTS.B, 10.99%, 4/17/27 26,730 27,177
APP-12889290.FP.FTS.B, 11.24%, 4/17/27 17,273 17,583
APP-12779666.FP.FTS.B, 11.49%, 4/17/27 17,407 17,719
APP-13061423.FP.FTS.B, 13.24%, 4/17/27 22,206 22,543
APP-12883157.FP.FTS.B, 13.74%, 4/17/27 10,672 10,882
APP-13153666.FP.FTS.B, 13.99%, 4/17/27 49,024 8,937
APP-13151613.FP.FTS.B, 14.99%, 4/17/27 20,335 20,541
APP-13153548.FP.FTS.B, 16.24%, 4/17/27 38,686 39,238
APP-12800972.FP.FTS.B, 17.49%, 4/17/27 22,727 23,140
APP-12861690.FP.FTS.B, 17.74%, 4/17/27 37,114 37,445
APP-13156398.FP.FTS.B, 17.74%, 4/17/27 48,425 48,912
APP-12800643.FP.FTS.B, 19.74%, 4/17/27 39,611 39,992
APP-13158258.FP.FTS.B, 19.99%, 4/17/27 12,373 12,444
APP-12931503.FP.FTS.B, 13.24%, 4/18/27 24,183 24,601
APP-13168348.FP.FTS.B, 18.99%, 4/18/27 14,455 14,592
APP-13016462.FP.FTS.B, 20.49%, 4/18/27 17,071 17,193
APP-13061405.FP.FTS.B, 22.24%, 4/18/27 26,618 26,597
APP-13058395.FP.FTS.B, 21.24%, 4/19/27 19,490 19,573
APP-13141094.FP.FTS.B, 10.99%, 4/20/27 38,522 39,175
APP-13083128.FP.FTS.B, 11.24%, 4/20/27 21,173 21,517
APP-13002914.FP.FTS.B, 18.99%, 4/20/27 16,837 17,035
APP-12974063.FP.FTS.B, 19.99%, 4/20/27 25,281 25,488
APP-13009743.FP.FTS.B, 10.99%, 4/22/27 20,281 20,664
APP-12972758.FP.FTS.B, 11.24%, 4/22/27 23,230 23,623
APP-12674727.FP.FTS.B, 13.24%, 4/22/27 32,065 32,666
APP-12942867.FP.FTS.B, 16.49%, 4/22/27 19,323 19,478
APP-13149908.FP.FTS.B, 17.99%, 4/22/27 24,280 24,530
APP-12969962.FP.FTS.B, 21.99%, 4/22/27 9,785 9,904
APP-13017812.FP.FTS.B, 16.49%, 4/23/27 25,707 26,234
APP-13020128.FP.FTS.B, 16.74%, 4/23/27 43,526 44,078
APP-12910819.FP.FTS.B, 17.99%, 4/23/27 7,305 7,447
APP-13018067.FP.FTS.B, 18.99%, 4/23/27 18,555 18,804
APP-13010437.FP.FTS.B, 19.74%, 4/23/27 31,279 31,588
APP-12548143.FP.FTS.B, 19.99%, 4/23/27 27,280 27,612
APP-12997870.FP.FTS.B, 19.99%, 4/23/27 23,644 23,923
APP-13016033.FP.FTS.B, 20.24%, 4/23/27 49,622 50,580
APP-12977040.FP.FTS.B, 20.49%, 4/23/27 17,569 17,745
APP-13166600.FP.FTS.B, 21.49%, 4/23/27 14,092 14,214
APP-13028479.FP.FTS.B, 21.74%, 4/23/27 25,379 25,620
APP-12910945.FP.FTS.B, 21.99%, 4/23/27 30,206 30,495
APP-12944703.FP.FTS.B, 22.49%, 4/23/27 10,783 10,899
APP-12725825.FP.FTS.B, 18.49%, 4/24/27 27,371 27,674
APP-12981044.FP.FTS.B, 18.99%, 4/24/27 9,836 9,967
APP-12801215.FP.FTS.B, 19.99%, 4/24/27 25,240 25,545
APP-12933688.FP.FTS.B, 19.99%, 4/24/27 22,013 22,293
APP-12911189.FP.FTS.B, 20.49%, 4/24/27 16,349 16,524
APP-11888471.FP.FTS.B, 16.49%, 4/25/27 22,453 22,850
APP-13157865.FP.FTS.B, 16.49%, 4/25/27 20,701 21,072
APP-13068321.FP.FTS.B, 18.24%, 4/25/27 45,150 45,687
APP-11022483.FP.FTS.B, 18.99%, 4/25/27 7,765 7,869
APP-13051587.FP.FTS.B, 19.99%, 4/25/27 21,664 21,972
APP-13057143.FP.FTS.B, 10.99%, 4/26/27 34,287 34,930
APP-13061655.FP.FTS.B, 13.24%, 4/26/27 33,908 34,535

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12933713.FP.FTS.B, 17.99%, 4/26/27 $ 27,488 $ 27,784
APP-13155804.FP.FTS.B, 17.99%, 4/26/27 25,365 25,679
APP-13362978.FP.FTS.B, 22.49%, 4/27/27 38,797 39,062
APP-13106287.FP.FTS.B, 11.74%, 4/28/27 43,805 44,676
APP-13060974.FP.FTS.B, 19.74%, 4/28/27 32,658 33,113
APP-12992337.FP.FTS.B, 21.49%, 4/28/27 15,556 15,741
APP-13155767.FP.FTS.B, 23.24%, 4/28/27 20,783 21,028
APP-13139319.FP.FTS.B, 11.24%, 4/30/27 24,367 24,830
APP-13060795.FP.FTS.B, 17.49%, 4/30/27 14,685 14,825
APP-13134349.FP.FTS.B, 21.24%, 4/30/27 21,750 21,789
APP-13137819.FP.FTS.B, 21.49%, 4/30/27 15,624 15,653
APP-13302130.FP.FTS.B, 10.99%, 5/01/27 26,726 27,141
APP-13421715.FP.FTS.B, 10.99%, 5/01/27 25,840 26,238
APP-13423557.FP.FTS.B, 10.99%, 5/01/27 27,777 28,187
APP-13424293.FP.FTS.B, 10.99%, 5/01/27 20,450 20,746
APP-13431042.FP.FTS.B, 10.99%, 5/01/27 19,502 19,802
APP-13131348.FP.FTS.B, 13.74%, 5/01/27 25,539 25,989
APP-13439065.FP.FTS.B, 14.24%, 5/01/27 35,788 36,261
APP-13431253.FP.FTS.B, 16.49%, 5/01/27 21,923 22,213
APP-13132268.FP.FTS.B, 16.74%, 5/01/27 31,069 31,277
APP-13162907.FP.FTS.B, 16.74%, 5/01/27 34,535 34,866
APP-13408703.FP.FTS.B, 16.99%, 5/01/27 14,196 14,282
APP-13424399.FP.FTS.B, 17.49%, 5/01/27 13,400 13,501
APP-13430747.FP.FTS.B, 17.49%, 5/01/27 15,473 15,590
APP-13154672.FP.FTS.B, 18.49%, 5/01/27 20,869 21,109
APP-13422992.FP.FTS.B, 18.99%, 5/01/27 28,427 28,600
APP-13060525.FP.FTS.B, 19.49%, 5/01/27 17,152 17,222
APP-13442546.FP.FTS.B, 19.74%, 5/01/27 37,266 37,425
APP-13427463.FP.FTS.B, 19.99%, 5/01/27 14,712 14,739
APP-13430284.FP.FTS.B, 19.99%, 5/01/27 11,770 11,792
APP-13430327.FP.FTS.B, 19.99%, 5/01/27 9,824 9,885
APP-13441350.FP.FTS.B, 19.99%, 5/01/27 9,808 9,868
APP-13404981.FP.FTS.B, 21.99%, 5/01/27 9,820 9,862
APP-13420080.FP.FTS.B, 21.99%, 5/01/27 33,092 33,113
APP-13438043.FP.FTS.B, 22.49%, 5/01/27 9,724 9,772
APP-13410577.FP.FTS.B, 22.99%, 5/01/27 14,345 14,342
APP-13440761.FP.FTS.B, 22.99%, 5/01/27 49,126 49,157
APP-14247820.FP.FTS.B, 11.34%, 5/02/27 24,631 24,970
APP-13073067.FP.FTS.B, 20.49%, 5/02/27 10,209 10,234
APP-13342784.FP.FTS.B, 21.99%, 5/02/27 11,299 11,354
APP-14384473.FP.FTS.B, 19.99%, 5/03/27 10,932 11,086
APP-14265376.FP.FTS.B, 20.49%, 5/03/27 15,480 15,536
APP-13308191.FP.FTS.B, 16.99%, 5/04/27 19,407 19,531
APP-13389512.FP.FTS.B, 13.24%, 5/05/27 20,534 20,861
APP-13430896.FP.FTS.B, 19.99%, 5/05/27 7,668 7,732
APP-12270573.FP.FTS.B, 10.99%, 5/06/27 36,134 36,745
APP-13301897.FP.FTS.B, 16.49%, 5/06/27 12,624 12,731
APP-13406162.FP.FTS.B, 21.49%, 5/06/27 17,724 17,792
APP-13301831.FP.FTS.B, 15.74%, 5/08/27 44,606 45,084
APP-13311434.FP.FTS.B, 16.49%, 5/08/27 14,740 14,982
APP-13193722.FP.FTS.B, 11.24%, 5/09/27 22,488 22,870
APP-13598758.FP.FTS.B, 18.49%, 5/09/27 9,779 9,895
APP-13641523.FP.FTS.B, 13.59%, 5/10/27 24,393 24,733
APP-12932857.FP.FTS.B, 18.99%, 5/10/27 9,605 9,724
APP-12775739.FP.FTS.B, 25.49%, 5/10/27 9,821 9,828
APP-13323183.FP.FTS.B, 18.74%, 5/11/27 33,874 34,090
APP-13608279.FP.FTS.B, 18.99%, 5/11/27 13,297 13,381
APP-12412862.FP.FTS.B, 25.49%, 5/11/27 11,196 11,212
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13658270.FP.FTS.B, 9.34%, 5/12/27 . $ 32,131 $ 32,653
APP-13418718.FP.FTS.B, 16.24%, 5/12/27 28,486 28,940
APP-12412882.FP.FTS.B, 17.74%, 5/12/27 31,099 31,409
APP-13208283.FP.FTS.B, 17.99%, 5/12/27 24,597 24,843
APP-13659468.FP.FTS.B, 26.49%, 5/12/27 9,836 9,882
APP-13416172.FP.FTS.B, 8.99%, 5/13/27 . 23,579 24,012
APP-13031523.FP.FTS.B, 10.99%, 5/13/27 39,149 39,893
APP-13394495.FP.FTS.B, 11.49%, 5/13/27 16,353 16,653
APP-13657764.FP.FTS.B, 16.74%, 5/13/27 33,281 33,779
APP-13439563.FP.FTS.B, 17.49%, 5/13/27 14,801 14,947
APP-13405061.FP.FTS.B, 17.74%, 5/13/27 29,562 29,872
APP-13357037.FP.FTS.B, 17.99%, 5/13/27 23,482 23,732
APP-13438034.FP.FTS.B, 17.99%, 5/13/27 7,469 3,859
APP-12982177.FP.FTS.B, 19.49%, 5/13/27 18,556 18,697
APP-13416776.FP.FTS.B, 19.99%, 5/13/27 13,825 13,981
APP-13423076.FP.FTS.B, 21.99%, 5/13/27 9,570 9,684
APP-13437001.FP.FTS.B, 8.49%, 5/14/27 . 29,290 29,830
APP-13437121.FP.FTS.B, 11.74%, 5/14/27 10,288 10,490
APP-13423039.FP.FTS.B, 14.24%, 5/14/27 39,343 40,066
APP-10823341.FP.FTS.B, 15.49%, 5/14/27 13,777 13,961
APP-13436426.FP.FTS.B, 16.49%, 5/14/27 19,693 20,070
APP-13199989.FP.FTS.B, 16.74%, 5/14/27 46,291 46,864
APP-13436550.FP.FTS.B, 16.99%, 5/14/27 16,664 17,010
APP-13430567.FP.FTS.B, 17.49%, 5/14/27 17,250 17,493
APP-13076587.FP.FTS.B, 17.99%, 5/14/27 22,780 22,979
APP-13302140.FP.FTS.B, 17.99%, 5/14/27 11,666 11,936
APP-13417327.FP.FTS.B, 17.99%, 5/14/27 9,861 10,055
APP-13336406.FP.FTS.B, 18.49%, 5/14/27 22,332 22,623
APP-14356626.FP.FTS.B, 18.49%, 5/14/27 14,828 14,991
APP-13434773.FP.FTS.B, 19.99%, 5/14/27 9,954 10,121
APP-13380372.FP.FTS.B, 21.99%, 5/14/27 32,676 32,973
APP-13431427.FP.FTS.B, 21.99%, 5/14/27 8,519 8,626
APP-13433077.FP.FTS.B, 21.99%, 5/14/27 9,899 10,024
APP-13318759.FP.FTS.B, 22.49%, 5/14/27 7,428 7,505
APP-13330852.FP.FTS.B, 22.49%, 5/14/27 35,159 35,485
APP-13443719.FP.FTS.B, 22.49%, 5/14/27 8,965 9,093
APP-14548548.FP.FTS.B, 22.99%, 5/14/27 8,865 8,927
APP-13416305.FP.FTS.B, 8.99%, 5/15/27 . 38,109 38,827
APP-13436993.FP.FTS.B, 8.99%, 5/15/27 . 25,291 25,768
APP-13396243.FP.FTS.B, 11.24%, 5/15/27 15,466 15,771
APP-13440554.FP.FTS.B, 11.24%, 5/15/27 14,500 14,802
APP-13394315.FP.FTS.B, 13.24%, 5/15/27 39,255 40,024
APP-13435327.FP.FTS.B, 13.24%, 5/15/27 24,155 24,629
APP-13663645.FP.FTS.B, 13.59%, 5/15/27 29,026 29,478
APP-13644113.FP.FTS.B, 14.34%, 5/15/27 48,906 49,722
APP-13319688.FP.FTS.B, 14.49%, 5/15/27 26,197 26,794
APP-13422792.FP.FTS.B, 14.49%, 5/15/27 9,402 9,599
APP-13444523.FP.FTS.B, 16.99%, 5/15/27 26,655 26,945
APP-13431354.FP.FTS.B, 17.24%, 5/15/27 39,435 40,006
APP-13672139.FP.FTS.B, 17.49%, 5/15/27 18,626 18,922
APP-13552958.FP.FTS.B, 17.99%, 5/15/27 15,988 16,234
APP-13678668.FP.FTS.B, 17.99%, 5/15/27 21,574 21,832
APP-13441338.FP.FTS.B, 18.49%, 5/15/27 12,544 12,714
APP-13355854.FP.FTS.B, 18.99%, 5/15/27 17,361 17,536
APP-13441877.FP.FTS.B, 18.99%, 5/15/27 14,814 15,018
APP-13433669.FP.FTS.B, 19.99%, 5/15/27 14,829 15,013
APP-13655226.FP.FTS.B, 20.49%, 5/15/27 13,563 4,852
APP-13666596.FP.FTS.B, 20.49%, 5/15/27 14,734 14,853

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14254675.FP.FTS.B, 20.49%, 5/15/27 $ 9,749 $ 9,831
APP-13666933.FP.FTS.B, 20.99%, 5/15/27 19,650 19,810
APP-14531705.FP.FTS.B, 22.99%, 5/15/27 9,462 9,534
APP-14057879.FP.FTS.B, 18.49%, 5/16/27 16,174 16,369
APP-14273039.FP.FTS.B, 18.99%, 5/16/27 12,470 12,610
APP-13628585.FP.FTS.B, 20.49%, 5/16/27 20,063 20,239
APP-12863366.FP.FTS.B, 22.49%, 5/17/27 12,453 12,578
APP-14366522.FP.FTS.B, 10.49%, 5/18/27 43,578 44,278
APP-13658420.FP.FTS.B, 19.99%, 5/18/27 19,672 19,899
APP-13484600.FP.FTS.B, 20.49%, 5/18/27 17,802 18,008
APP-13537074.FP.FTS.B, 9.34%, 5/20/27 . 19,514 19,872
APP-13678923.FP.FTS.B, 11.34%, 5/20/27 31,280 31,866
APP-13364619.FP.FTS.B, 16.49%, 5/20/27 23,566 23,878
APP-14508032.FP.FTS.B, 18.74%, 5/20/27 40,708 41,180
APP-13637703.FP.FTS.B, 14.09%, 5/21/27 26,639 27,146
APP-13680651.FP.FTS.B, 20.49%, 5/21/27 12,518 12,665
APP-14444232.FP.FTS.B, 21.49%, 5/21/27 16,928 17,114
APP-13626550.FP.FTS.B, 17.24%, 5/23/27 32,471 32,987
APP-14548905.FP.FTS.B, 18.99%, 5/23/27 29,195 29,581
APP-13537123.FP.FTS.B, 22.49%, 5/23/27 14,037 14,215
APP-13624563.FP.FTS.B, 22.99%, 5/23/27 11,999 12,392
APP-13645609.FP.FTS.B, 9.34%, 5/24/27 . 39,070 39,826
APP-13629014.FP.FTS.B, 14.74%, 5/24/27 30,503 31,097
APP-13459107.FP.FTS.B, 19.99%, 5/24/27 9,080 9,227
APP-13608764.FP.FTS.B, 20.24%, 5/24/27 36,178 36,724
APP-13484955.FP.FTS.B, 12.34%, 5/25/27 42,605 43,456
APP-13659238.FP.FTS.B, 13.59%, 5/25/27 35,329 36,050
APP-13637168.FP.FTS.B, 15.24%, 5/25/27 43,645 44,520
APP-13639283.FP.FTS.B, 20.74%, 5/25/27 43,817 45,279
APP-13611296.FP.FTS.B, 16.99%, 5/26/27 28,217 28,814
APP-13337072.FP.FTS.B, 18.24%, 5/26/27 47,498 47,927
APP-13643702.FP.FTS.B, 18.99%, 5/26/27 20,779 21,134
APP-13649694.FP.FTS.B, 19.49%, 5/26/27 14,814 15,069
APP-13667445.FP.FTS.B, 21.99%, 5/26/27 12,986 13,234
APP-13051907.FP.FTS.B, 25.49%, 5/26/27 10,366 10,500
APP-13598334.FP.FTS.B, 11.34%, 5/27/27 24,493 25,005
APP-13155943.FP.FTS.B, 25.49%, 5/29/27 9,917 10,133
APP-14227389.FP.FTS.B, 13.59%, 6/08/27 29,632 30,071
APP-14234506.FP.FTS.B, 14.84%, 6/08/27 9,353 9,494
APP-14229349.FP.FTS.B, 17.99%, 6/08/27 13,748 13,955
APP-14241331.FP.FTS.B, 20.49%, 6/08/27 24,766 25,014
APP-14253444.FP.FTS.B, 17.74%, 6/09/27 39,088 39,449
APP-14263084.FP.FTS.B, 20.49%, 6/10/27 12,878 13,006
APP-14277209.FP.FTS.B, 11.34%, 6/15/27 19,785 20,154
APP-14365422.FP.FTS.B, 11.99%, 6/15/27 11,959 12,146
APP-14249283.FP.FTS.B, 13.59%, 6/15/27 30,273 30,830
APP-14343452.FP.FTS.B, 17.49%, 6/15/27 24,719 24,987
APP-14179022.FP.FTS.B, 17.99%, 6/15/27 16,520 16,775
APP-14232871.FP.FTS.B, 20.24%, 6/15/27 39,733 40,245
APP-14257683.FP.FTS.B, 20.49%, 6/15/27 25,727 26,060
APP-14380564.FP.FTS.B, 20.74%, 6/15/27 38,641 39,009
APP-14388011.FP.FTS.B, 20.99%, 6/15/27 25,137 25,375
APP-13331280.FP.FTS.B, 22.24%, 6/15/27 29,960 30,385
APP-13429983.FP.FTS.B, 22.49%, 6/15/27 9,910 10,060
APP-13409383.FP.FTS.B, 22.99%, 6/15/27 15,765 15,983
APP-13302148.FP.FTS.B, 25.49%, 6/15/27 7,412 7,490
APP-14408719.FP.FTS.B, 15.49%, 6/16/27 28,671 29,110
APP-14253271.FP.FTS.B, 16.74%, 6/16/27 31,752 32,342
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14411169.FP.FTS.B, 18.49%, 6/16/27 $ 400 $ 400
APP-14406359.FP.FTS.B, 21.24%, 6/16/27 49,513 49,947
APP-14429358.FP.FTS.B, 13.74%, 6/17/27 11,862 12,069
APP-14323855.FP.FTS.B, 14.49%, 6/17/27 9,876 10,038
APP-14434881.FP.FTS.B, 15.49%, 6/17/27 12,493 12,705
APP-14252658.FP.FTS.B, 19.99%, 6/17/27 19,810 20,090
APP-14420529.FP.FTS.B, 20.99%, 6/17/27 19,816 20,080
APP-14429543.FP.FTS.B, 25.74%, 6/17/27 33,631 34,056
APP-13608484.FP.FTS.B, 14.99%, 6/20/27 27,796 28,353
APP-14216111.FP.FTS.B, 17.99%, 6/20/27 15,204 15,479
APP-14177993.FP.FTS.B, 11.59%, 6/21/27 14,900 15,207
APP-14180064.FP.FTS.B, 11.59%, 6/21/27 19,132 19,526
APP-14236905.FP.FTS.B, 17.49%, 6/21/27 26,069 26,531
APP-14216604.FP.FTS.B, 17.74%, 6/21/27 39,806 40,542
APP-14439411.FP.FTS.B, 17.74%, 6/21/27 41,951 42,747
APP-14240417.FP.FTS.B, 18.49%, 6/21/27 14,586 14,835
APP-14268950.FP.FTS.B, 18.49%, 6/21/27 10,479 10,704
APP-14226277.FP.FTS.B, 19.24%, 6/21/27 46,130 46,970
APP-14267909.FP.FTS.B, 20.49%, 6/21/27 14,951 15,198
APP-14547768.FP.FTS.B, 11.74%, 6/22/27 38,996 39,665
APP-14212566.FP.FTS.B, 16.74%, 6/22/27 35,621 36,384
APP-14439822.FP.FTS.B, 17.24%, 6/22/27 7,415 7,537
APP-14533608.FP.FTS.B, 20.99%, 6/22/27 19,793 20,023
APP-14196561.FP.FTS.B, 13.59%, 6/23/27 39,733 40,585
APP-14560147.FP.FTS.B, 15.24%, 6/23/27 8,178 8,319
APP-14251605.FP.FTS.B, 20.24%, 6/23/27 22,265 22,646
APP-14267414.FP.FTS.B, 20.24%, 6/23/27 33,625 34,257
APP-14178654.FP.FTS.B, 9.34%, 6/24/27 . 21,663 22,066
APP-14267906.FP.FTS.B, 11.59%, 6/24/27 15,678 16,015
APP-14222939.FP.FTS.B, 14.74%, 6/24/27 38,790 39,624
APP-14588538.FP.FTS.B, 19.24%, 6/24/27 29,708 30,223
APP-14572397.FP.FTS.B, 20.99%, 6/24/27 23,779 24,185
APP-14510576.FP.FTS.B, 22.74%, 6/24/27 11,895 12,094
APP-14427403.FP.FTS.B, 24.74%, 6/24/27 14,948 15,214
APP-14429127.FP.FTS.B, 11.74%, 6/25/27 29,137 29,732
APP-14369074.FP.FTS.B, 12.49%, 6/25/27 49,543 50,561
APP-09045394.FP.FTS.B, 13.74%, 6/25/27 11,867 12,090
APP-14578061.FP.FTS.B, 11.74%, 6/26/27 39,540 40,299
APP-13652171.FP.FTS.B, 22.99%, 6/26/27 9,909 10,064
APP-14268521.FP.FTS.B, 10.09%, 6/27/27 49,502 50,524
APP-14145291.FP.FTS.B, 18.49%, 6/27/27 16,917 17,248
APP-14325208.FP.FTS.B, 19.99%, 6/27/27 9,921 10,112
APP-13618952.FP.FTS.B, 26.49%, 6/27/27 7,500 7,776
APP-14386005.FP.FTS.B, 11.74%, 6/28/27 28,948 29,567
APP-14413971.FP.FTS.B, 12.49%, 6/28/27 48,404 49,450
APP-14385312.FP.FTS.B, 17.24%, 6/28/27 35,317 36,106
APP-14430439.FP.FTS.B, 17.49%, 6/28/27 12,265 12,514
APP-14385385.FP.FTS.B, 19.24%, 6/28/27 31,376 32,030
APP-14391702.FP.FTS.B, 22.99%, 6/28/27 20,265 20,674
APP-14371219.FP.FTS.B, 11.74%, 6/29/27 35,000 35,713
APP-14377174.FP.FTS.B, 12.24%, 6/29/27 18,849 19,257
APP-14409463.FP.FTS.B, 18.99%, 6/29/27 9,964 10,197
APP-14423027.FP.FTS.B, 13.99%, 6/30/27 34,300 35,042
APP-14420972.FP.FTS.B, 14.24%, 6/30/27 16,900 17,291
APP-14541539.FP.FTS.B, 12.49%, 7/01/27 10,000 10,179
APP-14431213.FP.FTS.B, 18.49%, 7/01/27 18,500 18,734
APP-14421841.FP.FTS.B, 20.99%, 7/01/27 11,578 11,850
APP-14504718.FP.FTS.B, 11.24%, 7/02/27 31,943 32,518

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14507747.FP.FTS.B, 20.99%, 7/02/27 $ 21,997 $ 22,130
APP-14542132.FP.FTS.B, 20.99%, 7/02/27 10,000 10,221
APP-14439749.FP.FTS.B, 15.99%, 7/03/27 20,000 20,240
APP-14329060.FP.FTS.B, 18.49%, 7/03/27 26,313 26,901
APP-14561082.FP.FTS.B, 17.49%, 7/04/27 25,000 25,286
APP-14538988.FP.FTS.B, 14.49%, 7/05/27 10,000 10,230
APP-14595190.FP.FTS.B, 20.74%, 7/05/27 40,000 40,937
APP-14541253.FP.FTS.B, 13.99%, 7/06/27 40,000 40,767
APP-14550089.FP.FTS.B, 18.49%, 7/06/27 20,000 20,472
APP-14560123.FP.FTS.B, 19.99%, 7/06/27 10,000 10,144
APP-14556969.FP.FTS.B, 20.99%, 7/06/27 8,421 8,626
APP-14576001.FP.FTS.B, 19.49%, 7/07/27 22,798 23,105
APP-14523275.FP.FTS.B, 19.99%, 7/07/27 14,418 14,614
APP-14515585.FP.FTS.B, 20.49%, 7/07/27 12,800 13,116
APP-14568007.FP.FTS.B, 20.49%, 7/07/27 20,000 20,493
APP-14564377.FP.FTS.B, 20.99%, 7/07/27 13,800 13,938
APP-14553043.FP.FTS.B, 11.99%, 7/08/27 40,000 40,769
APP-14573192.FP.FTS.B, 13.99%, 7/08/27 40,000 40,797
APP-14177847.FP.FTS.B, 18.74%, 7/08/27 44,999 45,678
APP-14545674.FP.FTS.B, 26.99%, 8/03/27 10,000 10,069
APP-14531076.FP.FTS.B, 23.24%, 8/07/27 18,700 19,171
APP-14569337.FP.FTS.B, 24.74%, 8/07/27 15,000 15,383
25,705,759
LendingClub Corp.
157705574.LC.FTS.B, 13.08%, 8/28/22 ... 1,480 1,468
157844711.LC.FTS.B, 16.95%, 9/04/22 ... 1,039 1,037
157763243.LC.FTS.B, 15.24%, 9/05/22 ... 4,568 1,929
158782398.LC.FTS.B, 15.24%, 9/16/22 ... 865 866
157585720.LC.FTS.B, 16.95%, 9/16/22 ... 1,006 1,005
158856810.LC.FTS.B, 5%, 9/23/22 ...... 11,299 10,703
159976738.LC.FTS.B, 16.95%, 10/08/22 .. 731 725
159892003.LC.FTS.B, 17.74%, 10/08/22 .. 5,958 570
160396238.LC.FTS.B, 18.62%, 10/16/22 .. 140 141
160976650.LC.FTS.B, 16.12%, 10/28/22 .. 5,381 5,362
160246637.LC.FTS.B, 17.74%, 10/28/22 .. 2,677 2,648
161827879.LC.FTS.B, 11.71%, 11/14/22 .. 4,338 4,296
161879338.LC.FTS.B, 17.74%, 11/14/22 .. 5,807 2,777
161522977.LC.FTS.B, 17.74%, 11/29/22 .. 3,302 3,278
162795354.LC.FTS.B, 16.12%, 12/09/22 .. 565 560
163075434.LC.FTS.B, 16.95%, 12/09/22 .. 2,036 2,018
163396590.LC.FTS.B, 14.3%, 12/16/22 ... 4,204 4,177
163434480.LC.FTS.B, 14.3%, 12/16/22 ... 2,944 2,872
163393891.LC.FTS.B, 23.05%, 12/16/22 .. 1,349 1,349
163370085.LC.FTS.B, 16.95%, 12/18/22 .. 1,525 1,518
163729270.LC.FTS.B, 16.12%, 12/23/22 .. 9,999 9,604
164102295.LC.FTS.B, 18.62%, 12/30/22 .. 2,906 2,906
164956625.LC.FTS.B, 13.08%, 1/16/23 ... 1,447 1,429
165032843.LC.FTS.B, 12.4%, 1/21/23 ... 3,221 3,183
165499100.LC.FTS.B, 18.62%, 2/03/23 ... 4,512 4,448
166118185.LC.FTS.B, 20.55%, 2/04/23 ... 4,273 413
165564555.LC.FTS.B, 18.62%, 2/10/23 ... 1,681 1,664
166393444.LC.FTS.B, 20.55%, 2/10/23 ... 3,358 3,296
166738187.LC.FTS.B, 15.24%, 2/14/23 ... 2,139 2,112
165531376.LC.FTS.B, 17.74%, 2/18/23 ... 6,952 886
147414934.LC.FTS.B, 14.47%, 2/21/23 ... 702 688
167464307.LC.FTS.B, 17.74%, 2/27/23 ... 13,337 5,236
167382438.LC.FTS.B, 23.05%, 2/27/23 ... 4,313 4,139
Description
Principal
Amount Value
LendingClub Corp. (continued)
147036408.LC.FTS.B, 20%, 3/01/23 ..... $ 1,132 $ 1,113
167604393.LC.FTS.B, 15.24%, 3/02/23 ... 8,822 8,624
167434436.LC.FTS.B, 18.62%, 3/02/23 ... 1,460 1,433
167744510.LC.FTS.B, 16.95%, 3/04/23 ... 4,603 1,814
168120797.LC.FTS.B, 17.74%, 3/10/23 ... 6,821 6,668
148758747.LC.FTS.B, 13.9%, 3/15/23 ... 459 459
148836727.LC.FTS.B, 17.97%, 3/15/23 ... 215 41
168280549.LC.FTS.B, 15.24%, 3/16/23 ... 11,659 11,402
168454364.LC.FTS.B, 15.24%, 3/16/23 ... 12,373 6,198
167993948.LC.FTS.B, 16.12%, 3/16/23 ... 4,902 4,649
168549097.LC.FTS.B, 16.12%, 3/18/23 ... 2,995 2,929
148479310.LC.FTS.B, 16.4%, 4/01/23 ... 780 781
150596125.LC.FTS.B, 15.57%, 4/22/23 ... 2,637 2,621
150816884.LC.FTS.B, 17.19%, 4/26/23 ... 15 15
151628205.LC.FTS.B, 13.9%, 5/13/23 ... 3,684 3,677
152186018.LC.FTS.B, 20%, 5/22/23 ..... 667 662
153454906.LC.FTS.B, 16.12%, 6/21/23 ... 18 18
154889094.LC.FTS.B, 11.02%, 7/11/23 ... 947 945
155609880.LC.FTS.B, 20%, 7/23/23 ..... 1,296 1,306
155924795.LC.FTS.B, 17.74%, 7/26/23 ... 691 679
142964458.LC.FTS.B, 18.94%, 11/01/23 .. 4,603 4,517
141699210.LC.FTS.B, 17.97%, 11/06/23 .. 4,919 4,860
143206516.LC.FTS.B, 11.8%, 11/07/23 ... 3,623 3,526
143172928.LC.FTS.B, 14.47%, 11/07/23 .. 7,189 7,001
143142201.LC.FTS.B, 10.47%, 11/09/23 .. 8,678 8,450
143298645.LC.FTS.B, 10.72%, 11/09/23 .. 4,072 3,967
143317674.LC.FTS.B, 10.72%, 11/09/23 .. 16,076 15,571
144899761.LC.FTS.B, 17.97%, 12/12/23 .. 9,945 9,848
145183134.LC.FTS.B, 11.8%, 12/19/23 ... 5,455 5,296
144545992.LC.FTS.B, 12.98%, 12/19/23 .. 5,552 5,413
144834703.LC.FTS.B, 12.98%, 12/19/23 .. 14,941 14,465
144619608.LC.FTS.B, 16.14%, 12/19/23 .. 6,164 6,000
145208498.LC.FTS.B, 18.94%, 12/19/23 .. 8,062 7,932
145002050.LC.FTS.B, 20.89%, 12/19/23 .. 9,135 1,185
145205316.LC.FTS.B, 10.33%, 12/20/23 .. 9,412 9,166
145501891.LC.FTS.B, 10.33%, 12/28/23 .. 15,128 14,736
145511024.LC.FTS.B, 10.72%, 12/28/23 .. 7,155 6,967
145253027.LC.FTS.B, 11.8%, 12/28/23 ... 5,637 5,484
143897911.LC.FTS.B, 10.33%, 12/31/23 .. 7,473 7,285
145134172.LC.FTS.B, 10.33%, 12/31/23 .. 7,665 6,832
145525007.LC.FTS.B, 10.33%, 12/31/23 .. 20,508 17,739
145461394.LC.FTS.B, 11.8%, 12/31/23 ... 4,584 4,443
145547722.LC.FTS.B, 11.8%, 12/31/23 ... 7,637 7,423
145586016.LC.FTS.B, 11.8%, 12/31/23 ... 5,347 5,190
145577468.LC.FTS.B, 13.56%, 12/31/23 .. 5,877 5,721
145407490.LC.FTS.B, 10.33%, 1/02/24 ... 7,234 6,834
145621023.LC.FTS.B, 10.72%, 1/02/24 ... 7,357 7,149
145625511.LC.FTS.B, 10.72%, 1/02/24 ... 8,797 8,537
145657415.LC.FTS.B, 11.31%, 1/03/24 ... 10,618 10,299
145724796.LC.FTS.B, 11.8%, 1/03/24 .... 11,461 11,103
146185159.LC.FTS.B, 11.8%, 1/14/24 .... 15,282 14,817
146204474.LC.FTS.B, 11.8%, 1/15/24 .... 4,585 4,440
145914653.LC.FTS.B, 16.14%, 1/15/24 ... 8,190 –
146260552.LC.FTS.B, 16.91%, 1/15/24 ... 7,397 7,174
146270708.LC.FTS.B, 18.94%, 1/15/24 ... 5,399 5,278
146050977.LC.FTS.B, 15.02%, 1/17/24 ... 8,148 7,884
145988002.LC.FTS.B, 10.33%, 1/24/24 ... 7,177 6,983
145982563.LC.FTS.B, 11.8%, 1/24/24 .... 4,584 4,449

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
146584267.LC.FTS.B, 14.47%, 1/25/24 ... $ 8,518 $ 8,204
146735125.LC.FTS.B, 11.8%, 1/28/24 .... 13,670 13,254
146870476.LC.FTS.B, 12.98%, 1/28/24 ... 14,751 14,349
146892745.LC.FTS.B, 18.94%, 1/28/24 ... 9,278 9,038
146965410.LC.FTS.B, 12.98%, 1/29/24 ... 4,664 4,526
147197560.LC.FTS.B, 15.02%, 2/05/24 ... 7,371 7,109
147562203.LC.FTS.B, 12.98%, 2/12/24 ... 8,141 7,904
147405696.LC.FTS.B, 16.14%, 2/12/24 ... 17,203 3,036
148110315.LC.FTS.B, 17.97%, 2/29/24 ... 9,587 9,477
148244873.LC.FTS.B, 14.74%, 3/01/24 ... 16,396 15,817
148228998.LC.FTS.B, 15.57%, 3/01/24 ... 16,869 15,818
148295277.LC.FTS.B, 17.19%, 3/06/24 ... 8,771 8,463
148611207.LC.FTS.B, 14.74%, 3/11/24 ... 10,452 10,103
148784147.LC.FTS.B, 14.74%, 3/13/24 ... 4,382 4,234
148704726.LC.FTS.B, 20%, 3/13/24 ..... 12,844 12,455
148867050.LC.FTS.B, Zero Cpn, 3/15/24 . 5,785 547
148863922.LC.FTS.B, 12.4%, 3/15/24 ... 15,814 15,331
148478260.LC.FTS.B, 13.08%, 3/15/24 ... 7,666 7,424
149326456.LC.FTS.B, 13.9%, 3/26/24 ... 20,872 18,452
149464192.LC.FTS.B, 17.19%, 4/01/24 ... 12,984 11,610
149608993.LC.FTS.B, 13.9%, 4/02/24 ... 8,154 7,768
149640002.LC.FTS.B, 13.9%, 4/02/24 ... 4,486 4,320
149742003.LC.FTS.B, 12.4%, 4/05/24 ... 10,942 10,577
149860763.LC.FTS.B, 17.19%, 4/09/24 ... 9,361 9,017
149970928.LC.FTS.B, 20%, 4/09/24 ..... 22,621 21,247
150215503.LC.FTS.B, 14.74%, 4/15/24 ... 4,819 4,651
150330237.LC.FTS.B, 14.74%, 4/17/24 ... 8,285 7,913
150301304.LC.FTS.B, 17.19%, 4/17/24 ... 9,404 9,061
150429035.LC.FTS.B, 14.74%, 4/18/24 ... 15,893 14,979
150527722.LC.FTS.B, 15.57%, 4/23/24 ... 6,877 6,646
150611409.LC.FTS.B, 15.57%, 4/23/24 ... 6,952 6,546
150807250.LC.FTS.B, 14.74%, 4/26/24 ... 22,452 20,286
150797540.LC.FTS.B, 13.9%, 4/29/24 ... 5,818 5,625
150867060.LC.FTS.B, 15.57%, 4/29/24 ... 8,711 8,358
150672283.LC.FTS.B, 20%, 4/29/24 ..... 9,122 8,808
151001381.LC.FTS.B, 17.97%, 4/30/24 ... 4,927 4,759
151088676.LC.FTS.B, 10.33%, 5/01/24 ... 8,900 8,584
150890573.LC.FTS.B, 14.74%, 5/01/24 ... 14,335 12,932
151075075.LC.FTS.B, 16.4%, 5/01/24 ... 12,034 11,537
151157582.LC.FTS.B, 15.57%, 5/06/24 ... 8,184 7,812
151449849.LC.FTS.B, 13.08%, 5/09/24 ... 7,361 7,105
151465885.LC.FTS.B, 17.19%, 5/09/24 ... 11,668 11,182
151481393.LC.FTS.B, 17.19%, 5/09/24 ... 8,209 7,893
151782625.LC.FTS.B, 20%, 5/15/24 ..... 7,360 7,164
152017907.LC.FTS.B, 15.57%, 5/20/24 ... 11,912 11,443
151720984.LC.FTS.B, 13.08%, 5/30/24 ... 9,101 8,786
153285109.LC.FTS.B, 16.12%, 6/12/24 ... 13,678 13,167
153352395.LC.FTS.B, 12.4%, 6/14/24 ... 9,059 8,663
154100028.LC.FTS.B, 16.12%, 6/26/24 ... 7,461 7,207
154211311.LC.FTS.B, 20%, 6/26/24 ..... 10,757 10,203
154645550.LC.FTS.B, Zero Cpn, 7/05/24 . 9,594 916
154685026.LC.FTS.B, 11.02%, 7/05/24 ... 9,678 9,301
154945152.LC.FTS.B, 14.3%, 7/11/24 .... 7,844 7,515
155028979.LC.FTS.B, 16.95%, 7/11/24 ... 5,198 4,990
154225612.LC.FTS.B, 17.74%, 7/11/24 ... 8,616 –
155019513.LC.FTS.B, 20%, 7/11/24 ..... 7,439 7,187
154417517.LC.FTS.B, 14.3%, 7/15/24 ... 12,596 12,102
155959854.LC.FTS.B, 17.74%, 7/29/24 ... 5,245 5,009
Description
Principal
Amount Value
LendingClub Corp. (continued)
156556385.LC.FTS.B, 16.95%, 8/06/24 ... $ 5,371 $ 5,121
156763102.LC.FTS.B, 10.33%, 8/12/24 ... 16,511 14,328
156702788.LC.FTS.B, 16.95%, 8/15/24 ... 12,891 12,321
157083123.LC.FTS.B, 14.3%, 8/16/24 ... 8,311 7,967
157256378.LC.FTS.B, 14.3%, 8/19/24 ... 11,086 10,632
157196587.LC.FTS.B, 16.12%, 8/19/24 ... 3,306 3,196
155540917.LC.FTS.B, 16.95%, 8/19/24 ... 19,110 17,161
157113878.LC.FTS.B, 16.95%, 8/20/24 ... 21,728 19,629
157001583.LC.FTS.B, 23.05%, 8/20/24 ... 5,962 5,781
157398755.LC.FTS.B, 16.12%, 8/21/24 ... 4,197 4,054
157448559.LC.FTS.B, 14.3%, 8/22/24 ... 7,816 7,503
157643282.LC.FTS.B, 16.12%, 8/27/24 ... 10,239 1,205
156354990.LC.FTS.B, 13.08%, 8/28/24 ... 11,507 11,042
157762746.LC.FTS.B, 16.95%, 8/28/24 ... 14,273 13,714
158155993.LC.FTS.B, 16.95%, 9/04/24 ... 11,081 10,558
158299088.LC.FTS.B, 16.12%, 9/13/24 ... 5,586 5,343
158788148.LC.FTS.B, 14.3%, 9/16/24 ... 2,576 2,502
158790336.LC.FTS.B, 16.12%, 9/16/24 ... 13,347 4,899
159124332.LC.FTS.B, 16.95%, 9/23/24 ... 16,555 15,879
157983194.LC.FTS.B, 12.4%, 9/24/24 ... 8,687 8,328
159273075.LC.FTS.B, 17.74%, 9/26/24 ... 12,294 11,780
159803688.LC.FTS.B, 14.3%, 10/04/24 ... 16,210 1,554
159978471.LC.FTS.B, 15.24%, 10/08/24 .. 12,514 11,745
159322847.LC.FTS.B, 16.95%, 10/08/24 .. 19,979 18,998
160673774.LC.FTS.B, 12.4%, 10/21/24 ... 26,274 22,020
160749557.LC.FTS.B, 18.62%, 10/30/24 .. 6,281 6,046
161333839.LC.FTS.B, 13.08%, 11/04/24 .. 19,754 18,871
161536145.LC.FTS.B, 16.95%, 11/14/24 .. 12,085 11,314
161962391.LC.FTS.B, 13.08%, 11/15/24 .. 19,765 18,844
161745167.LC.FTS.B, 16.95%, 11/15/24 .. 8,950 8,512
162809872.LC.FTS.B, 12.4%, 12/09/24 ... 15,524 14,749
162773046.LC.FTS.B, 20.55%, 12/09/24 .. 6,303 5,993
163432488.LC.FTS.B, 16.95%, 12/23/24 .. 11,224 10,488
163847398.LC.FTS.B, 20.55%, 12/26/24 .. 6,247 5,992
163266659.LC.FTS.B, 16.12%, 12/30/24 .. 6,819 6,384
166062042.LC.FTS.B, 18.62%, 2/04/25 ... 6,569 6,215
166072481.LC.FTS.B, 23.05%, 2/04/25 ... 21,438 16,203
166192973.LC.FTS.B, 18.62%, 2/06/25 ... 6,452 6,098
166394886.LC.FTS.B, 20.55%, 2/10/25 ... 23,436 22,222
166745877.LC.FTS.B, 5%, 2/18/25 ...... 10,516 9,191
167221792.LC.FTS.B, 20.55%, 2/25/25 ... 16,401 15,612
167718660.LC.FTS.B, 15.24%, 3/03/25 ... 19,243 18,030
167773992.LC.FTS.B, 18.62%, 3/04/25 ... 6,606 6,208
167777432.LC.FTS.B, 18.62%, 3/04/25 ... 7,927 7,449
167823045.LC.FTS.B, 16.12%, 3/05/25 ... 9,681 9,073
167809066.LC.FTS.B, 23.05%, 3/05/25 ... 3,792 1,755
168015684.LC.FTS.B, 14.3%, 3/11/25 .... 20,353 19,109
168191500.LC.FTS.B, 14.3%, 3/11/25 .... 15,187 14,239
168199339.LC.FTS.B, 20.55%, 3/11/25 ... 12,084 11,384
1,474,952
LendingClub Corp. - LCX
161723619.LC.FTS.B, 8.19%, 11/15/22 ... 2,499 2,164
162024232.LC.FTS.B, 10.33%, 11/19/22 .. 3,803 3,640
162539565.LC.FTS.B, 13.08%, 11/29/22 .. 4,765 4,111
163609311.LC.FTS.B, 11.02%, 12/23/22 .. 14,517 3,894
165255790.LC.FTS.B, 11.02%, 1/24/23 ... 7,621 7,493
164413184.LC.FTS.B, 8.81%, 1/27/23 ... 2,269 2,253

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
164258220.LC.FTS.B, 8.19%, 1/28/23 ... $ 5,138 $ 5,101
165550279.LC.FTS.B, 20.55%, 2/03/23 ... 1,456 1,446
166078251.LC.FTS.B, 6.46%, 2/04/23 ... 6,520 6,449
166172788.LC.FTS.B, 8.19%, 2/07/23 ... 14,893 5,639
166637074.LC.FTS.B, 20.55%, 2/13/23 ... 3,333 3,312
166424306.LC.FTS.B, 17.74%, 2/14/23 ... 2,448 2,412
166809451.LC.FTS.B, 10.33%, 2/25/23 ... 3,308 2,972
167398120.LC.FTS.B, 25.65%, 2/26/23 ... 2,025 1,863
167548521.LC.FTS.B, 8.81%, 3/09/23 ... 6,625 6,040
168426128.LC.FTS.B, 18.62%, 3/19/23 ... 12,277 11,299
168601344.LC.FTS.B, 14.3%, 4/14/23 ... 3,425 3,242
168272231.LC.FTS.B, 25.65%, 4/14/23 ... 1,086 1,027
154240518.LC.FTS.B, 8.81%, 7/05/23 ... 1,259 1,259
154626156.LC.FTS.B, 12.4%, 7/03/24 ... 5,496 5,351
153705323.LC.FTS.B, 16.12%, 7/03/24 ... 5,233 5,123
163949520.LC.FTS.B, 16.12%, 12/30/24 .. 11,804 10,746
165353359.LC.FTS.B, 10.33%, 1/22/25 ... 6,108 5,820
165749950.LC.FTS.B, 15.24%, 1/28/25 ... 8,763 7,978
163936207.LC.FTS.B, 8.19%, 1/31/25 ... 11,673 11,328
166491719.LC.FTS.B, 16.95%, 2/10/25 ... 4,563 4,307
165922400.LC.FTS.B, 15.24%, 2/11/25 ... 15,445 11,021
166607803.LC.FTS.B, 14.3%, 2/12/25 ... 7,442 6,704
143,994
LendingClub Corp. - LCX PM
171124101.LC.FTS.B, 10.81%, 10/19/23 .. 1,461 1,403
171172117.LC.FTS.B, 14.71%, 10/19/23 .. 4,610 4,462
171442112.LC.FTS.B, 10.81%, 10/23/23 .. 14,534 13,882
171398384.LC.FTS.B, 14.71%, 10/23/23 .. 7,482 7,112
171498369.LC.FTS.B, 9.56%, 10/27/23 ... 4,055 3,816
171184902.LC.FTS.B, 10.19%, 10/27/23 .. 10,610 10,129
171683007.LC.FTS.B, 15.4%, 11/02/23 ... 1,599 1,521
172186460.LC.FTS.B, 10.19%, 11/20/23 .. 12,755 12,339
172382442.LC.FTS.B, 10.81%, 11/27/23 .. 4,100 3,942
172228602.LC.FTS.B, 9.02%, 11/30/23 ... 14,816 14,226
171980340.LC.FTS.B, 10.19%, 11/30/23 .. 2,526 2,395
172426858.LC.FTS.B, 10.19%, 11/30/23 .. 10,759 10,425
173411939.LC.FTS.B, 18.24%, 1/25/24 ... 12,489 12,127
174191708.LC.FTS.B, 18.44%, 2/02/24 ... 1,120 1,093
185001085.LC.FTS.B, 13.44%, 1/14/25 ... 7,513 7,195
184877151.LC.FTS.B, 15.99%, 1/14/25 ... 4,440 4,267
184979568.LC.FTS.B, 16.49%, 1/14/25 ... 5,199 5,125
184739214.LC.FTS.B, 20.99%, 1/14/25 ... 28,392 28,259
185064147.LC.FTS.B, 21.99%, 1/14/25 ... 19,375 19,000
185196514.LC.FTS.B, 12.49%, 1/20/25 ... 18,265 17,504
184962324.LC.FTS.B, 15.19%, 1/20/25 ... 4,433 4,375
185185967.LC.FTS.B, 15.99%, 1/20/25 ... 5,295 5,063
185214272.LC.FTS.B, 15.99%, 1/20/25 ... 5,772 5,714
185305116.LC.FTS.B, 16.19%, 1/20/25 ... 8,882 8,692
185206461.LC.FTS.B, 16.49%, 1/20/25 ... 16,019 15,663
185262402.LC.FTS.B, 18.19%, 1/20/25 ... 3,563 3,501
185216192.LC.FTS.B, 18.99%, 1/20/25 ... 17,850 17,535
185255256.LC.FTS.B, 18.99%, 1/20/25 ... 2,678 2,630
185256218.LC.FTS.B, 18.99%, 1/20/25 ... 2,678 2,630
185054013.LC.FTS.B, 19.95%, 1/20/25 ... 7,701 7,590
185238815.LC.FTS.B, 19.99%, 1/20/25 ... 8,940 8,781
185032039.LC.FTS.B, 18.99%, 1/24/25 ... 4,573 3,595
185284743.LC.FTS.B, 19.99%, 1/24/25 ... 18,775 18,375
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185450425.LC.FTS.B, 12.19%, 1/26/25 ... $ 20,179 $ 19,871
185500985.LC.FTS.B, 16.19%, 1/26/25 ... 22,206 21,938
185404943.LC.FTS.B, 19.95%, 1/26/25 ... 23,023 22,670
185480688.LC.FTS.B, 23.99%, 1/26/25 ... 8,639 8,497
185502282.LC.FTS.B, 12.74%, 1/28/25 ... 3,090 3,068
185552695.LC.FTS.B, 16.99%, 1/28/25 ... 22,237 21,985
185400546.LC.FTS.B, 20.49%, 1/28/25 ... 22,369 22,022
185643067.LC.FTS.B, 14.99%, 2/01/25 ... 8,542 8,502
185511719.LC.FTS.B, 15.99%, 2/01/25 ... 12,753 12,575
185704535.LC.FTS.B, 16.49%, 2/01/25 ... 22,789 22,470
185662657.LC.FTS.B, 18.99%, 2/01/25 ... 9,147 8,971
185638468.LC.FTS.B, 22.99%, 2/01/25 ... 8,962 8,599
185804640.LC.FTS.B, 12.99%, 2/03/25 ... 12,336 12,132
185748684.LC.FTS.B, 19.94%, 2/03/25 ... 9,159 8,991
185744461.LC.FTS.B, 19.99%, 2/03/25 ... 6,909 6,829
185415614.LC.FTS.B, 15.99%, 2/07/25 ... 4,098 4,047
185760406.LC.FTS.B, 16.69%, 2/07/25 ... 36,473 34,949
185520172.LC.FTS.B, 17.44%, 2/07/25 ... 13,684 13,510
185040393.LC.FTS.B, 18.44%, 2/07/25 ... 5,484 5,365
185592300.LC.FTS.B, 18.99%, 2/07/25 ... 20,083 19,859
185821539.LC.FTS.B, 19.99%, 2/07/25 ... 10,991 10,798
185869166.LC.FTS.B, 22.99%, 2/07/25 ... 9,931 9,747
186031262.LC.FTS.B, 14.49%, 2/09/25 ... 6,817 6,766
185887741.LC.FTS.B, 15.99%, 2/09/25 ... 9,109 9,009
185907398.LC.FTS.B, 16.49%, 2/09/25 ... 8,751 8,644
186010475.LC.FTS.B, 17.94%, 2/09/25 ... 9,134 9,022
185994726.LC.FTS.B, 18.49%, 2/09/25 ... 16,025 15,783
186036682.LC.FTS.B, 18.99%, 2/09/25 ... 22,872 22,578
186109333.LC.FTS.B, 18.99%, 2/11/25 ... 4,573 4,501
186079988.LC.FTS.B, 20.99%, 2/11/25 ... 13,757 13,537
186099444.LC.FTS.B, 20.99%, 2/11/25 ... 19,394 19,083
185937500.LC.FTS.B, 22.49%, 2/11/25 ... 25,730 25,302
185869462.LC.FTS.B, 14.99%, 2/15/25 ... 4,548 4,518
186235317.LC.FTS.B, 15.99%, 2/15/25 ... 7,766 7,721
186218827.LC.FTS.B, 20.44%, 2/15/25 ... 18,330 18,049
186171654.LC.FTS.B, 22.99%, 2/15/25 ... 22,988 22,623
187015036.LC.FTS.B, 12.49%, 3/10/25 ... 32,630 32,322
187039985.LC.FTS.B, 18.99%, 3/10/25 ... 9,365 9,243
187006823.LC.FTS.B, 7.09%, 3/11/25 .... 36,981 35,500
186898312.LC.FTS.B, 12.49%, 3/11/25 ... 32,617 31,726
187034378.LC.FTS.B, 14.49%, 3/11/25 ... 32,626 32,043
187041967.LC.FTS.B, 17.99%, 3/11/25 ... 7,040 6,948
186935631.LC.FTS.B, 24.99%, 3/11/25 ... 3,768 3,715
187002032.LC.FTS.B, 7.59%, 3/14/25 ... 37,002 35,517
186336075.LC.FTS.B, 11.49%, 3/14/25 ... 32,520 31,528
186484159.LC.FTS.B, 12.49%, 3/14/25 ... 29,752 29,101
187105654.LC.FTS.B, 23.19%, 3/14/25 ... 7,241 7,143
187229799.LC.FTS.B, 13.19%, 3/15/25 ... 16,174 16,104
187080057.LC.FTS.B, 15.99%, 3/17/25 ... 6,535 6,488
187276072.LC.FTS.B, 21.79%, 3/17/25 ... 9,391 9,279
186721205.LC.FTS.B, 19.49%, 3/18/25 ... 9,370 9,269
187360350.LC.FTS.B, 13.99%, 3/21/25 ... 12,148 12,162
187345204.LC.FTS.B, 15.44%, 3/21/25 ... 12,130 11,996
187341073.LC.FTS.B, 16.99%, 3/21/25 ... 2,337 2,321
187594459.LC.FTS.B, 16.39%, 3/25/25 ... 16,814 16,716
187506074.LC.FTS.B, 17.39%, 3/25/25 ... 37,400 36,018
187617463.LC.FTS.B, 23.99%, 3/25/25 ... 6,117 6,060
187637002.LC.FTS.B, 15.99%, 3/28/25 ... 22,363 22,251

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187490013.LC.FTS.B, 16.19%, 3/28/25 ... $ 20,195 $ 20,184
187639145.LC.FTS.B, 20.79%, 3/28/25 ... 18,764 18,605
187610602.LC.FTS.B, 24.79%, 3/28/25 ... 23,546 23,333
187636332.LC.FTS.B, 15.19%, 3/30/25 ... 2,867 2,851
187766053.LC.FTS.B, 17.44%, 3/30/25 ... 28,710 28,419
187813540.LC.FTS.B, 15.99%, 3/31/25 ... 5,980 5,926
187034706.LC.FTS.B, 21.49%, 3/31/25 ... 23,975 23,782
187566584.LC.FTS.B, 12.49%, 4/01/25 ... 23,842 23,770
187868633.LC.FTS.B, 14.49%, 4/01/25 ... 4,011 3,999
187782892.LC.FTS.B, 15.29%, 4/01/25 ... 6,689 6,498
187619723.LC.FTS.B, 15.99%, 4/01/25 ... 10,517 10,123
187832626.LC.FTS.B, 21.79%, 4/01/25 ... 3,841 3,815
187914496.LC.FTS.B, 15.99%, 4/04/25 ... 5,480 5,487
188005229.LC.FTS.B, 14.49%, 4/05/25 ... 1,433 1,428
188000200.LC.FTS.B, 22.99%, 4/05/25 ... 24,030 23,896
188014514.LC.FTS.B, 14.49%, 4/06/25 ... 11,461 11,431
188006789.LC.FTS.B, 17.99%, 4/06/25 ... 9,574 9,516
188029434.LC.FTS.B, 25.99%, 4/06/25 ... 12,993 12,845
171345622.LC.FTS.B, 16.08%, 10/19/25 .. 11,258 10,664
172368060.LC.FTS.B, 13.33%, 11/27/25 .. 21,938 10,496
173744601.LC.FTS.B, 18.19%, 1/25/26 ... 4,006 3,924
174039720.LC.FTS.B, 21.99%, 1/25/26 ... 15,143 2,892
173608489.LC.FTS.B, 17.3%, 2/02/26 ... 17,514 16,551
174304247.LC.FTS.B, 20.99%, 2/02/26 ... 23,934 23,290
184468285.LC.FTS.B, 16.99%, 1/14/27 ... 13,230 12,547
185001765.LC.FTS.B, 16.99%, 1/14/27 ... 29,101 28,592
185004873.LC.FTS.B, 18.49%, 1/14/27 ... 23,678 22,629
184956364.LC.FTS.B, 18.99%, 1/14/27 ... 14,234 13,454
185018593.LC.FTS.B, 18.99%, 1/14/27 ... 20,852 20,019
185021412.LC.FTS.B, 21.99%, 1/14/27 ... 6,869 829
185267317.LC.FTS.B, 16.44%, 1/20/27 ... 14,163 14,017
185237685.LC.FTS.B, 18.49%, 1/20/27 ... 6,831 6,729
185118480.LC.FTS.B, 19.44%, 1/20/27 ... 9,484 9,244
185250357.LC.FTS.B, 19.99%, 1/20/27 ... 16,136 15,870
185150236.LC.FTS.B, 14.99%, 1/24/27 ... 16,958 16,690
184459999.LC.FTS.B, 15.99%, 1/24/27 ... 23,589 23,039
185332547.LC.FTS.B, 17.49%, 1/24/27 ... 2,837 2,809
185319960.LC.FTS.B, 19.49%, 1/24/27 ... 23,713 23,337
184898062.LC.FTS.B, 21.49%, 1/24/27 ... 9,479 9,298
185367638.LC.FTS.B, 21.49%, 1/24/27 ... 22,828 22,393
184898702.LC.FTS.B, 21.99%, 1/24/27 ... 26,651 26,141
185504181.LC.FTS.B, 16.49%, 1/26/27 ... 6,044 5,986
185470088.LC.FTS.B, 19.99%, 1/26/27 ... 9,661 9,483
185497213.LC.FTS.B, 20.49%, 1/26/27 ... 11,398 11,222
185117236.LC.FTS.B, 20.99%, 1/26/27 ... 22,812 22,459
185491610.LC.FTS.B, 23.99%, 1/26/27 ... 9,688 9,493
185498696.LC.FTS.B, 26.49%, 1/26/27 ... 23,733 23,278
185488281.LC.FTS.B, 28.99%, 1/26/27 ... 6,722 6,591
184791777.LC.FTS.B, 13.74%, 1/28/27 ... 11,283 11,116
185597588.LC.FTS.B, 16.24%, 1/28/27 ... 12,271 12,165
184927006.LC.FTS.B, 16.99%, 1/28/27 ... 33,076 32,637
185537726.LC.FTS.B, 17.24%, 1/28/27 ... 7,518 7,435
185500402.LC.FTS.B, 17.74%, 1/28/27 ... 28,383 26,969
185544780.LC.FTS.B, 18.99%, 1/28/27 ... 33,628 32,986
185547681.LC.FTS.B, 19.99%, 1/28/27 ... 9,255 9,121
185589460.LC.FTS.B, 24.99%, 1/28/27 ... 11,687 11,481
185561456.LC.FTS.B, 27.49%, 1/28/27 ... 24,505 24,202
184982732.LC.FTS.B, 16.99%, 2/01/27 ... 14,345 14,186
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185570839.LC.FTS.B, 19.74%, 2/01/27 ... $ 33,076 $ 31,762
185679797.LC.FTS.B, 23.99%, 2/01/27 ... 24,330 24,072
185682815.LC.FTS.B, 23.99%, 2/01/27 ... 11,012 10,763
185689957.LC.FTS.B, 23.99%, 2/01/27 ... 9,638 9,421
185699989.LC.FTS.B, 23.99%, 2/01/27 ... 9,638 9,421
185632534.LC.FTS.B, 24.99%, 2/01/27 ... 14,572 14,335
184678406.LC.FTS.B, 17.49%, 2/03/27 ... 10,526 10,417
185716515.LC.FTS.B, 17.49%, 2/03/27 ... 15,310 15,152
185420752.LC.FTS.B, 20.99%, 2/03/27 ... 28,823 28,342
185599708.LC.FTS.B, 21.99%, 2/03/27 ... 9,230 3,483
185610897.LC.FTS.B, 23.99%, 2/03/27 ... 7,470 7,307
185738415.LC.FTS.B, 24.99%, 2/03/27 ... 14,000 13,795
185662157.LC.FTS.B, 16.49%, 2/07/27 ... 17,203 17,034
185742276.LC.FTS.B, 19.49%, 2/07/27 ... 28,774 28,057
185835140.LC.FTS.B, 21.99%, 2/07/27 ... 19,236 18,843
185237174.LC.FTS.B, 13.24%, 2/09/27 ... 10,250 1,736
185942868.LC.FTS.B, 15.94%, 2/09/27 ... 30,779 29,780
186027871.LC.FTS.B, 18.99%, 2/09/27 ... 21,995 21,795
186031699.LC.FTS.B, 20.44%, 2/09/27 ... 12,482 12,288
186007586.LC.FTS.B, 23.49%, 2/09/27 ... 12,382 12,202
185994715.LC.FTS.B, 23.99%, 2/09/27 ... 14,458 14,169
185970580.LC.FTS.B, 13.94%, 2/11/27 ... 29,534 27,498
186099084.LC.FTS.B, 21.49%, 2/11/27 ... 14,419 14,153
185846086.LC.FTS.B, 21.99%, 2/11/27 ... 23,084 22,656
186241368.LC.FTS.B, 15.49%, 2/15/27 ... 30,424 30,120
186058311.LC.FTS.B, 15.69%, 2/15/27 ... 38,192 35,451
186203908.LC.FTS.B, 21.99%, 2/15/27 ... 24,045 23,618
186522043.LC.FTS.B, 14.94%, 3/10/27 ... 5,728 5,707
187037217.LC.FTS.B, 18.49%, 3/10/27 ... 7,508 7,418
186943464.LC.FTS.B, 18.99%, 3/10/27 ... 19,384 18,441
187047351.LC.FTS.B, 19.49%, 3/10/27 ... 17,503 17,384
187016641.LC.FTS.B, 22.49%, 3/10/27 ... 39,037 38,443
187054481.LC.FTS.B, 22.49%, 3/10/27 ... 24,300 23,900
186904219.LC.FTS.B, 17.19%, 3/11/27 ... 14,515 14,287
187071023.LC.FTS.B, 17.99%, 3/11/27 ... 14,525 14,430
186901660.LC.FTS.B, 18.19%, 3/11/27 ... 23,244 22,972
187032664.LC.FTS.B, 20.99%, 3/11/27 ... 19,417 19,185
187074112.LC.FTS.B, 21.99%, 3/11/27 ... 15,546 15,296
186654687.LC.FTS.B, 23.49%, 3/11/27 ... 17,705 17,417
187106181.LC.FTS.B, 16.99%, 3/14/27 ... 9,675 9,615
187083776.LC.FTS.B, 23.99%, 3/14/27 ... 7,785 7,662
187126669.LC.FTS.B, 14.19%, 3/15/27 ... 21,229 20,085
187035884.LC.FTS.B, 16.29%, 3/15/27 ... 29,006 26,821
187202054.LC.FTS.B, 19.49%, 3/15/27 ... 21,415 21,146
187178718.LC.FTS.B, 19.99%, 3/15/27 ... 22,310 21,649
187214955.LC.FTS.B, 20.99%, 3/15/27 ... 9,708 9,598
186624355.LC.FTS.B, 21.49%, 3/15/27 ... 10,878 10,561
186652351.LC.FTS.B, 23.99%, 3/15/27 ... 29,465 28,690
187235906.LC.FTS.B, 13.19%, 3/16/27 ... 28,966 28,989
187248536.LC.FTS.B, 13.19%, 3/16/27 ... 12,532 12,498
187147644.LC.FTS.B, 14.69%, 3/16/27 ... 31,859 30,588
187028667.LC.FTS.B, 20.99%, 3/17/27 ... 15,533 15,372
187080092.LC.FTS.B, 20.99%, 3/17/27 ... 23,299 23,058
187252598.LC.FTS.B, 20.99%, 3/17/27 ... 10,873 10,761
187274006.LC.FTS.B, 21.99%, 3/17/27 ... 8,929 7,053
187131268.LC.FTS.B, 23.99%, 3/17/27 ... 25,716 25,348
187306434.LC.FTS.B, 24.99%, 3/17/27 ... 4,870 4,800
187359933.LC.FTS.B, 14.99%, 3/18/27 ... 9,271 9,164

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187192813.LC.FTS.B, 20.49%, 3/18/27 ... $ 9,704 $ 9,607
187318217.LC.FTS.B, 20.49%, 3/18/27 ... 27,172 26,899
186635756.LC.FTS.B, 21.99%, 3/18/27 ... 9,716 9,582
187318907.LC.FTS.B, 23.99%, 3/18/27 ... 10,705 10,555
187345456.LC.FTS.B, 25.99%, 3/18/27 ... 24,366 24,022
187350401.LC.FTS.B, 15.19%, 3/21/27 ... 14,488 14,421
187159940.LC.FTS.B, 17.19%, 3/21/27 ... 9,193 9,149
186875668.LC.FTS.B, 17.74%, 3/21/27 ... 17,426 17,342
187352723.LC.FTS.B, 18.99%, 3/21/27 ... 23,260 23,036
187352932.LC.FTS.B, 21.99%, 3/21/27 ... 14,574 14,379
187402362.LC.FTS.B, 21.99%, 3/21/27 ... 12,631 12,462
187316257.LC.FTS.B, 22.49%, 3/21/27 ... 19,376 19,114
187336721.LC.FTS.B, 22.99%, 3/21/27 ... 25,667 25,321
187100244.LC.FTS.B, 24.99%, 3/21/27 ... 11,687 11,528
187399946.LC.FTS.B, 25.99%, 3/21/27 ... 4,093 4,037
187492389.LC.FTS.B, 18.99%, 3/25/27 ... 5,427 5,383
187585267.LC.FTS.B, 20.49%, 3/25/27 ... 8,855 8,814
187535555.LC.FTS.B, 20.99%, 3/25/27 ... 29,528 29,318
187598322.LC.FTS.B, 21.99%, 3/25/27 ... 24,238 23,959
187547364.LC.FTS.B, 23.19%, 3/25/27 ... 12,642 12,496
187584837.LC.FTS.B, 23.49%, 3/25/27 ... 16,537 16,346
187349433.LC.FTS.B, 23.99%, 3/25/27 ... 20,436 20,199
187430105.LC.FTS.B, 25.99%, 3/25/27 ... 11,696 11,558
187525270.LC.FTS.B, 25.99%, 3/25/27 ... 21,052 20,804
187593197.LC.FTS.B, 13.19%, 3/28/27 ... 25,065 24,927
187600393.LC.FTS.B, 13.19%, 3/28/27 ... 11,524 11,514
187611207.LC.FTS.B, 18.99%, 3/28/27 ... 19,384 19,051
186696299.LC.FTS.B, 19.99%, 3/28/27 ... 19,982 19,825
187609544.LC.FTS.B, 19.99%, 3/28/27 ... 19,399 19,247
187644231.LC.FTS.B, 19.99%, 3/28/27 ... 17,460 17,323
186713472.LC.FTS.B, 20.99%, 3/28/27 ... 16,987 16,852
187621983.LC.FTS.B, 20.99%, 3/28/27 ... 12,621 12,521
187587561.LC.FTS.B, 23.99%, 3/28/27 ... 21,291 21,113
187636626.LC.FTS.B, 23.99%, 3/28/27 ... 14,987 14,819
187670705.LC.FTS.B, 17.44%, 3/29/27 ... 38,715 36,769
187060479.LC.FTS.B, 20.49%, 3/29/27 ... 29,113 28,070
187264368.LC.FTS.B, 20.99%, 3/29/27 ... 9,708 9,543
187353272.LC.FTS.B, 21.49%, 3/29/27 ... 23,309 22,514
187710171.LC.FTS.B, 22.49%, 3/29/27 ... 32,993 32,321
187337224.LC.FTS.B, 23.49%, 3/29/27 ... 39,521 38,792
187764055.LC.FTS.B, 24.99%, 3/29/27 ... 9,739 9,632
187776036.LC.FTS.B, 13.19%, 3/30/27 ... 7,809 7,728
187454041.LC.FTS.B, 16.99%, 3/30/27 ... 28,180 27,815
187772972.LC.FTS.B, 18.99%, 3/30/27 ... 19,592 19,251
187581793.LC.FTS.B, 19.99%, 3/30/27 ... 14,387 14,204
187751574.LC.FTS.B, 20.44%, 3/30/27 ... 31,766 31,055
187614352.LC.FTS.B, 20.99%, 3/30/27 ... 24,518 24,085
187683423.LC.FTS.B, 20.99%, 3/30/27 ... 19,614 19,454
187759921.LC.FTS.B, 20.99%, 3/30/27 ... 33,683 32,846
187803201.LC.FTS.B, 20.99%, 3/30/27 ... 8,202 8,119
187775878.LC.FTS.B, 21.49%, 3/30/27 ... 19,620 19,402
187792928.LC.FTS.B, 23.99%, 3/30/27 ... 7,227 7,144
187804219.LC.FTS.B, 25.99%, 3/30/27 ... 7,907 7,850
187804301.LC.FTS.B, 19.67%, 3/31/27 ... 34,281 33,867
187660671.LC.FTS.B, 20.99%, 3/31/27 ... 4,901 4,864
187744655.LC.FTS.B, 20.99%, 3/31/27 ... 9,409 9,339
187819893.LC.FTS.B, 21.49%, 3/31/27 ... 39,215 38,630
187754766.LC.FTS.B, 21.99%, 3/31/27 ... 24,025 23,779
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
187835579.LC.FTS.B, 22.49%, 3/31/27 ... $ 4,904 $ 4,854
187829994.LC.FTS.B, 22.99%, 3/31/27 ... 30,390 30,075
187818729.LC.FTS.B, 23.49%, 3/31/27 ... 34,348 33,989
187135458.LC.FTS.B, 25.99%, 3/31/27 ... 11,790 11,663
187832290.LC.FTS.B, 17.19%, 4/01/27 ... 10,275 9,986
187197775.LC.FTS.B, 18.19%, 4/01/27 ... 25,458 24,618
187864418.LC.FTS.B, 18.19%, 4/01/27 ... 24,479 24,010
187273598.LC.FTS.B, 18.99%, 4/01/27 ... 29,614 29,171
187744654.LC.FTS.B, 18.99%, 4/01/27 ... 29,546 29,246
187819878.LC.FTS.B, 18.99%, 4/01/27 ... 19,592 19,053
187825531.LC.FTS.B, 19.99%, 4/01/27 ... 8,920 8,747
187845146.LC.FTS.B, 19.99%, 4/01/27 ... 9,802 9,658
187178223.LC.FTS.B, 21.99%, 4/01/27 ... 4,813 4,741
187845055.LC.FTS.B, 21.99%, 4/01/27 ... 10,303 10,149
187865227.LC.FTS.B, 22.49%, 4/01/27 ... 24,538 24,170
187860052.LC.FTS.B, 22.99%, 4/01/27 ... 9,662 9,522
187651859.LC.FTS.B, 23.99%, 4/01/27 ... 9,725 9,578
187860298.LC.FTS.B, 23.99%, 4/01/27 ... 5,894 5,805
187818380.LC.FTS.B, 25.99%, 4/01/27 ... 6,883 6,778
187875007.LC.FTS.B, 25.99%, 4/01/27 ... 9,936 9,984
187095846.LC.FTS.B, 18.99%, 4/04/27 ... 24,490 24,253
187702669.LC.FTS.B, 18.99%, 4/04/27 ... 23,665 23,647
187911398.LC.FTS.B, 18.99%, 4/04/27 ... 27,429 27,037
187376525.LC.FTS.B, 20.99%, 4/04/27 ... 24,518 24,277
187875093.LC.FTS.B, 20.99%, 4/04/27 ... 19,756 19,653
187891277.LC.FTS.B, 21.49%, 4/04/27 ... 19,620 19,335
187787243.LC.FTS.B, 21.99%, 4/04/27 ... 15,700 15,472
187840847.LC.FTS.B, 22.49%, 4/04/27 ... 14,723 14,508
187917369.LC.FTS.B, 22.49%, 4/04/27 ... 16,686 16,443
187298854.LC.FTS.B, 23.49%, 4/04/27 ... 33,414 32,924
187765035.LC.FTS.B, 23.99%, 4/04/27 ... 23,575 23,228
187826108.LC.FTS.B, 18.99%, 4/05/27 ... 19,592 18,409
187946130.LC.FTS.B, 19.99%, 4/05/27 ... 24,716 23,886
187948430.LC.FTS.B, 19.99%, 4/05/27 ... 31,366 30,196
187944849.LC.FTS.B, 20.44%, 4/05/27 ... 9,804 9,575
187248830.LC.FTS.B, 20.99%, 4/05/27 ... 26,442 25,399
187967430.LC.FTS.B, 20.99%, 4/05/27 ... 20,007 19,537
187938826.LC.FTS.B, 21.49%, 4/05/27 ... 4,805 4,685
187945139.LC.FTS.B, 21.99%, 4/05/27 ... 20,802 20,557
187906511.LC.FTS.B, 22.99%, 4/05/27 ... 11,898 11,970
187951931.LC.FTS.B, 22.99%, 4/05/27 ... 29,453 28,806
187981773.LC.FTS.B, 22.99%, 4/05/27 ... 24,544 24,193
187995587.LC.FTS.B, 22.99%, 4/05/27 ... 18,850 18,581
187785381.LC.FTS.B, 23.99%, 4/05/27 ... 34,380 33,886
187967050.LC.FTS.B, 18.99%, 4/06/27 ... 33,062 32,146
187277454.LC.FTS.B, 19.44%, 4/06/27 ... 38,215 37,686
188010228.LC.FTS.B, 20.44%, 4/06/27 ... 12,811 12,797
188021275.LC.FTS.B, 20.49%, 4/06/27 ... 24,144 23,700
188031790.LC.FTS.B, 20.49%, 4/06/27 ... 19,609 19,427
188014973.LC.FTS.B, 20.99%, 4/06/27 ... 4,693 –
188023733.LC.FTS.B, 20.99%, 4/06/27 ... 7,846 7,773
188025408.LC.FTS.B, 20.99%, 4/06/27 ... 7,846 7,790
188036296.LC.FTS.B, 20.99%, 4/06/27 ... 14,711 14,574
188040936.LC.FTS.B, 20.99%, 4/06/27 ... 14,711 14,574
187403735.LC.FTS.B, 22.49%, 4/06/27 ... 13,777 13,701
187417305.LC.FTS.B, 22.99%, 4/06/27 ... 9,633 9,541
188026351.LC.FTS.B, 22.99%, 4/06/27 ... 18,457 18,200

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
$ 5,153,286
Prosper Funding LLC
1608023.PS.FTS.B, 13.5%, 8/19/24 ..... $ 6,852 6,634
1618173.PS.FTS.B, 16.8%, 8/19/24 ..... 5,412 5,204
1618560.PS.FTS.B, 24.6%, 8/20/24 ..... 1,598 1,547
1619001.PS.FTS.B, 13.56%, 8/23/24 .... 15,153 14,687
1618176.PS.FTS.B, 15.1%, 8/23/24 ..... 2,302 2,214
1619013.PS.FTS.B, 16.1%, 8/23/24 ..... 2,690 2,591
1612279.PS.FTS.B, 17.1%, 8/23/24 ..... 2,313 2,241
1620123.PS.FTS.B, 14.09%, 8/24/24 .... 6,696 870
1610345.PS.FTS.B, 19%, 8/24/24 ....... 1,553 1,505
1620576.PS.FTS.B, 16.6%, 8/25/24 ..... 3,851 3,711
1610381.PS.FTS.B, 19%, 8/25/24 ....... 5,434 5,269
1614442.PS.FTS.B, 24.6%, 8/25/24 ..... 3,559 3,470
1610672.PS.FTS.B, 24.8%, 8/25/24 ..... 1,670 1,619
1614934.PS.FTS.B, 13.4%, 8/26/24 ..... 2,662 2,583
1614493.PS.FTS.B, 14.89%, 8/26/24 .... 1,913 1,845
1619010.PS.FTS.B, 17%, 8/29/24 ....... 6,380 6,244
1615996.PS.FTS.B, 16.8%, 8/30/24 ..... 2,384 2,274
1609517.PS.FTS.B, 15.2%, 8/31/24 ..... 15,869 15,294
1623869.PS.FTS.B, 14.19%, 9/21/24 .... 3,939 3,871
1623890.PS.FTS.B, 15.86%, 9/21/24 .... 3,852 3,707
1634202.PS.FTS.B, 17.49%, 9/21/24 .... 18,312 17,617
1623878.PS.FTS.B, 17.96%, 9/21/24 .... 947 921
1633995.PS.FTS.B, 19.8%, 9/21/24 ..... 8,419 8,130
1628602.PS.FTS.B, 13%, 9/22/24 ....... 3,924 3,805
1628368.PS.FTS.B, 20.57%, 9/22/24 .... 15,961 15,419
1625354.PS.FTS.B, 13%, 9/23/24 ....... 10,988 10,656
1635849.PS.FTS.B, 13.59%, 9/23/24 .... 6,291 6,059
1625321.PS.FTS.B, 17.96%, 9/23/24 .... 7,973 7,677
1612918.PS.FTS.B, 20.9%, 9/23/24 ..... 8,583 7,140
1630159.PS.FTS.B, 12.3%, 9/24/24 ..... 2,349 2,279
1636029.PS.FTS.B, 13.7%, 9/24/24 ..... 3,933 3,815
1626488.PS.FTS.B, 13.9%, 9/24/24 ..... 5,510 5,345
1626389.PS.FTS.B, 14.31%, 9/24/24 .... 3,153 3,037
1630150.PS.FTS.B, 15.03%, 9/24/24 .... 3,160 3,044
1626998.PS.FTS.B, 11.7%, 9/27/24 ..... 2,627 2,553
1630306.PS.FTS.B, 11.7%, 9/27/24 ..... 11,723 11,381
1630498.PS.FTS.B, 12.4%, 9/27/24 ..... 10,183 9,886
1637430.PS.FTS.B, 14.7%, 9/27/24 ..... 6,708 6,470
1627091.PS.FTS.B, 16%, 9/27/24 ....... 10,302 9,935
1630435.PS.FTS.B, 16.9%, 9/27/24 ..... 17,009 16,403
1628009.PS.FTS.B, 15.5%, 9/28/24 ..... 4,527 4,416
1628039.PS.FTS.B, 18.41%, 9/28/24 .... 2,795 2,696
1632463.PS.FTS.B, 16.5%, 9/29/24 ..... 8,176 8,055
1637622.PS.FTS.B, 16.6%, 10/02/24 .... 2,460 2,377
1636266.PS.FTS.B, 15.2%, 10/04/24 .... 8,195 7,906
1637586.PS.FTS.B, 16%, 10/10/24 ...... 8,219 7,938
1648303.PS.FTS.B, 16%, 10/26/24 ...... 8,169 7,878
1655001.PS.FTS.B, 16%, 10/26/24 ...... 1,634 1,581
1655361.PS.FTS.B, 10.8%, 10/27/24 .... 3,555 3,463
1655370.PS.FTS.B, 15.29%, 10/27/24 ... 3,251 3,136
1648627.PS.FTS.B, 16.1%, 10/27/24 .... 111 110
1649503.PS.FTS.B, 11.5%, 10/28/24 .... 16,642 16,210
1649281.PS.FTS.B, 11.7%, 10/28/24 .... 8,317 8,085
1646051.PS.FTS.B, 11.79%, 10/28/24 .... 8,319 8,087
1649506.PS.FTS.B, 14.56%, 10/28/24 ... 12,565 12,214
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1656375.PS.FTS.B, 17%, 10/28/24 ...... $ 2,528 $ 2,449
1656474.PS.FTS.B, 18.9%, 10/28/24 .... 3,386 3,279
1646441.PS.FTS.B, 11.7%, 10/29/24 .... 12,547 12,319
1656663.PS.FTS.B, 11.86%, 10/29/24 .... 5,408 5,317
1646795.PS.FTS.B, 13.9%, 10/29/24 .... 9,199 9,000
1646834.PS.FTS.B, 15.4%, 10/29/24 .... 28,372 27,792
1651180.PS.FTS.B, 14.89%, 11/01/24 .... 16,066 15,365
1647482.PS.FTS.B, 17.54%, 11/01/24 .... 3,651 3,481
1648862.PS.FTS.B, 20.34%, 11/02/24 .... 6,370 6,075
1649965.PS.FTS.B, 17.2%, 11/04/24 .... 8,459 8,189
1654753.PS.FTS.B, 11.89%, 11/05/24 .... 2,404 2,328
1650980.PS.FTS.B, 12.29%, 11/05/24 .... 15,831 15,320
1654294.PS.FTS.B, 14.56%, 11/05/24 .... 12,564 12,157
1650983.PS.FTS.B, 15.1%, 11/05/24 .... 5,033 4,818
1660971.PS.FTS.B, 16.6%, 11/05/24 .... 10,102 9,669
1647320.PS.FTS.B, 13.3%, 11/06/24 .... 12,569 12,173
1651820.PS.FTS.B, 12.2%, 11/08/24 .... 9,576 9,274
1658119.PS.FTS.B, 12.65%, 11/08/24 .... 7,503 7,266
1658125.PS.FTS.B, 13.87%, 11/08/24 .... 6,689 6,412
1651811.PS.FTS.B, 14.6%, 11/08/24 ..... 3,770 3,613
1658116.PS.FTS.B, 14.6%, 11/08/24 ..... 4,595 597
1658437.PS.FTS.B, 14.6%, 11/08/24 .... 12,565 12,044
1664799.PS.FTS.B, 15.1%, 11/08/24 .... 15,075 14,474
1664823.PS.FTS.B, 16%, 11/08/24 ...... 1,681 1,611
1664817.PS.FTS.B, 16.2%, 11/08/24 .... 1,682 1,610
1664820.PS.FTS.B, 18.5%, 11/08/24 .... 16,913 16,188
1652738.PS.FTS.B, 10.8%, 11/09/24 .... 3,334 3,238
1652447.PS.FTS.B, 12%, 11/09/24 ...... 2,081 2,016
1656186.PS.FTS.B, 13.41%, 11/10/24 .... 14,275 13,820
1667205.PS.FTS.B, 13.7%, 11/10/24 .... 4,881 4,731
1660369.PS.FTS.B, 15.89%, 11/10/24 .... 21,009 20,467
1646069.PS.FTS.B, 11.7%, 11/11/24 ..... 6,606 6,447
1661251.PS.FTS.B, 16.7%, 11/12/24 .... 7,157 6,867
1667217.PS.FTS.B, 9.71%, 11/15/24 .... 6,628 6,440
1655423.PS.FTS.B, 15.39%, 11/15/24 .... 16,787 16,358
1658122.PS.FTS.B, 19.56%, 11/15/24 .... 14,460 13,839
1673226.PS.FTS.B, 18.41%, 11/22/24 .... 7,186 6,925
1645250.PS.FTS.B, 13.7%, 11/26/24 .... 3,384 3,275
1678333.PS.FTS.B, 12%, 12/14/24 ...... 5,571 5,415
1672694.PS.FTS.B, 13.36%, 12/14/24 ... 4,298 4,177
1672271.PS.FTS.B, 13.59%, 12/14/24 ... 8,170 7,864
1672649.PS.FTS.B, 14%, 12/14/24 ...... 12,911 12,428
1678330.PS.FTS.B, 14.39%, 12/14/24 ... 7,322 7,048
1672679.PS.FTS.B, 15.12%, 12/14/24 ... 1,726 1,661
1678708.PS.FTS.B, 16.7%, 12/14/24 .... 8,657 8,331
1685598.PS.FTS.B, 16.8%, 12/14/24 .... 4,329 4,166
1678318.PS.FTS.B, 19.1%, 12/14/24 .... 9,631 9,259
1685604.PS.FTS.B, 19.6%, 12/14/24 .... 1,547 1,486
1672946.PS.FTS.B, 13.81%, 12/15/24 ... 20,908 20,325
1673333.PS.FTS.B, 13.96%, 12/15/24 ... 6,885 6,694
1685970.PS.FTS.B, 14.09%, 12/15/24 ... 8,609 8,290
1685919.PS.FTS.B, 16.7%, 12/15/24 .... 19,910 19,169
1672931.PS.FTS.B, 16.9%, 12/15/24 .... 17,320 16,676
1685940.PS.FTS.B, 17%, 12/15/24 ...... 1,732 1,665
1685934.PS.FTS.B, 18.41%, 12/15/24 ... 3,475 3,345
1673135.PS.FTS.B, 22.6%, 12/15/24 .... 1,765 1,695
1673894.PS.FTS.B, 11.79%, 12/16/24 .... 5,996 5,831
1680064.PS.FTS.B, 15.8%, 12/16/24 .... 3,456 3,329

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1680763.PS.FTS.B, 14%, 12/17/24 ...... $ 8,607 $ 8,295
1687713.PS.FTS.B, 16.1%, 12/17/24 .... 6,484 6,248
1674923.PS.FTS.B, 16%, 12/20/24 ...... 12,102 11,662
1682398.PS.FTS.B, 17.8%, 12/21/24 .... 21,691 20,912
1684060.PS.FTS.B, 24.09%, 12/23/24 ... 13,178 12,726
1693036.PS.FTS.B, 13%, 1/11/25 ....... 21,805 21,229
1700988.PS.FTS.B, 10.8%, 1/12/25 ..... 7,031 6,848
1688222.PS.FTS.B, 11.5%, 1/12/25 ..... 8,107 7,909
1700688.PS.FTS.B, 13%, 1/12/25 ....... 8,828 8,597
1687916.PS.FTS.B, 13.13%, 1/12/25 .... 10,596 10,219
1693783.PS.FTS.B, 13.6%, 1/12/25 ..... 2,651 2,557
1693810.PS.FTS.B, 13.7%, 1/12/25 ..... 7,918 7,636
1700679.PS.FTS.B, 13.8%, 1/12/25 ..... 13,261 12,913
1688228.PS.FTS.B, 15.5%, 1/12/25 ..... 3,813 3,677
1694194.PS.FTS.B, 24.4%, 1/12/25 ..... 2,700 2,588
1688984.PS.FTS.B, 13.8%, 1/13/25 ..... 15,913 15,500
1701405.PS.FTS.B, 14.94%, 1/13/25 .... 8,858 8,546
1695040.PS.FTS.B, 16.7%, 1/13/25 ..... 13,327 12,856
1695043.PS.FTS.B, 16.7%, 1/13/25 ..... 17,770 17,077
1689398.PS.FTS.B, 15.4%, 1/14/25 ..... 5,319 5,133
1702395.PS.FTS.B, 16.3%, 1/14/25 ..... 3,108 2,988
1689236.PS.FTS.B, 17.59%, 1/14/25 .... 4,486 4,324
1689656.PS.FTS.B, 23%, 1/14/25 ....... 13,466 12,929
1695748.PS.FTS.B, 24.4%, 1/14/25 ..... 1,799 1,727
1690268.PS.FTS.B, 11.4%, 1/18/25 ..... 4,417 4,324
1703232.PS.FTS.B, 21%, 1/18/25 ....... 1,790 1,723
1704948.PS.FTS.B, 13.05%, 1/19/25 .... 11,477 11,197
1704396.PS.FTS.B, 17.8%, 1/19/25 ..... 1,780 1,716
1690376.PS.FTS.B, 14.04%, 1/21/25 .... 10,626 10,314
1694525.PS.FTS.B, 22.03%, 1/24/25 .... 6,790 996
1698164.PS.FTS.B, 22.7%, 1/28/25 ..... 1,836 1,779
1705293.PS.FTS.B, 14.79%, 1/29/25 .... 6,387 6,288
1694638.PS.FTS.B, 21.8%, 2/06/25 ..... 6,733 6,470
1701438.PS.FTS.B, 15.07%, 2/08/25 .... 18,182 17,763
1707662.PS.FTS.B, 13.9%, 2/14/25 ..... 5,445 5,275
1720668.PS.FTS.B, 16.95%, 2/14/25 .... 22,783 22,066
1720674.PS.FTS.B, 22.6%, 2/14/25 ..... 1,836 1,765
1714348.PS.FTS.B, 24.4%, 2/14/25 ..... 5,520 5,306
1714522.PS.FTS.B, 11.5%, 2/15/25 ..... 9,950 9,728
1721649.PS.FTS.B, 13.3%, 2/15/25 ..... 27,204 26,595
1721043.PS.FTS.B, 13.5%, 2/15/25 ..... 9,071 8,867
1714735.PS.FTS.B, 13.6%, 2/15/25 ..... 7,983 7,737
1708097.PS.FTS.B, 13.7%, 2/15/25 ..... 5,898 5,716
1720698.PS.FTS.B, 14.41%, 2/15/25 .... 11,807 11,538
1714504.PS.FTS.B, 14.89%, 2/15/25 .... 4,544 4,403
1714807.PS.FTS.B, 15.29%, 2/15/25 .... 3,182 3,084
1720839.PS.FTS.B, 15.29%, 2/15/25 .... 2,728 2,643
1720845.PS.FTS.B, 15.29%, 2/15/25 .... 1,819 1,762
1714516.PS.FTS.B, 15.4%, 2/15/25 ..... 10,913 10,575
1721055.PS.FTS.B, 16%, 2/15/25 ....... 5,483 5,311
1715005.PS.FTS.B, 16.29%, 2/15/25 .... 5,264 5,077
1708859.PS.FTS.B, 17%, 2/15/25 ....... 11,833 11,411
1708151.PS.FTS.B, 19.5%, 2/15/25 ..... 10,972 10,579
1708856.PS.FTS.B, 21.2%, 2/15/25 ..... 5,040 4,850
1721049.PS.FTS.B, 22%, 2/15/25 ....... 9,173 8,842
1716298.PS.FTS.B, 11.4%, 2/16/25 ..... 5,453 5,355
1722525.PS.FTS.B, 19.5%, 2/16/25 ..... 2,394 2,319
1722444.PS.FTS.B, 22.6%, 2/16/25 ..... 371 366
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1722105.PS.FTS.B, 25.11%, 2/16/25 .... $ 3,683 $ 3,545
1715815.PS.FTS.B, 25.71%, 2/16/25 .... 3,683 3,545
1710242.PS.FTS.B, 13%, 2/17/25 ....... 7,705 7,536
1717210.PS.FTS.B, 11.4%, 2/18/25 ..... 4,522 4,425
1717363.PS.FTS.B, 17.8%, 2/18/25 ..... 10,492 10,134
1709564.PS.FTS.B, 15.2%, 2/20/25 ..... 3,643 3,550
1718419.PS.FTS.B, 13.9%, 2/22/25 ..... 4,084 3,969
1718422.PS.FTS.B, 14.09%, 2/22/25 .... 9,986 9,704
1718395.PS.FTS.B, 22.6%, 2/22/25 ..... 13,769 13,309
1739683.PS.FTS.B, 10.44%, 3/22/25 .... 3,713 3,669
1732931.PS.FTS.B, 10.5%, 3/22/25 ..... 13,925 13,758
1739638.PS.FTS.B, 10.5%, 3/22/25 ..... 6,962 6,879
1733486.PS.FTS.B, 11.7%, 3/22/25 ..... 13,944 13,777
1732964.PS.FTS.B, 11.86%, 3/22/25 .... 9,298 9,186
1743183.PS.FTS.B, 12.06%, 3/22/25 .... 4,185 4,112
1740130.PS.FTS.B, 12.15%, 3/22/25 .... 15,346 15,078
1732925.PS.FTS.B, 12.54%, 3/22/25 .... 13,957 13,790
1740193.PS.FTS.B, 12.9%, 3/22/25 ..... 9,308 9,197
1733219.PS.FTS.B, 13%, 3/22/25 ....... 3,724 3,679
1733510.PS.FTS.B, 13%, 3/22/25 ....... 4,655 4,599
1739665.PS.FTS.B, 13.5%, 3/22/25 ..... 16,580 16,290
1732946.PS.FTS.B, 13.59%, 3/22/25 .... 13,973 13,729
1733531.PS.FTS.B, 13.9%, 3/22/25 ..... 7,455 7,325
1742658.PS.FTS.B, 13.9%, 3/22/25 ..... 6,523 6,409
1742880.PS.FTS.B, 13.9%, 3/22/25 ..... 1,864 1,841
1742685.PS.FTS.B, 14.09%, 3/22/25 .... 9,321 9,158
1739662.PS.FTS.B, 14.6%, 3/22/25 ..... 18,651 18,326
1740127.PS.FTS.B, 14.89%, 3/22/25 .... 4,664 4,583
1743186.PS.FTS.B, 14.89%, 3/22/25 .... 3,452 3,391
1742688.PS.FTS.B, 15.29%, 3/22/25 .... 3,733 3,668
1743240.PS.FTS.B, 15.29%, 3/22/25 .... 6,533 6,419
1733489.PS.FTS.B, 15.4%, 3/22/25 ..... 670 669
1742631.PS.FTS.B, 15.4%, 3/22/25 ..... 18,668 18,342
1742661.PS.FTS.B, 16%, 3/22/25 ....... 6,007 5,866
1732934.PS.FTS.B, 16.39%, 3/22/25 .... 3,189 3,115
1732961.PS.FTS.B, 17.7%, 3/22/25 ..... 2,803 2,725
1740157.PS.FTS.B, 17.8%, 3/22/25 ..... 9,358 9,153
1742655.PS.FTS.B, 17.96%, 3/22/25 .... 6,551 6,437
1739644.PS.FTS.B, 18.5%, 3/22/25 ..... 9,364 9,159
1733483.PS.FTS.B, 20.4%, 3/22/25 ..... 2,346 2,294
1742667.PS.FTS.B, 20.46%, 3/22/25 .... 1,877 1,836
1743195.PS.FTS.B, 21%, 3/22/25 ....... 1,878 1,833
1740142.PS.FTS.B, 21.2%, 3/22/25 ..... 14,085 13,748
1739659.PS.FTS.B, 22.03%, 3/22/25 .... 2,913 2,850
1740166.PS.FTS.B, 22.5%, 3/22/25 ..... 7,992 7,817
1742646.PS.FTS.B, 22.5%, 3/22/25 ..... 7,522 7,357
1740151.PS.FTS.B, 22.6%, 3/22/25 ..... 1,881 1,836
1742670.PS.FTS.B, 22.6%, 3/22/25 ..... 6,112 5,966
1739668.PS.FTS.B, 24.09%, 3/22/25 .... 1,845 1,789
1733501.PS.FTS.B, 24.3%, 3/22/25 ..... 14,129 13,790
1743174.PS.FTS.B, 24.4%, 3/22/25 ..... 4,710 4,597
1740133.PS.FTS.B, 24.51%, 3/22/25 .... 3,768 3,678
1739647.PS.FTS.B, 25.11%, 3/22/25 .... 9,426 9,200
1740088.PS.FTS.B, 25.4%, 3/22/25 ..... 3,300 3,221
1742691.PS.FTS.B, 25.4%, 3/22/25 ..... 5,486 5,319
1740421.PS.FTS.B, 10.5%, 3/23/25 ..... 5,570 5,505
1743354.PS.FTS.B, 10.5%, 3/23/25 ..... 6,034 5,963
1743513.PS.FTS.B, 11.4%, 3/23/25 ..... 8,363 8,265

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1733921.PS.FTS.B, 11.79%, 3/23/25 .... $ 3,684 $ 3,644
1733924.PS.FTS.B, 11.79%, 3/23/25 .... 4,648 4,594
1740487.PS.FTS.B, 11.86%, 3/23/25 .... 9,298 9,189
1740736.PS.FTS.B, 12%, 3/23/25 ....... 4,185 4,136
1734089.PS.FTS.B, 12.54%, 3/23/25 .... 12,096 11,954
1740982.PS.FTS.B, 13%, 3/23/25 ....... 6,710 6,664
1733798.PS.FTS.B, 13.1%, 3/23/25 ..... 14,897 14,722
1734008.PS.FTS.B, 13.36%, 3/23/25 .... 1,902 1,879
1740478.PS.FTS.B, 13.8%, 3/23/25 ..... 23,294 22,896
1740493.PS.FTS.B, 13.9%, 3/23/25 ..... 13,978 13,814
1733819.PS.FTS.B, 14.49%, 3/23/25 .... 9,325 9,165
1740502.PS.FTS.B, 14.56%, 3/23/25 .... 1,139 1,143
1734275.PS.FTS.B, 15%, 3/23/25 ....... 9,330 9,170
1733810.PS.FTS.B, 15.1%, 3/23/25 ..... 23,772 19,955
1733825.PS.FTS.B, 15.2%, 3/23/25 ..... 9,332 9,172
1740964.PS.FTS.B, 15.2%, 3/23/25 ..... 6,066 5,962
1743555.PS.FTS.B, 15.2%, 3/23/25 ..... 9,238 9,081
1733942.PS.FTS.B, 15.86%, 3/23/25 .... 2,817 2,769
1733657.PS.FTS.B, 16%, 3/23/25 ....... 9,340 9,180
1734398.PS.FTS.B, 16%, 3/23/25 ....... 9,340 9,180
1740886.PS.FTS.B, 16%, 3/23/25 ....... 9,288 9,073
1744086.PS.FTS.B, 16%, 3/23/25 ....... 6,538 6,426
1740922.PS.FTS.B, 16.3%, 3/23/25 ..... 14,948 14,629
1741156.PS.FTS.B, 16.3%, 3/23/25 ..... 6,073 5,943
1733828.PS.FTS.B, 17%, 3/23/25 ....... 5,610 5,490
1743576.PS.FTS.B, 17.5%, 3/23/25 ..... 1,871 1,831
1740595.PS.FTS.B, 17.8%, 3/23/25 ..... 2,288 2,256
1743846.PS.FTS.B, 17.8%, 3/23/25 ..... 11,229 10,989
1740373.PS.FTS.B, 18.09%, 3/23/25 .... 3,744 3,664
1741180.PS.FTS.B, 18.9%, 3/23/25 ..... 9,368 9,168
1734401.PS.FTS.B, 19%, 3/23/25 ....... 8,432 8,252
1734419.PS.FTS.B, 19.3%, 3/23/25 ..... 6,092 5,962
1740703.PS.FTS.B, 19.47%, 3/23/25 .... 10,780 10,550
1734161.PS.FTS.B, 19.5%, 3/23/25 ..... 1,871 1,820
1740439.PS.FTS.B, 19.8%, 3/23/25 ..... 2,813 2,753
1743429.PS.FTS.B, 20.01%, 3/23/25 .... 9,379 9,179
1743657.PS.FTS.B, 20.34%, 3/23/25 .... 2,815 2,755
1744005.PS.FTS.B, 20.4%, 3/23/25 ..... 9,383 9,182
1734152.PS.FTS.B, 21.2%, 3/23/25 ..... 2,348 2,293
1740553.PS.FTS.B, 21.5%, 3/23/25 ..... 3,288 3,217
1740613.PS.FTS.B, 21.5%, 3/23/25 ..... 2,818 2,758
1743426.PS.FTS.B, 21.5%, 3/23/25 ..... 7,507 7,302
1733867.PS.FTS.B, 22.13%, 3/23/25 .... 3,760 3,679
1743627.PS.FTS.B, 22.13%, 3/23/25 .... 5,639 5,519
1744209.PS.FTS.B, 22.13%, 3/23/25 .... 4,321 3,650
1733837.PS.FTS.B, 22.6%, 3/23/25 ..... 1,881 1,837
1733912.PS.FTS.B, 22.6%, 3/23/25 ..... 4,381 4,385
1740520.PS.FTS.B, 22.6%, 3/23/25 ..... 7,683 6,539
1740631.PS.FTS.B, 22.6%, 3/23/25 ..... 1,881 1,837
1743495.PS.FTS.B, 22.6%, 3/23/25 ..... 1,857 1,803
1743570.PS.FTS.B, 22.6%, 3/23/25 ..... 8,933 8,725
1743969.PS.FTS.B, 22.6%, 3/23/25 ..... 2,821 2,755
1744029.PS.FTS.B, 22.6%, 3/23/25 ..... 3,761 3,674
1743654.PS.FTS.B, 23.4%, 3/23/25 ..... 2,823 2,757
1743645.PS.FTS.B, 24.3%, 3/23/25 ..... 2,826 2,760
1744230.PS.FTS.B, 24.99%, 3/23/25 .... 2,844 2,777
1734074.PS.FTS.B, 25.56%, 3/23/25 .... 14,146 13,815
1734836.PS.FTS.B, 11.7%, 3/24/25 ..... 9,296 9,189
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1744668.PS.FTS.B, 11.79%, 3/24/25 .... $ 5,578 $ 5,514
1734512.PS.FTS.B, 12.15%, 3/24/25 .... 11,161 10,974
1734848.PS.FTS.B, 13.3%, 3/24/25 ..... 18,625 18,411
1741714.PS.FTS.B, 13.36%, 3/24/25 .... 13,690 13,533
1744371.PS.FTS.B, 13.6%, 3/24/25 ..... 5,589 5,496
1734572.PS.FTS.B, 14.39%, 3/24/25 .... 2,797 2,750
1741633.PS.FTS.B, 15%, 3/24/25 ....... 7,464 7,339
1744692.PS.FTS.B, 15.29%, 3/24/25 .... 23,332 22,942
1734461.PS.FTS.B, 15.4%, 3/24/25 ..... 28,368 6,695
1734542.PS.FTS.B, 15.8%, 3/24/25 ..... 7,368 7,201
1734809.PS.FTS.B, 16.8%, 3/24/25 ..... 5,609 5,515
1741744.PS.FTS.B, 17.93%, 3/24/25 .... 1,872 1,833
1734938.PS.FTS.B, 18.5%, 3/24/25 ..... 4,682 4,585
1744779.PS.FTS.B, 18.9%, 3/24/25 ..... 23,421 23,253
1734458.PS.FTS.B, 21%, 3/24/25 ....... 1,878 1,835
1734929.PS.FTS.B, 22.6%, 3/24/25 ..... 1,881 1,838
1734947.PS.FTS.B, 24.5%, 3/24/25 ..... 14,131 13,810
1741252.PS.FTS.B, 24.95%, 3/24/25 .... 9,425 9,211
1741777.PS.FTS.B, 25.3%, 3/24/25 ..... 1,886 1,843
1735697.PS.FTS.B, 13.3%, 3/25/25 ..... 2,312 2,261
1742152.PS.FTS.B, 13.77%, 3/25/25 .... 5,590 5,499
1745604.PS.FTS.B, 14.09%, 3/25/25 .... 8,855 8,710
1742521.PS.FTS.B, 14.39%, 3/25/25 .... 2,797 2,751
1735790.PS.FTS.B, 14.6%, 3/25/25 ..... 2,647 2,590
1742503.PS.FTS.B, 15.12%, 3/25/25 .... 1,292 1,275
1735733.PS.FTS.B, 15.29%, 3/25/25 .... 23,332 22,951
1735757.PS.FTS.B, 16%, 3/25/25 ....... 28,776 28,683
1742158.PS.FTS.B, 16%, 3/25/25 ....... 8,406 8,269
1742509.PS.FTS.B, 16%, 3/25/25 ....... 23,349 22,969
1745583.PS.FTS.B, 17.8%, 3/25/25 ..... 1,799 1,752
1735376.PS.FTS.B, 19.5%, 3/25/25 ..... 14,061 13,776
1745067.PS.FTS.B, 19.58%, 3/25/25 .... 3,279 3,193
1735778.PS.FTS.B, 21.8%, 3/25/25 ..... 6,577 6,444
1735364.PS.FTS.B, 22.6%, 3/25/25 ..... 1,896 1,855
1735829.PS.FTS.B, 22.6%, 3/25/25 ..... 2,799 2,720
1735736.PS.FTS.B, 24.99%, 3/25/25 .... 1,885 1,843
1735709.PS.FTS.B, 25.4%, 3/25/25 ..... 3,544 3,444
1744236.PS.FTS.B, 19.8%, 3/27/25 ..... 6,106 5,978
1742878.PS.FTS.B, 13.13%, 3/28/25 .... 7,156 7,048
1743310.PS.FTS.B, 15.1%, 3/28/25 ..... 13,719 13,441
1745937.PS.FTS.B, 15.4%, 3/28/25 ..... 4,928 4,866
1745970.PS.FTS.B, 18.5%, 3/28/25 ..... 7,662 7,546
1742851.PS.FTS.B, 19.5%, 3/28/25 ..... 3,690 3,621
1743232.PS.FTS.B, 19.5%, 3/28/25 ..... 9,584 9,405
1745931.PS.FTS.B, 25.99%, 3/28/25 .... 5,775 5,658
1737404.PS.FTS.B, 11.5%, 3/29/25 ..... 3,812 3,811
1744162.PS.FTS.B, 14.39%, 3/29/25 .... 33,427 33,353
1737719.PS.FTS.B, 16.2%, 3/29/25 ..... 1,913 1,905
1744195.PS.FTS.B, 16.9%, 3/29/25 ..... 4,784 4,767
1743577.PS.FTS.B, 18.8%, 3/29/25 ..... 7,664 7,676
1744693.PS.FTS.B, 19.91%, 3/29/25 .... 10,354 10,372
1745428.PS.FTS.B, 12.4%, 3/30/25 ..... 17,166 16,858
1748103.PS.FTS.B, 15.84%, 3/30/25 .... 11,472 11,172
1738949.PS.FTS.B, 24.4%, 3/30/25 ..... 6,731 6,532
1742673.PS.FTS.B, 25.99%, 3/31/25 .... 2,887 2,842
1747135.PS.FTS.B, 21.5%, 4/01/25 ..... 1,919 1,871
1732979.PS.FTS.B, 12%, 4/05/25 ....... 11,974 11,888
1749442.PS.FTS.B, 14.85%, 4/05/25 .... 23,884 23,304

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1752543.PS.FTS.B, 18.09%, 4/05/25 .... $ 14,363 $ 13,919
1749448.PS.FTS.B, 18.41%, 4/05/25 .... 5,555 5,419
1752546.PS.FTS.B, 19.3%, 4/05/25 ..... 5,750 5,572
1749472.PS.FTS.B, 19.8%, 4/05/25 ..... 4,793 4,645
1749466.PS.FTS.B, 24.4%, 4/05/25 ..... 4,807 4,641
1743644.PS.FTS.B, 10.8%, 4/06/25 ..... 9,525 9,368
1750219.PS.FTS.B, 11.86%, 4/06/25 .... 11,439 11,251
1753434.PS.FTS.B, 12.3%, 4/06/25 ..... 9,794 9,648
1753443.PS.FTS.B, 12.5%, 4/06/25 ..... 9,537 9,310
1750264.PS.FTS.B, 14%, 4/06/25 ....... 7,638 7,456
1743122.PS.FTS.B, 15%, 4/06/25 ....... 23,886 23,315
1750204.PS.FTS.B, 15.29%, 4/06/25 .... 12,423 12,126
1750210.PS.FTS.B, 15.86%, 4/06/25 .... 3,059 2,986
1750243.PS.FTS.B, 15.86%, 4/06/25 .... 9,560 9,332
1753419.PS.FTS.B, 15.86%, 4/06/25 .... 3,826 3,822
1750228.PS.FTS.B, 16%, 4/06/25 ....... 3,346 3,266
1752921.PS.FTS.B, 16%, 4/06/25 ....... 20 20
1750261.PS.FTS.B, 16.8%, 4/06/25 ..... 9,278 9,061
1750234.PS.FTS.B, 17.96%, 4/06/25 .... 9,574 9,345
1753404.PS.FTS.B, 18.2%, 4/06/25 ..... 12,348 11,973
1743638.PS.FTS.B, 19.5%, 4/06/25 ..... 9,584 9,293
1743680.PS.FTS.B, 19.5%, 4/06/25 ..... 4,792 4,647
1742473.PS.FTS.B, 22.6%, 4/06/25 ..... 3,842 3,757
1750252.PS.FTS.B, 22.6%, 4/06/25 ..... 1,921 1,871
1750216.PS.FTS.B, 24.86%, 4/06/25 .... 1,924 1,874
1753449.PS.FTS.B, 25.11%, 4/06/25 .... 8,080 7,872
1754352.PS.FTS.B, 11.4%, 4/07/25 ..... 6,671 6,562
1751065.PS.FTS.B, 11.97%, 4/07/25 .... 8,199 8,066
1744583.PS.FTS.B, 12.02%, 4/07/25 .... 1,907 1,876
1744595.PS.FTS.B, 12.43%, 4/07/25 .... 6,676 6,567
1744388.PS.FTS.B, 13%, 4/07/25 ....... 14,788 14,548
1751041.PS.FTS.B, 13.3%, 4/07/25 ..... 11,452 11,182
1744562.PS.FTS.B, 13.36%, 4/07/25 .... 5,249 5,163
1754340.PS.FTS.B, 13.5%, 4/07/25 ..... 9,544 9,320
1750615.PS.FTS.B, 13.6%, 4/07/25 ..... 6,643 6,496
1744577.PS.FTS.B, 13.7%, 4/07/25 ..... 9,546 9,390
1754337.PS.FTS.B, 15.1%, 4/07/25 ..... 4,300 4,199
1750510.PS.FTS.B, 15.12%, 4/07/25 .... 33,444 32,656
1753977.PS.FTS.B, 15.29%, 4/07/25 .... 6,212 6,065
1753821.PS.FTS.B, 16.29%, 4/07/25 .... 3,825 3,712
1753974.PS.FTS.B, 16.5%, 4/07/25 ..... 1,913 1,856
1750627.PS.FTS.B, 17.28%, 4/07/25 .... 9,091 8,877
1753815.PS.FTS.B, 18.9%, 4/07/25 ..... 8,622 8,365
1751035.PS.FTS.B, 19.41%, 4/07/25 .... 21,084 20,455
1751062.PS.FTS.B, 22.6%, 4/07/25 ..... 1,883 1,820
1743953.PS.FTS.B, 22.9%, 4/07/25 ..... 6,281 6,124
1753704.PS.FTS.B, 23.4%, 4/07/25 ..... 3,363 3,279
1754517.PS.FTS.B, 13.3%, 4/08/25 ..... 17,845 17,559
1751986.PS.FTS.B, 13.4%, 4/08/25 ..... 4,295 4,195
1745267.PS.FTS.B, 13.6%, 4/08/25 ..... 16,845 16,582
1754667.PS.FTS.B, 13.7%, 4/08/25 ..... 5,250 5,129
1744877.PS.FTS.B, 14.6%, 4/08/25 ..... 4,197 4,101
1752052.PS.FTS.B, 16.4%, 4/08/25 ..... 23,910 23,355
1751287.PS.FTS.B, 17%, 4/08/25 ....... 3,176 3,084
1744745.PS.FTS.B, 17.8%, 4/08/25 ..... 7,659 7,434
1751911.PS.FTS.B, 17.8%, 4/08/25 ..... 1,915 1,874
1755402.PS.FTS.B, 21%, 4/08/25 ....... 1,919 1,856
1754679.PS.FTS.B, 22.6%, 4/08/25 ..... 6,243 6,039
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1745360.PS.FTS.B, 23.4%, 4/08/25 ..... $ 4,804 $ 4,687
1752022.PS.FTS.B, 23.59%, 4/08/25 .... 2,883 2,812
1754331.PS.FTS.B, 15%, 4/10/25 ....... 4,818 4,740
1743668.PS.FTS.B, 23.4%, 4/10/25 ..... 4,335 4,224
1745699.PS.FTS.B, 13.3%, 4/11/25 ..... 27,674 27,066
1755468.PS.FTS.B, 14.49%, 4/11/25 .... 23,878 23,352
1752298.PS.FTS.B, 15.8%, 4/11/25 ..... 9,560 9,349
1752310.PS.FTS.B, 16.2%, 4/11/25 ..... 8,606 8,369
1755480.PS.FTS.B, 16.8%, 4/11/25 ..... 19,133 18,711
1743370.PS.FTS.B, 17.2%, 4/11/25 ..... 20,231 20,013
1755903.PS.FTS.B, 19.3%, 4/11/25 ..... 6,708 6,522
1745684.PS.FTS.B, 21.8%, 4/11/25 ..... 7,679 7,466
1745741.PS.FTS.B, 22.6%, 4/11/25 ..... 14,406 13,963
1752376.PS.FTS.B, 24.09%, 4/11/25 .... 1,891 1,832
1755867.PS.FTS.B, 24.4%, 4/11/25 ..... 4,327 4,229
1746128.PS.FTS.B, 24.99%, 4/11/25 .... 2,886 2,820
1752361.PS.FTS.B, 25.4%, 4/11/25 ..... 4,810 4,662
1757481.PS.FTS.B, 12.1%, 4/12/25 ..... 9,535 9,392
1757469.PS.FTS.B, 13.9%, 4/12/25 ..... 2,000 1,987
1754182.PS.FTS.B, 16.8%, 4/12/25 ..... 5,740 5,616
1754131.PS.FTS.B, 18.26%, 4/12/25 .... 14,364 14,053
1757832.PS.FTS.B, 15.1%, 4/13/25 ..... 6,689 6,546
1755058.PS.FTS.B, 15.29%, 4/13/25 .... 2,389 2,338
1758306.PS.FTS.B, 17.7%, 4/13/25 ..... 22,974 22,363
1758840.PS.FTS.B, 19.4%, 4/14/25 ..... 1,858 1,809
1749272.PS.FTS.B, 22.6%, 4/14/25 ..... 5,762 5,596
1749011.PS.FTS.B, 24.86%, 4/14/25 .... 7,694 7,472
1756672.PS.FTS.B, 14.6%, 4/15/25 ..... 8,597 8,420
1750502.PS.FTS.B, 24.3%, 4/15/25 ..... 4,326 4,204
1760931.PS.FTS.B, 13.3%, 4/18/25 ..... 4,771 4,679
1760856.PS.FTS.B, 22.03%, 4/18/25 .... 3,360 3,279
1762404.PS.FTS.B, 16.1%, 4/19/25 ..... 9,562 9,380
1744043.PS.FTS.B, 14.89%, 4/20/25 .... 9,606 9,449
1756317.PS.FTS.B, 17%, 4/20/25 ....... 4,802 4,710
1752836.PS.FTS.B, 19.6%, 4/20/25 ..... 6,709 6,555
1744674.PS.FTS.B, 21.8%, 4/23/25 ..... 5,653 5,509
1742813.PS.FTS.B, 22.5%, 4/28/25 ..... 9,800 9,576
1753836.PS.FTS.B, 19.71%, 3/07/26 .... 10,000 5,318
1605548.PS.FTS.B, 12.3%, 8/16/26 ..... 11,346 10,963
1615743.PS.FTS.B, 12.3%, 8/16/26 ..... 12,655 12,228
1615734.PS.FTS.B, 14.03%, 8/16/26 .... 14,044 13,569
1615752.PS.FTS.B, 14.79%, 8/16/26 .... 10,559 10,080
1609009.PS.FTS.B, 15.79%, 8/16/26 .... 9,710 9,269
1605551.PS.FTS.B, 18.3%, 8/16/26 ..... 11,405 10,857
1615977.PS.FTS.B, 12.7%, 8/17/26 ..... 21,323 20,609
1606481.PS.FTS.B, 15%, 8/17/26 ....... 9,685 9,249
1606805.PS.FTS.B, 15.5%, 8/17/26 ..... 13,228 12,632
1605848.PS.FTS.B, 19.6%, 8/17/26 ..... 10,570 10,065
1617531.PS.FTS.B, 13.24%, 8/18/26 .... 7,879 7,617
1610149.PS.FTS.B, 14.2%, 8/18/26 ..... 8,782 8,490
1607264.PS.FTS.B, 16.2%, 8/18/26 ..... 13,257 12,664
1618068.PS.FTS.B, 17%, 8/19/26 ....... 17,739 16,897
1611160.PS.FTS.B, 17.24%, 8/19/26 ..... 17,541 16,761
1608413.PS.FTS.B, 17.24%, 8/20/26 .... 6,207 5,933
1618512.PS.FTS.B, 18.5%, 8/20/26 ..... 8,010 7,656
1619655.PS.FTS.B, 24.6%, 8/24/26 ..... 4,527 4,382
1618251.PS.FTS.B, 20%, 8/26/26 ....... 2,240 2,133
1615561.PS.FTS.B, 15%, 8/27/26 ....... 3,004 2,879

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1615746.PS.FTS.B, 21.2%, 8/27/26 ..... $ 9,940 $ 9,493
1615740.PS.FTS.B, 16.63%, 9/09/26 .... 13,504 12,917
1605545.PS.FTS.B, 16.8%, 9/15/26 ..... 31,099 29,812
1626757.PS.FTS.B, 13.93%, 9/20/26 .... 14,153 13,704
1633734.PS.FTS.B, 16.63%, 9/20/26 .... 3,533 3,379
1623083.PS.FTS.B, 19.23%, 9/20/26 .... 9,935 9,469
1624235.PS.FTS.B, 12.7%, 9/21/26 ..... 7,982 7,731
1627891.PS.FTS.B, 15.1%, 9/21/26 ..... 13,290 12,720
1627885.PS.FTS.B, 15.29%, 9/21/26 .... 16,978 16,249
1627345.PS.FTS.B, 18.78%, 9/21/26 .... 9,021 8,603
1628383.PS.FTS.B, 12.87%, 9/22/26 .... 7,919 7,672
1635105.PS.FTS.B, 14.53%, 9/22/26 .... 8,060 7,821
1635534.PS.FTS.B, 16.5%, 9/23/26 ..... 13,449 12,880
1629604.PS.FTS.B, 12.3%, 9/24/26 ..... 7,973 7,727
1637625.PS.FTS.B, 11.6%, 9/28/26 ..... 24,134 23,414
1630147.PS.FTS.B, 14.38%, 9/30/26 .... 22,602 21,938
1644863.PS.FTS.B, 9.99%, 10/26/26 .... 7,148 6,944
1648306.PS.FTS.B, 25.75%, 10/26/26 ... 191 191
1648951.PS.FTS.B, 10.5%, 10/27/26 .... 17,708 17,207
1655727.PS.FTS.B, 10.9%, 10/27/26 .... 13,437 13,055
1655355.PS.FTS.B, 12%, 10/27/26 ...... 31,446 30,551
1648957.PS.FTS.B, 14.29%, 10/27/26 ... 9,039 8,682
1648615.PS.FTS.B, 15%, 10/27/26 ...... 18,110 17,395
1645616.PS.FTS.B, 16.63%, 10/27/26 ... 8,982 8,627
1645247.PS.FTS.B, 17.1%, 10/27/26 .... 13,653 13,061
1655340.PS.FTS.B, 18.95%, 10/27/26 ... 10,971 10,536
1655334.PS.FTS.B, 25.67%, 10/27/26 ... 5,566 5,371
1656210.PS.FTS.B, 9.45%, 10/28/26 .... 31,706 30,813
1656198.PS.FTS.B, 10.71%, 10/28/26 ... 6,398 6,218
1646063.PS.FTS.B, 12.62%, 10/28/26 ... 9,127 8,869
1649497.PS.FTS.B, 12.8%, 10/28/26 .... 23,923 23,247
1656189.PS.FTS.B, 13.7%, 10/28/26 .... 10,979 10,551
1646324.PS.FTS.B, 14%, 10/28/26 ...... 9,900 9,513
1656201.PS.FTS.B, 14.68%, 10/28/26 ... 3,209 3,119
1657104.PS.FTS.B, 10.4%, 10/29/26 .... 22,699 22,274
1656927.PS.FTS.B, 11.89%, 10/29/26 .... 17,768 17,457
1647056.PS.FTS.B, 13.7%, 10/29/26 .... 5,032 4,899
1647176.PS.FTS.B, 14.79%, 10/29/26 ... 9,172 8,936
1647023.PS.FTS.B, 16.33%, 10/29/26 ... 23,006 22,443
1657470.PS.FTS.B, 16.33%, 10/29/26 ... 16,748 16,338
1647155.PS.FTS.B, 18.48%, 10/29/26 ... 22,632 22,036
1657068.PS.FTS.B, 21.9%, 10/29/26 .... 13,959 13,760
1647386.PS.FTS.B, 22.5%, 11/01/26 .... 5,590 5,301
1650974.PS.FTS.B, 11.1%, 11/05/26 ..... 13,642 13,213
1660968.PS.FTS.B, 11.89%, 11/05/26 .... 10,022 9,707
1648693.PS.FTS.B, 12.7%, 11/05/26 .... 15,115 14,750
1650971.PS.FTS.B, 12.87%, 11/05/26 .... 23,286 22,552
1651400.PS.FTS.B, 13.13%, 11/05/26 .... 14,620 13,962
1654297.PS.FTS.B, 13.3%, 11/05/26 .... 13,711 13,279
1651412.PS.FTS.B, 13.6%, 11/05/26 .... 22,893 21,924
1660965.PS.FTS.B, 14.29%, 11/05/26 .... 16,490 15,746
1650992.PS.FTS.B, 14.53%, 11/05/26 .... 2,750 2,663
1651397.PS.FTS.B, 18.33%, 11/05/26 .... 23,101 21,851
1651085.PS.FTS.B, 25.6%, 11/05/26 .... 4,216 4,006
1658128.PS.FTS.B, 10.7%, 11/08/26 .... 8,510 8,335
1665390.PS.FTS.B, 10.7%, 11/08/26 .... 22,715 22,016
1651808.PS.FTS.B, 11.2%, 11/08/26 ..... 4,548 4,408
1664808.PS.FTS.B, 11.6%, 11/08/26 ..... 10,926 10,590
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1658113.PS.FTS.B, 11.99%, 11/08/26 .... $ 5,497 $ 5,342
1665174.PS.FTS.B, 12.5%, 11/08/26 .... 36,497 35,371
1658098.PS.FTS.B, 12.62%, 11/08/26 .... 18,253 17,691
1658134.PS.FTS.B, 13.6%, 11/08/26 .... 4,492 4,295
1664544.PS.FTS.B, 14.74%, 11/08/26 .... 5,518 5,290
1651817.PS.FTS.B, 16%, 11/08/26 ...... 13,968 8,115
1651829.PS.FTS.B, 16.33%, 11/08/26 .... 1,773 1,695
1658239.PS.FTS.B, 21.09%, 11/08/26 .... 1,962 1,962
1664790.PS.FTS.B, 25.67%, 11/08/26 .... 8,696 2,330
1652735.PS.FTS.B, 10.8%, 11/09/26 .... 6,348 6,155
1653347.PS.FTS.B, 10.8%, 11/09/26 .... 9,088 8,811
1666392.PS.FTS.B, 11.2%, 11/09/26 ..... 5,458 5,291
1659700.PS.FTS.B, 13.2%, 11/09/26 .... 3,656 3,496
1653461.PS.FTS.B, 21%, 11/09/26 ...... 6,967 6,644
1654979.PS.FTS.B, 11.1%, 11/12/26 ..... 6,262 6,077
1654997.PS.FTS.B, 16%, 11/12/26 ...... 8,991 8,536
1651799.PS.FTS.B, 14.23%, 11/16/26 .... 28,950 28,128
1670892.PS.FTS.B, 11.55%, 11/17/26 .... 2,731 2,653
1654303.PS.FTS.B, 21.18%, 11/19/26 .... 9,371 8,878
1658107.PS.FTS.B, 14.2%, 11/20/26 .... 18,408 17,648
1646567.PS.FTS.B, 13.08%, 11/22/26 .... 9,226 9,007
1685232.PS.FTS.B, 11.07%, 12/14/26 .... 23,069 22,445
1678351.PS.FTS.B, 11.34%, 12/14/26 .... 32,315 31,440
1685184.PS.FTS.B, 12.4%, 12/14/26 .... 13,879 13,503
1672268.PS.FTS.B, 18.78%, 12/14/26 ... 9,363 8,916
1678714.PS.FTS.B, 25.2%, 12/14/26 .... 14,191 13,568
1685577.PS.FTS.B, 28.23%, 12/14/26 ... 14,254 13,622
1679173.PS.FTS.B, 10.5%, 12/15/26 .... 17,512 17,043
1685967.PS.FTS.B, 11.5%, 12/15/26 .... 12,930 12,583
1686336.PS.FTS.B, 13.1%, 12/15/26 .... 7,875 7,664
1685937.PS.FTS.B, 15.5%, 12/15/26 .... 2,792 2,683
1679512.PS.FTS.B, 15.7%, 12/15/26 .... 18,622 17,896
1686372.PS.FTS.B, 16.7%, 12/15/26 .... 9,328 8,964
1685808.PS.FTS.B, 18.33%, 12/15/26 ... 23,389 22,284
1685961.PS.FTS.B, 18.48%, 12/15/26 ... 14,037 13,374
1686345.PS.FTS.B, 23%, 12/15/26 ...... 9,429 9,023
1679056.PS.FTS.B, 26.13%, 12/15/26 ... 4,718 4,511
1679959.PS.FTS.B, 12.32%, 12/16/26 ... 5,088 4,952
1673948.PS.FTS.B, 17.54%, 12/16/26 ... 18,685 17,814
1680109.PS.FTS.B, 18.25%, 12/16/26 ... 9,354 8,917
1673528.PS.FTS.B, 19%, 12/16/26 ...... 23,416 22,321
1674779.PS.FTS.B, 10.4%, 12/17/26 .... 12,440 12,112
1674203.PS.FTS.B, 10.8%, 12/17/26 .... 13,834 13,469
1674698.PS.FTS.B, 11.89%, 12/17/26 .... 4,637 4,528
1680745.PS.FTS.B, 13.3%, 12/17/26 .... 11,018 10,598
1687770.PS.FTS.B, 14.29%, 12/17/26 ... 13,930 13,397
1687689.PS.FTS.B, 16%, 12/17/26 ...... 14,906 14,221
1674248.PS.FTS.B, 16.5%, 12/17/26 .... 18,650 17,934
1674359.PS.FTS.B, 22.2%, 12/17/26 .... 3,296 3,159
1688382.PS.FTS.B, 10.29%, 12/20/26 ... 13,820 13,465
1688022.PS.FTS.B, 13.6%, 12/20/26 .... 12,056 11,608
1676078.PS.FTS.B, 10.7%, 12/21/26 .... 10,143 9,885
1676924.PS.FTS.B, 18.9%, 12/22/26 .... 4,682 4,478
1691244.PS.FTS.B, 14.7%, 12/24/26 .... 12,270 11,872
1685217.PS.FTS.B, 10.5%, 12/28/26 .... 22,969 22,355
1685976.PS.FTS.B, 11.89%, 12/29/26 .... 7,410 7,233
1681009.PS.FTS.B, 13.5%, 1/04/27 ..... 7,046 6,808
1700619.PS.FTS.B, 10.53%, 1/12/27 .... 23,068 22,502

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1700889.PS.FTS.B, 11.6%, 1/12/27 ..... $ – $ –
1693768.PS.FTS.B, 11.88%, 1/12/27 .... 14,055 13,706
1687871.PS.FTS.B, 12.7%, 1/12/27 ..... 25,333 24,703
1693777.PS.FTS.B, 13.41%, 1/12/27 .... 3,757 3,620
1688213.PS.FTS.B, 15.03%, 1/12/27 .... 7,534 7,258
1693816.PS.FTS.B, 15.7%, 1/12/27 ..... 7,541 7,265
1688252.PS.FTS.B, 16.33%, 1/12/27 .... 3,019 2,909
1693828.PS.FTS.B, 16.63%, 1/12/27 .... 2,360 2,273
1701030.PS.FTS.B, 18.25%, 1/12/27 .... 23,656 22,574
1700625.PS.FTS.B, 18.7%, 1/12/27 ..... 14,203 13,553
1687862.PS.FTS.B, 21.09%, 1/12/27 .... 6,650 6,363
1694182.PS.FTS.B, 21.18%, 1/12/27 .... 3,325 3,172
1688234.PS.FTS.B, 25.6%, 1/12/27 ..... 3,822 3,654
1688999.PS.FTS.B, 10.62%, 1/13/27 .... 4,678 4,579
1701660.PS.FTS.B, 11.2%, 1/13/27 ..... 9,359 9,130
1701831.PS.FTS.B, 12.3%, 1/13/27 ..... 9,376 9,146
1701273.PS.FTS.B, 14.68%, 1/13/27 .... 18,824 18,359
1688588.PS.FTS.B, 14.85%, 1/13/27 .... 2,000 1,995
1701330.PS.FTS.B, 16.1%, 1/13/27 ..... 9,432 9,008
1688576.PS.FTS.B, 18.48%, 1/13/27 .... 10,412 9,941
1701837.PS.FTS.B, 18.48%, 1/13/27 .... 9,465 9,037
1701795.PS.FTS.B, 18.78%, 1/13/27 .... 14,204 13,561
1689002.PS.FTS.B, 19.23%, 1/13/27 .... 5,685 5,428
1701810.PS.FTS.B, 21.18%, 1/13/27 .... 10,451 9,975
1701450.PS.FTS.B, 23.13%, 1/13/27 .... 10,000 10,000
1702464.PS.FTS.B, 9.81%, 1/14/27 ..... 15,874 15,488
1689590.PS.FTS.B, 11.4%, 1/14/27 ..... 5,617 5,481
1695235.PS.FTS.B, 12.24%, 1/14/27 .... 11,250 10,849
1689731.PS.FTS.B, 14%, 1/14/27 ....... 7,521 7,252
1702224.PS.FTS.B, 14.68%, 1/14/27 .... 14,087 13,744
1702485.PS.FTS.B, 14.79%, 1/14/27 .... 17,886 17,244
1689428.PS.FTS.B, 16.33%, 1/14/27 .... 9,436 9,096
1695712.PS.FTS.B, 27.4%, 1/14/27 ..... 2,394 2,291
1703238.PS.FTS.B, 22.9%, 1/18/27 ..... 3,333 3,200
1698271.PS.FTS.B, 11.5%, 1/19/27 ..... 11,237 10,976
1704942.PS.FTS.B, 11.6%, 1/19/27 ..... 5,619 5,489
1698235.PS.FTS.B, 11.79%, 1/19/27 .... 18,737 18,302
1692950.PS.FTS.B, 9.81%, 1/20/27 ..... 15,874 15,509
1692617.PS.FTS.B, 12.2%, 1/20/27 ..... 11,250 10,991
1705365.PS.FTS.B, 20.9%, 1/20/27 ..... 11,397 10,919
1689014.PS.FTS.B, 24.03%, 1/26/27 .... 14,451 13,874
1693283.PS.FTS.B, 15.39%, 1/28/27 .... 14,160 13,913
1707623.PS.FTS.B, 12.9%, 2/14/27 ..... 33,278 32,571
1714342.PS.FTS.B, 13.4%, 2/14/27 ..... 5,708 5,587
1714327.PS.FTS.B, 17.37%, 2/14/27 .... 23,316 22,376
1721061.PS.FTS.B, 10.5%, 2/15/27 ..... 4,739 4,640
1707812.PS.FTS.B, 11.2%, 2/15/27 ..... 4,269 4,180
1714540.PS.FTS.B, 11.2%, 2/15/27 ..... 17,077 16,719
1707833.PS.FTS.B, 11.5%, 2/15/27 ..... 9,491 9,292
1720842.PS.FTS.B, 11.6%, 2/15/27 ..... 9,492 9,293
1707839.PS.FTS.B, 11.79%, 2/15/27 .... 18,989 18,591
1708667.PS.FTS.B, 12.3%, 2/15/27 ..... 33,253 32,554
1708634.PS.FTS.B, 15%, 2/15/27 ....... 16,682 16,160
1708139.PS.FTS.B, 15.2%, 2/15/27 ..... 23,733 22,991
1708757.PS.FTS.B, 15.29%, 2/15/27 .... 25,747 24,941
1708643.PS.FTS.B, 16.5%, 2/15/27 ..... 19,099 18,342
1709063.PS.FTS.B, 16.7%, 2/15/27 ..... 10,794 10,455
1714801.PS.FTS.B, 18.78%, 2/15/27 .... 11,489 11,031
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1714507.PS.FTS.B, 18.9%, 2/15/27 ..... $ 9,576 $ 9,194
1714495.PS.FTS.B, 19%, 2/15/27 ....... 23,942 22,986
1714531.PS.FTS.B, 20.16%, 2/15/27 .... 9,589 9,205
1709051.PS.FTS.B, 26.5%, 2/15/27 ..... 14,474 13,906
1720848.PS.FTS.B, 28.23%, 2/15/27 .... 9,665 9,283
1709645.PS.FTS.B, 9.27%, 2/16/27 ..... 33,120 32,437
1716184.PS.FTS.B, 12.7%, 2/16/27 ..... 11,407 11,169
1714510.PS.FTS.B, 11.7%, 2/24/27 ..... 14,284 14,039
1710641.PS.FTS.B, 13.2%, 2/28/27 ..... 19,553 19,063
1722529.PS.FTS.B, 19%, 3/12/27 ....... 24,396 23,901
1733474.PS.FTS.B, 9.62%, 3/22/27 ..... 19,227 19,011
1739674.PS.FTS.B, 10.08%, 3/22/27 .... 14,418 14,257
1733471.PS.FTS.B, 10.44%, 3/22/27 .... 21,251 21,013
1733348.PS.FTS.B, 10.5%, 3/22/27 ..... 1,923 1,902
1733468.PS.FTS.B, 10.5%, 3/22/27 ..... 22,887 22,631
1732976.PS.FTS.B, 10.53%, 3/22/27 .... 14,324 14,103
1740175.PS.FTS.B, 10.7%, 3/22/27 ..... 5,762 5,673
1732952.PS.FTS.B, 11.2%, 3/22/27 ..... 11,548 11,419
1743180.PS.FTS.B, 11.2%, 3/22/27 ..... 14,435 14,274
1732943.PS.FTS.B, 11.5%, 3/22/27 ..... 6,556 6,457
1733504.PS.FTS.B, 11.6%, 3/22/27 ..... 12,516 12,376
1739656.PS.FTS.B, 11.6%, 3/22/27 ..... 6,739 6,664
1740124.PS.FTS.B, 11.61%, 3/22/27 .... 17,330 17,136
1733513.PS.FTS.B, 11.7%, 3/22/27 ..... 11,445 11,269
1739671.PS.FTS.B, 11.7%, 3/22/27 ..... 16,368 16,185
1732970.PS.FTS.B, 11.79%, 3/22/27 .... 9,629 9,522
1733498.PS.FTS.B, 11.79%, 3/22/27 .... 14,444 14,282
1732922.PS.FTS.B, 12.9%, 3/22/27 ..... 31,813 31,457
1742676.PS.FTS.B, 13.4%, 3/22/27 ..... 4,882 4,006
1733459.PS.FTS.B, 13.7%, 3/22/27 ..... 24,120 23,700
1742640.PS.FTS.B, 14.39%, 3/22/27 .... 20,274 19,921
1740145.PS.FTS.B, 14.56%, 3/22/27 .... 14,343 14,006
1739641.PS.FTS.B, 14.7%, 3/22/27 ..... 14,486 14,234
1740187.PS.FTS.B, 15.1%, 3/22/27 ..... 4,831 4,746
1742679.PS.FTS.B, 15.2%, 3/22/27 ..... 4,831 4,747
1732916.PS.FTS.B, 16.18%, 3/22/27 .... 29,013 28,508
1742682.PS.FTS.B, 16.33%, 3/22/27 .... 12,090 11,880
1742649.PS.FTS.B, 16.8%, 3/22/27 ..... 19,353 19,017
1743234.PS.FTS.B, 17.23%, 3/22/27 .... 7,260 7,134
1739635.PS.FTS.B, 17.29%, 3/22/27 .... 19,362 18,910
1740181.PS.FTS.B, 17.5%, 3/22/27 ..... 5,068 4,950
1743177.PS.FTS.B, 17.96%, 3/22/27 .... 16,952 16,657
1740148.PS.FTS.B, 18.33%, 3/22/27 .... 14,535 14,196
1739653.PS.FTS.B, 18.48%, 3/22/27 .... 19,383 18,931
1742664.PS.FTS.B, 18.7%, 3/22/27 ..... 15,509 15,148
1732940.PS.FTS.B, 18.78%, 3/22/27 .... 2,424 2,367
1740103.PS.FTS.B, 19%, 3/22/27 ....... 24,240 23,674
1733495.PS.FTS.B, 21.69%, 3/22/27 .... 14,578 14,233
1739848.PS.FTS.B, 21.9%, 3/22/27 ..... 6,804 6,643
1733480.PS.FTS.B, 24.03%, 3/22/27 .... 14,605 14,259
1739650.PS.FTS.B, 26.43%, 3/22/27 .... 8,658 8,391
1734128.PS.FTS.B, 10.08%, 3/23/27 .... 9,612 9,506
1741003.PS.FTS.B, 10.08%, 3/23/27 .... 7,690 7,605
1743894.PS.FTS.B, 10.29%, 3/23/27 .... 38,457 38,035
1733822.PS.FTS.B, 10.5%, 3/23/27 ..... 17,561 14,400
1740904.PS.FTS.B, 10.5%, 3/23/27 ..... 6,732 6,658
1743546.PS.FTS.B, 10.5%, 3/23/27 ..... 14,425 14,266
1744077.PS.FTS.B, 10.8%, 3/23/27 ..... 9,620 9,514

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1744092.PS.FTS.B, 10.8%, 3/23/27 ..... $ 8,177 $ 8,087
1740970.PS.FTS.B, 11.2%, 3/23/27 ..... 9,624 9,518
1734281.PS.FTS.B, 11.4%, 3/23/27 ..... 10,107 9,996
1740994.PS.FTS.B, 11.4%, 3/23/27 ..... 19,251 19,040
1741024.PS.FTS.B, 11.5%, 3/23/27 ..... 3,851 3,808
1740508.PS.FTS.B, 11.6%, 3/23/27 ..... 7,702 7,618
1740943.PS.FTS.B, 11.6%, 3/23/27 ..... 14,441 14,283
1740955.PS.FTS.B, 11.79%, 3/23/27 .... 24,073 23,809
1733702.PS.FTS.B, 11.89%, 3/23/27 .... 4,815 4,762
1733807.PS.FTS.B, 12.32%, 3/23/27 .... 11,561 11,435
1740499.PS.FTS.B, 12.32%, 3/23/27 .... 33,721 33,351
1743942.PS.FTS.B, 12.7%, 3/23/27 ..... 9,638 9,533
1734272.PS.FTS.B, 13.08%, 3/23/27 .... 16,199 15,955
1733756.PS.FTS.B, 13.3%, 3/23/27 ..... 9,644 9,538
1741030.PS.FTS.B, 13.32%, 3/23/27 .... 2,893 2,844
1743558.PS.FTS.B, 13.32%, 3/23/27 .... 11,573 11,375
1743567.PS.FTS.B, 13.32%, 3/23/27 .... 9,763 8,091
1743561.PS.FTS.B, 13.4%, 3/23/27 ..... 19,290 19,079
1740946.PS.FTS.B, 13.48%, 3/23/27 .... 9,646 9,540
1740880.PS.FTS.B, 13.5%, 3/23/27 ..... 10,611 10,429
1743552.PS.FTS.B, 13.5%, 3/23/27 ..... 12,540 12,326
1740517.PS.FTS.B, 13.7%, 3/23/27 ..... 24,414 20,300
1733840.PS.FTS.B, 13.77%, 3/23/27 .... 10,013 9,781
1734077.PS.FTS.B, 14%, 3/23/27 ....... 7,528 7,399
1740496.PS.FTS.B, 14.19%, 3/23/27 .... 9,653 9,690
1733816.PS.FTS.B, 15.1%, 3/23/27 ..... 19,212 18,766
1744062.PS.FTS.B, 15.18%, 3/23/27 .... 13,489 13,342
1734278.PS.FTS.B, 15.2%, 3/23/27 ..... 9,662 9,497
1740958.PS.FTS.B, 15.8%, 3/23/27 ..... 24,169 23,757
1744227.PS.FTS.B, 16%, 3/23/27 ....... 17,405 17,008
1734263.PS.FTS.B, 16.33%, 3/23/27 .... 19,341 19,011
1740505.PS.FTS.B, 16.33%, 3/23/27 .... 11,607 11,409
1744071.PS.FTS.B, 16.33%, 3/23/27 .... 13,445 13,215
1743348.PS.FTS.B, 16.43%, 3/23/27 .... 22,055 21,552
1740997.PS.FTS.B, 16.8%, 3/23/27 ..... 19,353 19,023
1744065.PS.FTS.B, 16.8%, 3/23/27 ..... 19,353 19,023
1734284.PS.FTS.B, 16.9%, 3/23/27 ..... 1,935 1,891
1733993.PS.FTS.B, 17.2%, 3/23/27 ..... 11,616 11,351
1743540.PS.FTS.B, 17.29%, 3/23/27 .... 16,433 15,940
1733831.PS.FTS.B, 18.59%, 3/23/27 .... 14,539 14,207
1743573.PS.FTS.B, 18.78%, 3/23/27 .... 9,209 8,999
1744056.PS.FTS.B, 18.78%, 3/23/27 .... 5,816 5,684
1741168.PS.FTS.B, 18.93%, 3/23/27 .... 19,391 18,948
1741006.PS.FTS.B, 19%, 3/23/27 ....... 6,787 6,632
1733834.PS.FTS.B, 19.23%, 3/23/27 .... 10,668 10,424
1744050.PS.FTS.B, 19.23%, 3/23/27 .... 9,698 9,477
1744083.PS.FTS.B, 21%, 3/23/27 ....... 4,371 4,270
1740988.PS.FTS.B, 21.18%, 3/23/27 .... 24,285 23,731
1744068.PS.FTS.B, 22.5%, 3/23/27 ..... 4,979 4,300
1741000.PS.FTS.B, 25.67%, 3/23/27 .... 14,759 12,652
1741012.PS.FTS.B, 25.9%, 3/23/27 ..... 6,826 6,668
1740316.PS.FTS.B, 28.23%, 3/23/27 .... 9,768 9,542
1734857.PS.FTS.B, 10.5%, 3/24/27 ..... 2,885 2,854
1741357.PS.FTS.B, 10.5%, 3/24/27 ..... 6,732 6,659
1744725.PS.FTS.B, 10.5%, 3/24/27 ..... 1,923 1,903
1734563.PS.FTS.B, 11.2%, 3/24/27 ..... 14,916 14,756
1744293.PS.FTS.B, 12%, 3/24/27 ....... 24,079 23,675
1734827.PS.FTS.B, 13.23%, 3/24/27 .... 14,465 14,223
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1734560.PS.FTS.B, 13.5%, 3/24/27 ..... $ 24,115 $ 23,712
1744296.PS.FTS.B, 13.5%, 3/24/27 ..... 24,115 23,712
1745025.PS.FTS.B, 13.8%, 3/24/27 ..... 9,391 2,163
1744257.PS.FTS.B, 14%, 3/24/27 ....... 4,249 4,152
1744611.PS.FTS.B, 14.38%, 3/24/27 .... 24,136 23,877
1744596.PS.FTS.B, 14.49%, 3/24/27 .... 10,621 10,664
1744812.PS.FTS.B, 14.7%, 3/24/27 ..... 19,315 18,992
1744299.PS.FTS.B, 15%, 3/24/27 ....... 8,694 8,549
1744656.PS.FTS.B, 15%, 3/24/27 ....... 12,075 11,873
1745031.PS.FTS.B, 18.78%, 3/24/27 .... 4,847 4,739
1741657.PS.FTS.B, 21%, 3/24/27 ....... 10,059 9,749
1741336.PS.FTS.B, 25.9%, 3/24/27 ..... 6,815 6,620
1742146.PS.FTS.B, 10.7%, 3/25/27 ..... 8,657 8,565
1742652.PS.FTS.B, 11.2%, 3/25/27 ..... 6,743 6,667
1745565.PS.FTS.B, 12.42%, 3/25/27 .... 14,453 14,216
1735826.PS.FTS.B, 13.19%, 3/25/27 .... 23,143 22,856
1735664.PS.FTS.B, 14%, 3/25/27 ....... 24,127 23,732
1735235.PS.FTS.B, 17.1%, 3/25/27 ..... 3,952 3,851
1735847.PS.FTS.B, 21.18%, 3/25/27 .... 9,714 9,503
1742143.PS.FTS.B, 22.9%, 3/25/27 ..... 11,674 11,419
1745982.PS.FTS.B, 12.6%, 3/28/27 ..... 1,952 1,922
1743544.PS.FTS.B, 16.4%, 3/28/27 ..... 34,237 33,713
1744585.PS.FTS.B, 17.29%, 3/29/27 .... 6,362 6,331
1737947.PS.FTS.B, 18%, 3/29/27 ....... 20,562 20,475
1736876.PS.FTS.B, 19.3%, 3/29/27 ..... 9,799 9,768
1737779.PS.FTS.B, 21%, 3/29/27 ....... 8,827 8,816
1747200.PS.FTS.B, 27.4%, 3/29/27 ..... 11,809 11,857
1749478.PS.FTS.B, 11.5%, 4/05/27 ..... 9,757 9,616
1749460.PS.FTS.B, 11.7%, 4/05/27 ..... 6,827 6,756
1752540.PS.FTS.B, 11.7%, 4/05/27 ..... 19,505 19,208
1752558.PS.FTS.B, 11.79%, 4/05/27 .... 11,704 11,526
1740514.PS.FTS.B, 13.8%, 4/05/27 ..... 14,649 14,501
1742816.PS.FTS.B, 14.2%, 4/05/27 ..... 9,768 9,609
1749445.PS.FTS.B, 16.18%, 4/05/27 .... 22,202 21,840
1742810.PS.FTS.B, 16.7%, 4/05/27 ..... 3,913 3,822
1752552.PS.FTS.B, 25.6%, 4/05/27 ..... 10,206 9,942
1743101.PS.FTS.B, 10.5%, 4/06/27 ..... 3,898 3,839
1743137.PS.FTS.B, 10.5%, 4/06/27 ..... 19,489 19,197
1750198.PS.FTS.B, 11.99%, 4/06/27 .... 16,582 16,334
1752915.PS.FTS.B, 12.5%, 4/06/27 ..... 24,394 24,028
1743080.PS.FTS.B, 12.7%, 4/06/27 ..... 20,006 19,706
1743134.PS.FTS.B, 13.3%, 4/06/27 ..... 15,519 15,162
1753290.PS.FTS.B, 13.32%, 4/06/27 .... 15,621 15,261
1753416.PS.FTS.B, 13.6%, 4/06/27 ..... 12,488 12,202
1743650.PS.FTS.B, 14.39%, 4/06/27 .... 8,304 8,172
1743140.PS.FTS.B, 14.6%, 4/06/27 ..... 20,714 20,237
1743128.PS.FTS.B, 14.68%, 4/06/27 .... 25,305 24,927
1743143.PS.FTS.B, 14.68%, 4/06/27 .... 5,863 5,803
1752909.PS.FTS.B, 14.68%, 4/06/27 .... 9,771 9,672
1743125.PS.FTS.B, 14.7%, 4/06/27 ..... 19,543 19,232
1752855.PS.FTS.B, 14.7%, 4/06/27 ..... 24,429 24,039
1753431.PS.FTS.B, 14.89%, 4/06/27 .... 10,750 10,579
1753410.PS.FTS.B, 15%, 4/06/27 ....... 16,615 16,350
1752906.PS.FTS.B, 16.33%, 4/06/27 .... 13,694 13,475
1752900.PS.FTS.B, 17.8%, 4/06/27 ..... 18,112 17,703
1753425.PS.FTS.B, 19%, 4/06/27 ....... 714 712
1743383.PS.FTS.B, 21.18%, 4/06/27 .... 1,962 1,917
1752903.PS.FTS.B, 21.18%, 4/06/27 .... 23,051 22,530

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1753428.PS.FTS.B, 23.31%, 4/06/27 .... $ 1,964 $ 1,915
1750213.PS.FTS.B, 25.6%, 4/06/27 ..... 1,966 1,917
1750246.PS.FTS.B, 27.6%, 4/06/27 ..... 1,968 1,918
1750876.PS.FTS.B, 10.29%, 4/07/27 .... 34,101 33,597
1744037.PS.FTS.B, 10.5%, 4/07/27 ..... 14,617 14,401
1744580.PS.FTS.B, 11.2%, 4/07/27 ..... 8,774 8,645
1750624.PS.FTS.B, 11.2%, 4/07/27 ..... 9,457 9,317
1750927.PS.FTS.B, 11.4%, 4/07/27 ..... 12,676 12,488
1744538.PS.FTS.B, 11.7%, 4/07/27 ..... 20,480 20,178
1753818.PS.FTS.B, 11.7%, 4/07/27 ..... 14,629 14,412
1750612.PS.FTS.B, 11.79%, 4/07/27 .... 13,636 13,435
1744568.PS.FTS.B, 12%, 4/07/27 ....... 11,705 11,589
1744571.PS.FTS.B, 12%, 4/07/27 ....... 9,754 9,657
1750606.PS.FTS.B, 12%, 4/07/27 ....... 8,779 8,580
1744541.PS.FTS.B, 12.2%, 4/07/27 ..... 34,145 33,641
1753842.PS.FTS.B, 12.2%, 4/07/27 ..... 9,756 9,612
1754325.PS.FTS.B, 12.2%, 4/07/27 ..... 34,145 33,640
1754328.PS.FTS.B, 13.1%, 4/07/27 ..... 9,812 9,714
1744715.PS.FTS.B, 13.3%, 4/07/27 ..... 30,753 30,055
1754208.PS.FTS.B, 13.48%, 4/07/27 .... 19,709 19,675
1744277.PS.FTS.B, 14.39%, 4/07/27 .... 9,770 9,617
1753824.PS.FTS.B, 14.39%, 4/07/27 .... 10,440 10,206
1744028.PS.FTS.B, 14.53%, 4/07/27 .... 13,679 13,476
1744553.PS.FTS.B, 14.53%, 4/07/27 .... 9,751 9,607
1753656.PS.FTS.B, 14.6%, 4/07/27 ..... 24,427 24,046
1751044.PS.FTS.B, 14.7%, 4/07/27 ..... 24,429 24,048
1744559.PS.FTS.B, 14.89%, 4/07/27 .... 9,773 9,620
1751071.PS.FTS.B, 15.9%, 4/07/27 ..... 14,668 14,439
1744730.PS.FTS.B, 16.02%, 4/07/27 .... 8,802 8,608
1750597.PS.FTS.B, 16.33%, 4/07/27 .... 19,345 18,907
1751017.PS.FTS.B, 16.5%, 4/07/27 ..... 6,359 6,219
1750621.PS.FTS.B, 17.37%, 4/07/27 .... 9,788 9,572
1754349.PS.FTS.B, 18.25%, 4/07/27 .... 8,030 7,853
1744034.PS.FTS.B, 19%, 4/07/27 ....... 11,472 11,115
1744574.PS.FTS.B, 19%, 4/07/27 ....... 2,939 2,874
1751047.PS.FTS.B, 19.3%, 4/07/27 ..... 24,396 23,642
1754322.PS.FTS.B, 21%, 4/07/27 ....... 14,712 14,352
1750600.PS.FTS.B, 23%, 4/07/27 ....... 14,840 14,482
1743944.PS.FTS.B, 24.2%, 4/07/27 ..... 3,930 3,833
1755075.PS.FTS.B, 10.7%, 4/08/27 ..... 24,364 24,010
1755057.PS.FTS.B, 11.2%, 4/08/27 ..... 34,122 33,626
1745642.PS.FTS.B, 12%, 4/08/27 ....... 9,754 9,660
1755147.PS.FTS.B, 12.6%, 4/08/27 ..... 14,637 14,495
1744856.PS.FTS.B, 13.3%, 4/08/27 ..... 4,881 4,807
1751995.PS.FTS.B, 15.62%, 4/08/27 .... 14,666 14,442
1755237.PS.FTS.B, 16.02%, 4/08/27 .... 11,247 11,005
1744907.PS.FTS.B, 17.59%, 4/08/27 .... 2,433 2,359
1744880.PS.FTS.B, 19%, 4/08/27 ....... 14,696 14,378
1754712.PS.FTS.B, 19.38%, 4/08/27 .... 24,498 23,969
1755216.PS.FTS.B, 22.5%, 4/08/27 ..... 10,798 10,540
1755084.PS.FTS.B, 26.6%, 4/08/27 ..... 7,869 7,680
1747212.PS.FTS.B, 13.48%, 4/09/27 .... 24,410 24,287
1753413.PS.FTS.B, 18.48%, 4/10/27 .... 7,851 7,674
1755429.PS.FTS.B, 10.5%, 4/11/27 ..... 9,744 9,609
1755831.PS.FTS.B, 10.5%, 4/11/27 ..... 34,106 33,633
1755984.PS.FTS.B, 11.2%, 4/11/27 ...... 6,824 6,730
1755501.PS.FTS.B, 11.89%, 4/11/27 ..... 9,266 9,182
1755927.PS.FTS.B, 11.89%, 4/11/27 ..... 8,778 8,657
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1755459.PS.FTS.B, 12.5%, 4/11/27 ..... $ 4,879 $ 4,811
1755855.PS.FTS.B, 16%, 4/11/27 ....... 7,824 7,667
1745762.PS.FTS.B, 16.5%, 4/11/27 ..... 2,935 2,876
1752289.PS.FTS.B, 16.5%, 4/11/27 ..... 19,565 19,286
1746119.PS.FTS.B, 18.13%, 4/11/27 ..... 10,282 10,135
1752292.PS.FTS.B, 19.5%, 4/11/27 ..... 7,350 7,203
1755414.PS.FTS.B, 22.5%, 4/11/27 ..... 5,399 5,280
1754125.PS.FTS.B, 10.62%, 4/12/27 .... 4,873 4,806
1747364.PS.FTS.B, 11.16%, 4/12/27 .... 9,796 2,047
1757454.PS.FTS.B, 11.89%, 4/12/27 .... 8,778 8,658
1756383.PS.FTS.B, 19.3%, 4/12/27 ..... 24,731 14,467
1754278.PS.FTS.B, 24.42%, 4/12/27 .... 14,739 14,422
1757922.PS.FTS.B, 14.67%, 4/13/27 .... 9,771 9,639
1757958.PS.FTS.B, 19.8%, 4/13/27 ..... 10,292 10,096
1749839.PS.FTS.B, 25.6%, 4/14/27 ..... 14,748 14,449
1749974.PS.FTS.B, 23.31%, 4/15/27 .... 6,481 6,354
1733450.PS.FTS.B, 18.13%, 4/16/27 .... 24,748 24,687
1749754.PS.FTS.B, 25.9%, 4/17/27 ..... 9,911 9,665
1742819.PS.FTS.B, 11.7%, 4/19/27 ..... 12,246 12,118
1762974.PS.FTS.B, 11.2%, 4/20/27 ..... 6,824 6,743
1751050.PS.FTS.B, 26.13%, 4/21/27 .... 4,917 4,796
1760306.PS.FTS.B, 22.5%, 4/29/27 ..... 7,925 7,990
1750849.PS.FTS.B, 16.64%, 5/01/27 .... 14,835 14,601
1755876.PS.FTS.B, 19.3%, 5/04/27 ..... 14,846 14,549
1758402.PS.FTS.B, 13.2%, 5/08/27 ..... 24,171 23,675
9,031,586
Upgrade, Inc.
24428460.UG.FTS.B, 25.26%, 11/18/22 .. 1,929 1,953
24586260.UG.FTS.B, 25.26%, 11/21/22 .. 2,308 2,338
24976313.UG.FTS.B, 24.29%, 12/04/22 .. 1,102 1,112
25621947.UG.FTS.B, 25.26%, 12/30/22 .. 308 314
24684808.UG.FTS.B, 28.71%, 12/03/24 .. 10,244 10,658
24931814.UG.FTS.B, 29.69%, 12/17/24 .. 17,469 18,357
25501737.UG.FTS.B, Zero Cpn, 1/03/25 .. 14,845 1,144
35,876
Upgrade, Inc. - Card
991876422.UG.FTS.B, 28.48%, 2/04/24 .. 1 1
991819081.UG.FTS.B, 29.49%, 2/06/24 .. 97 10
991842658.UG.FTS.B, 29.49%, 2/20/24 .. 11 11
991874632.UG.FTS.B, 29.49%, 2/22/24 .. 53 53
991911959.UG.FTS.B, 29.49%, 2/22/24 .. 1 1
991855788.UG.FTS.B, 19.96%, 2/24/24 .. 547 558
991858026.UG.FTS.B, 19.96%, 2/24/24 .. 438 444
991895428.UG.FTS.B, 19.96%, 2/24/24 .. 1,929 1,955
992097515.UG.FTS.B, 19.96%, 2/24/24 .. 283 286
992103401.UG.FTS.B, 19.96%, 2/24/24 .. 2,403 185
991851043.UG.FTS.B, 21.48%, 2/24/24 .. 91 77
991852151.UG.FTS.B, 22.47%, 2/24/24 .. 84 84
991881843.UG.FTS.B, 22.47%, 2/24/24 .. 244 248
991927647.UG.FTS.B, 23.45%, 2/24/24 .. 363 371
992021510.UG.FTS.B, 26.44%, 2/24/24 .. 507 511
991866170.UG.FTS.B, 28.48%, 2/24/24 .. 557 570
992006841.UG.FTS.B, 28.48%, 2/24/24 .. 193 196
992101724.UG.FTS.B, 28.48%, 2/24/24 .. 812 819
992102544.UG.FTS.B, 28.48%, 2/24/24 .. 119 119
991850730.UG.FTS.B, 29.48%, 2/24/24 .. 181 185

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991956731.UG.FTS.B, 29.48%, 2/24/24 .. $ 841 $ 849
992004901.UG.FTS.B, 29.48%, 2/24/24 .. 117 118
991848028.UG.FTS.B, 29.49%, 2/24/24 .. 183 187
991851729.UG.FTS.B, 29.49%, 2/24/24 .. 125 125
991857105.UG.FTS.B, 29.49%, 2/24/24 .. 80 82
991857155.UG.FTS.B, 29.49%, 2/24/24 .. 427 424
991857923.UG.FTS.B, 29.49%, 2/24/24 .. 241 246
991858994.UG.FTS.B, 29.49%, 2/24/24 .. 960 968
991869014.UG.FTS.B, 29.49%, 2/24/24 .. 46 47
991884307.UG.FTS.B, 29.49%, 2/24/24 .. 80 82
991886867.UG.FTS.B, 29.49%, 2/24/24 .. 441 451
991906157.UG.FTS.B, 29.49%, 2/24/24 .. 20 20
991916239.UG.FTS.B, 29.49%, 2/24/24 .. 547 552
991933021.UG.FTS.B, 29.49%, 2/24/24 .. 363 371
991943876.UG.FTS.B, 29.49%, 2/24/24 .. 257 258
991950424.UG.FTS.B, 29.49%, 2/24/24 .. 77 78
991958221.UG.FTS.B, 29.49%, 2/24/24 .. 12 12
991959581.UG.FTS.B, 29.49%, 2/24/24 .. 985 993
991976510.UG.FTS.B, 29.49%, 2/24/24 .. 110 112
992012178.UG.FTS.B, 29.49%, 2/24/24 .. 812 819
992015494.UG.FTS.B, 29.49%, 2/24/24 .. 146 145
992020055.UG.FTS.B, 29.49%, 2/24/24 .. 139 140
992050711.UG.FTS.B, 29.49%, 2/24/24 .. 398 (11)
992062486.UG.FTS.B, 29.49%, 2/24/24 .. 57 58
992076168.UG.FTS.B, 29.49%, 2/24/24 .. 37 37
992077737.UG.FTS.B, 29.49%, 2/24/24 .. 51 43
992077761.UG.FTS.B, 29.49%, 2/24/24 .. 97 97
992078704.UG.FTS.B, 29.49%, 2/24/24 .. 86 86
992085028.UG.FTS.B, 29.49%, 2/24/24 .. 157 157
992096714.UG.FTS.B, 29.49%, 2/24/24 .. 49 50
992099068.UG.FTS.B, 29.49%, 2/24/24 .. 46 47
992099592.UG.FTS.B, 29.49%, 2/24/24 .. 106 78
992101420.UG.FTS.B, 29.49%, 2/24/24 .. 107 81
991860446.UG.FTS.B, 18.47%, 2/25/24 .. 492 503
991866886.UG.FTS.B, 18.47%, 2/25/24 .. 822 840
991999276.UG.FTS.B, 18.71%, 2/25/24 .. 162 164
991893728.UG.FTS.B, 20.96%, 2/25/24 .. 334 235
991988226.UG.FTS.B, 20.96%, 2/25/24 .. 19 19
992031845.UG.FTS.B, 21.48%, 2/25/24 .. 655 663
992094445.UG.FTS.B, 21.48%, 2/25/24 .. 6 6
991866922.UG.FTS.B, 23.45%, 2/25/24 .. 156 159
992102579.UG.FTS.B, 26.49%, 2/25/24 .. 125 127
992098501.UG.FTS.B, 27.99%, 2/25/24 .. 24 25
991874962.UG.FTS.B, 28.48%, 2/25/24 .. 47 4
992012988.UG.FTS.B, 28.48%, 2/25/24 .. 12 12
992033409.UG.FTS.B, 28.48%, 2/25/24 .. 114 116
992073765.UG.FTS.B, 28.48%, 2/25/24 .. 72 6
992077629.UG.FTS.B, 28.48%, 2/25/24 .. 33 33
992084429.UG.FTS.B, 28.48%, 2/25/24 .. – –
991857609.UG.FTS.B, 29.48%, 2/25/24 .. 70 72
991879269.UG.FTS.B, 29.48%, 2/25/24 .. 25 25
991982663.UG.FTS.B, 29.48%, 2/25/24 .. 53 54
991858887.UG.FTS.B, 29.49%, 2/25/24 .. 184 183
991860004.UG.FTS.B, 29.49%, 2/25/24 .. 158 157
991867519.UG.FTS.B, 29.49%, 2/25/24 .. 155 12
991878283.UG.FTS.B, 29.49%, 2/25/24 .. 24 25
991878422.UG.FTS.B, 29.49%, 2/25/24 .. 8 8
991878918.UG.FTS.B, 29.49%, 2/25/24 .. 174 178
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991888975.UG.FTS.B, 29.49%, 2/25/24 .. $ 141 $ 143
991893580.UG.FTS.B, 29.49%, 2/25/24 .. 823 842
991905614.UG.FTS.B, 29.49%, 2/25/24 .. 97 100
991915526.UG.FTS.B, 29.49%, 2/25/24 .. 61 5
991930962.UG.FTS.B, 29.49%, 2/25/24 .. 435 444
991933882.UG.FTS.B, 29.49%, 2/25/24 .. 86 87
991946777.UG.FTS.B, 29.49%, 2/25/24 .. 31 32
991954495.UG.FTS.B, 29.49%, 2/25/24 .. 571 584
991959713.UG.FTS.B, 29.49%, 2/25/24 .. 505 504
991973675.UG.FTS.B, 29.49%, 2/25/24 .. 45 46
991981134.UG.FTS.B, 29.49%, 2/25/24 .. 139 142
992005122.UG.FTS.B, 29.49%, 2/25/24 .. 45 45
992008186.UG.FTS.B, 29.49%, 2/25/24 .. 40 40
992017871.UG.FTS.B, 29.49%, 2/25/24 .. 168 168
992033544.UG.FTS.B, 29.49%, 2/25/24 .. 118 119
992059426.UG.FTS.B, 29.49%, 2/25/24 .. 55 56
992075988.UG.FTS.B, 29.49%, 2/25/24 .. 209 210
992087124.UG.FTS.B, 29.49%, 2/25/24 .. 15 15
992091330.UG.FTS.B, 29.49%, 2/25/24 .. 64 1
992093852.UG.FTS.B, 29.49%, 2/25/24 .. 68 69
992095920.UG.FTS.B, 29.49%, 2/25/24 .. 145 21
992101510.UG.FTS.B, 29.49%, 2/25/24 .. 163 23
992102898.UG.FTS.B, 29.49%, 2/25/24 .. 67 68
991882960.UG.FTS.B, 18.47%, 2/26/24 .. 101 103
991898242.UG.FTS.B, 18.47%, 2/26/24 .. 721 736
991925590.UG.FTS.B, 19.99%, 2/26/24 .. 7 7
992015394.UG.FTS.B, 19.99%, 2/26/24 .. 168 170
991876803.UG.FTS.B, 22.47%, 2/26/24 .. 125 127
992054045.UG.FTS.B, 22.47%, 2/26/24 .. 258 260
991875647.UG.FTS.B, 28.48%, 2/26/24 .. 180 185
991905180.UG.FTS.B, 28.48%, 2/26/24 .. 1,133 1,161
991866416.UG.FTS.B, 29.49%, 2/26/24 .. 1,400 1,433
991881126.UG.FTS.B, 29.49%, 2/26/24 .. 144 147
991889815.UG.FTS.B, 29.49%, 2/26/24 .. 286 287
991894169.UG.FTS.B, 29.49%, 2/26/24 .. 77 78
991895548.UG.FTS.B, 29.49%, 2/26/24 .. 94 96
991913945.UG.FTS.B, 29.49%, 2/26/24 .. 74 76
991922885.UG.FTS.B, 29.49%, 2/26/24 .. 89 91
991925929.UG.FTS.B, 29.49%, 2/26/24 .. 8 9
991926271.UG.FTS.B, 29.49%, 2/26/24 .. 112 115
991942370.UG.FTS.B, 29.49%, 2/26/24 .. 354 362
991945566.UG.FTS.B, 29.49%, 2/26/24 .. 399 408
991957183.UG.FTS.B, 29.49%, 2/26/24 .. 43 44
991989990.UG.FTS.B, 29.49%, 2/26/24 .. 46 4
992007636.UG.FTS.B, 29.49%, 2/26/24 .. 39 (1)
992061396.UG.FTS.B, 29.49%, 2/26/24 .. 35 36
992086752.UG.FTS.B, 29.49%, 2/26/24 .. 41 42
992095385.UG.FTS.B, 29.49%, 2/26/24 .. 45 45
992096777.UG.FTS.B, 29.49%, 2/26/24 .. 48 48
992099968.UG.FTS.B, 29.49%, 2/26/24 .. 103 104
992102186.UG.FTS.B, 29.49%, 2/26/24 .. 0 0
992103144.UG.FTS.B, 29.49%, 2/26/24 .. 260 262
991884866.UG.FTS.B, 28.48%, 2/28/24 .. 481 490
991929191.UG.FTS.B, 16.49%, 3/03/24 .. 114 117
991974320.UG.FTS.B, 15.47%, 3/04/24 .. 118 121
992090093.UG.FTS.B, 16.49%, 3/04/24 .. 357 364
992120686.UG.FTS.B, 17.47%, 3/04/24 .. 178 181
992143275.UG.FTS.B, 17.49%, 3/04/24 .. 178 180

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991980485.UG.FTS.B, 15.47%, 3/07/24 .. $ 166 $ 169
992202710.UG.FTS.B, 16.49%, 3/07/24 .. 16 16
992108231.UG.FTS.B, 15.47%, 3/08/24 .. 1,595 1,622
992130218.UG.FTS.B, 14%, 3/09/24 ..... 129 132
991985141.UG.FTS.B, 15.47%, 3/09/24 .. 375 383
992005925.UG.FTS.B, 15.49%, 3/09/24 .. 143 145
991958571.UG.FTS.B, 16.49%, 3/09/24 .. 244 249
991959643.UG.FTS.B, 17.47%, 3/09/24 .. 163 166
991974781.UG.FTS.B, 17.49%, 3/09/24 .. 223 228
991988243.UG.FTS.B, 19.99%, 3/09/24 .. 65 65
992222150.UG.FTS.B, 19.99%, 3/09/24 .. 11 11
992015582.UG.FTS.B, 25.45%, 3/09/24 .. 104 105
991946573.UG.FTS.B, 28.48%, 3/09/24 .. – –
991947784.UG.FTS.B, 28.48%, 3/09/24 .. 290 295
991971995.UG.FTS.B, 28.48%, 3/09/24 .. 109 109
991972065.UG.FTS.B, 28.48%, 3/09/24 .. 95 96
992025146.UG.FTS.B, 28.48%, 3/09/24 .. 235 236
992058189.UG.FTS.B, 28.48%, 3/09/24 .. 275 277
991953422.UG.FTS.B, 29.48%, 3/09/24 .. 200 203
991958748.UG.FTS.B, 29.48%, 3/09/24 .. 169 171
991981257.UG.FTS.B, 29.48%, 3/09/24 .. 530 534
992023316.UG.FTS.B, 29.48%, 3/09/24 .. 722 733
992083320.UG.FTS.B, 29.48%, 3/09/24 .. 54 53
991947664.UG.FTS.B, 29.49%, 3/09/24 .. 49 49
991947688.UG.FTS.B, 29.49%, 3/09/24 .. 243 247
991948104.UG.FTS.B, 29.49%, 3/09/24 .. 149 152
991949509.UG.FTS.B, 29.49%, 3/09/24 .. 378 383
991949781.UG.FTS.B, 29.49%, 3/09/24 .. 819 826
991951372.UG.FTS.B, 29.49%, 3/09/24 .. 418 54
991952909.UG.FTS.B, 29.49%, 3/09/24 .. 111 110
991953930.UG.FTS.B, 29.49%, 3/09/24 .. 98 100
991954992.UG.FTS.B, 29.49%, 3/09/24 .. 1,601 1,592
991956849.UG.FTS.B, 29.49%, 3/09/24 .. 1,097 1,075
991957564.UG.FTS.B, 29.49%, 3/09/24 .. 52 52
991959995.UG.FTS.B, 29.49%, 3/09/24 .. 489 496
991970332.UG.FTS.B, 29.49%, 3/09/24 .. 76 77
991981108.UG.FTS.B, 29.49%, 3/09/24 .. 100 101
991981726.UG.FTS.B, 29.49%, 3/09/24 .. 245 242
991987950.UG.FTS.B, 29.49%, 3/09/24 .. 48 48
991992833.UG.FTS.B, 29.49%, 3/09/24 .. 155 155
992001036.UG.FTS.B, 29.49%, 3/09/24 .. 271 275
992050277.UG.FTS.B, 29.49%, 3/09/24 .. 117 117
992117049.UG.FTS.B, 29.49%, 3/09/24 .. 116 116
992162012.UG.FTS.B, 29.49%, 3/09/24 .. 107 107
992174960.UG.FTS.B, 29.49%, 3/09/24 .. 29 27
992197311.UG.FTS.B, 29.49%, 3/09/24 .. 76 76
992201836.UG.FTS.B, 29.49%, 3/09/24 .. 193 193
992215166.UG.FTS.B, 29.49%, 3/09/24 .. 15 15
992220983.UG.FTS.B, 29.49%, 3/09/24 .. 19 19
992221524.UG.FTS.B, 29.49%, 3/09/24 .. 19 19
992222373.UG.FTS.B, 29.49%, 3/09/24 .. 5 5
992223265.UG.FTS.B, 29.49%, 3/09/24 .. 37 37
992227421.UG.FTS.B, 29.49%, 3/09/24 .. 1,090 1,081
992227559.UG.FTS.B, 29.49%, 3/09/24 .. 494 493
992054339.UG.FTS.B, 15.47%, 3/10/24 .. 281 287
992133732.UG.FTS.B, 16.49%, 3/10/24 .. 195 199
991983333.UG.FTS.B, 17.49%, 3/10/24 .. 43 44
992054320.UG.FTS.B, 17.49%, 3/10/24 .. 359 365
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991981913.UG.FTS.B, 28.48%, 3/10/24 .. $ 1,282 $ 298
991997335.UG.FTS.B, 28.48%, 3/10/24 .. 179 179
992126369.UG.FTS.B, 28.48%, 3/10/24 .. 634 637
992212961.UG.FTS.B, 28.48%, 3/10/24 .. 42 42
992220904.UG.FTS.B, 28.48%, 3/10/24 .. 38 38
992227005.UG.FTS.B, 28.48%, 3/10/24 .. 109 110
991971742.UG.FTS.B, 29.48%, 3/10/24 .. 155 158
991973313.UG.FTS.B, 29.48%, 3/10/24 .. 567 569
991979174.UG.FTS.B, 29.48%, 3/10/24 .. 1,047 1,064
991989160.UG.FTS.B, 29.48%, 3/10/24 .. 221 224
991992482.UG.FTS.B, 29.48%, 3/10/24 .. 311 316
992107287.UG.FTS.B, 29.48%, 3/10/24 .. 73 74
992152006.UG.FTS.B, 29.48%, 3/10/24 .. 25 25
992223848.UG.FTS.B, 29.48%, 3/10/24 .. 206 207
991954648.UG.FTS.B, 29.49%, 3/10/24 .. 163 164
991957369.UG.FTS.B, 29.49%, 3/10/24 .. 194 196
991963350.UG.FTS.B, 29.49%, 3/10/24 .. 751 762
991971404.UG.FTS.B, 29.49%, 3/10/24 .. 93 92
991972731.UG.FTS.B, 29.49%, 3/10/24 .. 270 273
991977667.UG.FTS.B, 29.49%, 3/10/24 .. 218 220
991992135.UG.FTS.B, 29.49%, 3/10/24 .. 246 246
991998219.UG.FTS.B, 29.49%, 3/10/24 .. 332 330
991999194.UG.FTS.B, 29.49%, 3/10/24 .. 8 8
992009702.UG.FTS.B, 29.49%, 3/10/24 .. 68 69
992028625.UG.FTS.B, 29.49%, 3/10/24 .. 349 346
992050795.UG.FTS.B, 29.49%, 3/10/24 .. 53 53
992065171.UG.FTS.B, 29.49%, 3/10/24 .. 411 409
992082006.UG.FTS.B, 29.49%, 3/10/24 .. 107 107
992122760.UG.FTS.B, 29.49%, 3/10/24 .. 763 755
992161920.UG.FTS.B, 29.49%, 3/10/24 .. 169 170
992197950.UG.FTS.B, 29.49%, 3/10/24 .. 155 155
992221255.UG.FTS.B, 29.49%, 3/10/24 .. 50 4
992221871.UG.FTS.B, 29.49%, 3/10/24 .. 77 77
992222057.UG.FTS.B, 29.49%, 3/10/24 .. 120 119
992224276.UG.FTS.B, 29.49%, 3/10/24 .. 105 25
992224418.UG.FTS.B, 29.49%, 3/10/24 .. 152 151
992227731.UG.FTS.B, 29.49%, 3/10/24 .. 636 637
992229605.UG.FTS.B, 29.49%, 3/10/24 .. 102 24
992232310.UG.FTS.B, 29.49%, 3/10/24 .. 125 125
992236188.UG.FTS.B, 29.49%, 3/10/24 .. 28 28
992076578.UG.FTS.B, 19.99%, 3/11/24 .. 57 58
992119104.UG.FTS.B, 19.99%, 3/11/24 .. 431 438
992122000.UG.FTS.B, 19.99%, 3/11/24 .. 134 136
992160225.UG.FTS.B, 19.99%, 3/11/24 .. 870 879
992186911.UG.FTS.B, 19.99%, 3/11/24 .. 743 745
992208649.UG.FTS.B, 19.99%, 3/11/24 .. 418 419
992247145.UG.FTS.B, 21.48%, 3/11/24 .. 300 21
992009208.UG.FTS.B, 25.44%, 3/11/24 .. 1,921 1,947
992027372.UG.FTS.B, 25.44%, 3/11/24 .. 47 47
991990614.UG.FTS.B, 25.45%, 3/11/24 .. 71 (1)
992091791.UG.FTS.B, 25.45%, 3/11/24 .. 544 551
992198907.UG.FTS.B, 25.45%, 3/11/24 .. 59 60
991980660.UG.FTS.B, 26.44%, 3/11/24 .. 222 225
991992817.UG.FTS.B, 26.44%, 3/11/24 .. 55 55
991995915.UG.FTS.B, 26.44%, 3/11/24 .. 217 49
992113363.UG.FTS.B, 27.95%, 3/11/24 .. 13 13
992219283.UG.FTS.B, 27.95%, 3/11/24 .. 450 451
992227499.UG.FTS.B, 27.95%, 3/11/24 .. 32 33

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991969535.UG.FTS.B, 27.99%, 3/11/24 .. $ 712 $ 724
991972106.UG.FTS.B, 28.48%, 3/11/24 .. 24 24
991980673.UG.FTS.B, 28.48%, 3/11/24 .. 268 271
991991246.UG.FTS.B, 28.48%, 3/11/24 .. 0 0
991995931.UG.FTS.B, 28.48%, 3/11/24 .. 33 33
991998635.UG.FTS.B, 28.48%, 3/11/24 .. 12 12
992003524.UG.FTS.B, 28.48%, 3/11/24 .. 550 559
992007967.UG.FTS.B, 28.48%, 3/11/24 .. 26 26
992015983.UG.FTS.B, 28.48%, 3/11/24 .. 61 (2)
992025302.UG.FTS.B, 28.48%, 3/11/24 .. 263 267
992046363.UG.FTS.B, 28.48%, 3/11/24 .. 592 602
992046813.UG.FTS.B, 28.48%, 3/11/24 .. 743 756
992057368.UG.FTS.B, 28.48%, 3/11/24 .. 1,816 1,831
992069996.UG.FTS.B, 28.48%, 3/11/24 .. 37 37
992074328.UG.FTS.B, 28.48%, 3/11/24 .. 615 620
992081909.UG.FTS.B, 28.48%, 3/11/24 .. 70 71
992092446.UG.FTS.B, 28.48%, 3/11/24 .. 69 70
992094602.UG.FTS.B, 28.48%, 3/11/24 .. 88 62
992108714.UG.FTS.B, 28.48%, 3/11/24 .. 68 69
992118963.UG.FTS.B, 28.48%, 3/11/24 .. 24 11
992122493.UG.FTS.B, 28.48%, 3/11/24 .. 408 412
992146186.UG.FTS.B, 28.48%, 3/11/24 .. 130 132
992156171.UG.FTS.B, 28.48%, 3/11/24 .. 91 93
992159674.UG.FTS.B, 28.48%, 3/11/24 .. 72 72
992176013.UG.FTS.B, 28.48%, 3/11/24 .. 155 20
992182219.UG.FTS.B, 28.48%, 3/11/24 .. 260 258
992184956.UG.FTS.B, 28.48%, 3/11/24 .. 2,707 2,695
992201771.UG.FTS.B, 28.48%, 3/11/24 .. 183 182
992222674.UG.FTS.B, 28.48%, 3/11/24 .. 57 58
992222974.UG.FTS.B, 28.48%, 3/11/24 .. 20 20
992225742.UG.FTS.B, 28.48%, 3/11/24 .. 1 1
991962422.UG.FTS.B, 29.45%, 3/11/24 .. 38 38
992001356.UG.FTS.B, 29.45%, 3/11/24 .. 663 673
992020175.UG.FTS.B, 29.45%, 3/11/24 .. 61 61
992124536.UG.FTS.B, 29.45%, 3/11/24 .. 28 28
991963803.UG.FTS.B, 29.46%, 3/11/24 .. 72 73
992009326.UG.FTS.B, 29.46%, 3/11/24 .. 436 442
992024303.UG.FTS.B, 29.46%, 3/11/24 .. 39 39
992091528.UG.FTS.B, 29.46%, 3/11/24 .. 82 83
991967970.UG.FTS.B, 29.47%, 3/11/24 .. 131 130
991976338.UG.FTS.B, 29.47%, 3/11/24 .. 769 777
992012412.UG.FTS.B, 29.47%, 3/11/24 .. 189 192
992012694.UG.FTS.B, 29.47%, 3/11/24 .. 40 40
992042505.UG.FTS.B, 29.47%, 3/11/24 .. 31 31
992056001.UG.FTS.B, 29.47%, 3/11/24 .. 32 32
992065461.UG.FTS.B, 29.47%, 3/11/24 .. 6 6
992092631.UG.FTS.B, 29.47%, 3/11/24 .. 455 462
992096495.UG.FTS.B, 29.47%, 3/11/24 .. 22 22
992100276.UG.FTS.B, 29.47%, 3/11/24 .. 17 17
991964858.UG.FTS.B, 29.48%, 3/11/24 .. 83 84
991977266.UG.FTS.B, 29.48%, 3/11/24 .. 266 270
991989904.UG.FTS.B, 29.48%, 3/11/24 .. 616 626
991996534.UG.FTS.B, 29.48%, 3/11/24 .. 47 46
991998539.UG.FTS.B, 29.48%, 3/11/24 .. 301 71
992000949.UG.FTS.B, 29.48%, 3/11/24 .. 58 59
992003825.UG.FTS.B, 29.48%, 3/11/24 .. 184 186
992011088.UG.FTS.B, 29.48%, 3/11/24 .. 69 69
992012066.UG.FTS.B, 29.48%, 3/11/24 .. 42 42
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992044505.UG.FTS.B, 29.48%, 3/11/24 .. $ 73 $ 74
992062783.UG.FTS.B, 29.48%, 3/11/24 .. 97 98
992064547.UG.FTS.B, 29.48%, 3/11/24 .. 43 43
992068921.UG.FTS.B, 29.48%, 3/11/24 .. 192 194
992075618.UG.FTS.B, 29.48%, 3/11/24 .. 217 218
992078333.UG.FTS.B, 29.48%, 3/11/24 .. 132 134
992081960.UG.FTS.B, 29.48%, 3/11/24 .. 199 200
992090036.UG.FTS.B, 29.48%, 3/11/24 .. 114 116
992110796.UG.FTS.B, 29.48%, 3/11/24 .. 57 8
992126882.UG.FTS.B, 29.48%, 3/11/24 .. 182 185
992170007.UG.FTS.B, 29.48%, 3/11/24 .. 49 49
992190424.UG.FTS.B, 29.48%, 3/11/24 .. 149 148
992205927.UG.FTS.B, 29.48%, 3/11/24 .. 136 9
992211041.UG.FTS.B, 29.48%, 3/11/24 .. 86 85
992211077.UG.FTS.B, 29.48%, 3/11/24 .. 101 102
992219279.UG.FTS.B, 29.48%, 3/11/24 .. 291 37
992219602.UG.FTS.B, 29.48%, 3/11/24 .. 280 205
992229844.UG.FTS.B, 29.48%, 3/11/24 .. 88 88
991963105.UG.FTS.B, 29.49%, 3/11/24 .. 1,330 1,350
991964603.UG.FTS.B, 29.49%, 3/11/24 .. 175 43
991966512.UG.FTS.B, 29.49%, 3/11/24 .. 276 280
991966824.UG.FTS.B, 29.49%, 3/11/24 .. 4 3
991967449.UG.FTS.B, 29.49%, 3/11/24 .. 72 71
991967902.UG.FTS.B, 29.49%, 3/11/24 .. 43 14
991967978.UG.FTS.B, 29.49%, 3/11/24 .. 345 348
991968169.UG.FTS.B, 29.49%, 3/11/24 .. 60 60
991968274.UG.FTS.B, 29.49%, 3/11/24 .. 6 6
991969299.UG.FTS.B, 29.49%, 3/11/24 .. 76 75
991969632.UG.FTS.B, 29.49%, 3/11/24 .. 19 19
991969680.UG.FTS.B, 29.49%, 3/11/24 .. 83 84
991970269.UG.FTS.B, 29.49%, 3/11/24 .. 40 40
991970801.UG.FTS.B, 29.49%, 3/11/24 .. 536 542
991970831.UG.FTS.B, 29.49%, 3/11/24 .. 129 130
991970872.UG.FTS.B, 29.49%, 3/11/24 .. 4 4
991971719.UG.FTS.B, 29.49%, 3/11/24 .. 112 112
991971759.UG.FTS.B, 29.49%, 3/11/24 .. 125 125
991972297.UG.FTS.B, 29.49%, 3/11/24 .. 108 7
991972580.UG.FTS.B, 29.49%, 3/11/24 .. 302 40
991973120.UG.FTS.B, 29.49%, 3/11/24 .. 234 238
991973597.UG.FTS.B, 29.49%, 3/11/24 .. 235 238
991973615.UG.FTS.B, 29.49%, 3/11/24 .. 27 27
991974108.UG.FTS.B, 29.49%, 3/11/24 .. 7 7
991974206.UG.FTS.B, 29.49%, 3/11/24 .. 17 17
991974386.UG.FTS.B, 29.49%, 3/11/24 .. 76 77
991975594.UG.FTS.B, 29.49%, 3/11/24 .. 66 67
991975944.UG.FTS.B, 29.49%, 3/11/24 .. 241 31
991977148.UG.FTS.B, 29.49%, 3/11/24 .. 43 43
991977272.UG.FTS.B, 29.49%, 3/11/24 .. 11 11
991977340.UG.FTS.B, 29.49%, 3/11/24 .. 51 51
991977900.UG.FTS.B, 29.49%, 3/11/24 .. 44 44
991978192.UG.FTS.B, 29.49%, 3/11/24 .. 47 48
991978339.UG.FTS.B, 29.49%, 3/11/24 .. 80 80
991978925.UG.FTS.B, 29.49%, 3/11/24 .. 6 6
991979139.UG.FTS.B, 29.49%, 3/11/24 .. 22 22
991980423.UG.FTS.B, 29.49%, 3/11/24 .. 14 14
991980546.UG.FTS.B, 29.49%, 3/11/24 .. 20 20
991980561.UG.FTS.B, 29.49%, 3/11/24 .. 334 256
991980760.UG.FTS.B, 29.49%, 3/11/24 .. 70 71

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991981240.UG.FTS.B, 29.49%, 3/11/24 .. $ 43 $ 3
991981361.UG.FTS.B, 29.49%, 3/11/24 .. 177 179
991981798.UG.FTS.B, 29.49%, 3/11/24 .. 442 446
991981843.UG.FTS.B, 29.49%, 3/11/24 .. 216 219
991981980.UG.FTS.B, 29.49%, 3/11/24 .. 50 49
991982907.UG.FTS.B, 29.49%, 3/11/24 .. 236 234
991984128.UG.FTS.B, 29.49%, 3/11/24 .. 373 377
991986133.UG.FTS.B, 29.49%, 3/11/24 .. 2,298 2,321
991988264.UG.FTS.B, 29.49%, 3/11/24 .. 299 298
991988472.UG.FTS.B, 29.49%, 3/11/24 .. 137 139
991989435.UG.FTS.B, 29.49%, 3/11/24 .. 30 30
991991486.UG.FTS.B, 29.49%, 3/11/24 .. 41 41
991991666.UG.FTS.B, 29.49%, 3/11/24 .. 1,349 1,361
991991892.UG.FTS.B, 29.49%, 3/11/24 .. 53 53
991991939.UG.FTS.B, 29.49%, 3/11/24 .. – –
991992026.UG.FTS.B, 29.49%, 3/11/24 .. 360 361
991992155.UG.FTS.B, 29.49%, 3/11/24 .. 13 6
991993337.UG.FTS.B, 29.49%, 3/11/24 .. 15 15
991995076.UG.FTS.B, 29.49%, 3/11/24 .. 31 31
991995418.UG.FTS.B, 29.49%, 3/11/24 .. 38 38
991995732.UG.FTS.B, 29.49%, 3/11/24 .. 121 123
991995935.UG.FTS.B, 29.49%, 3/11/24 .. 144 143
991996240.UG.FTS.B, 29.49%, 3/11/24 .. 15 15
991996472.UG.FTS.B, 29.49%, 3/11/24 .. 17 17
991996702.UG.FTS.B, 29.49%, 3/11/24 .. 74 75
991997571.UG.FTS.B, 29.49%, 3/11/24 .. 166 164
991997903.UG.FTS.B, 29.49%, 3/11/24 .. 52 53
991998856.UG.FTS.B, 29.49%, 3/11/24 .. 52 52
992000404.UG.FTS.B, 29.49%, 3/11/24 .. 103 104
992001112.UG.FTS.B, 29.49%, 3/11/24 ... 232 235
992001404.UG.FTS.B, 29.49%, 3/11/24 .. 57 57
992003469.UG.FTS.B, 29.49%, 3/11/24 .. 34 34
992004426.UG.FTS.B, 29.49%, 3/11/24 .. 119 121
992004460.UG.FTS.B, 29.49%, 3/11/24 .. 95 23
992004888.UG.FTS.B, 29.49%, 3/11/24 .. 110 110
992006161.UG.FTS.B, 29.49%, 3/11/24 .. 157 160
992006199.UG.FTS.B, 29.49%, 3/11/24 .. 34 33
992006952.UG.FTS.B, 29.49%, 3/11/24 .. 43 38
992007872.UG.FTS.B, 29.49%, 3/11/24 .. 20 20
992008307.UG.FTS.B, 29.49%, 3/11/24 .. 38 39
992008327.UG.FTS.B, 29.49%, 3/11/24 .. 87 86
992009466.UG.FTS.B, 29.49%, 3/11/24 .. 157 21
992010608.UG.FTS.B, 29.49%, 3/11/24 .. 53 54
992012044.UG.FTS.B, 29.49%, 3/11/24 .. 85 84
992013145.UG.FTS.B, 29.49%, 3/11/24 .. 141 139
992013783.UG.FTS.B, 29.49%, 3/11/24 .. 116 114
992016212.UG.FTS.B, 29.49%, 3/11/24 .. 59 59
992017380.UG.FTS.B, 29.49%, 3/11/24 .. 32 32
992017553.UG.FTS.B, 29.49%, 3/11/24 .. 352 352
992017646.UG.FTS.B, 29.49%, 3/11/24 .. 138 139
992017937.UG.FTS.B, 29.49%, 3/11/24 .. 73 10
992019470.UG.FTS.B, 29.49%, 3/11/24 .. 176 178
992020526.UG.FTS.B, 29.49%, 3/11/24 .. 54 17
992021215.UG.FTS.B, 29.49%, 3/11/24 .. 122 123
992021735.UG.FTS.B, 29.49%, 3/11/24 .. – –
992022443.UG.FTS.B, 29.49%, 3/11/24 .. 13 13
992023585.UG.FTS.B, 29.49%, 3/11/24 .. 205 203
992024142.UG.FTS.B, 29.49%, 3/11/24 .. 252 255
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992024260.UG.FTS.B, 29.49%, 3/11/24 .. $ 355 $ 360
992024434.UG.FTS.B, 29.49%, 3/11/24 .. 74 72
992026353.UG.FTS.B, 29.49%, 3/11/24 .. 170 171
992027759.UG.FTS.B, 29.49%, 3/11/24 .. 55 55
992028242.UG.FTS.B, 29.49%, 3/11/24 .. 55 56
992028484.UG.FTS.B, 29.49%, 3/11/24 .. 25 11
992028954.UG.FTS.B, 29.49%, 3/11/24 .. 23 23
992029501.UG.FTS.B, 29.49%, 3/11/24 .. 84 85
992030279.UG.FTS.B, 29.49%, 3/11/24 .. 76 77
992031818.UG.FTS.B, 29.49%, 3/11/24 .. 28 28
992032044.UG.FTS.B, 29.49%, 3/11/24 .. 26 25
992032073.UG.FTS.B, 29.49%, 3/11/24 .. 125 126
992033526.UG.FTS.B, 29.49%, 3/11/24 .. 100 102
992036879.UG.FTS.B, 29.49%, 3/11/24 .. 84 83
992037439.UG.FTS.B, 29.49%, 3/11/24 .. 166 163
992038432.UG.FTS.B, 29.49%, 3/11/24 .. 273 275
992038753.UG.FTS.B, 29.49%, 3/11/24 .. 330 331
992040681.UG.FTS.B, 29.49%, 3/11/24 .. 150 151
992041084.UG.FTS.B, 29.49%, 3/11/24 .. 66 66
992041487.UG.FTS.B, 29.49%, 3/11/24 .. 15 15
992041709.UG.FTS.B, 29.49%, 3/11/24 .. 49 49
992042589.UG.FTS.B, 29.49%, 3/11/24 .. 39 39
992043326.UG.FTS.B, 29.49%, 3/11/24 .. 205 207
992044025.UG.FTS.B, 29.49%, 3/11/24 .. 25 25
992046080.UG.FTS.B, 29.49%, 3/11/24 .. 99 100
992046775.UG.FTS.B, 29.49%, 3/11/24 .. 307 305
992048481.UG.FTS.B, 29.49%, 3/11/24 .. 107 108
992048623.UG.FTS.B, 29.49%, 3/11/24 .. 183 185
992052684.UG.FTS.B, 29.49%, 3/11/24 .. 236 239
992058939.UG.FTS.B, 29.49%, 3/11/24 .. 172 174
992061984.UG.FTS.B, 29.49%, 3/11/24 .. 80 81
992062881.UG.FTS.B, 29.49%, 3/11/24 .. 536 543
992063046.UG.FTS.B, 29.49%, 3/11/24 .. 367 365
992064330.UG.FTS.B, 29.49%, 3/11/24 .. 62 62
992064505.UG.FTS.B, 29.49%, 3/11/24 .. 229 232
992065376.UG.FTS.B, 29.49%, 3/11/24 .. 51 50
992065487.UG.FTS.B, 29.49%, 3/11/24 .. 129 130
992068411.UG.FTS.B, 29.49%, 3/11/24 .. 50 50
992069413.UG.FTS.B, 29.49%, 3/11/24 .. 477 479
992070602.UG.FTS.B, 29.49%, 3/11/24 .. 59 59
992071220.UG.FTS.B, 29.49%, 3/11/24 .. 24 24
992072610.UG.FTS.B, 29.49%, 3/11/24 .. 104 105
992073541.UG.FTS.B, 29.49%, 3/11/24 .. 102 101
992075019.UG.FTS.B, 29.49%, 3/11/24 .. 41 41
992075123.UG.FTS.B, 29.49%, 3/11/24 .. 472 477
992075979.UG.FTS.B, 29.49%, 3/11/24 .. 6 6
992079817.UG.FTS.B, 29.49%, 3/11/24 .. 196 197
992080367.UG.FTS.B, 29.49%, 3/11/24 .. 104 105
992082784.UG.FTS.B, 29.49%, 3/11/24 .. 174 176
992082907.UG.FTS.B, 29.49%, 3/11/24 .. 135 101
992084199.UG.FTS.B, 29.49%, 3/11/24 .. 199 198
992085348.UG.FTS.B, 29.49%, 3/11/24 .. 255 259
992086933.UG.FTS.B, 29.49%, 3/11/24 .. 48 48
992088550.UG.FTS.B, 29.49%, 3/11/24 .. 39 38
992088919.UG.FTS.B, 29.49%, 3/11/24 .. 90 91
992091878.UG.FTS.B, 29.49%, 3/11/24 .. 910 919
992091949.UG.FTS.B, 29.49%, 3/11/24 .. 1,071 1,073
992095090.UG.FTS.B, 29.49%, 3/11/24 .. 36 36

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992095656.UG.FTS.B, 29.49%, 3/11/24 .. $ 42 $ 42
992096631.UG.FTS.B, 29.49%, 3/11/24 .. 11 10
992098093.UG.FTS.B, 29.49%, 3/11/24 .. 16 15
992100022.UG.FTS.B, 29.49%, 3/11/24 .. 56 56
992101184.UG.FTS.B, 29.49%, 3/11/24 .. 82 83
992104947.UG.FTS.B, 29.49%, 3/11/24 .. 97 13
992107139.UG.FTS.B, 29.49%, 3/11/24 .. 46 46
992108065.UG.FTS.B, 29.49%, 3/11/24 .. 75 75
992110531.UG.FTS.B, 29.49%, 3/11/24 .. 65 65
992113578.UG.FTS.B, 29.49%, 3/11/24 .. 78 79
992115212.UG.FTS.B, 29.49%, 3/11/24 .. 87 89
992116545.UG.FTS.B, 29.49%, 3/11/24 .. 71 57
992118667.UG.FTS.B, 29.49%, 3/11/24 .. 164 166
992119262.UG.FTS.B, 29.49%, 3/11/24 .. 543 548
992123247.UG.FTS.B, 29.49%, 3/11/24 .. 904 898
992123631.UG.FTS.B, 29.49%, 3/11/24 .. 454 457
992123633.UG.FTS.B, 29.49%, 3/11/24 .. 363 368
992127188.UG.FTS.B, 29.49%, 3/11/24 .. 244 247
992127206.UG.FTS.B, 29.49%, 3/11/24 .. 51 51
992129585.UG.FTS.B, 29.49%, 3/11/24 .. 26 26
992131003.UG.FTS.B, 29.49%, 3/11/24 .. 122 123
992131523.UG.FTS.B, 29.49%, 3/11/24 .. 115 116
992132207.UG.FTS.B, 29.49%, 3/11/24 .. 494 489
992139676.UG.FTS.B, 29.49%, 3/11/24 .. 67 68
992141229.UG.FTS.B, 29.49%, 3/11/24 .. 37 37
992145134.UG.FTS.B, 29.49%, 3/11/24 .. 36 36
992145666.UG.FTS.B, 29.49%, 3/11/24 .. 52 52
992149062.UG.FTS.B, 29.49%, 3/11/24 .. 152 152
992149476.UG.FTS.B, 29.49%, 3/11/24 .. 121 122
992149734.UG.FTS.B, 29.49%, 3/11/24 .. 56 56
992152643.UG.FTS.B, 29.49%, 3/11/24 .. 48 48
992153056.UG.FTS.B, 29.49%, 3/11/24 .. 64 65
992153419.UG.FTS.B, 29.49%, 3/11/24 .. 142 140
992154283.UG.FTS.B, 29.49%, 3/11/24 .. 116 116
992155445.UG.FTS.B, 29.49%, 3/11/24 .. 98 97
992156484.UG.FTS.B, 29.49%, 3/11/24 .. 453 457
992160244.UG.FTS.B, 29.49%, 3/11/24 .. 44 44
992164780.UG.FTS.B, 29.49%, 3/11/24 .. 5 5
992165322.UG.FTS.B, 29.49%, 3/11/24 .. 68 69
992166067.UG.FTS.B, 29.49%, 3/11/24 .. 306 304
992166895.UG.FTS.B, 29.49%, 3/11/24 .. 2,920 2,895
992169000.UG.FTS.B, 29.49%, 3/11/24 .. 599 604
992170730.UG.FTS.B, 29.49%, 3/11/24 .. 5 5
992174667.UG.FTS.B, 29.49%, 3/11/24 .. 69 70
992177545.UG.FTS.B, 29.49%, 3/11/24 .. 181 183
992180069.UG.FTS.B, 29.49%, 3/11/24 .. 3 3
992182624.UG.FTS.B, 29.49%, 3/11/24 .. 18 18
992183149.UG.FTS.B, 29.49%, 3/11/24 .. 117 117
992186675.UG.FTS.B, 29.49%, 3/11/24 .. 104 103
992193276.UG.FTS.B, 29.49%, 3/11/24 .. 438 432
992199339.UG.FTS.B, 29.49%, 3/11/24 .. 11 11
992199688.UG.FTS.B, 29.49%, 3/11/24 .. 85 86
992201602.UG.FTS.B, 29.49%, 3/11/24 .. 38 38
992204477.UG.FTS.B, 29.49%, 3/11/24 .. 13 13
992206791.UG.FTS.B, 29.49%, 3/11/24 .. 47 47
992216140.UG.FTS.B, 29.49%, 3/11/24 .. 33 33
992216404.UG.FTS.B, 29.49%, 3/11/24 .. 20 20
992217346.UG.FTS.B, 29.49%, 3/11/24 .. 60 60
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992219945.UG.FTS.B, 29.49%, 3/11/24 .. $ 268 $ 266
992219983.UG.FTS.B, 29.49%, 3/11/24 .. 450 450
992228039.UG.FTS.B, 29.49%, 3/11/24 .. 89 89
992231918.UG.FTS.B, 29.49%, 3/11/24 .. 29 2
992233205.UG.FTS.B, 29.49%, 3/11/24 .. 75 74
992235445.UG.FTS.B, 29.49%, 3/11/24 .. 14 14
992236288.UG.FTS.B, 29.49%, 3/11/24 .. 94 94
992236325.UG.FTS.B, 29.49%, 3/11/24 .. 31 31
992237544.UG.FTS.B, 29.49%, 3/11/24 .. 59 60
992248438.UG.FTS.B, 29.49%, 3/11/24 .. 90 90
992248545.UG.FTS.B, 29.49%, 3/11/24 .. 449 446
991979939.UG.FTS.B, 19.99%, 3/12/24 .. 502 506
992015645.UG.FTS.B, 19.99%, 3/12/24 .. 276 280
992046704.UG.FTS.B, 19.99%, 3/12/24 .. 97 98
992059972.UG.FTS.B, 19.99%, 3/12/24 .. 322 40
992099670.UG.FTS.B, 19.99%, 3/12/24 .. 429 433
992222823.UG.FTS.B, 19.99%, 3/12/24 .. 213 214
992255974.UG.FTS.B, 19.99%, 3/12/24 .. 287 206
991992429.UG.FTS.B, 25.44%, 3/12/24 .. 624 632
992006543.UG.FTS.B, 25.44%, 3/12/24 .. 198 200
992100194.UG.FTS.B, 25.44%, 3/12/24 .. 42 42
991991960.UG.FTS.B, 25.45%, 3/12/24 .. 212 214
992054986.UG.FTS.B, 25.45%, 3/12/24 .. 52 52
992020392.UG.FTS.B, 26.44%, 3/12/24 .. 394 399
992058481.UG.FTS.B, 26.44%, 3/12/24 .. 219 221
992074704.UG.FTS.B, 26.44%, 3/12/24 .. 237 237
992147248.UG.FTS.B, 26.44%, 3/12/24 .. 185 187
992080734.UG.FTS.B, 27.95%, 3/12/24 .. 118 120
992085869.UG.FTS.B, 27.95%, 3/12/24 .. 55 55
992117107.UG.FTS.B, 27.95%, 3/12/24 .. 91 91
992236108.UG.FTS.B, 27.95%, 3/12/24 .. 539 541
991987493.UG.FTS.B, 27.99%, 3/12/24 .. 42 42
992032531.UG.FTS.B, 27.99%, 3/12/24 .. 147 146
992211131.UG.FTS.B, 27.99%, 3/12/24 .. 192 193
991976901.UG.FTS.B, 28.48%, 3/12/24 .. 37 37
991977471.UG.FTS.B, 28.48%, 3/12/24 .. 449 452
991977706.UG.FTS.B, 28.48%, 3/12/24 .. 36 36
991978899.UG.FTS.B, 28.48%, 3/12/24 .. 121 120
991979008.UG.FTS.B, 28.48%, 3/12/24 .. 68 17
991980426.UG.FTS.B, 28.48%, 3/12/24 .. 79 80
991980478.UG.FTS.B, 28.48%, 3/12/24 .. 498 507
991980970.UG.FTS.B, 28.48%, 3/12/24 .. 91 92
991981861.UG.FTS.B, 28.48%, 3/12/24 .. 269 274
991987023.UG.FTS.B, 28.48%, 3/12/24 .. 20 20
991988330.UG.FTS.B, 28.48%, 3/12/24 .. 37 37
991991514.UG.FTS.B, 28.48%, 3/12/24 .. 177 177
991991944.UG.FTS.B, 28.48%, 3/12/24 .. 123 122
991993059.UG.FTS.B, 28.48%, 3/12/24 .. 563 572
991994714.UG.FTS.B, 28.48%, 3/12/24 .. 344 350
991994891.UG.FTS.B, 28.48%, 3/12/24 .. 7 7
991995099.UG.FTS.B, 28.48%, 3/12/24 .. 918 934
991995989.UG.FTS.B, 28.48%, 3/12/24 .. 0 0
992004628.UG.FTS.B, 28.48%, 3/12/24 .. 27 27
992016115.UG.FTS.B, 28.48%, 3/12/24 .. 187 190
992016216.UG.FTS.B, 28.48%, 3/12/24 .. 75 74
992018556.UG.FTS.B, 28.48%, 3/12/24 .. 29 29
992019599.UG.FTS.B, 28.48%, 3/12/24 .. 156 159
992023123.UG.FTS.B, 28.48%, 3/12/24 .. 17 17

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992036961.UG.FTS.B, 28.48%, 3/12/24 .. $ 452 $ 460
992041058.UG.FTS.B, 28.48%, 3/12/24 .. 276 281
992052838.UG.FTS.B, 28.48%, 3/12/24 .. 192 191
992060933.UG.FTS.B, 28.48%, 3/12/24 .. 404 410
992061707.UG.FTS.B, 28.48%, 3/12/24 .. 278 282
992064423.UG.FTS.B, 28.48%, 3/12/24 .. 197 200
992072075.UG.FTS.B, 28.48%, 3/12/24 .. 24 24
992080168.UG.FTS.B, 28.48%, 3/12/24 .. 117 119
992089711.UG.FTS.B, 28.48%, 3/12/24 .. 318 321
992103624.UG.FTS.B, 28.48%, 3/12/24 .. 10 10
992108074.UG.FTS.B, 28.48%, 3/12/24 .. 526 529
992128465.UG.FTS.B, 28.48%, 3/12/24 .. 108 110
992140378.UG.FTS.B, 28.48%, 3/12/24 .. 1,349 1,360
992144496.UG.FTS.B, 28.48%, 3/12/24 .. 35 36
992175403.UG.FTS.B, 28.48%, 3/12/24 .. 20 20
992227904.UG.FTS.B, 28.48%, 3/12/24 .. 234 235
992245487.UG.FTS.B, 28.48%, 3/12/24 .. 122 123
992246160.UG.FTS.B, 28.48%, 3/12/24 .. 33 33
991981348.UG.FTS.B, 29.45%, 3/12/24 .. 149 151
991995494.UG.FTS.B, 29.45%, 3/12/24 .. 700 44
992082848.UG.FTS.B, 29.45%, 3/12/24 .. 300 19
991987006.UG.FTS.B, 29.46%, 3/12/24 .. 496 504
991987727.UG.FTS.B, 29.46%, 3/12/24 .. 497 501
991992389.UG.FTS.B, 29.46%, 3/12/24 .. 452 459
991996396.UG.FTS.B, 29.46%, 3/12/24 .. 27 27
992009087.UG.FTS.B, 29.46%, 3/12/24 .. 11 4
992020912.UG.FTS.B, 29.46%, 3/12/24 .. 212 215
992081974.UG.FTS.B, 29.46%, 3/12/24 .. 50 49
992132121.UG.FTS.B, 29.46%, 3/12/24 .. 182 184
992154064.UG.FTS.B, 29.46%, 3/12/24 .. 50 50
991976832.UG.FTS.B, 29.47%, 3/12/24 .. 363 366
991977637.UG.FTS.B, 29.47%, 3/12/24 .. 318 317
991994314.UG.FTS.B, 29.47%, 3/12/24 .. 276 280
991994604.UG.FTS.B, 29.47%, 3/12/24 .. 417 422
992005091.UG.FTS.B, 29.47%, 3/12/24 .. 180 183
992015999.UG.FTS.B, 29.47%, 3/12/24 .. 182 184
992028157.UG.FTS.B, 29.47%, 3/12/24 .. 608 609
992030117.UG.FTS.B, 29.47%, 3/12/24 .. 55 56
992039831.UG.FTS.B, 29.47%, 3/12/24 .. 21 9
992104564.UG.FTS.B, 29.47%, 3/12/24 .. 555 561
991979541.UG.FTS.B, 29.48%, 3/12/24 .. 58 59
991983715.UG.FTS.B, 29.48%, 3/12/24 .. 153 37
991984737.UG.FTS.B, 29.48%, 3/12/24 .. 78 20
991985582.UG.FTS.B, 29.48%, 3/12/24 .. 341 345
991987652.UG.FTS.B, 29.48%, 3/12/24 .. 101 101
991990427.UG.FTS.B, 29.48%, 3/12/24 .. 646 654
991991716.UG.FTS.B, 29.48%, 3/12/24 .. 890 897
991993848.UG.FTS.B, 29.48%, 3/12/24 .. 1,839 1,864
991994214.UG.FTS.B, 29.48%, 3/12/24 .. 952 229
991994388.UG.FTS.B, 29.48%, 3/12/24 .. 774 777
991995559.UG.FTS.B, 29.48%, 3/12/24 .. 600 605
991996189.UG.FTS.B, 29.48%, 3/12/24 .. 113 15
991996938.UG.FTS.B, 29.48%, 3/12/24 .. 172 174
991999159.UG.FTS.B, 29.48%, 3/12/24 .. 52 53
992001263.UG.FTS.B, 29.48%, 3/12/24 .. 442 445
992007739.UG.FTS.B, 29.48%, 3/12/24 .. 174 176
992007923.UG.FTS.B, 29.48%, 3/12/24 .. 170 43
992011064.UG.FTS.B, 29.48%, 3/12/24 .. 46 46
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992020199.UG.FTS.B, 29.48%, 3/12/24 .. $ 17 $ 17
992025153.UG.FTS.B, 29.48%, 3/12/24 .. 11 11
992033875.UG.FTS.B, 29.48%, 3/12/24 .. 394 400
992036981.UG.FTS.B, 29.48%, 3/12/24 .. 83 84
992041049.UG.FTS.B, 29.48%, 3/12/24 .. 51 51
992048219.UG.FTS.B, 29.48%, 3/12/24 .. 375 378
992050910.UG.FTS.B, 29.48%, 3/12/24 .. 28 28
992060552.UG.FTS.B, 29.48%, 3/12/24 .. 5 5
992061894.UG.FTS.B, 29.48%, 3/12/24 .. 32 32
992061952.UG.FTS.B, 29.48%, 3/12/24 .. 59 59
992068922.UG.FTS.B, 29.48%, 3/12/24 .. 38 39
992084622.UG.FTS.B, 29.48%, 3/12/24 .. 25 25
992091748.UG.FTS.B, 29.48%, 3/12/24 .. 297 301
992092709.UG.FTS.B, 29.48%, 3/12/24 .. 911 926
992096720.UG.FTS.B, 29.48%, 3/12/24 .. 55 55
992103724.UG.FTS.B, 29.48%, 3/12/24 .. 257 261
992116109.UG.FTS.B, 29.48%, 3/12/24 .. 338 344
992118789.UG.FTS.B, 29.48%, 3/12/24 .. 9 9
992155636.UG.FTS.B, 29.48%, 3/12/24 .. 172 178
992159021.UG.FTS.B, 29.48%, 3/12/24 .. 453 460
992175762.UG.FTS.B, 29.48%, 3/12/24 .. 17 17
992186587.UG.FTS.B, 29.48%, 3/12/24 .. 247 248
992200375.UG.FTS.B, 29.48%, 3/12/24 .. 8 8
992219600.UG.FTS.B, 29.48%, 3/12/24 .. 85 84
991975407.UG.FTS.B, 29.49%, 3/12/24 .. 100 13
991976697.UG.FTS.B, 29.49%, 3/12/24 .. 86 87
991976932.UG.FTS.B, 29.49%, 3/12/24 .. 212 210
991977110.UG.FTS.B, 29.49%, 3/12/24 .. 90 90
991977223.UG.FTS.B, 29.49%, 3/12/24 .. 53 53
991977541.UG.FTS.B, 29.49%, 3/12/24 .. 90 91
991977601.UG.FTS.B, 29.49%, 3/12/24 .. 28 11
991977618.UG.FTS.B, 29.49%, 3/12/24 .. 253 188
991979307.UG.FTS.B, 29.49%, 3/12/24 .. 33 33
991979632.UG.FTS.B, 29.49%, 3/12/24 .. 79 20
991980627.UG.FTS.B, 29.49%, 3/12/24 .. 241 243
991981018.UG.FTS.B, 29.49%, 3/12/24 .. 87 6
991982216.UG.FTS.B, 29.49%, 3/12/24 .. 74 74
991982957.UG.FTS.B, 29.49%, 3/12/24 .. 149 151
991983238.UG.FTS.B, 29.49%, 3/12/24 .. 85 85
991983851.UG.FTS.B, 29.49%, 3/12/24 .. 139 140
991984776.UG.FTS.B, 29.49%, 3/12/24 .. 163 164
991985169.UG.FTS.B, 29.49%, 3/12/24 .. 92 93
991985629.UG.FTS.B, 29.49%, 3/12/24 .. 220 16
991986842.UG.FTS.B, 29.49%, 3/12/24 .. 589 141
991987304.UG.FTS.B, 29.49%, 3/12/24 .. 622 625
991987390.UG.FTS.B, 29.49%, 3/12/24 .. 669 678
991987451.UG.FTS.B, 29.49%, 3/12/24 .. 161 163
991987536.UG.FTS.B, 29.49%, 3/12/24 .. 155 36
991987707.UG.FTS.B, 29.49%, 3/12/24 .. 253 250
991987875.UG.FTS.B, 29.49%, 3/12/24 .. 292 295
991988245.UG.FTS.B, 29.49%, 3/12/24 .. 24 24
991988530.UG.FTS.B, 29.49%, 3/12/24 .. 200 202
991988815.UG.FTS.B, 29.49%, 3/12/24 .. 405 411
991988840.UG.FTS.B, 29.49%, 3/12/24 .. 190 192
991989211.UG.FTS.B, 29.49%, 3/12/24 .. 68 69
991989660.UG.FTS.B, 29.49%, 3/12/24 .. 125 127
991990176.UG.FTS.B, 29.49%, 3/12/24 .. 394 396
991990964.UG.FTS.B, 29.49%, 3/12/24 .. 455 455

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991991285.UG.FTS.B, 29.49%, 3/12/24 .. $ 100 $ 102
991991358.UG.FTS.B, 29.49%, 3/12/24 .. 274 275
991991432.UG.FTS.B, 29.49%, 3/12/24 .. 319 322
991991867.UG.FTS.B, 29.49%, 3/12/24 .. 797 196
991991991.UG.FTS.B, 29.49%, 3/12/24 .. 36 36
991992793.UG.FTS.B, 29.49%, 3/12/24 .. 1,122 1,133
991992934.UG.FTS.B, 29.49%, 3/12/24 .. 89 90
991993294.UG.FTS.B, 29.49%, 3/12/24 .. 84 84
991993636.UG.FTS.B, 29.49%, 3/12/24 .. 204 147
991993699.UG.FTS.B, 29.49%, 3/12/24 .. 209 210
991993792.UG.FTS.B, 29.49%, 3/12/24 .. 276 279
991993865.UG.FTS.B, 29.49%, 3/12/24 .. 952 733
991994286.UG.FTS.B, 29.49%, 3/12/24 .. 476 117
991996593.UG.FTS.B, 29.49%, 3/12/24 .. 258 262
991997329.UG.FTS.B, 29.49%, 3/12/24 .. 34 34
991998323.UG.FTS.B, 29.49%, 3/12/24 .. 124 126
991998381.UG.FTS.B, 29.49%, 3/12/24 .. 770 779
991998416.UG.FTS.B, 29.49%, 3/12/24 .. 38 38
991999068.UG.FTS.B, 29.49%, 3/12/24 .. 192 194
991999303.UG.FTS.B, 29.49%, 3/12/24 .. 87 89
991999407.UG.FTS.B, 29.49%, 3/12/24 .. 206 208
991999409.UG.FTS.B, 29.49%, 3/12/24 .. 121 29
991999572.UG.FTS.B, 29.49%, 3/12/24 .. 16 16
991999778.UG.FTS.B, 29.49%, 3/12/24 .. 429 105
992001461.UG.FTS.B, 29.49%, 3/12/24 .. 98 97
992002327.UG.FTS.B, 29.49%, 3/12/24 .. 64 64
992003453.UG.FTS.B, 29.49%, 3/12/24 .. 59 59
992004438.UG.FTS.B, 29.49%, 3/12/24 .. 230 231
992005501.UG.FTS.B, 29.49%, 3/12/24 .. 259 263
992006478.UG.FTS.B, 29.49%, 3/12/24 .. 360 359
992007612.UG.FTS.B, 29.49%, 3/12/24 .. 20 20
992009155.UG.FTS.B, 29.49%, 3/12/24 .. 74 74
992009421.UG.FTS.B, 29.49%, 3/12/24 .. 25 25
992009596.UG.FTS.B, 29.49%, 3/12/24 .. 90 91
992009843.UG.FTS.B, 29.49%, 3/12/24 .. 57 58
992009995.UG.FTS.B, 29.49%, 3/12/24 .. 34 34
992009997.UG.FTS.B, 29.49%, 3/12/24 .. 22 3
992010317.UG.FTS.B, 29.49%, 3/12/24 .. 225 228
992010776.UG.FTS.B, 29.49%, 3/12/24 .. 217 219
992013997.UG.FTS.B, 29.49%, 3/12/24 .. 16 16
992014057.UG.FTS.B, 29.49%, 3/12/24 .. 89 88
992014682.UG.FTS.B, 29.49%, 3/12/24 .. 22 21
992014781.UG.FTS.B, 29.49%, 3/12/24 .. 274 278
992015161.UG.FTS.B, 29.49%, 3/12/24 .. 25 25
992015322.UG.FTS.B, 29.49%, 3/12/24 .. 84 86
992016479.UG.FTS.B, 29.49%, 3/12/24 .. 81 82
992016930.UG.FTS.B, 29.49%, 3/12/24 .. 16 16
992019620.UG.FTS.B, 29.49%, 3/12/24 .. 36 36
992019910.UG.FTS.B, 29.49%, 3/12/24 .. 176 179
992020710.UG.FTS.B, 29.49%, 3/12/24 .. 31 31
992020735.UG.FTS.B, 29.49%, 3/12/24 .. 91 91
992021468.UG.FTS.B, 29.49%, 3/12/24 .. 485 491
992022851.UG.FTS.B, 29.49%, 3/12/24 .. 1,194 1,205
992024943.UG.FTS.B, 29.49%, 3/12/24 .. 61 62
992025160.UG.FTS.B, 29.49%, 3/12/24 .. 94 93
992025362.UG.FTS.B, 29.49%, 3/12/24 .. 94 95
992025664.UG.FTS.B, 29.49%, 3/12/24 .. 32 32
992025911.UG.FTS.B, 29.49%, 3/12/24 .. 417 421
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992029135.UG.FTS.B, 29.49%, 3/12/24 .. $ 89 $ 90
992029987.UG.FTS.B, 29.49%, 3/12/24 .. 81 82
992031381.UG.FTS.B, 29.49%, 3/12/24 .. 65 64
992031505.UG.FTS.B, 29.49%, 3/12/24 .. 19 19
992032670.UG.FTS.B, 29.49%, 3/12/24 .. 16 16
992033278.UG.FTS.B, 29.49%, 3/12/24 .. 2,050 2,058
992033997.UG.FTS.B, 29.49%, 3/12/24 .. 91 12
992035853.UG.FTS.B, 29.49%, 3/12/24 .. 28 26
992036235.UG.FTS.B, 29.49%, 3/12/24 .. 574 136
992037572.UG.FTS.B, 29.49%, 3/12/24 .. 728 735
992039178.UG.FTS.B, 29.49%, 3/12/24 .. 184 181
992039465.UG.FTS.B, 29.49%, 3/12/24 .. 92 93
992040952.UG.FTS.B, 29.49%, 3/12/24 .. 137 138
992042625.UG.FTS.B, 29.49%, 3/12/24 .. 25 25
992043515.UG.FTS.B, 29.49%, 3/12/24 .. 51 51
992046325.UG.FTS.B, 29.49%, 3/12/24 .. 134 135
992046656.UG.FTS.B, 29.49%, 3/12/24 .. 150 149
992048873.UG.FTS.B, 29.49%, 3/12/24 .. 303 304
992051345.UG.FTS.B, 29.49%, 3/12/24 .. 20 1
992051888.UG.FTS.B, 29.49%, 3/12/24 .. 42 41
992051938.UG.FTS.B, 29.49%, 3/12/24 .. 37 3
992052800.UG.FTS.B, 29.49%, 3/12/24 .. 43 43
992056072.UG.FTS.B, 29.49%, 3/12/24 .. 227 229
992057625.UG.FTS.B, 29.49%, 3/12/24 .. 1,828 1,847
992061169.UG.FTS.B, 29.49%, 3/12/24 .. 20 20
992062582.UG.FTS.B, 29.49%, 3/12/24 .. 31 31
992063067.UG.FTS.B, 29.49%, 3/12/24 .. 950 952
992064942.UG.FTS.B, 29.49%, 3/12/24 .. 79 78
992066453.UG.FTS.B, 29.49%, 3/12/24 .. 120 8
992066751.UG.FTS.B, 29.49%, 3/12/24 .. 457 464
992067880.UG.FTS.B, 29.49%, 3/12/24 .. 306 309
992069103.UG.FTS.B, 29.49%, 3/12/24 .. 91 91
992069159.UG.FTS.B, 29.49%, 3/12/24 .. 73 73
992071213.UG.FTS.B, 29.49%, 3/12/24 .. 53 53
992071436.UG.FTS.B, 29.49%, 3/12/24 .. 133 135
992071935.UG.FTS.B, 29.49%, 3/12/24 .. 95 96
992072777.UG.FTS.B, 29.49%, 3/12/24 .. 119 120
992075247.UG.FTS.B, 29.49%, 3/12/24 .. 220 223
992075273.UG.FTS.B, 29.49%, 3/12/24 .. 35 35
992075453.UG.FTS.B, 29.49%, 3/12/24 .. 166 167
992076101.UG.FTS.B, 29.49%, 3/12/24 .. 94 23
992077071.UG.FTS.B, 29.49%, 3/12/24 .. 44 3
992086276.UG.FTS.B, 29.49%, 3/12/24 .. 25 25
992090345.UG.FTS.B, 29.49%, 3/12/24 .. 245 60
992091504.UG.FTS.B, 29.49%, 3/12/24 .. 108 109
992093253.UG.FTS.B, 29.49%, 3/12/24 .. 39 39
992094005.UG.FTS.B, 29.49%, 3/12/24 .. 76 77
992095078.UG.FTS.B, 29.49%, 3/12/24 .. 132 132
992097592.UG.FTS.B, 29.49%, 3/12/24 .. 876 878
992106172.UG.FTS.B, 29.49%, 3/12/24 .. 28 28
992107848.UG.FTS.B, 29.49%, 3/12/24 .. 12 12
992108297.UG.FTS.B, 29.49%, 3/12/24 .. 10 6
992111311.UG.FTS.B, 29.49%, 3/12/24 ... 33 33
992113487.UG.FTS.B, 29.49%, 3/12/24 .. 693 91
992115571.UG.FTS.B, 29.49%, 3/12/24 .. 21 21
992116168.UG.FTS.B, 29.49%, 3/12/24 .. 49 41
992119553.UG.FTS.B, 29.49%, 3/12/24 .. 169 171
992125414.UG.FTS.B, 29.49%, 3/12/24 .. 193 195

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992125587.UG.FTS.B, 29.49%, 3/12/24 .. $ 218 $ 53
992128285.UG.FTS.B, 29.49%, 3/12/24 .. 89 90
992134042.UG.FTS.B, 29.49%, 3/12/24 .. 760 (17)
992134548.UG.FTS.B, 29.49%, 3/12/24 .. 93 95
992135790.UG.FTS.B, 29.49%, 3/12/24 .. 31 31
992136216.UG.FTS.B, 29.49%, 3/12/24 .. 111 112
992136490.UG.FTS.B, 29.49%, 3/12/24 .. 47 47
992137680.UG.FTS.B, 29.49%, 3/12/24 .. 154 156
992141965.UG.FTS.B, 29.49%, 3/12/24 .. 15 15
992143280.UG.FTS.B, 29.49%, 3/12/24 .. 18 18
992144762.UG.FTS.B, 29.49%, 3/12/24 .. 219 220
992146740.UG.FTS.B, 29.49%, 3/12/24 .. 53 53
992147410.UG.FTS.B, 29.49%, 3/12/24 .. 51 51
992148211.UG.FTS.B, 29.49%, 3/12/24 .. 120 121
992150155.UG.FTS.B, 29.49%, 3/12/24 .. 74 73
992150344.UG.FTS.B, 29.49%, 3/12/24 .. 101 101
992152232.UG.FTS.B, 29.49%, 3/12/24 .. 20 20
992152914.UG.FTS.B, 29.49%, 3/12/24 .. 125 127
992156606.UG.FTS.B, 29.49%, 3/12/24 .. 26 26
992158034.UG.FTS.B, 29.49%, 3/12/24 .. 272 273
992159913.UG.FTS.B, 29.49%, 3/12/24 .. 202 203
992162106.UG.FTS.B, 29.49%, 3/12/24 .. 93 92
992162736.UG.FTS.B, 29.49%, 3/12/24 .. 65 64
992164429.UG.FTS.B, 29.49%, 3/12/24 .. 90 91
992165141.UG.FTS.B, 29.49%, 3/12/24 .. 103 104
992168384.UG.FTS.B, 29.49%, 3/12/24 .. 28 28
992170095.UG.FTS.B, 29.49%, 3/12/24 .. 10 10
992173936.UG.FTS.B, 29.49%, 3/12/24 .. 235 236
992173972.UG.FTS.B, 29.49%, 3/12/24 .. 330 330
992177601.UG.FTS.B, 29.49%, 3/12/24 .. 11 11
992180237.UG.FTS.B, 29.49%, 3/12/24 .. 56 56
992182279.UG.FTS.B, 29.49%, 3/12/24 .. 44 44
992190865.UG.FTS.B, 29.49%, 3/12/24 .. 90 90
992195564.UG.FTS.B, 29.49%, 3/12/24 .. 31 31
992198780.UG.FTS.B, 29.49%, 3/12/24 .. 90 90
992201922.UG.FTS.B, 29.49%, 3/12/24 .. 117 15
992207252.UG.FTS.B, 29.49%, 3/12/24 .. 16 16
992207898.UG.FTS.B, 29.49%, 3/12/24 .. 83 82
992208334.UG.FTS.B, 29.49%, 3/12/24 .. 37 37
992208931.UG.FTS.B, 29.49%, 3/12/24 .. 135 134
992209496.UG.FTS.B, 29.49%, 3/12/24 .. 119 28
992210491.UG.FTS.B, 29.49%, 3/12/24 .. 20 20
992212582.UG.FTS.B, 29.49%, 3/12/24 .. 61 61
992214108.UG.FTS.B, 29.49%, 3/12/24 .. 89 89
992218476.UG.FTS.B, 29.49%, 3/12/24 .. 180 179
992228536.UG.FTS.B, 29.49%, 3/12/24 .. 254 252
992228916.UG.FTS.B, 29.49%, 3/12/24 .. 540 541
992231303.UG.FTS.B, 29.49%, 3/12/24 .. 70 70
992231708.UG.FTS.B, 29.49%, 3/12/24 .. 117 116
992232221.UG.FTS.B, 29.49%, 3/12/24 .. 45 45
992233767.UG.FTS.B, 29.49%, 3/12/24 .. 74 75
992238891.UG.FTS.B, 29.49%, 3/12/24 .. 135 135
992238895.UG.FTS.B, 29.49%, 3/12/24 .. 280 206
992238974.UG.FTS.B, 29.49%, 3/12/24 .. 134 133
992242905.UG.FTS.B, 29.49%, 3/12/24 .. 89 89
992243303.UG.FTS.B, 29.49%, 3/12/24 .. 28 10
992244453.UG.FTS.B, 29.49%, 3/12/24 .. 85 85
992245429.UG.FTS.B, 29.49%, 3/12/24 .. 18 7
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992246985.UG.FTS.B, 29.49%, 3/12/24 .. $ 440 $ 441
992248637.UG.FTS.B, 29.49%, 3/12/24 .. 180 179
992251449.UG.FTS.B, 29.49%, 3/12/24 .. 108 108
992256192.UG.FTS.B, 29.49%, 3/12/24 .. 192 191
992256719.UG.FTS.B, 29.49%, 3/12/24 .. 180 179
991976016.UG.FTS.B, 29.99%, 3/12/24 .. 204 207
992194961.UG.FTS.B, 29.99%, 3/12/24 .. 47 47
992110333.UG.FTS.B, 15.47%, 3/13/24 .. 2,932 3,005
992206780.UG.FTS.B, 17.49%, 3/13/24 .. 51 52
992257356.UG.FTS.B, 19.99%, 3/13/24 .. 74 76
992238746.UG.FTS.B, 27.99%, 3/13/24 .. 225 226
992221205.UG.FTS.B, 28.48%, 3/13/24 .. 37 38
992233304.UG.FTS.B, 28.48%, 3/13/24 .. 6 6
992257459.UG.FTS.B, 28.48%, 3/13/24 .. 1,746 1,739
992222620.UG.FTS.B, 29.48%, 3/13/24 .. 76 77
992237967.UG.FTS.B, 29.48%, 3/13/24 .. 338 44
992244001.UG.FTS.B, 29.48%, 3/13/24 .. 262 263
992252724.UG.FTS.B, 29.48%, 3/13/24 .. 4 4
992047835.UG.FTS.B, 29.49%, 3/13/24 .. 80 11
992221497.UG.FTS.B, 29.49%, 3/13/24 .. 1,385 1,384
992225158.UG.FTS.B, 29.49%, 3/13/24 .. 62 63
992230107.UG.FTS.B, 29.49%, 3/13/24 .. 201 201
992236245.UG.FTS.B, 29.49%, 3/13/24 .. 150 150
992238039.UG.FTS.B, 29.49%, 3/13/24 .. 229 227
992246132.UG.FTS.B, 29.49%, 3/13/24 .. 120 16
992247253.UG.FTS.B, 29.49%, 3/13/24 .. 38 38
992248532.UG.FTS.B, 29.49%, 3/13/24 .. 117 116
992248601.UG.FTS.B, 29.49%, 3/13/24 .. 113 114
992249635.UG.FTS.B, 29.49%, 3/13/24 .. 79 80
992249827.UG.FTS.B, 29.49%, 3/13/24 .. 25 25
992251337.UG.FTS.B, 29.49%, 3/13/24 .. 8 8
992251901.UG.FTS.B, 29.49%, 3/13/24 .. 24 24
992253312.UG.FTS.B, 29.49%, 3/13/24 .. 27 27
992254024.UG.FTS.B, 29.49%, 3/13/24 .. 3 3
992255744.UG.FTS.B, 29.49%, 3/13/24 .. 20 19
992229986.UG.FTS.B, 28.48%, 3/14/24 .. 349 347
992236718.UG.FTS.B, 28.48%, 3/14/24 .. 5 5
992226697.UG.FTS.B, 29.48%, 3/14/24 .. 185 186
992256645.UG.FTS.B, 29.48%, 3/14/24 .. 207 208
992257410.UG.FTS.B, 29.48%, 3/14/24 .. 1,096 1,083
992221114.UG.FTS.B, 29.49%, 3/14/24 .. 869 865
992227885.UG.FTS.B, 29.49%, 3/14/24 .. 235 233
992228449.UG.FTS.B, 29.49%, 3/14/24 .. 90 90
992229543.UG.FTS.B, 29.49%, 3/14/24 .. 216 215
992232418.UG.FTS.B, 29.49%, 3/14/24 .. 138 138
992233606.UG.FTS.B, 29.49%, 3/14/24 .. 10 10
992235871.UG.FTS.B, 29.49%, 3/14/24 .. 32 32
992237399.UG.FTS.B, 29.49%, 3/14/24 .. 76 76
992237932.UG.FTS.B, 29.49%, 3/14/24 .. 180 181
992245035.UG.FTS.B, 29.49%, 3/14/24 .. 412 412
992247003.UG.FTS.B, 29.49%, 3/14/24 .. 250 18
992248778.UG.FTS.B, 29.49%, 3/14/24 .. 83 83
992249113.UG.FTS.B, 29.49%, 3/14/24 .. 115 115
992250284.UG.FTS.B, 29.49%, 3/14/24 .. 69 18
992251050.UG.FTS.B, 29.49%, 3/14/24 .. 42 42
992253009.UG.FTS.B, 29.49%, 3/14/24 .. 89 89
992255810.UG.FTS.B, 29.49%, 3/14/24 .. 150 10
992222159.UG.FTS.B, 19.3%, 3/15/24 ... 62 5

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992240971.UG.FTS.B, 19.96%, 3/15/24 .. $ 92 $ 93
992231888.UG.FTS.B, 20.47%, 3/15/24 .. 137 138
992227146.UG.FTS.B, 21.48%, 3/15/24 .. 63 64
992234871.UG.FTS.B, 21.48%, 3/15/24 .. 731 735
992256853.UG.FTS.B, 21.48%, 3/15/24 .. 732 738
992257016.UG.FTS.B, 21.48%, 3/15/24 .. 268 271
992257213.UG.FTS.B, 22.47%, 3/15/24 .. 224 226
992231728.UG.FTS.B, 23.45%, 3/15/24 .. 7 8
992235610.UG.FTS.B, 28.48%, 3/15/24 .. 90 91
992243511.UG.FTS.B, 28.48%, 3/15/24 .. 90 90
992248857.UG.FTS.B, 28.48%, 3/15/24 .. 94 94
992244370.UG.FTS.B, 29.46%, 3/15/24 .. 62 63
992247130.UG.FTS.B, 29.47%, 3/15/24 .. 38 39
992228817.UG.FTS.B, 29.49%, 3/15/24 .. 902 897
992229492.UG.FTS.B, 29.49%, 3/15/24 .. 89 89
992236571.UG.FTS.B, 29.49%, 3/15/24 .. 76 77
992237964.UG.FTS.B, 29.49%, 3/15/24 .. 638 638
992238035.UG.FTS.B, 29.49%, 3/15/24 .. 49 49
992241085.UG.FTS.B, 29.49%, 3/15/24 .. 176 176
992241471.UG.FTS.B, 29.49%, 3/15/24 .. 98 97
992248520.UG.FTS.B, 29.49%, 3/15/24 .. 17 17
992251172.UG.FTS.B, 29.49%, 3/15/24 .. 15 8
992256440.UG.FTS.B, 29.49%, 3/15/24 .. 180 179
992256594.UG.FTS.B, 29.49%, 3/15/24 .. 70 71
992257450.UG.FTS.B, 29.49%, 3/15/24 .. 235 234
992046727.UG.FTS.B, 17.71%, 3/18/24 .. 1,159 1,186
992075165.UG.FTS.B, 14%, 3/20/24 ..... 161 164
992122523.UG.FTS.B, 14.47%, 3/21/24 .. 270 7
992104386.UG.FTS.B, 15.49%, 3/21/24 .. 677 693
992126644.UG.FTS.B, 19.99%, 3/21/24 .. 251 254
992073948.UG.FTS.B, 26.44%, 3/21/24 .. 833 848
992071429.UG.FTS.B, 26.49%, 3/21/24 .. 54 55
992154424.UG.FTS.B, 27.99%, 3/21/24 .. 82 84
992106009.UG.FTS.B, 28.48%, 3/21/24 .. 36 36
992211912.UG.FTS.B, 28.48%, 3/21/24 .. 132 134
992082162.UG.FTS.B, 29.46%, 3/21/24 .. 144 145
992117885.UG.FTS.B, 29.47%, 3/21/24 .. 290 39
992119846.UG.FTS.B, 29.47%, 3/21/24 .. 388 393
992059207.UG.FTS.B, 29.48%, 3/21/24 .. 52 52
992062232.UG.FTS.B, 29.48%, 3/21/24 .. 433 434
992073495.UG.FTS.B, 29.48%, 3/21/24 .. 147 20
992080667.UG.FTS.B, 29.48%, 3/21/24 .. 109 111
992084250.UG.FTS.B, 29.48%, 3/21/24 .. 929 948
992100121.UG.FTS.B, 29.48%, 3/21/24 .. 68 69
992126158.UG.FTS.B, 29.48%, 3/21/24 .. 122 9
992138901.UG.FTS.B, 29.48%, 3/21/24 .. 6 6
992228997.UG.FTS.B, 29.48%, 3/21/24 .. 223 223
992058652.UG.FTS.B, 29.49%, 3/21/24 .. 188 189
992059391.UG.FTS.B, 29.49%, 3/21/24 .. 288 288
992059518.UG.FTS.B, 29.49%, 3/21/24 .. 248 253
992060404.UG.FTS.B, 29.49%, 3/21/24 .. 185 189
992061481.UG.FTS.B, 29.49%, 3/21/24 .. 178 178
992062689.UG.FTS.B, 29.49%, 3/21/24 .. – –
992063663.UG.FTS.B, 29.49%, 3/21/24 .. 171 24
992063981.UG.FTS.B, 29.49%, 3/21/24 .. 536 537
992064804.UG.FTS.B, 29.49%, 3/21/24 .. 78 79
992069331.UG.FTS.B, 29.49%, 3/21/24 .. 99 101
992073477.UG.FTS.B, 29.49%, 3/21/24 .. 168 167
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992075877.UG.FTS.B, 29.49%, 3/21/24 .. $ 72 $ 73
992076110.UG.FTS.B, 29.49%, 3/21/24 .. 34 35
992080861.UG.FTS.B, 29.49%, 3/21/24 .. 646 659
992087440.UG.FTS.B, 29.49%, 3/21/24 .. 119 121
992088310.UG.FTS.B, 29.49%, 3/21/24 .. 40 40
992103801.UG.FTS.B, 29.49%, 3/21/24 .. 82 84
992106222.UG.FTS.B, 29.49%, 3/21/24 .. 87 89
992108063.UG.FTS.B, 29.49%, 3/21/24 .. 304 304
992109110.UG.FTS.B, 29.49%, 3/21/24 .. 63 63
992114184.UG.FTS.B, 29.49%, 3/21/24 .. 268 272
992121402.UG.FTS.B, 29.49%, 3/21/24 .. 14 15
992123946.UG.FTS.B, 29.49%, 3/21/24 .. 225 229
992144517.UG.FTS.B, 29.49%, 3/21/24 .. 60 61
992159477.UG.FTS.B, 29.49%, 3/21/24 .. 17 17
992164644.UG.FTS.B, 29.49%, 3/21/24 .. 288 288
992169985.UG.FTS.B, 29.49%, 3/21/24 .. 156 155
992172761.UG.FTS.B, 29.49%, 3/21/24 .. 776 771
992178504.UG.FTS.B, 29.49%, 3/21/24 .. 132 134
992196449.UG.FTS.B, 29.49%, 3/21/24 .. 176 178
992218621.UG.FTS.B, 29.49%, 3/21/24 .. 201 205
992221695.UG.FTS.B, 29.49%, 3/21/24 .. 94 95
992236018.UG.FTS.B, 29.49%, 3/21/24 .. 884 884
992264002.UG.FTS.B, 29.49%, 3/21/24 .. 103 103
992291699.UG.FTS.B, 29.49%, 3/21/24 .. 199 200
992326002.UG.FTS.B, 29.49%, 3/21/24 .. 63 5
992332357.UG.FTS.B, 29.49%, 3/21/24 .. 1 1
992333390.UG.FTS.B, 29.49%, 3/21/24 .. 51 51
992333658.UG.FTS.B, 29.49%, 3/21/24 .. 45 46
992337443.UG.FTS.B, 29.49%, 3/21/24 .. 99 99
992337929.UG.FTS.B, 29.49%, 3/21/24 .. 105 105
992075574.UG.FTS.B, 15.47%, 3/22/24 .. 197 202
992072194.UG.FTS.B, 19.99%, 3/22/24 .. 35 34
992088590.UG.FTS.B, 20.48%, 3/22/24 .. 1,846 1,875
992069217.UG.FTS.B, 21.48%, 3/22/24 .. 363 366
992332358.UG.FTS.B, 24.45%, 3/22/24 .. 92 93
992081106.UG.FTS.B, 28.48%, 3/22/24 .. 241 241
992129623.UG.FTS.B, 28.48%, 3/22/24 .. 96 97
992289485.UG.FTS.B, 29.47%, 3/22/24 .. 99 100
992140846.UG.FTS.B, 29.48%, 3/22/24 .. 28 28
992171922.UG.FTS.B, 29.48%, 3/22/24 .. 234 239
992069928.UG.FTS.B, 29.49%, 3/22/24 .. 86 87
992070230.UG.FTS.B, 29.49%, 3/22/24 .. 490 496
992070887.UG.FTS.B, 29.49%, 3/22/24 .. 91 93
992072385.UG.FTS.B, 29.49%, 3/22/24 .. 195 195
992072525.UG.FTS.B, 29.49%, 3/22/24 .. 184 182
992075057.UG.FTS.B, 29.49%, 3/22/24 .. 701 714
992076874.UG.FTS.B, 29.49%, 3/22/24 .. 309 314
992079924.UG.FTS.B, 29.49%, 3/22/24 .. 186 190
992083956.UG.FTS.B, 29.49%, 3/22/24 .. 37 37
992085524.UG.FTS.B, 29.49%, 3/22/24 .. 123 123
992085892.UG.FTS.B, 29.49%, 3/22/24 .. 64 64
992088821.UG.FTS.B, 29.49%, 3/22/24 .. 80 82
992164300.UG.FTS.B, 29.49%, 3/22/24 .. 226 230
992181402.UG.FTS.B, 29.49%, 3/22/24 .. 122 17
992221740.UG.FTS.B, 29.49%, 3/22/24 .. 64 63
992222932.UG.FTS.B, 29.49%, 3/22/24 .. 164 165
992288209.UG.FTS.B, 29.49%, 3/22/24 .. 84 85
992331911.UG.FTS.B, 29.49%, 3/22/24 .. 41 42

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992333164.UG.FTS.B, 29.49%, 3/22/24 .. $ 60 $ 60
992334881.UG.FTS.B, 29.49%, 3/22/24 .. 36 36
992335452.UG.FTS.B, 29.49%, 3/22/24 .. 232 232
992335766.UG.FTS.B, 29.49%, 3/22/24 .. 34 34
992197304.UG.FTS.B, 14%, 3/23/24 ..... 124 127
992084315.UG.FTS.B, 16.49%, 3/23/24 .. 155 159
992081564.UG.FTS.B, 17.49%, 3/23/24 .. 301 308
992080099.UG.FTS.B, 17.71%, 3/23/24 .. 620 633
992086082.UG.FTS.B, 18.96%, 3/23/24 .. 1,410 1,442
992090289.UG.FTS.B, 19.47%, 3/23/24 .. 144 145
992091593.UG.FTS.B, 19.96%, 3/23/24 .. 905 926
992162730.UG.FTS.B, 19.96%, 3/23/24 .. 203 207
992075141.UG.FTS.B, 19.99%, 3/23/24 .. 84 86
992075782.UG.FTS.B, 19.99%, 3/23/24 .. 153 156
992084564.UG.FTS.B, 19.99%, 3/23/24 .. 47 47
992088622.UG.FTS.B, 19.99%, 3/23/24 .. 46 46
992092686.UG.FTS.B, 19.99%, 3/23/24 .. 64 66
992096028.UG.FTS.B, 19.99%, 3/23/24 .. 512 520
992139604.UG.FTS.B, 19.99%, 3/23/24 .. 318 323
992220049.UG.FTS.B, 19.99%, 3/23/24 .. 57 58
992238542.UG.FTS.B, 19.99%, 3/23/24 .. 1,347 1,377
992295280.UG.FTS.B, 19.99%, 3/23/24 .. 141 143
992076807.UG.FTS.B, 21.47%, 3/23/24 .. 112 113
992083040.UG.FTS.B, 21.47%, 3/23/24 .. 247 252
992099580.UG.FTS.B, 21.47%, 3/23/24 .. 64 66
992217305.UG.FTS.B, 21.47%, 3/23/24 .. 450 459
992080766.UG.FTS.B, 22.45%, 3/23/24 .. 225 229
992108038.UG.FTS.B, 22.45%, 3/23/24 .. 138 141
992112975.UG.FTS.B, 22.45%, 3/23/24 .. 2,724 2,777
992079230.UG.FTS.B, 22.47%, 3/23/24 .. 11 12
992087993.UG.FTS.B, 22.47%, 3/23/24 .. 1,287 1,313
992102137.UG.FTS.B, 22.47%, 3/23/24 .. 998 1,018
992151855.UG.FTS.B, 22.47%, 3/23/24 .. 219 225
992080372.UG.FTS.B, 23.45%, 3/23/24 .. 1,704 1,737
992117162.UG.FTS.B, 24.45%, 3/23/24 .. 50 51
992229367.UG.FTS.B, 24.45%, 3/23/24 .. 135 138
992082470.UG.FTS.B, 25.44%, 3/23/24 .. 809 824
992177179.UG.FTS.B, 25.44%, 3/23/24 .. 453 462
992238295.UG.FTS.B, 25.44%, 3/23/24 .. 1,203 1,214
992098666.UG.FTS.B, 25.45%, 3/23/24 .. 93 94
992084441.UG.FTS.B, 26.49%, 3/23/24 .. 122 122
992092481.UG.FTS.B, 26.49%, 3/23/24 .. 915 933
992139807.UG.FTS.B, 26.49%, 3/23/24 .. 243 248
992082813.UG.FTS.B, 27.95%, 3/23/24 .. 140 143
992110621.UG.FTS.B, 27.95%, 3/23/24 .. 29 29
992329753.UG.FTS.B, 27.95%, 3/23/24 .. 560 565
992078730.UG.FTS.B, 27.99%, 3/23/24 .. 885 904
992110891.UG.FTS.B, 27.99%, 3/23/24 .. 624 628
992315041.UG.FTS.B, 27.99%, 3/23/24 .. 6 6
992075192.UG.FTS.B, 28.48%, 3/23/24 .. 70 71
992075903.UG.FTS.B, 28.48%, 3/23/24 .. 422 427
992077309.UG.FTS.B, 28.48%, 3/23/24 .. 274 279
992078472.UG.FTS.B, 28.48%, 3/23/24 .. 80 82
992079238.UG.FTS.B, 28.48%, 3/23/24 .. 68 10
992080231.UG.FTS.B, 28.48%, 3/23/24 .. 143 145
992081712.UG.FTS.B, 28.48%, 3/23/24 .. 54 54
992081851.UG.FTS.B, 28.48%, 3/23/24 .. 61 62
992086135.UG.FTS.B, 28.48%, 3/23/24 .. 488 499
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992087446.UG.FTS.B, 28.48%, 3/23/24 .. $ 69 $ 70
992088139.UG.FTS.B, 28.48%, 3/23/24 .. 99 101
992089378.UG.FTS.B, 28.48%, 3/23/24 .. 239 241
992091511.UG.FTS.B, 28.48%, 3/23/24 .. 26 26
992091647.UG.FTS.B, 28.48%, 3/23/24 .. 716 732
992093496.UG.FTS.B, 28.48%, 3/23/24 .. 9 9
992099572.UG.FTS.B, 28.48%, 3/23/24 .. 66 68
992109686.UG.FTS.B, 28.48%, 3/23/24 .. 178 182
992112929.UG.FTS.B, 28.48%, 3/23/24 .. 389 398
992115745.UG.FTS.B, 28.48%, 3/23/24 .. 403 412
992115966.UG.FTS.B, 28.48%, 3/23/24 .. 95 97
992135303.UG.FTS.B, 28.48%, 3/23/24 .. 57 58
992135722.UG.FTS.B, 28.48%, 3/23/24 .. 123 123
992143519.UG.FTS.B, 28.48%, 3/23/24 .. 98 99
992144038.UG.FTS.B, 28.48%, 3/23/24 .. 86 88
992157605.UG.FTS.B, 28.48%, 3/23/24 .. 82 84
992166058.UG.FTS.B, 28.48%, 3/23/24 .. 505 516
992178330.UG.FTS.B, 28.48%, 3/23/24 .. 111 113
992182026.UG.FTS.B, 28.48%, 3/23/24 .. 323 328
992183984.UG.FTS.B, 28.48%, 3/23/24 .. 214 219
992184739.UG.FTS.B, 28.48%, 3/23/24 .. 33 34
992185517.UG.FTS.B, 28.48%, 3/23/24 .. 9 10
992192250.UG.FTS.B, 28.48%, 3/23/24 .. 145 145
992199643.UG.FTS.B, 28.48%, 3/23/24 .. 82 84
992206467.UG.FTS.B, 28.48%, 3/23/24 .. 10 10
992215020.UG.FTS.B, 28.48%, 3/23/24 .. 50 50
992219305.UG.FTS.B, 28.48%, 3/23/24 .. 2,242 2,270
992223928.UG.FTS.B, 28.48%, 3/23/24 .. 39 39
992236572.UG.FTS.B, 28.48%, 3/23/24 .. 11 11
992238981.UG.FTS.B, 28.48%, 3/23/24 .. 227 231
992253596.UG.FTS.B, 28.48%, 3/23/24 .. 115 116
992265321.UG.FTS.B, 28.48%, 3/23/24 .. 113 116
992271871.UG.FTS.B, 28.48%, 3/23/24 .. 499 501
992297464.UG.FTS.B, 28.48%, 3/23/24 .. 34 34
992334066.UG.FTS.B, 28.48%, 3/23/24 .. 17 18
992081398.UG.FTS.B, 29.46%, 3/23/24 .. 36 36
992084270.UG.FTS.B, 29.46%, 3/23/24 .. 390 398
992113189.UG.FTS.B, 29.46%, 3/23/24 .. 918 937
992125045.UG.FTS.B, 29.46%, 3/23/24 .. 686 701
992144623.UG.FTS.B, 29.46%, 3/23/24 .. 433 442
992223637.UG.FTS.B, 29.46%, 3/23/24 .. 30 30
992239865.UG.FTS.B, 29.46%, 3/23/24 .. 31 31
992322378.UG.FTS.B, 29.46%, 3/23/24 .. 270 273
992079043.UG.FTS.B, 29.47%, 3/23/24 .. 688 693
992084847.UG.FTS.B, 29.47%, 3/23/24 .. 190 194
992092120.UG.FTS.B, 29.47%, 3/23/24 .. 146 149
992093193.UG.FTS.B, 29.47%, 3/23/24 .. 1,375 1,404
992137517.UG.FTS.B, 29.47%, 3/23/24 .. 104 106
992138407.UG.FTS.B, 29.47%, 3/23/24 .. 204 205
992155437.UG.FTS.B, 29.47%, 3/23/24 .. 131 133
992162173.UG.FTS.B, 29.47%, 3/23/24 .. 75 77
992180325.UG.FTS.B, 29.47%, 3/23/24 .. 118 120
992225493.UG.FTS.B, 29.47%, 3/23/24 .. 42 43
992075860.UG.FTS.B, 29.48%, 3/23/24 .. 2,007 2,050
992077988.UG.FTS.B, 29.48%, 3/23/24 .. 4 4
992081258.UG.FTS.B, 29.48%, 3/23/24 .. 40 40
992081904.UG.FTS.B, 29.48%, 3/23/24 .. 134 137
992084960.UG.FTS.B, 29.48%, 3/23/24 .. 62 63

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992091300.UG.FTS.B, 29.48%, 3/23/24 .. $ 267 $ 272
992091972.UG.FTS.B, 29.48%, 3/23/24 .. 0 0
992093771.UG.FTS.B, 29.48%, 3/23/24 .. 860 875
992105664.UG.FTS.B, 29.48%, 3/23/24 .. 33 33
992106250.UG.FTS.B, 29.48%, 3/23/24 .. 167 119
992114239.UG.FTS.B, 29.48%, 3/23/24 .. 70 71
992115794.UG.FTS.B, 29.48%, 3/23/24 .. 118 121
992116628.UG.FTS.B, 29.48%, 3/23/24 .. 141 144
992117051.UG.FTS.B, 29.48%, 3/23/24 .. 275 281
992118674.UG.FTS.B, 29.48%, 3/23/24 .. 35 36
992128724.UG.FTS.B, 29.48%, 3/23/24 .. 332 336
992129352.UG.FTS.B, 29.48%, 3/23/24 .. 60 60
992129404.UG.FTS.B, 29.48%, 3/23/24 .. 367 374
992142473.UG.FTS.B, 29.48%, 3/23/24 .. 608 621
992149019.UG.FTS.B, 29.48%, 3/23/24 .. 183 187
992155608.UG.FTS.B, 29.48%, 3/23/24 .. 39 39
992171021.UG.FTS.B, 29.48%, 3/23/24 .. 101 101
992172882.UG.FTS.B, 29.48%, 3/23/24 .. 201 204
992188566.UG.FTS.B, 29.48%, 3/23/24 .. 301 307
992194496.UG.FTS.B, 29.48%, 3/23/24 .. 55 56
992195561.UG.FTS.B, 29.48%, 3/23/24 .. 36 37
992197970.UG.FTS.B, 29.48%, 3/23/24 .. 161 165
992204657.UG.FTS.B, 29.48%, 3/23/24 .. 28 29
992206246.UG.FTS.B, 29.48%, 3/23/24 .. 98 98
992216364.UG.FTS.B, 29.48%, 3/23/24 .. 439 446
992230613.UG.FTS.B, 29.48%, 3/23/24 .. 520 531
992235251.UG.FTS.B, 29.48%, 3/23/24 .. 52 51
992302396.UG.FTS.B, 29.48%, 3/23/24 .. 271 271
992313618.UG.FTS.B, 29.48%, 3/23/24 .. 239 239
992322683.UG.FTS.B, 29.48%, 3/23/24 .. 400 399
992074876.UG.FTS.B, 29.49%, 3/23/24 .. 75 76
992074978.UG.FTS.B, 29.49%, 3/23/24 .. 140 143
992075137.UG.FTS.B, 29.49%, 3/23/24 .. 475 481
992075527.UG.FTS.B, 29.49%, 3/23/24 .. 10 10
992075533.UG.FTS.B, 29.49%, 3/23/24 .. 1,381 1,401
992075603.UG.FTS.B, 29.49%, 3/23/24 .. 455 459
992076061.UG.FTS.B, 29.49%, 3/23/24 .. 16 16
992076265.UG.FTS.B, 29.49%, 3/23/24 .. 20 20
992076305.UG.FTS.B, 29.49%, 3/23/24 .. 194 198
992076746.UG.FTS.B, 29.49%, 3/23/24 .. 173 177
992077898.UG.FTS.B, 29.49%, 3/23/24 .. 41 40
992077968.UG.FTS.B, 29.49%, 3/23/24 .. 104 104
992078043.UG.FTS.B, 29.49%, 3/23/24 .. 638 634
992078339.UG.FTS.B, 29.49%, 3/23/24 .. 941 961
992078706.UG.FTS.B, 29.49%, 3/23/24 .. 355 (10)
992078824.UG.FTS.B, 29.49%, 3/23/24 .. 78 11
992078829.UG.FTS.B, 29.49%, 3/23/24 .. 294 42
992078894.UG.FTS.B, 29.49%, 3/23/24 .. 1,275 1,293
992078901.UG.FTS.B, 29.49%, 3/23/24 .. 86 86
992079165.UG.FTS.B, 29.49%, 3/23/24 .. 49 49
992079538.UG.FTS.B, 29.49%, 3/23/24 .. 96 97
992079879.UG.FTS.B, 29.49%, 3/23/24 .. 179 182
992079977.UG.FTS.B, 29.49%, 3/23/24 .. 89 89
992080194.UG.FTS.B, 29.49%, 3/23/24 .. 148 10
992080472.UG.FTS.B, 29.49%, 3/23/24 .. 449 460
992081134.UG.FTS.B, 29.49%, 3/23/24 .. 73 57
992081400.UG.FTS.B, 29.49%, 3/23/24 .. 128 127
992081582.UG.FTS.B, 29.49%, 3/23/24 .. 1,601 1,633
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992082290.UG.FTS.B, 29.49%, 3/23/24 .. $ 3 $ 3
992082700.UG.FTS.B, 29.49%, 3/23/24 .. 108 108
992082794.UG.FTS.B, 29.49%, 3/23/24 .. 1,839 1,875
992082825.UG.FTS.B, 29.49%, 3/23/24 .. 153 155
992084523.UG.FTS.B, 29.49%, 3/23/24 .. 150 153
992084647.UG.FTS.B, 29.49%, 3/23/24 .. 75 76
992085591.UG.FTS.B, 29.49%, 3/23/24 .. 134 99
992085619.UG.FTS.B, 29.49%, 3/23/24 .. 168 171
992085840.UG.FTS.B, 29.49%, 3/23/24 .. 161 164
992085928.UG.FTS.B, 29.49%, 3/23/24 .. 70 (2)
992086114.UG.FTS.B, 29.49%, 3/23/24 .. 119 119
992086174.UG.FTS.B, 29.49%, 3/23/24 .. 60 61
992086195.UG.FTS.B, 29.49%, 3/23/24 .. 228 227
992086941.UG.FTS.B, 29.49%, 3/23/24 .. 76 78
992087015.UG.FTS.B, 29.49%, 3/23/24 .. 47 48
992087349.UG.FTS.B, 29.49%, 3/23/24 .. 31 5
992087355.UG.FTS.B, 29.49%, 3/23/24 .. 16 16
992087429.UG.FTS.B, 29.49%, 3/23/24 .. 85 69
992087914.UG.FTS.B, 29.49%, 3/23/24 .. 581 578
992087994.UG.FTS.B, 29.49%, 3/23/24 .. 214 218
992088259.UG.FTS.B, 29.49%, 3/23/24 .. 206 205
992088702.UG.FTS.B, 29.49%, 3/23/24 .. 731 741
992088897.UG.FTS.B, 29.49%, 3/23/24 .. 85 86
992089875.UG.FTS.B, 29.49%, 3/23/24 .. 96 98
992090174.UG.FTS.B, 29.49%, 3/23/24 .. 1,840 1,879
992091767.UG.FTS.B, 29.49%, 3/23/24 .. 276 282
992091883.UG.FTS.B, 29.49%, 3/23/24 .. 114 116
992092961.UG.FTS.B, 29.49%, 3/23/24 .. 919 939
992093228.UG.FTS.B, 29.49%, 3/23/24 .. 230 235
992093494.UG.FTS.B, 29.49%, 3/23/24 .. 71 71
992093528.UG.FTS.B, 29.49%, 3/23/24 .. 262 265
992094074.UG.FTS.B, 29.49%, 3/23/24 .. 161 161
992094081.UG.FTS.B, 29.49%, 3/23/24 .. 61 62
992095814.UG.FTS.B, 29.49%, 3/23/24 .. 216 219
992096412.UG.FTS.B, 29.49%, 3/23/24 .. 292 298
992097899.UG.FTS.B, 29.49%, 3/23/24 .. 7 7
992098225.UG.FTS.B, 29.49%, 3/23/24 .. 57 58
992098859.UG.FTS.B, 29.49%, 3/23/24 .. 107 109
992098932.UG.FTS.B, 29.49%, 3/23/24 .. 42 42
992099091.UG.FTS.B, 29.49%, 3/23/24 .. 31 31
992100912.UG.FTS.B, 29.49%, 3/23/24 .. – –
992101144.UG.FTS.B, 29.49%, 3/23/24 .. 184 188
992103503.UG.FTS.B, 29.49%, 3/23/24 .. 458 466
992104096.UG.FTS.B, 29.49%, 3/23/24 .. 370 377
992104397.UG.FTS.B, 29.49%, 3/23/24 .. 15 15
992104975.UG.FTS.B, 29.49%, 3/23/24 .. 97 98
992105454.UG.FTS.B, 29.49%, 3/23/24 .. 35 35
992106340.UG.FTS.B, 29.49%, 3/23/24 .. 53 54
992107438.UG.FTS.B, 29.49%, 3/23/24 .. 397 398
992108349.UG.FTS.B, 29.49%, 3/23/24 .. 32 33
992109266.UG.FTS.B, 29.49%, 3/23/24 .. 120 122
992109531.UG.FTS.B, 29.49%, 3/23/24 .. 363 370
992109781.UG.FTS.B, 29.49%, 3/23/24 .. 711 720
992109999.UG.FTS.B, 29.49%, 3/23/24 .. 106 106
992111076.UG.FTS.B, 29.49%, 3/23/24 .. 196 199
992111597.UG.FTS.B, 29.49%, 3/23/24 .. 65 65
992111886.UG.FTS.B, 29.49%, 3/23/24 .. 348 354
992112456.UG.FTS.B, 29.49%, 3/23/24 .. 878 894

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992114050.UG.FTS.B, 29.49%, 3/23/24 .. $ 103 $ 106
992114286.UG.FTS.B, 29.49%, 3/23/24 .. 82 83
992116415.UG.FTS.B, 29.49%, 3/23/24 .. 365 364
992117497.UG.FTS.B, 29.49%, 3/23/24 .. 353 358
992118171.UG.FTS.B, 29.49%, 3/23/24 .. 175 179
992118773.UG.FTS.B, 29.49%, 3/23/24 .. 185 186
992121442.UG.FTS.B, 29.49%, 3/23/24 .. 105 78
992121725.UG.FTS.B, 29.49%, 3/23/24 .. 917 928
992122922.UG.FTS.B, 29.49%, 3/23/24 .. 183 185
992124298.UG.FTS.B, 29.49%, 3/23/24 .. 69 69
992124797.UG.FTS.B, 29.49%, 3/23/24 .. 56 56
992125397.UG.FTS.B, 29.49%, 3/23/24 .. 232 236
992126923.UG.FTS.B, 29.49%, 3/23/24 .. 65 66
992127351.UG.FTS.B, 29.49%, 3/23/24 .. 180 181
992129263.UG.FTS.B, 29.49%, 3/23/24 .. 39 35
992131622.UG.FTS.B, 29.49%, 3/23/24 .. 995 1,004
992132104.UG.FTS.B, 29.49%, 3/23/24 .. 52 52
992132221.UG.FTS.B, 29.49%, 3/23/24 .. 183 187
992135554.UG.FTS.B, 29.49%, 3/23/24 .. 187 191
992135817.UG.FTS.B, 29.49%, 3/23/24 .. 318 324
992137062.UG.FTS.B, 29.49%, 3/23/24 .. 70 71
992138345.UG.FTS.B, 29.49%, 3/23/24 .. 2 2
992138400.UG.FTS.B, 29.49%, 3/23/24 .. 28 28
992138635.UG.FTS.B, 29.49%, 3/23/24 .. 22 22
992138872.UG.FTS.B, 29.49%, 3/23/24 .. 18 18
992139152.UG.FTS.B, 29.49%, 3/23/24 .. 120 123
992139318.UG.FTS.B, 29.49%, 3/23/24 .. 222 226
992141825.UG.FTS.B, 29.49%, 3/23/24 .. 124 95
992143774.UG.FTS.B, 29.49%, 3/23/24 .. 288 294
992143856.UG.FTS.B, 29.49%, 3/23/24 .. 132 134
992143882.UG.FTS.B, 29.49%, 3/23/24 .. 173 175
992143988.UG.FTS.B, 29.49%, 3/23/24 .. 82 84
992147205.UG.FTS.B, 29.49%, 3/23/24 .. 134 136
992148475.UG.FTS.B, 29.49%, 3/23/24 .. 45 46
992149422.UG.FTS.B, 29.49%, 3/23/24 .. 58 59
992150348.UG.FTS.B, 29.49%, 3/23/24 .. 19 19
992150421.UG.FTS.B, 29.49%, 3/23/24 .. 63 64
992151275.UG.FTS.B, 29.49%, 3/23/24 .. 84 85
992151805.UG.FTS.B, 29.49%, 3/23/24 .. 31 32
992152434.UG.FTS.B, 29.49%, 3/23/24 .. 157 160
992152665.UG.FTS.B, 29.49%, 3/23/24 .. 198 28
992153258.UG.FTS.B, 29.49%, 3/23/24 .. 97 99
992153577.UG.FTS.B, 29.49%, 3/23/24 .. 456 36
992153877.UG.FTS.B, 29.49%, 3/23/24 .. 426 434
992154701.UG.FTS.B, 29.49%, 3/23/24 .. 48 48
992154886.UG.FTS.B, 29.49%, 3/23/24 .. 391 60
992154936.UG.FTS.B, 29.49%, 3/23/24 .. 55 56
992157117.UG.FTS.B, 29.49%, 3/23/24 .. 155 158
992160174.UG.FTS.B, 29.49%, 3/23/24 .. 85 85
992160977.UG.FTS.B, 29.49%, 3/23/24 .. 492 497
992160990.UG.FTS.B, 29.49%, 3/23/24 .. 81 83
992161174.UG.FTS.B, 29.49%, 3/23/24 .. 45 45
992161250.UG.FTS.B, 29.49%, 3/23/24 .. 152 11
992161448.UG.FTS.B, 29.49%, 3/23/24 .. 367 276
992161953.UG.FTS.B, 29.49%, 3/23/24 .. 8 8
992162347.UG.FTS.B, 29.49%, 3/23/24 .. 11 11
992162403.UG.FTS.B, 29.49%, 3/23/24 .. 132 135
992166916.UG.FTS.B, 29.49%, 3/23/24 .. 1,746 1,783
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992167691.UG.FTS.B, 29.49%, 3/23/24 .. $ 219 $ 17
992167793.UG.FTS.B, 29.49%, 3/23/24 .. 246 250
992168020.UG.FTS.B, 29.49%, 3/23/24 .. 50 50
992168069.UG.FTS.B, 29.49%, 3/23/24 .. 50 51
992169160.UG.FTS.B, 29.49%, 3/23/24 .. 250 254
992169291.UG.FTS.B, 29.49%, 3/23/24 .. 31 32
992171056.UG.FTS.B, 29.49%, 3/23/24 .. 43 43
992171230.UG.FTS.B, 29.49%, 3/23/24 .. 185 189
992172287.UG.FTS.B, 29.49%, 3/23/24 .. 158 161
992173948.UG.FTS.B, 29.49%, 3/23/24 .. 47 48
992174580.UG.FTS.B, 29.49%, 3/23/24 .. 126 128
992176662.UG.FTS.B, 29.49%, 3/23/24 .. 273 278
992179019.UG.FTS.B, 29.49%, 3/23/24 .. 104 80
992181280.UG.FTS.B, 29.49%, 3/23/24 .. 174 25
992182784.UG.FTS.B, 29.49%, 3/23/24 .. 6 6
992183184.UG.FTS.B, 29.49%, 3/23/24 .. 462 469
992183256.UG.FTS.B, 29.49%, 3/23/24 .. 87 88
992184082.UG.FTS.B, 29.49%, 3/23/24 .. 79 80
992184446.UG.FTS.B, 29.49%, 3/23/24 .. 96 97
992186235.UG.FTS.B, 29.49%, 3/23/24 .. 199 203
992186889.UG.FTS.B, 29.49%, 3/23/24 .. 459 467
992187845.UG.FTS.B, 29.49%, 3/23/24 .. 127 129
992188685.UG.FTS.B, 29.49%, 3/23/24 .. 142 144
992190869.UG.FTS.B, 29.49%, 3/23/24 .. 456 463
992193315.UG.FTS.B, 29.49%, 3/23/24 .. 26 26
992193320.UG.FTS.B, 29.49%, 3/23/24 .. 119 121
992193514.UG.FTS.B, 29.49%, 3/23/24 .. 28 28
992194710.UG.FTS.B, 29.49%, 3/23/24 .. 45 45
992195138.UG.FTS.B, 29.49%, 3/23/24 .. 432 440
992195932.UG.FTS.B, 29.49%, 3/23/24 .. 73 74
992196711.UG.FTS.B, 29.49%, 3/23/24 .. 136 135
992197161.UG.FTS.B, 29.49%, 3/23/24 .. 137 139
992201306.UG.FTS.B, 29.49%, 3/23/24 .. 163 164
992201914.UG.FTS.B, 29.49%, 3/23/24 .. 54 54
992205420.UG.FTS.B, 29.49%, 3/23/24 .. 125 127
992209755.UG.FTS.B, 29.49%, 3/23/24 .. 144 143
992211232.UG.FTS.B, 29.49%, 3/23/24 .. 104 106
992211928.UG.FTS.B, 29.49%, 3/23/24 .. 48 49
992211971.UG.FTS.B, 29.49%, 3/23/24 .. 23 23
992212070.UG.FTS.B, 29.49%, 3/23/24 .. 107 109
992216753.UG.FTS.B, 29.49%, 3/23/24 .. 409 416
992217269.UG.FTS.B, 29.49%, 3/23/24 .. 454 460
992224297.UG.FTS.B, 29.49%, 3/23/24 .. 146 148
992225643.UG.FTS.B, 29.49%, 3/23/24 .. 29 29
992226071.UG.FTS.B, 29.49%, 3/23/24 .. 30 30
992228870.UG.FTS.B, 29.49%, 3/23/24 .. 6 6
992233527.UG.FTS.B, 29.49%, 3/23/24 .. 48 49
992235464.UG.FTS.B, 29.49%, 3/23/24 .. 1,256 1,282
992242161.UG.FTS.B, 29.49%, 3/23/24 .. 112 114
992245808.UG.FTS.B, 29.49%, 3/23/24 .. 17 17
992247383.UG.FTS.B, 29.49%, 3/23/24 .. 26 26
992248311.UG.FTS.B, 29.49%, 3/23/24 .. 36 36
992254338.UG.FTS.B, 29.49%, 3/23/24 .. 75 76
992256065.UG.FTS.B, 29.49%, 3/23/24 .. 82 83
992261037.UG.FTS.B, 29.49%, 3/23/24 .. 278 284
992264209.UG.FTS.B, 29.49%, 3/23/24 .. 70 71
992264714.UG.FTS.B, 29.49%, 3/23/24 .. 87 87
992264888.UG.FTS.B, 29.49%, 3/23/24 .. 33 33

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992266562.UG.FTS.B, 29.49%, 3/23/24 .. $ 177 $ 177
992268295.UG.FTS.B, 29.49%, 3/23/24 .. 58 59
992268372.UG.FTS.B, 29.49%, 3/23/24 .. 68 68
992270720.UG.FTS.B, 29.49%, 3/23/24 .. 92 93
992271297.UG.FTS.B, 29.49%, 3/23/24 .. 51 52
992274808.UG.FTS.B, 29.49%, 3/23/24 .. 115 115
992275022.UG.FTS.B, 29.49%, 3/23/24 .. 96 98
992275545.UG.FTS.B, 29.49%, 3/23/24 .. 66 67
992276460.UG.FTS.B, 29.49%, 3/23/24 .. 64 5
992277516.UG.FTS.B, 29.49%, 3/23/24 .. 80 81
992278256.UG.FTS.B, 29.49%, 3/23/24 .. 29 29
992278366.UG.FTS.B, 29.49%, 3/23/24 .. 109 111
992279441.UG.FTS.B, 29.49%, 3/23/24 .. 162 161
992281195.UG.FTS.B, 29.49%, 3/23/24 .. 29 29
992283109.UG.FTS.B, 29.49%, 3/23/24 .. 124 18
992290337.UG.FTS.B, 29.49%, 3/23/24 .. 59 60
992294353.UG.FTS.B, 29.49%, 3/23/24 .. 903 910
992296172.UG.FTS.B, 29.49%, 3/23/24 .. 18 19
992300034.UG.FTS.B, 29.49%, 3/23/24 .. 6 6
992300980.UG.FTS.B, 29.49%, 3/23/24 .. 109 109
992306024.UG.FTS.B, 29.49%, 3/23/24 .. 257 255
992306475.UG.FTS.B, 29.49%, 3/23/24 .. 104 104
992315890.UG.FTS.B, 29.49%, 3/23/24 .. 13 14
992316633.UG.FTS.B, 29.49%, 3/23/24 .. 166 127
992318739.UG.FTS.B, 29.49%, 3/23/24 .. 34 34
992322518.UG.FTS.B, 29.49%, 3/23/24 .. 99 100
992322922.UG.FTS.B, 29.49%, 3/23/24 .. 96 96
992324686.UG.FTS.B, 29.49%, 3/23/24 .. 28 28
992325632.UG.FTS.B, 29.49%, 3/23/24 .. 43 44
992326535.UG.FTS.B, 29.49%, 3/23/24 .. 90 90
992332422.UG.FTS.B, 29.49%, 3/23/24 .. 170 170
992334562.UG.FTS.B, 29.49%, 3/23/24 .. 11 11
992334810.UG.FTS.B, 29.49%, 3/23/24 .. 90 90
992337095.UG.FTS.B, 29.49%, 3/23/24 .. 122 123
992337743.UG.FTS.B, 29.49%, 3/23/24 .. 329 328
992346863.UG.FTS.B, 29.49%, 3/23/24 .. 315 314
992346864.UG.FTS.B, 29.49%, 3/23/24 .. 629 632
992347139.UG.FTS.B, 29.49%, 3/23/24 .. 899 900
992348190.UG.FTS.B, 29.49%, 3/23/24 .. 171 171
992349621.UG.FTS.B, 29.49%, 3/23/24 .. 149 147
992350428.UG.FTS.B, 29.49%, 3/23/24 .. 34 34
992350466.UG.FTS.B, 29.49%, 3/23/24 .. 81 80
992350651.UG.FTS.B, 29.49%, 3/23/24 .. 142 144
992171269.UG.FTS.B, 29.99%, 3/23/24 .. 19 20
992260894.UG.FTS.B, 15.47%, 3/24/24 .. 91 92
992348406.UG.FTS.B, 19.99%, 3/24/24 .. 106 14
992345005.UG.FTS.B, 29.49%, 3/24/24 .. 16 16
992348038.UG.FTS.B, 29.49%, 3/24/24 .. 358 358
992349048.UG.FTS.B, 29.49%, 3/24/24 .. 145 145
992101256.UG.FTS.B, 17.49%, 3/25/24 .. 171 175
992149518.UG.FTS.B, 15.47%, 3/26/24 .. 5 5
992339072.UG.FTS.B, 15.47%, 3/26/24 .. 4 4
992208096.UG.FTS.B, 16.49%, 3/28/24 .. 630 651
992124899.UG.FTS.B, 17.49%, 3/28/24 .. 2,301 2,359
992233199.UG.FTS.B, 15.49%, 3/30/24 .. 603 616
992237108.UG.FTS.B, 15.49%, 3/30/24 .. 98 101
992320630.UG.FTS.B, 15.49%, 3/30/24 .. 12 12
992335772.UG.FTS.B, 16.49%, 3/30/24 .. 44 45
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992152758.UG.FTS.B, 17.47%, 3/30/24 .. $ 324 $ 332
992269722.UG.FTS.B, 17.49%, 3/30/24 .. 51 52
992334506.UG.FTS.B, 17.49%, 3/30/24 .. 117 120
992210263.UG.FTS.B, 19.3%, 3/30/24 ... 1,032 1,059
992165518.UG.FTS.B, 21.48%, 3/31/24 .. 527 537
992227788.UG.FTS.B, 25.45%, 3/31/24 .. 530 539
992160172.UG.FTS.B, 16.49%, 4/01/24 .. 289 297
992163163.UG.FTS.B, 16.49%, 4/01/24 .. 249 256
992164011.UG.FTS.B, 16.49%, 4/01/24 .. 102 105
992180722.UG.FTS.B, 16.49%, 4/01/24 .. 35 36
992182571.UG.FTS.B, 16.49%, 4/01/24 .. 1,536 1,579
992240024.UG.FTS.B, 16.49%, 4/01/24 .. 43 44
992198946.UG.FTS.B, 17.49%, 4/01/24 .. 132 136
992414439.UG.FTS.B, 17.49%, 4/01/24 .. 2,924 2,990
992162894.UG.FTS.B, 18.47%, 4/01/24 .. 54 55
992220561.UG.FTS.B, 18.71%, 4/01/24 .. 180 185
992169084.UG.FTS.B, 19.3%, 4/01/24 ... 202 207
992224962.UG.FTS.B, 19.3%, 4/01/24 ... 92 94
992202635.UG.FTS.B, 20.96%, 4/01/24 .. 225 231
992227842.UG.FTS.B, 20.96%, 4/01/24 .. 59 8
992173268.UG.FTS.B, 21.48%, 4/01/24 .. 299 307
992175960.UG.FTS.B, 21.48%, 4/01/24 .. 602 617
992233910.UG.FTS.B, 21.48%, 4/01/24 .. 62 63
992181556.UG.FTS.B, 22.47%, 4/01/24 .. 177 182
992217448.UG.FTS.B, 22.47%, 4/01/24 .. 225 231
992217416.UG.FTS.B, 23.45%, 4/01/24 .. 318 325
992240658.UG.FTS.B, 23.45%, 4/01/24 .. 198 202
992212169.UG.FTS.B, 14.48%, 4/02/24 .. 235 242
992417131.UG.FTS.B, 15%, 4/02/24 ..... 67 69
992182597.UG.FTS.B, 15.47%, 4/02/24 .. 222 224
992252293.UG.FTS.B, 15.47%, 4/02/24 .. 204 209
992425240.UG.FTS.B, 15.47%, 4/02/24 .. 3,704 3,778
992178119.UG.FTS.B, 16.49%, 4/02/24 .. 46 47
992196430.UG.FTS.B, 16.49%, 4/02/24 .. 96 98
992203622.UG.FTS.B, 16.49%, 4/02/24 .. 380 391
992256633.UG.FTS.B, 16.49%, 4/02/24 .. 466 480
992296679.UG.FTS.B, 16.49%, 4/02/24 .. 129 133
992322989.UG.FTS.B, 16.49%, 4/02/24 .. 17 18
992385811.UG.FTS.B, 16.49%, 4/02/24 .. 435 446
992401685.UG.FTS.B, 16.49%, 4/02/24 .. 31 31
992426549.UG.FTS.B, 16.49%, 4/02/24 .. 80 82
992270716.UG.FTS.B, 17.47%, 4/02/24 .. 107 109
992189120.UG.FTS.B, 17.49%, 4/02/24 .. 30 31
992194005.UG.FTS.B, 17.49%, 4/02/24 .. 778 800
992218531.UG.FTS.B, 17.49%, 4/02/24 .. 1,873 1,928
992219639.UG.FTS.B, 17.49%, 4/02/24 .. 1,777 1,829
992254008.UG.FTS.B, 17.49%, 4/02/24 .. 302 311
992255292.UG.FTS.B, 17.49%, 4/02/24 .. 418 426
992285959.UG.FTS.B, 17.49%, 4/02/24 .. 1,430 1,467
992294957.UG.FTS.B, 17.49%, 4/02/24 .. 10 10
992304926.UG.FTS.B, 17.49%, 4/02/24 .. 18 19
992313666.UG.FTS.B, 17.49%, 4/02/24 .. 507 512
992185159.UG.FTS.B, 17.71%, 4/02/24 .. 494 504
992197461.UG.FTS.B, 18.47%, 4/02/24 .. 233 240
992200403.UG.FTS.B, 18.47%, 4/02/24 .. 1,001 1,029
992238982.UG.FTS.B, 18.47%, 4/02/24 .. 304 311
992186857.UG.FTS.B, 18.71%, 4/02/24 .. 3 2
992198075.UG.FTS.B, 18.71%, 4/02/24 .. 187 192

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992170886.UG.FTS.B, 19.96%, 4/02/24 .. $ 123 $ 125
992172774.UG.FTS.B, 19.96%, 4/02/24 .. 453 465
992191348.UG.FTS.B, 19.96%, 4/02/24 .. 465 475
992169594.UG.FTS.B, 20.47%, 4/02/24 .. 23 24
992191634.UG.FTS.B, 20.47%, 4/02/24 .. 70 72
992235585.UG.FTS.B, 20.47%, 4/02/24 .. 74 76
992235805.UG.FTS.B, 20.47%, 4/02/24 .. 163 167
992170741.UG.FTS.B, 21.48%, 4/02/24 .. 7 7
992176203.UG.FTS.B, 21.48%, 4/02/24 .. 943 968
992203547.UG.FTS.B, 21.48%, 4/02/24 .. 20 20
992183165.UG.FTS.B, 23.45%, 4/02/24 .. 118 121
992192015.UG.FTS.B, 23.45%, 4/02/24 .. 120 123
992215448.UG.FTS.B, 23.45%, 4/02/24 .. 69 70
992230181.UG.FTS.B, 23.45%, 4/02/24 .. 66 68
992311725.UG.FTS.B, 17.47%, 4/03/24 .. 96 98
992189015.UG.FTS.B, 17.49%, 4/03/24 .. 60 8
992214077.UG.FTS.B, 17.49%, 4/03/24 .. 772 789
992376523.UG.FTS.B, 17.49%, 4/03/24 .. 43 44
992245164.UG.FTS.B, 17.71%, 4/03/24 .. 27 28
992203669.UG.FTS.B, 18.47%, 4/03/24 .. 48 49
992234929.UG.FTS.B, 18.71%, 4/03/24 .. 5 5
992199899.UG.FTS.B, 19.3%, 4/03/24 ... 712 728
992223054.UG.FTS.B, 19.3%, 4/03/24 ... 16 16
992223237.UG.FTS.B, 19.3%, 4/03/24 ... 236 241
992231175.UG.FTS.B, 20.47%, 4/03/24 .. 1,203 1,227
992215477.UG.FTS.B, 20.96%, 4/03/24 .. 181 181
992220214.UG.FTS.B, 21.47%, 4/03/24 .. 696 705
992198038.UG.FTS.B, 21.48%, 4/03/24 .. 150 153
992194489.UG.FTS.B, 22.47%, 4/03/24 .. 163 114
992206400.UG.FTS.B, 22.47%, 4/03/24 .. 19 19
992188122.UG.FTS.B, 23.45%, 4/03/24 .. 524 532
992195439.UG.FTS.B, 23.45%, 4/03/24 .. 87 89
992300751.UG.FTS.B, 14.47%, 4/04/24 .. 36 36
992232580.UG.FTS.B, 15%, 4/04/24 ..... 73 75
992354230.UG.FTS.B, 16.49%, 4/04/24 .. 137 140
992191964.UG.FTS.B, 17.49%, 4/04/24 .. 232 48
992229115.UG.FTS.B, 17.49%, 4/04/24 .. 835 852
992284206.UG.FTS.B, 17.71%, 4/04/24 .. 553 565
992390939.UG.FTS.B, 17.71%, 4/04/24 .. 203 207
992395395.UG.FTS.B, 17.71%, 4/04/24 .. 25 25
992199364.UG.FTS.B, 18.47%, 4/04/24 .. 868 887
992203524.UG.FTS.B, 18.47%, 4/04/24 .. 94 96
992209802.UG.FTS.B, 18.71%, 4/04/24 .. 114 115
992202158.UG.FTS.B, 19.3%, 4/04/24 ... 24 25
992214349.UG.FTS.B, 19.3%, 4/04/24 ... 142 145
992226526.UG.FTS.B, 19.3%, 4/04/24 ... 92 93
992226636.UG.FTS.B, 19.3%, 4/04/24 ... 16 16
992200902.UG.FTS.B, 19.96%, 4/04/24 .. 193 196
992198683.UG.FTS.B, 20.96%, 4/04/24 .. 104 106
992201643.UG.FTS.B, 20.96%, 4/04/24 .. 36 36
992200624.UG.FTS.B, 22.45%, 4/04/24 .. 189 192
992215957.UG.FTS.B, 25.45%, 4/04/24 .. 186 188
992264265.UG.FTS.B, 15.47%, 4/05/24 .. 522 534
992208826.UG.FTS.B, 16.49%, 4/05/24 .. 252 254
992224386.UG.FTS.B, 19.3%, 4/05/24 ... 790 806
992231024.UG.FTS.B, 19.3%, 4/05/24 ... 120 123
992205235.UG.FTS.B, 20.47%, 4/05/24 .. 61 62
992206730.UG.FTS.B, 20.47%, 4/05/24 .. 996 211
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992208908.UG.FTS.B, 20.47%, 4/05/24 .. $ 21 $ 21
992203477.UG.FTS.B, 25.45%, 4/05/24 .. 769 781
992205418.UG.FTS.B, 26.44%, 4/05/24 .. 86 87
992205691.UG.FTS.B, 26.44%, 4/05/24 .. 34 35
992214868.UG.FTS.B, 26.44%, 4/05/24 .. 771 779
992273098.UG.FTS.B, 15%, 4/06/24 ..... 159 163
992210289.UG.FTS.B, 15.47%, 4/06/24 .. 59 60
992223672.UG.FTS.B, 15.47%, 4/06/24 .. 346 354
992271907.UG.FTS.B, 16.49%, 4/06/24 .. 98 100
992224003.UG.FTS.B, 17.47%, 4/06/24 .. 1,126 1,151
992218299.UG.FTS.B, 17.49%, 4/06/24 .. 868 874
992275288.UG.FTS.B, 17.49%, 4/06/24 .. 616 631
992222739.UG.FTS.B, 16.49%, 4/07/24 .. 122 126
992243829.UG.FTS.B, 15%, 4/08/24 ..... 328 337
992453107.UG.FTS.B, 15%, 4/08/24 ..... 353 361
992385069.UG.FTS.B, 15.47%, 4/08/24 .. 744 764
992238414.UG.FTS.B, 15.49%, 4/08/24 .. 2,098 2,153
992248843.UG.FTS.B, 15.49%, 4/08/24 .. 114 117
992365635.UG.FTS.B, 15.49%, 4/08/24 .. 902 917
992429685.UG.FTS.B, 15.49%, 4/08/24 .. 88 90
992307654.UG.FTS.B, 16.49%, 4/08/24 .. 3,276 3,345
992319179.UG.FTS.B, 16.49%, 4/08/24 .. 879 902
992345372.UG.FTS.B, 16.49%, 4/08/24 .. 236 242
992389920.UG.FTS.B, 16.49%, 4/08/24 .. 51 52
992278174.UG.FTS.B, 17.47%, 4/08/24 .. 1,198 1,222
992335133.UG.FTS.B, 17.47%, 4/08/24 .. 289 296
992259612.UG.FTS.B, 17.49%, 4/08/24 .. 131 134
992233216.UG.FTS.B, 17.71%, 4/08/24 .. 42 42
992236271.UG.FTS.B, 17.71%, 4/08/24 .. 145 147
992468612.UG.FTS.B, 17.71%, 4/08/24 .. 278 282
992319099.UG.FTS.B, 14.47%, 4/09/24 .. 1,097 1,125
992401186.UG.FTS.B, 14.47%, 4/09/24 .. 89 92
992309664.UG.FTS.B, 15.47%, 4/09/24 .. 172 177
992432032.UG.FTS.B, 16.49%, 4/09/24 .. 523 534
992280719.UG.FTS.B, 17.49%, 4/09/24 .. 140 144
992338360.UG.FTS.B, 17.49%, 4/09/24 .. 88 90
992414220.UG.FTS.B, 17.49%, 4/09/24 .. 745 764
992269238.UG.FTS.B, 17.71%, 4/09/24 .. 98 100
992320387.UG.FTS.B, 14.48%, 4/10/24 .. 320 328
992386769.UG.FTS.B, 15%, 4/10/24 ..... 279 286
992259589.UG.FTS.B, 16.49%, 4/10/24 .. 183 188
992282763.UG.FTS.B, 17.47%, 4/10/24 .. 68 70
992486956.UG.FTS.B, 17.47%, 4/10/24 .. 3,088 636
992256862.UG.FTS.B, 17.49%, 4/10/24 .. 240 241
992294540.UG.FTS.B, 17.49%, 4/10/24 .. 52 53
992319824.UG.FTS.B, 17.49%, 4/10/24 .. 91 94
992337201.UG.FTS.B, 17.49%, 4/10/24 .. 61 63
992347025.UG.FTS.B, 17.49%, 4/10/24 .. 340 348
992350594.UG.FTS.B, 17.49%, 4/10/24 .. 187 192
992312337.UG.FTS.B, 16.49%, 4/11/24 .. 148 152
992276365.UG.FTS.B, 17.47%, 4/11/24 .. 53 54
992278464.UG.FTS.B, 17.49%, 4/11/24 .. 612 622
992270871.UG.FTS.B, 19.3%, 4/11/24 ... 407 48
992271672.UG.FTS.B, 20.47%, 4/11/24 .. 487 493
992381869.UG.FTS.B, 22.47%, 4/11/24 .. 139 141
992267834.UG.FTS.B, 15.47%, 4/12/24 .. 124 127
992280355.UG.FTS.B, 16.49%, 4/12/24 .. 99 100
992294222.UG.FTS.B, 16.49%, 4/12/24 .. 1,804 1,849

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992265584.UG.FTS.B, 17.49%, 4/12/24 .. $ 199 $ 203
992304659.UG.FTS.B, 18.71%, 4/12/24 .. 62 63
992340839.UG.FTS.B, 19.96%, 4/12/24 .. 500 511
992371650.UG.FTS.B, 19.96%, 4/12/24 .. 163 166
992279545.UG.FTS.B, 20.47%, 4/12/24 .. 377 383
992277857.UG.FTS.B, 20.96%, 4/12/24 .. 201 24
992296299.UG.FTS.B, 21.48%, 4/12/24 .. 271 277
992278798.UG.FTS.B, 16.49%, 4/13/24 .. 241 245
992294840.UG.FTS.B, 16.49%, 4/13/24 .. 878 902
992299709.UG.FTS.B, 17.49%, 4/13/24 .. 148 150
992324871.UG.FTS.B, 17.49%, 4/13/24 .. 452 463
992516684.UG.FTS.B, 17.49%, 4/13/24 .. 184 188
992273786.UG.FTS.B, 18.71%, 4/13/24 .. 394 401
992295392.UG.FTS.B, 18.71%, 4/13/24 .. 165 170
992296278.UG.FTS.B, 18.71%, 4/13/24 .. 1,324 1,354
992394156.UG.FTS.B, 18.71%, 4/13/24 .. 36 37
992285545.UG.FTS.B, 19.3%, 4/13/24 ... 51 53
992294062.UG.FTS.B, 19.3%, 4/13/24 ... 820 838
992306455.UG.FTS.B, 19.3%, 4/13/24 ... 56 58
992343640.UG.FTS.B, 19.3%, 4/13/24 ... 111 114
992386922.UG.FTS.B, 19.3%, 4/13/24 ... 937 963
992442511.UG.FTS.B, 19.3%, 4/13/24 ... 1,076 1,102
992287467.UG.FTS.B, 19.96%, 4/13/24 .. 522 531
992291144.UG.FTS.B, 19.96%, 4/13/24 .. 574 588
992408155.UG.FTS.B, 19.96%, 4/13/24 .. 76 78
992416542.UG.FTS.B, 19.96%, 4/13/24 .. 249 254
992438647.UG.FTS.B, 19.96%, 4/13/24 .. 298 303
992281614.UG.FTS.B, 20.47%, 4/13/24 .. 942 964
992282729.UG.FTS.B, 20.47%, 4/13/24 .. 2,820 2,881
992407083.UG.FTS.B, 20.47%, 4/13/24 .. 327 70
992393518.UG.FTS.B, 20.48%, 4/13/24 .. 106 108
992280296.UG.FTS.B, 20.96%, 4/13/24 .. 149 153
992295459.UG.FTS.B, 20.96%, 4/13/24 .. 23 23
992272885.UG.FTS.B, 21.48%, 4/13/24 .. 465 474
992278237.UG.FTS.B, 21.48%, 4/13/24 .. 171 174
992288043.UG.FTS.B, 21.48%, 4/13/24 .. 269 275
992293786.UG.FTS.B, 21.48%, 4/13/24 .. 243 249
992370426.UG.FTS.B, 21.48%, 4/13/24 .. 72 74
992426453.UG.FTS.B, 21.48%, 4/13/24 .. 52 53
992319188.UG.FTS.B, 22.45%, 4/13/24 .. 280 286
992355685.UG.FTS.B, 22.45%, 4/13/24 .. 79 81
992410885.UG.FTS.B, 23.45%, 4/13/24 .. 178 182
992302462.UG.FTS.B, 25.45%, 4/13/24 .. 95 97
992310042.UG.FTS.B, 25.45%, 4/13/24 .. 26 2
992317039.UG.FTS.B, 25.45%, 4/13/24 .. 34 34
992285505.UG.FTS.B, 26.44%, 4/13/24 .. 1,067 1,087
992370868.UG.FTS.B, 26.44%, 4/13/24 .. 24 4
992290354.UG.FTS.B, 14%, 4/14/24 ..... 499 512
992290716.UG.FTS.B, 14.48%, 4/14/24 .. 652 669
992290505.UG.FTS.B, 16.49%, 4/14/24 .. 134 138
992292653.UG.FTS.B, 16.49%, 4/14/24 .. 1,781 1,827
992293830.UG.FTS.B, 16.49%, 4/14/24 .. 469 481
992289203.UG.FTS.B, 17.47%, 4/14/24 .. 58 60
992292792.UG.FTS.B, 18.96%, 4/14/24 .. 3,942 4,037
992288452.UG.FTS.B, 19.3%, 4/14/24 ... 96 98
992290656.UG.FTS.B, 19.96%, 4/14/24 .. 636 651
992295741.UG.FTS.B, 19.96%, 4/14/24 .. 356 364
992285635.UG.FTS.B, 20.47%, 4/14/24 .. 373 382
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992298625.UG.FTS.B, 20.47%, 4/14/24 .. $ 25 $ 25
992314331.UG.FTS.B, 20.47%, 4/14/24 .. 201 205
992295775.UG.FTS.B, 20.96%, 4/14/24 .. 131 135
992303807.UG.FTS.B, 20.96%, 4/14/24 .. 471 482
992305627.UG.FTS.B, 22.47%, 4/14/24 .. 1,076 1,100
992306624.UG.FTS.B, 23.45%, 4/14/24 .. 357 365
992309647.UG.FTS.B, 25.45%, 4/14/24 .. 135 137
992285268.UG.FTS.B, 27.95%, 4/14/24 .. 630 149
992296795.UG.FTS.B, 28.48%, 4/14/24 .. 1,117 1,121
992297304.UG.FTS.B, 28.48%, 4/14/24 .. 63 64
992292897.UG.FTS.B, 29.47%, 4/14/24 .. 132 135
992287769.UG.FTS.B, 29.48%, 4/14/24 .. 314 313
992287940.UG.FTS.B, 29.48%, 4/14/24 .. 847 863
992287364.UG.FTS.B, 29.49%, 4/14/24 .. 796 810
992288979.UG.FTS.B, 29.49%, 4/14/24 .. 1,128 1,142
992292387.UG.FTS.B, 29.49%, 4/14/24 .. 439 448
992298455.UG.FTS.B, 29.49%, 4/14/24 .. 10 10
992300869.UG.FTS.B, 29.49%, 4/14/24 .. 1,241 304
992307006.UG.FTS.B, 29.49%, 4/14/24 .. 53 54
992326319.UG.FTS.B, 16.49%, 4/15/24 .. 34 35
992348358.UG.FTS.B, 16.49%, 4/15/24 .. 2,077 2,123
992300983.UG.FTS.B, 17.49%, 4/15/24 .. 18 18
992302897.UG.FTS.B, 17.49%, 4/15/24 .. 1,774 1,820
992311352.UG.FTS.B, 17.49%, 4/15/24 .. 143 146
992322124.UG.FTS.B, 17.49%, 4/15/24 .. 281 289
992497171.UG.FTS.B, 17.49%, 4/15/24 .. 384 393
992571822.UG.FTS.B, 17.49%, 4/15/24 .. 281 285
992294831.UG.FTS.B, 17.71%, 4/15/24 .. 703 720
992299108.UG.FTS.B, 18.47%, 4/15/24 .. 600 615
992298014.UG.FTS.B, 19.96%, 4/15/24 .. 40 41
992298332.UG.FTS.B, 19.99%, 4/15/24 .. 1,707 1,732
992294711.UG.FTS.B, 21.48%, 4/15/24 .. 199 201
992305270.UG.FTS.B, 23.45%, 4/15/24 .. 249 254
992298300.UG.FTS.B, 25.45%, 4/15/24 .. 291 298
992294369.UG.FTS.B, 26.44%, 4/15/24 .. 676 685
992296550.UG.FTS.B, 28.48%, 4/15/24 .. 346 354
992299907.UG.FTS.B, 28.48%, 4/15/24 .. 274 277
992298353.UG.FTS.B, 29.48%, 4/15/24 .. 1,068 1,081
992310124.UG.FTS.B, 29.48%, 4/15/24 .. 109 109
992294921.UG.FTS.B, 29.49%, 4/15/24 .. 2,004 266
992295135.UG.FTS.B, 29.49%, 4/15/24 .. 1,808 1,837
992296054.UG.FTS.B, 29.49%, 4/15/24 .. 80 82
992296348.UG.FTS.B, 29.49%, 4/15/24 .. 73 74
992297564.UG.FTS.B, 29.49%, 4/15/24 .. 124 124
992298231.UG.FTS.B, 29.49%, 4/15/24 .. 21 21
992298570.UG.FTS.B, 29.49%, 4/15/24 .. 181 185
992299330.UG.FTS.B, 29.49%, 4/15/24 .. 291 69
992301040.UG.FTS.B, 29.49%, 4/15/24 .. 73 73
992305685.UG.FTS.B, 29.49%, 4/15/24 .. 316 315
992308831.UG.FTS.B, 29.49%, 4/15/24 .. 8 8
992425133.UG.FTS.B, 17.47%, 4/16/24 .. 1,159 1,185
992305131.UG.FTS.B, 19.96%, 4/16/24 .. 54 55
992310140.UG.FTS.B, 19.96%, 4/16/24 .. 47 48
992307140.UG.FTS.B, 21.48%, 4/16/24 .. 750 769
992307115.UG.FTS.B, 25.44%, 4/16/24 .. 99 101
992307314.UG.FTS.B, 25.45%, 4/16/24 .. 1,286 1,315
992304621.UG.FTS.B, 28.48%, 4/16/24 .. 44 6
992306818.UG.FTS.B, 28.48%, 4/16/24 .. 86 88

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992307966.UG.FTS.B, 28.48%, 4/16/24 .. $ 157 $ 161
992308729.UG.FTS.B, 28.48%, 4/16/24 .. 64 65
992304837.UG.FTS.B, 29.46%, 4/16/24 .. 46 46
992309855.UG.FTS.B, 29.47%, 4/16/24 .. 348 356
992304577.UG.FTS.B, 29.48%, 4/16/24 .. 215 219
992304827.UG.FTS.B, 29.49%, 4/16/24 .. 200 204
992305107.UG.FTS.B, 29.49%, 4/16/24 .. 90 92
992305369.UG.FTS.B, 29.49%, 4/16/24 .. 288 292
992306092.UG.FTS.B, 29.49%, 4/16/24 .. 315 321
992306428.UG.FTS.B, 29.49%, 4/16/24 .. 61 61
992306433.UG.FTS.B, 29.49%, 4/16/24 .. 398 404
992306561.UG.FTS.B, 29.49%, 4/16/24 .. 43 44
992306896.UG.FTS.B, 29.49%, 4/16/24 .. 190 190
992307114.UG.FTS.B, 29.49%, 4/16/24 .. 375 383
992307488.UG.FTS.B, 29.49%, 4/16/24 .. 460 468
992307850.UG.FTS.B, 29.49%, 4/16/24 .. 13 13
992307961.UG.FTS.B, 29.49%, 4/16/24 .. 401 408
992308240.UG.FTS.B, 29.49%, 4/16/24 .. 550 561
992308268.UG.FTS.B, 29.49%, 4/16/24 .. 188 187
992308292.UG.FTS.B, 29.49%, 4/16/24 .. 38 14
992308347.UG.FTS.B, 29.49%, 4/16/24 .. 1,086 1,109
992308596.UG.FTS.B, 29.49%, 4/16/24 .. 320 327
992308718.UG.FTS.B, 29.49%, 4/16/24 .. 148 151
992308875.UG.FTS.B, 29.49%, 4/16/24 .. 116 118
992308975.UG.FTS.B, 29.49%, 4/16/24 .. 116 117
992308999.UG.FTS.B, 29.49%, 4/16/24 .. 64 65
992309433.UG.FTS.B, 29.49%, 4/16/24 .. 1,067 1,096
992309470.UG.FTS.B, 29.49%, 4/16/24 .. 79 20
992310488.UG.FTS.B, 29.49%, 4/16/24 .. 275 279
992382966.UG.FTS.B, 16.49%, 4/17/24 .. 96 98
992377455.UG.FTS.B, 17.47%, 4/17/24 .. 144 148
992315011.UG.FTS.B, 17.71%, 4/17/24 .. 33 33
992330165.UG.FTS.B, 17.71%, 4/17/24 .. 263 270
992415773.UG.FTS.B, 17.71%, 4/17/24 .. 933 958
992560425.UG.FTS.B, 17.71%, 4/17/24 .. 694 708
992323415.UG.FTS.B, 16.49%, 4/18/24 .. 157 160
992325161.UG.FTS.B, 17.47%, 4/18/24 .. 317 326
992377177.UG.FTS.B, 17.49%, 4/18/24 .. 7 7
992430585.UG.FTS.B, 17.49%, 4/18/24 .. 61 62
992538751.UG.FTS.B, 17.49%, 4/18/24 .. 439 448
992578790.UG.FTS.B, 17.49%, 4/18/24 .. 174 178
992325509.UG.FTS.B, 17.71%, 4/18/24 .. 660 674
992500635.UG.FTS.B, 22.45%, 4/18/24 .. 434 308
992416946.UG.FTS.B, 26.44%, 4/18/24 .. 547 558
992324104.UG.FTS.B, 29.48%, 4/18/24 .. 36 36
992446560.UG.FTS.B, 29.48%, 4/18/24 .. 216 221
992322952.UG.FTS.B, 29.49%, 4/18/24 .. 76 77
992327297.UG.FTS.B, 29.49%, 4/18/24 .. 664 678
992346083.UG.FTS.B, 29.49%, 4/18/24 .. 99 103
992357394.UG.FTS.B, 29.49%, 4/18/24 .. 178 182
992387026.UG.FTS.B, 29.49%, 4/18/24 .. 69 69
992410578.UG.FTS.B, 29.49%, 4/18/24 .. 66 52
992366786.UG.FTS.B, 14%, 4/19/24 ..... 157 161
992445261.UG.FTS.B, 14.48%, 4/19/24 .. 745 766
992384419.UG.FTS.B, 15%, 4/19/24 ..... 22 23
992344509.UG.FTS.B, 16.49%, 4/19/24 .. 259 263
992368975.UG.FTS.B, 17.49%, 4/19/24 .. 937 963
992415751.UG.FTS.B, 17.49%, 4/19/24 .. 795 817
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992426955.UG.FTS.B, 17.49%, 4/19/24 .. $ 187 $ 192
992449613.UG.FTS.B, 17.49%, 4/19/24 .. 53 54
992454726.UG.FTS.B, 17.49%, 4/19/24 .. 1,867 1,919
992541827.UG.FTS.B, 19.3%, 4/19/24 ... 11 12
992349778.UG.FTS.B, 19.96%, 4/19/24 .. 64 5
992331817.UG.FTS.B, 20.96%, 4/19/24 .. 4 4
992343106.UG.FTS.B, 21.48%, 4/19/24 .. 242 250
992570603.UG.FTS.B, 21.48%, 4/19/24 .. 67 52
992332652.UG.FTS.B, 22.47%, 4/19/24 .. 98 100
992362733.UG.FTS.B, 25.44%, 4/19/24 .. 310 317
992336475.UG.FTS.B, 28.48%, 4/19/24 .. 87 89
992341665.UG.FTS.B, 28.48%, 4/19/24 .. 396 397
992355303.UG.FTS.B, 28.48%, 4/19/24 .. 598 612
992397817.UG.FTS.B, 28.48%, 4/19/24 .. 194 199
992404979.UG.FTS.B, 28.48%, 4/19/24 .. 836 853
992600081.UG.FTS.B, 28.48%, 4/19/24 .. 33 33
992335054.UG.FTS.B, 29.46%, 4/19/24 .. 222 226
992463106.UG.FTS.B, 29.48%, 4/19/24 .. 86 89
992504174.UG.FTS.B, 29.48%, 4/19/24 .. 208 210
992336580.UG.FTS.B, 29.49%, 4/19/24 .. 318 322
992337236.UG.FTS.B, 29.49%, 4/19/24 .. 85 87
992340464.UG.FTS.B, 29.49%, 4/19/24 .. 257 259
992343783.UG.FTS.B, 29.49%, 4/19/24 .. 305 41
992345657.UG.FTS.B, 29.49%, 4/19/24 .. 66 67
992354798.UG.FTS.B, 29.49%, 4/19/24 .. 233 33
992355864.UG.FTS.B, 29.49%, 4/19/24 .. 22 23
992363936.UG.FTS.B, 29.49%, 4/19/24 .. 533 539
992367661.UG.FTS.B, 29.49%, 4/19/24 .. 54 55
992384552.UG.FTS.B, 29.49%, 4/19/24 .. 1,045 1,058
992391302.UG.FTS.B, 29.49%, 4/19/24 .. 53 53
992393068.UG.FTS.B, 29.49%, 4/19/24 .. 50 50
992395307.UG.FTS.B, 29.49%, 4/19/24 .. 71 72
992491125.UG.FTS.B, 29.49%, 4/19/24 .. 350 352
992497612.UG.FTS.B, 29.49%, 4/19/24 .. 95 96
992510143.UG.FTS.B, 29.49%, 4/19/24 .. 189 191
992574074.UG.FTS.B, 29.49%, 4/19/24 .. 332 334
992588454.UG.FTS.B, 29.49%, 4/19/24 .. 27 27
992593267.UG.FTS.B, 29.49%, 4/19/24 .. 127 127
992600517.UG.FTS.B, 29.49%, 4/19/24 .. 140 141
992609319.UG.FTS.B, 29.49%, 4/19/24 .. 762 772
992612415.UG.FTS.B, 29.49%, 4/19/24 .. 205 207
992343087.UG.FTS.B, 19.99%, 4/20/24 .. 391 393
992345757.UG.FTS.B, 19.99%, 4/20/24 .. 73 75
992599263.UG.FTS.B, 19.99%, 4/20/24 .. 66 67
992633265.UG.FTS.B, 19.99%, 4/20/24 .. 41 42
992357316.UG.FTS.B, 25.45%, 4/20/24 .. 214 219
992552647.UG.FTS.B, 25.45%, 4/20/24 .. 140 144
992392448.UG.FTS.B, 26.44%, 4/20/24 .. 2,383 2,421
992444339.UG.FTS.B, 26.44%, 4/20/24 .. 229 234
992477866.UG.FTS.B, 26.44%, 4/20/24 .. 43 44
992410060.UG.FTS.B, 27.99%, 4/20/24 .. 162 166
992632287.UG.FTS.B, 27.99%, 4/20/24 .. 39 40
992338915.UG.FTS.B, 28.48%, 4/20/24 .. 112 115
992340305.UG.FTS.B, 28.48%, 4/20/24 .. 61 63
992404296.UG.FTS.B, 28.48%, 4/20/24 .. 53 54
992405045.UG.FTS.B, 28.48%, 4/20/24 .. 139 142
992410913.UG.FTS.B, 28.48%, 4/20/24 .. 59 60
992418355.UG.FTS.B, 28.48%, 4/20/24 .. 401 410

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992442265.UG.FTS.B, 28.48%, 4/20/24 .. $ 415 $ 430
992451594.UG.FTS.B, 28.48%, 4/20/24 .. 62 63
992487906.UG.FTS.B, 28.48%, 4/20/24 .. 286 291
992488212.UG.FTS.B, 28.48%, 4/20/24 .. 116 118
992488295.UG.FTS.B, 28.48%, 4/20/24 .. 33 34
992575704.UG.FTS.B, 28.48%, 4/20/24 .. 159 161
992602428.UG.FTS.B, 28.48%, 4/20/24 .. 71 71
992628071.UG.FTS.B, 28.48%, 4/20/24 .. 109 109
992340126.UG.FTS.B, 29.45%, 4/20/24 .. 302 306
992354757.UG.FTS.B, 29.45%, 4/20/24 .. 36 36
992358192.UG.FTS.B, 29.46%, 4/20/24 .. 150 154
992436051.UG.FTS.B, 29.46%, 4/20/24 .. 466 475
992621572.UG.FTS.B, 29.46%, 4/20/24 .. 15 15
992348017.UG.FTS.B, 29.47%, 4/20/24 .. 70 71
992369701.UG.FTS.B, 29.47%, 4/20/24 .. 96 98
992376846.UG.FTS.B, 29.47%, 4/20/24 .. 42 43
992341376.UG.FTS.B, 29.48%, 4/20/24 .. 142 145
992341441.UG.FTS.B, 29.48%, 4/20/24 .. 616 631
992341787.UG.FTS.B, 29.48%, 4/20/24 .. 429 431
992344302.UG.FTS.B, 29.48%, 4/20/24 .. 831 850
992344440.UG.FTS.B, 29.48%, 4/20/24 .. 114 117
992355773.UG.FTS.B, 29.48%, 4/20/24 .. 270 276
992361225.UG.FTS.B, 29.48%, 4/20/24 .. 111 113
992362358.UG.FTS.B, 29.48%, 4/20/24 .. 93 96
992365581.UG.FTS.B, 29.48%, 4/20/24 .. 235 239
992382847.UG.FTS.B, 29.48%, 4/20/24 .. 238 242
992384369.UG.FTS.B, 29.48%, 4/20/24 .. 25 25
992400950.UG.FTS.B, 29.48%, 4/20/24 .. 59 60
992462565.UG.FTS.B, 29.48%, 4/20/24 .. 107 109
992480683.UG.FTS.B, 29.48%, 4/20/24 .. 45 46
992494075.UG.FTS.B, 29.48%, 4/20/24 .. 17 17
992539324.UG.FTS.B, 29.48%, 4/20/24 .. 78 79
992338161.UG.FTS.B, 29.49%, 4/20/24 .. 172 176
992338288.UG.FTS.B, 29.49%, 4/20/24 .. 550 556
992339453.UG.FTS.B, 29.49%, 4/20/24 .. 98 100
992339714.UG.FTS.B, 29.49%, 4/20/24 .. 235 237
992339822.UG.FTS.B, 29.49%, 4/20/24 .. 132 133
992339995.UG.FTS.B, 29.49%, 4/20/24 .. 130 133
992340076.UG.FTS.B, 29.49%, 4/20/24 .. 1,819 1,855
992340315.UG.FTS.B, 29.49%, 4/20/24 .. 556 569
992340795.UG.FTS.B, 29.49%, 4/20/24 .. 220 224
992340896.UG.FTS.B, 29.49%, 4/20/24 .. 32 32
992340946.UG.FTS.B, 29.49%, 4/20/24 .. 494 504
992341059.UG.FTS.B, 29.49%, 4/20/24 .. 76 11
992341348.UG.FTS.B, 29.49%, 4/20/24 .. 159 163
992343175.UG.FTS.B, 29.49%, 4/20/24 .. 114 116
992343678.UG.FTS.B, 29.49%, 4/20/24 .. 221 226
992343941.UG.FTS.B, 29.49%, 4/20/24 .. 40 41
992344042.UG.FTS.B, 29.49%, 4/20/24 .. 690 704
992344074.UG.FTS.B, 29.49%, 4/20/24 .. 231 231
992345630.UG.FTS.B, 29.49%, 4/20/24 .. 99 102
992346086.UG.FTS.B, 29.49%, 4/20/24 .. 59 59
992346213.UG.FTS.B, 29.49%, 4/20/24 .. 250 254
992347613.UG.FTS.B, 29.49%, 4/20/24 .. 943 962
992349101.UG.FTS.B, 29.49%, 4/20/24 .. 133 137
992350167.UG.FTS.B, 29.49%, 4/20/24 .. 429 436
992351453.UG.FTS.B, 29.49%, 4/20/24 .. 149 153
992351484.UG.FTS.B, 29.49%, 4/20/24 .. 534 537
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992352296.UG.FTS.B, 29.49%, 4/20/24 .. $ 300 $ 303
992352557.UG.FTS.B, 29.49%, 4/20/24 .. 117 118
992352916.UG.FTS.B, 29.49%, 4/20/24 .. 67 68
992353094.UG.FTS.B, 29.49%, 4/20/24 .. 273 274
992354097.UG.FTS.B, 29.49%, 4/20/24 .. 160 163
992354115.UG.FTS.B, 29.49%, 4/20/24 .. 123 125
992354662.UG.FTS.B, 29.49%, 4/20/24 .. 153 156
992354733.UG.FTS.B, 29.49%, 4/20/24 .. 181 185
992356471.UG.FTS.B, 29.49%, 4/20/24 .. 45 40
992357683.UG.FTS.B, 29.49%, 4/20/24 .. 88 90
992357967.UG.FTS.B, 29.49%, 4/20/24 .. 27 28
992358160.UG.FTS.B, 29.49%, 4/20/24 .. 8 8
992359232.UG.FTS.B, 29.49%, 4/20/24 .. 45 45
992359352.UG.FTS.B, 29.49%, 4/20/24 .. 309 315
992360648.UG.FTS.B, 29.49%, 4/20/24 .. 73 74
992360936.UG.FTS.B, 29.49%, 4/20/24 .. 206 210
992361178.UG.FTS.B, 29.49%, 4/20/24 .. 530 531
992361839.UG.FTS.B, 29.49%, 4/20/24 .. 891 897
992362080.UG.FTS.B, 29.49%, 4/20/24 .. 129 133
992362211.UG.FTS.B, 29.49%, 4/20/24 .. 226 226
992363399.UG.FTS.B, 29.49%, 4/20/24 .. 53 54
992364036.UG.FTS.B, 29.49%, 4/20/24 .. 134 135
992365448.UG.FTS.B, 29.49%, 4/20/24 .. 5 5
992365477.UG.FTS.B, 29.49%, 4/20/24 .. 36 36
992369622.UG.FTS.B, 29.49%, 4/20/24 .. 1,427 1,458
992371322.UG.FTS.B, 29.49%, 4/20/24 .. 75 11
992372502.UG.FTS.B, 29.49%, 4/20/24 .. 21 21
992372521.UG.FTS.B, 29.49%, 4/20/24 .. 18 19
992375330.UG.FTS.B, 29.49%, 4/20/24 .. 642 659
992376565.UG.FTS.B, 29.49%, 4/20/24 .. 383 383
992377143.UG.FTS.B, 29.49%, 4/20/24 .. 66 67
992377271.UG.FTS.B, 29.49%, 4/20/24 .. 288 292
992377898.UG.FTS.B, 29.49%, 4/20/24 .. 475 484
992383594.UG.FTS.B, 29.49%, 4/20/24 .. 64 51
992387043.UG.FTS.B, 29.49%, 4/20/24 .. 72 73
992387443.UG.FTS.B, 29.49%, 4/20/24 .. 69 69
992388667.UG.FTS.B, 29.49%, 4/20/24 .. 104 107
992390551.UG.FTS.B, 29.49%, 4/20/24 .. 114 116
992391815.UG.FTS.B, 29.49%, 4/20/24 .. 1,028 1,049
992392981.UG.FTS.B, 29.49%, 4/20/24 .. 44 45
992394465.UG.FTS.B, 29.49%, 4/20/24 .. 15 15
992394679.UG.FTS.B, 29.49%, 4/20/24 .. 302 304
992400562.UG.FTS.B, 29.49%, 4/20/24 .. 42 43
992400781.UG.FTS.B, 29.49%, 4/20/24 .. 43 43
992401273.UG.FTS.B, 29.49%, 4/20/24 .. 188 191
992401731.UG.FTS.B, 29.49%, 4/20/24 .. 111 115
992402629.UG.FTS.B, 29.49%, 4/20/24 .. 612 624
992402850.UG.FTS.B, 29.49%, 4/20/24 .. 98 99
992404049.UG.FTS.B, 29.49%, 4/20/24 .. 350 356
992404337.UG.FTS.B, 29.49%, 4/20/24 .. 128 130
992404537.UG.FTS.B, 29.49%, 4/20/24 .. 104 106
992405803.UG.FTS.B, 29.49%, 4/20/24 .. 247 256
992407280.UG.FTS.B, 29.49%, 4/20/24 .. 143 146
992410379.UG.FTS.B, 29.49%, 4/20/24 .. 98 100
992410530.UG.FTS.B, 29.49%, 4/20/24 .. 47 48
992414337.UG.FTS.B, 29.49%, 4/20/24 .. 237 242
992415082.UG.FTS.B, 29.49%, 4/20/24 .. 284 289
992417398.UG.FTS.B, 29.49%, 4/20/24 .. 97 98

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992418381.UG.FTS.B, 29.49%, 4/20/24 .. $ 135 $ 138
992422428.UG.FTS.B, 29.49%, 4/20/24 .. 51 52
992422684.UG.FTS.B, 29.49%, 4/20/24 .. 316 323
992427093.UG.FTS.B, 29.49%, 4/20/24 .. 213 217
992435142.UG.FTS.B, 29.49%, 4/20/24 .. 26 27
992438671.UG.FTS.B, 29.49%, 4/20/24 .. 113 114
992442696.UG.FTS.B, 29.49%, 4/20/24 .. 300 307
992443391.UG.FTS.B, 29.49%, 4/20/24 .. 500 510
992444373.UG.FTS.B, 29.49%, 4/20/24 .. 300 42
992445119.UG.FTS.B, 29.49%, 4/20/24 .. 469 480
992446873.UG.FTS.B, 29.49%, 4/20/24 .. 64 65
992447012.UG.FTS.B, 29.49%, 4/20/24 .. 153 156
992448117.UG.FTS.B, 29.49%, 4/20/24 .. 180 181
992448680.UG.FTS.B, 29.49%, 4/20/24 .. 66 67
992458611.UG.FTS.B, 29.49%, 4/20/24 .. 795 806
992458939.UG.FTS.B, 29.49%, 4/20/24 .. 377 379
992462050.UG.FTS.B, 29.49%, 4/20/24 .. 170 130
992466757.UG.FTS.B, 29.49%, 4/20/24 .. 59 60
992467901.UG.FTS.B, 29.49%, 4/20/24 .. 18 18
992469033.UG.FTS.B, 29.49%, 4/20/24 .. 77 78
992470838.UG.FTS.B, 29.49%, 4/20/24 .. 144 148
992471190.UG.FTS.B, 29.49%, 4/20/24 .. 793 803
992471315.UG.FTS.B, 29.49%, 4/20/24 .. 17 18
992472048.UG.FTS.B, 29.49%, 4/20/24 .. 32 32
992474001.UG.FTS.B, 29.49%, 4/20/24 .. 202 206
992476000.UG.FTS.B, 29.49%, 4/20/24 .. 353 356
992476189.UG.FTS.B, 29.49%, 4/20/24 .. 41 42
992479525.UG.FTS.B, 29.49%, 4/20/24 .. 489 498
992482557.UG.FTS.B, 29.49%, 4/20/24 .. 141 144
992484285.UG.FTS.B, 29.49%, 4/20/24 .. 658 672
992486028.UG.FTS.B, 29.49%, 4/20/24 .. 24 24
992486389.UG.FTS.B, 29.49%, 4/20/24 .. 51 52
992486438.UG.FTS.B, 29.49%, 4/20/24 .. 12 12
992486595.UG.FTS.B, 29.49%, 4/20/24 .. 42 43
992487040.UG.FTS.B, 29.49%, 4/20/24 .. 145 146
992487135.UG.FTS.B, 29.49%, 4/20/24 .. 11 11
992487718.UG.FTS.B, 29.49%, 4/20/24 .. 150 152
992490130.UG.FTS.B, 29.49%, 4/20/24 .. 50 50
992496648.UG.FTS.B, 29.49%, 4/20/24 .. 186 187
992504556.UG.FTS.B, 29.49%, 4/20/24 .. 365 370
992523692.UG.FTS.B, 29.49%, 4/20/24 .. 151 154
992557990.UG.FTS.B, 29.49%, 4/20/24 .. 151 152
992558568.UG.FTS.B, 29.49%, 4/20/24 .. 24 24
992560754.UG.FTS.B, 29.49%, 4/20/24 .. 213 215
992588453.UG.FTS.B, 29.49%, 4/20/24 .. 54 55
992597820.UG.FTS.B, 29.49%, 4/20/24 .. 62 63
992609565.UG.FTS.B, 29.49%, 4/20/24 .. 153 154
992613610.UG.FTS.B, 29.49%, 4/20/24 .. 74 75
992629393.UG.FTS.B, 29.49%, 4/20/24 .. 25 25
992630061.UG.FTS.B, 29.49%, 4/20/24 .. 41 41
992630353.UG.FTS.B, 29.49%, 4/20/24 .. 4 4
992630723.UG.FTS.B, 29.49%, 4/20/24 .. 76 77
992630726.UG.FTS.B, 29.49%, 4/20/24 .. 52 53
992632335.UG.FTS.B, 29.49%, 4/20/24 .. 21 21
992557584.UG.FTS.B, 29.99%, 4/20/24 .. 37 33
992384818.UG.FTS.B, 19.99%, 4/21/24 .. 141 144
992384978.UG.FTS.B, 19.99%, 4/21/24 .. 546 559
992422470.UG.FTS.B, 19.99%, 4/21/24 .. 366 374
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992424287.UG.FTS.B, 19.99%, 4/21/24 .. $ 127 $ 128
992608130.UG.FTS.B, 19.99%, 4/21/24 .. 85 86
992358579.UG.FTS.B, 25.45%, 4/21/24 .. 147 151
992379922.UG.FTS.B, 27.99%, 4/21/24 .. 560 574
992349759.UG.FTS.B, 28.48%, 4/21/24 .. 238 244
992351863.UG.FTS.B, 28.48%, 4/21/24 .. 76 78
992352071.UG.FTS.B, 28.48%, 4/21/24 .. 76 78
992356174.UG.FTS.B, 28.48%, 4/21/24 .. 159 163
992357677.UG.FTS.B, 28.48%, 4/21/24 .. 149 152
992357902.UG.FTS.B, 28.48%, 4/21/24 .. 81 83
992357996.UG.FTS.B, 28.48%, 4/21/24 .. 332 340
992360281.UG.FTS.B, 28.48%, 4/21/24 .. 107 109
992360700.UG.FTS.B, 28.48%, 4/21/24 .. 259 265
992361040.UG.FTS.B, 28.48%, 4/21/24 .. 13 13
992363659.UG.FTS.B, 28.48%, 4/21/24 .. 1,183 1,186
992375055.UG.FTS.B, 28.48%, 4/21/24 .. 198 202
992381859.UG.FTS.B, 28.48%, 4/21/24 .. 309 314
992399854.UG.FTS.B, 28.48%, 4/21/24 .. 220 224
992402996.UG.FTS.B, 28.48%, 4/21/24 .. 9 9
992422944.UG.FTS.B, 28.48%, 4/21/24 .. 135 138
992427118.UG.FTS.B, 28.48%, 4/21/24 .. 1,821 1,871
992435531.UG.FTS.B, 28.48%, 4/21/24 .. 520 532
992464830.UG.FTS.B, 28.48%, 4/21/24 .. 430 440
992472397.UG.FTS.B, 28.48%, 4/21/24 .. 540 548
992608528.UG.FTS.B, 28.48%, 4/21/24 .. 473 480
992635973.UG.FTS.B, 28.48%, 4/21/24 .. 254 255
992353731.UG.FTS.B, 29.47%, 4/21/24 .. 554 567
992356823.UG.FTS.B, 29.47%, 4/21/24 .. 42 42
992417024.UG.FTS.B, 29.47%, 4/21/24 .. 104 104
992489603.UG.FTS.B, 29.47%, 4/21/24 .. 27 27
992532312.UG.FTS.B, 29.47%, 4/21/24 .. 71 73
992563084.UG.FTS.B, 29.47%, 4/21/24 .. 304 311
992356491.UG.FTS.B, 29.48%, 4/21/24 .. 81 82
992407068.UG.FTS.B, 29.48%, 4/21/24 .. 156 159
992419155.UG.FTS.B, 29.48%, 4/21/24 .. 520 532
992433132.UG.FTS.B, 29.48%, 4/21/24 .. 127 130
992435154.UG.FTS.B, 29.48%, 4/21/24 .. 46 47
992488798.UG.FTS.B, 29.48%, 4/21/24 .. 50 42
992519901.UG.FTS.B, 29.48%, 4/21/24 .. 108 109
992561035.UG.FTS.B, 29.48%, 4/21/24 .. 205 206
992346656.UG.FTS.B, 29.49%, 4/21/24 .. 1,335 1,359
992348064.UG.FTS.B, 29.49%, 4/21/24 .. 151 154
992349100.UG.FTS.B, 29.49%, 4/21/24 .. 95 97
992349805.UG.FTS.B, 29.49%, 4/21/24 .. 529 385
992350028.UG.FTS.B, 29.49%, 4/21/24 .. 100 101
992351552.UG.FTS.B, 29.49%, 4/21/24 .. 9 9
992351581.UG.FTS.B, 29.49%, 4/21/24 .. 566 575
992351597.UG.FTS.B, 29.49%, 4/21/24 .. 24 24
992352252.UG.FTS.B, 29.49%, 4/21/24 .. 130 133
992352348.UG.FTS.B, 29.49%, 4/21/24 .. 300 306
992353505.UG.FTS.B, 29.49%, 4/21/24 .. 143 146
992355125.UG.FTS.B, 29.49%, 4/21/24 .. 171 174
992357324.UG.FTS.B, 29.49%, 4/21/24 .. 111 114
992359347.UG.FTS.B, 29.49%, 4/21/24 .. 94 97
992359786.UG.FTS.B, 29.49%, 4/21/24 .. 230 33
992360812.UG.FTS.B, 29.49%, 4/21/24 .. 94 94
992361207.UG.FTS.B, 29.49%, 4/21/24 .. 91 94
992362442.UG.FTS.B, 29.49%, 4/21/24 .. 66 67

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992363277.UG.FTS.B, 29.49%, 4/21/24 .. $ 234 $ 239
992363722.UG.FTS.B, 29.49%, 4/21/24 .. 333 336
992363962.UG.FTS.B, 29.49%, 4/21/24 .. 35 35
992365004.UG.FTS.B, 29.49%, 4/21/24 .. 458 458
992365277.UG.FTS.B, 29.49%, 4/21/24 .. 202 153
992365672.UG.FTS.B, 29.49%, 4/21/24 .. 279 282
992365827.UG.FTS.B, 29.49%, 4/21/24 .. 37 37
992367756.UG.FTS.B, 29.49%, 4/21/24 .. 826 833
992371285.UG.FTS.B, 29.49%, 4/21/24 .. 51 52
992371341.UG.FTS.B, 29.49%, 4/21/24 .. 6 6
992372209.UG.FTS.B, 29.49%, 4/21/24 .. 66 67
992374354.UG.FTS.B, 29.49%, 4/21/24 .. 295 298
992374969.UG.FTS.B, 29.49%, 4/21/24 .. 107 110
992375776.UG.FTS.B, 29.49%, 4/21/24 .. 23 23
992376302.UG.FTS.B, 29.49%, 4/21/24 .. 157 161
992376965.UG.FTS.B, 29.49%, 4/21/24 .. 31 31
992382310.UG.FTS.B, 29.49%, 4/21/24 .. 10 10
992385035.UG.FTS.B, 29.49%, 4/21/24 .. 5 5
992385221.UG.FTS.B, 29.49%, 4/21/24 .. 64 65
992385418.UG.FTS.B, 29.49%, 4/21/24 .. 208 212
992386840.UG.FTS.B, 29.49%, 4/21/24 .. 677 686
992387416.UG.FTS.B, 29.49%, 4/21/24 .. 242 246
992389806.UG.FTS.B, 29.49%, 4/21/24 .. 198 199
992392329.UG.FTS.B, 29.49%, 4/21/24 .. 1,501 1,512
992396499.UG.FTS.B, 29.49%, 4/21/24 .. 133 136
992399562.UG.FTS.B, 29.49%, 4/21/24 .. 15 16
992401061.UG.FTS.B, 29.49%, 4/21/24 .. 136 139
992401252.UG.FTS.B, 29.49%, 4/21/24 .. 113 116
992402548.UG.FTS.B, 29.49%, 4/21/24 .. 510 520
992403010.UG.FTS.B, 29.49%, 4/21/24 .. 382 382
992404898.UG.FTS.B, 29.49%, 4/21/24 .. 36 36
992410441.UG.FTS.B, 29.49%, 4/21/24 .. 47 48
992414151.UG.FTS.B, 29.49%, 4/21/24 .. 679 693
992421814.UG.FTS.B, 29.49%, 4/21/24 .. 61 61
992421960.UG.FTS.B, 29.49%, 4/21/24 .. 81 82
992424217.UG.FTS.B, 29.49%, 4/21/24 .. 158 161
992425532.UG.FTS.B, 29.49%, 4/21/24 .. 104 106
992430934.UG.FTS.B, 29.49%, 4/21/24 .. 10 9
992439083.UG.FTS.B, 29.49%, 4/21/24 .. 50 50
992439166.UG.FTS.B, 29.49%, 4/21/24 .. 149 153
992441224.UG.FTS.B, 29.49%, 4/21/24 .. 44 45
992443018.UG.FTS.B, 29.49%, 4/21/24 .. 30 30
992443789.UG.FTS.B, 29.49%, 4/21/24 .. 428 436
992448413.UG.FTS.B, 29.49%, 4/21/24 .. 130 132
992456336.UG.FTS.B, 29.49%, 4/21/24 .. 1,170 1,203
992458050.UG.FTS.B, 29.49%, 4/21/24 .. 281 283
992462297.UG.FTS.B, 29.49%, 4/21/24 .. 18 19
992463214.UG.FTS.B, 29.49%, 4/21/24 .. 98 100
992464499.UG.FTS.B, 29.49%, 4/21/24 .. 728 733
992468196.UG.FTS.B, 29.49%, 4/21/24 .. 137 142
992476717.UG.FTS.B, 29.49%, 4/21/24 .. 11 11
992488152.UG.FTS.B, 29.49%, 4/21/24 .. 142 20
992534666.UG.FTS.B, 29.49%, 4/21/24 .. 518 526
992545049.UG.FTS.B, 29.49%, 4/21/24 .. 85 85
992556319.UG.FTS.B, 29.49%, 4/21/24 .. 269 271
992614699.UG.FTS.B, 29.49%, 4/21/24 .. 37 37
992631456.UG.FTS.B, 29.49%, 4/21/24 .. 10 10
992635264.UG.FTS.B, 29.49%, 4/21/24 .. 44 45
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992636018.UG.FTS.B, 29.49%, 4/21/24 .. $ 186 $ 188
992364692.UG.FTS.B, 19.99%, 4/22/24 .. 232 238
992369833.UG.FTS.B, 19.99%, 4/22/24 .. 471 483
992371401.UG.FTS.B, 19.99%, 4/22/24 .. 334 343
992374748.UG.FTS.B, 19.99%, 4/22/24 .. 12 13
992378557.UG.FTS.B, 19.99%, 4/22/24 .. 60 61
992396015.UG.FTS.B, 19.99%, 4/22/24 .. 47 47
992404710.UG.FTS.B, 19.99%, 4/22/24 .. 57 58
992429949.UG.FTS.B, 19.99%, 4/22/24 .. 508 512
992475665.UG.FTS.B, 19.99%, 4/22/24 .. 67 68
992492267.UG.FTS.B, 19.99%, 4/22/24 .. 83 85
992497346.UG.FTS.B, 19.99%, 4/22/24 .. 83 84
992521442.UG.FTS.B, 19.99%, 4/22/24 .. 13 13
992623236.UG.FTS.B, 19.99%, 4/22/24 .. 41 42
992514602.UG.FTS.B, 26.49%, 4/22/24 .. 43 43
992521521.UG.FTS.B, 26.49%, 4/22/24 .. 117 118
992417971.UG.FTS.B, 27.95%, 4/22/24 .. 41 42
992443112.UG.FTS.B, 27.95%, 4/22/24 .. 953 981
992545071.UG.FTS.B, 27.95%, 4/22/24 .. 11 12
992367771.UG.FTS.B, 27.99%, 4/22/24 .. 22 22
992491442.UG.FTS.B, 27.99%, 4/22/24 .. 219 224
992499684.UG.FTS.B, 27.99%, 4/22/24 .. 41 41
992360837.UG.FTS.B, 28.48%, 4/22/24 .. 54 56
992362120.UG.FTS.B, 28.48%, 4/22/24 .. 967 992
992362885.UG.FTS.B, 28.48%, 4/22/24 .. 32 33
992363750.UG.FTS.B, 28.48%, 4/22/24 .. 600 614
992381839.UG.FTS.B, 28.48%, 4/22/24 .. 455 35
992382499.UG.FTS.B, 28.48%, 4/22/24 .. 88 91
992385748.UG.FTS.B, 28.48%, 4/22/24 .. 95 97
992387804.UG.FTS.B, 28.48%, 4/22/24 .. 1,906 1,908
992388316.UG.FTS.B, 28.48%, 4/22/24 .. 90 92
992393917.UG.FTS.B, 28.48%, 4/22/24 .. 38 38
992395463.UG.FTS.B, 28.48%, 4/22/24 .. 9 9
992395972.UG.FTS.B, 28.48%, 4/22/24 .. 114 117
992397015.UG.FTS.B, 28.48%, 4/22/24 .. 138 139
992403205.UG.FTS.B, 28.48%, 4/22/24 .. 78 11
992409739.UG.FTS.B, 28.48%, 4/22/24 .. 455 463
992412058.UG.FTS.B, 28.48%, 4/22/24 .. 150 154
992416907.UG.FTS.B, 28.48%, 4/22/24 .. 86 88
992418138.UG.FTS.B, 28.48%, 4/22/24 .. 23 24
992421203.UG.FTS.B, 28.48%, 4/22/24 .. 339 347
992421767.UG.FTS.B, 28.48%, 4/22/24 .. 41 42
992424568.UG.FTS.B, 28.48%, 4/22/24 .. 151 155
992427668.UG.FTS.B, 28.48%, 4/22/24 .. 131 134
992427675.UG.FTS.B, 28.48%, 4/22/24 .. 27 28
992430640.UG.FTS.B, 28.48%, 4/22/24 .. 22 23
992431800.UG.FTS.B, 28.48%, 4/22/24 .. 125 128
992443403.UG.FTS.B, 28.48%, 4/22/24 .. 64 65
992448201.UG.FTS.B, 28.48%, 4/22/24 .. 392 401
992454165.UG.FTS.B, 28.48%, 4/22/24 .. 284 291
992455859.UG.FTS.B, 28.48%, 4/22/24 .. 189 194
992473385.UG.FTS.B, 28.48%, 4/22/24 .. 41 42
992478196.UG.FTS.B, 28.48%, 4/22/24 .. 51 52
992484676.UG.FTS.B, 28.48%, 4/22/24 .. 267 267
992486047.UG.FTS.B, 28.48%, 4/22/24 .. 114 117
992487779.UG.FTS.B, 28.48%, 4/22/24 .. 10 10
992492786.UG.FTS.B, 28.48%, 4/22/24 .. 95 96
992505966.UG.FTS.B, 28.48%, 4/22/24 .. 377 382

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992506650.UG.FTS.B, 28.48%, 4/22/24 .. $ 259 $ 264
992518134.UG.FTS.B, 28.48%, 4/22/24 .. 89 91
992522882.UG.FTS.B, 28.48%, 4/22/24 .. 530 538
992534533.UG.FTS.B, 28.48%, 4/22/24 .. 61 61
992551472.UG.FTS.B, 28.48%, 4/22/24 .. 938 961
992559432.UG.FTS.B, 28.48%, 4/22/24 .. 50 51
992562046.UG.FTS.B, 28.48%, 4/22/24 .. 53 54
992589496.UG.FTS.B, 28.48%, 4/22/24 .. 188 191
992600355.UG.FTS.B, 28.48%, 4/22/24 .. 44 45
992602335.UG.FTS.B, 28.48%, 4/22/24 .. 201 204
992609499.UG.FTS.B, 28.48%, 4/22/24 .. 127 129
992610817.UG.FTS.B, 28.48%, 4/22/24 .. 139 141
992634019.UG.FTS.B, 28.48%, 4/22/24 .. 92 93
992573635.UG.FTS.B, 28.98%, 4/22/24 .. 161 163
992383736.UG.FTS.B, 29.45%, 4/22/24 .. 252 253
992363947.UG.FTS.B, 29.46%, 4/22/24 .. 92 94
992365278.UG.FTS.B, 29.46%, 4/22/24 .. 142 146
992380070.UG.FTS.B, 29.46%, 4/22/24 .. 525 537
992383432.UG.FTS.B, 29.46%, 4/22/24 .. 27 27
992390743.UG.FTS.B, 29.46%, 4/22/24 .. 141 145
992399048.UG.FTS.B, 29.46%, 4/22/24 .. 526 539
992408399.UG.FTS.B, 29.46%, 4/22/24 .. 15 15
992425682.UG.FTS.B, 29.46%, 4/22/24 .. 190 194
992547442.UG.FTS.B, 29.46%, 4/22/24 .. 31 32
992601063.UG.FTS.B, 29.46%, 4/22/24 .. 34 34
992362630.UG.FTS.B, 29.47%, 4/22/24 .. 329 337
992362851.UG.FTS.B, 29.47%, 4/22/24 .. 108 111
992371381.UG.FTS.B, 29.47%, 4/22/24 .. 172 173
992373194.UG.FTS.B, 29.47%, 4/22/24 .. 9 9
992387920.UG.FTS.B, 29.47%, 4/22/24 .. 78 79
992388520.UG.FTS.B, 29.47%, 4/22/24 .. 162 166
992391512.UG.FTS.B, 29.47%, 4/22/24 .. 142 146
992391919.UG.FTS.B, 29.47%, 4/22/24 .. 470 485
992392635.UG.FTS.B, 29.47%, 4/22/24 .. 176 180
992460810.UG.FTS.B, 29.47%, 4/22/24 .. 100 102
992479715.UG.FTS.B, 29.47%, 4/22/24 .. 107 109
992584822.UG.FTS.B, 29.47%, 4/22/24 .. 95 97
992604111.UG.FTS.B, 29.47%, 4/22/24 .. 172 174
992637007.UG.FTS.B, 29.47%, 4/22/24 .. 21 22
992361667.UG.FTS.B, 29.48%, 4/22/24 .. 17 17
992363029.UG.FTS.B, 29.48%, 4/22/24 .. 248 254
992364286.UG.FTS.B, 29.48%, 4/22/24 .. 202 206
992364441.UG.FTS.B, 29.48%, 4/22/24 .. 84 87
992365170.UG.FTS.B, 29.48%, 4/22/24 .. 36 36
992367217.UG.FTS.B, 29.48%, 4/22/24 .. 953 974
992368806.UG.FTS.B, 29.48%, 4/22/24 .. 953 974
992371930.UG.FTS.B, 29.48%, 4/22/24 .. 35 36
992373476.UG.FTS.B, 29.48%, 4/22/24 .. 94 98
992373795.UG.FTS.B, 29.48%, 4/22/24 .. 26 26
992375160.UG.FTS.B, 29.48%, 4/22/24 .. 65 66
992381017.UG.FTS.B, 29.48%, 4/22/24 .. 135 139
992382295.UG.FTS.B, 29.48%, 4/22/24 .. 36 36
992395152.UG.FTS.B, 29.48%, 4/22/24 .. 16 16
992400143.UG.FTS.B, 29.48%, 4/22/24 .. 50 51
992401405.UG.FTS.B, 29.48%, 4/22/24 .. 22 22
992406664.UG.FTS.B, 29.48%, 4/22/24 .. 517 530
992411120.UG.FTS.B, 29.48%, 4/22/24 .. 34 34
992417872.UG.FTS.B, 29.48%, 4/22/24 .. 105 108
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992418819.UG.FTS.B, 29.48%, 4/22/24 .. $ 54 $ 55
992442535.UG.FTS.B, 29.48%, 4/22/24 .. 627 641
992491403.UG.FTS.B, 29.48%, 4/22/24 .. 100 14
992507470.UG.FTS.B, 29.48%, 4/22/24 .. 66 67
992512527.UG.FTS.B, 29.48%, 4/22/24 .. 55 55
992516875.UG.FTS.B, 29.48%, 4/22/24 .. 94 96
992536940.UG.FTS.B, 29.48%, 4/22/24 .. 398 411
992538707.UG.FTS.B, 29.48%, 4/22/24 .. 92 95
992553454.UG.FTS.B, 29.48%, 4/22/24 .. 1,839 1,864
992562150.UG.FTS.B, 29.48%, 4/22/24 .. 74 75
992573303.UG.FTS.B, 29.48%, 4/22/24 .. 7 7
992583462.UG.FTS.B, 29.48%, 4/22/24 .. 142 145
992591848.UG.FTS.B, 29.48%, 4/22/24 .. 12 12
992617618.UG.FTS.B, 29.48%, 4/22/24 .. 146 148
992619118.UG.FTS.B, 29.48%, 4/22/24 .. 136 138
992625876.UG.FTS.B, 29.48%, 4/22/24 .. 1,120 1,137
992636987.UG.FTS.B, 29.48%, 4/22/24 .. 933 947
992360908.UG.FTS.B, 29.49%, 4/22/24 .. 175 181
992360968.UG.FTS.B, 29.49%, 4/22/24 .. 392 400
992361198.UG.FTS.B, 29.49%, 4/22/24 .. 267 269
992361364.UG.FTS.B, 29.49%, 4/22/24 .. 976 996
992361368.UG.FTS.B, 29.49%, 4/22/24 .. 64 65
992362198.UG.FTS.B, 29.49%, 4/22/24 .. 285 289
992362761.UG.FTS.B, 29.49%, 4/22/24 .. 953 971
992362772.UG.FTS.B, 29.49%, 4/22/24 .. 71 73
992363570.UG.FTS.B, 29.49%, 4/22/24 .. 38 38
992363968.UG.FTS.B, 29.49%, 4/22/24 .. 50 51
992364087.UG.FTS.B, 29.49%, 4/22/24 .. 87 89
992364573.UG.FTS.B, 29.49%, 4/22/24 .. 908 927
992364978.UG.FTS.B, 29.49%, 4/22/24 .. 36 36
992365191.UG.FTS.B, 29.49%, 4/22/24 .. 86 87
992365225.UG.FTS.B, 29.49%, 4/22/24 .. 12 12
992365376.UG.FTS.B, 29.49%, 4/22/24 .. 23 23
992365735.UG.FTS.B, 29.49%, 4/22/24 .. 213 215
992365800.UG.FTS.B, 29.49%, 4/22/24 .. 360 369
992366248.UG.FTS.B, 29.49%, 4/22/24 .. 75 77
992366363.UG.FTS.B, 29.49%, 4/22/24 .. 7 7
992366623.UG.FTS.B, 29.49%, 4/22/24 .. 9 10
992367456.UG.FTS.B, 29.49%, 4/22/24 .. 37 37
992367525.UG.FTS.B, 29.49%, 4/22/24 .. 169 171
992367701.UG.FTS.B, 29.49%, 4/22/24 .. 221 222
992367708.UG.FTS.B, 29.49%, 4/22/24 .. 613 627
992368062.UG.FTS.B, 29.49%, 4/22/24 .. 54 54
992368092.UG.FTS.B, 29.49%, 4/22/24 .. 682 698
992368106.UG.FTS.B, 29.49%, 4/22/24 .. 61 62
992368134.UG.FTS.B, 29.49%, 4/22/24 .. 54 55
992368243.UG.FTS.B, 29.49%, 4/22/24 .. 42 43
992368371.UG.FTS.B, 29.49%, 4/22/24 .. 626 637
992368817.UG.FTS.B, 29.49%, 4/22/24 .. 762 778
992369039.UG.FTS.B, 29.49%, 4/22/24 .. 381 390
992370091.UG.FTS.B, 29.49%, 4/22/24 .. 304 310
992371629.UG.FTS.B, 29.49%, 4/22/24 .. 73 74
992372465.UG.FTS.B, 29.49%, 4/22/24 .. 102 14
992372790.UG.FTS.B, 29.49%, 4/22/24 .. 32 32
992372978.UG.FTS.B, 29.49%, 4/22/24 .. 584 595
992373033.UG.FTS.B, 29.49%, 4/22/24 .. 170 175
992373273.UG.FTS.B, 29.49%, 4/22/24 .. 140 11
992373628.UG.FTS.B, 29.49%, 4/22/24 .. 2 2

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992374502.UG.FTS.B, 29.49%, 4/22/24 .. $ 66 $ 67
992375488.UG.FTS.B, 29.49%, 4/22/24 .. 201 206
992375978.UG.FTS.B, 29.49%, 4/22/24 .. 172 175
992376433.UG.FTS.B, 29.49%, 4/22/24 .. 60 61
992377608.UG.FTS.B, 29.49%, 4/22/24 .. 603 608
992378163.UG.FTS.B, 29.49%, 4/22/24 .. 1,713 1,749
992379030.UG.FTS.B, 29.49%, 4/22/24 .. 71 72
992380596.UG.FTS.B, 29.49%, 4/22/24 .. 56 57
992381453.UG.FTS.B, 29.49%, 4/22/24 .. 225 228
992381840.UG.FTS.B, 29.49%, 4/22/24 .. 622 635
992382058.UG.FTS.B, 29.49%, 4/22/24 .. 214 215
992382498.UG.FTS.B, 29.49%, 4/22/24 .. 36 37
992383078.UG.FTS.B, 29.49%, 4/22/24 .. 11 11
992383651.UG.FTS.B, 29.49%, 4/22/24 .. 519 527
992384283.UG.FTS.B, 29.49%, 4/22/24 .. 183 187
992384291.UG.FTS.B, 29.49%, 4/22/24 .. 153 154
992385845.UG.FTS.B, 29.49%, 4/22/24 .. 222 226
992386141.UG.FTS.B, 29.49%, 4/22/24 .. 182 186
992388260.UG.FTS.B, 29.49%, 4/22/24 .. 34 34
992389181.UG.FTS.B, 29.49%, 4/22/24 .. 49 50
992390541.UG.FTS.B, 29.49%, 4/22/24 .. 46 47
992390727.UG.FTS.B, 29.49%, 4/22/24 .. 164 168
992391664.UG.FTS.B, 29.49%, 4/22/24 .. 1,981 157
992392229.UG.FTS.B, 29.49%, 4/22/24 .. 84 84
992392486.UG.FTS.B, 29.49%, 4/22/24 .. 100 103
992393661.UG.FTS.B, 29.49%, 4/22/24 .. 116 116
992393895.UG.FTS.B, 29.49%, 4/22/24 .. 142 145
992394285.UG.FTS.B, 29.49%, 4/22/24 .. 281 283
992394919.UG.FTS.B, 29.49%, 4/22/24 .. 473 483
992395019.UG.FTS.B, 29.49%, 4/22/24 .. 335 249
992395126.UG.FTS.B, 29.49%, 4/22/24 .. 96 98
992396533.UG.FTS.B, 29.49%, 4/22/24 .. 1,080 1,101
992396949.UG.FTS.B, 29.49%, 4/22/24 .. 346 354
992397348.UG.FTS.B, 29.49%, 4/22/24 .. 729 735
992397686.UG.FTS.B, 29.49%, 4/22/24 .. 65 66
992398165.UG.FTS.B, 29.49%, 4/22/24 .. 227 232
992398795.UG.FTS.B, 29.49%, 4/22/24 .. 144 146
992399923.UG.FTS.B, 29.49%, 4/22/24 .. 120 123
992399976.UG.FTS.B, 29.49%, 4/22/24 .. 949 971
992400099.UG.FTS.B, 29.49%, 4/22/24 .. 43 38
992400220.UG.FTS.B, 29.49%, 4/22/24 .. 224 226
992402175.UG.FTS.B, 29.49%, 4/22/24 .. 114 116
992402690.UG.FTS.B, 29.49%, 4/22/24 .. 29 29
992402969.UG.FTS.B, 29.49%, 4/22/24 .. 101 103
992403139.UG.FTS.B, 29.49%, 4/22/24 .. 22 23
992403455.UG.FTS.B, 29.49%, 4/22/24 .. 7 8
992403746.UG.FTS.B, 29.49%, 4/22/24 .. 229 234
992405962.UG.FTS.B, 29.49%, 4/22/24 .. 104 104
992406953.UG.FTS.B, 29.49%, 4/22/24 .. 57 58
992407396.UG.FTS.B, 29.49%, 4/22/24 .. 173 180
992407616.UG.FTS.B, 29.49%, 4/22/24 .. 185 189
992408959.UG.FTS.B, 29.49%, 4/22/24 .. 251 256
992408965.UG.FTS.B, 29.49%, 4/22/24 .. 503 518
992409797.UG.FTS.B, 29.49%, 4/22/24 .. 290 294
992411219.UG.FTS.B, 29.49%, 4/22/24 .. 303 309
992411635.UG.FTS.B, 29.49%, 4/22/24 .. 29 30
992411892.UG.FTS.B, 29.49%, 4/22/24 .. 169 130
992413878.UG.FTS.B, 29.49%, 4/22/24 .. 607 619
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992415247.UG.FTS.B, 29.49%, 4/22/24 .. $ 662 $ 670
992415703.UG.FTS.B, 29.49%, 4/22/24 .. 1,898 1,944
992415902.UG.FTS.B, 29.49%, 4/22/24 .. 203 206
992416487.UG.FTS.B, 29.49%, 4/22/24 .. 190 194
992416989.UG.FTS.B, 29.49%, 4/22/24 .. 268 269
992417799.UG.FTS.B, 29.49%, 4/22/24 .. 12 12
992417835.UG.FTS.B, 29.49%, 4/22/24 .. 140 145
992417840.UG.FTS.B, 29.49%, 4/22/24 .. 449 454
992418041.UG.FTS.B, 29.49%, 4/22/24 .. 188 188
992418247.UG.FTS.B, 29.49%, 4/22/24 .. 57 57
992418721.UG.FTS.B, 29.49%, 4/22/24 .. 440 449
992419162.UG.FTS.B, 29.49%, 4/22/24 .. 478 487
992419476.UG.FTS.B, 29.49%, 4/22/24 .. 272 273
992419762.UG.FTS.B, 29.49%, 4/22/24 .. 113 115
992420690.UG.FTS.B, 29.49%, 4/22/24 .. 0 0
992421738.UG.FTS.B, 29.49%, 4/22/24 .. 758 776
992422454.UG.FTS.B, 29.49%, 4/22/24 .. 50 50
992424876.UG.FTS.B, 29.49%, 4/22/24 .. 332 339
992427079.UG.FTS.B, 29.49%, 4/22/24 .. 23 24
992428231.UG.FTS.B, 29.49%, 4/22/24 .. 56 57
992428323.UG.FTS.B, 29.49%, 4/22/24 .. 258 261
992429421.UG.FTS.B, 29.49%, 4/22/24 .. 83 85
992430477.UG.FTS.B, 29.49%, 4/22/24 .. 45 46
992431446.UG.FTS.B, 29.49%, 4/22/24 .. 6 6
992432689.UG.FTS.B, 29.49%, 4/22/24 .. 30 31
992438235.UG.FTS.B, 29.49%, 4/22/24 .. 240 240
992438545.UG.FTS.B, 29.49%, 4/22/24 .. 184 186
992438698.UG.FTS.B, 29.49%, 4/22/24 .. 14 14
992442287.UG.FTS.B, 29.49%, 4/22/24 .. 33 33
992442985.UG.FTS.B, 29.49%, 4/22/24 .. 9 9
992443674.UG.FTS.B, 29.49%, 4/22/24 .. 167 170
992444017.UG.FTS.B, 29.49%, 4/22/24 .. 605 86
992446527.UG.FTS.B, 29.49%, 4/22/24 .. 67 69
992447644.UG.FTS.B, 29.49%, 4/22/24 .. 41 42
992448476.UG.FTS.B, 29.49%, 4/22/24 .. 30 5
992449653.UG.FTS.B, 29.49%, 4/22/24 .. 32 33
992450586.UG.FTS.B, 29.49%, 4/22/24 .. 7 8
992451876.UG.FTS.B, 29.49%, 4/22/24 .. 49 50
992451902.UG.FTS.B, 29.49%, 4/22/24 .. 105 107
992452305.UG.FTS.B, 29.49%, 4/22/24 .. 12 12
992452791.UG.FTS.B, 29.49%, 4/22/24 .. 485 494
992453571.UG.FTS.B, 29.49%, 4/22/24 .. 87 89
992456204.UG.FTS.B, 29.49%, 4/22/24 .. 136 137
992456644.UG.FTS.B, 29.49%, 4/22/24 .. 41 42
992456646.UG.FTS.B, 29.49%, 4/22/24 .. 266 271
992456807.UG.FTS.B, 29.49%, 4/22/24 .. 137 141
992458512.UG.FTS.B, 29.49%, 4/22/24 .. 64 65
992458952.UG.FTS.B, 29.49%, 4/22/24 .. 99 99
992459640.UG.FTS.B, 29.49%, 4/22/24 .. 263 268
992459646.UG.FTS.B, 29.49%, 4/22/24 .. 128 130
992459688.UG.FTS.B, 29.49%, 4/22/24 .. 36 37
992460609.UG.FTS.B, 29.49%, 4/22/24 .. 85 87
992461302.UG.FTS.B, 29.49%, 4/22/24 .. 91 91
992464299.UG.FTS.B, 29.49%, 4/22/24 .. 164 167
992465747.UG.FTS.B, 29.49%, 4/22/24 .. 17 17
992466186.UG.FTS.B, 29.49%, 4/22/24 .. 157 160
992467670.UG.FTS.B, 29.49%, 4/22/24 .. 6 6
992468077.UG.FTS.B, 29.49%, 4/22/24 .. 7 7

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992472311.UG.FTS.B, 29.49%, 4/22/24 .. $ 150 $ 151
992472450.UG.FTS.B, 29.49%, 4/22/24 .. 50 50
992472499.UG.FTS.B, 29.49%, 4/22/24 .. 167 171
992474607.UG.FTS.B, 29.49%, 4/22/24 .. 132 134
992474780.UG.FTS.B, 29.49%, 4/22/24 .. 171 174
992475729.UG.FTS.B, 29.49%, 4/22/24 .. 20 20
992476533.UG.FTS.B, 29.49%, 4/22/24 .. 683 697
992476772.UG.FTS.B, 29.49%, 4/22/24 .. 355 363
992479293.UG.FTS.B, 29.49%, 4/22/24 .. 32 33
992479792.UG.FTS.B, 29.49%, 4/22/24 .. 95 96
992480966.UG.FTS.B, 29.49%, 4/22/24 .. 193 197
992482232.UG.FTS.B, 29.49%, 4/22/24 .. 142 144
992482688.UG.FTS.B, 29.49%, 4/22/24 .. 245 250
992482970.UG.FTS.B, 29.49%, 4/22/24 .. 137 140
992483728.UG.FTS.B, 29.49%, 4/22/24 .. 85 87
992485368.UG.FTS.B, 29.49%, 4/22/24 .. 321 327
992486722.UG.FTS.B, 29.49%, 4/22/24 .. 26 27
992490994.UG.FTS.B, 29.49%, 4/22/24 .. 7 7
992491615.UG.FTS.B, 29.49%, 4/22/24 .. 1,156 1,173
992492225.UG.FTS.B, 29.49%, 4/22/24 .. 90 6
992492536.UG.FTS.B, 29.49%, 4/22/24 .. 34 35
992492893.UG.FTS.B, 29.49%, 4/22/24 .. 53 54
992493478.UG.FTS.B, 29.49%, 4/22/24 .. 52 53
992493485.UG.FTS.B, 29.49%, 4/22/24 .. 124 126
992493557.UG.FTS.B, 29.49%, 4/22/24 .. 174 177
992494172.UG.FTS.B, 29.49%, 4/22/24 .. 659 672
992494360.UG.FTS.B, 29.49%, 4/22/24 .. 100 14
992494454.UG.FTS.B, 29.49%, 4/22/24 .. 156 162
992494486.UG.FTS.B, 29.49%, 4/22/24 .. 94 97
992496128.UG.FTS.B, 29.49%, 4/22/24 .. 180 26
992496185.UG.FTS.B, 29.49%, 4/22/24 .. 236 241
992497391.UG.FTS.B, 29.49%, 4/22/24 .. 74 76
992498054.UG.FTS.B, 29.49%, 4/22/24 .. 177 181
992498185.UG.FTS.B, 29.49%, 4/22/24 .. 162 165
992499024.UG.FTS.B, 29.49%, 4/22/24 .. 245 250
992500898.UG.FTS.B, 29.49%, 4/22/24 .. 48 49
992500899.UG.FTS.B, 29.49%, 4/22/24 .. 17 17
992501719.UG.FTS.B, 29.49%, 4/22/24 .. 33 33
992503022.UG.FTS.B, 29.49%, 4/22/24 .. 41 41
992508151.UG.FTS.B, 29.49%, 4/22/24 .. 14 14
992509276.UG.FTS.B, 29.49%, 4/22/24 .. 52 53
992510504.UG.FTS.B, 29.49%, 4/22/24 .. 12 12
992511791.UG.FTS.B, 29.49%, 4/22/24 .. 146 149
992513901.UG.FTS.B, 29.49%, 4/22/24 .. 196 201
992513935.UG.FTS.B, 29.49%, 4/22/24 .. 122 124
992515123.UG.FTS.B, 29.49%, 4/22/24 .. 282 286
992517447.UG.FTS.B, 29.49%, 4/22/24 .. 56 57
992518281.UG.FTS.B, 29.49%, 4/22/24 .. 138 139
992521100.UG.FTS.B, 29.49%, 4/22/24 .. 21 21
992523768.UG.FTS.B, 29.49%, 4/22/24 .. 32 32
992528014.UG.FTS.B, 29.49%, 4/22/24 .. 8 8
992528399.UG.FTS.B, 29.49%, 4/22/24 .. 108 110
992531260.UG.FTS.B, 29.49%, 4/22/24 .. 492 499
992532101.UG.FTS.B, 29.49%, 4/22/24 .. 77 79
992533561.UG.FTS.B, 29.49%, 4/22/24 .. 37 37
992536091.UG.FTS.B, 29.49%, 4/22/24 .. 1,533 1,555
992536205.UG.FTS.B, 29.49%, 4/22/24 .. 158 161
992536234.UG.FTS.B, 29.49%, 4/22/24 .. 750 759
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992539272.UG.FTS.B, 29.49%, 4/22/24 .. $ 61 $ 63
992542579.UG.FTS.B, 29.49%, 4/22/24 .. 347 355
992545123.UG.FTS.B, 29.49%, 4/22/24 .. 276 280
992545397.UG.FTS.B, 29.49%, 4/22/24 .. 183 186
992548443.UG.FTS.B, 29.49%, 4/22/24 .. 17 17
992551009.UG.FTS.B, 29.49%, 4/22/24 .. 60 61
992553647.UG.FTS.B, 29.49%, 4/22/24 .. 16 16
992555450.UG.FTS.B, 29.49%, 4/22/24 .. 107 110
992561430.UG.FTS.B, 29.49%, 4/22/24 .. 56 57
992563226.UG.FTS.B, 29.49%, 4/22/24 .. 58 49
992565821.UG.FTS.B, 29.49%, 4/22/24 .. 172 174
992567677.UG.FTS.B, 29.49%, 4/22/24 .. 336 339
992569036.UG.FTS.B, 29.49%, 4/22/24 .. 51 52
992569412.UG.FTS.B, 29.49%, 4/22/24 .. 35 35
992569703.UG.FTS.B, 29.49%, 4/22/24 .. 487 498
992571325.UG.FTS.B, 29.49%, 4/22/24 .. 21 22
992571389.UG.FTS.B, 29.49%, 4/22/24 .. 7 7
992572323.UG.FTS.B, 29.49%, 4/22/24 .. 934 945
992573229.UG.FTS.B, 29.49%, 4/22/24 .. 18 18
992576037.UG.FTS.B, 29.49%, 4/22/24 .. 45 46
992576869.UG.FTS.B, 29.49%, 4/22/24 .. 950 958
992584780.UG.FTS.B, 29.49%, 4/22/24 .. 54 55
992585426.UG.FTS.B, 29.49%, 4/22/24 .. 281 283
992587069.UG.FTS.B, 29.49%, 4/22/24 .. 187 190
992591786.UG.FTS.B, 29.49%, 4/22/24 .. 38 39
992594793.UG.FTS.B, 29.49%, 4/22/24 .. 283 284
992595298.UG.FTS.B, 29.49%, 4/22/24 .. 12 12
992600050.UG.FTS.B, 29.49%, 4/22/24 .. 203 205
992602763.UG.FTS.B, 29.49%, 4/22/24 .. 41 42
992602886.UG.FTS.B, 29.49%, 4/22/24 .. 1,570 1,591
992605223.UG.FTS.B, 29.49%, 4/22/24 .. 49 43
992605709.UG.FTS.B, 29.49%, 4/22/24 .. 333 334
992606898.UG.FTS.B, 29.49%, 4/22/24 .. 117 118
992607462.UG.FTS.B, 29.49%, 4/22/24 .. 7 7
992612565.UG.FTS.B, 29.49%, 4/22/24 .. 0 0
992616538.UG.FTS.B, 29.49%, 4/22/24 .. 112 113
992619567.UG.FTS.B, 29.49%, 4/22/24 .. 6 6
992619826.UG.FTS.B, 29.49%, 4/22/24 .. 317 320
992620616.UG.FTS.B, 29.49%, 4/22/24 .. 170 171
992620721.UG.FTS.B, 29.49%, 4/22/24 .. 116 118
992625714.UG.FTS.B, 29.49%, 4/22/24 .. 68 70
992625838.UG.FTS.B, 29.49%, 4/22/24 .. 93 93
992627054.UG.FTS.B, 29.49%, 4/22/24 .. 42 43
992631652.UG.FTS.B, 29.49%, 4/22/24 .. 11 11
992633677.UG.FTS.B, 29.49%, 4/22/24 .. 48 48
991490669.UG.FTS.B, 29.49%, 1/01/25 .. 259 246
992017615.UG.FTS.B, 29.49%, 2/17/25 .. 32 29
991980947.UG.FTS.B, 19.21%, 2/19/25 .. 0 0
991899782.UG.FTS.B, 21.98%, 2/19/25 .. 217 137
991846734.UG.FTS.B, 16.99%, 2/23/25 .. 406 409
991856820.UG.FTS.B, 17.99%, 2/23/25 .. 282 287
991846514.UG.FTS.B, 18.97%, 2/23/25 .. 365 369
991951462.UG.FTS.B, 18.97%, 2/23/25 .. 461 35
992071158.UG.FTS.B, 18.97%, 2/23/25 .. 622 634
991848979.UG.FTS.B, 19.21%, 2/23/25 .. 363 368
991927049.UG.FTS.B, 19.21%, 2/23/25 .. 76 78
991951293.UG.FTS.B, 19.21%, 2/23/25 .. 1,620 1,660
992095856.UG.FTS.B, 19.21%, 2/23/25 .. 266 271

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991870310.UG.FTS.B, 19.99%, 2/23/25 .. $ 428 $ 433
991875395.UG.FTS.B, 19.99%, 2/23/25 .. 104 103
991883816.UG.FTS.B, 19.99%, 2/23/25 .. 40 40
991958243.UG.FTS.B, 19.99%, 2/23/25 .. 262 270
992085994.UG.FTS.B, 19.99%, 2/23/25 .. 61 62
992095669.UG.FTS.B, 19.99%, 2/23/25 .. 127 128
992099081.UG.FTS.B, 19.99%, 2/23/25 .. 1,507 1,530
991898820.UG.FTS.B, 20.46%, 2/23/25 .. 361 367
992002122.UG.FTS.B, 20.97%, 2/23/25 .. 1,595 1,621
991857987.UG.FTS.B, 21.46%, 2/23/25 .. 309 316
991849042.UG.FTS.B, 21.97%, 2/23/25 .. 210 215
991846794.UG.FTS.B, 21.98%, 2/23/25 .. 117 119
991857592.UG.FTS.B, 21.98%, 2/23/25 .. 1,112 1,121
991884675.UG.FTS.B, 21.98%, 2/23/25 .. 224 225
991879827.UG.FTS.B, 22.95%, 2/23/25 .. 1,329 1,354
992094743.UG.FTS.B, 22.95%, 2/23/25 .. 17 18
991850940.UG.FTS.B, 22.97%, 2/23/25 .. 689 702
992088175.UG.FTS.B, 23.95%, 2/23/25 .. 0 0
991862548.UG.FTS.B, 25.95%, 2/23/25 .. 127 129
991846366.UG.FTS.B, 28.98%, 2/23/25 .. 1,686 1,691
991848952.UG.FTS.B, 28.98%, 2/23/25 .. 26 26
991850018.UG.FTS.B, 28.98%, 2/23/25 .. 262 270
991850458.UG.FTS.B, 28.98%, 2/23/25 .. 1,076 1,096
991850551.UG.FTS.B, 28.98%, 2/23/25 .. 125 128
991855285.UG.FTS.B, 28.98%, 2/23/25 .. 260 268
991855922.UG.FTS.B, 28.98%, 2/23/25 .. 648 665
991857540.UG.FTS.B, 28.98%, 2/23/25 .. 453 467
991857999.UG.FTS.B, 28.98%, 2/23/25 .. 141 19
991858538.UG.FTS.B, 28.98%, 2/23/25 .. 695 713
991862467.UG.FTS.B, 28.98%, 2/23/25 .. 247 255
991871191.UG.FTS.B, 28.98%, 2/23/25 .. 740 759
991875679.UG.FTS.B, 28.98%, 2/23/25 .. 106 106
991877666.UG.FTS.B, 28.98%, 2/23/25 .. 439 437
991880113.UG.FTS.B, 28.98%, 2/23/25 .. 77 79
991883597.UG.FTS.B, 28.98%, 2/23/25 .. 449 460
991885208.UG.FTS.B, 28.98%, 2/23/25 .. 420 418
991926438.UG.FTS.B, 28.98%, 2/23/25 .. 374 389
991942115.UG.FTS.B, 28.98%, 2/23/25 .. 200 205
991947006.UG.FTS.B, 28.98%, 2/23/25 .. 788 800
991949036.UG.FTS.B, 28.98%, 2/23/25 .. 114 116
991964351.UG.FTS.B, 28.98%, 2/23/25 .. 929 957
991967238.UG.FTS.B, 28.98%, 2/23/25 .. 26 26
991979851.UG.FTS.B, 28.98%, 2/23/25 .. 495 502
992007944.UG.FTS.B, 28.98%, 2/23/25 .. 164 166
992014951.UG.FTS.B, 28.98%, 2/23/25 .. 20 19
992055020.UG.FTS.B, 28.98%, 2/23/25 .. 389 397
992058874.UG.FTS.B, 28.98%, 2/23/25 .. 70 10
992068595.UG.FTS.B, 28.98%, 2/23/25 .. 144 92
992080455.UG.FTS.B, 28.98%, 2/23/25 .. 237 241
992080795.UG.FTS.B, 28.98%, 2/23/25 .. 92 94
992094309.UG.FTS.B, 28.98%, 2/23/25 .. 38 (1)
992094388.UG.FTS.B, 28.98%, 2/23/25 .. 223 222
992095459.UG.FTS.B, 28.98%, 2/23/25 .. 21 21
992096689.UG.FTS.B, 28.98%, 2/23/25 .. 261 264
992097053.UG.FTS.B, 28.98%, 2/23/25 .. 811 822
992101060.UG.FTS.B, 28.98%, 2/23/25 .. 66 68
992101172.UG.FTS.B, 28.98%, 2/23/25 .. 13 14
991861609.UG.FTS.B, 29.45%, 2/23/25 .. 263 261
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991834666.UG.FTS.B, 29.48%, 2/23/25 .. $ 1,979 $ 2,036
991845930.UG.FTS.B, 29.49%, 2/23/25 .. 2,049 2,111
991846030.UG.FTS.B, 29.49%, 2/23/25 .. 9 9
991846424.UG.FTS.B, 29.49%, 2/23/25 .. 253 260
991847993.UG.FTS.B, 29.49%, 2/23/25 .. 665 684
991850624.UG.FTS.B, 29.49%, 2/23/25 .. 101 103
991851118.UG.FTS.B, 29.49%, 2/23/25 .. 269 277
991851951.UG.FTS.B, 29.49%, 2/23/25 .. 1,083 1,074
991852042.UG.FTS.B, 29.49%, 2/23/25 .. 245 249
991853154.UG.FTS.B, 29.49%, 2/23/25 .. 182 184
991855270.UG.FTS.B, 29.49%, 2/23/25 .. 581 603
991858389.UG.FTS.B, 29.49%, 2/23/25 .. 103 105
991859523.UG.FTS.B, 29.49%, 2/23/25 .. 61 62
991859751.UG.FTS.B, 29.49%, 2/23/25 .. 246 251
991875704.UG.FTS.B, 29.49%, 2/23/25 .. 158 156
991877149.UG.FTS.B, 29.49%, 2/23/25 .. 2,715 2,795
991877739.UG.FTS.B, 29.49%, 2/23/25 .. 284 292
991878007.UG.FTS.B, 29.49%, 2/23/25 .. 33 33
991879861.UG.FTS.B, 29.49%, 2/23/25 .. 144 148
991879938.UG.FTS.B, 29.49%, 2/23/25 .. 33 34
991884025.UG.FTS.B, 29.49%, 2/23/25 .. 466 479
991888889.UG.FTS.B, 29.49%, 2/23/25 .. 804 827
991889020.UG.FTS.B, 29.49%, 2/23/25 .. 1,239 1,226
991889880.UG.FTS.B, 29.49%, 2/23/25 .. 197 134
991898313.UG.FTS.B, 29.49%, 2/23/25 .. 101 103
991915018.UG.FTS.B, 29.49%, 2/23/25 .. 144 145
991916300.UG.FTS.B, 29.49%, 2/23/25 .. 490 484
991916358.UG.FTS.B, 29.49%, 2/23/25 .. 114 118
991920038.UG.FTS.B, 29.49%, 2/23/25 .. 151 156
991921996.UG.FTS.B, 29.49%, 2/23/25 .. 158 161
991933958.UG.FTS.B, 29.49%, 2/23/25 .. 73 75
991942743.UG.FTS.B, 29.49%, 2/23/25 .. 310 311
991944768.UG.FTS.B, 29.49%, 2/23/25 .. 52 52
991950190.UG.FTS.B, 29.49%, 2/23/25 .. 625 629
991955703.UG.FTS.B, 29.49%, 2/23/25 .. 1,876 1,898
991973632.UG.FTS.B, 29.49%, 2/23/25 .. 462 475
991990365.UG.FTS.B, 29.49%, 2/23/25 .. 151 152
991996086.UG.FTS.B, 29.49%, 2/23/25 .. 164 163
992001915.UG.FTS.B, 29.49%, 2/23/25 .. 278 21
992009378.UG.FTS.B, 29.49%, 2/23/25 .. 222 147
992042688.UG.FTS.B, 29.49%, 2/23/25 .. 56 57
992046179.UG.FTS.B, 29.49%, 2/23/25 .. 177 179
992055313.UG.FTS.B, 29.49%, 2/23/25 .. 237 239
992058730.UG.FTS.B, 29.49%, 2/23/25 .. 73 74
992068077.UG.FTS.B, 29.49%, 2/23/25 .. 123 124
992071864.UG.FTS.B, 29.49%, 2/23/25 .. 53 54
992077860.UG.FTS.B, 29.49%, 2/23/25 .. 73 74
992095286.UG.FTS.B, 29.49%, 2/23/25 .. 255 254
992099678.UG.FTS.B, 29.49%, 2/23/25 .. 230 233
992099973.UG.FTS.B, 29.49%, 2/23/25 .. 19 3
992100429.UG.FTS.B, 29.49%, 2/23/25 .. 395 399
992101807.UG.FTS.B, 29.49%, 2/23/25 .. 1,289 1,298
992102471.UG.FTS.B, 29.49%, 2/23/25 .. 921 934
992102941.UG.FTS.B, 29.49%, 2/23/25 .. 3,316 3,359
992103001.UG.FTS.B, 29.49%, 2/23/25 .. 460 (13)
992103021.UG.FTS.B, 29.49%, 2/23/25 .. 921 933
992095631.UG.FTS.B, 15%, 2/24/25 ..... 207 210
992098930.UG.FTS.B, 18.97%, 2/24/25 .. 1,408 1,436

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991875724.UG.FTS.B, 19.21%, 2/24/25 .. $ 128 $ 131
992041969.UG.FTS.B, 19.21%, 2/24/25 .. 63 64
991921618.UG.FTS.B, 19.97%, 2/24/25 .. 405 49
991858814.UG.FTS.B, 19.99%, 2/24/25 .. 497 503
991860581.UG.FTS.B, 19.99%, 2/24/25 .. 778 774
991868180.UG.FTS.B, 19.99%, 2/24/25 .. 28 28
991880518.UG.FTS.B, 19.99%, 2/24/25 .. 9 9
991918770.UG.FTS.B, 19.99%, 2/24/25 .. 988 1,019
992022838.UG.FTS.B, 19.99%, 2/24/25 .. 893 907
991917948.UG.FTS.B, 20.46%, 2/24/25 .. 1,165 1,195
991976741.UG.FTS.B, 20.97%, 2/24/25 .. 379 385
991861717.UG.FTS.B, 21.46%, 2/24/25 .. 821 839
991870346.UG.FTS.B, 21.46%, 2/24/25 .. 579 582
991971838.UG.FTS.B, 21.46%, 2/24/25 .. 601 614
991952732.UG.FTS.B, 21.98%, 2/24/25 .. 493 499
992094122.UG.FTS.B, 21.98%, 2/24/25 .. 212 215
991898580.UG.FTS.B, 27.99%, 2/24/25 .. 43 44
991857129.UG.FTS.B, 28.98%, 2/24/25 .. 111 114
991858326.UG.FTS.B, 28.98%, 2/24/25 .. 85 85
991858844.UG.FTS.B, 28.98%, 2/24/25 .. 353 358
991859983.UG.FTS.B, 28.98%, 2/24/25 .. 329 338
991860505.UG.FTS.B, 28.98%, 2/24/25 .. 62 9
991861116.UG.FTS.B, 28.98%, 2/24/25 .. 15 14
991881531.UG.FTS.B, 28.98%, 2/24/25 .. 204 210
991887919.UG.FTS.B, 28.98%, 2/24/25 .. 52 53
991892823.UG.FTS.B, 28.98%, 2/24/25 .. 700 709
991941756.UG.FTS.B, 28.98%, 2/24/25 .. 455 469
991950991.UG.FTS.B, 28.98%, 2/24/25 .. 358 361
991953588.UG.FTS.B, 28.98%, 2/24/25 .. 170 175
992001610.UG.FTS.B, 28.98%, 2/24/25 .. 1,103 148
992070983.UG.FTS.B, 28.98%, 2/24/25 .. 481 488
992095407.UG.FTS.B, 28.98%, 2/24/25 .. 153 155
992095946.UG.FTS.B, 28.98%, 2/24/25 .. 16 16
992096160.UG.FTS.B, 28.98%, 2/24/25 .. 23 23
992100568.UG.FTS.B, 28.98%, 2/24/25 .. 105 105
992101284.UG.FTS.B, 28.98%, 2/24/25 .. 159 157
991855828.UG.FTS.B, 29.49%, 2/24/25 .. 43 43
991856323.UG.FTS.B, 29.49%, 2/24/25 .. 1,813 1,837
991857208.UG.FTS.B, 29.49%, 2/24/25 .. 481 68
991857305.UG.FTS.B, 29.49%, 2/24/25 .. 287 291
991857701.UG.FTS.B, 29.49%, 2/24/25 .. 752 774
991864614.UG.FTS.B, 29.49%, 2/24/25 .. 26 26
991864922.UG.FTS.B, 29.49%, 2/24/25 .. 96 99
991865031.UG.FTS.B, 29.49%, 2/24/25 .. 866 881
991889019.UG.FTS.B, 29.49%, 2/24/25 .. 381 391
991940825.UG.FTS.B, 29.49%, 2/24/25 .. 98 97
991962356.UG.FTS.B, 29.49%, 2/24/25 .. 187 192
991982896.UG.FTS.B, 29.49%, 2/24/25 .. 196 202
991990424.UG.FTS.B, 29.49%, 2/24/25 .. 45 46
991996253.UG.FTS.B, 29.49%, 2/24/25 .. 423 429
992001227.UG.FTS.B, 29.49%, 2/24/25 .. 114 117
992008974.UG.FTS.B, 29.49%, 2/24/25 .. 281 288
992017493.UG.FTS.B, 29.49%, 2/24/25 .. 227 230
992033036.UG.FTS.B, 29.49%, 2/24/25 .. 405 402
992051195.UG.FTS.B, 29.49%, 2/24/25 .. 139 140
992062277.UG.FTS.B, 29.49%, 2/24/25 .. 253 249
992064282.UG.FTS.B, 29.49%, 2/24/25 .. 1,700 (20)
992076693.UG.FTS.B, 29.49%, 2/24/25 .. 75 77
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992084780.UG.FTS.B, 29.49%, 2/24/25 .. $ 87 $ 89
992088592.UG.FTS.B, 29.49%, 2/24/25 .. 64 65
992095462.UG.FTS.B, 29.49%, 2/24/25 .. 115 118
992095776.UG.FTS.B, 29.49%, 2/24/25 .. 47 47
992099175.UG.FTS.B, 29.49%, 2/24/25 .. 230 233
992101624.UG.FTS.B, 29.49%, 2/24/25 .. 89 91
992102656.UG.FTS.B, 29.49%, 2/24/25 .. 43 43
992103466.UG.FTS.B, 29.49%, 2/24/25 .. 425 424
991961062.UG.FTS.B, 29.99%, 2/24/25 .. 674 693
991986810.UG.FTS.B, 14%, 2/25/25 ..... 202 16
991875428.UG.FTS.B, 18.97%, 2/25/25 .. 64 64
991873289.UG.FTS.B, 19.21%, 2/25/25 .. 2,088 2,173
992102508.UG.FTS.B, 19.21%, 2/25/25 .. 720 733
991934046.UG.FTS.B, 19.8%, 2/25/25 ... 2,032 2,067
991943144.UG.FTS.B, 19.8%, 2/25/25 ... 47 47
992085534.UG.FTS.B, 19.8%, 2/25/25 ... 278 281
992095472.UG.FTS.B, 19.8%, 2/25/25 ... 345 291
992101988.UG.FTS.B, 19.8%, 2/25/25 ... 1,826 1,857
992062353.UG.FTS.B, 20.46%, 2/25/25 .. 111 114
992048065.UG.FTS.B, 22.97%, 2/25/25 .. 1,594 1,615
991990267.UG.FTS.B, 27.99%, 2/25/25 .. 90 93
991868043.UG.FTS.B, 28.98%, 2/25/25 .. 67 69
991868821.UG.FTS.B, 28.98%, 2/25/25 .. 1,270 1,308
991879489.UG.FTS.B, 28.98%, 2/25/25 .. 50 (2)
991885747.UG.FTS.B, 28.98%, 2/25/25 .. 647 666
991896497.UG.FTS.B, 28.98%, 2/25/25 .. 314 323
991900712.UG.FTS.B, 28.98%, 2/25/25 .. 440 446
991910181.UG.FTS.B, 28.98%, 2/25/25 .. 4,745 4,890
991918949.UG.FTS.B, 28.98%, 2/25/25 .. 580 597
992022832.UG.FTS.B, 28.98%, 2/25/25 .. 26 26
991874651.UG.FTS.B, 29.49%, 2/25/25 .. 32 32
991884399.UG.FTS.B, 29.49%, 2/25/25 .. 227 230
991887971.UG.FTS.B, 29.49%, 2/25/25 .. 33 32
991911373.UG.FTS.B, 29.49%, 2/25/25 .. 910 921
991923835.UG.FTS.B, 29.49%, 2/25/25 .. 1,989 2,044
991930137.UG.FTS.B, 29.49%, 2/25/25 .. 267 273
991950720.UG.FTS.B, 29.49%, 2/25/25 .. 14 14
991972557.UG.FTS.B, 29.49%, 2/25/25 .. 273 281
992007774.UG.FTS.B, 29.49%, 2/25/25 .. 199 202
992018382.UG.FTS.B, 29.49%, 2/25/25 .. 210 215
992086866.UG.FTS.B, 29.49%, 2/25/25 .. 191 26
992096552.UG.FTS.B, 29.49%, 2/25/25 .. 51 52
992099082.UG.FTS.B, 29.49%, 2/25/25 .. 1,335 1,351
992100841.UG.FTS.B, 29.49%, 2/25/25 .. 32 33
992101569.UG.FTS.B, 29.49%, 2/25/25 .. 461 467
992102475.UG.FTS.B, 29.49%, 2/25/25 .. 2,306 2,339
992103027.UG.FTS.B, 29.49%, 2/25/25 .. 600 601
992103278.UG.FTS.B, 29.49%, 2/25/25 .. 138 140
991896054.UG.FTS.B, 15.97%, 3/03/25 .. 1,026 1,057
991891348.UG.FTS.B, 17.99%, 3/03/25 .. 491 505
991953301.UG.FTS.B, 16.99%, 3/04/25 .. 866 886
992043043.UG.FTS.B, 16.99%, 3/04/25 .. 217 222
991901307.UG.FTS.B, 17.97%, 3/04/25 .. 794 805
991930597.UG.FTS.B, 17.99%, 3/04/25 .. 442 452
991940362.UG.FTS.B, 17.99%, 3/04/25 .. 540 543
991943782.UG.FTS.B, 17.99%, 3/04/25 .. 2,259 2,293
991970524.UG.FTS.B, 17.99%, 3/04/25 .. 321 327
991976394.UG.FTS.B, 17.99%, 3/04/25 .. 6,512 6,654

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992003521.UG.FTS.B, 17.99%, 3/04/25 .. $ 469 $ 479
991960819.UG.FTS.B, 14%, 3/05/25 ..... 46 47
992009284.UG.FTS.B, 14.98%, 3/05/25 .. 292 299
991918212.UG.FTS.B, 15.97%, 3/05/25 .. 430 441
991972238.UG.FTS.B, 15.97%, 3/05/25 .. 305 313
991911402.UG.FTS.B, 16.99%, 3/05/25 .. 529 541
991938779.UG.FTS.B, 16.99%, 3/05/25 .. 163 167
992043275.UG.FTS.B, 16.99%, 3/05/25 .. 12 12
992121849.UG.FTS.B, 16.99%, 3/05/25 .. 1,495 1,529
991907676.UG.FTS.B, 17.97%, 3/05/25 .. 307 314
991913343.UG.FTS.B, 17.97%, 3/05/25 .. 2,569 2,625
991933144.UG.FTS.B, 17.97%, 3/05/25 .. 231 236
992030620.UG.FTS.B, 17.99%, 3/05/25 .. 176 180
992034517.UG.FTS.B, 17.99%, 3/05/25 .. 2,633 2,671
992048059.UG.FTS.B, 17.99%, 3/05/25 .. 4,226 4,321
992082342.UG.FTS.B, 17.99%, 3/05/25 .. 203 208
992092774.UG.FTS.B, 17.99%, 3/05/25 .. 651 400
992122276.UG.FTS.B, 17.99%, 3/05/25 .. 58 23
991933615.UG.FTS.B, 14%, 3/06/25 ..... 449 48
992176129.UG.FTS.B, 14.97%, 3/06/25 .. 628 640
991956076.UG.FTS.B, 14.98%, 3/06/25 .. 23 23
992155655.UG.FTS.B, 14.98%, 3/06/25 .. 4,657 4,743
991934175.UG.FTS.B, 15%, 3/06/25 ..... 470 481
991922719.UG.FTS.B, 15.97%, 3/06/25 .. 220 226
992070493.UG.FTS.B, 15.97%, 3/06/25 .. 13 13
992125810.UG.FTS.B, 15.99%, 3/06/25 .. 5 5
991965195.UG.FTS.B, 16.99%, 3/06/25 .. 245 251
991976215.UG.FTS.B, 16.99%, 3/06/25 .. 753 771
991992407.UG.FTS.B, 16.99%, 3/06/25 .. 289 293
992000706.UG.FTS.B, 16.99%, 3/06/25 .. 130 133
992018233.UG.FTS.B, 16.99%, 3/06/25 .. 1,078 1,101
991924063.UG.FTS.B, 17.97%, 3/06/25 .. 124 127
991932344.UG.FTS.B, 17.97%, 3/06/25 .. 121 123
991964363.UG.FTS.B, 17.97%, 3/06/25 .. 189 193
991990537.UG.FTS.B, 17.97%, 3/06/25 .. 877 891
992003351.UG.FTS.B, 17.97%, 3/06/25 .. 941 962
992194945.UG.FTS.B, 17.97%, 3/06/25 .. 199 202
991929089.UG.FTS.B, 17.99%, 3/06/25 .. 29 29
992007661.UG.FTS.B, 17.99%, 3/06/25 .. 951 972
992075216.UG.FTS.B, 17.99%, 3/06/25 .. 612 626
992104600.UG.FTS.B, 17.99%, 3/06/25 .. 1,009 1,032
992187270.UG.FTS.B, 17.99%, 3/06/25 .. 88 90
991945378.UG.FTS.B, 15%, 3/07/25 ..... 318 322
992092422.UG.FTS.B, 15.97%, 3/07/25 .. 841 861
992112210.UG.FTS.B, 15.97%, 3/07/25 .. 17,760 18,181
991933089.UG.FTS.B, 16.99%, 3/07/25 .. 80 81
992148536.UG.FTS.B, 16.99%, 3/07/25 .. 218 222
992203496.UG.FTS.B, 16.99%, 3/07/25 .. 153 10
992204036.UG.FTS.B, 16.99%, 3/07/25 .. 586 597
991973130.UG.FTS.B, 17.97%, 3/07/25 .. 10,200 6,353
992024120.UG.FTS.B, 17.99%, 3/07/25 .. 197 202
992086926.UG.FTS.B, 17.99%, 3/07/25 .. 65 66
991956357.UG.FTS.B, 15.97%, 3/08/25 .. 1,001 1,026
991999086.UG.FTS.B, 15.97%, 3/08/25 .. 105 108
992069223.UG.FTS.B, 15.97%, 3/08/25 .. 883 902
992132809.UG.FTS.B, 15.97%, 3/08/25 .. 75 75
991943900.UG.FTS.B, 16.99%, 3/08/25 .. 380 383
991945523.UG.FTS.B, 16.99%, 3/08/25 .. 717 734
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992067831.UG.FTS.B, 16.99%, 3/08/25 .. $ 143 $ 147
992167995.UG.FTS.B, 16.99%, 3/08/25 .. 1,172 1,193
992204207.UG.FTS.B, 16.99%, 3/08/25 .. 172 175
991942814.UG.FTS.B, 17.99%, 3/08/25 .. 64 65
991944358.UG.FTS.B, 17.99%, 3/08/25 .. 696 711
991949855.UG.FTS.B, 17.99%, 3/08/25 .. 796 815
991956318.UG.FTS.B, 17.99%, 3/08/25 .. 443 449
991960953.UG.FTS.B, 17.99%, 3/08/25 .. 20 20
991961889.UG.FTS.B, 17.99%, 3/08/25 .. 45 0
992023008.UG.FTS.B, 17.99%, 3/08/25 .. 77 78
992054524.UG.FTS.B, 17.99%, 3/08/25 .. 915 936
992056976.UG.FTS.B, 17.99%, 3/08/25 .. 423 433
992104010.UG.FTS.B, 17.99%, 3/08/25 .. 62 1
992153456.UG.FTS.B, 17.99%, 3/08/25 .. 22 23
992093279.UG.FTS.B, 14.97%, 3/09/25 .. 423 425
992016287.UG.FTS.B, 14.98%, 3/09/25 .. 482 494
991962073.UG.FTS.B, 15.97%, 3/09/25 .. 661 677
992045994.UG.FTS.B, 15.97%, 3/09/25 .. 329 337
992093111.UG.FTS.B, 15.97%, 3/09/25 .. 181 184
991959640.UG.FTS.B, 16.99%, 3/09/25 .. 395 404
991958431.UG.FTS.B, 17.99%, 3/09/25 .. 301 308
991985159.UG.FTS.B, 17.99%, 3/09/25 .. 1,731 1,769
991997373.UG.FTS.B, 17.99%, 3/09/25 .. 490 501
992088368.UG.FTS.B, 17.99%, 3/09/25 .. 235 241
992158284.UG.FTS.B, 17.99%, 3/09/25 .. 655 670
992185435.UG.FTS.B, 17.99%, 3/09/25 .. 2,194 2,234
991951113.UG.FTS.B, 19.99%, 3/09/25 .. 1,855 1,890
991960077.UG.FTS.B, 19.99%, 3/09/25 .. 344 346
991987137.UG.FTS.B, 19.99%, 3/09/25 .. 59 60
992214049.UG.FTS.B, 19.99%, 3/09/25 .. 155 156
991969257.UG.FTS.B, 25.94%, 3/09/25 .. 286 290
992061176.UG.FTS.B, 27.95%, 3/09/25 .. 183 187
991950163.UG.FTS.B, 27.99%, 3/09/25 .. 971 991
992005128.UG.FTS.B, 27.99%, 3/09/25 .. 93 94
992221115.UG.FTS.B, 27.99%, 3/09/25 .. 194 196
991946748.UG.FTS.B, 28.98%, 3/09/25 .. 821 826
991946846.UG.FTS.B, 28.98%, 3/09/25 .. 685 700
991946853.UG.FTS.B, 28.98%, 3/09/25 .. 1,271 1,276
991947449.UG.FTS.B, 28.98%, 3/09/25 .. 1,029 1,029
991947597.UG.FTS.B, 28.98%, 3/09/25 .. 369 377
991948023.UG.FTS.B, 28.98%, 3/09/25 .. 1,744 1,781
991948442.UG.FTS.B, 28.98%, 3/09/25 .. 574 583
991950108.UG.FTS.B, 28.98%, 3/09/25 .. 1,772 1,776
991951985.UG.FTS.B, 28.98%, 3/09/25 .. 1,065 1,087
991952258.UG.FTS.B, 28.98%, 3/09/25 .. 141 144
991952942.UG.FTS.B, 28.98%, 3/09/25 .. 258 260
991953091.UG.FTS.B, 28.98%, 3/09/25 .. 2,915 2,978
991953620.UG.FTS.B, 28.98%, 3/09/25 .. 1,505 1,534
991953646.UG.FTS.B, 28.98%, 3/09/25 .. 145 144
991953749.UG.FTS.B, 28.98%, 3/09/25 .. 340 347
991956904.UG.FTS.B, 28.98%, 3/09/25 .. 91 93
991958281.UG.FTS.B, 28.98%, 3/09/25 .. 1,354 1,373
991958857.UG.FTS.B, 28.98%, 3/09/25 .. 55 55
991961425.UG.FTS.B, 28.98%, 3/09/25 .. 570 582
991968804.UG.FTS.B, 28.98%, 3/09/25 .. 66 65
991973271.UG.FTS.B, 28.98%, 3/09/25 .. 12 12
991978892.UG.FTS.B, 28.98%, 3/09/25 .. 75 76
992009323.UG.FTS.B, 28.98%, 3/09/25 .. 669 683

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992010855.UG.FTS.B, 28.98%, 3/09/25 .. $ 4,370 $ 4,408
992017836.UG.FTS.B, 28.98%, 3/09/25 .. 91 91
992061523.UG.FTS.B, 28.98%, 3/09/25 .. 70 69
992062215.UG.FTS.B, 28.98%, 3/09/25 .. 332 339
992085211.UG.FTS.B, 28.98%, 3/09/25 .. 687 692
992146851.UG.FTS.B, 28.98%, 3/09/25 .. 177 179
992179588.UG.FTS.B, 28.98%, 3/09/25 .. 367 368
992182020.UG.FTS.B, 28.98%, 3/09/25 .. 1,696 1,710
992191939.UG.FTS.B, 28.98%, 3/09/25 .. 223 46
992199317.UG.FTS.B, 28.98%, 3/09/25 .. 120 120
992211701.UG.FTS.B, 28.98%, 3/09/25 .. 239 241
992222481.UG.FTS.B, 28.98%, 3/09/25 .. 10 10
992006803.UG.FTS.B, 29.45%, 3/09/25 .. 80 10
992020886.UG.FTS.B, 29.45%, 3/09/25 .. 467 477
991955582.UG.FTS.B, 29.46%, 3/09/25 .. 138 140
991991457.UG.FTS.B, 29.46%, 3/09/25 .. 48 48
992001280.UG.FTS.B, 29.46%, 3/09/25 .. 477 478
992006435.UG.FTS.B, 29.46%, 3/09/25 .. 750 753
992221812.UG.FTS.B, 29.46%, 3/09/25 .. 207 208
991953775.UG.FTS.B, 29.47%, 3/09/25 .. 418 426
992058926.UG.FTS.B, 29.47%, 3/09/25 .. 1,473 1,496
992138560.UG.FTS.B, 29.47%, 3/09/25 .. 170 171
992197517.UG.FTS.B, 29.48%, 3/09/25 .. 243 238
992226909.UG.FTS.B, 29.48%, 3/09/25 .. 124 124
991948233.UG.FTS.B, 29.49%, 3/09/25 .. 111 113
991949833.UG.FTS.B, 29.49%, 3/09/25 .. 143 146
991949846.UG.FTS.B, 29.49%, 3/09/25 .. 227 224
991951547.UG.FTS.B, 29.49%, 3/09/25 .. 243 244
991952166.UG.FTS.B, 29.49%, 3/09/25 .. 709 724
991952197.UG.FTS.B, 29.49%, 3/09/25 .. 660 651
991953005.UG.FTS.B, 29.49%, 3/09/25 .. 353 361
991954696.UG.FTS.B, 29.49%, 3/09/25 .. 197 200
991955791.UG.FTS.B, 29.49%, 3/09/25 .. 209 214
991956528.UG.FTS.B, 29.49%, 3/09/25 .. 644 654
991959226.UG.FTS.B, 29.49%, 3/09/25 .. 396 84
991959284.UG.FTS.B, 29.49%, 3/09/25 .. 282 288
991960052.UG.FTS.B, 29.49%, 3/09/25 .. 348 348
991971585.UG.FTS.B, 29.49%, 3/09/25 .. 410 409
991972236.UG.FTS.B, 29.49%, 3/09/25 .. 176 173
991980308.UG.FTS.B, 29.49%, 3/09/25 .. 250 255
991983473.UG.FTS.B, 29.49%, 3/09/25 .. 998 1,004
991998692.UG.FTS.B, 29.49%, 3/09/25 .. 1,908 1,925
991999713.UG.FTS.B, 29.49%, 3/09/25 .. 103 102
992001551.UG.FTS.B, 29.49%, 3/09/25 .. 102 101
992018564.UG.FTS.B, 29.49%, 3/09/25 .. 397 48
992125932.UG.FTS.B, 29.49%, 3/09/25 .. 1,109 1,114
992138266.UG.FTS.B, 29.49%, 3/09/25 .. 1,700 1,660
992206574.UG.FTS.B, 29.49%, 3/09/25 .. 80 81
992211648.UG.FTS.B, 29.49%, 3/09/25 .. 176 177
992212611.UG.FTS.B, 29.49%, 3/09/25 .. 589 591
992222889.UG.FTS.B, 29.49%, 3/09/25 .. 59 59
991995485.UG.FTS.B, 15.97%, 3/10/25 .. 657 674
992136087.UG.FTS.B, 15.97%, 3/10/25 .. 1,458 1,477
991954721.UG.FTS.B, 16.99%, 3/10/25 .. 584 598
991956996.UG.FTS.B, 16.99%, 3/10/25 .. 331 339
992007966.UG.FTS.B, 17.99%, 3/10/25 .. – –
991997245.UG.FTS.B, 19.99%, 3/10/25 .. 237 243
992032415.UG.FTS.B, 19.99%, 3/10/25 .. 673 688
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992111548.UG.FTS.B, 19.99%, 3/10/25 .. $ 82 $ 82
992228798.UG.FTS.B, 19.99%, 3/10/25 .. 334 65
991954714.UG.FTS.B, 28.98%, 3/10/25 .. 258 263
991954890.UG.FTS.B, 28.98%, 3/10/25 .. 462 456
991955016.UG.FTS.B, 28.98%, 3/10/25 .. 203 205
991957178.UG.FTS.B, 28.98%, 3/10/25 .. 465 470
991958934.UG.FTS.B, 28.98%, 3/10/25 .. 248 253
991961148.UG.FTS.B, 28.98%, 3/10/25 .. 568 366
991962085.UG.FTS.B, 28.98%, 3/10/25 .. 344 351
991968026.UG.FTS.B, 28.98%, 3/10/25 .. 1,290 1,307
991973413.UG.FTS.B, 28.98%, 3/10/25 .. 65 66
991974510.UG.FTS.B, 28.98%, 3/10/25 .. 539 540
992011442.UG.FTS.B, 28.98%, 3/10/25 .. 754 764
992027655.UG.FTS.B, 28.98%, 3/10/25 .. 746 753
992033842.UG.FTS.B, 28.98%, 3/10/25 .. 288 295
992060387.UG.FTS.B, 28.98%, 3/10/25 .. 305 308
992084194.UG.FTS.B, 28.98%, 3/10/25 .. 943 964
992143690.UG.FTS.B, 28.98%, 3/10/25 .. 136 137
992184165.UG.FTS.B, 28.98%, 3/10/25 .. 3,122 3,150
992198464.UG.FTS.B, 28.98%, 3/10/25 .. 180 182
992216271.UG.FTS.B, 28.98%, 3/10/25 .. 225 227
992226588.UG.FTS.B, 28.98%, 3/10/25 .. 66 67
992229139.UG.FTS.B, 28.98%, 3/10/25 .. 2,966 2,939
992234259.UG.FTS.B, 28.98%, 3/10/25 .. 65 66
992234778.UG.FTS.B, 28.98%, 3/10/25 .. 188 189
992061277.UG.FTS.B, 29.46%, 3/10/25 .. 689 701
992227699.UG.FTS.B, 29.46%, 3/10/25 .. 1,330 1,317
991959464.UG.FTS.B, 29.47%, 3/10/25 .. 642 651
991991290.UG.FTS.B, 29.47%, 3/10/25 .. 144 146
992061694.UG.FTS.B, 29.47%, 3/10/25 .. 225 229
992139536.UG.FTS.B, 29.47%, 3/10/25 .. 1,679 1,686
992205977.UG.FTS.B, 29.47%, 3/10/25 .. 70 70
991954603.UG.FTS.B, 29.49%, 3/10/25 .. 161 163
991954960.UG.FTS.B, 29.49%, 3/10/25 .. 358 364
991957562.UG.FTS.B, 29.49%, 3/10/25 .. 189 192
991958699.UG.FTS.B, 29.49%, 3/10/25 .. 90 91
991960347.UG.FTS.B, 29.49%, 3/10/25 .. 512 510
991960370.UG.FTS.B, 29.49%, 3/10/25 .. 26 26
991968583.UG.FTS.B, 29.49%, 3/10/25 .. 6 6
991970832.UG.FTS.B, 29.49%, 3/10/25 .. 506 108
991972068.UG.FTS.B, 29.49%, 3/10/25 .. 379 376
991972794.UG.FTS.B, 29.49%, 3/10/25 .. 1,854 1,847
991986855.UG.FTS.B, 29.49%, 3/10/25 .. 141 144
991986924.UG.FTS.B, 29.49%, 3/10/25 .. 182 186
991987090.UG.FTS.B, 29.49%, 3/10/25 .. 365 369
991991729.UG.FTS.B, 29.49%, 3/10/25 .. 757 773
991992420.UG.FTS.B, 29.49%, 3/10/25 .. 139 137
991992823.UG.FTS.B, 29.49%, 3/10/25 .. 153 151
992000940.UG.FTS.B, 29.49%, 3/10/25 .. 416 418
992001368.UG.FTS.B, 29.49%, 3/10/25 .. 16 16
992019137.UG.FTS.B, 29.49%, 3/10/25 .. 30 30
992021611.UG.FTS.B, 29.49%, 3/10/25 .. 930 929
992024541.UG.FTS.B, 29.49%, 3/10/25 .. 447 453
992030282.UG.FTS.B, 29.49%, 3/10/25 .. 221 219
992041733.UG.FTS.B, 29.49%, 3/10/25 .. 43 42
992042242.UG.FTS.B, 29.49%, 3/10/25 .. 121 123
992056222.UG.FTS.B, 29.49%, 3/10/25 .. 331 332
992081022.UG.FTS.B, 29.49%, 3/10/25 .. 172 174

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992084912.UG.FTS.B, 29.49%, 3/10/25 .. $ 1,260 $ 1,267
992089149.UG.FTS.B, 29.49%, 3/10/25 .. 30 30
992100091.UG.FTS.B, 29.49%, 3/10/25 .. 28 28
992178788.UG.FTS.B, 29.49%, 3/10/25 .. 50 51
992189126.UG.FTS.B, 29.49%, 3/10/25 .. 288 289
992209027.UG.FTS.B, 29.49%, 3/10/25 .. 118 119
992220703.UG.FTS.B, 29.49%, 3/10/25 .. 0 0
992222709.UG.FTS.B, 29.49%, 3/10/25 .. 147 147
992225780.UG.FTS.B, 29.49%, 3/10/25 .. 122 122
992226157.UG.FTS.B, 29.49%, 3/10/25 .. 600 600
992226851.UG.FTS.B, 29.49%, 3/10/25 .. 366 368
992228254.UG.FTS.B, 29.49%, 3/10/25 .. 658 662
992229344.UG.FTS.B, 29.49%, 3/10/25 .. 336 336
992231132.UG.FTS.B, 29.49%, 3/10/25 .. 183 184
992232739.UG.FTS.B, 29.49%, 3/10/25 .. 10 9
991963098.UG.FTS.B, 19.99%, 3/11/25 .. 185 189
991968447.UG.FTS.B, 19.99%, 3/11/25 .. 1,628 1,644
991968635.UG.FTS.B, 19.99%, 3/11/25 .. 2,080 2,126
991970440.UG.FTS.B, 19.99%, 3/11/25 .. 433 430
991970942.UG.FTS.B, 19.99%, 3/11/25 .. 59 59
991978184.UG.FTS.B, 19.99%, 3/11/25 .. 216 220
991978739.UG.FTS.B, 19.99%, 3/11/25 .. 352 360
991980329.UG.FTS.B, 19.99%, 3/11/25 .. 5 5
991980454.UG.FTS.B, 19.99%, 3/11/25 .. 61 62
991980835.UG.FTS.B, 19.99%, 3/11/25 .. 10 10
991987397.UG.FTS.B, 19.99%, 3/11/25 .. 23 23
991989654.UG.FTS.B, 19.99%, 3/11/25 .. 75 76
991991971.UG.FTS.B, 19.99%, 3/11/25 .. 145 148
991994914.UG.FTS.B, 19.99%, 3/11/25 .. 1,137 1,163
991999630.UG.FTS.B, 19.99%, 3/11/25 .. 25 26
992004940.UG.FTS.B, 19.99%, 3/11/25 .. 146 145
992007097.UG.FTS.B, 19.99%, 3/11/25 .. 132 131
992008658.UG.FTS.B, 19.99%, 3/11/25 .. 223 228
992011840.UG.FTS.B, 19.99%, 3/11/25 .. 164 32
992018218.UG.FTS.B, 19.99%, 3/11/25 .. 275 282
992025841.UG.FTS.B, 19.99%, 3/11/25 .. 86 87
992026254.UG.FTS.B, 19.99%, 3/11/25 .. 1,080 1,082
992028614.UG.FTS.B, 19.99%, 3/11/25 .. 254 259
992029209.UG.FTS.B, 19.99%, 3/11/25 .. 90 89
992029328.UG.FTS.B, 19.99%, 3/11/25 .. 149 152
992030511.UG.FTS.B, 19.99%, 3/11/25 .. 90 92
992032062.UG.FTS.B, 19.99%, 3/11/25 .. 308 315
992034460.UG.FTS.B, 19.99%, 3/11/25 .. 283 290
992043129.UG.FTS.B, 19.99%, 3/11/25 .. 267 273
992048328.UG.FTS.B, 19.99%, 3/11/25 .. 1,233 1,259
992049367.UG.FTS.B, 19.99%, 3/11/25 .. 242 248
992050397.UG.FTS.B, 19.99%, 3/11/25 .. 919 914
992067904.UG.FTS.B, 19.99%, 3/11/25 .. 24 24
992070205.UG.FTS.B, 19.99%, 3/11/25 .. 57 8
992072453.UG.FTS.B, 19.99%, 3/11/25 .. 123 123
992083408.UG.FTS.B, 19.99%, 3/11/25 .. 284 281
992088914.UG.FTS.B, 19.99%, 3/11/25 .. 91 91
992098142.UG.FTS.B, 19.99%, 3/11/25 .. 270 268
992105329.UG.FTS.B, 19.99%, 3/11/25 .. 60 61
992119841.UG.FTS.B, 19.99%, 3/11/25 .. 135 138
992120582.UG.FTS.B, 19.99%, 3/11/25 .. 80 81
992131942.UG.FTS.B, 19.99%, 3/11/25 .. 939 960
992134817.UG.FTS.B, 19.99%, 3/11/25 .. 526 538
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992156714.UG.FTS.B, 19.99%, 3/11/25 .. $ 354 $ 356
992159439.UG.FTS.B, 19.99%, 3/11/25 .. 685 700
992168147.UG.FTS.B, 19.99%, 3/11/25 .. 1,876 1,917
992172074.UG.FTS.B, 19.99%, 3/11/25 .. 563 575
992180293.UG.FTS.B, 19.99%, 3/11/25 .. 531 536
992186433.UG.FTS.B, 19.99%, 3/11/25 .. 23 23
992187213.UG.FTS.B, 19.99%, 3/11/25 .. 172 33
992200009.UG.FTS.B, 19.99%, 3/11/25 .. 35 36
992208823.UG.FTS.B, 19.99%, 3/11/25 .. 190 190
992219618.UG.FTS.B, 19.99%, 3/11/25 .. 32 33
992227850.UG.FTS.B, 19.99%, 3/11/25 .. 74 75
992236813.UG.FTS.B, 19.99%, 3/11/25 .. 26 26
992238523.UG.FTS.B, 19.99%, 3/11/25 .. 934 943
992239941.UG.FTS.B, 19.99%, 3/11/25 .. 11 11
992240522.UG.FTS.B, 19.99%, 3/11/25 .. 93 95
992244571.UG.FTS.B, 19.99%, 3/11/25 .. 275 278
992246655.UG.FTS.B, 20.46%, 3/11/25 .. 15 15
991964099.UG.FTS.B, 25.95%, 3/11/25 .. 418 424
992002903.UG.FTS.B, 25.95%, 3/11/25 .. 1,646 1,659
992229333.UG.FTS.B, 25.95%, 3/11/25 .. 181 182
992015330.UG.FTS.B, 26.94%, 3/11/25 .. 39 39
992021592.UG.FTS.B, 26.94%, 3/11/25 .. 264 32
992061603.UG.FTS.B, 26.94%, 3/11/25 .. 51 7
991969813.UG.FTS.B, 27.95%, 3/11/25 .. 166 108
991970478.UG.FTS.B, 27.95%, 3/11/25 .. 103 105
991977566.UG.FTS.B, 27.95%, 3/11/25 .. 312 309
991981186.UG.FTS.B, 27.95%, 3/11/25 .. 209 213
991993621.UG.FTS.B, 27.95%, 3/11/25 .. 93 95
992012687.UG.FTS.B, 27.95%, 3/11/25 .. 680 694
992026849.UG.FTS.B, 27.95%, 3/11/25 .. 109 111
992032976.UG.FTS.B, 27.95%, 3/11/25 .. 7 6
992117170.UG.FTS.B, 27.95%, 3/11/25 .. 5 5
992148579.UG.FTS.B, 27.95%, 3/11/25 .. 187 189
992247753.UG.FTS.B, 27.95%, 3/11/25 .. 470 473
991971937.UG.FTS.B, 27.99%, 3/11/25 .. 202 206
992004287.UG.FTS.B, 27.99%, 3/11/25 .. 795 812
992026942.UG.FTS.B, 27.99%, 3/11/25 .. 47 48
992027907.UG.FTS.B, 27.99%, 3/11/25 .. 101 22
992048043.UG.FTS.B, 27.99%, 3/11/25 .. 112 115
992073005.UG.FTS.B, 27.99%, 3/11/25 .. 340 347
992145143.UG.FTS.B, 27.99%, 3/11/25 .. 265 267
992210645.UG.FTS.B, 27.99%, 3/11/25 .. 1,973 1,987
991962687.UG.FTS.B, 28.98%, 3/11/25 .. 509 514
991963921.UG.FTS.B, 28.98%, 3/11/25 .. 961 983
991964384.UG.FTS.B, 28.98%, 3/11/25 .. 1,774 1,153
991964832.UG.FTS.B, 28.98%, 3/11/25 .. 2,886 2,952
991965134.UG.FTS.B, 28.98%, 3/11/25 .. 183 187
991967251.UG.FTS.B, 28.98%, 3/11/25 .. 103 105
991968337.UG.FTS.B, 28.98%, 3/11/25 .. 88 90
991968362.UG.FTS.B, 28.98%, 3/11/25 .. 677 692
991968741.UG.FTS.B, 28.98%, 3/11/25 .. 147 150
991969198.UG.FTS.B, 28.98%, 3/11/25 .. 1,181 1,207
991969461.UG.FTS.B, 28.98%, 3/11/25 .. 985 1,006
991969940.UG.FTS.B, 28.98%, 3/11/25 .. 159 160
991970346.UG.FTS.B, 28.98%, 3/11/25 .. 933 954
991970907.UG.FTS.B, 28.98%, 3/11/25 .. 39 39
991970931.UG.FTS.B, 28.98%, 3/11/25 .. 80 81
991970946.UG.FTS.B, 28.98%, 3/11/25 .. 60 61

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991971008.UG.FTS.B, 28.98%, 3/11/25 .. $ 4 $ 4
991971475.UG.FTS.B, 28.98%, 3/11/25 .. 3,405 3,482
991971676.UG.FTS.B, 28.98%, 3/11/25 .. 14 14
991971916.UG.FTS.B, 28.98%, 3/11/25 .. 309 316
991972347.UG.FTS.B, 28.98%, 3/11/25 .. 1,594 1,630
991972362.UG.FTS.B, 28.98%, 3/11/25 .. 270 276
991972503.UG.FTS.B, 28.98%, 3/11/25 .. 95 97
991973560.UG.FTS.B, 28.98%, 3/11/25 .. 87 89
991974107.UG.FTS.B, 28.98%, 3/11/25 .. 189 193
991974812.UG.FTS.B, 28.98%, 3/11/25 .. 122 122
991974854.UG.FTS.B, 28.98%, 3/11/25 .. 2,882 2,947
991975165.UG.FTS.B, 28.98%, 3/11/25 .. 274 280
991975406.UG.FTS.B, 28.98%, 3/11/25 .. 159 162
991975649.UG.FTS.B, 28.98%, 3/11/25 .. 178 182
991978841.UG.FTS.B, 28.98%, 3/11/25 .. 521 532
991978961.UG.FTS.B, 28.98%, 3/11/25 .. 139 140
991979639.UG.FTS.B, 28.98%, 3/11/25 .. 153 151
991980057.UG.FTS.B, 28.98%, 3/11/25 .. 843 862
991980324.UG.FTS.B, 28.98%, 3/11/25 .. 98 100
991980345.UG.FTS.B, 28.98%, 3/11/25 .. 244 51
991980616.UG.FTS.B, 28.98%, 3/11/25 .. 384 392
991980716.UG.FTS.B, 28.98%, 3/11/25 .. 1,159 1,184
991981032.UG.FTS.B, 28.98%, 3/11/25 .. 115 116
991982635.UG.FTS.B, 28.98%, 3/11/25 .. 493 503
991982793.UG.FTS.B, 28.98%, 3/11/25 .. 103 106
991984407.UG.FTS.B, 28.98%, 3/11/25 .. 192 196
991987352.UG.FTS.B, 28.98%, 3/11/25 .. 221 222
991987662.UG.FTS.B, 28.98%, 3/11/25 .. 88 11
991988510.UG.FTS.B, 28.98%, 3/11/25 .. 54 55
991988715.UG.FTS.B, 28.98%, 3/11/25 .. 60 60
991988726.UG.FTS.B, 28.98%, 3/11/25 .. 59 59
991988938.UG.FTS.B, 28.98%, 3/11/25 .. 193 40
991989952.UG.FTS.B, 28.98%, 3/11/25 .. 602 613
991990261.UG.FTS.B, 28.98%, 3/11/25 .. 251 254
991990977.UG.FTS.B, 28.98%, 3/11/25 .. 712 715
991991026.UG.FTS.B, 28.98%, 3/11/25 .. 1,053 1,076
991991544.UG.FTS.B, 28.98%, 3/11/25 .. 100 6
991991655.UG.FTS.B, 28.98%, 3/11/25 .. 12 12
991992687.UG.FTS.B, 28.98%, 3/11/25 .. 54 55
991993026.UG.FTS.B, 28.98%, 3/11/25 .. 28 28
991994826.UG.FTS.B, 28.98%, 3/11/25 .. 959 981
991995958.UG.FTS.B, 28.98%, 3/11/25 .. 271 270
991996600.UG.FTS.B, 28.98%, 3/11/25 .. 69 68
991997076.UG.FTS.B, 28.98%, 3/11/25 .. 33 29
991997912.UG.FTS.B, 28.98%, 3/11/25 .. 882 901
991999549.UG.FTS.B, 28.98%, 3/11/25 .. 488 498
992000296.UG.FTS.B, 28.98%, 3/11/25 .. 62 63
992000896.UG.FTS.B, 28.98%, 3/11/25 .. 248 253
992001193.UG.FTS.B, 28.98%, 3/11/25 .. 312 319
992001817.UG.FTS.B, 28.98%, 3/11/25 .. 59 60
992002219.UG.FTS.B, 28.98%, 3/11/25 .. 936 956
992002332.UG.FTS.B, 28.98%, 3/11/25 .. 2,937 3,002
992002435.UG.FTS.B, 28.98%, 3/11/25 .. 288 294
992005280.UG.FTS.B, 28.98%, 3/11/25 .. 222 226
992006640.UG.FTS.B, 28.98%, 3/11/25 .. 933 952
992009408.UG.FTS.B, 28.98%, 3/11/25 .. 383 391
992010693.UG.FTS.B, 28.98%, 3/11/25 .. 293 290
992011471.UG.FTS.B, 28.98%, 3/11/25 .. 939 955
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992011646.UG.FTS.B, 28.98%, 3/11/25 .. $ 3,354 $ 3,430
992011714.UG.FTS.B, 28.98%, 3/11/25 .. 197 200
992012544.UG.FTS.B, 28.98%, 3/11/25 .. 363 371
992014857.UG.FTS.B, 28.98%, 3/11/25 .. 297 (9)
992016038.UG.FTS.B, 28.98%, 3/11/25 .. 207 211
992016160.UG.FTS.B, 28.98%, 3/11/25 .. 40 40
992016171.UG.FTS.B, 28.98%, 3/11/25 .. 408 416
992016258.UG.FTS.B, 28.98%, 3/11/25 .. 591 604
992017561.UG.FTS.B, 28.98%, 3/11/25 .. 431 427
992017677.UG.FTS.B, 28.98%, 3/11/25 .. 357 365
992023183.UG.FTS.B, 28.98%, 3/11/25 .. 88 90
992023314.UG.FTS.B, 28.98%, 3/11/25 .. 534 545
992023534.UG.FTS.B, 28.98%, 3/11/25 .. 191 195
992024240.UG.FTS.B, 28.98%, 3/11/25 .. 148 103
992024405.UG.FTS.B, 28.98%, 3/11/25 .. 101 69
992024701.UG.FTS.B, 28.98%, 3/11/25 .. 76 77
992025436.UG.FTS.B, 28.98%, 3/11/25 .. 2,332 2,384
992025712.UG.FTS.B, 28.98%, 3/11/25 .. 237 242
992025823.UG.FTS.B, 28.98%, 3/11/25 .. 149 149
992025833.UG.FTS.B, 28.98%, 3/11/25 .. 83 84
992025839.UG.FTS.B, 28.98%, 3/11/25 .. 122 125
992025859.UG.FTS.B, 28.98%, 3/11/25 .. 165 169
992026566.UG.FTS.B, 28.98%, 3/11/25 .. 127 128
992027009.UG.FTS.B, 28.98%, 3/11/25 .. 52 52
992030460.UG.FTS.B, 28.98%, 3/11/25 .. 109 111
992031793.UG.FTS.B, 28.98%, 3/11/25 .. 50 50
992032835.UG.FTS.B, 28.98%, 3/11/25 .. 29 29
992034442.UG.FTS.B, 28.98%, 3/11/25 .. 1,136 1,147
992035137.UG.FTS.B, 28.98%, 3/11/25 .. 956 977
992037045.UG.FTS.B, 28.98%, 3/11/25 .. 652 661
992037099.UG.FTS.B, 28.98%, 3/11/25 .. 732 732
992037522.UG.FTS.B, 28.98%, 3/11/25 .. 458 466
992038711.UG.FTS.B, 28.98%, 3/11/25 .. 195 41
992040822.UG.FTS.B, 28.98%, 3/11/25 .. 1,078 1,102
992041798.UG.FTS.B, 28.98%, 3/11/25 .. 81 83
992046105.UG.FTS.B, 28.98%, 3/11/25 .. 19 20
992046466.UG.FTS.B, 28.98%, 3/11/25 .. 332 340
992046859.UG.FTS.B, 28.98%, 3/11/25 .. 325 332
992047309.UG.FTS.B, 28.98%, 3/11/25 .. 1,433 1,465
992047615.UG.FTS.B, 28.98%, 3/11/25 .. 1,910 1,953
992047829.UG.FTS.B, 28.98%, 3/11/25 .. 7,166 7,325
992048579.UG.FTS.B, 28.98%, 3/11/25 .. 304 311
992048986.UG.FTS.B, 28.98%, 3/11/25 .. 239 244
992051819.UG.FTS.B, 28.98%, 3/11/25 .. 99 99
992052408.UG.FTS.B, 28.98%, 3/11/25 .. 151 153
992053296.UG.FTS.B, 28.98%, 3/11/25 .. 800 816
992053324.UG.FTS.B, 28.98%, 3/11/25 .. 21 21
992053411.UG.FTS.B, 28.98%, 3/11/25 .. 53 54
992053675.UG.FTS.B, 28.98%, 3/11/25 .. 2,610 2,666
992053924.UG.FTS.B, 28.98%, 3/11/25 .. 213 26
992054259.UG.FTS.B, 28.98%, 3/11/25 .. 71 72
992056745.UG.FTS.B, 28.98%, 3/11/25 .. 3,819 3,904
992058151.UG.FTS.B, 28.98%, 3/11/25 .. 477 482
992058166.UG.FTS.B, 28.98%, 3/11/25 .. 379 387
992058413.UG.FTS.B, 28.98%, 3/11/25 .. 263 268
992059286.UG.FTS.B, 28.98%, 3/11/25 .. 228 231
992063791.UG.FTS.B, 28.98%, 3/11/25 .. 373 381
992066045.UG.FTS.B, 28.98%, 3/11/25 .. 1,144 1,170

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992066282.UG.FTS.B, 28.98%, 3/11/25 .. $ 708 $ 702
992070767.UG.FTS.B, 28.98%, 3/11/25 .. 49 50
992074959.UG.FTS.B, 28.98%, 3/11/25 .. 323 328
992076621.UG.FTS.B, 28.98%, 3/11/25 .. 107 110
992081943.UG.FTS.B, 28.98%, 3/11/25 .. 1,478 1,491
992083285.UG.FTS.B, 28.98%, 3/11/25 .. 70 71
992087191.UG.FTS.B, 28.98%, 3/11/25 .. 129 131
992089218.UG.FTS.B, 28.98%, 3/11/25 .. 6 6
992089935.UG.FTS.B, 28.98%, 3/11/25 .. 1,034 1,044
992092715.UG.FTS.B, 28.98%, 3/11/25 .. 356 364
992093149.UG.FTS.B, 28.98%, 3/11/25 .. 286 292
992093287.UG.FTS.B, 28.98%, 3/11/25 .. 2,845 2,868
992095939.UG.FTS.B, 28.98%, 3/11/25 .. 16 16
992097011.UG.FTS.B, 28.98%, 3/11/25 .. 152 153
992097729.UG.FTS.B, 28.98%, 3/11/25 .. 17 17
992099017.UG.FTS.B, 28.98%, 3/11/25 .. 48 48
992101346.UG.FTS.B, 28.98%, 3/11/25 .. 666 672
992103031.UG.FTS.B, 28.98%, 3/11/25 .. 668 682
992103102.UG.FTS.B, 28.98%, 3/11/25 .. 1,664 1,680
992104063.UG.FTS.B, 28.98%, 3/11/25 .. 71 55
992107143.UG.FTS.B, 28.98%, 3/11/25 .. 247 252
992108750.UG.FTS.B, 28.98%, 3/11/25 .. 105 107
992110301.UG.FTS.B, 28.98%, 3/11/25 .. 23 23
992114343.UG.FTS.B, 28.98%, 3/11/25 .. 8 7
992115693.UG.FTS.B, 28.98%, 3/11/25 .. 42 42
992120242.UG.FTS.B, 28.98%, 3/11/25 .. 32 32
992126188.UG.FTS.B, 28.98%, 3/11/25 .. 235 239
992126812.UG.FTS.B, 28.98%, 3/11/25 .. 249 251
992132545.UG.FTS.B, 28.98%, 3/11/25 .. 237 242
992133652.UG.FTS.B, 28.98%, 3/11/25 .. 130 131
992134748.UG.FTS.B, 28.98%, 3/11/25 .. 66 67
992135922.UG.FTS.B, 28.98%, 3/11/25 .. 17 17
992147858.UG.FTS.B, 28.98%, 3/11/25 .. 66 67
992148358.UG.FTS.B, 28.98%, 3/11/25 .. 232 234
992148737.UG.FTS.B, 28.98%, 3/11/25 .. 449 458
992151525.UG.FTS.B, 28.98%, 3/11/25 .. 37 37
992153664.UG.FTS.B, 28.98%, 3/11/25 .. 371 379
992153993.UG.FTS.B, 28.98%, 3/11/25 .. 117 120
992154044.UG.FTS.B, 28.98%, 3/11/25 .. 88 90
992155051.UG.FTS.B, 28.98%, 3/11/25 .. 379 387
992157584.UG.FTS.B, 28.98%, 3/11/25 .. 1,292 1,288
992157987.UG.FTS.B, 28.98%, 3/11/25 .. 471 481
992161362.UG.FTS.B, 28.98%, 3/11/25 .. 49 49
992164863.UG.FTS.B, 28.98%, 3/11/25 .. 203 207
992168518.UG.FTS.B, 28.98%, 3/11/25 .. 668 679
992169141.UG.FTS.B, 28.98%, 3/11/25 .. – –
992170038.UG.FTS.B, 28.98%, 3/11/25 .. 55 55
992170854.UG.FTS.B, 28.98%, 3/11/25 .. 100 102
992171424.UG.FTS.B, 28.98%, 3/11/25 .. 65 66
992181823.UG.FTS.B, 28.98%, 3/11/25 .. 467 471
992182107.UG.FTS.B, 28.98%, 3/11/25 .. 442 446
992187497.UG.FTS.B, 28.98%, 3/11/25 .. 371 374
992188805.UG.FTS.B, 28.98%, 3/11/25 .. 235 237
992190531.UG.FTS.B, 28.98%, 3/11/25 .. 1,887 1,904
992191711.UG.FTS.B, 28.98%, 3/11/25 .. 317 320
992197157.UG.FTS.B, 28.98%, 3/11/25 .. 82 84
992200196.UG.FTS.B, 28.98%, 3/11/25 .. 33 34
992201272.UG.FTS.B, 28.98%, 3/11/25 .. 93 94
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992203919.UG.FTS.B, 28.98%, 3/11/25 .. $ 96 $ 97
992203943.UG.FTS.B, 28.98%, 3/11/25 .. 28 28
992208167.UG.FTS.B, 28.98%, 3/11/25 .. 103 105
992212028.UG.FTS.B, 28.98%, 3/11/25 .. 379 382
992213178.UG.FTS.B, 28.98%, 3/11/25 .. 11 11
992218006.UG.FTS.B, 28.98%, 3/11/25 .. 188 190
992222254.UG.FTS.B, 28.98%, 3/11/25 .. 192 192
992226073.UG.FTS.B, 28.98%, 3/11/25 .. 90 92
992228026.UG.FTS.B, 28.98%, 3/11/25 .. 611 614
992230651.UG.FTS.B, 28.98%, 3/11/25 .. 22 23
992233151.UG.FTS.B, 28.98%, 3/11/25 .. 99 99
992233251.UG.FTS.B, 28.98%, 3/11/25 .. 17 17
992234253.UG.FTS.B, 28.98%, 3/11/25 .. 148 147
992238338.UG.FTS.B, 28.98%, 3/11/25 .. 160 161
992238365.UG.FTS.B, 28.98%, 3/11/25 .. 720 724
992239074.UG.FTS.B, 28.98%, 3/11/25 .. 187 189
992239076.UG.FTS.B, 28.98%, 3/11/25 .. 469 473
992239900.UG.FTS.B, 28.98%, 3/11/25 .. 107 107
992244427.UG.FTS.B, 28.98%, 3/11/25 .. 186 187
992248314.UG.FTS.B, 28.98%, 3/11/25 .. 470 474
991969318.UG.FTS.B, 29.45%, 3/11/25 .. 57 56
991978660.UG.FTS.B, 29.45%, 3/11/25 .. 7,186 7,344
991995404.UG.FTS.B, 29.45%, 3/11/25 .. 190 194
992027450.UG.FTS.B, 29.45%, 3/11/25 .. 138 141
992029745.UG.FTS.B, 29.45%, 3/11/25 .. 111 113
992033356.UG.FTS.B, 29.45%, 3/11/25 .. 249 255
992046823.UG.FTS.B, 29.45%, 3/11/25 .. 14 14
992199894.UG.FTS.B, 29.45%, 3/11/25 .. 291 294
992206165.UG.FTS.B, 29.45%, 3/11/25 .. 215 216
991963425.UG.FTS.B, 29.46%, 3/11/25 .. 2,123 2,165
991967797.UG.FTS.B, 29.46%, 3/11/25 .. 72 71
991968571.UG.FTS.B, 29.46%, 3/11/25 .. 668 671
991968800.UG.FTS.B, 29.46%, 3/11/25 .. 2 2
991971296.UG.FTS.B, 29.46%, 3/11/25 .. 77 5
991972979.UG.FTS.B, 29.46%, 3/11/25 .. 41 41
991980888.UG.FTS.B, 29.46%, 3/11/25 .. 698 709
991988255.UG.FTS.B, 29.46%, 3/11/25 .. 321 327
991991096.UG.FTS.B, 29.46%, 3/11/25 .. 350 357
991993331.UG.FTS.B, 29.46%, 3/11/25 .. 400 405
992006452.UG.FTS.B, 29.46%, 3/11/25 .. 680 693
992012068.UG.FTS.B, 29.46%, 3/11/25 .. 6 6
992016430.UG.FTS.B, 29.46%, 3/11/25 .. 598 590
992018601.UG.FTS.B, 29.46%, 3/11/25 .. 95 96
992024385.UG.FTS.B, 29.46%, 3/11/25 .. 151 152
992025413.UG.FTS.B, 29.46%, 3/11/25 .. 458 468
992032333.UG.FTS.B, 29.46%, 3/11/25 .. 29 5
992033511.UG.FTS.B, 29.46%, 3/11/25 .. 56 57
992044734.UG.FTS.B, 29.46%, 3/11/25 .. 344 346
992052877.UG.FTS.B, 29.46%, 3/11/25 .. 65 65
992073020.UG.FTS.B, 29.46%, 3/11/25 .. 257 261
992079289.UG.FTS.B, 29.46%, 3/11/25 .. 1,083 1,093
992120587.UG.FTS.B, 29.46%, 3/11/25 .. 257 262
992131978.UG.FTS.B, 29.46%, 3/11/25 .. 25 25
992135813.UG.FTS.B, 29.46%, 3/11/25 .. 8 8
992154627.UG.FTS.B, 29.46%, 3/11/25 .. 289 289
992158845.UG.FTS.B, 29.46%, 3/11/25 .. 516 525
992175894.UG.FTS.B, 29.46%, 3/11/25 .. 40 6
992177585.UG.FTS.B, 29.46%, 3/11/25 .. 567 578

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992201881.UG.FTS.B, 29.46%, 3/11/25 .. $ 401 $ 401
991967614.UG.FTS.B, 29.47%, 3/11/25 .. 291 297
991971148.UG.FTS.B, 29.47%, 3/11/25 .. 1,155 1,171
991971261.UG.FTS.B, 29.47%, 3/11/25 .. 24 24
991974316.UG.FTS.B, 29.47%, 3/11/25 .. 62 62
991974470.UG.FTS.B, 29.47%, 3/11/25 .. 18 18
991984009.UG.FTS.B, 29.47%, 3/11/25 .. 691 704
991990345.UG.FTS.B, 29.47%, 3/11/25 .. 52 52
991991818.UG.FTS.B, 29.47%, 3/11/25 .. 143 145
992011703.UG.FTS.B, 29.47%, 3/11/25 .. 269 273
992013511.UG.FTS.B, 29.47%, 3/11/25 .. 102 104
992017890.UG.FTS.B, 29.47%, 3/11/25 .. 283 289
992023663.UG.FTS.B, 29.47%, 3/11/25 .. 520 158
992024797.UG.FTS.B, 29.47%, 3/11/25 .. 96 29
992030032.UG.FTS.B, 29.47%, 3/11/25 .. 30 30
992052709.UG.FTS.B, 29.47%, 3/11/25 .. 290 292
992053435.UG.FTS.B, 29.47%, 3/11/25 .. 89 90
992055451.UG.FTS.B, 29.47%, 3/11/25 .. 256 171
992100125.UG.FTS.B, 29.47%, 3/11/25 .. 481 486
992144245.UG.FTS.B, 29.47%, 3/11/25 .. 658 140
992150495.UG.FTS.B, 29.47%, 3/11/25 .. 9 9
992175153.UG.FTS.B, 29.47%, 3/11/25 .. 70 71
992214422.UG.FTS.B, 29.47%, 3/11/25 .. 179 179
992216774.UG.FTS.B, 29.47%, 3/11/25 .. 471 473
991964138.UG.FTS.B, 29.48%, 3/11/25 .. – –
991967374.UG.FTS.B, 29.48%, 3/11/25 .. 312 318
991980731.UG.FTS.B, 29.48%, 3/11/25 .. 152 154
991983286.UG.FTS.B, 29.48%, 3/11/25 .. 214 217
992029150.UG.FTS.B, 29.48%, 3/11/25 .. 203 207
992031802.UG.FTS.B, 29.48%, 3/11/25 .. 39 38
992035549.UG.FTS.B, 29.48%, 3/11/25 .. 98 22
992053151.UG.FTS.B, 29.48%, 3/11/25 .. 398 391
992063913.UG.FTS.B, 29.48%, 3/11/25 .. 450 458
992070566.UG.FTS.B, 29.48%, 3/11/25 .. 381 388
992072427.UG.FTS.B, 29.48%, 3/11/25 .. 1,097 1,086
992110695.UG.FTS.B, 29.48%, 3/11/25 .. 124 124
992120325.UG.FTS.B, 29.48%, 3/11/25 .. 0 0
992161569.UG.FTS.B, 29.48%, 3/11/25 .. 6 6
992184719.UG.FTS.B, 29.48%, 3/11/25 .. 149 149
992190459.UG.FTS.B, 29.48%, 3/11/25 .. 208 44
992190477.UG.FTS.B, 29.48%, 3/11/25 .. 91 89
992211158.UG.FTS.B, 29.48%, 3/11/25 ... 101 7
992221163.UG.FTS.B, 29.48%, 3/11/25 .. 41 41
992247316.UG.FTS.B, 29.48%, 3/11/25 .. 412 410
991964312.UG.FTS.B, 29.49%, 3/11/25 .. 578 580
991964812.UG.FTS.B, 29.49%, 3/11/25 .. 1,238 1,263
991965161.UG.FTS.B, 29.49%, 3/11/25 .. 62 61
991965941.UG.FTS.B, 29.49%, 3/11/25 .. 241 246
991966429.UG.FTS.B, 29.49%, 3/11/25 .. 94 96
991966840.UG.FTS.B, 29.49%, 3/11/25 .. 641 651
991966882.UG.FTS.B, 29.49%, 3/11/25 .. 128 130
991967022.UG.FTS.B, 29.49%, 3/11/25 .. 551 554
991967066.UG.FTS.B, 29.49%, 3/11/25 .. 109 111
991967604.UG.FTS.B, 29.49%, 3/11/25 .. 114 117
991967623.UG.FTS.B, 29.49%, 3/11/25 .. 198 201
991967652.UG.FTS.B, 29.49%, 3/11/25 .. 86 87
991967768.UG.FTS.B, 29.49%, 3/11/25 .. 12 12
991967839.UG.FTS.B, 29.49%, 3/11/25 .. 54 54
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991967842.UG.FTS.B, 29.49%, 3/11/25 .. $ 50 $ 3
991969491.UG.FTS.B, 29.49%, 3/11/25 .. 843 841
991969594.UG.FTS.B, 29.49%, 3/11/25 .. 126 125
991969874.UG.FTS.B, 29.49%, 3/11/25 .. 566 577
991970083.UG.FTS.B, 29.49%, 3/11/25 .. 151 153
991970299.UG.FTS.B, 29.49%, 3/11/25 .. 108 109
991970537.UG.FTS.B, 29.49%, 3/11/25 .. 45 45
991971173.UG.FTS.B, 29.49%, 3/11/25 .. 373 263
991973725.UG.FTS.B, 29.49%, 3/11/25 .. 950 948
991974345.UG.FTS.B, 29.49%, 3/11/25 .. 42 42
991976864.UG.FTS.B, 29.49%, 3/11/25 .. 466 474
991978237.UG.FTS.B, 29.49%, 3/11/25 .. 2,596 2,638
991978479.UG.FTS.B, 29.49%, 3/11/25 .. 274 280
991979745.UG.FTS.B, 29.49%, 3/11/25 .. 786 794
991980333.UG.FTS.B, 29.49%, 3/11/25 .. 424 423
991980877.UG.FTS.B, 29.49%, 3/11/25 .. 73 74
991981214.UG.FTS.B, 29.49%, 3/11/25 .. 130 132
991981233.UG.FTS.B, 29.49%, 3/11/25 .. 169 168
991981426.UG.FTS.B, 29.49%, 3/11/25 .. 153 33
991982204.UG.FTS.B, 29.49%, 3/11/25 .. 137 9
991982514.UG.FTS.B, 29.49%, 3/11/25 .. 290 296
991983055.UG.FTS.B, 29.49%, 3/11/25 .. 562 574
991983111.UG.FTS.B, 29.49%, 3/11/25 ... 26 25
991983215.UG.FTS.B, 29.49%, 3/11/25 .. 72 58
991983636.UG.FTS.B, 29.49%, 3/11/25 .. 693 683
991983781.UG.FTS.B, 29.49%, 3/11/25 .. 15 15
991983789.UG.FTS.B, 29.49%, 3/11/25 .. 302 308
991984234.UG.FTS.B, 29.49%, 3/11/25 .. 133 134
991985086.UG.FTS.B, 29.49%, 3/11/25 .. 144 147
991986455.UG.FTS.B, 29.49%, 3/11/25 .. 36 36
991986897.UG.FTS.B, 29.49%, 3/11/25 .. 61 61
991987079.UG.FTS.B, 29.49%, 3/11/25 .. 208 210
991987139.UG.FTS.B, 29.49%, 3/11/25 .. 10 10
991987180.UG.FTS.B, 29.49%, 3/11/25 .. 216 217
991987414.UG.FTS.B, 29.49%, 3/11/25 .. 1,047 1,056
991988975.UG.FTS.B, 29.49%, 3/11/25 .. 92 93
991989388.UG.FTS.B, 29.49%, 3/11/25 .. 71 72
991989623.UG.FTS.B, 29.49%, 3/11/25 .. 60 59
991989746.UG.FTS.B, 29.49%, 3/11/25 .. 121 123
991992049.UG.FTS.B, 29.49%, 3/11/25 .. 42 41
991992147.UG.FTS.B, 29.49%, 3/11/25 .. 891 876
991994105.UG.FTS.B, 29.49%, 3/11/25 .. 286 291
991994959.UG.FTS.B, 29.49%, 3/11/25 .. 2,882 2,938
991995847.UG.FTS.B, 29.49%, 3/11/25 .. 95 96
991995980.UG.FTS.B, 29.49%, 3/11/25 .. 385 391
991997168.UG.FTS.B, 29.49%, 3/11/25 .. 16 16
991998489.UG.FTS.B, 29.49%, 3/11/25 .. 311 316
991998656.UG.FTS.B, 29.49%, 3/11/25 .. 221 (8)
991999266.UG.FTS.B, 29.49%, 3/11/25 .. 30 30
991999480.UG.FTS.B, 29.49%, 3/11/25 .. 22 22
992000864.UG.FTS.B, 29.49%, 3/11/25 .. 1,216 1,194
992001512.UG.FTS.B, 29.49%, 3/11/25 .. 76 75
992003237.UG.FTS.B, 29.49%, 3/11/25 .. 852 855
992003525.UG.FTS.B, 29.49%, 3/11/25 .. 0 0
992004036.UG.FTS.B, 29.49%, 3/11/25 .. 2,329 2,342
992004454.UG.FTS.B, 29.49%, 3/11/25 .. 384 392
992004566.UG.FTS.B, 29.49%, 3/11/25 .. 552 558
992005349.UG.FTS.B, 29.49%, 3/11/25 .. 344 351

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992006013.UG.FTS.B, 29.49%, 3/11/25 .. $ 574 $ 584
992007643.UG.FTS.B, 29.49%, 3/11/25 .. 8 8
992007891.UG.FTS.B, 29.49%, 3/11/25 .. 193 197
992008129.UG.FTS.B, 29.49%, 3/11/25 .. 142 144
992008224.UG.FTS.B, 29.49%, 3/11/25 .. 2,386 2,445
992008396.UG.FTS.B, 29.49%, 3/11/25 .. 21 21
992011020.UG.FTS.B, 29.49%, 3/11/25 .. 161 165
992013339.UG.FTS.B, 29.49%, 3/11/25 .. 301 297
992014054.UG.FTS.B, 29.49%, 3/11/25 .. 8 8
992014519.UG.FTS.B, 29.49%, 3/11/25 .. 115 117
992015608.UG.FTS.B, 29.49%, 3/11/25 .. 62 63
992016059.UG.FTS.B, 29.49%, 3/11/25 .. 245 250
992016432.UG.FTS.B, 29.49%, 3/11/25 .. 13 13
992016950.UG.FTS.B, 29.49%, 3/11/25 .. 43 43
992018739.UG.FTS.B, 29.49%, 3/11/25 .. 492 500
992019065.UG.FTS.B, 29.49%, 3/11/25 .. 118 120
992019770.UG.FTS.B, 29.49%, 3/11/25 .. 414 422
992020484.UG.FTS.B, 29.49%, 3/11/25 .. 503 501
992021917.UG.FTS.B, 29.49%, 3/11/25 .. 814 828
992024970.UG.FTS.B, 29.49%, 3/11/25 .. 2,674 2,728
992025121.UG.FTS.B, 29.49%, 3/11/25 .. 199 202
992025324.UG.FTS.B, 29.49%, 3/11/25 .. 43 (1)
992025369.UG.FTS.B, 29.49%, 3/11/25 .. 109 111
992026503.UG.FTS.B, 29.49%, 3/11/25 .. 140 142
992027348.UG.FTS.B, 29.49%, 3/11/25 .. 123 125
992028689.UG.FTS.B, 29.49%, 3/11/25 .. 138 140
992028716.UG.FTS.B, 29.49%, 3/11/25 .. 511 508
992028979.UG.FTS.B, 29.49%, 3/11/25 .. 93 6
992029546.UG.FTS.B, 29.49%, 3/11/25 .. 2,700 2,716
992029549.UG.FTS.B, 29.49%, 3/11/25 .. 177 180
992030220.UG.FTS.B, 29.49%, 3/11/25 .. 30 30
992030257.UG.FTS.B, 29.49%, 3/11/25 .. 705 714
992030368.UG.FTS.B, 29.49%, 3/11/25 .. 29 29
992030992.UG.FTS.B, 29.49%, 3/11/25 .. 71 72
992031704.UG.FTS.B, 29.49%, 3/11/25 .. 50 43
992031897.UG.FTS.B, 29.49%, 3/11/25 .. 56 56
992032851.UG.FTS.B, 29.49%, 3/11/25 .. 1,491 1,522
992033132.UG.FTS.B, 29.49%, 3/11/25 .. 775 770
992033203.UG.FTS.B, 29.49%, 3/11/25 .. 420 426
992035063.UG.FTS.B, 29.49%, 3/11/25 .. 504 511
992036479.UG.FTS.B, 29.49%, 3/11/25 .. 341 348
992037631.UG.FTS.B, 29.49%, 3/11/25 .. 167 171
992038954.UG.FTS.B, 29.49%, 3/11/25 .. 2,007 2,049
992039016.UG.FTS.B, 29.49%, 3/11/25 .. 144 142
992039599.UG.FTS.B, 29.49%, 3/11/25 .. 957 977
992040296.UG.FTS.B, 29.49%, 3/11/25 .. 97 98
992041616.UG.FTS.B, 29.49%, 3/11/25 .. 119 (4)
992042153.UG.FTS.B, 29.49%, 3/11/25 .. 161 (5)
992042561.UG.FTS.B, 29.49%, 3/11/25 .. 82 83
992042905.UG.FTS.B, 29.49%, 3/11/25 .. 11 11
992042951.UG.FTS.B, 29.49%, 3/11/25 .. 64 64
992042978.UG.FTS.B, 29.49%, 3/11/25 .. 52 52
992043569.UG.FTS.B, 29.49%, 3/11/25 .. 92 6
992043880.UG.FTS.B, 29.49%, 3/11/25 .. 98 100
992044624.UG.FTS.B, 29.49%, 3/11/25 .. 28 28
992044810.UG.FTS.B, 29.49%, 3/11/25 .. 59 59
992045986.UG.FTS.B, 29.49%, 3/11/25 .. 44 44
992046940.UG.FTS.B, 29.49%, 3/11/25 .. 1,123 1,105
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992047411.UG.FTS.B, 29.49%, 3/11/25 .. $ 3,809 $ 3,821
992050520.UG.FTS.B, 29.49%, 3/11/25 .. 58 17
992051522.UG.FTS.B, 29.49%, 3/11/25 .. 293 298
992055177.UG.FTS.B, 29.49%, 3/11/25 .. 1,575 1,594
992055369.UG.FTS.B, 29.49%, 3/11/25 .. 185 40
992055529.UG.FTS.B, 29.49%, 3/11/25 .. 18 18
992055567.UG.FTS.B, 29.49%, 3/11/25 .. – –
992057294.UG.FTS.B, 29.49%, 3/11/25 .. 1,247 1,229
992057995.UG.FTS.B, 29.49%, 3/11/25 .. 1,200 (37)
992058908.UG.FTS.B, 29.49%, 3/11/25 .. 97 99
992059696.UG.FTS.B, 29.49%, 3/11/25 .. 29 11
992061521.UG.FTS.B, 29.49%, 3/11/25 .. 27 27
992062901.UG.FTS.B, 29.49%, 3/11/25 .. 107 73
992063408.UG.FTS.B, 29.49%, 3/11/25 .. 84 85
992064576.UG.FTS.B, 29.49%, 3/11/25 .. 118 118
992064841.UG.FTS.B, 29.49%, 3/11/25 .. 80 81
992064908.UG.FTS.B, 29.49%, 3/11/25 .. 33 33
992065120.UG.FTS.B, 29.49%, 3/11/25 .. 12 12
992065664.UG.FTS.B, 29.49%, 3/11/25 .. 2,084 2,127
992066264.UG.FTS.B, 29.49%, 3/11/25 .. 564 575
992069774.UG.FTS.B, 29.49%, 3/11/25 .. 126 128
992070868.UG.FTS.B, 29.49%, 3/11/25 .. 51 51
992071400.UG.FTS.B, 29.49%, 3/11/25 .. 766 775
992073094.UG.FTS.B, 29.49%, 3/11/25 .. 5 5
992073177.UG.FTS.B, 29.49%, 3/11/25 .. 55 55
992073550.UG.FTS.B, 29.49%, 3/11/25 .. 270 274
992074666.UG.FTS.B, 29.49%, 3/11/25 .. 143 144
992075062.UG.FTS.B, 29.49%, 3/11/25 .. 22 22
992077305.UG.FTS.B, 29.49%, 3/11/25 .. 75 19
992077375.UG.FTS.B, 29.49%, 3/11/25 .. 89 90
992079117.UG.FTS.B, 29.49%, 3/11/25 .. 13 13
992081049.UG.FTS.B, 29.49%, 3/11/25 .. 214 218
992082069.UG.FTS.B, 29.49%, 3/11/25 .. 137 140
992082171.UG.FTS.B, 29.49%, 3/11/25 .. 487 496
992083964.UG.FTS.B, 29.49%, 3/11/25 .. 112 114
992084727.UG.FTS.B, 29.49%, 3/11/25 .. 266 272
992085469.UG.FTS.B, 29.49%, 3/11/25 .. 437 445
992086252.UG.FTS.B, 29.49%, 3/11/25 .. 243 248
992086659.UG.FTS.B, 29.49%, 3/11/25 .. 57 46
992086896.UG.FTS.B, 29.49%, 3/11/25 .. 93 94
992087243.UG.FTS.B, 29.49%, 3/11/25 .. 291 296
992088267.UG.FTS.B, 29.49%, 3/11/25 .. 86 87
992088861.UG.FTS.B, 29.49%, 3/11/25 .. 247 252
992093406.UG.FTS.B, 29.49%, 3/11/25 .. 740 46
992093475.UG.FTS.B, 29.49%, 3/11/25 .. 5 5
992093860.UG.FTS.B, 29.49%, 3/11/25 .. 226 223
992094380.UG.FTS.B, 29.49%, 3/11/25 .. 45 46
992096737.UG.FTS.B, 29.49%, 3/11/25 .. 19 19
992097959.UG.FTS.B, 29.49%, 3/11/25 .. 18 18
992099410.UG.FTS.B, 29.49%, 3/11/25 .. 39 40
992099646.UG.FTS.B, 29.49%, 3/11/25 .. 39 39
992102192.UG.FTS.B, 29.49%, 3/11/25 .. 970 206
992102225.UG.FTS.B, 29.49%, 3/11/25 .. 93 94
992102278.UG.FTS.B, 29.49%, 3/11/25 .. 61 62
992102652.UG.FTS.B, 29.49%, 3/11/25 .. 64 64
992102686.UG.FTS.B, 29.49%, 3/11/25 .. 238 242
992103100.UG.FTS.B, 29.49%, 3/11/25 .. 318 20
992106840.UG.FTS.B, 29.49%, 3/11/25 .. 48 48

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992106984.UG.FTS.B, 29.49%, 3/11/25 .. $ 280 $ 285
992107551.UG.FTS.B, 29.49%, 3/11/25 .. 619 630
992107714.UG.FTS.B, 29.49%, 3/11/25 .. 66 66
992109311.UG.FTS.B, 29.49%, 3/11/25 .. 367 374
992109997.UG.FTS.B, 29.49%, 3/11/25 .. 1,967 1,942
992110522.UG.FTS.B, 29.49%, 3/11/25 .. 242 163
992111302.UG.FTS.B, 29.49%, 3/11/25 ... 79 79
992112398.UG.FTS.B, 29.49%, 3/11/25 .. 190 194
992118598.UG.FTS.B, 29.49%, 3/11/25 .. 556 543
992119715.UG.FTS.B, 29.49%, 3/11/25 .. 46 46
992119851.UG.FTS.B, 29.49%, 3/11/25 .. 8 8
992121347.UG.FTS.B, 29.49%, 3/11/25 .. 86 86
992123707.UG.FTS.B, 29.49%, 3/11/25 .. 1,895 1,911
992124170.UG.FTS.B, 29.49%, 3/11/25 .. 33 33
992124608.UG.FTS.B, 29.49%, 3/11/25 .. 11 11
992124757.UG.FTS.B, 29.49%, 3/11/25 .. 50 50
992125347.UG.FTS.B, 29.49%, 3/11/25 .. 153 152
992125765.UG.FTS.B, 29.49%, 3/11/25 .. 99 101
992126616.UG.FTS.B, 29.49%, 3/11/25 .. 437 440
992127255.UG.FTS.B, 29.49%, 3/11/25 .. 7 7
992127691.UG.FTS.B, 29.49%, 3/11/25 .. 901 919
992130659.UG.FTS.B, 29.49%, 3/11/25 .. 158 19
992131355.UG.FTS.B, 29.49%, 3/11/25 .. 308 309
992133704.UG.FTS.B, 29.49%, 3/11/25 .. 0 0
992134303.UG.FTS.B, 29.49%, 3/11/25 .. 31 31
992134379.UG.FTS.B, 29.49%, 3/11/25 .. 1,337 1,361
992139805.UG.FTS.B, 29.49%, 3/11/25 .. 35 36
992141694.UG.FTS.B, 29.49%, 3/11/25 .. 37 37
992151561.UG.FTS.B, 29.49%, 3/11/25 .. 84 85
992151581.UG.FTS.B, 29.49%, 3/11/25 .. 90 91
992157316.UG.FTS.B, 29.49%, 3/11/25 .. 374 382
992158017.UG.FTS.B, 29.49%, 3/11/25 .. 474 482
992158330.UG.FTS.B, 29.49%, 3/11/25 .. 267 179
992158535.UG.FTS.B, 29.49%, 3/11/25 .. 93 95
992162324.UG.FTS.B, 29.49%, 3/11/25 .. 14 14
992165364.UG.FTS.B, 29.49%, 3/11/25 .. 50 50
992169027.UG.FTS.B, 29.49%, 3/11/25 .. 332 334
992170616.UG.FTS.B, 29.49%, 3/11/25 .. 343 343
992172061.UG.FTS.B, 29.49%, 3/11/25 .. 194 195
992172288.UG.FTS.B, 29.49%, 3/11/25 .. 14 14
992175864.UG.FTS.B, 29.49%, 3/11/25 .. 60 61
992175925.UG.FTS.B, 29.49%, 3/11/25 .. 27 28
992176883.UG.FTS.B, 29.49%, 3/11/25 .. 370 371
992179156.UG.FTS.B, 29.49%, 3/11/25 .. 80 81
992179823.UG.FTS.B, 29.49%, 3/11/25 .. 184 181
992184768.UG.FTS.B, 29.49%, 3/11/25 .. 6 6
992186386.UG.FTS.B, 29.49%, 3/11/25 .. 472 474
992186812.UG.FTS.B, 29.49%, 3/11/25 .. 26 26
992188521.UG.FTS.B, 29.49%, 3/11/25 .. 429 431
992192182.UG.FTS.B, 29.49%, 3/11/25 .. 176 173
992195040.UG.FTS.B, 29.49%, 3/11/25 .. 149 149
992196015.UG.FTS.B, 29.49%, 3/11/25 .. 3,401 711
992202400.UG.FTS.B, 29.49%, 3/11/25 .. 179 179
992203606.UG.FTS.B, 29.49%, 3/11/25 .. 203 203
992208434.UG.FTS.B, 29.49%, 3/11/25 .. 113 112
992217449.UG.FTS.B, 29.49%, 3/11/25 .. 141 141
992217583.UG.FTS.B, 29.49%, 3/11/25 .. 180 181
992217835.UG.FTS.B, 29.49%, 3/11/25 .. 283 285
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992217989.UG.FTS.B, 29.49%, 3/11/25 .. $ 2,637 $ 2,648
992225112.UG.FTS.B, 29.49%, 3/11/25 .. 239 236
992225353.UG.FTS.B, 29.49%, 3/11/25 .. 936 942
992228990.UG.FTS.B, 29.49%, 3/11/25 .. 305 308
992231055.UG.FTS.B, 29.49%, 3/11/25 .. 17 17
992231517.UG.FTS.B, 29.49%, 3/11/25 .. 11 11
992234112.UG.FTS.B, 29.49%, 3/11/25 .. 12 12
992234365.UG.FTS.B, 29.49%, 3/11/25 .. 184 185
992235755.UG.FTS.B, 29.49%, 3/11/25 .. 238 239
992235769.UG.FTS.B, 29.49%, 3/11/25 .. 149 150
992237775.UG.FTS.B, 29.49%, 3/11/25 .. 995 981
992238243.UG.FTS.B, 29.49%, 3/11/25 .. 1,647 1,634
992242925.UG.FTS.B, 29.49%, 3/11/25 .. 115 116
992243350.UG.FTS.B, 29.49%, 3/11/25 .. 10 9
992245901.UG.FTS.B, 29.49%, 3/11/25 .. 10 6
992246111.UG.FTS.B, 29.49%, 3/11/25 ... 34 34
992247944.UG.FTS.B, 29.49%, 3/11/25 .. 188 189
992248004.UG.FTS.B, 29.49%, 3/11/25 .. 1,409 1,418
991985234.UG.FTS.B, Zero Cpn, 3/12/25 . 530 –
991974684.UG.FTS.B, 19.99%, 3/12/25 .. 171 174
991977315.UG.FTS.B, 19.99%, 3/12/25 .. 11 11
991978056.UG.FTS.B, 19.99%, 3/12/25 .. 26 26
991979255.UG.FTS.B, 19.99%, 3/12/25 .. 33 34
991980205.UG.FTS.B, 19.99%, 3/12/25 .. 35 35
991980323.UG.FTS.B, 19.99%, 3/12/25 .. 27 28
991982156.UG.FTS.B, 19.99%, 3/12/25 .. 44 43
991984521.UG.FTS.B, 19.99%, 3/12/25 .. 790 808
991986121.UG.FTS.B, 19.99%, 3/12/25 .. 1,989 2,034
991986579.UG.FTS.B, 19.99%, 3/12/25 .. 2,659 2,673
991987773.UG.FTS.B, 19.99%, 3/12/25 .. 4,758 4,868
991990312.UG.FTS.B, 19.99%, 3/12/25 .. 1,795 1,836
991990562.UG.FTS.B, 19.99%, 3/12/25 .. 283 290
991991077.UG.FTS.B, 19.99%, 3/12/25 .. 144 148
991991922.UG.FTS.B, 19.99%, 3/12/25 .. 281 280
991992249.UG.FTS.B, 19.99%, 3/12/25 .. 3,977 4,067
991993356.UG.FTS.B, 19.99%, 3/12/25 .. 2,577 2,569
991993747.UG.FTS.B, 19.99%, 3/12/25 .. 237 242
991996094.UG.FTS.B, 19.99%, 3/12/25 .. 343 350
991998238.UG.FTS.B, 19.99%, 3/12/25 .. 5,338 5,381
991999661.UG.FTS.B, 19.99%, 3/12/25 .. 604 618
992005242.UG.FTS.B, 19.99%, 3/12/25 .. 373 381
992005754.UG.FTS.B, 19.99%, 3/12/25 .. 8 7
992005775.UG.FTS.B, 19.99%, 3/12/25 .. 80 80
992005951.UG.FTS.B, 19.99%, 3/12/25 .. 1,071 1,095
992017079.UG.FTS.B, 19.99%, 3/12/25 .. 149 152
992018014.UG.FTS.B, 19.99%, 3/12/25 .. 120 24
992023200.UG.FTS.B, 19.99%, 3/12/25 .. 568 580
992027504.UG.FTS.B, 19.99%, 3/12/25 .. 68 69
992043802.UG.FTS.B, 19.99%, 3/12/25 .. 321 318
992050710.UG.FTS.B, 19.99%, 3/12/25 .. 15 15
992052864.UG.FTS.B, 19.99%, 3/12/25 .. 656 658
992053591.UG.FTS.B, 19.99%, 3/12/25 .. 101 103
992059475.UG.FTS.B, 19.99%, 3/12/25 .. 408 417
992074963.UG.FTS.B, 19.99%, 3/12/25 .. 135 137
992081055.UG.FTS.B, 19.99%, 3/12/25 .. 106 108
992084409.UG.FTS.B, 19.99%, 3/12/25 .. 43 43
992090984.UG.FTS.B, 19.99%, 3/12/25 .. 942 964
992099965.UG.FTS.B, 19.99%, 3/12/25 .. 25 25

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992101937.UG.FTS.B, 19.99%, 3/12/25 .. $ 84 $ 85
992110841.UG.FTS.B, 19.99%, 3/12/25 .. 1,308 1,333
992113420.UG.FTS.B, 19.99%, 3/12/25 .. 231 234
992117451.UG.FTS.B, 19.99%, 3/12/25 .. 127 130
992117671.UG.FTS.B, 19.99%, 3/12/25 .. 654 659
992119484.UG.FTS.B, 19.99%, 3/12/25 .. 941 962
992138207.UG.FTS.B, 19.99%, 3/12/25 .. 70 71
992145911.UG.FTS.B, 19.99%, 3/12/25 .. 78 79
992160360.UG.FTS.B, 19.99%, 3/12/25 .. 56 57
992173048.UG.FTS.B, 19.99%, 3/12/25 .. 25 25
992177562.UG.FTS.B, 19.99%, 3/12/25 .. 2,157 2,205
992182530.UG.FTS.B, 19.99%, 3/12/25 .. 263 266
992185573.UG.FTS.B, 19.99%, 3/12/25 .. 562 575
992189890.UG.FTS.B, 19.99%, 3/12/25 .. 187 189
992195358.UG.FTS.B, 19.99%, 3/12/25 .. 28 28
992196780.UG.FTS.B, 19.99%, 3/12/25 .. 307 309
992213000.UG.FTS.B, 19.99%, 3/12/25 .. 121 120
992226748.UG.FTS.B, 19.99%, 3/12/25 .. 16 16
992238254.UG.FTS.B, 19.99%, 3/12/25 .. 607 613
992250535.UG.FTS.B, 19.99%, 3/12/25 .. 109 112
991984392.UG.FTS.B, 25.94%, 3/12/25 .. 3,793 3,843
992007306.UG.FTS.B, 25.94%, 3/12/25 .. 21 22
991990658.UG.FTS.B, 25.95%, 3/12/25 .. 1,833 1,856
991994071.UG.FTS.B, 25.95%, 3/12/25 .. 2,781 2,817
991994884.UG.FTS.B, 25.95%, 3/12/25 .. 7,318 510
991995347.UG.FTS.B, 25.95%, 3/12/25 .. 1,435 1,455
991993934.UG.FTS.B, 26.94%, 3/12/25 .. 1,916 1,942
991995259.UG.FTS.B, 26.94%, 3/12/25 .. 2,630 2,666
991995361.UG.FTS.B, 26.94%, 3/12/25 .. 2,382 2,414
991995390.UG.FTS.B, 26.94%, 3/12/25 .. 1,437 1,456
991995550.UG.FTS.B, 26.94%, 3/12/25 .. 1,916 1,942
992031773.UG.FTS.B, 26.94%, 3/12/25 .. 472 471
992069949.UG.FTS.B, 26.94%, 3/12/25 .. 154 156
992162223.UG.FTS.B, 26.94%, 3/12/25 .. 468 474
992166194.UG.FTS.B, 26.94%, 3/12/25 .. 64 65
992203375.UG.FTS.B, 26.94%, 3/12/25 .. 36 37
991990538.UG.FTS.B, 27.95%, 3/12/25 .. 146 147
992216086.UG.FTS.B, 27.95%, 3/12/25 .. 126 127
991993911.UG.FTS.B, 27.99%, 3/12/25 .. 53 54
991976862.UG.FTS.B, 28.98%, 3/12/25 .. 260 257
991977041.UG.FTS.B, 28.98%, 3/12/25 .. 5 5
991977070.UG.FTS.B, 28.98%, 3/12/25 .. 61 62
991977655.UG.FTS.B, 28.98%, 3/12/25 .. 93 66
991977693.UG.FTS.B, 28.98%, 3/12/25 .. 1,019 1,043
991977711.UG.FTS.B, 28.98%, 3/12/25 .. 927 197
991977961.UG.FTS.B, 28.98%, 3/12/25 .. 37 32
991978065.UG.FTS.B, 28.98%, 3/12/25 .. 102 22
991978352.UG.FTS.B, 28.98%, 3/12/25 .. 41 41
991978502.UG.FTS.B, 28.98%, 3/12/25 .. 359 362
991978896.UG.FTS.B, 28.98%, 3/12/25 .. 1,015 1,025
991979164.UG.FTS.B, 28.98%, 3/12/25 .. 807 825
991979861.UG.FTS.B, 28.98%, 3/12/25 .. 121 123
991979961.UG.FTS.B, 28.98%, 3/12/25 .. 164 167
991980319.UG.FTS.B, 28.98%, 3/12/25 .. 6 6
991980708.UG.FTS.B, 28.98%, 3/12/25 .. 764 771
991981222.UG.FTS.B, 28.98%, 3/12/25 .. 1,748 1,134
991981613.UG.FTS.B, 28.98%, 3/12/25 .. 191 189
991982221.UG.FTS.B, 28.98%, 3/12/25 .. 597 610
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991982496.UG.FTS.B, 28.98%, 3/12/25 .. $ 256 $ 260
991983377.UG.FTS.B, 28.98%, 3/12/25 .. 789 805
991983957.UG.FTS.B, 28.98%, 3/12/25 .. 28 29
991984189.UG.FTS.B, 28.98%, 3/12/25 .. 311 315
991985750.UG.FTS.B, 28.98%, 3/12/25 .. 1,428 1,460
991986090.UG.FTS.B, 28.98%, 3/12/25 .. 1,245 1,273
991986963.UG.FTS.B, 28.98%, 3/12/25 .. 719 712
991986986.UG.FTS.B, 28.98%, 3/12/25 .. 940 931
991987046.UG.FTS.B, 28.98%, 3/12/25 .. 239 243
991987070.UG.FTS.B, 28.98%, 3/12/25 .. 941 957
991987374.UG.FTS.B, 28.98%, 3/12/25 .. 62 63
991987508.UG.FTS.B, 28.98%, 3/12/25 .. 227 228
991987684.UG.FTS.B, 28.98%, 3/12/25 .. 8,499 527
991987883.UG.FTS.B, 28.98%, 3/12/25 .. 385 390
991987890.UG.FTS.B, 28.98%, 3/12/25 .. 264 270
991988065.UG.FTS.B, 28.98%, 3/12/25 .. 522 532
991988142.UG.FTS.B, 28.98%, 3/12/25 .. 6 6
991988242.UG.FTS.B, 28.98%, 3/12/25 .. 737 734
991988368.UG.FTS.B, 28.98%, 3/12/25 .. 66 67
991988614.UG.FTS.B, 28.98%, 3/12/25 .. 26 26
991988716.UG.FTS.B, 28.98%, 3/12/25 .. 153 156
991989012.UG.FTS.B, 28.98%, 3/12/25 .. 331 328
991989204.UG.FTS.B, 28.98%, 3/12/25 .. 155 158
991990452.UG.FTS.B, 28.98%, 3/12/25 .. 4 4
991990882.UG.FTS.B, 28.98%, 3/12/25 .. 1,215 1,226
991990987.UG.FTS.B, 28.98%, 3/12/25 .. 1,230 1,247
991991221.UG.FTS.B, 28.98%, 3/12/25 .. 163 162
991991251.UG.FTS.B, 28.98%, 3/12/25 .. 86 85
991991626.UG.FTS.B, 28.98%, 3/12/25 .. 1,958 1,987
991991706.UG.FTS.B, 28.98%, 3/12/25 .. 787 805
991991798.UG.FTS.B, 28.98%, 3/12/25 .. 705 721
991992424.UG.FTS.B, 28.98%, 3/12/25 .. 393 401
991992465.UG.FTS.B, 28.98%, 3/12/25 .. 899 913
991992864.UG.FTS.B, 28.98%, 3/12/25 .. 531 532
991992907.UG.FTS.B, 28.98%, 3/12/25 .. 1,594 1,617
991992926.UG.FTS.B, 28.98%, 3/12/25 .. 459 468
991992965.UG.FTS.B, 28.98%, 3/12/25 .. 884 904
991992992.UG.FTS.B, 28.98%, 3/12/25 .. 366 364
991993120.UG.FTS.B, 28.98%, 3/12/25 .. 121 123
991993141.UG.FTS.B, 28.98%, 3/12/25 .. 1,104 1,129
991993594.UG.FTS.B, 28.98%, 3/12/25 .. 28 28
991993801.UG.FTS.B, 28.98%, 3/12/25 .. 105 105
991993852.UG.FTS.B, 28.98%, 3/12/25 .. 9,590 9,806
991993983.UG.FTS.B, 28.98%, 3/12/25 .. 1,921 1,965
991994024.UG.FTS.B, 28.98%, 3/12/25 .. 5,232 5,347
991994272.UG.FTS.B, 28.98%, 3/12/25 .. 1,388 1,416
991994281.UG.FTS.B, 28.98%, 3/12/25 .. 2,262 2,313
991994329.UG.FTS.B, 28.98%, 3/12/25 .. 1,438 1,440
991994349.UG.FTS.B, 28.98%, 3/12/25 .. 130 (5)
991994702.UG.FTS.B, 28.98%, 3/12/25 .. 961 982
991994726.UG.FTS.B, 28.98%, 3/12/25 .. 1,055 1,078
991994833.UG.FTS.B, 28.98%, 3/12/25 .. 4,803 4,912
991994842.UG.FTS.B, 28.98%, 3/12/25 .. 3,598 3,680
991994997.UG.FTS.B, 28.98%, 3/12/25 .. 2,067 2,114
991995066.UG.FTS.B, 28.98%, 3/12/25 .. 2,993 1,939
991995089.UG.FTS.B, 28.98%, 3/12/25 .. 2,398 2,452
991995177.UG.FTS.B, 28.98%, 3/12/25 .. 2,878 2,943
991995235.UG.FTS.B, 28.98%, 3/12/25 .. 7 7

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991996150.UG.FTS.B, 28.98%, 3/12/25 .. $ 839 $ 857
991996974.UG.FTS.B, 28.98%, 3/12/25 .. 257 54
991997062.UG.FTS.B, 28.98%, 3/12/25 .. 90 92
991997092.UG.FTS.B, 28.98%, 3/12/25 .. 1,623 1,649
991997877.UG.FTS.B, 28.98%, 3/12/25 .. 34 34
991998105.UG.FTS.B, 28.98%, 3/12/25 .. 290 296
991998617.UG.FTS.B, 28.98%, 3/12/25 .. 30 30
991998887.UG.FTS.B, 28.98%, 3/12/25 .. 694 700
991999636.UG.FTS.B, 28.98%, 3/12/25 .. 82 84
991999905.UG.FTS.B, 28.98%, 3/12/25 .. 368 (12)
991999929.UG.FTS.B, 28.98%, 3/12/25 .. 435 93
992002963.UG.FTS.B, 28.98%, 3/12/25 .. 1,440 1,472
992002976.UG.FTS.B, 28.98%, 3/12/25 .. 489 103
992004292.UG.FTS.B, 28.98%, 3/12/25 .. 5,759 5,890
992007915.UG.FTS.B, 28.98%, 3/12/25 .. 153 157
992008069.UG.FTS.B, 28.98%, 3/12/25 .. 22 22
992009447.UG.FTS.B, 28.98%, 3/12/25 .. 276 279
992009962.UG.FTS.B, 28.98%, 3/12/25 .. 497 508
992010449.UG.FTS.B, 28.98%, 3/12/25 .. 337 345
992010746.UG.FTS.B, 28.98%, 3/12/25 .. 83 (3)
992010868.UG.FTS.B, 28.98%, 3/12/25 .. 122 124
992010964.UG.FTS.B, 28.98%, 3/12/25 .. 499 510
992011295.UG.FTS.B, 28.98%, 3/12/25 .. 84 84
992011988.UG.FTS.B, 28.98%, 3/12/25 .. 73 74
992012310.UG.FTS.B, 28.98%, 3/12/25 .. 408 409
992013872.UG.FTS.B, 28.98%, 3/12/25 .. 110 7
992014018.UG.FTS.B, 28.98%, 3/12/25 .. 133 28
992014247.UG.FTS.B, 28.98%, 3/12/25 .. 124 126
992014653.UG.FTS.B, 28.98%, 3/12/25 .. 248 254
992015010.UG.FTS.B, 28.98%, 3/12/25 .. 399 402
992015058.UG.FTS.B, 28.98%, 3/12/25 .. 379 382
992015249.UG.FTS.B, 28.98%, 3/12/25 .. 60 61
992016117.UG.FTS.B, 28.98%, 3/12/25 .. 331 338
992018102.UG.FTS.B, 28.98%, 3/12/25 .. 263 266
992021489.UG.FTS.B, 28.98%, 3/12/25 .. 198 202
992021973.UG.FTS.B, 28.98%, 3/12/25 .. 4,382 4,475
992024002.UG.FTS.B, 28.98%, 3/12/25 .. – –
992024306.UG.FTS.B, 28.98%, 3/12/25 .. 430 439
992024617.UG.FTS.B, 28.98%, 3/12/25 .. 58 59
992028613.UG.FTS.B, 28.98%, 3/12/25 .. 234 (7)
992030321.UG.FTS.B, 28.98%, 3/12/25 .. 52 53
992030698.UG.FTS.B, 28.98%, 3/12/25 .. 3,044 3,107
992030827.UG.FTS.B, 28.98%, 3/12/25 .. 12 12
992033191.UG.FTS.B, 28.98%, 3/12/25 .. 415 424
992034556.UG.FTS.B, 28.98%, 3/12/25 .. 689 703
992037362.UG.FTS.B, 28.98%, 3/12/25 .. 120 121
992038832.UG.FTS.B, 28.98%, 3/12/25 .. 1,148 1,174
992039233.UG.FTS.B, 28.98%, 3/12/25 .. 383 391
992039680.UG.FTS.B, 28.98%, 3/12/25 .. 132 135
992041306.UG.FTS.B, 28.98%, 3/12/25 .. 35 35
992044157.UG.FTS.B, 28.98%, 3/12/25 .. 570 583
992044261.UG.FTS.B, 28.98%, 3/12/25 .. 125 81
992044384.UG.FTS.B, 28.98%, 3/12/25 .. 35 35
992044480.UG.FTS.B, 28.98%, 3/12/25 .. 491 501
992044551.UG.FTS.B, 28.98%, 3/12/25 .. 690 696
992044814.UG.FTS.B, 28.98%, 3/12/25 .. 1,040 1,050
992045450.UG.FTS.B, 28.98%, 3/12/25 .. 371 377
992045487.UG.FTS.B, 28.98%, 3/12/25 .. 561 573
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992047191.UG.FTS.B, 28.98%, 3/12/25 .. $ 1,812 $ 1,852
992048204.UG.FTS.B, 28.98%, 3/12/25 .. 161 163
992048689.UG.FTS.B, 28.98%, 3/12/25 .. 669 684
992050136.UG.FTS.B, 28.98%, 3/12/25 .. 130 84
992051674.UG.FTS.B, 28.98%, 3/12/25 .. 34 34
992051684.UG.FTS.B, 28.98%, 3/12/25 .. 314 318
992054522.UG.FTS.B, 28.98%, 3/12/25 .. 594 607
992054695.UG.FTS.B, 28.98%, 3/12/25 .. 108 110
992055181.UG.FTS.B, 28.98%, 3/12/25 .. 155 158
992055434.UG.FTS.B, 28.98%, 3/12/25 .. 844 862
992055703.UG.FTS.B, 28.98%, 3/12/25 .. 168 169
992056835.UG.FTS.B, 28.98%, 3/12/25 .. 477 487
992060145.UG.FTS.B, 28.98%, 3/12/25 .. 183 186
992061487.UG.FTS.B, 28.98%, 3/12/25 .. 72 55
992061641.UG.FTS.B, 28.98%, 3/12/25 .. 135 138
992064058.UG.FTS.B, 28.98%, 3/12/25 .. 103 105
992065606.UG.FTS.B, 28.98%, 3/12/25 .. 56 56
992066909.UG.FTS.B, 28.98%, 3/12/25 .. 430 434
992069346.UG.FTS.B, 28.98%, 3/12/25 .. 141 144
992071635.UG.FTS.B, 28.98%, 3/12/25 .. 284 282
992071679.UG.FTS.B, 28.98%, 3/12/25 .. 388 397
992072262.UG.FTS.B, 28.98%, 3/12/25 .. 1,363 1,349
992072402.UG.FTS.B, 28.98%, 3/12/25 .. 41 42
992072527.UG.FTS.B, 28.98%, 3/12/25 .. 110 112
992072825.UG.FTS.B, 28.98%, 3/12/25 .. 129 131
992073366.UG.FTS.B, 28.98%, 3/12/25 .. 187 191
992074304.UG.FTS.B, 28.98%, 3/12/25 .. 123 26
992074861.UG.FTS.B, 28.98%, 3/12/25 .. 29 29
992079621.UG.FTS.B, 28.98%, 3/12/25 .. 277 280
992080046.UG.FTS.B, 28.98%, 3/12/25 .. 264 261
992082052.UG.FTS.B, 28.98%, 3/12/25 .. 73 75
992083442.UG.FTS.B, 28.98%, 3/12/25 .. 103 104
992085451.UG.FTS.B, 28.98%, 3/12/25 .. 21 21
992087850.UG.FTS.B, 28.98%, 3/12/25 .. 250 256
992087976.UG.FTS.B, 28.98%, 3/12/25 .. 86 87
992088786.UG.FTS.B, 28.98%, 3/12/25 .. 177 181
992089048.UG.FTS.B, 28.98%, 3/12/25 .. 224 229
992090336.UG.FTS.B, 28.98%, 3/12/25 .. 381 385
992090588.UG.FTS.B, 28.98%, 3/12/25 .. 952 973
992091160.UG.FTS.B, 28.98%, 3/12/25 .. 371 380
992093436.UG.FTS.B, 28.98%, 3/12/25 .. 667 681
992094412.UG.FTS.B, 28.98%, 3/12/25 .. 92 93
992094662.UG.FTS.B, 28.98%, 3/12/25 .. 96 98
992094777.UG.FTS.B, 28.98%, 3/12/25 .. 56 57
992097817.UG.FTS.B, 28.98%, 3/12/25 .. 214 218
992099219.UG.FTS.B, 28.98%, 3/12/25 .. 133 136
992099317.UG.FTS.B, 28.98%, 3/12/25 .. 28 28
992100185.UG.FTS.B, 28.98%, 3/12/25 .. 2,558 2,590
992100442.UG.FTS.B, 28.98%, 3/12/25 .. 168 172
992107445.UG.FTS.B, 28.98%, 3/12/25 .. 41 41
992108150.UG.FTS.B, 28.98%, 3/12/25 .. 21 21
992109431.UG.FTS.B, 28.98%, 3/12/25 .. 79 (2)
992110250.UG.FTS.B, 28.98%, 3/12/25 .. 285 292
992110407.UG.FTS.B, 28.98%, 3/12/25 .. 831 849
992112480.UG.FTS.B, 28.98%, 3/12/25 .. 569 581
992112886.UG.FTS.B, 28.98%, 3/12/25 .. 245 251
992113271.UG.FTS.B, 28.98%, 3/12/25 .. 713 729
992114017.UG.FTS.B, 28.98%, 3/12/25 .. 41 41

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992115134.UG.FTS.B, 28.98%, 3/12/25 .. $ 6 $ 6
992116816.UG.FTS.B, 28.98%, 3/12/25 .. 17 16
992117475.UG.FTS.B, 28.98%, 3/12/25 .. 70 71
992119489.UG.FTS.B, 28.98%, 3/12/25 .. 450 291
992120153.UG.FTS.B, 28.98%, 3/12/25 .. 1,648 1,656
992122661.UG.FTS.B, 28.98%, 3/12/25 .. 950 971
992125121.UG.FTS.B, 28.98%, 3/12/25 .. 39 38
992127605.UG.FTS.B, 28.98%, 3/12/25 .. 113 74
992127800.UG.FTS.B, 28.98%, 3/12/25 .. 209 212
992128185.UG.FTS.B, 28.98%, 3/12/25 .. 797 810
992133542.UG.FTS.B, 28.98%, 3/12/25 .. 138 137
992134637.UG.FTS.B, 28.98%, 3/12/25 .. 121 124
992134827.UG.FTS.B, 28.98%, 3/12/25 .. 169 172
992135526.UG.FTS.B, 28.98%, 3/12/25 .. 1,745 1,755
992140611.UG.FTS.B, 28.98%, 3/12/25 .. 120 123
992140679.UG.FTS.B, 28.98%, 3/12/25 .. 575 588
992140683.UG.FTS.B, 28.98%, 3/12/25 .. 1,220 1,227
992145400.UG.FTS.B, 28.98%, 3/12/25 .. 107 107
992151456.UG.FTS.B, 28.98%, 3/12/25 .. 102 104
992151766.UG.FTS.B, 28.98%, 3/12/25 .. 67 67
992155285.UG.FTS.B, 28.98%, 3/12/25 .. 1,421 1,452
992162018.UG.FTS.B, 28.98%, 3/12/25 .. 107 108
992166477.UG.FTS.B, 28.98%, 3/12/25 .. 568 580
992166770.UG.FTS.B, 28.98%, 3/12/25 .. 460 468
992169826.UG.FTS.B, 28.98%, 3/12/25 .. 123 126
992172027.UG.FTS.B, 28.98%, 3/12/25 .. 187 124
992172337.UG.FTS.B, 28.98%, 3/12/25 .. 20 20
992172709.UG.FTS.B, 28.98%, 3/12/25 .. 135 138
992176434.UG.FTS.B, 28.98%, 3/12/25 .. 4,262 4,319
992177356.UG.FTS.B, 28.98%, 3/12/25 .. 1,454 966
992178183.UG.FTS.B, 28.98%, 3/12/25 .. 82 81
992189172.UG.FTS.B, 28.98%, 3/12/25 .. 1,876 1,871
992191070.UG.FTS.B, 28.98%, 3/12/25 .. 123 125
992195970.UG.FTS.B, 28.98%, 3/12/25 .. 0 0
992196736.UG.FTS.B, 28.98%, 3/12/25 .. 59 60
992197128.UG.FTS.B, 28.98%, 3/12/25 .. 591 595
992199250.UG.FTS.B, 28.98%, 3/12/25 .. 94 96
992202812.UG.FTS.B, 28.98%, 3/12/25 .. 87 88
992204705.UG.FTS.B, 28.98%, 3/12/25 .. 320 320
992214528.UG.FTS.B, 28.98%, 3/12/25 .. 27 27
992217988.UG.FTS.B, 28.98%, 3/12/25 .. 942 951
992225514.UG.FTS.B, 28.98%, 3/12/25 .. 38 39
992228774.UG.FTS.B, 28.98%, 3/12/25 .. 161 161
992229520.UG.FTS.B, 28.98%, 3/12/25 .. 800 807
992231342.UG.FTS.B, 28.98%, 3/12/25 .. 182 183
992233858.UG.FTS.B, 28.98%, 3/12/25 .. 34 34
992234558.UG.FTS.B, 28.98%, 3/12/25 .. 8 8
992236649.UG.FTS.B, 28.98%, 3/12/25 .. – –
992238828.UG.FTS.B, 28.98%, 3/12/25 .. 91 93
992241229.UG.FTS.B, 28.98%, 3/12/25 .. 362 363
992241645.UG.FTS.B, 28.98%, 3/12/25 .. 33 33
992243599.UG.FTS.B, 28.98%, 3/12/25 .. 280 282
992246993.UG.FTS.B, 28.98%, 3/12/25 .. 234 150
992247166.UG.FTS.B, 28.98%, 3/12/25 .. 188 190
992247241.UG.FTS.B, 28.98%, 3/12/25 .. 305 308
992253113.UG.FTS.B, 28.98%, 3/12/25 .. 297 19
992255823.UG.FTS.B, 28.98%, 3/12/25 .. 52 53
992257331.UG.FTS.B, 28.98%, 3/12/25 .. 276 275
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992257542.UG.FTS.B, 28.98%, 3/12/25 .. $ 91 $ 93
991989548.UG.FTS.B, 29.45%, 3/12/25 .. 850 865
991990731.UG.FTS.B, 29.45%, 3/12/25 .. 4,611 4,697
991991384.UG.FTS.B, 29.45%, 3/12/25 .. 1,554 1,586
991993130.UG.FTS.B, 29.45%, 3/12/25 .. 2,252 2,301
991993171.UG.FTS.B, 29.45%, 3/12/25 .. 61 61
991993551.UG.FTS.B, 29.45%, 3/12/25 .. 1,581 1,614
991995594.UG.FTS.B, 29.45%, 3/12/25 .. 2,857 2,910
992002877.UG.FTS.B, 29.45%, 3/12/25 .. 144 147
992019426.UG.FTS.B, 29.45%, 3/12/25 .. 225 229
992030038.UG.FTS.B, 29.45%, 3/12/25 .. 229 231
992118524.UG.FTS.B, 29.45%, 3/12/25 .. 21 9
992242239.UG.FTS.B, 29.45%, 3/12/25 .. 49 49
992257231.UG.FTS.B, 29.45%, 3/12/25 .. 841 847
991983091.UG.FTS.B, 29.46%, 3/12/25 .. 50 51
991986129.UG.FTS.B, 29.46%, 3/12/25 .. 721 737
991987939.UG.FTS.B, 29.46%, 3/12/25 .. 207 208
991988804.UG.FTS.B, 29.46%, 3/12/25 .. 733 745
991988951.UG.FTS.B, 29.46%, 3/12/25 .. 1,196 1,222
991989181.UG.FTS.B, 29.46%, 3/12/25 .. 89 91
991989663.UG.FTS.B, 29.46%, 3/12/25 .. 735 750
991991741.UG.FTS.B, 29.46%, 3/12/25 .. 1,507 1,538
991992238.UG.FTS.B, 29.46%, 3/12/25 .. 2,636 2,673
991992690.UG.FTS.B, 29.46%, 3/12/25 .. 778 787
991994313.UG.FTS.B, 29.46%, 3/12/25 .. 4,806 4,909
991994335.UG.FTS.B, 29.46%, 3/12/25 .. 423 423
991994387.UG.FTS.B, 29.46%, 3/12/25 .. 2,403 2,454
991994629.UG.FTS.B, 29.46%, 3/12/25 .. 2,390 2,440
991995113.UG.FTS.B, 29.46%, 3/12/25 .. 1,923 1,963
991995269.UG.FTS.B, 29.46%, 3/12/25 .. 1,909 1,949
991995313.UG.FTS.B, 29.46%, 3/12/25 .. 845 841
991995497.UG.FTS.B, 29.46%, 3/12/25 .. 1,225 1,232
992006408.UG.FTS.B, 29.46%, 3/12/25 .. 629 624
992007099.UG.FTS.B, 29.46%, 3/12/25 .. 534 544
992020783.UG.FTS.B, 29.46%, 3/12/25 .. 506 508
992036017.UG.FTS.B, 29.46%, 3/12/25 .. 4,251 4,337
992089198.UG.FTS.B, 29.46%, 3/12/25 .. 122 125
992089233.UG.FTS.B, 29.46%, 3/12/25 .. 1,257 1,270
992143389.UG.FTS.B, 29.46%, 3/12/25 .. 350 357
992146016.UG.FTS.B, 29.46%, 3/12/25 .. 135 137
992227472.UG.FTS.B, 29.46%, 3/12/25 .. 61 61
991983296.UG.FTS.B, 29.47%, 3/12/25 .. 37 37
991986763.UG.FTS.B, 29.47%, 3/12/25 .. 60 59
991987051.UG.FTS.B, 29.47%, 3/12/25 .. 286 286
991987054.UG.FTS.B, 29.47%, 3/12/25 .. 549 551
991988145.UG.FTS.B, 29.47%, 3/12/25 .. 695 43
991989007.UG.FTS.B, 29.47%, 3/12/25 .. 1,630 1,661
991991654.UG.FTS.B, 29.47%, 3/12/25 .. 3,188 3,237
991993876.UG.FTS.B, 29.47%, 3/12/25 .. 4,783 4,878
991994040.UG.FTS.B, 29.47%, 3/12/25 .. 657 669
991994628.UG.FTS.B, 29.47%, 3/12/25 .. 4,634 4,712
991995419.UG.FTS.B, 29.47%, 3/12/25 .. 180 182
992025113.UG.FTS.B, 29.47%, 3/12/25 .. 271 270
992042287.UG.FTS.B, 29.47%, 3/12/25 .. 196 197
992055586.UG.FTS.B, 29.47%, 3/12/25 .. 82 84
992066355.UG.FTS.B, 29.47%, 3/12/25 .. 245 250
992072863.UG.FTS.B, 29.47%, 3/12/25 .. 67 10
992147259.UG.FTS.B, 29.47%, 3/12/25 .. 42 43

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992173952.UG.FTS.B, 29.47%, 3/12/25 .. $ 880 $ 191
992175148.UG.FTS.B, 29.47%, 3/12/25 .. 35 13
992197782.UG.FTS.B, 29.47%, 3/12/25 .. 41 41
992209832.UG.FTS.B, 29.47%, 3/12/25 .. 10 10
991987387.UG.FTS.B, 29.48%, 3/12/25 .. 1,993 2,038
991987928.UG.FTS.B, 29.48%, 3/12/25 .. 2,565 2,615
991990060.UG.FTS.B, 29.48%, 3/12/25 .. 1,191 1,199
991990611.UG.FTS.B, 29.48%, 3/12/25 .. 1,594 1,624
991990797.UG.FTS.B, 29.48%, 3/12/25 .. 839 835
991991417.UG.FTS.B, 29.48%, 3/12/25 .. 47 46
991991882.UG.FTS.B, 29.48%, 3/12/25 .. 2,004 2,043
991993286.UG.FTS.B, 29.48%, 3/12/25 .. 65 66
991993705.UG.FTS.B, 29.48%, 3/12/25 .. 60 61
991994203.UG.FTS.B, 29.48%, 3/12/25 .. 2,737 2,786
991994403.UG.FTS.B, 29.48%, 3/12/25 .. 700 43
991994796.UG.FTS.B, 29.48%, 3/12/25 .. 430 438
991994940.UG.FTS.B, 29.48%, 3/12/25 .. 946 963
991994980.UG.FTS.B, 29.48%, 3/12/25 .. 2,991 3,047
991995247.UG.FTS.B, 29.48%, 3/12/25 .. 1,923 1,960
992060534.UG.FTS.B, 29.48%, 3/12/25 .. 582 37
992060916.UG.FTS.B, 29.48%, 3/12/25 .. 59 60
992100757.UG.FTS.B, 29.48%, 3/12/25 .. 357 362
992133983.UG.FTS.B, 29.48%, 3/12/25 .. 371 378
992148264.UG.FTS.B, 29.48%, 3/12/25 .. 29 29
991976010.UG.FTS.B, 29.49%, 3/12/25 .. 148 9
991976240.UG.FTS.B, 29.49%, 3/12/25 .. 166 21
991976662.UG.FTS.B, 29.49%, 3/12/25 .. 56 57
991977203.UG.FTS.B, 29.49%, 3/12/25 .. 459 464
991977207.UG.FTS.B, 29.49%, 3/12/25 .. 101 100
991977216.UG.FTS.B, 29.49%, 3/12/25 .. 10 10
991977320.UG.FTS.B, 29.49%, 3/12/25 .. 513 523
991977569.UG.FTS.B, 29.49%, 3/12/25 .. 146 149
991977874.UG.FTS.B, 29.49%, 3/12/25 .. 69 69
991978077.UG.FTS.B, 29.49%, 3/12/25 .. 317 323
991978162.UG.FTS.B, 29.49%, 3/12/25 .. 34 34
991978930.UG.FTS.B, 29.49%, 3/12/25 .. 151 155
991979769.UG.FTS.B, 29.49%, 3/12/25 .. 95 96
991979850.UG.FTS.B, 29.49%, 3/12/25 .. 47 48
991980369.UG.FTS.B, 29.49%, 3/12/25 .. 427 417
991980382.UG.FTS.B, 29.49%, 3/12/25 .. 96 97
991980473.UG.FTS.B, 29.49%, 3/12/25 .. 25 25
991980527.UG.FTS.B, 29.49%, 3/12/25 .. 2,036 2,074
991980595.UG.FTS.B, 29.49%, 3/12/25 .. 53 54
991981036.UG.FTS.B, 29.49%, 3/12/25 .. 207 211
991981213.UG.FTS.B, 29.49%, 3/12/25 .. 413 421
991981751.UG.FTS.B, 29.49%, 3/12/25 .. 117 119
991982540.UG.FTS.B, 29.49%, 3/12/25 .. 35 36
991983424.UG.FTS.B, 29.49%, 3/12/25 .. 109 111
991983427.UG.FTS.B, 29.49%, 3/12/25 .. 196 200
991983750.UG.FTS.B, 29.49%, 3/12/25 .. 558 570
991984461.UG.FTS.B, 29.49%, 3/12/25 .. 385 393
991984558.UG.FTS.B, 29.49%, 3/12/25 .. 326 332
991984892.UG.FTS.B, 29.49%, 3/12/25 .. 291 297
991985846.UG.FTS.B, 29.49%, 3/12/25 .. 150 9
991986150.UG.FTS.B, 29.49%, 3/12/25 .. 768 784
991986491.UG.FTS.B, 29.49%, 3/12/25 .. 34 34
991986564.UG.FTS.B, 29.49%, 3/12/25 .. 0 0
991986875.UG.FTS.B, 29.49%, 3/12/25 .. 41 41
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991987141.UG.FTS.B, 29.49%, 3/12/25 .. $ 3,161 $ 3,215
991987586.UG.FTS.B, 29.49%, 3/12/25 .. 89 91
991987725.UG.FTS.B, 29.49%, 3/12/25 .. 1,392 1,409
991988086.UG.FTS.B, 29.49%, 3/12/25 .. 1,895 1,920
991988097.UG.FTS.B, 29.49%, 3/12/25 .. 36 36
991988171.UG.FTS.B, 29.49%, 3/12/25 .. 1,343 1,371
991988493.UG.FTS.B, 29.49%, 3/12/25 .. 63 (2)
991988529.UG.FTS.B, 29.49%, 3/12/25 .. 292 294
991989453.UG.FTS.B, 29.49%, 3/12/25 .. 1,654 1,665
991990855.UG.FTS.B, 29.49%, 3/12/25 .. 1,319 1,348
991990923.UG.FTS.B, 29.49%, 3/12/25 .. 913 927
991990989.UG.FTS.B, 29.49%, 3/12/25 .. 2,491 2,525
991991523.UG.FTS.B, 29.49%, 3/12/25 .. 1,375 1,403
991991622.UG.FTS.B, 29.49%, 3/12/25 .. 135 95
991991629.UG.FTS.B, 29.49%, 3/12/25 .. 922 937
991991745.UG.FTS.B, 29.49%, 3/12/25 .. 3,640 3,702
991991963.UG.FTS.B, 29.49%, 3/12/25 .. 2,724 2,761
991991965.UG.FTS.B, 29.49%, 3/12/25 .. 380 82
991992023.UG.FTS.B, 29.49%, 3/12/25 .. 303 300
991992118.UG.FTS.B, 29.49%, 3/12/25 .. 414 423
991992372.UG.FTS.B, 29.49%, 3/12/25 .. 4,798 4,891
991993104.UG.FTS.B, 29.49%, 3/12/25 .. 23 23
991993288.UG.FTS.B, 29.49%, 3/12/25 .. 4,474 984
991993361.UG.FTS.B, 29.49%, 3/12/25 .. 3,605 3,667
991993951.UG.FTS.B, 29.49%, 3/12/25 .. 315 322
991994015.UG.FTS.B, 29.49%, 3/12/25 .. 3,429 756
991994026.UG.FTS.B, 29.49%, 3/12/25 .. 2,884 2,948
991994236.UG.FTS.B, 29.49%, 3/12/25 .. 1,442 1,467
991994319.UG.FTS.B, 29.49%, 3/12/25 .. 1,657 1,680
991994330.UG.FTS.B, 29.49%, 3/12/25 .. 1,384 1,406
991994543.UG.FTS.B, 29.49%, 3/12/25 .. 2,884 2,933
991994565.UG.FTS.B, 29.49%, 3/12/25 .. 200 (7)
991994648.UG.FTS.B, 29.49%, 3/12/25 .. 366 369
991994814.UG.FTS.B, 29.49%, 3/12/25 .. 5,779 5,895
991994935.UG.FTS.B, 29.49%, 3/12/25 .. 584 592
991995051.UG.FTS.B, 29.49%, 3/12/25 .. 2,249 2,285
991995510.UG.FTS.B, 29.49%, 3/12/25 .. 1,852 1,876
991995575.UG.FTS.B, 29.49%, 3/12/25 .. 4,898 1,044
991995665.UG.FTS.B, 29.49%, 3/12/25 .. 406 412
991996130.UG.FTS.B, 29.49%, 3/12/25 .. 16 16
991996679.UG.FTS.B, 29.49%, 3/12/25 .. 149 152
991996746.UG.FTS.B, 29.49%, 3/12/25 .. 336 73
991997096.UG.FTS.B, 29.49%, 3/12/25 .. 78 79
991997278.UG.FTS.B, 29.49%, 3/12/25 .. 252 257
991997363.UG.FTS.B, 29.49%, 3/12/25 .. 30 27
991997503.UG.FTS.B, 29.49%, 3/12/25 .. 79 80
991997790.UG.FTS.B, 29.49%, 3/12/25 .. 530 527
991997988.UG.FTS.B, 29.49%, 3/12/25 .. 28 28
991998113.UG.FTS.B, 29.49%, 3/12/25 .. 392 401
991999326.UG.FTS.B, 29.49%, 3/12/25 .. 26 26
991999938.UG.FTS.B, 29.49%, 3/12/25 .. 34 34
992000377.UG.FTS.B, 29.49%, 3/12/25 .. 571 580
992000397.UG.FTS.B, 29.49%, 3/12/25 .. 204 206
992000795.UG.FTS.B, 29.49%, 3/12/25 .. 2,428 2,465
992001473.UG.FTS.B, 29.49%, 3/12/25 .. 19 19
992001811.UG.FTS.B, 29.49%, 3/12/25 .. 158 160
992002282.UG.FTS.B, 29.49%, 3/12/25 .. 79 81
992003071.UG.FTS.B, 29.49%, 3/12/25 .. 112 73

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992003937.UG.FTS.B, 29.49%, 3/12/25 .. $ 275 $ 18
992004355.UG.FTS.B, 29.49%, 3/12/25 .. 1,441 1,465
992004995.UG.FTS.B, 29.49%, 3/12/25 .. 116 119
992005240.UG.FTS.B, 29.49%, 3/12/25 .. 11 6
992005877.UG.FTS.B, 29.49%, 3/12/25 .. 166 163
992006770.UG.FTS.B, 29.49%, 3/12/25 .. 61 61
992007355.UG.FTS.B, 29.49%, 3/12/25 .. 102 13
992007425.UG.FTS.B, 29.49%, 3/12/25 .. 350 347
992007757.UG.FTS.B, 29.49%, 3/12/25 .. 4,938 3,430
992007935.UG.FTS.B, 29.49%, 3/12/25 .. 186 189
992008357.UG.FTS.B, 29.49%, 3/12/25 .. 161 164
992008926.UG.FTS.B, 29.49%, 3/12/25 .. 779 795
992009164.UG.FTS.B, 29.49%, 3/12/25 .. 2,517 2,515
992009637.UG.FTS.B, 29.49%, 3/12/25 .. 149 151
992009950.UG.FTS.B, 29.49%, 3/12/25 .. 45 45
992010263.UG.FTS.B, 29.49%, 3/12/25 .. 738 721
992010439.UG.FTS.B, 29.49%, 3/12/25 .. 304 309
992010952.UG.FTS.B, 29.49%, 3/12/25 .. 105 107
992011206.UG.FTS.B, 29.49%, 3/12/25 .. 288 292
992011292.UG.FTS.B, 29.49%, 3/12/25 .. 33 34
992011579.UG.FTS.B, 29.49%, 3/12/25 .. 764 767
992011909.UG.FTS.B, 29.49%, 3/12/25 .. 428 429
992012279.UG.FTS.B, 29.49%, 3/12/25 .. 33 33
992013075.UG.FTS.B, 29.49%, 3/12/25 .. 69 18
992013223.UG.FTS.B, 29.49%, 3/12/25 .. 1,007 1,020
992013349.UG.FTS.B, 29.49%, 3/12/25 .. 63 63
992013801.UG.FTS.B, 29.49%, 3/12/25 .. 406 407
992015548.UG.FTS.B, 29.49%, 3/12/25 .. 40 41
992018172.UG.FTS.B, 29.49%, 3/12/25 .. 1,074 1,083
992018253.UG.FTS.B, 29.49%, 3/12/25 .. 1,571 1,604
992019142.UG.FTS.B, 29.49%, 3/12/25 .. 76 77
992019716.UG.FTS.B, 29.49%, 3/12/25 .. 113 116
992019809.UG.FTS.B, 29.49%, 3/12/25 .. 42 6
992020114.UG.FTS.B, 29.49%, 3/12/25 .. 129 131
992020255.UG.FTS.B, 29.49%, 3/12/25 .. 17 17
992021257.UG.FTS.B, 29.49%, 3/12/25 .. 797 812
992022552.UG.FTS.B, 29.49%, 3/12/25 .. 157 159
992022997.UG.FTS.B, 29.49%, 3/12/25 .. 107 109
992024088.UG.FTS.B, 29.49%, 3/12/25 .. 585 588
992024253.UG.FTS.B, 29.49%, 3/12/25 .. 547 35
992025016.UG.FTS.B, 29.49%, 3/12/25 .. 801 800
992025053.UG.FTS.B, 29.49%, 3/12/25 .. 127 129
992025078.UG.FTS.B, 29.49%, 3/12/25 .. 52 52
992025128.UG.FTS.B, 29.49%, 3/12/25 .. 507 109
992025755.UG.FTS.B, 29.49%, 3/12/25 .. 185 189
992025987.UG.FTS.B, 29.49%, 3/12/25 .. 183 186
992028081.UG.FTS.B, 29.49%, 3/12/25 .. 17 17
992028970.UG.FTS.B, 29.49%, 3/12/25 .. 384 391
992029034.UG.FTS.B, 29.49%, 3/12/25 .. 92 21
992029691.UG.FTS.B, 29.49%, 3/12/25 .. 23 23
992029765.UG.FTS.B, 29.49%, 3/12/25 .. 2 2
992030536.UG.FTS.B, 29.49%, 3/12/25 .. 11 11
992030670.UG.FTS.B, 29.49%, 3/12/25 .. 11 11
992031894.UG.FTS.B, 29.49%, 3/12/25 .. 812 826
992032191.UG.FTS.B, 29.49%, 3/12/25 .. 253 258
992032963.UG.FTS.B, 29.49%, 3/12/25 .. 106 107
992033131.UG.FTS.B, 29.49%, 3/12/25 .. 186 189
992033980.UG.FTS.B, 29.49%, 3/12/25 .. 35 35
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992034628.UG.FTS.B, 29.49%, 3/12/25 .. $ 958 $ 976
992035459.UG.FTS.B, 29.49%, 3/12/25 .. 508 499
992035645.UG.FTS.B, 29.49%, 3/12/25 .. 167 170
992035786.UG.FTS.B, 29.49%, 3/12/25 .. 2,873 2,921
992035947.UG.FTS.B, 29.49%, 3/12/25 .. 66 66
992036734.UG.FTS.B, 29.49%, 3/12/25 .. 3,351 3,422
992036984.UG.FTS.B, 29.49%, 3/12/25 .. 225 229
992038154.UG.FTS.B, 29.49%, 3/12/25 .. 1,429 1,456
992039343.UG.FTS.B, 29.49%, 3/12/25 .. 747 762
992040849.UG.FTS.B, 29.49%, 3/12/25 .. 79 80
992041923.UG.FTS.B, 29.49%, 3/12/25 .. 5 5
992042515.UG.FTS.B, 29.49%, 3/12/25 .. 406 414
992042525.UG.FTS.B, 29.49%, 3/12/25 .. 47 48
992042578.UG.FTS.B, 29.49%, 3/12/25 .. 764 49
992044948.UG.FTS.B, 29.49%, 3/12/25 .. 223 28
992045594.UG.FTS.B, 29.49%, 3/12/25 .. 147 150
992045738.UG.FTS.B, 29.49%, 3/12/25 .. 58 59
992046648.UG.FTS.B, 29.49%, 3/12/25 .. 330 70
992046811.UG.FTS.B, 29.49%, 3/12/25 .. 40 41
992051815.UG.FTS.B, 29.49%, 3/12/25 .. 129 132
992052748.UG.FTS.B, 29.49%, 3/12/25 .. 24 25
992052775.UG.FTS.B, 29.49%, 3/12/25 .. 31 31
992054429.UG.FTS.B, 29.49%, 3/12/25 .. 513 514
992054780.UG.FTS.B, 29.49%, 3/12/25 .. 262 267
992056202.UG.FTS.B, 29.49%, 3/12/25 .. 212 216
992056225.UG.FTS.B, 29.49%, 3/12/25 .. 50 49
992057759.UG.FTS.B, 29.49%, 3/12/25 .. 255 260
992058250.UG.FTS.B, 29.49%, 3/12/25 .. 953 972
992059078.UG.FTS.B, 29.49%, 3/12/25 .. 15 14
992059724.UG.FTS.B, 29.49%, 3/12/25 .. 109 111
992059917.UG.FTS.B, 29.49%, 3/12/25 .. 2,248 2,263
992062387.UG.FTS.B, 29.49%, 3/12/25 .. 1,639 1,670
992062759.UG.FTS.B, 29.49%, 3/12/25 .. 320 320
992063028.UG.FTS.B, 29.49%, 3/12/25 .. 530 537
992063162.UG.FTS.B, 29.49%, 3/12/25 .. 33 34
992063465.UG.FTS.B, 29.49%, 3/12/25 .. 56 57
992064759.UG.FTS.B, 29.49%, 3/12/25 .. 128 130
992065238.UG.FTS.B, 29.49%, 3/12/25 .. 0 0
992066033.UG.FTS.B, 29.49%, 3/12/25 .. 115 117
992067597.UG.FTS.B, 29.49%, 3/12/25 .. 93 95
992070590.UG.FTS.B, 29.49%, 3/12/25 .. 358 366
992072462.UG.FTS.B, 29.49%, 3/12/25 .. 95 96
992073351.UG.FTS.B, 29.49%, 3/12/25 .. 94 95
992073384.UG.FTS.B, 29.49%, 3/12/25 .. 43 43
992073838.UG.FTS.B, 29.49%, 3/12/25 .. 29 28
992077273.UG.FTS.B, 29.49%, 3/12/25 .. 286 290
992077869.UG.FTS.B, 29.49%, 3/12/25 .. 480 485
992079967.UG.FTS.B, 29.49%, 3/12/25 .. 74 75
992080741.UG.FTS.B, 29.49%, 3/12/25 .. 21 21
992081420.UG.FTS.B, 29.49%, 3/12/25 .. 262 267
992081543.UG.FTS.B, 29.49%, 3/12/25 .. 215 220
992083319.UG.FTS.B, 29.49%, 3/12/25 .. 103 105
992084855.UG.FTS.B, 29.49%, 3/12/25 .. 97 99
992088547.UG.FTS.B, 29.49%, 3/12/25 .. 82 83
992088572.UG.FTS.B, 29.49%, 3/12/25 .. 309 315
992088656.UG.FTS.B, 29.49%, 3/12/25 .. 632 634
992089447.UG.FTS.B, 29.49%, 3/12/25 .. 93 95
992091472.UG.FTS.B, 29.49%, 3/12/25 .. 138 140

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992092159.UG.FTS.B, 29.49%, 3/12/25 .. $ 1,906 $ 1,937
992093151.UG.FTS.B, 29.49%, 3/12/25 .. 306 309
992094390.UG.FTS.B, 29.49%, 3/12/25 .. 389 383
992094543.UG.FTS.B, 29.49%, 3/12/25 .. 224 228
992095056.UG.FTS.B, 29.49%, 3/12/25 .. 178 181
992098219.UG.FTS.B, 29.49%, 3/12/25 .. 932 947
992098441.UG.FTS.B, 29.49%, 3/12/25 .. 1,430 1,434
992098804.UG.FTS.B, 29.49%, 3/12/25 .. 17 17
992099500.UG.FTS.B, 29.49%, 3/12/25 .. 662 660
992100478.UG.FTS.B, 29.49%, 3/12/25 .. 297 302
992100561.UG.FTS.B, 29.49%, 3/12/25 .. 352 358
992103984.UG.FTS.B, 29.49%, 3/12/25 .. 724 738
992105063.UG.FTS.B, 29.49%, 3/12/25 .. 40 40
992107335.UG.FTS.B, 29.49%, 3/12/25 .. 98 6
992107466.UG.FTS.B, 29.49%, 3/12/25 .. 37 37
992108295.UG.FTS.B, 29.49%, 3/12/25 .. 85 87
992109359.UG.FTS.B, 29.49%, 3/12/25 .. 718 730
992110271.UG.FTS.B, 29.49%, 3/12/25 .. 146 145
992110922.UG.FTS.B, 29.49%, 3/12/25 .. 53 54
992111365.UG.FTS.B, 29.49%, 3/12/25 .. 254 259
992112301.UG.FTS.B, 29.49%, 3/12/25 .. 400 25
992112852.UG.FTS.B, 29.49%, 3/12/25 .. 285 291
992114816.UG.FTS.B, 29.49%, 3/12/25 .. 70 70
992117674.UG.FTS.B, 29.49%, 3/12/25 .. 308 312
992118520.UG.FTS.B, 29.49%, 3/12/25 .. 30 5
992119672.UG.FTS.B, 29.49%, 3/12/25 .. 143 146
992122564.UG.FTS.B, 29.49%, 3/12/25 .. 3,613 3,683
992122747.UG.FTS.B, 29.49%, 3/12/25 .. 93 94
992126893.UG.FTS.B, 29.49%, 3/12/25 .. 321 324
992127952.UG.FTS.B, 29.49%, 3/12/25 .. 17 8
992130738.UG.FTS.B, 29.49%, 3/12/25 .. 133 136
992132005.UG.FTS.B, 29.49%, 3/12/25 .. 285 290
992132486.UG.FTS.B, 29.49%, 3/12/25 .. 185 188
992132824.UG.FTS.B, 29.49%, 3/12/25 .. 91 93
992133383.UG.FTS.B, 29.49%, 3/12/25 .. 271 58
992133407.UG.FTS.B, 29.49%, 3/12/25 .. 434 437
992133462.UG.FTS.B, 29.49%, 3/12/25 .. 37 36
992133631.UG.FTS.B, 29.49%, 3/12/25 .. 38 38
992134255.UG.FTS.B, 29.49%, 3/12/25 .. 101 101
992134472.UG.FTS.B, 29.49%, 3/12/25 .. 49 49
992135434.UG.FTS.B, 29.49%, 3/12/25 .. 104 106
992137600.UG.FTS.B, 29.49%, 3/12/25 .. 986 1,005
992142151.UG.FTS.B, 29.49%, 3/12/25 .. 29 29
992143879.UG.FTS.B, 29.49%, 3/12/25 .. 294 296
992144369.UG.FTS.B, 29.49%, 3/12/25 .. 932 949
992145724.UG.FTS.B, 29.49%, 3/12/25 .. 16 8
992146627.UG.FTS.B, 29.49%, 3/12/25 .. 638 648
992147169.UG.FTS.B, 29.49%, 3/12/25 .. 128 128
992147231.UG.FTS.B, 29.49%, 3/12/25 .. 2,826 2,879
992147400.UG.FTS.B, 29.49%, 3/12/25 .. 104 105
992148604.UG.FTS.B, 29.49%, 3/12/25 .. 39 39
992149570.UG.FTS.B, 29.49%, 3/12/25 .. 430 431
992150315.UG.FTS.B, 29.49%, 3/12/25 .. 63 62
992151786.UG.FTS.B, 29.49%, 3/12/25 .. 54 54
992154641.UG.FTS.B, 29.49%, 3/12/25 .. 219 48
992154894.UG.FTS.B, 29.49%, 3/12/25 .. 244 244
992156373.UG.FTS.B, 29.49%, 3/12/25 .. 489 337
992156451.UG.FTS.B, 29.49%, 3/12/25 .. 676 149
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992156587.UG.FTS.B, 29.49%, 3/12/25 .. $ 220 $ 227
992156936.UG.FTS.B, 29.49%, 3/12/25 .. 140 143
992156960.UG.FTS.B, 29.49%, 3/12/25 .. 463 472
992157039.UG.FTS.B, 29.49%, 3/12/25 .. 520 531
992157569.UG.FTS.B, 29.49%, 3/12/25 .. 379 387
992157900.UG.FTS.B, 29.49%, 3/12/25 .. 552 561
992158058.UG.FTS.B, 29.49%, 3/12/25 .. 1,185 1,206
992159029.UG.FTS.B, 29.49%, 3/12/25 .. 379 387
992159120.UG.FTS.B, 29.49%, 3/12/25 .. 1,063 1,053
992162561.UG.FTS.B, 29.49%, 3/12/25 .. 33 34
992162694.UG.FTS.B, 29.49%, 3/12/25 .. 50 4
992162823.UG.FTS.B, 29.49%, 3/12/25 .. 152 154
992163923.UG.FTS.B, 29.49%, 3/12/25 .. 138 141
992165608.UG.FTS.B, 29.49%, 3/12/25 .. 150 153
992166426.UG.FTS.B, 29.49%, 3/12/25 .. 17 17
992166865.UG.FTS.B, 29.49%, 3/12/25 .. 157 160
992167238.UG.FTS.B, 29.49%, 3/12/25 .. 135 133
992167273.UG.FTS.B, 29.49%, 3/12/25 .. 189 193
992167277.UG.FTS.B, 29.49%, 3/12/25 .. 1,206 1,229
992167738.UG.FTS.B, 29.49%, 3/12/25 .. 840 854
992167986.UG.FTS.B, 29.49%, 3/12/25 .. 92 94
992170818.UG.FTS.B, 29.49%, 3/12/25 .. 84 85
992170895.UG.FTS.B, 29.49%, 3/12/25 .. 73 73
992171416.UG.FTS.B, 29.49%, 3/12/25 .. 202 204
992172294.UG.FTS.B, 29.49%, 3/12/25 .. 367 371
992175112.UG.FTS.B, 29.49%, 3/12/25 .. 89 90
992176896.UG.FTS.B, 29.49%, 3/12/25 .. 91 91
992177339.UG.FTS.B, 29.49%, 3/12/25 .. 284 289
992177696.UG.FTS.B, 29.49%, 3/12/25 .. 946 964
992178177.UG.FTS.B, 29.49%, 3/12/25 .. 38 38
992178667.UG.FTS.B, 29.49%, 3/12/25 .. 121 122
992179249.UG.FTS.B, 29.49%, 3/12/25 .. 52 52
992180210.UG.FTS.B, 29.49%, 3/12/25 .. 24 24
992180363.UG.FTS.B, 29.49%, 3/12/25 .. 33 33
992181548.UG.FTS.B, 29.49%, 3/12/25 .. 381 389
992186326.UG.FTS.B, 29.49%, 3/12/25 .. 189 192
992187440.UG.FTS.B, 29.49%, 3/12/25 .. 77 78
992189183.UG.FTS.B, 29.49%, 3/12/25 .. 2,660 2,682
992189290.UG.FTS.B, 29.49%, 3/12/25 .. 331 336
992196076.UG.FTS.B, 29.49%, 3/12/25 .. 56 55
992200227.UG.FTS.B, 29.49%, 3/12/25 .. 121 121
992202701.UG.FTS.B, 29.49%, 3/12/25 .. 97 13
992204874.UG.FTS.B, 29.49%, 3/12/25 .. 71 72
992204979.UG.FTS.B, 29.49%, 3/12/25 .. 492 496
992205759.UG.FTS.B, 29.49%, 3/12/25 .. 72 73
992206946.UG.FTS.B, 29.49%, 3/12/25 .. 9 9
992219178.UG.FTS.B, 29.49%, 3/12/25 .. 600 409
992220222.UG.FTS.B, 29.49%, 3/12/25 .. 449 450
992220821.UG.FTS.B, 29.49%, 3/12/25 .. 60 61
992224226.UG.FTS.B, 29.49%, 3/12/25 .. 49 49
992227802.UG.FTS.B, 29.49%, 3/12/25 .. 12 12
992228441.UG.FTS.B, 29.49%, 3/12/25 .. 1,130 1,133
992229714.UG.FTS.B, 29.49%, 3/12/25 .. 725 727
992229918.UG.FTS.B, 29.49%, 3/12/25 .. 28 5
992230278.UG.FTS.B, 29.49%, 3/12/25 .. 17 17
992230372.UG.FTS.B, 29.49%, 3/12/25 .. 397 400
992230666.UG.FTS.B, 29.49%, 3/12/25 .. 45 45
992232596.UG.FTS.B, 29.49%, 3/12/25 .. 169 166

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992233672.UG.FTS.B, 29.49%, 3/12/25 .. $ 70 $ 71
992234352.UG.FTS.B, 29.49%, 3/12/25 .. 88 89
992235558.UG.FTS.B, 29.49%, 3/12/25 .. 747 750
992236730.UG.FTS.B, 29.49%, 3/12/25 .. 224 224
992237645.UG.FTS.B, 29.49%, 3/12/25 .. 1,506 1,503
992240381.UG.FTS.B, 29.49%, 3/12/25 .. 67 68
992244110.UG.FTS.B, 29.49%, 3/12/25 .. 648 640
992247751.UG.FTS.B, 29.49%, 3/12/25 .. 141 142
992249098.UG.FTS.B, 29.49%, 3/12/25 .. 8 8
992249924.UG.FTS.B, 29.49%, 3/12/25 .. 31 30
992253395.UG.FTS.B, 29.49%, 3/12/25 .. 116 116
992253956.UG.FTS.B, 29.49%, 3/12/25 .. 10 10
992257397.UG.FTS.B, 29.49%, 3/12/25 .. 657 660
992005851.UG.FTS.B, 29.99%, 3/12/25 .. 68 69
992254001.UG.FTS.B, 19.99%, 3/13/25 .. 181 116
992243460.UG.FTS.B, 27.99%, 3/13/25 .. 200 13
992221575.UG.FTS.B, 28.98%, 3/13/25 .. 354 357
992223214.UG.FTS.B, 28.98%, 3/13/25 .. 82 62
992223627.UG.FTS.B, 28.98%, 3/13/25 .. 581 587
992228277.UG.FTS.B, 28.98%, 3/13/25 .. 3,298 3,329
992232222.UG.FTS.B, 28.98%, 3/13/25 .. 136 137
992234580.UG.FTS.B, 28.98%, 3/13/25 .. 594 598
992240186.UG.FTS.B, 28.98%, 3/13/25 .. 414 418
992240769.UG.FTS.B, 28.98%, 3/13/25 .. 73 73
992242389.UG.FTS.B, 28.98%, 3/13/25 .. 120 120
992252799.UG.FTS.B, 28.98%, 3/13/25 .. 377 381
992253378.UG.FTS.B, 28.98%, 3/13/25 .. 88 89
992256231.UG.FTS.B, 28.98%, 3/13/25 .. 159 160
992257420.UG.FTS.B, 28.98%, 3/13/25 .. 374 377
992257494.UG.FTS.B, 28.98%, 3/13/25 .. 1,127 1,138
992240086.UG.FTS.B, 29.46%, 3/13/25 .. 630 634
992223485.UG.FTS.B, 29.49%, 3/13/25 .. 132 133
992223722.UG.FTS.B, 29.49%, 3/13/25 .. 128 126
992224180.UG.FTS.B, 29.49%, 3/13/25 .. 199 199
992224496.UG.FTS.B, 29.49%, 3/13/25 .. 28 28
992228275.UG.FTS.B, 29.49%, 3/13/25 .. 196 198
992229336.UG.FTS.B, 29.49%, 3/13/25 .. 471 475
992230170.UG.FTS.B, 29.49%, 3/13/25 .. 128 129
992236810.UG.FTS.B, 29.49%, 3/13/25 .. 431 425
992238871.UG.FTS.B, 29.49%, 3/13/25 .. 70 71
992239376.UG.FTS.B, 29.49%, 3/13/25 .. 290 291
992240691.UG.FTS.B, 29.49%, 3/13/25 .. 133 134
992241503.UG.FTS.B, 29.49%, 3/13/25 .. 70 71
992242417.UG.FTS.B, 29.49%, 3/13/25 .. 6 6
992243779.UG.FTS.B, 29.49%, 3/13/25 .. 8 8
992245089.UG.FTS.B, 29.49%, 3/13/25 .. 69 70
992247163.UG.FTS.B, 29.49%, 3/13/25 .. 941 949
992247512.UG.FTS.B, 29.49%, 3/13/25 .. 151 152
992247992.UG.FTS.B, 29.49%, 3/13/25 .. 261 257
992248104.UG.FTS.B, 29.49%, 3/13/25 .. 2,823 2,819
992252149.UG.FTS.B, 29.49%, 3/13/25 .. 32 32
992253061.UG.FTS.B, 29.49%, 3/13/25 .. 194 195
992253925.UG.FTS.B, 29.49%, 3/13/25 .. 141 138
992255733.UG.FTS.B, 29.49%, 3/13/25 .. 304 303
992237185.UG.FTS.B, 19.21%, 3/14/25 .. 52 53
992233445.UG.FTS.B, 19.99%, 3/14/25 .. 40 41
992223650.UG.FTS.B, 28.98%, 3/14/25 .. 118 119
992231938.UG.FTS.B, 28.98%, 3/14/25 .. 39 39
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992240211.UG.FTS.B, 28.98%, 3/14/25 .. $ 21 $ 21
992240305.UG.FTS.B, 28.98%, 3/14/25 .. 21 21
992241205.UG.FTS.B, 28.98%, 3/14/25 .. 110 24
992242619.UG.FTS.B, 28.98%, 3/14/25 .. 40 40
992243808.UG.FTS.B, 28.98%, 3/14/25 .. 321 324
992246618.UG.FTS.B, 28.98%, 3/14/25 .. 134 136
992249792.UG.FTS.B, 28.98%, 3/14/25 .. 186 188
992251985.UG.FTS.B, 28.98%, 3/14/25 .. 23 11
992255964.UG.FTS.B, 28.98%, 3/14/25 .. 400 396
992256226.UG.FTS.B, 28.98%, 3/14/25 .. 941 950
992233582.UG.FTS.B, 29.47%, 3/14/25 .. 30 5
992215417.UG.FTS.B, 29.49%, 3/14/25 .. 24 0
992222734.UG.FTS.B, 29.49%, 3/14/25 .. 255 257
992225679.UG.FTS.B, 29.49%, 3/14/25 .. 0 0
992229143.UG.FTS.B, 29.49%, 3/14/25 .. 543 538
992229305.UG.FTS.B, 29.49%, 3/14/25 .. 311 314
992230754.UG.FTS.B, 29.49%, 3/14/25 .. 57 58
992231124.UG.FTS.B, 29.49%, 3/14/25 .. 3 3
992236796.UG.FTS.B, 29.49%, 3/14/25 .. 133 87
992236869.UG.FTS.B, 29.49%, 3/14/25 .. 1,131 1,139
992240415.UG.FTS.B, 29.49%, 3/14/25 .. 2,967 2,982
992240511.UG.FTS.B, 29.49%, 3/14/25 .. 270 271
992241093.UG.FTS.B, 29.49%, 3/14/25 .. 15 15
992243863.UG.FTS.B, 29.49%, 3/14/25 .. 51 4
992245315.UG.FTS.B, 29.49%, 3/14/25 .. 27 27
992245569.UG.FTS.B, 29.49%, 3/14/25 .. 69 70
992247445.UG.FTS.B, 29.49%, 3/14/25 .. 2,714 2,729
992247571.UG.FTS.B, 29.49%, 3/14/25 .. 424 427
992249104.UG.FTS.B, 29.49%, 3/14/25 .. 120 121
992249273.UG.FTS.B, 29.49%, 3/14/25 .. 31 31
992250031.UG.FTS.B, 29.49%, 3/14/25 .. 53 53
992255191.UG.FTS.B, 29.49%, 3/14/25 .. 291 293
992255301.UG.FTS.B, 29.49%, 3/14/25 .. 217 217
992232955.UG.FTS.B, 15.97%, 3/15/25 .. 8,206 8,318
992225885.UG.FTS.B, 17.99%, 3/15/25 .. 37 38
992224609.UG.FTS.B, 18.21%, 3/15/25 .. 3 3
992220612.UG.FTS.B, 19.21%, 3/15/25 .. 2,340 2,382
992222295.UG.FTS.B, 19.99%, 3/15/25 .. 29 29
992228652.UG.FTS.B, 19.99%, 3/15/25 .. 420 421
992233439.UG.FTS.B, 19.99%, 3/15/25 .. 28 26
992241532.UG.FTS.B, 19.99%, 3/15/25 .. 139 141
992229133.UG.FTS.B, 20.97%, 3/15/25 .. 1,874 1,902
992238765.UG.FTS.B, 20.97%, 3/15/25 .. 438 445
992229362.UG.FTS.B, 21.46%, 3/15/25 .. 263 266
992256512.UG.FTS.B, 22.97%, 3/15/25 .. 1,780 1,801
992232913.UG.FTS.B, 23.95%, 3/15/25 .. 227 228
992235062.UG.FTS.B, 27.95%, 3/15/25 .. 319 322
992228342.UG.FTS.B, 28.98%, 3/15/25 .. 3,691 3,721
992235376.UG.FTS.B, 28.98%, 3/15/25 .. 189 190
992238434.UG.FTS.B, 28.98%, 3/15/25 .. 754 762
992238565.UG.FTS.B, 28.98%, 3/15/25 .. 421 416
992242893.UG.FTS.B, 28.98%, 3/15/25 .. 77 76
992243835.UG.FTS.B, 28.98%, 3/15/25 .. 53 53
992249106.UG.FTS.B, 28.98%, 3/15/25 .. 454 456
992256826.UG.FTS.B, 28.98%, 3/15/25 .. 753 760
992236983.UG.FTS.B, 29.46%, 3/15/25 .. 14 14
992256568.UG.FTS.B, 29.46%, 3/15/25 .. 271 272
992227992.UG.FTS.B, 29.47%, 3/15/25 .. 60 60

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992232683.UG.FTS.B, 29.47%, 3/15/25 .. $ 54 $ 55
992246432.UG.FTS.B, 29.47%, 3/15/25 .. 188 188
992228150.UG.FTS.B, 29.48%, 3/15/25 .. 189 189
992237499.UG.FTS.B, 29.48%, 3/15/25 .. 1,568 1,036
992221265.UG.FTS.B, 29.49%, 3/15/25 .. 493 489
992224325.UG.FTS.B, 29.49%, 3/15/25 .. 6 6
992225292.UG.FTS.B, 29.49%, 3/15/25 .. 112 114
992226480.UG.FTS.B, 29.49%, 3/15/25 .. 36 36
992227704.UG.FTS.B, 29.49%, 3/15/25 .. 68 69
992227837.UG.FTS.B, 29.49%, 3/15/25 .. 70 70
992228003.UG.FTS.B, 29.49%, 3/15/25 .. 2,171 2,169
992228621.UG.FTS.B, 29.49%, 3/15/25 .. 471 470
992230655.UG.FTS.B, 29.49%, 3/15/25 .. 966 958
992231491.UG.FTS.B, 29.49%, 3/15/25 .. 15 3
992234833.UG.FTS.B, 29.49%, 3/15/25 .. 566 570
992236749.UG.FTS.B, 29.49%, 3/15/25 .. 86 87
992237766.UG.FTS.B, 29.49%, 3/15/25 .. 588 581
992238323.UG.FTS.B, 29.49%, 3/15/25 .. 219 28
992239305.UG.FTS.B, 29.49%, 3/15/25 .. 184 186
992239425.UG.FTS.B, 29.49%, 3/15/25 .. 660 664
992245098.UG.FTS.B, 29.49%, 3/15/25 .. 150 151
992246476.UG.FTS.B, 29.49%, 3/15/25 .. 1,008 1,014
992247585.UG.FTS.B, 29.49%, 3/15/25 .. 377 379
992247914.UG.FTS.B, 29.49%, 3/15/25 .. 1,881 1,893
992249386.UG.FTS.B, 29.49%, 3/15/25 .. 182 183
992256796.UG.FTS.B, 29.49%, 3/15/25 .. 168 36
992257031.UG.FTS.B, 29.49%, 3/15/25 .. 129 130
992257114.UG.FTS.B, 29.49%, 3/15/25 .. 171 21
992257192.UG.FTS.B, 29.49%, 3/15/25 .. 95 97
992257274.UG.FTS.B, 29.49%, 3/15/25 .. 128 128
992061037.UG.FTS.B, 15.97%, 3/17/25 .. 1,202 1,228
992067092.UG.FTS.B, 15.99%, 3/17/25 .. 2,802 2,878
992056315.UG.FTS.B, 14%, 3/18/25 ..... 177 182
992053018.UG.FTS.B, 14.97%, 3/19/25 .. 423 435
992124512.UG.FTS.B, 14.97%, 3/19/25 .. 30 30
992093624.UG.FTS.B, 16.99%, 3/20/25 .. 64 9
992112865.UG.FTS.B, 16.99%, 3/20/25 .. 170 19
992166128.UG.FTS.B, 16.99%, 3/20/25 .. 85 87
992059129.UG.FTS.B, 19.99%, 3/21/25 .. 709 728
992061796.UG.FTS.B, 19.99%, 3/21/25 .. 861 871
992062130.UG.FTS.B, 19.99%, 3/21/25 .. 320 210
992064012.UG.FTS.B, 19.99%, 3/21/25 .. 272 279
992070337.UG.FTS.B, 19.99%, 3/21/25 .. 305 305
992078267.UG.FTS.B, 19.99%, 3/21/25 .. 65 66
992096625.UG.FTS.B, 19.99%, 3/21/25 .. 290 298
992100473.UG.FTS.B, 19.99%, 3/21/25 .. 127 130
992109544.UG.FTS.B, 19.99%, 3/21/25 .. 247 251
992162015.UG.FTS.B, 19.99%, 3/21/25 .. 280 287
992179076.UG.FTS.B, 19.99%, 3/21/25 .. 215 221
992258283.UG.FTS.B, 19.99%, 3/21/25 .. 1,218 1,234
992337748.UG.FTS.B, 19.99%, 3/21/25 .. 48 49
992073583.UG.FTS.B, 20.46%, 3/21/25 .. 4,655 4,765
992073957.UG.FTS.B, 21.46%, 3/21/25 .. 1,223 1,250
992207343.UG.FTS.B, 27.95%, 3/21/25 .. 93 95
992071680.UG.FTS.B, 27.99%, 3/21/25 .. 454 466
992124709.UG.FTS.B, 27.99%, 3/21/25 .. 46 47
992056656.UG.FTS.B, 28.98%, 3/21/25 .. 348 26
992060839.UG.FTS.B, 28.98%, 3/21/25 .. 190 195
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992063879.UG.FTS.B, 28.98%, 3/21/25 .. $ 213 $ 218
992069610.UG.FTS.B, 28.98%, 3/21/25 .. 979 1,001
992069661.UG.FTS.B, 28.98%, 3/21/25 .. 2,751 2,802
992069739.UG.FTS.B, 28.98%, 3/21/25 .. 365 364
992070914.UG.FTS.B, 28.98%, 3/21/25 .. 1,049 1,076
992071444.UG.FTS.B, 28.98%, 3/21/25 .. 3,695 3,792
992071845.UG.FTS.B, 28.98%, 3/21/25 .. 265 269
992072064.UG.FTS.B, 28.98%, 3/21/25 .. 1,606 1,648
992072135.UG.FTS.B, 28.98%, 3/21/25 .. 1,645 1,656
992073866.UG.FTS.B, 28.98%, 3/21/25 .. 565 579
992074408.UG.FTS.B, 28.98%, 3/21/25 .. 161 166
992077362.UG.FTS.B, 28.98%, 3/21/25 .. 1,120 1,148
992115500.UG.FTS.B, 28.98%, 3/21/25 .. 2,757 2,828
992147792.UG.FTS.B, 28.98%, 3/21/25 .. 288 297
992183485.UG.FTS.B, 28.98%, 3/21/25 .. 107 8
992187611.UG.FTS.B, 28.98%, 3/21/25 .. 236 241
992198035.UG.FTS.B, 28.98%, 3/21/25 .. 448 291
992208341.UG.FTS.B, 28.98%, 3/21/25 .. 249 252
992295991.UG.FTS.B, 28.98%, 3/21/25 .. 352 356
992300469.UG.FTS.B, 28.98%, 3/21/25 .. 76 77
992308790.UG.FTS.B, 28.98%, 3/21/25 .. 190 192
992310768.UG.FTS.B, 28.98%, 3/21/25 .. 65 66
992311154.UG.FTS.B, 28.98%, 3/21/25 .. 1,724 1,747
992332493.UG.FTS.B, 28.98%, 3/21/25 .. 25 25
992337115.UG.FTS.B, 28.98%, 3/21/25 .. 26 26
992059226.UG.FTS.B, 29.45%, 3/21/25 .. 1,261 1,276
992059747.UG.FTS.B, 29.45%, 3/21/25 .. 3,141 3,179
992070796.UG.FTS.B, 29.45%, 3/21/25 .. 3 3
992300765.UG.FTS.B, 29.45%, 3/21/25 .. 259 261
992057082.UG.FTS.B, 29.46%, 3/21/25 .. 2,041 2,034
992064315.UG.FTS.B, 29.46%, 3/21/25 .. 181 186
992068733.UG.FTS.B, 29.46%, 3/21/25 .. 587 592
992079044.UG.FTS.B, 29.46%, 3/21/25 .. 2,328 2,386
992109237.UG.FTS.B, 29.46%, 3/21/25 .. 39 39
992110512.UG.FTS.B, 29.46%, 3/21/25 .. 244 250
992072936.UG.FTS.B, 29.47%, 3/21/25 .. 348 344
992179315.UG.FTS.B, 29.47%, 3/21/25 .. 72 73
992207607.UG.FTS.B, 29.47%, 3/21/25 .. 1,313 1,326
992323330.UG.FTS.B, 29.47%, 3/21/25 .. 345 348
992325863.UG.FTS.B, 29.47%, 3/21/25 .. 377 375
992060043.UG.FTS.B, 29.48%, 3/21/25 .. 4 4
992081598.UG.FTS.B, 29.48%, 3/21/25 .. 889 910
992182855.UG.FTS.B, 29.48%, 3/21/25 .. 460 462
992058799.UG.FTS.B, 29.49%, 3/21/25 .. 157 158
992058890.UG.FTS.B, 29.49%, 3/21/25 .. 110 112
992059629.UG.FTS.B, 29.49%, 3/21/25 .. 1,388 1,423
992060646.UG.FTS.B, 29.49%, 3/21/25 .. 6 6
992062982.UG.FTS.B, 29.49%, 3/21/25 .. 417 55
992063003.UG.FTS.B, 29.49%, 3/21/25 .. 61 61
992063337.UG.FTS.B, 29.49%, 3/21/25 .. 577 582
992063598.UG.FTS.B, 29.49%, 3/21/25 .. 313 316
992064504.UG.FTS.B, 29.49%, 3/21/25 .. 206 211
992064616.UG.FTS.B, 29.49%, 3/21/25 .. 1,080 1,105
992065190.UG.FTS.B, 29.49%, 3/21/25 .. 333 341
992065896.UG.FTS.B, 29.49%, 3/21/25 .. 263 269
992068103.UG.FTS.B, 29.49%, 3/21/25 .. 1,984 2,025
992068136.UG.FTS.B, 29.49%, 3/21/25 .. 71 70
992069095.UG.FTS.B, 29.49%, 3/21/25 .. 1,710 1,752

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992069341.UG.FTS.B, 29.49%, 3/21/25 .. $ 2,351 $ 2,397
992071160.UG.FTS.B, 29.49%, 3/21/25 .. 114 117
992072833.UG.FTS.B, 29.49%, 3/21/25 .. 895 917
992075404.UG.FTS.B, 29.49%, 3/21/25 .. 159 161
992075660.UG.FTS.B, 29.49%, 3/21/25 .. 38 38
992077359.UG.FTS.B, 29.49%, 3/21/25 .. 220 222
992077562.UG.FTS.B, 29.49%, 3/21/25 .. 140 143
992078194.UG.FTS.B, 29.49%, 3/21/25 .. 222 227
992078307.UG.FTS.B, 29.49%, 3/21/25 .. 461 459
992079050.UG.FTS.B, 29.49%, 3/21/25 .. 165 168
992079970.UG.FTS.B, 29.49%, 3/21/25 .. 141 139
992080818.UG.FTS.B, 29.49%, 3/21/25 .. 14 14
992081940.UG.FTS.B, 29.49%, 3/21/25 .. 216 219
992084472.UG.FTS.B, 29.49%, 3/21/25 .. 612 614
992098239.UG.FTS.B, 29.49%, 3/21/25 .. 139 140
992105760.UG.FTS.B, 29.49%, 3/21/25 .. 3 3
992106350.UG.FTS.B, 29.49%, 3/21/25 .. 430 286
992106941.UG.FTS.B, 29.49%, 3/21/25 .. 127 130
992107509.UG.FTS.B, 29.49%, 3/21/25 .. 113 8
992114467.UG.FTS.B, 29.49%, 3/21/25 .. 152 152
992115135.UG.FTS.B, 29.49%, 3/21/25 .. 38 38
992115851.UG.FTS.B, 29.49%, 3/21/25 .. 260 266
992128833.UG.FTS.B, 29.49%, 3/21/25 .. 154 155
992129802.UG.FTS.B, 29.49%, 3/21/25 .. 1,302 1,330
992146320.UG.FTS.B, 29.49%, 3/21/25 .. 315 321
992149772.UG.FTS.B, 29.49%, 3/21/25 .. 669 685
992153825.UG.FTS.B, 29.49%, 3/21/25 .. 53 54
992154745.UG.FTS.B, 29.49%, 3/21/25 .. 78 78
992214483.UG.FTS.B, 29.49%, 3/21/25 .. 234 237
992214766.UG.FTS.B, 29.49%, 3/21/25 .. 43 43
992226859.UG.FTS.B, 29.49%, 3/21/25 .. 209 209
992235469.UG.FTS.B, 29.49%, 3/21/25 .. 1,044 1,057
992250199.UG.FTS.B, 29.49%, 3/21/25 .. 40 41
992264591.UG.FTS.B, 29.49%, 3/21/25 .. 279 280
992300395.UG.FTS.B, 29.49%, 3/21/25 .. 1,665 1,684
992306353.UG.FTS.B, 29.49%, 3/21/25 .. 145 145
992323187.UG.FTS.B, 29.49%, 3/21/25 .. 63 64
992328652.UG.FTS.B, 29.49%, 3/21/25 .. 95 98
992328703.UG.FTS.B, 29.49%, 3/21/25 .. 49 50
992329433.UG.FTS.B, 29.49%, 3/21/25 .. 180 180
992335983.UG.FTS.B, 29.49%, 3/21/25 .. 351 355
992162625.UG.FTS.B, 16.99%, 3/22/25 .. 129 132
992076943.UG.FTS.B, 19.46%, 3/22/25 .. 696 713
992073767.UG.FTS.B, 19.99%, 3/22/25 .. 78 79
992073990.UG.FTS.B, 19.99%, 3/22/25 .. 2,787 2,857
992079798.UG.FTS.B, 19.99%, 3/22/25 .. 55 56
992084950.UG.FTS.B, 19.99%, 3/22/25 .. 788 809
992104704.UG.FTS.B, 19.99%, 3/22/25 .. 119 119
992137955.UG.FTS.B, 19.99%, 3/22/25 .. 1,487 182
992343737.UG.FTS.B, 19.99%, 3/22/25 .. 199 202
992273958.UG.FTS.B, 27.95%, 3/22/25 .. 133 133
992086823.UG.FTS.B, 27.99%, 3/22/25 .. 478 476
992108469.UG.FTS.B, 27.99%, 3/22/25 .. 369 377
992078349.UG.FTS.B, 28.98%, 3/22/25 .. 2,408 2,472
992079984.UG.FTS.B, 28.98%, 3/22/25 .. 2,415 2,478
992081751.UG.FTS.B, 28.98%, 3/22/25 .. 135 18
992084233.UG.FTS.B, 28.98%, 3/22/25 .. 1,511 1,550
992098649.UG.FTS.B, 28.98%, 3/22/25 .. 387 393
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992108895.UG.FTS.B, 28.98%, 3/22/25 .. $ 321 $ 329
992127587.UG.FTS.B, 28.98%, 3/22/25 .. 441 452
992141907.UG.FTS.B, 28.98%, 3/22/25 .. 213 217
992286939.UG.FTS.B, 28.98%, 3/22/25 .. 12 12
992291803.UG.FTS.B, 28.98%, 3/22/25 .. 378 383
992307933.UG.FTS.B, 28.98%, 3/22/25 .. 108 111
992335185.UG.FTS.B, 28.98%, 3/22/25 .. 42 42
992344205.UG.FTS.B, 28.98%, 3/22/25 .. 14 14
992344443.UG.FTS.B, 28.98%, 3/22/25 .. 69 68
992078127.UG.FTS.B, 29.45%, 3/22/25 .. 104 104
992078559.UG.FTS.B, 29.45%, 3/22/25 .. 503 516
992076170.UG.FTS.B, 29.46%, 3/22/25 .. 495 507
992097805.UG.FTS.B, 29.46%, 3/22/25 .. 3,913 4,004
992116757.UG.FTS.B, 29.46%, 3/22/25 .. 248 246
992255200.UG.FTS.B, 29.46%, 3/22/25 .. 34 35
992068177.UG.FTS.B, 29.47%, 3/22/25 .. 1,563 1,602
992069850.UG.FTS.B, 29.47%, 3/22/25 .. 219 219
992076323.UG.FTS.B, 29.47%, 3/22/25 .. 2,438 2,496
992343062.UG.FTS.B, 29.47%, 3/22/25 .. 60 61
992074908.UG.FTS.B, 29.48%, 3/22/25 .. 454 462
992081607.UG.FTS.B, 29.48%, 3/22/25 .. 1,987 1,979
992204783.UG.FTS.B, 29.48%, 3/22/25 .. 1,879 1,889
992070668.UG.FTS.B, 29.49%, 3/22/25 .. 516 527
992070936.UG.FTS.B, 29.49%, 3/22/25 .. 55 55
992071257.UG.FTS.B, 29.49%, 3/22/25 .. 343 341
992071355.UG.FTS.B, 29.49%, 3/22/25 .. 49 49
992080198.UG.FTS.B, 29.49%, 3/22/25 .. 42 43
992080495.UG.FTS.B, 29.49%, 3/22/25 .. 332 331
992081357.UG.FTS.B, 29.49%, 3/22/25 .. 683 700
992082023.UG.FTS.B, 29.49%, 3/22/25 .. 238 244
992084032.UG.FTS.B, 29.49%, 3/22/25 .. 1,225 1,237
992085704.UG.FTS.B, 29.49%, 3/22/25 .. 306 312
992087255.UG.FTS.B, 29.49%, 3/22/25 .. 31 31
992097501.UG.FTS.B, 29.49%, 3/22/25 .. 824 833
992099589.UG.FTS.B, 29.49%, 3/22/25 .. 2,516 2,576
992099977.UG.FTS.B, 29.49%, 3/22/25 .. 151 155
992100390.UG.FTS.B, 29.49%, 3/22/25 .. 155 156
992120980.UG.FTS.B, 29.49%, 3/22/25 .. 583 595
992135888.UG.FTS.B, 29.49%, 3/22/25 .. 661 652
992140314.UG.FTS.B, 29.49%, 3/22/25 .. 543 557
992147471.UG.FTS.B, 29.49%, 3/22/25 .. 647 663
992161706.UG.FTS.B, 29.49%, 3/22/25 .. 429 440
992192981.UG.FTS.B, 29.49%, 3/22/25 .. 795 811
992230870.UG.FTS.B, 29.49%, 3/22/25 .. 154 157
992290277.UG.FTS.B, 29.49%, 3/22/25 .. 101 103
992326412.UG.FTS.B, 29.49%, 3/22/25 .. 1,069 1,079
992329301.UG.FTS.B, 29.49%, 3/22/25 .. 166 168
992332963.UG.FTS.B, 29.49%, 3/22/25 .. 148 149
992334799.UG.FTS.B, 29.49%, 3/22/25 .. 93 95
992337599.UG.FTS.B, 29.49%, 3/22/25 .. 14 14
992338026.UG.FTS.B, 29.49%, 3/22/25 .. 34 34
992343538.UG.FTS.B, 29.49%, 3/22/25 .. 21 21
992344234.UG.FTS.B, 29.49%, 3/22/25 .. 205 208
992344840.UG.FTS.B, 29.49%, 3/22/25 .. 194 197
992344945.UG.FTS.B, 29.49%, 3/22/25 .. 40 41
992203745.UG.FTS.B, 14%, 3/23/25 ..... 606 622
992086808.UG.FTS.B, 15.97%, 3/23/25 .. 114 116
992075269.UG.FTS.B, 16.99%, 3/23/25 .. 360 371

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992090809.UG.FTS.B, 16.99%, 3/23/25 .. $ 3,302 $ 3,392
992091051.UG.FTS.B, 18.97%, 3/23/25 .. 1,893 1,943
992103353.UG.FTS.B, 18.97%, 3/23/25 .. 1,961 2,008
992294593.UG.FTS.B, 18.97%, 3/23/25 .. 904 921
992088508.UG.FTS.B, 19.21%, 3/23/25 .. 2,465 2,528
992091709.UG.FTS.B, 19.8%, 3/23/25 ... 859 862
992075322.UG.FTS.B, 19.99%, 3/23/25 .. 254 260
992075525.UG.FTS.B, 19.99%, 3/23/25 .. 56 57
992076512.UG.FTS.B, 19.99%, 3/23/25 .. 653 671
992076886.UG.FTS.B, 19.99%, 3/23/25 .. 1,310 1,345
992077008.UG.FTS.B, 19.99%, 3/23/25 .. 109 112
992078517.UG.FTS.B, 19.99%, 3/23/25 .. 2,397 2,460
992078735.UG.FTS.B, 19.99%, 3/23/25 .. 54 53
992079405.UG.FTS.B, 19.99%, 3/23/25 .. 95 94
992080903.UG.FTS.B, 19.99%, 3/23/25 .. 94 96
992081422.UG.FTS.B, 19.99%, 3/23/25 .. 44 45
992081612.UG.FTS.B, 19.99%, 3/23/25 .. 213 218
992081764.UG.FTS.B, 19.99%, 3/23/25 .. 126 129
992083199.UG.FTS.B, 19.99%, 3/23/25 .. 903 927
992083363.UG.FTS.B, 19.99%, 3/23/25 .. 313 315
992083581.UG.FTS.B, 19.99%, 3/23/25 .. 134 134
992083656.UG.FTS.B, 19.99%, 3/23/25 .. 24 24
992084160.UG.FTS.B, 19.99%, 3/23/25 .. 102 104
992084678.UG.FTS.B, 19.99%, 3/23/25 .. 228 235
992085309.UG.FTS.B, 19.99%, 3/23/25 .. 314 322
992085945.UG.FTS.B, 19.99%, 3/23/25 .. 113 116
992085973.UG.FTS.B, 19.99%, 3/23/25 .. 308 311
992086106.UG.FTS.B, 19.99%, 3/23/25 .. 365 365
992094446.UG.FTS.B, 19.99%, 3/23/25 .. 459 467
992094531.UG.FTS.B, 19.99%, 3/23/25 .. 313 321
992099319.UG.FTS.B, 19.99%, 3/23/25 .. 398 409
992100188.UG.FTS.B, 19.99%, 3/23/25 .. 738 754
992103634.UG.FTS.B, 19.99%, 3/23/25 .. 2,040 2,055
992107336.UG.FTS.B, 19.99%, 3/23/25 .. 396 401
992111582.UG.FTS.B, 19.99%, 3/23/25 .. 133 137
992112198.UG.FTS.B, 19.99%, 3/23/25 .. 284 292
992114995.UG.FTS.B, 19.99%, 3/23/25 .. 370 380
992115131.UG.FTS.B, 19.99%, 3/23/25 .. 339 349
992118648.UG.FTS.B, 19.99%, 3/23/25 .. 757 778
992120079.UG.FTS.B, 19.99%, 3/23/25 .. 273 280
992121043.UG.FTS.B, 19.99%, 3/23/25 .. 4 4
992138533.UG.FTS.B, 19.99%, 3/23/25 .. 909 933
992139407.UG.FTS.B, 19.99%, 3/23/25 .. 552 567
992141420.UG.FTS.B, 19.99%, 3/23/25 .. 491 504
992142525.UG.FTS.B, 19.99%, 3/23/25 .. 33 34
992143324.UG.FTS.B, 19.99%, 3/23/25 .. 24 24
992143453.UG.FTS.B, 19.99%, 3/23/25 .. 1,230 1,235
992147171.UG.FTS.B, 19.99%, 3/23/25 .. 832 855
992147344.UG.FTS.B, 19.99%, 3/23/25 .. 549 563
992149031.UG.FTS.B, 19.99%, 3/23/25 .. 928 954
992153089.UG.FTS.B, 19.99%, 3/23/25 .. 252 258
992167385.UG.FTS.B, 19.99%, 3/23/25 .. 57 57
992172315.UG.FTS.B, 19.99%, 3/23/25 .. 2,294 2,325
992178935.UG.FTS.B, 19.99%, 3/23/25 .. 247 254
992183886.UG.FTS.B, 19.99%, 3/23/25 .. 165 169
992194868.UG.FTS.B, 19.99%, 3/23/25 .. 1,284 1,318
992195626.UG.FTS.B, 19.99%, 3/23/25 .. 14 14
992202659.UG.FTS.B, 19.99%, 3/23/25 .. 73 74
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992205953.UG.FTS.B, 19.99%, 3/23/25 .. $ 129 $ 133
992214478.UG.FTS.B, 19.99%, 3/23/25 .. 203 208
992219711.UG.FTS.B, 19.99%, 3/23/25 .. 210 214
992222259.UG.FTS.B, 19.99%, 3/23/25 .. 451 463
992222263.UG.FTS.B, 19.99%, 3/23/25 .. 1,701 1,746
992229695.UG.FTS.B, 19.99%, 3/23/25 .. 324 332
992236011.UG.FTS.B, 19.99%, 3/23/25 .. 187 186
992236081.UG.FTS.B, 19.99%, 3/23/25 .. 21 21
992238279.UG.FTS.B, 19.99%, 3/23/25 .. 329 338
992244217.UG.FTS.B, 19.99%, 3/23/25 .. 70 71
992252533.UG.FTS.B, 19.99%, 3/23/25 .. 53 54
992266504.UG.FTS.B, 19.99%, 3/23/25 .. 84 85
992269954.UG.FTS.B, 19.99%, 3/23/25 .. 39 39
992278843.UG.FTS.B, 19.99%, 3/23/25 .. 238 241
992284656.UG.FTS.B, 19.99%, 3/23/25 .. 559 573
992287768.UG.FTS.B, 19.99%, 3/23/25 .. 78 79
992292212.UG.FTS.B, 19.99%, 3/23/25 .. 568 565
992320759.UG.FTS.B, 19.99%, 3/23/25 .. 136 138
992321872.UG.FTS.B, 19.99%, 3/23/25 .. 210 213
992322194.UG.FTS.B, 19.99%, 3/23/25 .. 419 418
992326552.UG.FTS.B, 19.99%, 3/23/25 .. 362 359
992330298.UG.FTS.B, 19.99%, 3/23/25 .. 198 200
992343628.UG.FTS.B, 19.99%, 3/23/25 .. 37 37
992092690.UG.FTS.B, 20.45%, 3/23/25 .. 4,269 4,364
992090458.UG.FTS.B, 20.46%, 3/23/25 .. 3,320 3,401
992090727.UG.FTS.B, 20.46%, 3/23/25 .. 1,982 240
992090758.UG.FTS.B, 20.46%, 3/23/25 .. 3,320 3,402
992090811.UG.FTS.B, 20.46%, 3/23/25 .. 368 371
992092369.UG.FTS.B, 20.46%, 3/23/25 .. 496 501
992117378.UG.FTS.B, 20.46%, 3/23/25 .. 1,410 1,432
992124177.UG.FTS.B, 20.46%, 3/23/25 .. 773 788
992160153.UG.FTS.B, 20.46%, 3/23/25 .. 42 42
992169308.UG.FTS.B, 20.46%, 3/23/25 .. 54 55
992086684.UG.FTS.B, 20.97%, 3/23/25 .. 156 157
992089155.UG.FTS.B, 20.97%, 3/23/25 .. 719 734
992090999.UG.FTS.B, 20.97%, 3/23/25 .. 1,899 1,944
992091282.UG.FTS.B, 20.97%, 3/23/25 .. 1,725 1,766
992090598.UG.FTS.B, 21.46%, 3/23/25 .. 992 121
992091418.UG.FTS.B, 21.46%, 3/23/25 .. 950 971
992092560.UG.FTS.B, 21.46%, 3/23/25 .. 2,375 2,428
992085850.UG.FTS.B, 21.98%, 3/23/25 .. 226 227
992092299.UG.FTS.B, 21.98%, 3/23/25 .. 2,377 2,430
992092477.UG.FTS.B, 22.95%, 3/23/25 .. 5,237 5,343
992141606.UG.FTS.B, 22.95%, 3/23/25 .. 275 277
992087130.UG.FTS.B, 22.97%, 3/23/25 .. 142 146
992091111.UG.FTS.B, 22.97%, 3/23/25 ... 160 160
992092328.UG.FTS.B, 22.97%, 3/23/25 .. 1,521 1,532
992092848.UG.FTS.B, 22.97%, 3/23/25 .. 3,885 3,969
992101029.UG.FTS.B, 22.97%, 3/23/25 .. 98 100
992124027.UG.FTS.B, 22.97%, 3/23/25 .. 571 578
992082054.UG.FTS.B, 23.95%, 3/23/25 .. 1,034 1,052
992090255.UG.FTS.B, 23.95%, 3/23/25 .. 954 973
992092596.UG.FTS.B, 23.95%, 3/23/25 .. 2,861 2,919
992260213.UG.FTS.B, 23.95%, 3/23/25 .. 156 158
992150275.UG.FTS.B, 24.95%, 3/23/25 .. 29 29
992350403.UG.FTS.B, 26.46%, 3/23/25 .. 188 190
992163725.UG.FTS.B, 26.48%, 3/23/25 .. 91 92
992299793.UG.FTS.B, 26.48%, 3/23/25 .. 133 134

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992212122.UG.FTS.B, 26.49%, 3/23/25 .. $ 5 $ 5
992090527.UG.FTS.B, 26.94%, 3/23/25 .. 5,268 5,365
992092866.UG.FTS.B, 26.94%, 3/23/25 .. 3,236 3,289
992083181.UG.FTS.B, 27.95%, 3/23/25 .. 739 755
992085697.UG.FTS.B, 27.95%, 3/23/25 .. 624 640
992127996.UG.FTS.B, 27.95%, 3/23/25 .. 276 282
992172446.UG.FTS.B, 27.95%, 3/23/25 .. 148 152
992173950.UG.FTS.B, 27.95%, 3/23/25 .. 87 88
992227551.UG.FTS.B, 27.95%, 3/23/25 .. 556 566
992248785.UG.FTS.B, 27.95%, 3/23/25 .. 356 356
992253697.UG.FTS.B, 27.95%, 3/23/25 .. 2,239 2,274
992261412.UG.FTS.B, 27.95%, 3/23/25 .. 340 348
992304750.UG.FTS.B, 27.95%, 3/23/25 .. 72 73
992318374.UG.FTS.B, 27.95%, 3/23/25 .. 155 157
992077255.UG.FTS.B, 27.99%, 3/23/25 .. 16 16
992087053.UG.FTS.B, 27.99%, 3/23/25 .. 368 375
992105305.UG.FTS.B, 27.99%, 3/23/25 .. 22 4
992112798.UG.FTS.B, 27.99%, 3/23/25 .. 316 324
992125133.UG.FTS.B, 27.99%, 3/23/25 .. 1,072 1,100
992162696.UG.FTS.B, 27.99%, 3/23/25 .. 262 266
992198306.UG.FTS.B, 27.99%, 3/23/25 .. 62 63
992214809.UG.FTS.B, 27.99%, 3/23/25 .. 207 212
992075303.UG.FTS.B, 28.98%, 3/23/25 .. 706 704
992075756.UG.FTS.B, 28.98%, 3/23/25 .. 53 54
992076138.UG.FTS.B, 28.98%, 3/23/25 .. 162 166
992076291.UG.FTS.B, 28.98%, 3/23/25 .. 1,291 1,325
992076402.UG.FTS.B, 28.98%, 3/23/25 .. 516 528
992078321.UG.FTS.B, 28.98%, 3/23/25 .. 479 485
992079168.UG.FTS.B, 28.98%, 3/23/25 .. 27 27
992079545.UG.FTS.B, 28.98%, 3/23/25 .. 1,403 1,441
992079604.UG.FTS.B, 28.98%, 3/23/25 .. 821 843
992079682.UG.FTS.B, 28.98%, 3/23/25 .. 817 838
992079769.UG.FTS.B, 28.98%, 3/23/25 .. 69 70
992080285.UG.FTS.B, 28.98%, 3/23/25 .. 65 66
992080510.UG.FTS.B, 28.98%, 3/23/25 .. 1,212 1,228
992080652.UG.FTS.B, 28.98%, 3/23/25 .. 237 240
992081008.UG.FTS.B, 28.98%, 3/23/25 .. 222 224
992081108.UG.FTS.B, 28.98%, 3/23/25 .. 309 317
992081152.UG.FTS.B, 28.98%, 3/23/25 .. 129 132
992081513.UG.FTS.B, 28.98%, 3/23/25 .. 128 131
992082410.UG.FTS.B, 28.98%, 3/23/25 .. 1,368 1,404
992082547.UG.FTS.B, 28.98%, 3/23/25 .. 400 410
992083164.UG.FTS.B, 28.98%, 3/23/25 .. 166 171
992083970.UG.FTS.B, 28.98%, 3/23/25 .. 44 45
992084453.UG.FTS.B, 28.98%, 3/23/25 .. 157 161
992084875.UG.FTS.B, 28.98%, 3/23/25 .. 1,139 1,153
992084885.UG.FTS.B, 28.98%, 3/23/25 .. 453 462
992085130.UG.FTS.B, 28.98%, 3/23/25 .. 415 420
992085160.UG.FTS.B, 28.98%, 3/23/25 .. 375 380
992085334.UG.FTS.B, 28.98%, 3/23/25 .. 379 387
992086032.UG.FTS.B, 28.98%, 3/23/25 .. 85 87
992086081.UG.FTS.B, 28.98%, 3/23/25 .. 12 12
992086210.UG.FTS.B, 28.98%, 3/23/25 .. 1,848 1,898
992086215.UG.FTS.B, 28.98%, 3/23/25 .. 149 149
992086845.UG.FTS.B, 28.98%, 3/23/25 .. 317 326
992086893.UG.FTS.B, 28.98%, 3/23/25 .. 76 76
992087922.UG.FTS.B, 28.98%, 3/23/25 .. 2,813 2,890
992088137.UG.FTS.B, 28.98%, 3/23/25 .. 16 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992090010.UG.FTS.B, 28.98%, 3/23/25 .. $ 88 $ 90
992090503.UG.FTS.B, 28.98%, 3/23/25 .. 105 107
992090532.UG.FTS.B, 28.98%, 3/23/25 .. 214 219
992090957.UG.FTS.B, 28.98%, 3/23/25 .. 343 352
992093069.UG.FTS.B, 28.98%, 3/23/25 .. 189 194
992093517.UG.FTS.B, 28.98%, 3/23/25 .. 176 179
992096019.UG.FTS.B, 28.98%, 3/23/25 .. 33 33
992096338.UG.FTS.B, 28.98%, 3/23/25 .. 77 76
992096907.UG.FTS.B, 28.98%, 3/23/25 .. 84 84
992099728.UG.FTS.B, 28.98%, 3/23/25 .. 143 147
992101005.UG.FTS.B, 28.98%, 3/23/25 .. 118 121
992101185.UG.FTS.B, 28.98%, 3/23/25 .. 11 11
992101186.UG.FTS.B, 28.98%, 3/23/25 .. 82 84
992101195.UG.FTS.B, 28.98%, 3/23/25 .. 234 156
992101791.UG.FTS.B, 28.98%, 3/23/25 .. 288 296
992103758.UG.FTS.B, 28.98%, 3/23/25 .. 176 180
992104370.UG.FTS.B, 28.98%, 3/23/25 .. 1,151 1,182
992104536.UG.FTS.B, 28.98%, 3/23/25 .. 311 319
992105037.UG.FTS.B, 28.98%, 3/23/25 .. 53 54
992105540.UG.FTS.B, 28.98%, 3/23/25 .. 1,758 1,786
992106833.UG.FTS.B, 28.98%, 3/23/25 .. 22 22
992107183.UG.FTS.B, 28.98%, 3/23/25 .. 1,145 1,175
992107324.UG.FTS.B, 28.98%, 3/23/25 .. 615 613
992107439.UG.FTS.B, 28.98%, 3/23/25 .. 1,493 1,511
992107475.UG.FTS.B, 28.98%, 3/23/25 .. 9 9
992107518.UG.FTS.B, 28.98%, 3/23/25 .. 41 42
992108060.UG.FTS.B, 28.98%, 3/23/25 .. 169 12
992108583.UG.FTS.B, 28.98%, 3/23/25 .. 329 332
992108823.UG.FTS.B, 28.98%, 3/23/25 .. 30 31
992110348.UG.FTS.B, 28.98%, 3/23/25 .. 532 547
992111381.UG.FTS.B, 28.98%, 3/23/25 .. 330 339
992111474.UG.FTS.B, 28.98%, 3/23/25 .. 42 43
992112512.UG.FTS.B, 28.98%, 3/23/25 .. 575 591
992114867.UG.FTS.B, 28.98%, 3/23/25 .. 93 96
992114886.UG.FTS.B, 28.98%, 3/23/25 .. 861 884
992115078.UG.FTS.B, 28.98%, 3/23/25 .. 156 161
992116147.UG.FTS.B, 28.98%, 3/23/25 .. 51 52
992118057.UG.FTS.B, 28.98%, 3/23/25 .. 155 159
992118781.UG.FTS.B, 28.98%, 3/23/25 .. 21 22
992119188.UG.FTS.B, 28.98%, 3/23/25 .. 60 61
992119937.UG.FTS.B, 28.98%, 3/23/25 .. 30 31
992120216.UG.FTS.B, 28.98%, 3/23/25 .. 232 238
992121451.UG.FTS.B, 28.98%, 3/23/25 .. 551 564
992121578.UG.FTS.B, 28.98%, 3/23/25 .. 55 56
992123440.UG.FTS.B, 28.98%, 3/23/25 .. 1,438 1,457
992124776.UG.FTS.B, 28.98%, 3/23/25 .. 161 165
992124813.UG.FTS.B, 28.98%, 3/23/25 .. 60 61
992125921.UG.FTS.B, 28.98%, 3/23/25 .. 287 285
992125987.UG.FTS.B, 28.98%, 3/23/25 .. 251 257
992126884.UG.FTS.B, 28.98%, 3/23/25 .. 105 107
992127863.UG.FTS.B, 28.98%, 3/23/25 .. 112 114
992128305.UG.FTS.B, 28.98%, 3/23/25 .. 430 433
992128896.UG.FTS.B, 28.98%, 3/23/25 .. 318 317
992129330.UG.FTS.B, 28.98%, 3/23/25 .. 177 182
992130317.UG.FTS.B, 28.98%, 3/23/25 .. 156 157
992131302.UG.FTS.B, 28.98%, 3/23/25 .. 93 96
992134836.UG.FTS.B, 28.98%, 3/23/25 .. 211 215
992136112.UG.FTS.B, 28.98%, 3/23/25 .. 386 396

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992137881.UG.FTS.B, 28.98%, 3/23/25 .. $ 1,423 $ 1,461
992139508.UG.FTS.B, 28.98%, 3/23/25 .. 5 5
992139646.UG.FTS.B, 28.98%, 3/23/25 .. 243 249
992139852.UG.FTS.B, 28.98%, 3/23/25 .. 696 704
992139915.UG.FTS.B, 28.98%, 3/23/25 .. 663 681
992140527.UG.FTS.B, 28.98%, 3/23/25 .. 17 17
992141070.UG.FTS.B, 28.98%, 3/23/25 .. 652 667
992141770.UG.FTS.B, 28.98%, 3/23/25 .. 1,005 1,027
992142185.UG.FTS.B, 28.98%, 3/23/25 .. 1,433 1,448
992142312.UG.FTS.B, 28.98%, 3/23/25 .. 213 219
992143653.UG.FTS.B, 28.98%, 3/23/25 .. 135 138
992144273.UG.FTS.B, 28.98%, 3/23/25 .. 65 65
992146339.UG.FTS.B, 28.98%, 3/23/25 .. 87 89
992147720.UG.FTS.B, 28.98%, 3/23/25 .. 44 45
992148319.UG.FTS.B, 28.98%, 3/23/25 .. 402 413
992149369.UG.FTS.B, 28.98%, 3/23/25 .. 854 875
992152825.UG.FTS.B, 28.98%, 3/23/25 .. 586 601
992153966.UG.FTS.B, 28.98%, 3/23/25 .. 195 198
992154235.UG.FTS.B, 28.98%, 3/23/25 .. 17 17
992154713.UG.FTS.B, 28.98%, 3/23/25 .. 90 92
992155358.UG.FTS.B, 28.98%, 3/23/25 .. 955 981
992157056.UG.FTS.B, 28.98%, 3/23/25 .. 1,419 1,456
992157302.UG.FTS.B, 28.98%, 3/23/25 .. 191 196
992159141.UG.FTS.B, 28.98%, 3/23/25 .. 476 489
992159396.UG.FTS.B, 28.98%, 3/23/25 .. 1,622 1,665
992160027.UG.FTS.B, 28.98%, 3/23/25 .. 41 42
992160458.UG.FTS.B, 28.98%, 3/23/25 .. 6 6
992161777.UG.FTS.B, 28.98%, 3/23/25 .. 374 379
992162084.UG.FTS.B, 28.98%, 3/23/25 .. 311 319
992162426.UG.FTS.B, 28.98%, 3/23/25 .. 146 150
992162455.UG.FTS.B, 28.98%, 3/23/25 .. 250 33
992162491.UG.FTS.B, 28.98%, 3/23/25 .. 176 177
992163405.UG.FTS.B, 28.98%, 3/23/25 .. 8 8
992163634.UG.FTS.B, 28.98%, 3/23/25 .. 257 264
992163686.UG.FTS.B, 28.98%, 3/23/25 .. 840 863
992164402.UG.FTS.B, 28.98%, 3/23/25 .. 156 20
992164596.UG.FTS.B, 28.98%, 3/23/25 .. 560 574
992165576.UG.FTS.B, 28.98%, 3/23/25 .. 198 201
992165895.UG.FTS.B, 28.98%, 3/23/25 .. 883 905
992165944.UG.FTS.B, 28.98%, 3/23/25 .. 209 212
992165998.UG.FTS.B, 28.98%, 3/23/25 .. 172 176
992174066.UG.FTS.B, 28.98%, 3/23/25 .. 2,393 2,454
992175330.UG.FTS.B, 28.98%, 3/23/25 .. 574 589
992176357.UG.FTS.B, 28.98%, 3/23/25 .. 4,759 4,822
992176589.UG.FTS.B, 28.98%, 3/23/25 .. 382 392
992177492.UG.FTS.B, 28.98%, 3/23/25 .. 700 452
992178085.UG.FTS.B, 28.98%, 3/23/25 .. 86 88
992178200.UG.FTS.B, 28.98%, 3/23/25 .. 162 165
992178743.UG.FTS.B, 28.98%, 3/23/25 .. 33 33
992180648.UG.FTS.B, 28.98%, 3/23/25 .. 346 350
992181499.UG.FTS.B, 28.98%, 3/23/25 .. 93 95
992183613.UG.FTS.B, 28.98%, 3/23/25 .. 1,119 1,149
992185135.UG.FTS.B, 28.98%, 3/23/25 .. 953 979
992185248.UG.FTS.B, 28.98%, 3/23/25 .. 672 671
992190502.UG.FTS.B, 28.98%, 3/23/25 .. 1,400 1,435
992191788.UG.FTS.B, 28.98%, 3/23/25 .. 86 88
992195011.UG.FTS.B, 28.98%, 3/23/25 .. 290 293
992200304.UG.FTS.B, 28.98%, 3/23/25 .. 459 470
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992200336.UG.FTS.B, 28.98%, 3/23/25 .. $ 70 $ 71
992202654.UG.FTS.B, 28.98%, 3/23/25 .. 55 56
992207502.UG.FTS.B, 28.98%, 3/23/25 .. 8 8
992208856.UG.FTS.B, 28.98%, 3/23/25 .. 215 220
992209732.UG.FTS.B, 28.98%, 3/23/25 .. 291 299
992209918.UG.FTS.B, 28.98%, 3/23/25 .. 285 288
992210795.UG.FTS.B, 28.98%, 3/23/25 .. 316 325
992215052.UG.FTS.B, 28.98%, 3/23/25 .. 278 286
992215525.UG.FTS.B, 28.98%, 3/23/25 .. 152 156
992215904.UG.FTS.B, 28.98%, 3/23/25 .. 201 203
992216680.UG.FTS.B, 28.98%, 3/23/25 .. 910 931
992217550.UG.FTS.B, 28.98%, 3/23/25 .. 249 255
992218353.UG.FTS.B, 28.98%, 3/23/25 .. 1,897 1,947
992218821.UG.FTS.B, 28.98%, 3/23/25 .. 1,900 1,950
992219959.UG.FTS.B, 28.98%, 3/23/25 .. 800 58
992221459.UG.FTS.B, 28.98%, 3/23/25 .. 475 487
992221788.UG.FTS.B, 28.98%, 3/23/25 .. 238 244
992223285.UG.FTS.B, 28.98%, 3/23/25 .. 154 158
992223486.UG.FTS.B, 28.98%, 3/23/25 .. 584 583
992225465.UG.FTS.B, 28.98%, 3/23/25 .. 1,175 1,205
992228636.UG.FTS.B, 28.98%, 3/23/25 .. 1,042 1,069
992232910.UG.FTS.B, 28.98%, 3/23/25 .. 72 73
992235312.UG.FTS.B, 28.98%, 3/23/25 .. 119 122
992238923.UG.FTS.B, 28.98%, 3/23/25 .. 130 (2)
992239108.UG.FTS.B, 28.98%, 3/23/25 .. 932 955
992239228.UG.FTS.B, 28.98%, 3/23/25 .. 190 195
992240272.UG.FTS.B, 28.98%, 3/23/25 .. 1,570 1,587
992240553.UG.FTS.B, 28.98%, 3/23/25 .. 323 328
992246561.UG.FTS.B, 28.98%, 3/23/25 .. 116 116
992252962.UG.FTS.B, 28.98%, 3/23/25 .. 59 60
992257313.UG.FTS.B, 28.98%, 3/23/25 .. 663 681
992263548.UG.FTS.B, 28.98%, 3/23/25 .. 15 15
992265307.UG.FTS.B, 28.98%, 3/23/25 .. 431 442
992273034.UG.FTS.B, 28.98%, 3/23/25 .. 483 497
992273158.UG.FTS.B, 28.98%, 3/23/25 .. 626 410
992273659.UG.FTS.B, 28.98%, 3/23/25 .. 54 55
992274083.UG.FTS.B, 28.98%, 3/23/25 .. 262 269
992274821.UG.FTS.B, 28.98%, 3/23/25 .. 6 6
992277450.UG.FTS.B, 28.98%, 3/23/25 .. 312 321
992278239.UG.FTS.B, 28.98%, 3/23/25 .. 53 54
992278830.UG.FTS.B, 28.98%, 3/23/25 .. 1,228 1,260
992280888.UG.FTS.B, 28.98%, 3/23/25 .. 122 125
992283550.UG.FTS.B, 28.98%, 3/23/25 .. 77 11
992284119.UG.FTS.B, 28.98%, 3/23/25 .. 473 479
992286457.UG.FTS.B, 28.98%, 3/23/25 .. 586 594
992288927.UG.FTS.B, 28.98%, 3/23/25 .. 53 54
992288941.UG.FTS.B, 28.98%, 3/23/25 .. 156 156
992289441.UG.FTS.B, 28.98%, 3/23/25 .. 3,315 3,359
992292344.UG.FTS.B, 28.98%, 3/23/25 .. 249 252
992293740.UG.FTS.B, 28.98%, 3/23/25 .. 193 197
992294029.UG.FTS.B, 28.98%, 3/23/25 .. 236 239
992295903.UG.FTS.B, 28.98%, 3/23/25 .. 317 320
992300829.UG.FTS.B, 28.98%, 3/23/25 .. 522 529
992302367.UG.FTS.B, 28.98%, 3/23/25 .. 165 168
992302424.UG.FTS.B, 28.98%, 3/23/25 .. 472 478
992302544.UG.FTS.B, 28.98%, 3/23/25 .. 92 94
992304763.UG.FTS.B, 28.98%, 3/23/25 .. 113 114
992306293.UG.FTS.B, 28.98%, 3/23/25 .. 188 189

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992310160.UG.FTS.B, 28.98%, 3/23/25 .. $ 1,271 $ 1,287
992312284.UG.FTS.B, 28.98%, 3/23/25 .. 236 239
992312443.UG.FTS.B, 28.98%, 3/23/25 .. 3,206 3,249
992314377.UG.FTS.B, 28.98%, 3/23/25 .. 43 44
992318692.UG.FTS.B, 28.98%, 3/23/25 .. 1,187 1,203
992320318.UG.FTS.B, 28.98%, 3/23/25 .. 67 68
992320518.UG.FTS.B, 28.98%, 3/23/25 .. 463 469
992321649.UG.FTS.B, 28.98%, 3/23/25 .. 918 928
992322320.UG.FTS.B, 28.98%, 3/23/25 .. 920 920
992328709.UG.FTS.B, 28.98%, 3/23/25 .. 88 90
992331794.UG.FTS.B, 28.98%, 3/23/25 .. 1,894 1,919
992332010.UG.FTS.B, 28.98%, 3/23/25 .. 56 57
992334591.UG.FTS.B, 28.98%, 3/23/25 .. 708 717
992343925.UG.FTS.B, 28.98%, 3/23/25 .. 142 142
992345339.UG.FTS.B, 28.98%, 3/23/25 .. 362 367
992346894.UG.FTS.B, 28.98%, 3/23/25 .. 470 476
992349259.UG.FTS.B, 28.98%, 3/23/25 .. 481 489
992350199.UG.FTS.B, 28.98%, 3/23/25 .. 165 12
992078334.UG.FTS.B, 29.45%, 3/23/25 .. 123 126
992079748.UG.FTS.B, 29.45%, 3/23/25 .. 94 8
992082186.UG.FTS.B, 29.45%, 3/23/25 .. 1,682 1,724
992085672.UG.FTS.B, 29.45%, 3/23/25 .. 151 155
992089374.UG.FTS.B, 29.45%, 3/23/25 .. 3,500 241
992091621.UG.FTS.B, 29.45%, 3/23/25 .. 1,922 1,974
992091676.UG.FTS.B, 29.45%, 3/23/25 .. 132 132
992092743.UG.FTS.B, 29.45%, 3/23/25 .. 1,441 1,480
992094325.UG.FTS.B, 29.45%, 3/23/25 .. 836 858
992095428.UG.FTS.B, 29.45%, 3/23/25 .. 176 180
992096825.UG.FTS.B, 29.45%, 3/23/25 .. 1,977 2,029
992103300.UG.FTS.B, 29.45%, 3/23/25 .. 106 107
992107553.UG.FTS.B, 29.45%, 3/23/25 .. 161 163
992117256.UG.FTS.B, 29.45%, 3/23/25 .. 46 7
992131203.UG.FTS.B, 29.45%, 3/23/25 .. 688 693
992135282.UG.FTS.B, 29.45%, 3/23/25 .. 70 70
992146072.UG.FTS.B, 29.45%, 3/23/25 .. 62 63
992154178.UG.FTS.B, 29.45%, 3/23/25 .. 596 612
992159199.UG.FTS.B, 29.45%, 3/23/25 .. 287 294
992219227.UG.FTS.B, 29.45%, 3/23/25 .. 475 487
992230512.UG.FTS.B, 29.45%, 3/23/25 .. 54 54
992236402.UG.FTS.B, 29.45%, 3/23/25 .. 23 23
992256363.UG.FTS.B, 29.45%, 3/23/25 .. 1,020 1,015
992260223.UG.FTS.B, 29.45%, 3/23/25 .. 114 116
992267805.UG.FTS.B, 29.45%, 3/23/25 .. 29 29
992075441.UG.FTS.B, 29.46%, 3/23/25 .. 20 20
992075500.UG.FTS.B, 29.46%, 3/23/25 .. 550 564
992075662.UG.FTS.B, 29.46%, 3/23/25 .. 153 155
992079281.UG.FTS.B, 29.46%, 3/23/25 .. 15 15
992079475.UG.FTS.B, 29.46%, 3/23/25 .. 85 87
992080779.UG.FTS.B, 29.46%, 3/23/25 .. 630 644
992082316.UG.FTS.B, 29.46%, 3/23/25 .. 101 103
992085613.UG.FTS.B, 29.46%, 3/23/25 .. 87 89
992086281.UG.FTS.B, 29.46%, 3/23/25 .. 826 848
992086883.UG.FTS.B, 29.46%, 3/23/25 .. 34 34
992088160.UG.FTS.B, 29.46%, 3/23/25 .. 87 89
992089207.UG.FTS.B, 29.46%, 3/23/25 .. 481 493
992089276.UG.FTS.B, 29.46%, 3/23/25 .. 582 597
992089817.UG.FTS.B, 29.46%, 3/23/25 .. 3,002 3,066
992098024.UG.FTS.B, 29.46%, 3/23/25 .. 49 50
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992099262.UG.FTS.B, 29.46%, 3/23/25 .. $ 121 $ 124
992105198.UG.FTS.B, 29.46%, 3/23/25 .. 1,138 1,167
992108161.UG.FTS.B, 29.46%, 3/23/25 .. 25 26
992111493.UG.FTS.B, 29.46%, 3/23/25 .. 332 333
992117026.UG.FTS.B, 29.46%, 3/23/25 .. 48 48
992120728.UG.FTS.B, 29.46%, 3/23/25 .. 122 125
992150005.UG.FTS.B, 29.46%, 3/23/25 .. 132 9
992165535.UG.FTS.B, 29.46%, 3/23/25 .. 35 36
992172097.UG.FTS.B, 29.46%, 3/23/25 .. 158 162
992176106.UG.FTS.B, 29.46%, 3/23/25 .. 1,430 1,466
992206970.UG.FTS.B, 29.46%, 3/23/25 .. 325 332
992230214.UG.FTS.B, 29.46%, 3/23/25 .. 790 810
992234329.UG.FTS.B, 29.46%, 3/23/25 .. 1,026 1,052
992236437.UG.FTS.B, 29.46%, 3/23/25 .. 609 624
992299287.UG.FTS.B, 29.46%, 3/23/25 .. 38 38
992075225.UG.FTS.B, 29.47%, 3/23/25 .. 107 110
992079962.UG.FTS.B, 29.47%, 3/23/25 .. 128 128
992084635.UG.FTS.B, 29.47%, 3/23/25 .. 12 12
992086885.UG.FTS.B, 29.47%, 3/23/25 .. 1,206 160
992088108.UG.FTS.B, 29.47%, 3/23/25 .. 49 50
992089163.UG.FTS.B, 29.47%, 3/23/25 .. 953 976
992093233.UG.FTS.B, 29.47%, 3/23/25 .. 1,923 1,972
992093372.UG.FTS.B, 29.47%, 3/23/25 .. 2,884 2,958
992094849.UG.FTS.B, 29.47%, 3/23/25 .. 689 705
992096498.UG.FTS.B, 29.47%, 3/23/25 .. 230 236
992098450.UG.FTS.B, 29.47%, 3/23/25 .. 837 857
992106683.UG.FTS.B, 29.47%, 3/23/25 .. 1,949 1,995
992107951.UG.FTS.B, 29.47%, 3/23/25 .. 4 4
992108086.UG.FTS.B, 29.47%, 3/23/25 .. 122 125
992118997.UG.FTS.B, 29.47%, 3/23/25 .. 600 610
992128076.UG.FTS.B, 29.47%, 3/23/25 .. 181 185
992137878.UG.FTS.B, 29.47%, 3/23/25 .. 130 133
992138822.UG.FTS.B, 29.47%, 3/23/25 .. 33 33
992139030.UG.FTS.B, 29.47%, 3/23/25 .. 130 133
992155013.UG.FTS.B, 29.47%, 3/23/25 .. 37 38
992161959.UG.FTS.B, 29.47%, 3/23/25 .. 7 7
992173166.UG.FTS.B, 29.47%, 3/23/25 .. 89 90
992193042.UG.FTS.B, 29.47%, 3/23/25 .. 50 50
992202236.UG.FTS.B, 29.47%, 3/23/25 .. 183 187
992230065.UG.FTS.B, 29.47%, 3/23/25 .. 1,072 1,097
992233276.UG.FTS.B, 29.47%, 3/23/25 .. 233 238
992240422.UG.FTS.B, 29.47%, 3/23/25 .. 20 20
992243751.UG.FTS.B, 29.47%, 3/23/25 .. 198 26
992255619.UG.FTS.B, 29.47%, 3/23/25 .. 54 53
992286326.UG.FTS.B, 29.47%, 3/23/25 .. 113 116
992299156.UG.FTS.B, 29.47%, 3/23/25 .. 19 20
992078330.UG.FTS.B, 29.48%, 3/23/25 .. 705 722
992080605.UG.FTS.B, 29.48%, 3/23/25 .. 830 820
992086212.UG.FTS.B, 29.48%, 3/23/25 .. 70 71
992089191.UG.FTS.B, 29.48%, 3/23/25 .. 479 490
992090872.UG.FTS.B, 29.48%, 3/23/25 .. 1,285 1,315
992092155.UG.FTS.B, 29.48%, 3/23/25 .. 2,403 2,463
992100148.UG.FTS.B, 29.48%, 3/23/25 .. 572 583
992100721.UG.FTS.B, 29.48%, 3/23/25 .. 1,681 1,722
992100794.UG.FTS.B, 29.48%, 3/23/25 .. 310 317
992113544.UG.FTS.B, 29.48%, 3/23/25 .. 192 190
992115766.UG.FTS.B, 29.48%, 3/23/25 .. 323 330
992117164.UG.FTS.B, 29.48%, 3/23/25 .. 20 20

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992119153.UG.FTS.B, 29.48%, 3/23/25 .. $ 79 $ 80
992132973.UG.FTS.B, 29.48%, 3/23/25 .. 3,808 3,900
992144060.UG.FTS.B, 29.48%, 3/23/25 .. 541 554
992154029.UG.FTS.B, 29.48%, 3/23/25 .. 963 967
992173203.UG.FTS.B, 29.48%, 3/23/25 .. 37 6
992182984.UG.FTS.B, 29.48%, 3/23/25 .. 112 114
992189547.UG.FTS.B, 29.48%, 3/23/25 .. 37 38
992192496.UG.FTS.B, 29.48%, 3/23/25 .. 96 68
992197564.UG.FTS.B, 29.48%, 3/23/25 .. 31 32
992200525.UG.FTS.B, 29.48%, 3/23/25 .. 145 148
992209767.UG.FTS.B, 29.48%, 3/23/25 .. 26 26
992225919.UG.FTS.B, 29.48%, 3/23/25 .. 243 244
992233384.UG.FTS.B, 29.48%, 3/23/25 .. 133 135
992262578.UG.FTS.B, 29.48%, 3/23/25 .. 81 82
992269534.UG.FTS.B, 29.48%, 3/23/25 .. 226 231
992270543.UG.FTS.B, 29.48%, 3/23/25 .. 183 187
992298071.UG.FTS.B, 29.48%, 3/23/25 .. 615 624
992305080.UG.FTS.B, 29.48%, 3/23/25 .. 27 27
992330020.UG.FTS.B, 29.48%, 3/23/25 .. 17 17
992074995.UG.FTS.B, 29.49%, 3/23/25 .. 384 392
992075010.UG.FTS.B, 29.49%, 3/23/25 .. 97 100
992075142.UG.FTS.B, 29.49%, 3/23/25 .. 2,092 2,138
992075279.UG.FTS.B, 29.49%, 3/23/25 .. 302 310
992075849.UG.FTS.B, 29.49%, 3/23/25 .. 65 65
992075962.UG.FTS.B, 29.49%, 3/23/25 .. 215 220
992076054.UG.FTS.B, 29.49%, 3/23/25 .. 255 261
992076139.UG.FTS.B, 29.49%, 3/23/25 .. 225 231
992076192.UG.FTS.B, 29.49%, 3/23/25 .. 281 284
992076403.UG.FTS.B, 29.49%, 3/23/25 .. 192 197
992076612.UG.FTS.B, 29.49%, 3/23/25 .. 1,777 1,816
992076714.UG.FTS.B, 29.49%, 3/23/25 .. 422 432
992076958.UG.FTS.B, 29.49%, 3/23/25 .. 301 309
992077099.UG.FTS.B, 29.49%, 3/23/25 .. 352 361
992077673.UG.FTS.B, 29.49%, 3/23/25 .. 1,565 1,600
992077810.UG.FTS.B, 29.49%, 3/23/25 .. 338 347
992077892.UG.FTS.B, 29.49%, 3/23/25 .. 345 343
992077959.UG.FTS.B, 29.49%, 3/23/25 .. 475 486
992078026.UG.FTS.B, 29.49%, 3/23/25 .. 46 47
992078142.UG.FTS.B, 29.49%, 3/23/25 .. 606 616
992078817.UG.FTS.B, 29.49%, 3/23/25 .. 724 723
992079417.UG.FTS.B, 29.49%, 3/23/25 .. 688 706
992079952.UG.FTS.B, 29.49%, 3/23/25 .. 313 320
992080081.UG.FTS.B, 29.49%, 3/23/25 .. 25 2
992080086.UG.FTS.B, 29.49%, 3/23/25 .. 53 54
992080353.UG.FTS.B, 29.49%, 3/23/25 .. 378 387
992080958.UG.FTS.B, 29.49%, 3/23/25 .. 1,967 2,029
992081185.UG.FTS.B, 29.49%, 3/23/25 .. 33 33
992081338.UG.FTS.B, 29.49%, 3/23/25 .. 67 10
992081380.UG.FTS.B, 29.49%, 3/23/25 .. 79 80
992081689.UG.FTS.B, 29.49%, 3/23/25 .. 39 39
992081827.UG.FTS.B, 29.49%, 3/23/25 .. 272 279
992081938.UG.FTS.B, 29.49%, 3/23/25 .. 74 11
992082876.UG.FTS.B, 29.49%, 3/23/25 .. 118 121
992082953.UG.FTS.B, 29.49%, 3/23/25 .. 69 71
992083215.UG.FTS.B, 29.49%, 3/23/25 .. 155 159
992083817.UG.FTS.B, 29.49%, 3/23/25 .. 264 270
992083872.UG.FTS.B, 29.49%, 3/23/25 .. 2,525 2,589
992084102.UG.FTS.B, 29.49%, 3/23/25 .. 387 388
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992084707.UG.FTS.B, 29.49%, 3/23/25 .. $ 114 $ 116
992084722.UG.FTS.B, 29.49%, 3/23/25 .. 53 44
992084833.UG.FTS.B, 29.49%, 3/23/25 .. 205 209
992084835.UG.FTS.B, 29.49%, 3/23/25 .. 305 311
992085153.UG.FTS.B, 29.49%, 3/23/25 .. 4,742 4,859
992085314.UG.FTS.B, 29.49%, 3/23/25 .. 115 116
992085395.UG.FTS.B, 29.49%, 3/23/25 .. 113 116
992085405.UG.FTS.B, 29.49%, 3/23/25 .. 52 52
992085601.UG.FTS.B, 29.49%, 3/23/25 .. 439 449
992085636.UG.FTS.B, 29.49%, 3/23/25 .. 469 (13)
992085871.UG.FTS.B, 29.49%, 3/23/25 .. 47 48
992085899.UG.FTS.B, 29.49%, 3/23/25 .. 184 185
992086074.UG.FTS.B, 29.49%, 3/23/25 .. 257 263
992087323.UG.FTS.B, 29.49%, 3/23/25 .. 515 528
992087397.UG.FTS.B, 29.49%, 3/23/25 .. 429 437
992087497.UG.FTS.B, 29.49%, 3/23/25 .. 224 229
992087535.UG.FTS.B, 29.49%, 3/23/25 .. 1,304 1,332
992087723.UG.FTS.B, 29.49%, 3/23/25 .. 1,225 837
992087878.UG.FTS.B, 29.49%, 3/23/25 .. 263 269
992087923.UG.FTS.B, 29.49%, 3/23/25 .. 168 172
992088239.UG.FTS.B, 29.49%, 3/23/25 .. 3,843 3,932
992088278.UG.FTS.B, 29.49%, 3/23/25 .. 55 55
992088639.UG.FTS.B, 29.49%, 3/23/25 .. 126 130
992088753.UG.FTS.B, 29.49%, 3/23/25 .. 80 79
992089697.UG.FTS.B, 29.49%, 3/23/25 .. 913 929
992090945.UG.FTS.B, 29.49%, 3/23/25 .. 1,624 1,665
992090965.UG.FTS.B, 29.49%, 3/23/25 .. 83 85
992091887.UG.FTS.B, 29.49%, 3/23/25 .. 79 79
992092544.UG.FTS.B, 29.49%, 3/23/25 .. 1,346 1,379
992093347.UG.FTS.B, 29.49%, 3/23/25 .. 3,821 3,921
992093913.UG.FTS.B, 29.49%, 3/23/25 .. 172 176
992093964.UG.FTS.B, 29.49%, 3/23/25 .. 59 60
992095299.UG.FTS.B, 29.49%, 3/23/25 .. 244 251
992095535.UG.FTS.B, 29.49%, 3/23/25 .. 114 117
992096009.UG.FTS.B, 29.49%, 3/23/25 .. 38 38
992096286.UG.FTS.B, 29.49%, 3/23/25 .. 27 27
992096735.UG.FTS.B, 29.49%, 3/23/25 .. 140 138
992096867.UG.FTS.B, 29.49%, 3/23/25 .. 4,822 3,096
992097000.UG.FTS.B, 29.49%, 3/23/25 .. 216 221
992098088.UG.FTS.B, 29.49%, 3/23/25 .. 209 215
992099619.UG.FTS.B, 29.49%, 3/23/25 .. 65 66
992099679.UG.FTS.B, 29.49%, 3/23/25 .. 241 247
992099727.UG.FTS.B, 29.49%, 3/23/25 .. 110 113
992099804.UG.FTS.B, 29.49%, 3/23/25 .. 550 562
992099891.UG.FTS.B, 29.49%, 3/23/25 .. 132 135
992100366.UG.FTS.B, 29.49%, 3/23/25 .. 456 453
992100681.UG.FTS.B, 29.49%, 3/23/25 .. 37 37
992101342.UG.FTS.B, 29.49%, 3/23/25 .. 158 163
992101633.UG.FTS.B, 29.49%, 3/23/25 .. 1,424 1,458
992101765.UG.FTS.B, 29.49%, 3/23/25 .. 958 982
992102014.UG.FTS.B, 29.49%, 3/23/25 .. 1,916 1,963
992102318.UG.FTS.B, 29.49%, 3/23/25 .. 543 557
992104028.UG.FTS.B, 29.49%, 3/23/25 .. 119 122
992104277.UG.FTS.B, 29.49%, 3/23/25 .. 279 285
992104468.UG.FTS.B, 29.49%, 3/23/25 .. 41 41
992104677.UG.FTS.B, 29.49%, 3/23/25 .. 338 347
992104962.UG.FTS.B, 29.49%, 3/23/25 .. 115 117
992105033.UG.FTS.B, 29.49%, 3/23/25 .. 987 1,013

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992105126.UG.FTS.B, 29.49%, 3/23/25 .. $ 543 $ 548
992105610.UG.FTS.B, 29.49%, 3/23/25 .. 82 84
992105922.UG.FTS.B, 29.49%, 3/23/25 .. 124 127
992106235.UG.FTS.B, 29.49%, 3/23/25 .. 86 88
992106241.UG.FTS.B, 29.49%, 3/23/25 .. 427 438
992107332.UG.FTS.B, 29.49%, 3/23/25 .. 143 147
992107560.UG.FTS.B, 29.49%, 3/23/25 .. 24 24
992108103.UG.FTS.B, 29.49%, 3/23/25 .. 276 283
992109536.UG.FTS.B, 29.49%, 3/23/25 .. 21 21
992109564.UG.FTS.B, 29.49%, 3/23/25 .. 746 753
992110017.UG.FTS.B, 29.49%, 3/23/25 .. 171 173
992110055.UG.FTS.B, 29.49%, 3/23/25 .. 156 160
992110206.UG.FTS.B, 29.49%, 3/23/25 .. 78 80
992110292.UG.FTS.B, 29.49%, 3/23/25 .. 117 120
992111139.UG.FTS.B, 29.49%, 3/23/25 ... 103 106
992111463.UG.FTS.B, 29.49%, 3/23/25 .. 273 277
992111499.UG.FTS.B, 29.49%, 3/23/25 .. 21 21
992112463.UG.FTS.B, 29.49%, 3/23/25 .. 957 981
992112694.UG.FTS.B, 29.49%, 3/23/25 .. 743 763
992113283.UG.FTS.B, 29.49%, 3/23/25 .. 618 633
992113305.UG.FTS.B, 29.49%, 3/23/25 .. 805 823
992115025.UG.FTS.B, 29.49%, 3/23/25 .. 175 179
992116093.UG.FTS.B, 29.49%, 3/23/25 .. 325 332
992116322.UG.FTS.B, 29.49%, 3/23/25 .. 132 136
992117210.UG.FTS.B, 29.49%, 3/23/25 .. 14 15
992117760.UG.FTS.B, 29.49%, 3/23/25 .. 244 250
992117836.UG.FTS.B, 29.49%, 3/23/25 .. 104 106
992118205.UG.FTS.B, 29.49%, 3/23/25 .. 183 187
992118262.UG.FTS.B, 29.49%, 3/23/25 .. 148 148
992118387.UG.FTS.B, 29.49%, 3/23/25 .. 101 7
992118662.UG.FTS.B, 29.49%, 3/23/25 .. 54 55
992118797.UG.FTS.B, 29.49%, 3/23/25 .. 91 92
992120425.UG.FTS.B, 29.49%, 3/23/25 .. 15 15
992120452.UG.FTS.B, 29.49%, 3/23/25 .. 200 205
992120540.UG.FTS.B, 29.49%, 3/23/25 .. 69 56
992120732.UG.FTS.B, 29.49%, 3/23/25 .. 448 458
992121896.UG.FTS.B, 29.49%, 3/23/25 .. 420 431
992122479.UG.FTS.B, 29.49%, 3/23/25 .. 500 322
992122993.UG.FTS.B, 29.49%, 3/23/25 .. 792 810
992123182.UG.FTS.B, 29.49%, 3/23/25 .. 383 392
992123466.UG.FTS.B, 29.49%, 3/23/25 .. 202 207
992124240.UG.FTS.B, 29.49%, 3/23/25 .. 21 21
992124518.UG.FTS.B, 29.49%, 3/23/25 .. 135 139
992124733.UG.FTS.B, 29.49%, 3/23/25 .. 92 94
992124748.UG.FTS.B, 29.49%, 3/23/25 .. 33 29
992126183.UG.FTS.B, 29.49%, 3/23/25 .. 86 87
992126266.UG.FTS.B, 29.49%, 3/23/25 .. 12 12
992127613.UG.FTS.B, 29.49%, 3/23/25 .. 563 559
992128507.UG.FTS.B, 29.49%, 3/23/25 .. 1,562 1,600
992128514.UG.FTS.B, 29.49%, 3/23/25 .. 1,762 1,806
992128723.UG.FTS.B, 29.49%, 3/23/25 .. 70 71
992129289.UG.FTS.B, 29.49%, 3/23/25 .. 47 8
992129393.UG.FTS.B, 29.49%, 3/23/25 .. 135 138
992129448.UG.FTS.B, 29.49%, 3/23/25 .. 6 6
992129537.UG.FTS.B, 29.49%, 3/23/25 .. 921 945
992130283.UG.FTS.B, 29.49%, 3/23/25 .. 169 173
992131223.UG.FTS.B, 29.49%, 3/23/25 .. 1,182 1,210
992132653.UG.FTS.B, 29.49%, 3/23/25 .. 1,366 1,393
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992134100.UG.FTS.B, 29.49%, 3/23/25 .. $ 230 $ 236
992134832.UG.FTS.B, 29.49%, 3/23/25 .. 72 71
992135209.UG.FTS.B, 29.49%, 3/23/25 .. 44 45
992136810.UG.FTS.B, 29.49%, 3/23/25 .. 573 585
992136969.UG.FTS.B, 29.49%, 3/23/25 .. 892 901
992137745.UG.FTS.B, 29.49%, 3/23/25 .. 297 305
992139577.UG.FTS.B, 29.49%, 3/23/25 .. 192 196
992139587.UG.FTS.B, 29.49%, 3/23/25 .. 535 544
992139886.UG.FTS.B, 29.49%, 3/23/25 .. 110 112
992140000.UG.FTS.B, 29.49%, 3/23/25 .. 31 31
992141532.UG.FTS.B, 29.49%, 3/23/25 .. 71 72
992142371.UG.FTS.B, 29.49%, 3/23/25 .. 43 44
992142428.UG.FTS.B, 29.49%, 3/23/25 .. 1,430 1,410
992142629.UG.FTS.B, 29.49%, 3/23/25 .. 34 34
992143159.UG.FTS.B, 29.49%, 3/23/25 .. 64 64
992143439.UG.FTS.B, 29.49%, 3/23/25 .. 64 5
992143800.UG.FTS.B, 29.49%, 3/23/25 .. 234 239
992144018.UG.FTS.B, 29.49%, 3/23/25 .. 946 968
992144043.UG.FTS.B, 29.49%, 3/23/25 .. 78 79
992145452.UG.FTS.B, 29.49%, 3/23/25 .. 15 15
992145625.UG.FTS.B, 29.49%, 3/23/25 .. 187 192
992146618.UG.FTS.B, 29.49%, 3/23/25 .. 30 30
992147037.UG.FTS.B, 29.49%, 3/23/25 .. 148 151
992147043.UG.FTS.B, 29.49%, 3/23/25 .. – –
992147238.UG.FTS.B, 29.49%, 3/23/25 .. 902 896
992147558.UG.FTS.B, 29.49%, 3/23/25 .. 242 245
992148348.UG.FTS.B, 29.49%, 3/23/25 .. 25 26
992148987.UG.FTS.B, 29.49%, 3/23/25 .. 638 46
992149128.UG.FTS.B, 29.49%, 3/23/25 .. 382 391
992149809.UG.FTS.B, 29.49%, 3/23/25 .. 337 345
992150815.UG.FTS.B, 29.49%, 3/23/25 .. 191 191
992151064.UG.FTS.B, 29.49%, 3/23/25 .. 93 95
992152345.UG.FTS.B, 29.49%, 3/23/25 .. 100 102
992153132.UG.FTS.B, 29.49%, 3/23/25 .. 307 314
992154893.UG.FTS.B, 29.49%, 3/23/25 .. 453 464
992155143.UG.FTS.B, 29.49%, 3/23/25 .. 187 191
992155386.UG.FTS.B, 29.49%, 3/23/25 .. 270 276
992156242.UG.FTS.B, 29.49%, 3/23/25 .. 115 118
992158046.UG.FTS.B, 29.49%, 3/23/25 .. 139 142
992159086.UG.FTS.B, 29.49%, 3/23/25 .. 934 948
992159160.UG.FTS.B, 29.49%, 3/23/25 .. 88 90
992160995.UG.FTS.B, 29.49%, 3/23/25 .. 84 85
992161394.UG.FTS.B, 29.49%, 3/23/25 .. 113 115
992163507.UG.FTS.B, 29.49%, 3/23/25 .. 62 10
992166586.UG.FTS.B, 29.49%, 3/23/25 .. 163 167
992167628.UG.FTS.B, 29.49%, 3/23/25 .. 1,038 1,061
992167658.UG.FTS.B, 29.49%, 3/23/25 .. 93 95
992168335.UG.FTS.B, 29.49%, 3/23/25 .. 326 333
992169203.UG.FTS.B, 29.49%, 3/23/25 .. 332 335
992169560.UG.FTS.B, 29.49%, 3/23/25 .. 62 51
992172860.UG.FTS.B, 29.49%, 3/23/25 .. 87 88
992173596.UG.FTS.B, 29.49%, 3/23/25 .. 1,937 1,986
992174056.UG.FTS.B, 29.49%, 3/23/25 .. 398 405
992175094.UG.FTS.B, 29.49%, 3/23/25 .. 1,620 1,624
992177382.UG.FTS.B, 29.49%, 3/23/25 .. 4,773 4,898
992179695.UG.FTS.B, 29.49%, 3/23/25 .. 201 14
992180007.UG.FTS.B, 29.49%, 3/23/25 .. 60 61
992180320.UG.FTS.B, 29.49%, 3/23/25 .. 21 21

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992181238.UG.FTS.B, 29.49%, 3/23/25 .. $ 11 $ 11
992181352.UG.FTS.B, 29.49%, 3/23/25 .. 163 167
992182513.UG.FTS.B, 29.49%, 3/23/25 .. 312 319
992182554.UG.FTS.B, 29.49%, 3/23/25 .. 105 107
992184677.UG.FTS.B, 29.49%, 3/23/25 .. 83 84
992186189.UG.FTS.B, 29.49%, 3/23/25 .. 1,908 1,932
992187108.UG.FTS.B, 29.49%, 3/23/25 .. 25 25
992187875.UG.FTS.B, 29.49%, 3/23/25 .. 2,518 2,574
992188338.UG.FTS.B, 29.49%, 3/23/25 .. 204 209
992191296.UG.FTS.B, 29.49%, 3/23/25 .. 377 387
992194181.UG.FTS.B, 29.49%, 3/23/25 .. 39 39
992194805.UG.FTS.B, 29.49%, 3/23/25 .. 97 99
992195103.UG.FTS.B, 29.49%, 3/23/25 .. 22 22
992195225.UG.FTS.B, 29.49%, 3/23/25 .. 367 375
992195478.UG.FTS.B, 29.49%, 3/23/25 .. 207 212
992196918.UG.FTS.B, 29.49%, 3/23/25 .. 699 717
992197124.UG.FTS.B, 29.49%, 3/23/25 .. 84 86
992197561.UG.FTS.B, 29.49%, 3/23/25 .. 162 166
992198852.UG.FTS.B, 29.49%, 3/23/25 .. 115 118
992198877.UG.FTS.B, 29.49%, 3/23/25 .. 21 20
992199930.UG.FTS.B, 29.49%, 3/23/25 .. 48 47
992200738.UG.FTS.B, 29.49%, 3/23/25 .. 293 299
992201970.UG.FTS.B, 29.49%, 3/23/25 .. 404 399
992202006.UG.FTS.B, 29.49%, 3/23/25 .. 469 369
992203124.UG.FTS.B, 29.49%, 3/23/25 .. 1,408 1,442
992205846.UG.FTS.B, 29.49%, 3/23/25 .. 400 275
992208250.UG.FTS.B, 29.49%, 3/23/25 .. 407 409
992208385.UG.FTS.B, 29.49%, 3/23/25 .. – –
992209519.UG.FTS.B, 29.49%, 3/23/25 .. 400 275
992214908.UG.FTS.B, 29.49%, 3/23/25 .. 389 397
992215462.UG.FTS.B, 29.49%, 3/23/25 .. 320 328
992215505.UG.FTS.B, 29.49%, 3/23/25 .. 116 119
992215920.UG.FTS.B, 29.49%, 3/23/25 .. 53 44
992217489.UG.FTS.B, 29.49%, 3/23/25 .. 238 244
992218813.UG.FTS.B, 29.49%, 3/23/25 .. 99 98
992219377.UG.FTS.B, 29.49%, 3/23/25 .. 856 877
992219910.UG.FTS.B, 29.49%, 3/23/25 .. 380 389
992220595.UG.FTS.B, 29.49%, 3/23/25 .. 1,391 1,394
992221268.UG.FTS.B, 29.49%, 3/23/25 .. 672 690
992222447.UG.FTS.B, 29.49%, 3/23/25 .. 222 227
992222570.UG.FTS.B, 29.49%, 3/23/25 .. 319 327
992223113.UG.FTS.B, 29.49%, 3/23/25 .. 10 10
992225170.UG.FTS.B, 29.49%, 3/23/25 .. 44 7
992226804.UG.FTS.B, 29.49%, 3/23/25 .. 117 119
992227082.UG.FTS.B, 29.49%, 3/23/25 .. 20 20
992227977.UG.FTS.B, 29.49%, 3/23/25 .. 217 223
992228318.UG.FTS.B, 29.49%, 3/23/25 .. 93 94
992228453.UG.FTS.B, 29.49%, 3/23/25 .. 3 3
992229716.UG.FTS.B, 29.49%, 3/23/25 .. 106 108
992231380.UG.FTS.B, 29.49%, 3/23/25 .. 109 112
992231383.UG.FTS.B, 29.49%, 3/23/25 .. 308 315
992231724.UG.FTS.B, 29.49%, 3/23/25 .. 1,052 1,047
992234194.UG.FTS.B, 29.49%, 3/23/25 .. 32 32
992234240.UG.FTS.B, 29.49%, 3/23/25 .. 1,014 1,016
992234935.UG.FTS.B, 29.49%, 3/23/25 .. 287 39
992235405.UG.FTS.B, 29.49%, 3/23/25 .. 89 12
992235447.UG.FTS.B, 29.49%, 3/23/25 .. 21 22
992236311.UG.FTS.B, 29.49%, 3/23/25 .. 285 292
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992236721.UG.FTS.B, 29.49%, 3/23/25 .. $ 33 $ 33
992238462.UG.FTS.B, 29.49%, 3/23/25 .. 200 130
992239097.UG.FTS.B, 29.49%, 3/23/25 .. 105 106
992239237.UG.FTS.B, 29.49%, 3/23/25 .. 92 94
992239446.UG.FTS.B, 29.49%, 3/23/25 .. 95 13
992241800.UG.FTS.B, 29.49%, 3/23/25 .. 2,437 2,451
992241801.UG.FTS.B, 29.49%, 3/23/25 .. 56 56
992245219.UG.FTS.B, 29.49%, 3/23/25 .. 12 12
992248017.UG.FTS.B, 29.49%, 3/23/25 .. 2,638 2,683
992251144.UG.FTS.B, 29.49%, 3/23/25 .. 1,041 1,046
992252945.UG.FTS.B, 29.49%, 3/23/25 .. 43 44
992254291.UG.FTS.B, 29.49%, 3/23/25 .. 73 74
992255455.UG.FTS.B, 29.49%, 3/23/25 .. 92 93
992256884.UG.FTS.B, 29.49%, 3/23/25 .. 181 185
992259547.UG.FTS.B, 29.49%, 3/23/25 .. 704 706
992259608.UG.FTS.B, 29.49%, 3/23/25 .. 10 10
992261394.UG.FTS.B, 29.49%, 3/23/25 .. 121 125
992261524.UG.FTS.B, 29.49%, 3/23/25 .. 189 191
992263600.UG.FTS.B, 29.49%, 3/23/25 .. 481 492
992268242.UG.FTS.B, 29.49%, 3/23/25 .. 265 268
992269082.UG.FTS.B, 29.49%, 3/23/25 .. 81 83
992270406.UG.FTS.B, 29.49%, 3/23/25 .. 131 135
992271242.UG.FTS.B, 29.49%, 3/23/25 .. 756 762
992274225.UG.FTS.B, 29.49%, 3/23/25 .. 55 56
992282179.UG.FTS.B, 29.49%, 3/23/25 .. 378 388
992282945.UG.FTS.B, 29.49%, 3/23/25 .. 295 202
992287585.UG.FTS.B, 29.49%, 3/23/25 .. 175 180
992288841.UG.FTS.B, 29.49%, 3/23/25 .. 564 561
992290084.UG.FTS.B, 29.49%, 3/23/25 .. 52 51
992293802.UG.FTS.B, 29.49%, 3/23/25 .. 6,740 6,811
992293869.UG.FTS.B, 29.49%, 3/23/25 .. 283 286
992294183.UG.FTS.B, 29.49%, 3/23/25 .. 704 704
992294792.UG.FTS.B, 29.49%, 3/23/25 .. 73 75
992299836.UG.FTS.B, 29.49%, 3/23/25 .. 11 11
992302403.UG.FTS.B, 29.49%, 3/23/25 .. 100 99
992303345.UG.FTS.B, 29.49%, 3/23/25 .. 3,757 3,775
992303999.UG.FTS.B, 29.49%, 3/23/25 .. 944 942
992305122.UG.FTS.B, 29.49%, 3/23/25 .. 34 35
992305770.UG.FTS.B, 29.49%, 3/23/25 .. 39 39
992305976.UG.FTS.B, 29.49%, 3/23/25 .. 4,242 4,233
992309051.UG.FTS.B, 29.49%, 3/23/25 .. 28 28
992309368.UG.FTS.B, 29.49%, 3/23/25 .. 12 12
992309926.UG.FTS.B, 29.49%, 3/23/25 .. 11 11
992310213.UG.FTS.B, 29.49%, 3/23/25 .. 21 21
992310487.UG.FTS.B, 29.49%, 3/23/25 .. 26 26
992312696.UG.FTS.B, 29.49%, 3/23/25 .. 92 93
992313095.UG.FTS.B, 29.49%, 3/23/25 .. 2,302 2,326
992314970.UG.FTS.B, 29.49%, 3/23/25 .. 18 18
992318777.UG.FTS.B, 29.49%, 3/23/25 .. 292 292
992318968.UG.FTS.B, 29.49%, 3/23/25 .. 608 608
992319084.UG.FTS.B, 29.49%, 3/23/25 .. 100 72
992320709.UG.FTS.B, 29.49%, 3/23/25 .. 15 15
992321791.UG.FTS.B, 29.49%, 3/23/25 .. 200 14
992325869.UG.FTS.B, 29.49%, 3/23/25 .. 43 44
992328237.UG.FTS.B, 29.49%, 3/23/25 .. 2,192 2,191
992328424.UG.FTS.B, 29.49%, 3/23/25 .. 84 86
992328658.UG.FTS.B, 29.49%, 3/23/25 .. 193 194
992331468.UG.FTS.B, 29.49%, 3/23/25 .. 172 172

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992331793.UG.FTS.B, 29.49%, 3/23/25 .. $ 305 $ 308
992333149.UG.FTS.B, 29.49%, 3/23/25 .. 66 67
992345222.UG.FTS.B, 29.49%, 3/23/25 .. 108 107
992345916.UG.FTS.B, 29.49%, 3/23/25 .. 52 53
992347137.UG.FTS.B, 29.49%, 3/23/25 .. 141 142
992349340.UG.FTS.B, 29.49%, 3/23/25 .. 451 452
992349445.UG.FTS.B, 29.49%, 3/23/25 .. 88 88
992349685.UG.FTS.B, 29.49%, 3/23/25 .. 470 476
992084520.UG.FTS.B, 16.99%, 3/24/25 .. 1,774 1,825
992345231.UG.FTS.B, 19.99%, 3/24/25 .. 13 13
992348097.UG.FTS.B, 26.94%, 3/24/25 .. 2,818 2,848
992343079.UG.FTS.B, 27.95%, 3/24/25 .. 49 49
992348688.UG.FTS.B, 28.98%, 3/24/25 .. 536 543
992348978.UG.FTS.B, 28.98%, 3/24/25 .. 212 215
992344862.UG.FTS.B, 29.45%, 3/24/25 .. 89 91
992349839.UG.FTS.B, 29.47%, 3/24/25 .. 240 242
992345644.UG.FTS.B, 29.49%, 3/24/25 .. 230 231
992345812.UG.FTS.B, 29.49%, 3/24/25 .. 16 16
992346001.UG.FTS.B, 29.49%, 3/24/25 .. 191 193
992346285.UG.FTS.B, 29.49%, 3/24/25 .. 88 90
992347851.UG.FTS.B, 29.49%, 3/24/25 .. 85 87
992347993.UG.FTS.B, 29.49%, 3/24/25 .. 923 926
992349011.UG.FTS.B, 29.49%, 3/24/25 .. 235 238
992349299.UG.FTS.B, 29.49%, 3/24/25 .. 2,876 2,912
992350144.UG.FTS.B, 29.49%, 3/24/25 .. 376 379
992350513.UG.FTS.B, 29.49%, 3/24/25 .. 94 97
992350517.UG.FTS.B, 29.49%, 3/24/25 .. 518 520
992093797.UG.FTS.B, 15.97%, 3/25/25 .. 2,645 2,722
992100630.UG.FTS.B, 15.97%, 3/25/25 .. 473 487
992091162.UG.FTS.B, 17.99%, 3/25/25 .. 2,949 3,054
992310701.UG.FTS.B, 15%, 3/26/25 ..... 141 143
992123774.UG.FTS.B, 16.99%, 3/26/25 .. 530 545
992183815.UG.FTS.B, 17.99%, 3/26/25 .. 575 590
992183565.UG.FTS.B, 15.97%, 3/27/25 .. 109 112
992229488.UG.FTS.B, 15.97%, 3/28/25 .. 1,040 1,055
992362481.UG.FTS.B, 15.97%, 3/28/25 .. 102 104
992130189.UG.FTS.B, 17.99%, 3/28/25 .. 79 81
992149701.UG.FTS.B, 17.99%, 3/28/25 .. 196 200
992161505.UG.FTS.B, 15.97%, 3/30/25 .. 129 133
992151176.UG.FTS.B, 16.99%, 3/30/25 .. 102 105
992176866.UG.FTS.B, 16.99%, 3/30/25 .. 283 291
992215497.UG.FTS.B, 17.97%, 3/30/25 .. 124 128
992149696.UG.FTS.B, 17.99%, 3/30/25 .. 975 998
992164557.UG.FTS.B, 17.99%, 3/30/25 .. 157 162
992203803.UG.FTS.B, 17.99%, 3/30/25 .. 436 442
992263228.UG.FTS.B, 17.99%, 3/30/25 .. 3,380 3,472
992293029.UG.FTS.B, 17.99%, 3/30/25 .. 938 965
992355894.UG.FTS.B, 17.99%, 3/30/25 .. 290 298
992365444.UG.FTS.B, 17.99%, 3/30/25 .. 41 41
992173326.UG.FTS.B, 18.97%, 3/30/25 .. 499 504
992148815.UG.FTS.B, 19.21%, 3/30/25 .. 577 593
992144487.UG.FTS.B, 21.98%, 3/30/25 .. 240 241
992149764.UG.FTS.B, 22.97%, 3/30/25 .. 1,724 1,756
992199585.UG.FTS.B, 22.97%, 3/30/25 .. 582 588
992181699.UG.FTS.B, 15.99%, 3/31/25 .. 56 58
992300267.UG.FTS.B, 16.99%, 3/31/25 .. 1,481 1,519
992200988.UG.FTS.B, 18.8%, 3/31/25 ... 803 824
992239553.UG.FTS.B, 18.97%, 3/31/25 .. 15 15
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992232064.UG.FTS.B, 19.21%, 3/31/25 .. $ 163 $ 168
992163234.UG.FTS.B, 14%, 4/01/25 ..... 60 2
992177013.UG.FTS.B, 15%, 4/01/25 ..... 2,087 2,148
992385335.UG.FTS.B, 15%, 4/01/25 ..... 932 955
992192029.UG.FTS.B, 15.97%, 4/01/25 .. 145 149
992207891.UG.FTS.B, 15.97%, 4/01/25 .. 0 0
992256830.UG.FTS.B, 15.97%, 4/01/25 .. 1,404 1,447
992286025.UG.FTS.B, 15.97%, 4/01/25 .. 328 337
992169526.UG.FTS.B, 16.99%, 4/01/25 .. 380 391
992191535.UG.FTS.B, 16.99%, 4/01/25 .. 1,024 1,049
992198348.UG.FTS.B, 16.99%, 4/01/25 .. 171 176
992238900.UG.FTS.B, 17.99%, 4/01/25 .. 1,478 178
992242035.UG.FTS.B, 17.99%, 4/01/25 .. 20 20
992318980.UG.FTS.B, 17.99%, 4/01/25 .. 6,146 6,328
992393499.UG.FTS.B, 17.99%, 4/01/25 .. 98 101
992192312.UG.FTS.B, 18.97%, 4/01/25 .. 211 218
992163423.UG.FTS.B, 19.21%, 4/01/25 .. 1,047 1,065
992164081.UG.FTS.B, 19.21%, 4/01/25 .. 160 164
992172008.UG.FTS.B, 19.21%, 4/01/25 .. 211 218
992180041.UG.FTS.B, 19.21%, 4/01/25 .. 1,011 1,040
992192263.UG.FTS.B, 19.21%, 4/01/25 .. 120 123
992228540.UG.FTS.B, 19.21%, 4/01/25 .. 141 146
992160230.UG.FTS.B, 19.8%, 4/01/25 ... 949 976
992235536.UG.FTS.B, 19.8%, 4/01/25 ... 395 408
992218827.UG.FTS.B, 20.97%, 4/01/25 .. 1,893 1,945
992179959.UG.FTS.B, 21.46%, 4/01/25 .. 200 1
992192257.UG.FTS.B, 21.46%, 4/01/25 .. 60 61
992192791.UG.FTS.B, 21.46%, 4/01/25 .. 242 249
992202494.UG.FTS.B, 21.46%, 4/01/25 .. 328 336
992213800.UG.FTS.B, 21.46%, 4/01/25 .. 33 33
992173719.UG.FTS.B, 21.97%, 4/01/25 .. 1,021 1,045
992201027.UG.FTS.B, 21.97%, 4/01/25 .. 353 362
992159329.UG.FTS.B, 21.98%, 4/01/25 .. 238 244
992165884.UG.FTS.B, 21.98%, 4/01/25 .. 105 108
992168313.UG.FTS.B, 21.98%, 4/01/25 .. 304 312
992169771.UG.FTS.B, 21.98%, 4/01/25 .. 85 88
992184914.UG.FTS.B, 22.95%, 4/01/25 .. 952 975
992189021.UG.FTS.B, 22.95%, 4/01/25 .. 631 642
992232229.UG.FTS.B, 22.97%, 4/01/25 .. 94 96
992170871.UG.FTS.B, 23.95%, 4/01/25 .. 98 100
992173863.UG.FTS.B, 25.95%, 4/01/25 .. 137 139
992183320.UG.FTS.B, 14%, 4/02/25 ..... 9 9
992267444.UG.FTS.B, 14.97%, 4/02/25 .. 7 7
992217849.UG.FTS.B, 14.98%, 4/02/25 .. 4,327 4,463
992279155.UG.FTS.B, 14.98%, 4/02/25 .. 616 635
992184732.UG.FTS.B, 15%, 4/02/25 ..... 153 155
992291747.UG.FTS.B, 15%, 4/02/25 ..... 2,403 2,478
992345098.UG.FTS.B, 15%, 4/02/25 ..... 18 19
992371293.UG.FTS.B, 15%, 4/02/25 ..... 272 279
992218853.UG.FTS.B, 15.97%, 4/02/25 .. 2,495 2,575
992237498.UG.FTS.B, 15.97%, 4/02/25 .. 8,176 8,435
992262276.UG.FTS.B, 15.97%, 4/02/25 .. 365 377
992275068.UG.FTS.B, 15.97%, 4/02/25 .. 361 372
992348574.UG.FTS.B, 15.97%, 4/02/25 .. 2,489 2,568
992349658.UG.FTS.B, 15.97%, 4/02/25 .. 2,585 2,666
992384797.UG.FTS.B, 15.97%, 4/02/25 .. 5 5
992420413.UG.FTS.B, 15.97%, 4/02/25 .. 540 546
992172915.UG.FTS.B, 16.99%, 4/02/25 .. 738 761

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992199181.UG.FTS.B, 16.99%, 4/02/25 .. $ 1,248 $ 1,287
992201398.UG.FTS.B, 16.99%, 4/02/25 .. 263 271
992211134.UG.FTS.B, 16.99%, 4/02/25 .. 149 153
992213440.UG.FTS.B, 16.99%, 4/02/25 .. 626 644
992220928.UG.FTS.B, 16.99%, 4/02/25 .. 1,084 1,106
992224483.UG.FTS.B, 16.99%, 4/02/25 .. 264 273
992252139.UG.FTS.B, 16.99%, 4/02/25 .. 302 311
992266956.UG.FTS.B, 16.99%, 4/02/25 .. 104 105
992269575.UG.FTS.B, 16.99%, 4/02/25 .. 1,724 1,768
992299866.UG.FTS.B, 16.99%, 4/02/25 .. 250 258
992300076.UG.FTS.B, 16.99%, 4/02/25 .. 1 1
992312068.UG.FTS.B, 16.99%, 4/02/25 .. 87 90
992320027.UG.FTS.B, 16.99%, 4/02/25 .. 25 26
992340432.UG.FTS.B, 16.99%, 4/02/25 .. 619 636
992409050.UG.FTS.B, 16.99%, 4/02/25 .. 797 815
992423669.UG.FTS.B, 16.99%, 4/02/25 .. 191 195
992262443.UG.FTS.B, 17.97%, 4/02/25 .. 117 120
992174565.UG.FTS.B, 17.99%, 4/02/25 .. 225 230
992180989.UG.FTS.B, 17.99%, 4/02/25 .. 16 17
992197966.UG.FTS.B, 17.99%, 4/02/25 .. 3,110 3,206
992201354.UG.FTS.B, 17.99%, 4/02/25 .. 52 54
992219195.UG.FTS.B, 17.99%, 4/02/25 .. 6,272 6,466
992236318.UG.FTS.B, 17.99%, 4/02/25 .. 512 526
992247549.UG.FTS.B, 17.99%, 4/02/25 .. 418 430
992261967.UG.FTS.B, 17.99%, 4/02/25 .. 2 2
992281998.UG.FTS.B, 17.99%, 4/02/25 .. 1,048 1,081
992322909.UG.FTS.B, 17.99%, 4/02/25 .. 746 760
992422258.UG.FTS.B, 17.99%, 4/02/25 .. 1 1
992425695.UG.FTS.B, 17.99%, 4/02/25 .. 2,912 557
992211651.UG.FTS.B, 18.8%, 4/02/25 ... 11 11
992184078.UG.FTS.B, 18.97%, 4/02/25 .. 395 404
992218057.UG.FTS.B, 18.97%, 4/02/25 .. 308 24
992194074.UG.FTS.B, 19.21%, 4/02/25 .. 2,479 2,543
992219453.UG.FTS.B, 19.21%, 4/02/25 .. 97 100
992227054.UG.FTS.B, 19.21%, 4/02/25 .. 1,929 1,961
992235684.UG.FTS.B, 19.21%, 4/02/25 .. 287 295
992172657.UG.FTS.B, 19.8%, 4/02/25 ... 415 427
992179184.UG.FTS.B, 19.8%, 4/02/25 ... 111 114
992184993.UG.FTS.B, 19.8%, 4/02/25 ... 4,845 4,987
992218660.UG.FTS.B, 19.8%, 4/02/25 ... 967 995
992230269.UG.FTS.B, 19.8%, 4/02/25 ... 43 44
992237579.UG.FTS.B, 19.8%, 4/02/25 ... 2,899 2,984
992188005.UG.FTS.B, 20.46%, 4/02/25 .. 595 611
992196130.UG.FTS.B, 20.46%, 4/02/25 .. 185 190
992212901.UG.FTS.B, 20.46%, 4/02/25 .. 983 199
992233964.UG.FTS.B, 20.46%, 4/02/25 .. 706 88
992234340.UG.FTS.B, 20.46%, 4/02/25 .. 25 26
992182027.UG.FTS.B, 20.97%, 4/02/25 .. 86 89
992169485.UG.FTS.B, 21.46%, 4/02/25 .. 390 398
992196318.UG.FTS.B, 21.46%, 4/02/25 .. 67 69
992200970.UG.FTS.B, 21.46%, 4/02/25 .. 230 236
992207780.UG.FTS.B, 21.46%, 4/02/25 .. 155 159
992182313.UG.FTS.B, 21.98%, 4/02/25 .. 729 743
992199234.UG.FTS.B, 21.98%, 4/02/25 .. 255 261
992207348.UG.FTS.B, 21.98%, 4/02/25 .. 234 239
992226718.UG.FTS.B, 21.98%, 4/02/25 .. 492 505
992228412.UG.FTS.B, 21.98%, 4/02/25 .. 678 696
992225777.UG.FTS.B, 23.95%, 4/02/25 .. 673 690
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992183546.UG.FTS.B, 24.95%, 4/02/25 .. $ 273 $ 280
992208227.UG.FTS.B, 25.95%, 4/02/25 .. 595 610
992384961.UG.FTS.B, 14.97%, 4/03/25 .. 44 45
992212969.UG.FTS.B, 15%, 4/03/25 ..... 2,171 2,227
992193237.UG.FTS.B, 16.99%, 4/03/25 .. 145 147
992188065.UG.FTS.B, 17.99%, 4/03/25 .. 28 28
992198813.UG.FTS.B, 17.99%, 4/03/25 .. 43 44
992241413.UG.FTS.B, 17.99%, 4/03/25 .. 119 122
992265872.UG.FTS.B, 17.99%, 4/03/25 .. 291 298
992313879.UG.FTS.B, 17.99%, 4/03/25 .. 2,463 2,526
992353489.UG.FTS.B, 17.99%, 4/03/25 .. 72 73
992193179.UG.FTS.B, 18.97%, 4/03/25 .. 1,276 1,292
992198729.UG.FTS.B, 18.97%, 4/03/25 .. 976 994
992210631.UG.FTS.B, 18.97%, 4/03/25 .. 151 155
992214503.UG.FTS.B, 19.21%, 4/03/25 .. 207 212
992216921.UG.FTS.B, 19.21%, 4/03/25 .. 6,770 6,933
992225420.UG.FTS.B, 19.21%, 4/03/25 .. 68 69
992209988.UG.FTS.B, 19.8%, 4/03/25 ... 6,026 6,165
992198438.UG.FTS.B, 20.97%, 4/03/25 .. 4,317 4,411
992189142.UG.FTS.B, 21.46%, 4/03/25 .. 1,934 1,973
992193789.UG.FTS.B, 21.46%, 4/03/25 .. 3,360 3,416
992214041.UG.FTS.B, 21.46%, 4/03/25 .. 32 32
992217766.UG.FTS.B, 21.46%, 4/03/25 .. 7,097 7,231
992233042.UG.FTS.B, 21.46%, 4/03/25 .. 1,091 1,112
992187308.UG.FTS.B, 22.97%, 4/03/25 .. 3,261 3,324
992269592.UG.FTS.B, 14%, 4/04/25 ..... 68 69
992270030.UG.FTS.B, 14%, 4/04/25 ..... 151 155
992230337.UG.FTS.B, 14.98%, 4/04/25 .. 970 995
992232001.UG.FTS.B, 15.97%, 4/04/25 .. 204 208
992353155.UG.FTS.B, 15.97%, 4/04/25 .. 131 135
992377313.UG.FTS.B, 15.97%, 4/04/25 .. 324 334
992383612.UG.FTS.B, 16.99%, 4/04/25 .. 219 224
992441413.UG.FTS.B, 16.99%, 4/04/25 .. 544 555
992454336.UG.FTS.B, 16.99%, 4/04/25 .. 954 975
992466354.UG.FTS.B, 16.99%, 4/04/25 .. 93 96
992191130.UG.FTS.B, 17.97%, 4/04/25 .. 918 940
992199186.UG.FTS.B, 17.97%, 4/04/25 .. 1,021 1,029
992367030.UG.FTS.B, 17.97%, 4/04/25 .. 300 307
992200137.UG.FTS.B, 17.99%, 4/04/25 .. 1,356 1,387
992221562.UG.FTS.B, 17.99%, 4/04/25 .. 55 55
992297432.UG.FTS.B, 17.99%, 4/04/25 .. 121 124
992312445.UG.FTS.B, 17.99%, 4/04/25 .. 288 296
992390189.UG.FTS.B, 17.99%, 4/04/25 .. 1,185 1,215
992415824.UG.FTS.B, 17.99%, 4/04/25 .. 574 586
992201902.UG.FTS.B, 19.21%, 4/04/25 .. 2,043 2,091
992197132.UG.FTS.B, 19.8%, 4/04/25 ... 438 448
992208957.UG.FTS.B, 19.8%, 4/04/25 ... 183 186
992235065.UG.FTS.B, 19.8%, 4/04/25 ... 360 369
992190275.UG.FTS.B, 20.46%, 4/04/25 .. 3,397 3,474
992190970.UG.FTS.B, 20.46%, 4/04/25 .. 4,346 4,422
992195086.UG.FTS.B, 20.46%, 4/04/25 .. 11 11
992190267.UG.FTS.B, 20.97%, 4/04/25 .. 262 268
992196700.UG.FTS.B, 20.97%, 4/04/25 .. 63 64
992190898.UG.FTS.B, 21.46%, 4/04/25 .. 22 23
992196124.UG.FTS.B, 21.46%, 4/04/25 .. 919 937
992190196.UG.FTS.B, 21.98%, 4/04/25 .. 7,274 7,418
992192969.UG.FTS.B, 22.97%, 4/04/25 .. 1,119 1,139
992198663.UG.FTS.B, 23.95%, 4/04/25 .. 48 49

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992210094.UG.FTS.B, 26.94%, 4/04/25 .. $ 74 $ 75
992227271.UG.FTS.B, 14.98%, 4/05/25 .. 8 8
992224958.UG.FTS.B, 15%, 4/05/25 ..... 352 361
992210521.UG.FTS.B, 15.97%, 4/05/25 .. 341 348
992237191.UG.FTS.B, 15.97%, 4/05/25 .. 13 13
992205164.UG.FTS.B, 15.99%, 4/05/25 .. 94 96
992231286.UG.FTS.B, 15.99%, 4/05/25 .. 2,358 2,420
992212510.UG.FTS.B, 16.99%, 4/05/25 .. 7,202 7,352
992220719.UG.FTS.B, 16.99%, 4/05/25 .. 486 52
992223411.UG.FTS.B, 17.97%, 4/05/25 .. 179 184
992204233.UG.FTS.B, 17.99%, 4/05/25 .. 196 198
992208578.UG.FTS.B, 17.99%, 4/05/25 .. 1,894 1,942
992212434.UG.FTS.B, 18.97%, 4/05/25 .. 635 651
992203346.UG.FTS.B, 19.21%, 4/05/25 .. 313 21
992212756.UG.FTS.B, 19.21%, 4/05/25 .. 351 361
992218905.UG.FTS.B, 19.21%, 4/05/25 .. 1,452 1,487
992206024.UG.FTS.B, 19.8%, 4/05/25 ... 23 23
992202719.UG.FTS.B, 21.46%, 4/05/25 .. 489 499
992216395.UG.FTS.B, 21.46%, 4/05/25 .. 1,650 1,684
992233548.UG.FTS.B, 21.46%, 4/05/25 .. 1,024 1,044
992205889.UG.FTS.B, 22.95%, 4/05/25 .. 579 590
992258586.UG.FTS.B, 14%, 4/06/25 ..... 321 330
992209626.UG.FTS.B, 14.97%, 4/06/25 .. 762 780
992210789.UG.FTS.B, 14.98%, 4/06/25 .. 3,992 4,086
992260529.UG.FTS.B, 14.98%, 4/06/25 .. 498 512
992212912.UG.FTS.B, 15%, 4/06/25 ..... 198 201
992356276.UG.FTS.B, 15%, 4/06/25 ..... 392 397
992214716.UG.FTS.B, 15.97%, 4/06/25 .. 343 352
992466445.UG.FTS.B, 15.97%, 4/06/25 .. 2,035 2,079
992209655.UG.FTS.B, 16.99%, 4/06/25 .. 373 26
992211451.UG.FTS.B, 16.99%, 4/06/25 .. 742 762
992215323.UG.FTS.B, 16.99%, 4/06/25 .. 735 755
992263186.UG.FTS.B, 16.99%, 4/06/25 .. 594 610
992267047.UG.FTS.B, 16.99%, 4/06/25 .. 297 304
992268809.UG.FTS.B, 16.99%, 4/06/25 .. 333 342
992319770.UG.FTS.B, 16.99%, 4/06/25 .. 188 193
992451476.UG.FTS.B, 16.99%, 4/06/25 .. 477 487
992471275.UG.FTS.B, 16.99%, 4/06/25 .. 2,385 2,438
992214605.UG.FTS.B, 17.99%, 4/06/25 .. 243 250
992224934.UG.FTS.B, 17.99%, 4/06/25 .. 3,048 3,089
992247853.UG.FTS.B, 17.99%, 4/06/25 .. 483 495
992255283.UG.FTS.B, 17.99%, 4/06/25 .. 209 212
992345302.UG.FTS.B, 17.99%, 4/06/25 .. 591 607
992221556.UG.FTS.B, 15.97%, 4/07/25 .. 232 239
992501879.UG.FTS.B, 15.99%, 4/07/25 .. 462 472
992235363.UG.FTS.B, 16.99%, 4/07/25 .. 16 16
992241795.UG.FTS.B, 16.99%, 4/07/25 .. 73 73
992243467.UG.FTS.B, 17.99%, 4/07/25 .. 283 291
992249684.UG.FTS.B, 14%, 4/08/25 ..... 194 199
992237345.UG.FTS.B, 14.98%, 4/08/25 .. 259 263
992298729.UG.FTS.B, 14.98%, 4/08/25 .. 285 293
992354994.UG.FTS.B, 15%, 4/08/25 ..... 83 86
992244707.UG.FTS.B, 15.97%, 4/08/25 .. 49 50
992253577.UG.FTS.B, 15.97%, 4/08/25 .. 706 725
992275961.UG.FTS.B, 15.97%, 4/08/25 .. 337 347
992277866.UG.FTS.B, 15.97%, 4/08/25 .. 99 101
992368155.UG.FTS.B, 15.97%, 4/08/25 .. 150 153
992379331.UG.FTS.B, 15.97%, 4/08/25 .. 1,933 1,988
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992386280.UG.FTS.B, 15.97%, 4/08/25 .. $ 3,828 $ 3,937
992394992.UG.FTS.B, 15.97%, 4/08/25 .. 1,021 1,050
992415561.UG.FTS.B, 15.97%, 4/08/25 .. 781 797
992364575.UG.FTS.B, 15.99%, 4/08/25 .. 113 8
992239443.UG.FTS.B, 16.99%, 4/08/25 .. 1,327 1,348
992265833.UG.FTS.B, 16.99%, 4/08/25 .. 11 11
992320559.UG.FTS.B, 16.99%, 4/08/25 .. 401 411
992321202.UG.FTS.B, 16.99%, 4/08/25 .. 962 989
992339364.UG.FTS.B, 16.99%, 4/08/25 .. 15 15
992348109.UG.FTS.B, 16.99%, 4/08/25 .. 953 980
992350446.UG.FTS.B, 16.99%, 4/08/25 .. 2,402 2,470
992374735.UG.FTS.B, 16.99%, 4/08/25 .. 319 22
992245686.UG.FTS.B, 17.97%, 4/08/25 .. 58 59
992232136.UG.FTS.B, 17.99%, 4/08/25 .. 333 342
992236760.UG.FTS.B, 17.99%, 4/08/25 .. 3,144 3,232
992248708.UG.FTS.B, 17.99%, 4/08/25 .. 676 695
992254629.UG.FTS.B, 17.99%, 4/08/25 .. 867 891
992259631.UG.FTS.B, 17.99%, 4/08/25 .. 607 623
992276788.UG.FTS.B, 17.99%, 4/08/25 .. 1,111 1,142
992310973.UG.FTS.B, 17.99%, 4/08/25 .. 250 257
992331933.UG.FTS.B, 17.99%, 4/08/25 .. 2,781 2,858
992346139.UG.FTS.B, 17.99%, 4/08/25 .. 295 299
992369621.UG.FTS.B, 17.99%, 4/08/25 .. 961 987
992429013.UG.FTS.B, 17.99%, 4/08/25 .. 257 263
992435139.UG.FTS.B, 17.99%, 4/08/25 .. 383 394
992484516.UG.FTS.B, 17.99%, 4/08/25 .. 1,718 1,758
992244555.UG.FTS.B, 15.97%, 4/09/25 .. 70 5
992281411.UG.FTS.B, 15.97%, 4/09/25 .. 9,631 9,908
992291668.UG.FTS.B, 15.97%, 4/09/25 .. 65 66
992313494.UG.FTS.B, 15.97%, 4/09/25 .. 383 395
992242978.UG.FTS.B, 16.99%, 4/09/25 .. 474 487
992384703.UG.FTS.B, 16.99%, 4/09/25 .. 959 986
992484832.UG.FTS.B, 16.99%, 4/09/25 .. 287 293
992249542.UG.FTS.B, 14%, 4/10/25 ..... 268 268
992257707.UG.FTS.B, 14.97%, 4/10/25 .. 58 8
992347407.UG.FTS.B, 14.97%, 4/10/25 .. 960 987
992266303.UG.FTS.B, 14.98%, 4/10/25 .. 14 14
992261244.UG.FTS.B, 15%, 4/10/25 ..... 1,006 1,029
992313151.UG.FTS.B, 15%, 4/10/25 ..... 4,561 4,668
992358206.UG.FTS.B, 15%, 4/10/25 ..... 284 291
992263444.UG.FTS.B, 15.97%, 4/10/25 .. 460 473
992449630.UG.FTS.B, 15.97%, 4/10/25 .. 31 32
992487071.UG.FTS.B, 15.97%, 4/10/25 .. 919 941
992251291.UG.FTS.B, 15.99%, 4/10/25 .. 700 717
992372039.UG.FTS.B, 15.99%, 4/10/25 .. 209 215
992349348.UG.FTS.B, 16.99%, 4/10/25 .. 288 296
992424464.UG.FTS.B, 16.99%, 4/10/25 .. 1,416 1,455
992454909.UG.FTS.B, 16.99%, 4/10/25 .. 192 198
992257803.UG.FTS.B, 17.99%, 4/10/25 .. 256 159
992264965.UG.FTS.B, 17.99%, 4/10/25 .. 268 275
992335007.UG.FTS.B, 17.99%, 4/10/25 .. 44 44
992266741.UG.FTS.B, 20.46%, 4/10/25 .. 422 433
992282384.UG.FTS.B, 16.99%, 4/11/25 .. 869 159
992302614.UG.FTS.B, 16.99%, 4/11/25 .. 675 694
992307123.UG.FTS.B, 16.99%, 4/11/25 .. 0 0
992442083.UG.FTS.B, 16.99%, 4/11/25 .. 226 232
992443371.UG.FTS.B, 16.99%, 4/11/25 .. 31 32
992372193.UG.FTS.B, 17.97%, 4/11/25 .. 147 151

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992288249.UG.FTS.B, 17.99%, 4/11/25 .. $ 898 $ 923
992288291.UG.FTS.B, 17.99%, 4/11/25 .. 78 80
992408223.UG.FTS.B, 17.99%, 4/11/25 .. 109 112
992269636.UG.FTS.B, 18.97%, 4/11/25 .. 147 147
992286136.UG.FTS.B, 19.21%, 4/11/25 .. 1,039 1,061
992290810.UG.FTS.B, 19.8%, 4/11/25 ... 525 539
992271681.UG.FTS.B, 20.46%, 4/11/25 .. 240 242
992318004.UG.FTS.B, 21.98%, 4/11/25 .. 62 63
992265936.UG.FTS.B, 15%, 4/12/25 ..... 173 174
992297219.UG.FTS.B, 15.97%, 4/12/25 .. 549 565
992311968.UG.FTS.B, 15.97%, 4/12/25 .. 4,815 4,954
992267819.UG.FTS.B, 16.99%, 4/12/25 .. 717 738
992336329.UG.FTS.B, 16.99%, 4/12/25 .. 304 311
992347580.UG.FTS.B, 16.99%, 4/12/25 .. 1,829 1,880
992354175.UG.FTS.B, 16.99%, 4/12/25 .. 104 106
992446802.UG.FTS.B, 16.99%, 4/12/25 .. 3,047 3,118
992276700.UG.FTS.B, 17.99%, 4/12/25 .. 2,419 2,487
992307762.UG.FTS.B, 17.99%, 4/12/25 .. 2,580 2,635
992321028.UG.FTS.B, 17.99%, 4/12/25 .. 80 80
992274342.UG.FTS.B, 18.97%, 4/12/25 .. 420 429
992295225.UG.FTS.B, 21.98%, 4/12/25 .. 322 329
992331622.UG.FTS.B, 23.95%, 4/12/25 .. 278 284
992322854.UG.FTS.B, 14%, 4/13/25 ..... 2,691 2,759
992508367.UG.FTS.B, 14%, 4/13/25 ..... 4,665 4,776
992272758.UG.FTS.B, 15.97%, 4/13/25 .. 378 380
992290392.UG.FTS.B, 15.97%, 4/13/25 .. 1,696 1,745
992293798.UG.FTS.B, 15.97%, 4/13/25 .. 55 56
992351798.UG.FTS.B, 15.97%, 4/13/25 .. 73 75
992513612.UG.FTS.B, 15.97%, 4/13/25 .. 1,553 1,591
992537011.UG.FTS.B, 15.97%, 4/13/25 .. 4,156 4,257
992273689.UG.FTS.B, 16.99%, 4/13/25 .. 1,747 318
992275766.UG.FTS.B, 16.99%, 4/13/25 .. 442 452
992277654.UG.FTS.B, 16.99%, 4/13/25 .. 2,831 2,910
992278529.UG.FTS.B, 16.99%, 4/13/25 .. 1,282 1,323
992287880.UG.FTS.B, 16.99%, 4/13/25 .. 633 651
992322383.UG.FTS.B, 16.99%, 4/13/25 .. 1,409 1,448
992475493.UG.FTS.B, 16.99%, 4/13/25 .. 270 275
992281705.UG.FTS.B, 17.99%, 4/13/25 .. 2,902 1,802
992341657.UG.FTS.B, 17.99%, 4/13/25 .. 545 559
992369219.UG.FTS.B, 17.99%, 4/13/25 .. 578 594
992274015.UG.FTS.B, 18.21%, 4/13/25 .. 1,399 1,435
992328216.UG.FTS.B, 18.97%, 4/13/25 .. 65 67
992355768.UG.FTS.B, 18.97%, 4/13/25 .. 642 659
992335769.UG.FTS.B, 19.21%, 4/13/25 .. 2,227 2,282
992390041.UG.FTS.B, 19.21%, 4/13/25 .. 93 95
992403270.UG.FTS.B, 19.21%, 4/13/25 .. 197 202
992276515.UG.FTS.B, 19.8%, 4/13/25 ... 34 34
992276560.UG.FTS.B, 19.8%, 4/13/25 ... 3,766 3,863
992297895.UG.FTS.B, 19.8%, 4/13/25 ... 646 662
992413558.UG.FTS.B, 20.46%, 4/13/25 .. 497 505
992279083.UG.FTS.B, 20.97%, 4/13/25 .. 2,194 2,240
992317691.UG.FTS.B, 20.97%, 4/13/25 .. 337 345
992329125.UG.FTS.B, 20.97%, 4/13/25 .. 79 81
992337065.UG.FTS.B, 20.97%, 4/13/25 .. 160 164
992358359.UG.FTS.B, 20.97%, 4/13/25 .. 289 33
992372306.UG.FTS.B, 20.97%, 4/13/25 .. 240 244
992275798.UG.FTS.B, 21.46%, 4/13/25 .. 1,363 1,390
992278017.UG.FTS.B, 21.46%, 4/13/25 .. 815 834
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992299528.UG.FTS.B, 21.46%, 4/13/25 .. $ 207 $ 212
992307235.UG.FTS.B, 21.46%, 4/13/25 .. 204 208
992336126.UG.FTS.B, 21.46%, 4/13/25 .. 174 178
992355419.UG.FTS.B, 21.46%, 4/13/25 .. 302 309
992293222.UG.FTS.B, 21.98%, 4/13/25 .. 1,068 1,093
992363717.UG.FTS.B, 21.98%, 4/13/25 .. 167 172
992374250.UG.FTS.B, 21.98%, 4/13/25 .. 96 98
992274704.UG.FTS.B, 22.97%, 4/13/25 .. 268 275
992307983.UG.FTS.B, 22.97%, 4/13/25 .. 42 43
992291383.UG.FTS.B, 23.95%, 4/13/25 .. 787 801
992295363.UG.FTS.B, 14.98%, 4/14/25 .. 309 317
992295133.UG.FTS.B, 15%, 4/14/25 ..... 233 236
992295323.UG.FTS.B, 15.97%, 4/14/25 .. 105 108
992298905.UG.FTS.B, 15.97%, 4/14/25 .. 379 390
992340474.UG.FTS.B, 15.97%, 4/14/25 .. 1,580 1,627
992336097.UG.FTS.B, 15.99%, 4/14/25 .. 399 409
992290593.UG.FTS.B, 16.47%, 4/14/25 .. 61 61
992285725.UG.FTS.B, 16.83%, 4/14/25 .. 2,473 2,543
992289110.UG.FTS.B, 16.83%, 4/14/25 .. 2,195 2,257
992284105.UG.FTS.B, 16.99%, 4/14/25 .. 2,889 2,972
992286834.UG.FTS.B, 16.99%, 4/14/25 .. 1,046 1,076
992300816.UG.FTS.B, 16.99%, 4/14/25 .. 605 623
992316418.UG.FTS.B, 16.99%, 4/14/25 .. 1,349 1,385
992319053.UG.FTS.B, 16.99%, 4/14/25 .. 158 162
992340064.UG.FTS.B, 16.99%, 4/14/25 .. 235 241
992564416.UG.FTS.B, 16.99%, 4/14/25 .. 1,049 1,075
992286863.UG.FTS.B, 17.49%, 4/14/25 .. 448 455
992284980.UG.FTS.B, 17.88%, 4/14/25 .. 1,637 1,682
992290644.UG.FTS.B, 17.88%, 4/14/25 .. 341 348
992316285.UG.FTS.B, 17.99%, 4/14/25 .. 565 581
992324578.UG.FTS.B, 17.99%, 4/14/25 .. 511 524
992327489.UG.FTS.B, 17.99%, 4/14/25 .. 63 64
992286777.UG.FTS.B, 18.8%, 4/14/25 ... 50 51
992305826.UG.FTS.B, 18.97%, 4/14/25 .. 174 179
992285039.UG.FTS.B, 19.21%, 4/14/25 .. 500 36
992285945.UG.FTS.B, 19.21%, 4/14/25 .. 339 349
992290939.UG.FTS.B, 19.21%, 4/14/25 .. 459 466
992291071.UG.FTS.B, 19.21%, 4/14/25 .. 3,024 3,122
992286128.UG.FTS.B, 19.8%, 4/14/25 ... 595 607
992309878.UG.FTS.B, 19.8%, 4/14/25 ... 2,534 2,605
992285986.UG.FTS.B, 19.99%, 4/14/25 .. 110 112
992287169.UG.FTS.B, 19.99%, 4/14/25 .. 106 109
992290100.UG.FTS.B, 19.99%, 4/14/25 .. 4,121 4,230
992291719.UG.FTS.B, 19.99%, 4/14/25 .. 7 7
992281600.UG.FTS.B, 20.46%, 4/14/25 .. 939 953
992292288.UG.FTS.B, 20.46%, 4/14/25 .. 2,408 2,483
992296883.UG.FTS.B, 20.46%, 4/14/25 .. 130 133
992288833.UG.FTS.B, 20.97%, 4/14/25 .. 154 158
992289091.UG.FTS.B, 20.97%, 4/14/25 .. 746 766
992281950.UG.FTS.B, 21.46%, 4/14/25 .. 1,386 1,400
992289748.UG.FTS.B, 21.46%, 4/14/25 .. 469 474
992308779.UG.FTS.B, 21.46%, 4/14/25 .. 107 108
992287032.UG.FTS.B, 23.95%, 4/14/25 .. 325 336
992289732.UG.FTS.B, 25.95%, 4/14/25 .. 584 595
992286562.UG.FTS.B, 27.99%, 4/14/25 .. 166 166
992285755.UG.FTS.B, 28.98%, 4/14/25 .. 5,457 5,577
992287318.UG.FTS.B, 28.98%, 4/14/25 .. 5 6
992288849.UG.FTS.B, 28.98%, 4/14/25 .. 1,301 1,305

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992289187.UG.FTS.B, 28.98%, 4/14/25 .. $ 213 $ 219
992289614.UG.FTS.B, 28.98%, 4/14/25 .. 261 268
992289647.UG.FTS.B, 28.98%, 4/14/25 .. 1,669 1,702
992289975.UG.FTS.B, 28.98%, 4/14/25 .. 240 243
992294748.UG.FTS.B, 28.98%, 4/14/25 .. 856 870
992300560.UG.FTS.B, 28.98%, 4/14/25 .. 117 76
992305613.UG.FTS.B, 28.98%, 4/14/25 .. 389 399
992310447.UG.FTS.B, 28.98%, 4/14/25 .. 563 575
992292330.UG.FTS.B, 29.46%, 4/14/25 .. 124 127
992289073.UG.FTS.B, 29.48%, 4/14/25 .. 818 837
992285225.UG.FTS.B, 29.49%, 4/14/25 .. 267 34
992286120.UG.FTS.B, 29.49%, 4/14/25 .. 1,778 1,800
992286257.UG.FTS.B, 29.49%, 4/14/25 .. 2,306 512
992287252.UG.FTS.B, 29.49%, 4/14/25 .. 54 55
992287298.UG.FTS.B, 29.49%, 4/14/25 .. 262 268
992287329.UG.FTS.B, 29.49%, 4/14/25 .. 27 28
992288991.UG.FTS.B, 29.49%, 4/14/25 .. 140 143
992290539.UG.FTS.B, 29.49%, 4/14/25 .. 698 705
992291172.UG.FTS.B, 29.49%, 4/14/25 .. 26 26
992296626.UG.FTS.B, 29.49%, 4/14/25 .. 625 624
992300484.UG.FTS.B, 29.49%, 4/14/25 .. 31 12
992300865.UG.FTS.B, 29.49%, 4/14/25 .. 232 237
992308105.UG.FTS.B, 29.49%, 4/14/25 .. 43 42
992308681.UG.FTS.B, 29.49%, 4/14/25 .. 175 177
992308758.UG.FTS.B, 29.49%, 4/14/25 .. 83 11
992296355.UG.FTS.B, 14%, 4/15/25 ..... 554 569
992301204.UG.FTS.B, 14%, 4/15/25 ..... 16 17
992303661.UG.FTS.B, 14.97%, 4/15/25 .. 2,409 2,479
992303123.UG.FTS.B, 14.98%, 4/15/25 .. 1,928 1,983
992308602.UG.FTS.B, 15%, 4/15/25 ..... 564 580
992347128.UG.FTS.B, 15.97%, 4/15/25 .. 6,514 6,712
992364174.UG.FTS.B, 15.97%, 4/15/25 .. 260 268
992303883.UG.FTS.B, 15.99%, 4/15/25 .. 1,930 1,985
992297524.UG.FTS.B, 16.99%, 4/15/25 .. 1,597 1,643
992307848.UG.FTS.B, 16.99%, 4/15/25 .. 264 272
992309103.UG.FTS.B, 16.99%, 4/15/25 .. 208 214
992320370.UG.FTS.B, 16.99%, 4/15/25 .. 1,481 1,523
992331909.UG.FTS.B, 16.99%, 4/15/25 .. 983 1,010
992340458.UG.FTS.B, 16.99%, 4/15/25 .. 752 773
992335446.UG.FTS.B, 17.97%, 4/15/25 .. 532 547
992294877.UG.FTS.B, 17.99%, 4/15/25 .. 208 214
992296288.UG.FTS.B, 17.99%, 4/15/25 .. 229 236
992298671.UG.FTS.B, 17.99%, 4/15/25 .. 36 37
992301536.UG.FTS.B, 17.99%, 4/15/25 .. 144 148
992302136.UG.FTS.B, 17.99%, 4/15/25 .. 2,281 422
992560169.UG.FTS.B, 17.99%, 4/15/25 .. 2,590 2,652
992303576.UG.FTS.B, 19.21%, 4/15/25 .. 387 398
992294661.UG.FTS.B, 19.8%, 4/15/25 ... 4,065 4,177
992296404.UG.FTS.B, 19.8%, 4/15/25 ... 2,394 2,450
992297561.UG.FTS.B, 19.8%, 4/15/25 ... 289 297
992303008.UG.FTS.B, 20.46%, 4/15/25 .. 1,261 1,294
992296582.UG.FTS.B, 20.97%, 4/15/25 .. 809 830
992299386.UG.FTS.B, 20.97%, 4/15/25 .. 58 59
992295534.UG.FTS.B, 21.46%, 4/15/25 .. 1,996 2,029
992297152.UG.FTS.B, 21.46%, 4/15/25 .. 560 577
992306919.UG.FTS.B, 21.46%, 4/15/25 .. 215 221
992301228.UG.FTS.B, 21.98%, 4/15/25 .. 48 49
992326108.UG.FTS.B, 21.98%, 4/15/25 .. 621 637
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992297320.UG.FTS.B, 22.97%, 4/15/25 .. $ 0 $ 0
992303407.UG.FTS.B, 23.95%, 4/15/25 .. 231 236
992294994.UG.FTS.B, 25.95%, 4/15/25 .. 901 920
992307624.UG.FTS.B, 26.94%, 4/15/25 .. 515 526
992296314.UG.FTS.B, 27.99%, 4/15/25 .. 85 87
992297764.UG.FTS.B, 27.99%, 4/15/25 .. 2,580 2,645
992295308.UG.FTS.B, 28.98%, 4/15/25 .. 184 189
992295752.UG.FTS.B, 28.98%, 4/15/25 .. 2,544 2,609
992296027.UG.FTS.B, 28.98%, 4/15/25 .. 332 340
992297340.UG.FTS.B, 28.98%, 4/15/25 .. 1,003 1,025
992298164.UG.FTS.B, 28.98%, 4/15/25 .. 1,125 1,154
992298380.UG.FTS.B, 28.98%, 4/15/25 .. 56 57
992299571.UG.FTS.B, 28.98%, 4/15/25 .. 677 687
992300707.UG.FTS.B, 28.98%, 4/15/25 .. 1,417 1,458
992300880.UG.FTS.B, 28.98%, 4/15/25 .. 680 691
992301426.UG.FTS.B, 28.98%, 4/15/25 .. 377 387
992301747.UG.FTS.B, 28.98%, 4/15/25 .. 2,808 599
992304581.UG.FTS.B, 28.98%, 4/15/25 .. 812 836
992305779.UG.FTS.B, 28.98%, 4/15/25 .. 468 480
992308046.UG.FTS.B, 28.98%, 4/15/25 .. 164 169
992309543.UG.FTS.B, 28.98%, 4/15/25 .. 153 157
992309552.UG.FTS.B, 28.98%, 4/15/25 .. 278 282
992297156.UG.FTS.B, 29.46%, 4/15/25 .. 1,066 1,060
992299371.UG.FTS.B, 29.46%, 4/15/25 .. 1,129 1,157
992305164.UG.FTS.B, 29.46%, 4/15/25 .. 65 64
992294654.UG.FTS.B, 29.49%, 4/15/25 .. 241 247
992295801.UG.FTS.B, 29.49%, 4/15/25 .. 240 240
992296250.UG.FTS.B, 29.49%, 4/15/25 .. 1,176 1,201
992296627.UG.FTS.B, 29.49%, 4/15/25 .. 995 1,018
992296767.UG.FTS.B, 29.49%, 4/15/25 .. 50 50
992296907.UG.FTS.B, 29.49%, 4/15/25 .. 432 442
992297557.UG.FTS.B, 29.49%, 4/15/25 .. 1,147 1,153
992298213.UG.FTS.B, 29.49%, 4/15/25 .. 553 561
992298614.UG.FTS.B, 29.49%, 4/15/25 .. 221 226
992298646.UG.FTS.B, 29.49%, 4/15/25 .. 59 60
992298750.UG.FTS.B, 29.49%, 4/15/25 .. 559 571
992299565.UG.FTS.B, 29.49%, 4/15/25 .. 317 325
992300375.UG.FTS.B, 29.49%, 4/15/25 .. 588 601
992301567.UG.FTS.B, 29.49%, 4/15/25 .. 2,452 2,503
992305034.UG.FTS.B, 29.49%, 4/15/25 .. 159 163
992308453.UG.FTS.B, 29.49%, 4/15/25 .. 191 196
992310606.UG.FTS.B, 29.49%, 4/15/25 .. 1,182 1,211
992310696.UG.FTS.B, 29.49%, 4/15/25 .. 2,407 2,463
992580136.UG.FTS.B, 15%, 4/16/25 ..... 264 270
992308265.UG.FTS.B, 15.97%, 4/16/25 .. 572 589
992386827.UG.FTS.B, 15.97%, 4/16/25 .. 1,093 1,126
992414496.UG.FTS.B, 15.97%, 4/16/25 .. 226 232
992483831.UG.FTS.B, 15.97%, 4/16/25 .. 0 0
992498711.UG.FTS.B, 15.97%, 4/16/25 .. 190 195
992553584.UG.FTS.B, 15.99%, 4/16/25 .. 3,341 3,426
992525722.UG.FTS.B, 16.99%, 4/16/25 .. 2,391 2,462
992316046.UG.FTS.B, 17.99%, 4/16/25 .. 349 359
992306849.UG.FTS.B, 18.21%, 4/16/25 .. 681 700
992304908.UG.FTS.B, 19.99%, 4/16/25 .. 5,226 5,276
992305308.UG.FTS.B, 19.99%, 4/16/25 .. 349 358
992306261.UG.FTS.B, 19.99%, 4/16/25 .. 881 894
992307581.UG.FTS.B, 19.99%, 4/16/25 .. 599 615
992307679.UG.FTS.B, 19.99%, 4/16/25 .. 360 366

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992308797.UG.FTS.B, 19.99%, 4/16/25 .. $ 109 $ 112
992309236.UG.FTS.B, 19.99%, 4/16/25 .. 829 851
992309341.UG.FTS.B, 19.99%, 4/16/25 .. 1,625 1,668
992309419.UG.FTS.B, 19.99%, 4/16/25 .. 222 228
992310357.UG.FTS.B, 19.99%, 4/16/25 .. 472 470
992460462.UG.FTS.B, 20.97%, 4/16/25 .. 463 477
992305605.UG.FTS.B, 21.46%, 4/16/25 .. 1,065 1,093
992305646.UG.FTS.B, 21.46%, 4/16/25 .. 493 310
992307184.UG.FTS.B, 21.46%, 4/16/25 .. 57 58
992381662.UG.FTS.B, 21.46%, 4/16/25 .. 247 48
992305064.UG.FTS.B, 21.97%, 4/16/25 .. 153 156
992309110.UG.FTS.B, 21.98%, 4/16/25 .. 1,231 1,257
992309577.UG.FTS.B, 21.98%, 4/16/25 .. 3,887 3,988
992326041.UG.FTS.B, 21.98%, 4/16/25 .. 377 388
992309950.UG.FTS.B, 22.95%, 4/16/25 .. 721 738
992336195.UG.FTS.B, 22.97%, 4/16/25 .. 180 36
992304273.UG.FTS.B, 27.95%, 4/16/25 .. 187 189
992308738.UG.FTS.B, 27.95%, 4/16/25 .. 1,937 1,963
992304599.UG.FTS.B, 28.98%, 4/16/25 .. 846 871
992304829.UG.FTS.B, 28.98%, 4/16/25 .. 276 282
992305019.UG.FTS.B, 28.98%, 4/16/25 .. 91 93
992305433.UG.FTS.B, 28.98%, 4/16/25 .. 149 153
992306028.UG.FTS.B, 28.98%, 4/16/25 .. 87 89
992306115.UG.FTS.B, 28.98%, 4/16/25 .. 1,376 1,395
992306619.UG.FTS.B, 28.98%, 4/16/25 .. 442 449
992306978.UG.FTS.B, 28.98%, 4/16/25 .. 1,113 1,143
992307236.UG.FTS.B, 28.98%, 4/16/25 .. 140 144
992307424.UG.FTS.B, 28.98%, 4/16/25 .. 382 389
992307777.UG.FTS.B, 28.98%, 4/16/25 .. 1,945 1,997
992307930.UG.FTS.B, 28.98%, 4/16/25 .. 528 113
992308010.UG.FTS.B, 28.98%, 4/16/25 .. 177 182
992308135.UG.FTS.B, 28.98%, 4/16/25 .. 269 174
992308394.UG.FTS.B, 28.98%, 4/16/25 .. 234 241
992308414.UG.FTS.B, 28.98%, 4/16/25 .. 269 276
992308417.UG.FTS.B, 28.98%, 4/16/25 .. 340 348
992308705.UG.FTS.B, 28.98%, 4/16/25 .. 627 628
992309398.UG.FTS.B, 28.98%, 4/16/25 .. 617 633
992309686.UG.FTS.B, 28.98%, 4/16/25 .. 576 585
992310073.UG.FTS.B, 28.98%, 4/16/25 .. 79 81
992310093.UG.FTS.B, 28.98%, 4/16/25 .. 372 375
992310638.UG.FTS.B, 28.98%, 4/16/25 .. 1,193 1,224
992306408.UG.FTS.B, 29.46%, 4/16/25 .. 1,454 1,491
992308316.UG.FTS.B, 29.46%, 4/16/25 .. 75 75
992304294.UG.FTS.B, 29.49%, 4/16/25 .. 283 287
992304303.UG.FTS.B, 29.49%, 4/16/25 .. 488 490
992304589.UG.FTS.B, 29.49%, 4/16/25 .. 113 115
992304610.UG.FTS.B, 29.49%, 4/16/25 .. 57 59
992304613.UG.FTS.B, 29.49%, 4/16/25 .. 178 182
992304939.UG.FTS.B, 29.49%, 4/16/25 .. 88 90
992305076.UG.FTS.B, 29.49%, 4/16/25 .. 236 236
992305333.UG.FTS.B, 29.49%, 4/16/25 .. 690 706
992305361.UG.FTS.B, 29.49%, 4/16/25 .. 155 160
992305535.UG.FTS.B, 29.49%, 4/16/25 .. 244 250
992305809.UG.FTS.B, 29.49%, 4/16/25 .. 172 176
992306027.UG.FTS.B, 29.49%, 4/16/25 .. 230 236
992306689.UG.FTS.B, 29.49%, 4/16/25 .. 200 205
992307004.UG.FTS.B, 29.49%, 4/16/25 .. 65 66
992307426.UG.FTS.B, 29.49%, 4/16/25 .. 798 818
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992307816.UG.FTS.B, 29.49%, 4/16/25 .. $ 151 $ 11
992307821.UG.FTS.B, 29.49%, 4/16/25 .. 64 66
992308160.UG.FTS.B, 29.49%, 4/16/25 .. 297 303
992308258.UG.FTS.B, 29.49%, 4/16/25 .. 47 48
992308539.UG.FTS.B, 29.49%, 4/16/25 .. 17 17
992308653.UG.FTS.B, 29.49%, 4/16/25 .. 67 69
992308785.UG.FTS.B, 29.49%, 4/16/25 .. 1,004 1,017
992308819.UG.FTS.B, 29.49%, 4/16/25 .. 225 231
992308869.UG.FTS.B, 29.49%, 4/16/25 .. 621 636
992308950.UG.FTS.B, 29.49%, 4/16/25 .. 294 302
992309024.UG.FTS.B, 29.49%, 4/16/25 .. 173 171
992309220.UG.FTS.B, 29.49%, 4/16/25 .. 1,838 1,886
992309357.UG.FTS.B, 29.49%, 4/16/25 .. 2 2
992309545.UG.FTS.B, 29.49%, 4/16/25 .. 881 112
992309568.UG.FTS.B, 29.49%, 4/16/25 .. 17 17
992309651.UG.FTS.B, 29.49%, 4/16/25 .. 2,941 3,017
992309804.UG.FTS.B, 29.49%, 4/16/25 .. 39 39
992309882.UG.FTS.B, 29.49%, 4/16/25 .. – –
992309988.UG.FTS.B, 29.49%, 4/16/25 .. 733 742
992310216.UG.FTS.B, 29.49%, 4/16/25 .. 484 491
992310247.UG.FTS.B, 29.49%, 4/16/25 .. 164 168
992310266.UG.FTS.B, 29.49%, 4/16/25 .. 93 94
992310325.UG.FTS.B, 29.49%, 4/16/25 .. 160 164
992468316.UG.FTS.B, 14%, 4/17/25 ..... 496 511
992539494.UG.FTS.B, 14%, 4/17/25 ..... 129 134
992355317.UG.FTS.B, 15%, 4/17/25 ..... 306 314
992327747.UG.FTS.B, 15.97%, 4/17/25 .. 232 239
992323147.UG.FTS.B, 16.99%, 4/17/25 .. 3,967 4,023
992323905.UG.FTS.B, 16.99%, 4/17/25 .. 5,278 5,437
992597031.UG.FTS.B, 16.99%, 4/17/25 .. 281 289
992327056.UG.FTS.B, 17.99%, 4/17/25 .. 808 831
992345075.UG.FTS.B, 17.99%, 4/17/25 .. 21 22
992350640.UG.FTS.B, 17.99%, 4/17/25 .. 4,616 4,753
992372747.UG.FTS.B, 17.99%, 4/17/25 .. 228 235
992380827.UG.FTS.B, 20.46%, 4/17/25 .. 153 157
992365578.UG.FTS.B, 21.46%, 4/17/25 .. 246 18
992529613.UG.FTS.B, 21.98%, 4/17/25 .. 136 86
992366350.UG.FTS.B, 14.97%, 4/18/25 .. 223 230
992383416.UG.FTS.B, 14.97%, 4/18/25 .. 102 105
992433563.UG.FTS.B, 14.97%, 4/18/25 .. 536 552
992421509.UG.FTS.B, 15%, 4/18/25 ..... 256 262
992345440.UG.FTS.B, 15.97%, 4/18/25 .. 349 360
992362239.UG.FTS.B, 15.97%, 4/18/25 .. 384 395
992397485.UG.FTS.B, 15.97%, 4/18/25 .. 277 285
992484763.UG.FTS.B, 15.97%, 4/18/25 .. 527 543
992546771.UG.FTS.B, 15.97%, 4/18/25 .. 5,739 5,889
992323983.UG.FTS.B, 16.99%, 4/18/25 .. 130 133
992329160.UG.FTS.B, 16.99%, 4/18/25 .. 2,015 2,073
992356139.UG.FTS.B, 16.99%, 4/18/25 .. 399 411
992387534.UG.FTS.B, 16.99%, 4/18/25 .. 402 413
992324428.UG.FTS.B, 17.99%, 4/18/25 .. 702 723
992347652.UG.FTS.B, 17.99%, 4/18/25 .. 1,933 1,990
992350959.UG.FTS.B, 17.99%, 4/18/25 .. 3,088 3,179
992380390.UG.FTS.B, 17.99%, 4/18/25 .. 691 712
992403384.UG.FTS.B, 17.99%, 4/18/25 .. 915 943
992445190.UG.FTS.B, 17.99%, 4/18/25 .. 500 57
992402637.UG.FTS.B, 19.99%, 4/18/25 .. 102 104
992357178.UG.FTS.B, 20.97%, 4/18/25 .. 72 73

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992385404.UG.FTS.B, 20.97%, 4/18/25 .. $ 189 $ 194
992499343.UG.FTS.B, 20.97%, 4/18/25 .. 111 114
992322893.UG.FTS.B, 28.98%, 4/18/25 .. 186 191
992322987.UG.FTS.B, 28.98%, 4/18/25 .. 358 367
992325295.UG.FTS.B, 28.98%, 4/18/25 .. 210 215
992326342.UG.FTS.B, 28.98%, 4/18/25 .. 544 543
992327973.UG.FTS.B, 28.98%, 4/18/25 .. 620 638
992330849.UG.FTS.B, 28.98%, 4/18/25 .. 183 183
992344450.UG.FTS.B, 28.98%, 4/18/25 .. 42 43
992397735.UG.FTS.B, 28.98%, 4/18/25 .. 127 130
992461866.UG.FTS.B, 28.98%, 4/18/25 .. 2,730 2,775
992491313.UG.FTS.B, 28.98%, 4/18/25 .. 12 12
992341212.UG.FTS.B, 29.45%, 4/18/25 .. 1,628 1,670
992346087.UG.FTS.B, 29.48%, 4/18/25 .. 156 159
992322780.UG.FTS.B, 29.49%, 4/18/25 .. 71 72
992323207.UG.FTS.B, 29.49%, 4/18/25 .. 427 437
992323564.UG.FTS.B, 29.49%, 4/18/25 .. 158 163
992323640.UG.FTS.B, 29.49%, 4/18/25 .. 920 928
992323711.UG.FTS.B, 29.49%, 4/18/25 .. 193 197
992325112.UG.FTS.B, 29.49%, 4/18/25 .. – –
992326834.UG.FTS.B, 29.49%, 4/18/25 .. 149 152
992327642.UG.FTS.B, 29.49%, 4/18/25 .. 354 364
992331398.UG.FTS.B, 29.49%, 4/18/25 .. 3 3
992332102.UG.FTS.B, 29.49%, 4/18/25 .. 115 115
992336783.UG.FTS.B, 29.49%, 4/18/25 .. 103 103
992337233.UG.FTS.B, 29.49%, 4/18/25 .. 74 76
992340847.UG.FTS.B, 29.49%, 4/18/25 .. 918 918
992345825.UG.FTS.B, 29.49%, 4/18/25 .. 33 33
992351999.UG.FTS.B, 29.49%, 4/18/25 .. 200 204
992368603.UG.FTS.B, 29.49%, 4/18/25 .. 525 537
992410410.UG.FTS.B, 29.49%, 4/18/25 .. 545 554
992418086.UG.FTS.B, 29.49%, 4/18/25 .. 516 529
992423259.UG.FTS.B, 29.49%, 4/18/25 .. 262 268
992446059.UG.FTS.B, 29.49%, 4/18/25 .. 206 211
992451994.UG.FTS.B, 29.49%, 4/18/25 .. 25 25
992473484.UG.FTS.B, 29.49%, 4/18/25 .. 848 855
992487965.UG.FTS.B, 29.49%, 4/18/25 .. 166 166
992490012.UG.FTS.B, 29.49%, 4/18/25 .. 752 761
992449815.UG.FTS.B, 14.98%, 4/19/25 .. 15 15
992592388.UG.FTS.B, 14.98%, 4/19/25 .. 1,000 112
992367233.UG.FTS.B, 15%, 4/19/25 ..... 734 756
992572123.UG.FTS.B, 15%, 4/19/25 ..... 66 68
992334963.UG.FTS.B, 15.97%, 4/19/25 .. 3,759 3,873
992484042.UG.FTS.B, 15.97%, 4/19/25 .. 11,184 11,430
992487984.UG.FTS.B, 15.97%, 4/19/25 .. 408 420
992331425.UG.FTS.B, 16.99%, 4/19/25 .. 15 15
992335615.UG.FTS.B, 16.99%, 4/19/25 .. 3,038 3,130
992375820.UG.FTS.B, 16.99%, 4/19/25 .. 9 10
992385471.UG.FTS.B, 16.99%, 4/19/25 .. 150 17
992544000.UG.FTS.B, 16.99%, 4/19/25 .. 460 470
992334061.UG.FTS.B, 17.99%, 4/19/25 .. 800 823
992340040.UG.FTS.B, 17.99%, 4/19/25 .. 2,043 2,104
992335335.UG.FTS.B, 19.21%, 4/19/25 .. 729 747
992563597.UG.FTS.B, 19.8%, 4/19/25 ... 503 514
992357699.UG.FTS.B, 19.99%, 4/19/25 .. 212 217
992400112.UG.FTS.B, 19.99%, 4/19/25 .. 426 439
992400662.UG.FTS.B, 19.99%, 4/19/25 .. 419 429
992443784.UG.FTS.B, 19.99%, 4/19/25 .. 224 230
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992335621.UG.FTS.B, 20.46%, 4/19/25 .. $ 2,545 $ 2,601
992362661.UG.FTS.B, 20.46%, 4/19/25 .. 404 30
992367825.UG.FTS.B, 20.46%, 4/19/25 .. 1,770 1,810
992357010.UG.FTS.B, 21.46%, 4/19/25 .. 884 907
992332950.UG.FTS.B, 21.98%, 4/19/25 .. 3,783 3,880
992425253.UG.FTS.B, 21.98%, 4/19/25 .. 500 60
992351332.UG.FTS.B, 26.94%, 4/19/25 .. 1,719 1,738
992334959.UG.FTS.B, 28.98%, 4/19/25 .. 1,441 1,477
992335011.UG.FTS.B, 28.98%, 4/19/25 .. 705 723
992340621.UG.FTS.B, 28.98%, 4/19/25 .. 302 311
992343828.UG.FTS.B, 28.98%, 4/19/25 .. 57 58
992345799.UG.FTS.B, 28.98%, 4/19/25 .. 347 351
992354819.UG.FTS.B, 28.98%, 4/19/25 .. 643 662
992355045.UG.FTS.B, 28.98%, 4/19/25 .. 288 295
992356069.UG.FTS.B, 28.98%, 4/19/25 .. 428 433
992368061.UG.FTS.B, 28.98%, 4/19/25 .. 607 44
992377634.UG.FTS.B, 28.98%, 4/19/25 .. 540 554
992419052.UG.FTS.B, 28.98%, 4/19/25 .. 111 111
992422280.UG.FTS.B, 28.98%, 4/19/25 .. 145 147
992422411.UG.FTS.B, 28.98%, 4/19/25 .. 1,711 1,752
992428210.UG.FTS.B, 28.98%, 4/19/25 .. 357 366
992485761.UG.FTS.B, 28.98%, 4/19/25 .. 1,509 1,548
992492586.UG.FTS.B, 28.98%, 4/19/25 .. 530 535
992592655.UG.FTS.B, 28.98%, 4/19/25 .. 355 360
992602877.UG.FTS.B, 28.98%, 4/19/25 .. 103 106
992609572.UG.FTS.B, 28.98%, 4/19/25 .. 148 149
992614222.UG.FTS.B, 28.98%, 4/19/25 .. 11 11
992394779.UG.FTS.B, 29.45%, 4/19/25 .. 242 246
992356350.UG.FTS.B, 29.46%, 4/19/25 .. 585 599
992440110.UG.FTS.B, 29.47%, 4/19/25 .. 1 1
992382302.UG.FTS.B, 29.48%, 4/19/25 .. 876 896
992429923.UG.FTS.B, 29.48%, 4/19/25 .. 96 98
992332787.UG.FTS.B, 29.49%, 4/19/25 .. 388 397
992336209.UG.FTS.B, 29.49%, 4/19/25 .. 483 494
992336355.UG.FTS.B, 29.49%, 4/19/25 .. 2,454 2,516
992336445.UG.FTS.B, 29.49%, 4/19/25 .. 301 39
992336459.UG.FTS.B, 29.49%, 4/19/25 .. 262 269
992336939.UG.FTS.B, 29.49%, 4/19/25 .. 186 192
992339462.UG.FTS.B, 29.49%, 4/19/25 .. 1,567 1,570
992341019.UG.FTS.B, 29.49%, 4/19/25 .. 73 55
992342094.UG.FTS.B, 29.49%, 4/19/25 .. 287 37
992342956.UG.FTS.B, 29.49%, 4/19/25 .. 52 52
992345740.UG.FTS.B, 29.49%, 4/19/25 .. 343 351
992355834.UG.FTS.B, 29.49%, 4/19/25 .. 112 15
992358044.UG.FTS.B, 29.49%, 4/19/25 .. 157 160
992371729.UG.FTS.B, 29.49%, 4/19/25 .. 556 568
992381989.UG.FTS.B, 29.49%, 4/19/25 .. 530 532
992384802.UG.FTS.B, 29.49%, 4/19/25 .. 2,827 2,869
992391064.UG.FTS.B, 29.49%, 4/19/25 .. 602 602
992394877.UG.FTS.B, 29.49%, 4/19/25 .. 163 166
992396234.UG.FTS.B, 29.49%, 4/19/25 .. 652 665
992399071.UG.FTS.B, 29.49%, 4/19/25 .. 70 70
992399512.UG.FTS.B, 29.49%, 4/19/25 .. 2,173 2,224
992418689.UG.FTS.B, 29.49%, 4/19/25 .. 479 486
992447664.UG.FTS.B, 29.49%, 4/19/25 .. 135 138
992451835.UG.FTS.B, 29.49%, 4/19/25 .. 3,684 3,775
992499847.UG.FTS.B, 29.49%, 4/19/25 .. 140 95
992508385.UG.FTS.B, 29.49%, 4/19/25 .. 137 139

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992514947.UG.FTS.B, 29.49%, 4/19/25 .. $ 550 $ 555
992579924.UG.FTS.B, 29.49%, 4/19/25 .. 192 195
992581058.UG.FTS.B, 29.49%, 4/19/25 .. 435 56
992585077.UG.FTS.B, 29.49%, 4/19/25 .. 324 328
992611397.UG.FTS.B, 29.49%, 4/19/25 .. 156 159
992616668.UG.FTS.B, 29.49%, 4/19/25 .. 345 346
992338902.UG.FTS.B, 15.97%, 4/20/25 .. 1,139 1,177
992343511.UG.FTS.B, 18.97%, 4/20/25 .. 663 682
992341718.UG.FTS.B, 19.99%, 4/20/25 .. 1,714 1,761
992343551.UG.FTS.B, 19.99%, 4/20/25 .. 200 205
992344561.UG.FTS.B, 19.99%, 4/20/25 .. 37 38
992344998.UG.FTS.B, 19.99%, 4/20/25 .. 1,611 1,633
992345097.UG.FTS.B, 19.99%, 4/20/25 .. 329 338
992345461.UG.FTS.B, 19.99%, 4/20/25 .. 53 55
992345531.UG.FTS.B, 19.99%, 4/20/25 .. 175 174
992345537.UG.FTS.B, 19.99%, 4/20/25 .. 81 82
992346384.UG.FTS.B, 19.99%, 4/20/25 .. 364 374
992350961.UG.FTS.B, 19.99%, 4/20/25 .. 969 995
992352431.UG.FTS.B, 19.99%, 4/20/25 .. 2,060 2,114
992354565.UG.FTS.B, 19.99%, 4/20/25 .. 289 296
992370620.UG.FTS.B, 19.99%, 4/20/25 .. 594 608
992372406.UG.FTS.B, 19.99%, 4/20/25 .. 43 44
992376081.UG.FTS.B, 19.99%, 4/20/25 .. 1,201 1,227
992380889.UG.FTS.B, 19.99%, 4/20/25 .. 27 27
992388112.UG.FTS.B, 19.99%, 4/20/25 .. 135 138
992396003.UG.FTS.B, 19.99%, 4/20/25 .. 312 320
992401716.UG.FTS.B, 19.99%, 4/20/25 .. 42 43
992402954.UG.FTS.B, 19.99%, 4/20/25 .. 24 24
992407904.UG.FTS.B, 19.99%, 4/20/25 .. 103 105
992408343.UG.FTS.B, 19.99%, 4/20/25 .. 21 21
992412189.UG.FTS.B, 19.99%, 4/20/25 .. 18 18
992424344.UG.FTS.B, 19.99%, 4/20/25 .. 41 42
992429650.UG.FTS.B, 19.99%, 4/20/25 .. 963 990
992439156.UG.FTS.B, 19.99%, 4/20/25 .. 61 63
992441712.UG.FTS.B, 19.99%, 4/20/25 .. 85 87
992462479.UG.FTS.B, 19.99%, 4/20/25 .. 73 74
992474848.UG.FTS.B, 19.99%, 4/20/25 .. 117 120
992476651.UG.FTS.B, 19.99%, 4/20/25 .. 84 86
992478438.UG.FTS.B, 19.99%, 4/20/25 .. 152 156
992490816.UG.FTS.B, 19.99%, 4/20/25 .. 601 611
992495523.UG.FTS.B, 19.99%, 4/20/25 .. 481 494
992514020.UG.FTS.B, 19.99%, 4/20/25 .. 392 395
992347525.UG.FTS.B, 21.46%, 4/20/25 .. 1,384 1,417
992399777.UG.FTS.B, 25.95%, 4/20/25 .. 201 205
992587068.UG.FTS.B, 25.95%, 4/20/25 .. 384 390
992430827.UG.FTS.B, 26.94%, 4/20/25 .. 11 11
992338075.UG.FTS.B, 27.95%, 4/20/25 .. 727 746
992339363.UG.FTS.B, 27.95%, 4/20/25 .. 126 129
992351345.UG.FTS.B, 27.95%, 4/20/25 .. 25 25
992385000.UG.FTS.B, 27.95%, 4/20/25 .. 310 318
992394027.UG.FTS.B, 27.95%, 4/20/25 .. 1,315 1,335
992362201.UG.FTS.B, 27.99%, 4/20/25 .. 202 207
992366991.UG.FTS.B, 27.99%, 4/20/25 .. 474 487
992371231.UG.FTS.B, 27.99%, 4/20/25 .. 73 74
992410568.UG.FTS.B, 27.99%, 4/20/25 .. 302 310
992619976.UG.FTS.B, 27.99%, 4/20/25 .. 600 609
992338470.UG.FTS.B, 28.98%, 4/20/25 .. 274 281
992338652.UG.FTS.B, 28.98%, 4/20/25 .. 376 386
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992339153.UG.FTS.B, 28.98%, 4/20/25 .. $ 227 $ 233
992339578.UG.FTS.B, 28.98%, 4/20/25 .. 3,272 3,332
992339652.UG.FTS.B, 28.98%, 4/20/25 .. 213 219
992339835.UG.FTS.B, 28.98%, 4/20/25 .. 805 812
992339837.UG.FTS.B, 28.98%, 4/20/25 .. 437 449
992340205.UG.FTS.B, 28.98%, 4/20/25 .. 184 190
992340262.UG.FTS.B, 28.98%, 4/20/25 .. 569 580
992340579.UG.FTS.B, 28.98%, 4/20/25 .. 88 7
992340689.UG.FTS.B, 28.98%, 4/20/25 .. 1,310 1,340
992340949.UG.FTS.B, 28.98%, 4/20/25 .. 1,420 1,457
992341040.UG.FTS.B, 28.98%, 4/20/25 .. 339 346
992341712.UG.FTS.B, 28.98%, 4/20/25 .. 307 312
992342447.UG.FTS.B, 28.98%, 4/20/25 .. 890 901
992342749.UG.FTS.B, 28.98%, 4/20/25 .. 965 991
992343059.UG.FTS.B, 28.98%, 4/20/25 .. 248 162
992343369.UG.FTS.B, 28.98%, 4/20/25 .. 305 313
992345558.UG.FTS.B, 28.98%, 4/20/25 .. 23 23
992345562.UG.FTS.B, 28.98%, 4/20/25 .. 258 265
992345748.UG.FTS.B, 28.98%, 4/20/25 .. 48 49
992346258.UG.FTS.B, 28.98%, 4/20/25 .. 469 480
992346826.UG.FTS.B, 28.98%, 4/20/25 .. 1,470 1,509
992350796.UG.FTS.B, 28.98%, 4/20/25 .. 632 649
992350941.UG.FTS.B, 28.98%, 4/20/25 .. 686 704
992352077.UG.FTS.B, 28.98%, 4/20/25 .. 40 41
992352095.UG.FTS.B, 28.98%, 4/20/25 .. 631 636
992352215.UG.FTS.B, 28.98%, 4/20/25 .. 2,475 2,508
992352243.UG.FTS.B, 28.98%, 4/20/25 .. 262 270
992353073.UG.FTS.B, 28.98%, 4/20/25 .. 2,736 2,798
992354011.UG.FTS.B, 28.98%, 4/20/25 .. 940 964
992355254.UG.FTS.B, 28.98%, 4/20/25 .. 246 253
992355518.UG.FTS.B, 28.98%, 4/20/25 .. 799 817
992355874.UG.FTS.B, 28.98%, 4/20/25 .. 625 635
992357343.UG.FTS.B, 28.98%, 4/20/25 .. 20 20
992357502.UG.FTS.B, 28.98%, 4/20/25 .. 154 158
992358247.UG.FTS.B, 28.98%, 4/20/25 .. 2,498 2,547
992359827.UG.FTS.B, 28.98%, 4/20/25 .. 225 231
992361195.UG.FTS.B, 28.98%, 4/20/25 .. 98 100
992361834.UG.FTS.B, 28.98%, 4/20/25 .. 632 630
992362279.UG.FTS.B, 28.98%, 4/20/25 .. 62 64
992362288.UG.FTS.B, 28.98%, 4/20/25 .. 191 197
992362499.UG.FTS.B, 28.98%, 4/20/25 .. 31 31
992362635.UG.FTS.B, 28.98%, 4/20/25 .. 549 563
992363075.UG.FTS.B, 28.98%, 4/20/25 .. 167 171
992365288.UG.FTS.B, 28.98%, 4/20/25 .. 2,360 2,418
992365876.UG.FTS.B, 28.98%, 4/20/25 .. 413 423
992367389.UG.FTS.B, 28.98%, 4/20/25 .. 252 256
992369745.UG.FTS.B, 28.98%, 4/20/25 .. 6,311 6,479
992371026.UG.FTS.B, 28.98%, 4/20/25 .. 1,458 1,479
992372142.UG.FTS.B, 28.98%, 4/20/25 .. 203 207
992374810.UG.FTS.B, 28.98%, 4/20/25 .. 95 98
992375302.UG.FTS.B, 28.98%, 4/20/25 .. 37 37
992376828.UG.FTS.B, 28.98%, 4/20/25 .. 2,181 2,233
992377173.UG.FTS.B, 28.98%, 4/20/25 .. 255 255
992377665.UG.FTS.B, 28.98%, 4/20/25 .. 129 134
992379951.UG.FTS.B, 28.98%, 4/20/25 .. 145 149
992383323.UG.FTS.B, 28.98%, 4/20/25 .. 241 248
992383849.UG.FTS.B, 28.98%, 4/20/25 .. 708 727
992384845.UG.FTS.B, 28.98%, 4/20/25 .. 171 175

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992387968.UG.FTS.B, 28.98%, 4/20/25 .. $ 244 $ 250
992390700.UG.FTS.B, 28.98%, 4/20/25 .. 432 442
992394519.UG.FTS.B, 28.98%, 4/20/25 .. 158 162
992394901.UG.FTS.B, 28.98%, 4/20/25 .. 1,475 1,501
992395078.UG.FTS.B, 28.98%, 4/20/25 .. 352 361
992395439.UG.FTS.B, 28.98%, 4/20/25 .. 61 62
992396799.UG.FTS.B, 28.98%, 4/20/25 .. 75 76
992396966.UG.FTS.B, 28.98%, 4/20/25 .. 247 250
992397649.UG.FTS.B, 28.98%, 4/20/25 .. 969 994
992399160.UG.FTS.B, 28.98%, 4/20/25 .. 1,800 1,849
992400911.UG.FTS.B, 28.98%, 4/20/25 .. 77 79
992401591.UG.FTS.B, 28.98%, 4/20/25 .. 113 116
992402957.UG.FTS.B, 28.98%, 4/20/25 .. 810 832
992404027.UG.FTS.B, 28.98%, 4/20/25 .. 1,481 1,482
992404083.UG.FTS.B, 28.98%, 4/20/25 .. 1,165 1,188
992404422.UG.FTS.B, 28.98%, 4/20/25 .. 1,664 1,693
992405698.UG.FTS.B, 28.98%, 4/20/25 .. 383 393
992406320.UG.FTS.B, 28.98%, 4/20/25 .. 90 92
992407169.UG.FTS.B, 28.98%, 4/20/25 .. 504 512
992407369.UG.FTS.B, 28.98%, 4/20/25 .. 17 18
992407475.UG.FTS.B, 28.98%, 4/20/25 .. 13 13
992410841.UG.FTS.B, 28.98%, 4/20/25 .. 139 142
992411415.UG.FTS.B, 28.98%, 4/20/25 .. 54 55
992413243.UG.FTS.B, 28.98%, 4/20/25 .. 490 505
992414574.UG.FTS.B, 28.98%, 4/20/25 .. 974 994
992419603.UG.FTS.B, 28.98%, 4/20/25 .. 19 19
992422929.UG.FTS.B, 28.98%, 4/20/25 .. 211 216
992423538.UG.FTS.B, 28.98%, 4/20/25 .. 67 68
992423682.UG.FTS.B, 28.98%, 4/20/25 .. 164 168
992427018.UG.FTS.B, 28.98%, 4/20/25 .. 235 239
992428010.UG.FTS.B, 28.98%, 4/20/25 .. 1,248 1,282
992432066.UG.FTS.B, 28.98%, 4/20/25 .. 257 265
992433094.UG.FTS.B, 28.98%, 4/20/25 .. 217 222
992435199.UG.FTS.B, 28.98%, 4/20/25 .. 235 30
992439888.UG.FTS.B, 28.98%, 4/20/25 .. 18 19
992440850.UG.FTS.B, 28.98%, 4/20/25 .. 17 18
992443633.UG.FTS.B, 28.98%, 4/20/25 .. 36 36
992444171.UG.FTS.B, 28.98%, 4/20/25 .. 480 493
992448816.UG.FTS.B, 28.98%, 4/20/25 .. 1,005 1,011
992448832.UG.FTS.B, 28.98%, 4/20/25 .. 221 222
992452720.UG.FTS.B, 28.98%, 4/20/25 .. 267 276
992454935.UG.FTS.B, 28.98%, 4/20/25 .. 123 125
992455319.UG.FTS.B, 28.98%, 4/20/25 .. 340 349
992468886.UG.FTS.B, 28.98%, 4/20/25 .. 359 365
992471150.UG.FTS.B, 28.98%, 4/20/25 .. 191 196
992473400.UG.FTS.B, 28.98%, 4/20/25 .. 240 244
992475984.UG.FTS.B, 28.98%, 4/20/25 .. 113 116
992477854.UG.FTS.B, 28.98%, 4/20/25 .. 366 375
992483563.UG.FTS.B, 28.98%, 4/20/25 .. 248 18
992484436.UG.FTS.B, 28.98%, 4/20/25 .. 95 98
992510309.UG.FTS.B, 28.98%, 4/20/25 .. 719 730
992571536.UG.FTS.B, 28.98%, 4/20/25 .. 103 106
992573156.UG.FTS.B, 28.98%, 4/20/25 .. 1,026 1,043
992581324.UG.FTS.B, 28.98%, 4/20/25 .. 1,824 1,857
992581404.UG.FTS.B, 28.98%, 4/20/25 .. 469 60
992594378.UG.FTS.B, 28.98%, 4/20/25 .. 287 292
992606928.UG.FTS.B, 28.98%, 4/20/25 .. 44 44
992614375.UG.FTS.B, 28.98%, 4/20/25 .. 7 7
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992633562.UG.FTS.B, 28.98%, 4/20/25 .. $ 79 $ 80
992339161.UG.FTS.B, 29.45%, 4/20/25 .. 53 54
992339264.UG.FTS.B, 29.45%, 4/20/25 .. 105 107
992356941.UG.FTS.B, 29.45%, 4/20/25 .. 1,404 1,440
992357397.UG.FTS.B, 29.45%, 4/20/25 .. 110 113
992368058.UG.FTS.B, 29.45%, 4/20/25 .. 2,721 2,767
992370756.UG.FTS.B, 29.45%, 4/20/25 .. 550 565
992513652.UG.FTS.B, 29.45%, 4/20/25 .. 121 16
992633878.UG.FTS.B, 29.45%, 4/20/25 .. 70 71
992338964.UG.FTS.B, 29.46%, 4/20/25 .. 337 341
992342464.UG.FTS.B, 29.46%, 4/20/25 .. 45 45
992343611.UG.FTS.B, 29.46%, 4/20/25 .. 1,956 2,007
992344089.UG.FTS.B, 29.46%, 4/20/25 .. 226 232
992345084.UG.FTS.B, 29.46%, 4/20/25 .. 492 503
992345326.UG.FTS.B, 29.46%, 4/20/25 .. 259 19
992347392.UG.FTS.B, 29.46%, 4/20/25 .. 1,098 1,132
992349028.UG.FTS.B, 29.46%, 4/20/25 .. 197 201
992352382.UG.FTS.B, 29.46%, 4/20/25 .. 206 212
992356070.UG.FTS.B, 29.46%, 4/20/25 .. 195 196
992365528.UG.FTS.B, 29.46%, 4/20/25 .. 166 170
992367454.UG.FTS.B, 29.46%, 4/20/25 .. 1,547 1,595
992377954.UG.FTS.B, 29.46%, 4/20/25 .. 293 301
992379948.UG.FTS.B, 29.46%, 4/20/25 .. 625 632
992382889.UG.FTS.B, 29.46%, 4/20/25 .. 551 554
992404784.UG.FTS.B, 29.46%, 4/20/25 .. 133 136
992405854.UG.FTS.B, 29.46%, 4/20/25 .. 608 623
992475659.UG.FTS.B, 29.46%, 4/20/25 .. 155 159
992550289.UG.FTS.B, 29.46%, 4/20/25 .. 243 250
992634015.UG.FTS.B, 29.46%, 4/20/25 .. 553 553
992338247.UG.FTS.B, 29.47%, 4/20/25 .. 920 917
992340277.UG.FTS.B, 29.47%, 4/20/25 .. 42 43
992340935.UG.FTS.B, 29.47%, 4/20/25 .. 1,855 1,902
992343898.UG.FTS.B, 29.47%, 4/20/25 .. 3,592 3,632
992352427.UG.FTS.B, 29.47%, 4/20/25 .. 311 319
992352682.UG.FTS.B, 29.47%, 4/20/25 .. 929 931
992356513.UG.FTS.B, 29.47%, 4/20/25 .. 372 381
992358512.UG.FTS.B, 29.47%, 4/20/25 .. 891 918
992360397.UG.FTS.B, 29.47%, 4/20/25 .. 157 161
992362918.UG.FTS.B, 29.47%, 4/20/25 .. 227 228
992375872.UG.FTS.B, 29.47%, 4/20/25 .. 67 66
992404831.UG.FTS.B, 29.47%, 4/20/25 .. 264 271
992458011.UG.FTS.B, 29.47%, 4/20/25 .. 2,781 2,822
992591272.UG.FTS.B, 29.47%, 4/20/25 .. 77 78
992338159.UG.FTS.B, 29.48%, 4/20/25 .. 2,270 2,328
992340990.UG.FTS.B, 29.48%, 4/20/25 .. 129 132
992341542.UG.FTS.B, 29.48%, 4/20/25 .. 298 305
992342047.UG.FTS.B, 29.48%, 4/20/25 .. 862 879
992342055.UG.FTS.B, 29.48%, 4/20/25 .. 826 841
992346298.UG.FTS.B, 29.48%, 4/20/25 .. 10 10
992347761.UG.FTS.B, 29.48%, 4/20/25 .. 478 489
992384921.UG.FTS.B, 29.48%, 4/20/25 .. 371 379
992410239.UG.FTS.B, 29.48%, 4/20/25 .. 467 479
992420021.UG.FTS.B, 29.48%, 4/20/25 .. 474 491
992432435.UG.FTS.B, 29.48%, 4/20/25 .. 23 24
992443364.UG.FTS.B, 29.48%, 4/20/25 .. 278 21
992469287.UG.FTS.B, 29.48%, 4/20/25 .. 21 22
992501748.UG.FTS.B, 29.48%, 4/20/25 .. 116 117
992524698.UG.FTS.B, 29.48%, 4/20/25 .. 568 576

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992607178.UG.FTS.B, 29.48%, 4/20/25 .. $ 298 $ 302
992338435.UG.FTS.B, 29.49%, 4/20/25 .. 257 262
992338453.UG.FTS.B, 29.49%, 4/20/25 .. 1,006 1,030
992338515.UG.FTS.B, 29.49%, 4/20/25 .. 634 631
992338806.UG.FTS.B, 29.49%, 4/20/25 .. 1,066 1,091
992338857.UG.FTS.B, 29.49%, 4/20/25 .. 428 432
992338872.UG.FTS.B, 29.49%, 4/20/25 .. 117 120
992338892.UG.FTS.B, 29.49%, 4/20/25 .. 92 94
992338976.UG.FTS.B, 29.49%, 4/20/25 .. 203 209
992339116.UG.FTS.B, 29.49%, 4/20/25 .. 1,280 1,315
992339181.UG.FTS.B, 29.49%, 4/20/25 .. 126 130
992339512.UG.FTS.B, 29.49%, 4/20/25 .. 75 76
992339584.UG.FTS.B, 29.49%, 4/20/25 .. 603 616
992339771.UG.FTS.B, 29.49%, 4/20/25 .. 198 202
992340153.UG.FTS.B, 29.49%, 4/20/25 .. 1,044 1,066
992340506.UG.FTS.B, 29.49%, 4/20/25 .. 179 184
992340708.UG.FTS.B, 29.49%, 4/20/25 .. 28 28
992340868.UG.FTS.B, 29.49%, 4/20/25 .. 177 181
992340942.UG.FTS.B, 29.49%, 4/20/25 .. 53 54
992341297.UG.FTS.B, 29.49%, 4/20/25 .. 669 673
992341497.UG.FTS.B, 29.49%, 4/20/25 .. 9 9
992341740.UG.FTS.B, 29.49%, 4/20/25 .. 226 231
992341849.UG.FTS.B, 29.49%, 4/20/25 .. 54 55
992341882.UG.FTS.B, 29.49%, 4/20/25 .. 199 204
992342087.UG.FTS.B, 29.49%, 4/20/25 .. 63 64
992342274.UG.FTS.B, 29.49%, 4/20/25 .. 370 379
992342384.UG.FTS.B, 29.49%, 4/20/25 .. 333 336
992343488.UG.FTS.B, 29.49%, 4/20/25 .. 285 292
992343701.UG.FTS.B, 29.49%, 4/20/25 .. 141 145
992343800.UG.FTS.B, 29.49%, 4/20/25 .. 960 985
992344052.UG.FTS.B, 29.49%, 4/20/25 .. 66 66
992344436.UG.FTS.B, 29.49%, 4/20/25 .. 23 24
992344444.UG.FTS.B, 29.49%, 4/20/25 .. 64 51
992344842.UG.FTS.B, 29.49%, 4/20/25 .. 324 322
992345224.UG.FTS.B, 29.49%, 4/20/25 .. 1,239 1,275
992345775.UG.FTS.B, 29.49%, 4/20/25 .. 1,509 198
992345873.UG.FTS.B, 29.49%, 4/20/25 .. 11 11
992345900.UG.FTS.B, 29.49%, 4/20/25 .. 980 1,006
992346069.UG.FTS.B, 29.49%, 4/20/25 .. 578 592
992346255.UG.FTS.B, 29.49%, 4/20/25 .. 416 420
992347273.UG.FTS.B, 29.49%, 4/20/25 .. 223 228
992348311.UG.FTS.B, 29.49%, 4/20/25 .. 270 278
992348769.UG.FTS.B, 29.49%, 4/20/25 .. 513 510
992348941.UG.FTS.B, 29.49%, 4/20/25 .. 3,237 3,314
992349601.UG.FTS.B, 29.49%, 4/20/25 .. 139 143
992349616.UG.FTS.B, 29.49%, 4/20/25 .. 490 502
992349751.UG.FTS.B, 29.49%, 4/20/25 .. 3,774 3,848
992351236.UG.FTS.B, 29.49%, 4/20/25 .. 628 641
992351476.UG.FTS.B, 29.49%, 4/20/25 .. 2,078 2,131
992352505.UG.FTS.B, 29.49%, 4/20/25 .. 1,010 1,026
992353212.UG.FTS.B, 29.49%, 4/20/25 .. 228 232
992353485.UG.FTS.B, 29.49%, 4/20/25 .. 420 430
992353742.UG.FTS.B, 29.49%, 4/20/25 .. 128 132
992353885.UG.FTS.B, 29.49%, 4/20/25 .. 121 125
992354523.UG.FTS.B, 29.49%, 4/20/25 .. 5,461 5,546
992354907.UG.FTS.B, 29.49%, 4/20/25 .. 169 173
992355055.UG.FTS.B, 29.49%, 4/20/25 .. 2,602 2,667
992355688.UG.FTS.B, 29.49%, 4/20/25 .. 257 263
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992356441.UG.FTS.B, 29.49%, 4/20/25 .. $ 168 $ 172
992356481.UG.FTS.B, 29.49%, 4/20/25 .. 185 190
992357347.UG.FTS.B, 29.49%, 4/20/25 .. 28 28
992357439.UG.FTS.B, 29.49%, 4/20/25 .. 272 278
992357639.UG.FTS.B, 29.49%, 4/20/25 .. 32 32
992357678.UG.FTS.B, 29.49%, 4/20/25 .. 4 4
992357961.UG.FTS.B, 29.49%, 4/20/25 .. 986 996
992360516.UG.FTS.B, 29.49%, 4/20/25 .. 196 201
992361343.UG.FTS.B, 29.49%, 4/20/25 .. 90 92
992361845.UG.FTS.B, 29.49%, 4/20/25 .. 37 38
992361848.UG.FTS.B, 29.49%, 4/20/25 .. 8 8
992362064.UG.FTS.B, 29.49%, 4/20/25 .. 77 78
992362695.UG.FTS.B, 29.49%, 4/20/25 .. 115 118
992363009.UG.FTS.B, 29.49%, 4/20/25 .. 169 172
992364226.UG.FTS.B, 29.49%, 4/20/25 .. 752 764
992364493.UG.FTS.B, 29.49%, 4/20/25 .. 181 185
992365631.UG.FTS.B, 29.49%, 4/20/25 .. 105 108
992366039.UG.FTS.B, 29.49%, 4/20/25 .. 24 24
992367719.UG.FTS.B, 29.49%, 4/20/25 .. 129 132
992367875.UG.FTS.B, 29.49%, 4/20/25 .. 195 198
992368149.UG.FTS.B, 29.49%, 4/20/25 .. 397 407
992368154.UG.FTS.B, 29.49%, 4/20/25 .. 378 387
992368578.UG.FTS.B, 29.49%, 4/20/25 .. 560 566
992371845.UG.FTS.B, 29.49%, 4/20/25 .. 224 230
992371923.UG.FTS.B, 29.49%, 4/20/25 .. 207 213
992372295.UG.FTS.B, 29.49%, 4/20/25 .. 392 400
992372431.UG.FTS.B, 29.49%, 4/20/25 .. 52 53
992374591.UG.FTS.B, 29.49%, 4/20/25 .. 120 123
992374853.UG.FTS.B, 29.49%, 4/20/25 .. 755 771
992375064.UG.FTS.B, 29.49%, 4/20/25 .. 3,779 3,863
992376938.UG.FTS.B, 29.49%, 4/20/25 .. 244 250
992377400.UG.FTS.B, 29.49%, 4/20/25 .. 302 309
992377481.UG.FTS.B, 29.49%, 4/20/25 .. 1,383 1,419
992379117.UG.FTS.B, 29.49%, 4/20/25 .. 978 1,002
992379490.UG.FTS.B, 29.49%, 4/20/25 .. 295 303
992380113.UG.FTS.B, 29.49%, 4/20/25 .. 809 826
992381091.UG.FTS.B, 29.49%, 4/20/25 .. 1,000 1,022
992382960.UG.FTS.B, 29.49%, 4/20/25 .. 752 766
992383092.UG.FTS.B, 29.49%, 4/20/25 .. 361 369
992383252.UG.FTS.B, 29.49%, 4/20/25 .. 174 178
992384430.UG.FTS.B, 29.49%, 4/20/25 .. 427 424
992385433.UG.FTS.B, 29.49%, 4/20/25 .. 1,381 1,408
992385483.UG.FTS.B, 29.49%, 4/20/25 .. 271 278
992385553.UG.FTS.B, 29.49%, 4/20/25 .. 154 157
992388123.UG.FTS.B, 29.49%, 4/20/25 .. 59 60
992389228.UG.FTS.B, 29.49%, 4/20/25 .. 217 223
992390098.UG.FTS.B, 29.49%, 4/20/25 .. 718 726
992390575.UG.FTS.B, 29.49%, 4/20/25 .. 351 354
992392893.UG.FTS.B, 29.49%, 4/20/25 .. 6 6
992395473.UG.FTS.B, 29.49%, 4/20/25 .. 1,384 1,408
992395747.UG.FTS.B, 29.49%, 4/20/25 .. 603 618
992395964.UG.FTS.B, 29.49%, 4/20/25 .. 105 108
992396638.UG.FTS.B, 29.49%, 4/20/25 .. 996 1,005
992397291.UG.FTS.B, 29.49%, 4/20/25 .. 7 7
992397431.UG.FTS.B, 29.49%, 4/20/25 .. 373 382
992400558.UG.FTS.B, 29.49%, 4/20/25 .. 67 68
992400964.UG.FTS.B, 29.49%, 4/20/25 .. 61 62
992401350.UG.FTS.B, 29.49%, 4/20/25 .. 126 129

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992401618.UG.FTS.B, 29.49%, 4/20/25 .. $ 6 $ 6
992402140.UG.FTS.B, 29.49%, 4/20/25 .. 798 822
992402238.UG.FTS.B, 29.49%, 4/20/25 .. 4 4
992403030.UG.FTS.B, 29.49%, 4/20/25 .. 229 234
992404573.UG.FTS.B, 29.49%, 4/20/25 .. 85 87
992404796.UG.FTS.B, 29.49%, 4/20/25 .. 167 171
992405588.UG.FTS.B, 29.49%, 4/20/25 .. 668 685
992405912.UG.FTS.B, 29.49%, 4/20/25 .. 30 30
992406809.UG.FTS.B, 29.49%, 4/20/25 .. 218 224
992406926.UG.FTS.B, 29.49%, 4/20/25 .. 937 959
992406929.UG.FTS.B, 29.49%, 4/20/25 .. 142 146
992408485.UG.FTS.B, 29.49%, 4/20/25 .. 25 25
992409052.UG.FTS.B, 29.49%, 4/20/25 .. 167 170
992410684.UG.FTS.B, 29.49%, 4/20/25 .. 184 187
992413976.UG.FTS.B, 29.49%, 4/20/25 .. 388 396
992415416.UG.FTS.B, 29.49%, 4/20/25 .. 489 503
992416169.UG.FTS.B, 29.49%, 4/20/25 .. 682 699
992417660.UG.FTS.B, 29.49%, 4/20/25 .. 19 19
992417937.UG.FTS.B, 29.49%, 4/20/25 .. 47 48
992419455.UG.FTS.B, 29.49%, 4/20/25 .. 331 334
992420121.UG.FTS.B, 29.49%, 4/20/25 .. 147 151
992422145.UG.FTS.B, 29.49%, 4/20/25 .. 64 66
992422385.UG.FTS.B, 29.49%, 4/20/25 .. 54 54
992423536.UG.FTS.B, 29.49%, 4/20/25 .. 14 15
992424305.UG.FTS.B, 29.49%, 4/20/25 .. 196 201
992424441.UG.FTS.B, 29.49%, 4/20/25 .. 900 67
992424535.UG.FTS.B, 29.49%, 4/20/25 .. 96 98
992429841.UG.FTS.B, 29.49%, 4/20/25 .. 677 692
992430690.UG.FTS.B, 29.49%, 4/20/25 .. 826 845
992431548.UG.FTS.B, 29.49%, 4/20/25 .. 516 528
992433536.UG.FTS.B, 29.49%, 4/20/25 .. 199 26
992434008.UG.FTS.B, 29.49%, 4/20/25 .. 292 299
992438491.UG.FTS.B, 29.49%, 4/20/25 .. 15 15
992439485.UG.FTS.B, 29.49%, 4/20/25 .. 92 93
992439571.UG.FTS.B, 29.49%, 4/20/25 .. 66 67
992439980.UG.FTS.B, 29.49%, 4/20/25 .. 2,390 2,458
992440720.UG.FTS.B, 29.49%, 4/20/25 .. 750 761
992442953.UG.FTS.B, 29.49%, 4/20/25 .. 264 266
992443540.UG.FTS.B, 29.49%, 4/20/25 .. 181 185
992444515.UG.FTS.B, 29.49%, 4/20/25 .. 182 118
992444812.UG.FTS.B, 29.49%, 4/20/25 .. 229 234
992445955.UG.FTS.B, 29.49%, 4/20/25 .. 438 449
992446460.UG.FTS.B, 29.49%, 4/20/25 .. 89 90
992446585.UG.FTS.B, 29.49%, 4/20/25 .. 37 37
992448196.UG.FTS.B, 29.49%, 4/20/25 .. 95 98
992448896.UG.FTS.B, 29.49%, 4/20/25 .. 25 25
992452851.UG.FTS.B, 29.49%, 4/20/25 .. 329 338
992454499.UG.FTS.B, 29.49%, 4/20/25 .. 2,419 2,477
992455952.UG.FTS.B, 29.49%, 4/20/25 .. 953 950
992465438.UG.FTS.B, 29.49%, 4/20/25 .. 370 376
992467820.UG.FTS.B, 29.49%, 4/20/25 .. 404 414
992473599.UG.FTS.B, 29.49%, 4/20/25 .. 73 74
992475354.UG.FTS.B, 29.49%, 4/20/25 .. 260 267
992475434.UG.FTS.B, 29.49%, 4/20/25 .. 22 22
992479248.UG.FTS.B, 29.49%, 4/20/25 .. 180 14
992480574.UG.FTS.B, 29.49%, 4/20/25 .. 78 79
992483310.UG.FTS.B, 29.49%, 4/20/25 .. 1,550 1,583
992483515.UG.FTS.B, 29.49%, 4/20/25 .. 539 553
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992484096.UG.FTS.B, 29.49%, 4/20/25 .. $ 103 $ 105
992485980.UG.FTS.B, 29.49%, 4/20/25 .. 50 50
992486021.UG.FTS.B, 29.49%, 4/20/25 .. 2,262 2,262
992491100.UG.FTS.B, 29.49%, 4/20/25 .. 112 112
992494720.UG.FTS.B, 29.49%, 4/20/25 .. 485 497
992494860.UG.FTS.B, 29.49%, 4/20/25 .. 238 244
992500636.UG.FTS.B, 29.49%, 4/20/25 .. 169 171
992501845.UG.FTS.B, 29.49%, 4/20/25 .. 8 8
992502758.UG.FTS.B, 29.49%, 4/20/25 .. 253 255
992518315.UG.FTS.B, 29.49%, 4/20/25 .. 15 15
992549620.UG.FTS.B, 29.49%, 4/20/25 .. 433 436
992550826.UG.FTS.B, 29.49%, 4/20/25 .. 162 164
992552134.UG.FTS.B, 29.49%, 4/20/25 .. 118 120
992559870.UG.FTS.B, 29.49%, 4/20/25 .. 2,114 2,136
992591527.UG.FTS.B, 29.49%, 4/20/25 .. 59 60
992600323.UG.FTS.B, 29.49%, 4/20/25 .. 319 316
992600895.UG.FTS.B, 29.49%, 4/20/25 .. 329 326
992603223.UG.FTS.B, 29.49%, 4/20/25 .. 57 58
992607815.UG.FTS.B, 29.49%, 4/20/25 .. 500 509
992610779.UG.FTS.B, 29.49%, 4/20/25 .. 76 78
992627526.UG.FTS.B, 29.49%, 4/20/25 .. 83 85
992628773.UG.FTS.B, 29.49%, 4/20/25 .. 59 60
992351406.UG.FTS.B, 19.99%, 4/21/25 .. 377 385
992351508.UG.FTS.B, 19.99%, 4/21/25 .. 3,991 4,105
992356048.UG.FTS.B, 19.99%, 4/21/25 .. 1,549 1,586
992359205.UG.FTS.B, 19.99%, 4/21/25 .. 2,906 2,984
992366030.UG.FTS.B, 19.99%, 4/21/25 .. 253 255
992366686.UG.FTS.B, 19.99%, 4/21/25 .. 1,119 1,148
992367573.UG.FTS.B, 19.99%, 4/21/25 .. 16 17
992371601.UG.FTS.B, 19.99%, 4/21/25 .. 706 726
992372701.UG.FTS.B, 19.99%, 4/21/25 .. 111 113
992381960.UG.FTS.B, 19.99%, 4/21/25 .. 164 169
992387756.UG.FTS.B, 19.99%, 4/21/25 .. 176 181
992441256.UG.FTS.B, 19.99%, 4/21/25 .. 159 162
992443011.UG.FTS.B, 19.99%, 4/21/25 .. 1,228 1,246
992445524.UG.FTS.B, 19.99%, 4/21/25 .. 443 455
992450032.UG.FTS.B, 19.99%, 4/21/25 .. 917 931
992451986.UG.FTS.B, 19.99%, 4/21/25 .. 45 46
992452704.UG.FTS.B, 19.99%, 4/21/25 .. 248 254
992480014.UG.FTS.B, 19.99%, 4/21/25 .. 5 5
992482793.UG.FTS.B, 19.99%, 4/21/25 .. 392 398
992573827.UG.FTS.B, 19.99%, 4/21/25 .. 2,268 2,310
992636040.UG.FTS.B, 19.99%, 4/21/25 .. 382 389
992353118.UG.FTS.B, 27.95%, 4/21/25 .. 69 71
992501284.UG.FTS.B, 27.95%, 4/21/25 .. 561 566
992357056.UG.FTS.B, 27.99%, 4/21/25 .. 2,271 2,338
992361983.UG.FTS.B, 27.99%, 4/21/25 .. 862 875
992400312.UG.FTS.B, 27.99%, 4/21/25 .. 453 462
992348865.UG.FTS.B, 28.98%, 4/21/25 .. 157 161
992350604.UG.FTS.B, 28.98%, 4/21/25 .. 2,461 2,502
992351973.UG.FTS.B, 28.98%, 4/21/25 .. 84 85
992352075.UG.FTS.B, 28.98%, 4/21/25 .. 83 85
992352178.UG.FTS.B, 28.98%, 4/21/25 .. 216 222
992352549.UG.FTS.B, 28.98%, 4/21/25 .. 747 767
992353077.UG.FTS.B, 28.98%, 4/21/25 .. 89 89
992353131.UG.FTS.B, 28.98%, 4/21/25 .. 203 205
992353642.UG.FTS.B, 28.98%, 4/21/25 .. 118 121
992354317.UG.FTS.B, 28.98%, 4/21/25 .. 522 526

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992355043.UG.FTS.B, 28.98%, 4/21/25 .. $ 1,578 $ 1,620
992355044.UG.FTS.B, 28.98%, 4/21/25 .. 119 121
992355224.UG.FTS.B, 28.98%, 4/21/25 .. 432 443
992355498.UG.FTS.B, 28.98%, 4/21/25 .. 1,072 1,101
992356253.UG.FTS.B, 28.98%, 4/21/25 .. 61 63
992356492.UG.FTS.B, 28.98%, 4/21/25 .. 108 111
992356638.UG.FTS.B, 28.98%, 4/21/25 .. 1,354 1,390
992357174.UG.FTS.B, 28.98%, 4/21/25 .. 144 145
992357432.UG.FTS.B, 28.98%, 4/21/25 .. 561 562
992357618.UG.FTS.B, 28.98%, 4/21/25 .. 386 396
992357840.UG.FTS.B, 28.98%, 4/21/25 .. 355 357
992364292.UG.FTS.B, 28.98%, 4/21/25 .. 25 25
992365474.UG.FTS.B, 28.98%, 4/21/25 .. 33 34
992365903.UG.FTS.B, 28.98%, 4/21/25 .. 443 455
992367014.UG.FTS.B, 28.98%, 4/21/25 .. 369 379
992367696.UG.FTS.B, 28.98%, 4/21/25 .. 184 190
992369085.UG.FTS.B, 28.98%, 4/21/25 .. 3,427 3,519
992370185.UG.FTS.B, 28.98%, 4/21/25 .. 979 1,005
992370337.UG.FTS.B, 28.98%, 4/21/25 .. 391 402
992371850.UG.FTS.B, 28.98%, 4/21/25 .. 256 263
992371954.UG.FTS.B, 28.98%, 4/21/25 .. 739 739
992373908.UG.FTS.B, 28.98%, 4/21/25 .. 1,494 1,519
992374802.UG.FTS.B, 28.98%, 4/21/25 .. 5,012 5,146
992375027.UG.FTS.B, 28.98%, 4/21/25 .. 90 12
992376901.UG.FTS.B, 28.98%, 4/21/25 .. 192 193
992381721.UG.FTS.B, 28.98%, 4/21/25 .. 255 261
992382996.UG.FTS.B, 28.98%, 4/21/25 .. 20 20
992389731.UG.FTS.B, 28.98%, 4/21/25 .. 3,017 3,097
992390380.UG.FTS.B, 28.98%, 4/21/25 .. 379 389
992393436.UG.FTS.B, 28.98%, 4/21/25 .. 1,395 1,431
992393990.UG.FTS.B, 28.98%, 4/21/25 .. 261 264
992394006.UG.FTS.B, 28.98%, 4/21/25 .. 5 5
992394723.UG.FTS.B, 28.98%, 4/21/25 .. 169 169
992395539.UG.FTS.B, 28.98%, 4/21/25 .. 549 563
992400731.UG.FTS.B, 28.98%, 4/21/25 .. 723 729
992406163.UG.FTS.B, 28.98%, 4/21/25 .. 84 86
992406959.UG.FTS.B, 28.98%, 4/21/25 .. 45 46
992406975.UG.FTS.B, 28.98%, 4/21/25 .. 173 178
992416750.UG.FTS.B, 28.98%, 4/21/25 .. 1,170 1,201
992421606.UG.FTS.B, 28.98%, 4/21/25 .. 169 174
992424168.UG.FTS.B, 28.98%, 4/21/25 .. 481 493
992428716.UG.FTS.B, 28.98%, 4/21/25 .. 4 4
992430308.UG.FTS.B, 28.98%, 4/21/25 .. 54 55
992430462.UG.FTS.B, 28.98%, 4/21/25 .. 179 184
992442321.UG.FTS.B, 28.98%, 4/21/25 .. 177 181
992449049.UG.FTS.B, 28.98%, 4/21/25 .. 640 659
992456618.UG.FTS.B, 28.98%, 4/21/25 .. 431 441
992458105.UG.FTS.B, 28.98%, 4/21/25 .. 343 342
992462847.UG.FTS.B, 28.98%, 4/21/25 .. 304 307
992466997.UG.FTS.B, 28.98%, 4/21/25 .. 125 129
992468975.UG.FTS.B, 28.98%, 4/21/25 .. 203 131
992474567.UG.FTS.B, 28.98%, 4/21/25 .. 119 122
992474971.UG.FTS.B, 28.98%, 4/21/25 .. 448 460
992475529.UG.FTS.B, 28.98%, 4/21/25 .. 154 158
992478508.UG.FTS.B, 28.98%, 4/21/25 .. 136 139
992479547.UG.FTS.B, 28.98%, 4/21/25 .. 3,113 3,213
992482749.UG.FTS.B, 28.98%, 4/21/25 .. 122 125
992490876.UG.FTS.B, 28.98%, 4/21/25 .. 458 466
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992491495.UG.FTS.B, 28.98%, 4/21/25 .. $ 393 $ 403
992492521.UG.FTS.B, 28.98%, 4/21/25 .. 618 618
992492615.UG.FTS.B, 28.98%, 4/21/25 .. 150 152
992494656.UG.FTS.B, 28.98%, 4/21/25 .. 863 885
992495769.UG.FTS.B, 28.98%, 4/21/25 .. 706 715
992495847.UG.FTS.B, 28.98%, 4/21/25 .. 144 146
992544590.UG.FTS.B, 28.98%, 4/21/25 .. 194 198
992556960.UG.FTS.B, 28.98%, 4/21/25 .. 1,019 1,027
992559324.UG.FTS.B, 28.98%, 4/21/25 .. 376 382
992561497.UG.FTS.B, 28.98%, 4/21/25 .. 78 80
992615701.UG.FTS.B, 28.98%, 4/21/25 .. 22 22
992633042.UG.FTS.B, 28.98%, 4/21/25 .. 709 727
992627655.UG.FTS.B, 29.45%, 4/21/25 .. 24 24
992354776.UG.FTS.B, 29.46%, 4/21/25 .. 1,861 1,889
992361323.UG.FTS.B, 29.46%, 4/21/25 .. 1,328 1,361
992364727.UG.FTS.B, 29.46%, 4/21/25 .. 753 761
992365791.UG.FTS.B, 29.46%, 4/21/25 .. 406 415
992389152.UG.FTS.B, 29.46%, 4/21/25 .. 198 204
992394089.UG.FTS.B, 29.46%, 4/21/25 .. 1 1
992422302.UG.FTS.B, 29.46%, 4/21/25 .. 124 124
992427768.UG.FTS.B, 29.46%, 4/21/25 .. 127 129
992356935.UG.FTS.B, 29.47%, 4/21/25 .. 2,289 2,345
992490450.UG.FTS.B, 29.47%, 4/21/25 .. 11 11
992351586.UG.FTS.B, 29.48%, 4/21/25 .. 9 9
992353136.UG.FTS.B, 29.48%, 4/21/25 .. 28 2
992356316.UG.FTS.B, 29.48%, 4/21/25 .. 364 370
992357610.UG.FTS.B, 29.48%, 4/21/25 .. 94 93
992361782.UG.FTS.B, 29.48%, 4/21/25 .. 387 396
992400498.UG.FTS.B, 29.48%, 4/21/25 .. 5 5
992401750.UG.FTS.B, 29.48%, 4/21/25 .. 102 105
992407991.UG.FTS.B, 29.48%, 4/21/25 .. 36 37
992410182.UG.FTS.B, 29.48%, 4/21/25 .. 71 72
992419435.UG.FTS.B, 29.48%, 4/21/25 .. 1,085 1,098
992439403.UG.FTS.B, 29.48%, 4/21/25 .. 487 498
992446976.UG.FTS.B, 29.48%, 4/21/25 .. 751 769
992493681.UG.FTS.B, 29.48%, 4/21/25 .. 1,843 1,869
992348141.UG.FTS.B, 29.49%, 4/21/25 .. 287 293
992351042.UG.FTS.B, 29.49%, 4/21/25 .. 271 277
992351047.UG.FTS.B, 29.49%, 4/21/25 .. 7 7
992351103.UG.FTS.B, 29.49%, 4/21/25 .. 109 111
992351254.UG.FTS.B, 29.49%, 4/21/25 .. 499 505
992351617.UG.FTS.B, 29.49%, 4/21/25 .. 29 29
992351643.UG.FTS.B, 29.49%, 4/21/25 .. 630 632
992351829.UG.FTS.B, 29.49%, 4/21/25 .. 1,106 1,089
992352023.UG.FTS.B, 29.49%, 4/21/25 .. 203 207
992352657.UG.FTS.B, 29.49%, 4/21/25 .. 1,239 1,269
992354425.UG.FTS.B, 29.49%, 4/21/25 .. 73 74
992355805.UG.FTS.B, 29.49%, 4/21/25 .. 43 44
992356432.UG.FTS.B, 29.49%, 4/21/25 .. 110 111
992357241.UG.FTS.B, 29.49%, 4/21/25 .. 1,137 1,152
992357369.UG.FTS.B, 29.49%, 4/21/25 .. 37 37
992357742.UG.FTS.B, 29.49%, 4/21/25 .. 142 142
992357754.UG.FTS.B, 29.49%, 4/21/25 .. 166 170
992359654.UG.FTS.B, 29.49%, 4/21/25 .. 1,997 2,059
992360761.UG.FTS.B, 29.49%, 4/21/25 .. 882 905
992360925.UG.FTS.B, 29.49%, 4/21/25 .. 54 55
992363891.UG.FTS.B, 29.49%, 4/21/25 .. 226 231
992364261.UG.FTS.B, 29.49%, 4/21/25 .. 124 9

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992365326.UG.FTS.B, 29.49%, 4/21/25 .. $ 148 $ 152
992365330.UG.FTS.B, 29.49%, 4/21/25 .. 255 254
992365428.UG.FTS.B, 29.49%, 4/21/25 .. 57 57
992372177.UG.FTS.B, 29.49%, 4/21/25 .. 328 338
992372228.UG.FTS.B, 29.49%, 4/21/25 .. 243 249
992375066.UG.FTS.B, 29.49%, 4/21/25 .. 78 80
992375188.UG.FTS.B, 29.49%, 4/21/25 .. 37 38
992375392.UG.FTS.B, 29.49%, 4/21/25 .. 523 525
992375667.UG.FTS.B, 29.49%, 4/21/25 .. 815 835
992375911.UG.FTS.B, 29.49%, 4/21/25 .. 53 54
992376922.UG.FTS.B, 29.49%, 4/21/25 .. 43 44
992376967.UG.FTS.B, 29.49%, 4/21/25 .. 457 455
992377002.UG.FTS.B, 29.49%, 4/21/25 .. 248 254
992377663.UG.FTS.B, 29.49%, 4/21/25 .. 1,138 1,132
992378617.UG.FTS.B, 29.49%, 4/21/25 .. 1,500 197
992379229.UG.FTS.B, 29.49%, 4/21/25 .. 157 158
992379817.UG.FTS.B, 29.49%, 4/21/25 .. 305 313
992380787.UG.FTS.B, 29.49%, 4/21/25 .. 501 512
992382622.UG.FTS.B, 29.49%, 4/21/25 .. 506 519
992383421.UG.FTS.B, 29.49%, 4/21/25 .. 291 297
992383856.UG.FTS.B, 29.49%, 4/21/25 .. 1 1
992387229.UG.FTS.B, 29.49%, 4/21/25 .. 1,161 1,189
992387356.UG.FTS.B, 29.49%, 4/21/25 .. 271 278
992388368.UG.FTS.B, 29.49%, 4/21/25 .. 445 456
992389079.UG.FTS.B, 29.49%, 4/21/25 .. 786 790
992389361.UG.FTS.B, 29.49%, 4/21/25 .. 183 187
992392988.UG.FTS.B, 29.49%, 4/21/25 .. 19 20
992393754.UG.FTS.B, 29.49%, 4/21/25 .. 97 99
992394796.UG.FTS.B, 29.49%, 4/21/25 .. 142 145
992397379.UG.FTS.B, 29.49%, 4/21/25 .. 229 235
992398418.UG.FTS.B, 29.49%, 4/21/25 .. 1,914 1,930
992400462.UG.FTS.B, 29.49%, 4/21/25 .. 123 126
992401655.UG.FTS.B, 29.49%, 4/21/25 .. 1,203 1,228
992402711.UG.FTS.B, 29.49%, 4/21/25 .. 82 84
992404107.UG.FTS.B, 29.49%, 4/21/25 .. 362 371
992404163.UG.FTS.B, 29.49%, 4/21/25 .. 336 345
992405258.UG.FTS.B, 29.49%, 4/21/25 .. 75 77
992407938.UG.FTS.B, 29.49%, 4/21/25 .. 35 36
992411323.UG.FTS.B, 29.49%, 4/21/25 .. 99 102
992414821.UG.FTS.B, 29.49%, 4/21/25 .. 278 285
992416367.UG.FTS.B, 29.49%, 4/21/25 .. 246 253
992428173.UG.FTS.B, 29.49%, 4/21/25 .. 87 88
992432150.UG.FTS.B, 29.49%, 4/21/25 .. 532 544
992439079.UG.FTS.B, 29.49%, 4/21/25 .. 40 41
992440167.UG.FTS.B, 29.49%, 4/21/25 .. 70 71
992440225.UG.FTS.B, 29.49%, 4/21/25 .. 6 6
992441107.UG.FTS.B, 29.49%, 4/21/25 .. 11 11
992441150.UG.FTS.B, 29.49%, 4/21/25 .. 11 11
992441926.UG.FTS.B, 29.49%, 4/21/25 .. 1,111 1,139
992443019.UG.FTS.B, 29.49%, 4/21/25 .. 240 246
992448012.UG.FTS.B, 29.49%, 4/21/25 .. 361 370
992451088.UG.FTS.B, 29.49%, 4/21/25 .. 121 123
992457548.UG.FTS.B, 29.49%, 4/21/25 .. 356 365
992458131.UG.FTS.B, 29.49%, 4/21/25 .. 23 23
992461461.UG.FTS.B, 29.49%, 4/21/25 .. 190 195
992466482.UG.FTS.B, 29.49%, 4/21/25 .. 1,562 1,595
992468268.UG.FTS.B, 29.49%, 4/21/25 .. 15 15
992471202.UG.FTS.B, 29.49%, 4/21/25 .. 430 440
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992471810.UG.FTS.B, 29.49%, 4/21/25 .. $ 390 $ 387
992471840.UG.FTS.B, 29.49%, 4/21/25 .. 273 276
992476858.UG.FTS.B, 29.49%, 4/21/25 .. 194 199
992478027.UG.FTS.B, 29.49%, 4/21/25 .. 241 244
992478249.UG.FTS.B, 29.49%, 4/21/25 .. 679 692
992481160.UG.FTS.B, 29.49%, 4/21/25 .. 726 744
992484922.UG.FTS.B, 29.49%, 4/21/25 .. 486 498
992490624.UG.FTS.B, 29.49%, 4/21/25 .. 97 100
992490849.UG.FTS.B, 29.49%, 4/21/25 .. 77 78
992522366.UG.FTS.B, 29.49%, 4/21/25 .. 1,186 1,205
992547851.UG.FTS.B, 29.49%, 4/21/25 .. 66 67
992552304.UG.FTS.B, 29.49%, 4/21/25 .. 2,769 2,805
992572154.UG.FTS.B, 29.49%, 4/21/25 .. 156 159
992593712.UG.FTS.B, 29.49%, 4/21/25 .. 581 579
992599524.UG.FTS.B, 29.49%, 4/21/25 .. 685 683
992613246.UG.FTS.B, 29.49%, 4/21/25 .. 96 98
992627762.UG.FTS.B, 29.49%, 4/21/25 .. 158 161
992628755.UG.FTS.B, 29.49%, 4/21/25 .. 729 740
992628900.UG.FTS.B, 29.49%, 4/21/25 .. 217 219
992631091.UG.FTS.B, 29.49%, 4/21/25 .. 42 43
992361748.UG.FTS.B, 19.99%, 4/22/25 .. 4,788 4,925
992362586.UG.FTS.B, 19.99%, 4/22/25 .. 55 55
992362597.UG.FTS.B, 19.99%, 4/22/25 .. 329 339
992363220.UG.FTS.B, 19.99%, 4/22/25 .. 127 130
992363781.UG.FTS.B, 19.99%, 4/22/25 .. 801 824
992363953.UG.FTS.B, 19.99%, 4/22/25 .. 547 562
992365869.UG.FTS.B, 19.99%, 4/22/25 .. 168 173
992366317.UG.FTS.B, 19.99%, 4/22/25 .. 192 197
992366952.UG.FTS.B, 19.99%, 4/22/25 .. 40 41
992367311.UG.FTS.B, 19.99%, 4/22/25 .. 199 201
992368413.UG.FTS.B, 19.99%, 4/22/25 .. 1,245 1,276
992369131.UG.FTS.B, 19.99%, 4/22/25 .. 5,805 5,971
992369769.UG.FTS.B, 19.99%, 4/22/25 .. 2,214 2,267
992370876.UG.FTS.B, 19.99%, 4/22/25 .. 41 41
992372985.UG.FTS.B, 19.99%, 4/22/25 .. 298 299
992374806.UG.FTS.B, 19.99%, 4/22/25 .. 641 648
992374956.UG.FTS.B, 19.99%, 4/22/25 .. 2,023 2,058
992377233.UG.FTS.B, 19.99%, 4/22/25 .. 225 231
992383707.UG.FTS.B, 19.99%, 4/22/25 .. 773 798
992384882.UG.FTS.B, 19.99%, 4/22/25 .. 729 750
992388988.UG.FTS.B, 19.99%, 4/22/25 .. 265 271
992394130.UG.FTS.B, 19.99%, 4/22/25 .. 502 518
992396019.UG.FTS.B, 19.99%, 4/22/25 .. 119 123
992398836.UG.FTS.B, 19.99%, 4/22/25 .. 805 827
992398999.UG.FTS.B, 19.99%, 4/22/25 .. 250 257
992401584.UG.FTS.B, 19.99%, 4/22/25 .. 1,155 1,188
992404382.UG.FTS.B, 19.99%, 4/22/25 .. 310 319
992405095.UG.FTS.B, 19.99%, 4/22/25 .. 293 301
992414195.UG.FTS.B, 19.99%, 4/22/25 .. 1,160 1,194
992418623.UG.FTS.B, 19.99%, 4/22/25 .. 185 192
992425088.UG.FTS.B, 19.99%, 4/22/25 .. 69 70
992425612.UG.FTS.B, 19.99%, 4/22/25 .. 7,462 916
992438056.UG.FTS.B, 19.99%, 4/22/25 .. 559 569
992439453.UG.FTS.B, 19.99%, 4/22/25 .. 442 456
992443786.UG.FTS.B, 19.99%, 4/22/25 .. 406 417
992447353.UG.FTS.B, 19.99%, 4/22/25 .. 135 139
992451037.UG.FTS.B, 19.99%, 4/22/25 .. 13 14
992453307.UG.FTS.B, 19.99%, 4/22/25 .. 27 27

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992456573.UG.FTS.B, 19.99%, 4/22/25 .. $ 310 $ 318
992456770.UG.FTS.B, 19.99%, 4/22/25 .. 138 141
992458176.UG.FTS.B, 19.99%, 4/22/25 .. 193 198
992458210.UG.FTS.B, 19.99%, 4/22/25 .. 254 261
992461569.UG.FTS.B, 19.99%, 4/22/25 .. 27 28
992463146.UG.FTS.B, 19.99%, 4/22/25 .. 424 430
992465158.UG.FTS.B, 19.99%, 4/22/25 .. 2,450 2,519
992477629.UG.FTS.B, 19.99%, 4/22/25 .. 20 20
992480104.UG.FTS.B, 19.99%, 4/22/25 .. 16 16
992480254.UG.FTS.B, 19.99%, 4/22/25 .. 94 96
992480747.UG.FTS.B, 19.99%, 4/22/25 .. 718 738
992488925.UG.FTS.B, 19.99%, 4/22/25 .. 1 1
992491773.UG.FTS.B, 19.99%, 4/22/25 .. 272 281
992494631.UG.FTS.B, 19.99%, 4/22/25 .. 192 197
992497464.UG.FTS.B, 19.99%, 4/22/25 .. 114 117
992498453.UG.FTS.B, 19.99%, 4/22/25 .. 44 44
992501372.UG.FTS.B, 19.99%, 4/22/25 .. 297 306
992514506.UG.FTS.B, 19.99%, 4/22/25 .. 147 151
992515307.UG.FTS.B, 19.99%, 4/22/25 .. 1,266 1,266
992522165.UG.FTS.B, 19.99%, 4/22/25 .. 231 237
992529260.UG.FTS.B, 19.99%, 4/22/25 .. 104 106
992541752.UG.FTS.B, 19.99%, 4/22/25 .. 27 27
992551346.UG.FTS.B, 19.99%, 4/22/25 .. 468 477
992552876.UG.FTS.B, 19.99%, 4/22/25 .. 239 245
992556548.UG.FTS.B, 19.99%, 4/22/25 .. 456 464
992556624.UG.FTS.B, 19.99%, 4/22/25 .. 21 21
992561196.UG.FTS.B, 19.99%, 4/22/25 .. 1,218 1,252
992575280.UG.FTS.B, 19.99%, 4/22/25 .. 3,882 3,954
992593427.UG.FTS.B, 19.99%, 4/22/25 .. 128 132
992600769.UG.FTS.B, 19.99%, 4/22/25 .. 111 114
992600783.UG.FTS.B, 19.99%, 4/22/25 .. 10 10
992605729.UG.FTS.B, 19.99%, 4/22/25 .. 89 92
992612022.UG.FTS.B, 19.99%, 4/22/25 .. 7 7
992614420.UG.FTS.B, 19.99%, 4/22/25 .. 24 24
992621214.UG.FTS.B, 19.99%, 4/22/25 .. 133 136
992629857.UG.FTS.B, 19.99%, 4/22/25 .. 455 463
992565086.UG.FTS.B, 26.46%, 4/22/25 .. 187 192
992390419.UG.FTS.B, 26.48%, 4/22/25 .. 629 644
992363759.UG.FTS.B, 27.95%, 4/22/25 .. 646 652
992369060.UG.FTS.B, 27.95%, 4/22/25 .. 1,468 1,509
992387421.UG.FTS.B, 27.95%, 4/22/25 .. 368 373
992410221.UG.FTS.B, 27.95%, 4/22/25 .. 407 414
992418947.UG.FTS.B, 27.95%, 4/22/25 .. 299 307
992460200.UG.FTS.B, 27.95%, 4/22/25 .. 24 24
992464879.UG.FTS.B, 27.95%, 4/22/25 .. 174 179
992473532.UG.FTS.B, 27.95%, 4/22/25 .. 245 251
992533724.UG.FTS.B, 27.95%, 4/22/25 .. 334 334
992542456.UG.FTS.B, 27.95%, 4/22/25 .. 1,437 1,476
992578859.UG.FTS.B, 27.95%, 4/22/25 .. 24 25
992361164.UG.FTS.B, 27.99%, 4/22/25 .. 233 240
992362572.UG.FTS.B, 27.99%, 4/22/25 .. 65 67
992364824.UG.FTS.B, 27.99%, 4/22/25 .. 265 272
992409206.UG.FTS.B, 27.99%, 4/22/25 .. 685 703
992422817.UG.FTS.B, 27.99%, 4/22/25 .. 156 161
992431174.UG.FTS.B, 27.99%, 4/22/25 .. 94 95
992486409.UG.FTS.B, 27.99%, 4/22/25 .. 76 5
992499243.UG.FTS.B, 27.99%, 4/22/25 .. 21 21
992543342.UG.FTS.B, 27.99%, 4/22/25 .. 164 168
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992565448.UG.FTS.B, 27.99%, 4/22/25 .. $ 270 $ 18
992583764.UG.FTS.B, 27.99%, 4/22/25 .. 871 886
992613205.UG.FTS.B, 27.99%, 4/22/25 .. 100 103
992361267.UG.FTS.B, 28.98%, 4/22/25 .. 401 412
992361625.UG.FTS.B, 28.98%, 4/22/25 .. 2,172 2,235
992361761.UG.FTS.B, 28.98%, 4/22/25 .. 551 550
992361894.UG.FTS.B, 28.98%, 4/22/25 .. 643 665
992362089.UG.FTS.B, 28.98%, 4/22/25 .. 27 28
992362641.UG.FTS.B, 28.98%, 4/22/25 .. 230 238
992362651.UG.FTS.B, 28.98%, 4/22/25 .. 938 964
992362977.UG.FTS.B, 28.98%, 4/22/25 .. 173 178
992363102.UG.FTS.B, 28.98%, 4/22/25 .. 253 261
992363176.UG.FTS.B, 28.98%, 4/22/25 .. 102 105
992363247.UG.FTS.B, 28.98%, 4/22/25 .. 1,920 1,973
992363297.UG.FTS.B, 28.98%, 4/22/25 .. 511 528
992363299.UG.FTS.B, 28.98%, 4/22/25 .. 350 358
992364204.UG.FTS.B, 28.98%, 4/22/25 .. 584 583
992364218.UG.FTS.B, 28.98%, 4/22/25 .. 93 92
992364293.UG.FTS.B, 28.98%, 4/22/25 .. 122 123
992364478.UG.FTS.B, 28.98%, 4/22/25 .. 409 420
992364709.UG.FTS.B, 28.98%, 4/22/25 .. 167 171
992364763.UG.FTS.B, 28.98%, 4/22/25 .. 136 140
992365770.UG.FTS.B, 28.98%, 4/22/25 .. 537 550
992365955.UG.FTS.B, 28.98%, 4/22/25 .. 907 932
992366086.UG.FTS.B, 28.98%, 4/22/25 .. 34 34
992366391.UG.FTS.B, 28.98%, 4/22/25 .. 214 218
992366412.UG.FTS.B, 28.98%, 4/22/25 .. 471 484
992367123.UG.FTS.B, 28.98%, 4/22/25 .. 1,211 1,240
992367206.UG.FTS.B, 28.98%, 4/22/25 .. 382 392
992367219.UG.FTS.B, 28.98%, 4/22/25 .. 350 360
992367296.UG.FTS.B, 28.98%, 4/22/25 .. 544 559
992367687.UG.FTS.B, 28.98%, 4/22/25 .. 239 243
992367940.UG.FTS.B, 28.98%, 4/22/25 .. 229 235
992368093.UG.FTS.B, 28.98%, 4/22/25 .. 984 1,011
992368273.UG.FTS.B, 28.98%, 4/22/25 .. 262 262
992368275.UG.FTS.B, 28.98%, 4/22/25 .. 1,842 1,895
992368560.UG.FTS.B, 28.98%, 4/22/25 .. 1,075 1,092
992369308.UG.FTS.B, 28.98%, 4/22/25 .. 1,462 1,503
992369316.UG.FTS.B, 28.98%, 4/22/25 .. 5,879 6,048
992369391.UG.FTS.B, 28.98%, 4/22/25 .. 4,899 5,040
992369398.UG.FTS.B, 28.98%, 4/22/25 .. 3,872 3,979
992369869.UG.FTS.B, 28.98%, 4/22/25 .. 294 302
992370312.UG.FTS.B, 28.98%, 4/22/25 .. 1,333 1,370
992370394.UG.FTS.B, 28.98%, 4/22/25 .. 29 30
992370541.UG.FTS.B, 28.98%, 4/22/25 .. 135 138
992370657.UG.FTS.B, 28.98%, 4/22/25 .. 32 33
992370841.UG.FTS.B, 28.98%, 4/22/25 .. 161 166
992370883.UG.FTS.B, 28.98%, 4/22/25 .. 197 196
992371414.UG.FTS.B, 28.98%, 4/22/25 .. 63 65
992371645.UG.FTS.B, 28.98%, 4/22/25 .. 175 180
992372464.UG.FTS.B, 28.98%, 4/22/25 .. 161 108
992372536.UG.FTS.B, 28.98%, 4/22/25 .. 197 203
992373671.UG.FTS.B, 28.98%, 4/22/25 .. 176 23
992373864.UG.FTS.B, 28.98%, 4/22/25 .. 437 449
992374179.UG.FTS.B, 28.98%, 4/22/25 .. 256 260
992374711.UG.FTS.B, 28.98%, 4/22/25 .. 210 216
992375201.UG.FTS.B, 28.98%, 4/22/25 .. 1,168 1,201
992376418.UG.FTS.B, 28.98%, 4/22/25 .. 91 91

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992376462.UG.FTS.B, 28.98%, 4/22/25 .. $ 1,865 $ 1,892
992376583.UG.FTS.B, 28.98%, 4/22/25 .. 132 136
992376824.UG.FTS.B, 28.98%, 4/22/25 .. 258 258
992377294.UG.FTS.B, 28.98%, 4/22/25 .. 819 843
992377706.UG.FTS.B, 28.98%, 4/22/25 .. 126 129
992380514.UG.FTS.B, 28.98%, 4/22/25 .. 508 522
992380658.UG.FTS.B, 28.98%, 4/22/25 .. 276 285
992381386.UG.FTS.B, 28.98%, 4/22/25 .. 185 184
992381450.UG.FTS.B, 28.98%, 4/22/25 .. 338 348
992381541.UG.FTS.B, 28.98%, 4/22/25 .. 315 324
992381682.UG.FTS.B, 28.98%, 4/22/25 .. 1,355 1,393
992382432.UG.FTS.B, 28.98%, 4/22/25 .. 409 414
992383133.UG.FTS.B, 28.98%, 4/22/25 .. 138 142
992383521.UG.FTS.B, 28.98%, 4/22/25 .. 61 61
992383551.UG.FTS.B, 28.98%, 4/22/25 .. 168 173
992384914.UG.FTS.B, 28.98%, 4/22/25 .. 46 47
992385665.UG.FTS.B, 28.98%, 4/22/25 .. 978 1,006
992385955.UG.FTS.B, 28.98%, 4/22/25 .. 543 558
992387223.UG.FTS.B, 28.98%, 4/22/25 .. 156 157
992387433.UG.FTS.B, 28.98%, 4/22/25 .. 292 300
992387691.UG.FTS.B, 28.98%, 4/22/25 .. 540 555
992387829.UG.FTS.B, 28.98%, 4/22/25 .. 581 595
992388175.UG.FTS.B, 28.98%, 4/22/25 .. 2,748 2,825
992388823.UG.FTS.B, 28.98%, 4/22/25 .. 237 243
992389219.UG.FTS.B, 28.98%, 4/22/25 .. 106 108
992391435.UG.FTS.B, 28.98%, 4/22/25 .. 284 292
992391589.UG.FTS.B, 28.98%, 4/22/25 .. 290 22
992393552.UG.FTS.B, 28.98%, 4/22/25 .. 312 321
992393761.UG.FTS.B, 28.98%, 4/22/25 .. 576 592
992394479.UG.FTS.B, 28.98%, 4/22/25 .. 97 100
992395262.UG.FTS.B, 28.98%, 4/22/25 .. 668 684
992395500.UG.FTS.B, 28.98%, 4/22/25 .. 492 502
992395781.UG.FTS.B, 28.98%, 4/22/25 .. 302 307
992396306.UG.FTS.B, 28.98%, 4/22/25 .. 438 451
992396601.UG.FTS.B, 28.98%, 4/22/25 .. 7 8
992397075.UG.FTS.B, 28.98%, 4/22/25 .. 5 5
992398498.UG.FTS.B, 28.98%, 4/22/25 .. 147 151
992398608.UG.FTS.B, 28.98%, 4/22/25 .. 37 38
992399298.UG.FTS.B, 28.98%, 4/22/25 .. 213 219
992399780.UG.FTS.B, 28.98%, 4/22/25 .. 982 1,009
992399944.UG.FTS.B, 28.98%, 4/22/25 .. 10 10
992400661.UG.FTS.B, 28.98%, 4/22/25 .. 28 28
992401347.UG.FTS.B, 28.98%, 4/22/25 .. 85 87
992401383.UG.FTS.B, 28.98%, 4/22/25 .. 451 464
992401643.UG.FTS.B, 28.98%, 4/22/25 .. 639 654
992402456.UG.FTS.B, 28.98%, 4/22/25 .. 88 7
992403177.UG.FTS.B, 28.98%, 4/22/25 .. 84 61
992403513.UG.FTS.B, 28.98%, 4/22/25 .. 27 28
992405618.UG.FTS.B, 28.98%, 4/22/25 .. 129 134
992405745.UG.FTS.B, 28.98%, 4/22/25 .. 134 136
992406055.UG.FTS.B, 28.98%, 4/22/25 .. 2,447 2,516
992407836.UG.FTS.B, 28.98%, 4/22/25 .. 163 165
992408273.UG.FTS.B, 28.98%, 4/22/25 .. 642 660
992408634.UG.FTS.B, 28.98%, 4/22/25 .. 28 28
992411815.UG.FTS.B, 28.98%, 4/22/25 .. 7 7
992411816.UG.FTS.B, 28.98%, 4/22/25 .. 136 140
992411958.UG.FTS.B, 28.98%, 4/22/25 .. 1,263 1,298
992412918.UG.FTS.B, 28.98%, 4/22/25 .. 781 792
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992413480.UG.FTS.B, 28.98%, 4/22/25 .. $ 890 $ 925
992416249.UG.FTS.B, 28.98%, 4/22/25 .. 130 133
992417452.UG.FTS.B, 28.98%, 4/22/25 .. 186 191
992417494.UG.FTS.B, 28.98%, 4/22/25 .. 1,648 1,694
992418065.UG.FTS.B, 28.98%, 4/22/25 .. 1,875 1,906
992419273.UG.FTS.B, 28.98%, 4/22/25 .. 15 15
992419651.UG.FTS.B, 28.98%, 4/22/25 .. 10 11
992420064.UG.FTS.B, 28.98%, 4/22/25 .. 206 209
992420668.UG.FTS.B, 28.98%, 4/22/25 .. 839 851
992421394.UG.FTS.B, 28.98%, 4/22/25 .. 554 569
992421488.UG.FTS.B, 28.98%, 4/22/25 .. 471 484
992422193.UG.FTS.B, 28.98%, 4/22/25 .. 1,257 1,254
992422214.UG.FTS.B, 28.98%, 4/22/25 .. 1,019 1,048
992423191.UG.FTS.B, 28.98%, 4/22/25 .. 68 69
992423598.UG.FTS.B, 28.98%, 4/22/25 .. 498 511
992424152.UG.FTS.B, 28.98%, 4/22/25 .. 13 13
992424910.UG.FTS.B, 28.98%, 4/22/25 .. 466 479
992425148.UG.FTS.B, 28.98%, 4/22/25 .. 346 357
992426297.UG.FTS.B, 28.98%, 4/22/25 .. 488 501
992429717.UG.FTS.B, 28.98%, 4/22/25 .. 608 625
992430038.UG.FTS.B, 28.98%, 4/22/25 .. 191 191
992431395.UG.FTS.B, 28.98%, 4/22/25 .. 165 165
992431746.UG.FTS.B, 28.98%, 4/22/25 .. 415 426
992432797.UG.FTS.B, 28.98%, 4/22/25 .. 230 236
992435141.UG.FTS.B, 28.98%, 4/22/25 .. 516 514
992435185.UG.FTS.B, 28.98%, 4/22/25 .. 195 200
992437024.UG.FTS.B, 28.98%, 4/22/25 .. 190 195
992439391.UG.FTS.B, 28.98%, 4/22/25 .. 129 129
992439441.UG.FTS.B, 28.98%, 4/22/25 .. 152 156
992439548.UG.FTS.B, 28.98%, 4/22/25 .. 395 406
992439561.UG.FTS.B, 28.98%, 4/22/25 .. 18 18
992440124.UG.FTS.B, 28.98%, 4/22/25 .. 179 183
992440865.UG.FTS.B, 28.98%, 4/22/25 .. 507 516
992441318.UG.FTS.B, 28.98%, 4/22/25 .. 24 25
992446297.UG.FTS.B, 28.98%, 4/22/25 .. 323 332
992447903.UG.FTS.B, 28.98%, 4/22/25 .. 281 288
992448489.UG.FTS.B, 28.98%, 4/22/25 .. 461 470
992449257.UG.FTS.B, 28.98%, 4/22/25 .. 300 39
992449500.UG.FTS.B, 28.98%, 4/22/25 .. 346 356
992450447.UG.FTS.B, 28.98%, 4/22/25 .. 135 139
992450751.UG.FTS.B, 28.98%, 4/22/25 .. 120 123
992452731.UG.FTS.B, 28.98%, 4/22/25 .. 192 195
992452787.UG.FTS.B, 28.98%, 4/22/25 .. 804 827
992455092.UG.FTS.B, 28.98%, 4/22/25 .. 1,946 2,001
992455341.UG.FTS.B, 28.98%, 4/22/25 .. 924 950
992455451.UG.FTS.B, 28.98%, 4/22/25 .. 696 701
992458748.UG.FTS.B, 28.98%, 4/22/25 .. 222 228
992458755.UG.FTS.B, 28.98%, 4/22/25 .. 177 182
992459443.UG.FTS.B, 28.98%, 4/22/25 .. 337 337
992459453.UG.FTS.B, 28.98%, 4/22/25 .. 359 368
992459910.UG.FTS.B, 28.98%, 4/22/25 .. 216 219
992463082.UG.FTS.B, 28.98%, 4/22/25 .. 10 11
992465005.UG.FTS.B, 28.98%, 4/22/25 .. 41 42
992468171.UG.FTS.B, 28.98%, 4/22/25 .. 32 33
992468827.UG.FTS.B, 28.98%, 4/22/25 .. 1,156 1,189
992472264.UG.FTS.B, 28.98%, 4/22/25 .. 152 153
992478164.UG.FTS.B, 28.98%, 4/22/25 .. 533 548
992478934.UG.FTS.B, 28.98%, 4/22/25 .. 589 605

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992480717.UG.FTS.B, 28.98%, 4/22/25 .. $ 507 $ 520
992480913.UG.FTS.B, 28.98%, 4/22/25 .. 156 158
992480960.UG.FTS.B, 28.98%, 4/22/25 .. 92 95
992482020.UG.FTS.B, 28.98%, 4/22/25 .. 4,891 5,027
992483879.UG.FTS.B, 28.98%, 4/22/25 .. 1,456 1,497
992484611.UG.FTS.B, 28.98%, 4/22/25 .. 388 394
992486918.UG.FTS.B, 28.98%, 4/22/25 .. 0 0
992488893.UG.FTS.B, 28.98%, 4/22/25 .. 47 48
992491464.UG.FTS.B, 28.98%, 4/22/25 .. 2,581 2,618
992492136.UG.FTS.B, 28.98%, 4/22/25 .. 310 319
992495731.UG.FTS.B, 28.98%, 4/22/25 .. 970 996
992495785.UG.FTS.B, 28.98%, 4/22/25 .. 969 996
992496033.UG.FTS.B, 28.98%, 4/22/25 .. 194 199
992496078.UG.FTS.B, 28.98%, 4/22/25 .. 3,391 3,485
992496285.UG.FTS.B, 28.98%, 4/22/25 .. 146 148
992497455.UG.FTS.B, 28.98%, 4/22/25 .. 718 735
992498461.UG.FTS.B, 28.98%, 4/22/25 .. 605 611
992500046.UG.FTS.B, 28.98%, 4/22/25 .. 100 102
992500716.UG.FTS.B, 28.98%, 4/22/25 .. 30 31
992501267.UG.FTS.B, 28.98%, 4/22/25 .. 6 6
992502936.UG.FTS.B, 28.98%, 4/22/25 .. 0 0
992506218.UG.FTS.B, 28.98%, 4/22/25 .. 485 498
992507230.UG.FTS.B, 28.98%, 4/22/25 .. 212 216
992511280.UG.FTS.B, 28.98%, 4/22/25 .. 128 131
992512169.UG.FTS.B, 28.98%, 4/22/25 .. 71 72
992512183.UG.FTS.B, 28.98%, 4/22/25 .. 37 38
992514361.UG.FTS.B, 28.98%, 4/22/25 .. 45 45
992516839.UG.FTS.B, 28.98%, 4/22/25 .. 1,675 1,704
992518430.UG.FTS.B, 28.98%, 4/22/25 .. 242 249
992521854.UG.FTS.B, 28.98%, 4/22/25 .. 107 110
992521893.UG.FTS.B, 28.98%, 4/22/25 .. 430 437
992524050.UG.FTS.B, 28.98%, 4/22/25 .. 326 331
992525451.UG.FTS.B, 28.98%, 4/22/25 .. 2,415 2,482
992525490.UG.FTS.B, 28.98%, 4/22/25 .. 121 124
992527758.UG.FTS.B, 28.98%, 4/22/25 .. 44 45
992528996.UG.FTS.B, 28.98%, 4/22/25 .. 50 51
992529617.UG.FTS.B, 28.98%, 4/22/25 .. 144 147
992530241.UG.FTS.B, 28.98%, 4/22/25 .. 78 80
992533728.UG.FTS.B, 28.98%, 4/22/25 .. 293 301
992534347.UG.FTS.B, 28.98%, 4/22/25 .. 715 734
992536795.UG.FTS.B, 28.98%, 4/22/25 .. 461 467
992537398.UG.FTS.B, 28.98%, 4/22/25 .. 1,622 1,651
992540502.UG.FTS.B, 28.98%, 4/22/25 .. 601 620
992540806.UG.FTS.B, 28.98%, 4/22/25 .. 131 135
992543834.UG.FTS.B, 28.98%, 4/22/25 .. 65 66
992544113.UG.FTS.B, 28.98%, 4/22/25 .. 191 194
992545259.UG.FTS.B, 28.98%, 4/22/25 .. 20 20
992547668.UG.FTS.B, 28.98%, 4/22/25 .. 61 61
992548593.UG.FTS.B, 28.98%, 4/22/25 .. 603 603
992548955.UG.FTS.B, 28.98%, 4/22/25 .. 27 27
992549728.UG.FTS.B, 28.98%, 4/22/25 .. 137 138
992551231.UG.FTS.B, 28.98%, 4/22/25 .. 89 91
992552775.UG.FTS.B, 28.98%, 4/22/25 .. 290 297
992554445.UG.FTS.B, 28.98%, 4/22/25 .. 966 980
992554813.UG.FTS.B, 28.98%, 4/22/25 .. 449 462
992555692.UG.FTS.B, 28.98%, 4/22/25 .. 32 32
992556061.UG.FTS.B, 28.98%, 4/22/25 .. 5 5
992557834.UG.FTS.B, 28.98%, 4/22/25 .. 212 215
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992563615.UG.FTS.B, 28.98%, 4/22/25 .. $ 318 $ 327
992564778.UG.FTS.B, 28.98%, 4/22/25 .. 4,297 4,375
992565533.UG.FTS.B, 28.98%, 4/22/25 .. 456 466
992566101.UG.FTS.B, 28.98%, 4/22/25 .. 85 86
992574303.UG.FTS.B, 28.98%, 4/22/25 .. 100 102
992574599.UG.FTS.B, 28.98%, 4/22/25 .. 309 317
992576385.UG.FTS.B, 28.98%, 4/22/25 .. 3,375 3,466
992576440.UG.FTS.B, 28.98%, 4/22/25 .. 100 13
992581223.UG.FTS.B, 28.98%, 4/22/25 .. 7 7
992581274.UG.FTS.B, 28.98%, 4/22/25 .. 65 67
992582435.UG.FTS.B, 28.98%, 4/22/25 .. 6 6
992584170.UG.FTS.B, 28.98%, 4/22/25 .. 48 49
992592918.UG.FTS.B, 28.98%, 4/22/25 .. 11 11
992594964.UG.FTS.B, 28.98%, 4/22/25 .. 7 8
992595859.UG.FTS.B, 28.98%, 4/22/25 .. 194 194
992596176.UG.FTS.B, 28.98%, 4/22/25 .. 500 317
992597721.UG.FTS.B, 28.98%, 4/22/25 .. 0 0
992602223.UG.FTS.B, 28.98%, 4/22/25 .. 49 49
992603802.UG.FTS.B, 28.98%, 4/22/25 .. 211 215
992604122.UG.FTS.B, 28.98%, 4/22/25 .. 313 319
992606495.UG.FTS.B, 28.98%, 4/22/25 .. 499 508
992606880.UG.FTS.B, 28.98%, 4/22/25 .. 364 371
992609559.UG.FTS.B, 28.98%, 4/22/25 .. 38 38
992610089.UG.FTS.B, 28.98%, 4/22/25 .. 1,614 1,617
992610599.UG.FTS.B, 28.98%, 4/22/25 .. 68 70
992612697.UG.FTS.B, 28.98%, 4/22/25 .. 328 333
992623977.UG.FTS.B, 28.98%, 4/22/25 .. 1,455 1,481
992624926.UG.FTS.B, 28.98%, 4/22/25 .. 2,650 2,695
992625277.UG.FTS.B, 28.98%, 4/22/25 .. 4,322 4,399
992626122.UG.FTS.B, 28.98%, 4/22/25 .. 112 115
992628023.UG.FTS.B, 28.98%, 4/22/25 .. 75 77
992362455.UG.FTS.B, 29.45%, 4/22/25 .. 1,961 2,016
992363342.UG.FTS.B, 29.45%, 4/22/25 .. 204 210
992363476.UG.FTS.B, 29.45%, 4/22/25 .. 1,005 1,035
992366084.UG.FTS.B, 29.45%, 4/22/25 .. 2,620 2,694
992366977.UG.FTS.B, 29.45%, 4/22/25 .. 379 390
992367548.UG.FTS.B, 29.45%, 4/22/25 .. 88 91
992368754.UG.FTS.B, 29.45%, 4/22/25 .. 3,431 3,528
992370862.UG.FTS.B, 29.45%, 4/22/25 .. 180 182
992373681.UG.FTS.B, 29.45%, 4/22/25 .. 326 335
992381102.UG.FTS.B, 29.45%, 4/22/25 .. 604 614
992384475.UG.FTS.B, 29.45%, 4/22/25 .. 96 97
992391759.UG.FTS.B, 29.45%, 4/22/25 .. 213 216
992401885.UG.FTS.B, 29.45%, 4/22/25 .. 262 269
992405476.UG.FTS.B, 29.45%, 4/22/25 .. 354 362
992411409.UG.FTS.B, 29.45%, 4/22/25 .. 236 238
992434002.UG.FTS.B, 29.45%, 4/22/25 .. 16 16
992440867.UG.FTS.B, 29.45%, 4/22/25 .. 121 9
992464088.UG.FTS.B, 29.45%, 4/22/25 .. 81 83
992465290.UG.FTS.B, 29.45%, 4/22/25 .. 301 310
992485001.UG.FTS.B, 29.45%, 4/22/25 .. 971 998
992503906.UG.FTS.B, 29.45%, 4/22/25 .. 425 437
992506221.UG.FTS.B, 29.45%, 4/22/25 .. 155 157
992528734.UG.FTS.B, 29.45%, 4/22/25 .. 54 54
992546442.UG.FTS.B, 29.45%, 4/22/25 .. 371 370
992361042.UG.FTS.B, 29.46%, 4/22/25 .. 59 5
992361806.UG.FTS.B, 29.46%, 4/22/25 .. 52 53
992362219.UG.FTS.B, 29.46%, 4/22/25 .. 1,255 1,285

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992365197.UG.FTS.B, 29.46%, 4/22/25 .. $ 53 $ 54
992365556.UG.FTS.B, 29.46%, 4/22/25 .. 268 275
992367623.UG.FTS.B, 29.46%, 4/22/25 .. 2,246 2,308
992368238.UG.FTS.B, 29.46%, 4/22/25 .. 1,945 1,997
992370720.UG.FTS.B, 29.46%, 4/22/25 .. 353 362
992372241.UG.FTS.B, 29.46%, 4/22/25 .. 112 115
992375682.UG.FTS.B, 29.46%, 4/22/25 .. 88 90
992377928.UG.FTS.B, 29.46%, 4/22/25 .. 97 99
992389328.UG.FTS.B, 29.46%, 4/22/25 .. 730 750
992392194.UG.FTS.B, 29.46%, 4/22/25 .. 215 220
992392369.UG.FTS.B, 29.46%, 4/22/25 .. 137 141
992393209.UG.FTS.B, 29.46%, 4/22/25 .. 109 112
992394478.UG.FTS.B, 29.46%, 4/22/25 .. 2,526 2,594
992395842.UG.FTS.B, 29.46%, 4/22/25 .. 30 31
992395944.UG.FTS.B, 29.46%, 4/22/25 .. 113 113
992398508.UG.FTS.B, 29.46%, 4/22/25 .. 556 571
992401652.UG.FTS.B, 29.46%, 4/22/25 .. 13 13
992418116.UG.FTS.B, 29.46%, 4/22/25 .. 870 894
992425941.UG.FTS.B, 29.46%, 4/22/25 .. 925 946
992431463.UG.FTS.B, 29.46%, 4/22/25 .. 74 76
992434681.UG.FTS.B, 29.46%, 4/22/25 .. 137 140
992470065.UG.FTS.B, 29.46%, 4/22/25 .. 132 136
992474651.UG.FTS.B, 29.46%, 4/22/25 .. 566 581
992479842.UG.FTS.B, 29.46%, 4/22/25 .. 194 199
992498799.UG.FTS.B, 29.46%, 4/22/25 .. 68 70
992500532.UG.FTS.B, 29.46%, 4/22/25 .. 316 325
992512671.UG.FTS.B, 29.46%, 4/22/25 .. 0 0
992529819.UG.FTS.B, 29.46%, 4/22/25 .. 184 188
992533497.UG.FTS.B, 29.46%, 4/22/25 .. 552 567
992556336.UG.FTS.B, 29.46%, 4/22/25 .. 16 16
992584431.UG.FTS.B, 29.46%, 4/22/25 .. 139 141
992600132.UG.FTS.B, 29.46%, 4/22/25 .. 196 199
992623509.UG.FTS.B, 29.46%, 4/22/25 .. 134 137
992627846.UG.FTS.B, 29.46%, 4/22/25 .. 57 58
992361813.UG.FTS.B, 29.47%, 4/22/25 .. 1,672 1,715
992364786.UG.FTS.B, 29.47%, 4/22/25 .. 2,574 2,595
992366927.UG.FTS.B, 29.47%, 4/22/25 .. 272 280
992374140.UG.FTS.B, 29.47%, 4/22/25 .. 295 302
992380007.UG.FTS.B, 29.47%, 4/22/25 .. 639 656
992380184.UG.FTS.B, 29.47%, 4/22/25 .. 399 409
992382338.UG.FTS.B, 29.47%, 4/22/25 .. 794 814
992384152.UG.FTS.B, 29.47%, 4/22/25 .. 6 6
992400514.UG.FTS.B, 29.47%, 4/22/25 .. 281 289
992402013.UG.FTS.B, 29.47%, 4/22/25 .. 158 161
992405466.UG.FTS.B, 29.47%, 4/22/25 .. 53 54
992405720.UG.FTS.B, 29.47%, 4/22/25 .. 50 51
992417168.UG.FTS.B, 29.47%, 4/22/25 .. 169 173
992420847.UG.FTS.B, 29.47%, 4/22/25 .. 43 43
992421995.UG.FTS.B, 29.47%, 4/22/25 .. 27 28
992447772.UG.FTS.B, 29.47%, 4/22/25 .. 114 114
992465343.UG.FTS.B, 29.47%, 4/22/25 .. 69 70
992468980.UG.FTS.B, 29.47%, 4/22/25 .. 155 159
992470758.UG.FTS.B, 29.47%, 4/22/25 .. 8 8
992501949.UG.FTS.B, 29.47%, 4/22/25 .. 56 58
992516460.UG.FTS.B, 29.47%, 4/22/25 .. 198 204
992519663.UG.FTS.B, 29.47%, 4/22/25 .. 112 115
992538920.UG.FTS.B, 29.47%, 4/22/25 .. 271 277
992557425.UG.FTS.B, 29.47%, 4/22/25 .. 2 2
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992559489.UG.FTS.B, 29.47%, 4/22/25 .. $ 97 $ 99
992567531.UG.FTS.B, 29.47%, 4/22/25 .. 134 137
992584988.UG.FTS.B, 29.47%, 4/22/25 .. 49 8
992620607.UG.FTS.B, 29.47%, 4/22/25 .. 636 644
992363747.UG.FTS.B, 29.48%, 4/22/25 .. 150 154
992365388.UG.FTS.B, 29.48%, 4/22/25 .. 152 156
992365747.UG.FTS.B, 29.48%, 4/22/25 .. 811 832
992367302.UG.FTS.B, 29.48%, 4/22/25 .. 562 568
992368637.UG.FTS.B, 29.48%, 4/22/25 .. 724 727
992375134.UG.FTS.B, 29.48%, 4/22/25 .. 22 22
992376821.UG.FTS.B, 29.48%, 4/22/25 .. 1,310 1,342
992385962.UG.FTS.B, 29.48%, 4/22/25 .. 656 671
992395931.UG.FTS.B, 29.48%, 4/22/25 .. 351 360
992397007.UG.FTS.B, 29.48%, 4/22/25 .. 216 218
992434362.UG.FTS.B, 29.48%, 4/22/25 .. 195 200
992439096.UG.FTS.B, 29.48%, 4/22/25 .. 29 29
992470440.UG.FTS.B, 29.48%, 4/22/25 .. 1,182 1,215
992471205.UG.FTS.B, 29.48%, 4/22/25 .. 113 116
992493262.UG.FTS.B, 29.48%, 4/22/25 .. 22 22
992506947.UG.FTS.B, 29.48%, 4/22/25 .. 30 30
992508696.UG.FTS.B, 29.48%, 4/22/25 .. 91 93
992528527.UG.FTS.B, 29.48%, 4/22/25 .. 200 205
992529798.UG.FTS.B, 29.48%, 4/22/25 .. 14 14
992583285.UG.FTS.B, 29.48%, 4/22/25 .. 253 256
992583905.UG.FTS.B, 29.48%, 4/22/25 .. 134 134
992589503.UG.FTS.B, 29.48%, 4/22/25 .. 51 52
992603797.UG.FTS.B, 29.48%, 4/22/25 .. 60 61
992604266.UG.FTS.B, 29.48%, 4/22/25 .. 39 40
992615020.UG.FTS.B, 29.48%, 4/22/25 .. 32 33
992620023.UG.FTS.B, 29.48%, 4/22/25 .. 35 36
992623393.UG.FTS.B, 29.48%, 4/22/25 .. 2,877 2,916
992624421.UG.FTS.B, 29.48%, 4/22/25 .. 200 202
992360997.UG.FTS.B, 29.49%, 4/22/25 .. 70 71
992361138.UG.FTS.B, 29.49%, 4/22/25 .. 98 101
992361405.UG.FTS.B, 29.49%, 4/22/25 .. 186 189
992361706.UG.FTS.B, 29.49%, 4/22/25 .. 592 606
992361811.UG.FTS.B, 29.49%, 4/22/25 .. 7 8
992362460.UG.FTS.B, 29.49%, 4/22/25 .. 454 464
992362463.UG.FTS.B, 29.49%, 4/22/25 .. 225 230
992362496.UG.FTS.B, 29.49%, 4/22/25 .. 414 425
992362505.UG.FTS.B, 29.49%, 4/22/25 .. 6,631 6,818
992362527.UG.FTS.B, 29.49%, 4/22/25 .. 582 605
992362674.UG.FTS.B, 29.49%, 4/22/25 .. 25 25
992362680.UG.FTS.B, 29.49%, 4/22/25 .. 194 199
992363024.UG.FTS.B, 29.49%, 4/22/25 .. 382 393
992363174.UG.FTS.B, 29.49%, 4/22/25 .. 134 138
992363263.UG.FTS.B, 29.49%, 4/22/25 .. 197 202
992363449.UG.FTS.B, 29.49%, 4/22/25 .. 752 770
992363472.UG.FTS.B, 29.49%, 4/22/25 .. 294 303
992363958.UG.FTS.B, 29.49%, 4/22/25 .. 358 367
992363984.UG.FTS.B, 29.49%, 4/22/25 .. 750 768
992364012.UG.FTS.B, 29.49%, 4/22/25 .. 142 19
992364019.UG.FTS.B, 29.49%, 4/22/25 .. 44 45
992364118.UG.FTS.B, 29.49%, 4/22/25 .. 310 42
992364260.UG.FTS.B, 29.49%, 4/22/25 .. 505 525
992364268.UG.FTS.B, 29.49%, 4/22/25 .. 140 144
992364295.UG.FTS.B, 29.49%, 4/22/25 .. 151 155
992364470.UG.FTS.B, 29.49%, 4/22/25 .. 229 234

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992364874.UG.FTS.B, 29.49%, 4/22/25 .. $ 17 $ 17
992364952.UG.FTS.B, 29.49%, 4/22/25 .. 181 186
992364981.UG.FTS.B, 29.49%, 4/22/25 .. 53 54
992365260.UG.FTS.B, 29.49%, 4/22/25 .. 469 481
992365396.UG.FTS.B, 29.49%, 4/22/25 .. 18 19
992365594.UG.FTS.B, 29.49%, 4/22/25 .. 402 417
992365707.UG.FTS.B, 29.49%, 4/22/25 .. 1,388 1,427
992366019.UG.FTS.B, 29.49%, 4/22/25 .. 90 92
992366822.UG.FTS.B, 29.49%, 4/22/25 .. 2,922 2,993
992367245.UG.FTS.B, 29.49%, 4/22/25 .. 39 40
992367590.UG.FTS.B, 29.49%, 4/22/25 .. 354 363
992367592.UG.FTS.B, 29.49%, 4/22/25 .. 56 57
992367723.UG.FTS.B, 29.49%, 4/22/25 .. 266 266
992367878.UG.FTS.B, 29.49%, 4/22/25 .. 91 93
992368009.UG.FTS.B, 29.49%, 4/22/25 .. 374 384
992368082.UG.FTS.B, 29.49%, 4/22/25 .. 1,208 1,240
992368168.UG.FTS.B, 29.49%, 4/22/25 .. 303 311
992368665.UG.FTS.B, 29.49%, 4/22/25 .. 474 486
992369161.UG.FTS.B, 29.49%, 4/22/25 .. 3,095 3,195
992369526.UG.FTS.B, 29.49%, 4/22/25 .. 735 756
992369742.UG.FTS.B, 29.49%, 4/22/25 .. 1,175 1,207
992369764.UG.FTS.B, 29.49%, 4/22/25 .. 1,879 1,899
992370516.UG.FTS.B, 29.49%, 4/22/25 .. 53 54
992370530.UG.FTS.B, 29.49%, 4/22/25 .. 131 135
992371715.UG.FTS.B, 29.49%, 4/22/25 .. 1,203 1,236
992372693.UG.FTS.B, 29.49%, 4/22/25 .. 386 396
992373338.UG.FTS.B, 29.49%, 4/22/25 .. 133 134
992373418.UG.FTS.B, 29.49%, 4/22/25 .. 229 235
992373724.UG.FTS.B, 29.49%, 4/22/25 .. 76 77
992373822.UG.FTS.B, 29.49%, 4/22/25 .. 1,854 1,898
992374239.UG.FTS.B, 29.49%, 4/22/25 .. 192 197
992374764.UG.FTS.B, 29.49%, 4/22/25 .. 432 443
992375318.UG.FTS.B, 29.49%, 4/22/25 .. 157 162
992375372.UG.FTS.B, 29.49%, 4/22/25 .. 44 45
992375560.UG.FTS.B, 29.49%, 4/22/25 .. 150 149
992375769.UG.FTS.B, 29.49%, 4/22/25 .. 460 465
992375863.UG.FTS.B, 29.49%, 4/22/25 .. 270 179
992376197.UG.FTS.B, 29.49%, 4/22/25 .. 36 36
992376987.UG.FTS.B, 29.49%, 4/22/25 .. 130 133
992377029.UG.FTS.B, 29.49%, 4/22/25 .. 98 101
992377107.UG.FTS.B, 29.49%, 4/22/25 .. 1,665 1,708
992377212.UG.FTS.B, 29.49%, 4/22/25 .. 262 269
992377367.UG.FTS.B, 29.49%, 4/22/25 .. 83 85
992377504.UG.FTS.B, 29.49%, 4/22/25 .. 236 32
992377615.UG.FTS.B, 29.49%, 4/22/25 .. 683 703
992377885.UG.FTS.B, 29.49%, 4/22/25 .. 263 270
992379274.UG.FTS.B, 29.49%, 4/22/25 .. 483 495
992379820.UG.FTS.B, 29.49%, 4/22/25 .. 783 781
992379986.UG.FTS.B, 29.49%, 4/22/25 .. 37 37
992380616.UG.FTS.B, 29.49%, 4/22/25 .. 380 388
992380732.UG.FTS.B, 29.49%, 4/22/25 .. 359 368
992380810.UG.FTS.B, 29.49%, 4/22/25 .. 187 192
992380897.UG.FTS.B, 29.49%, 4/22/25 .. 273 280
992382150.UG.FTS.B, 29.49%, 4/22/25 .. 395 404
992382341.UG.FTS.B, 29.49%, 4/22/25 .. 107 109
992382649.UG.FTS.B, 29.49%, 4/22/25 .. 266 272
992382696.UG.FTS.B, 29.49%, 4/22/25 .. 138 142
992382780.UG.FTS.B, 29.49%, 4/22/25 .. 478 491
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992383169.UG.FTS.B, 29.49%, 4/22/25 .. $ 51 $ 52
992383220.UG.FTS.B, 29.49%, 4/22/25 .. 684 703
992384297.UG.FTS.B, 29.49%, 4/22/25 .. 16 17
992384705.UG.FTS.B, 29.49%, 4/22/25 .. 299 307
992385494.UG.FTS.B, 29.49%, 4/22/25 .. 530 526
992385650.UG.FTS.B, 29.49%, 4/22/25 .. 59 60
992387081.UG.FTS.B, 29.49%, 4/22/25 .. 63 65
992387126.UG.FTS.B, 29.49%, 4/22/25 .. 208 211
992387430.UG.FTS.B, 29.49%, 4/22/25 .. 217 222
992387814.UG.FTS.B, 29.49%, 4/22/25 .. 111 113
992388593.UG.FTS.B, 29.49%, 4/22/25 .. 165 22
992388932.UG.FTS.B, 29.49%, 4/22/25 .. 218 223
992389519.UG.FTS.B, 29.49%, 4/22/25 .. 474 487
992389714.UG.FTS.B, 29.49%, 4/22/25 .. 183 188
992389904.UG.FTS.B, 29.49%, 4/22/25 .. 1,198 1,228
992390198.UG.FTS.B, 29.49%, 4/22/25 .. 85 87
992390285.UG.FTS.B, 29.49%, 4/22/25 .. 162 168
992390795.UG.FTS.B, 29.49%, 4/22/25 .. 172 176
992391599.UG.FTS.B, 29.49%, 4/22/25 .. 666 679
992391876.UG.FTS.B, 29.49%, 4/22/25 .. 223 228
992392038.UG.FTS.B, 29.49%, 4/22/25 .. 82 84
992392406.UG.FTS.B, 29.49%, 4/22/25 .. 202 208
992392491.UG.FTS.B, 29.49%, 4/22/25 .. 323 331
992393013.UG.FTS.B, 29.49%, 4/22/25 .. 394 403
992393084.UG.FTS.B, 29.49%, 4/22/25 .. 270 274
992393248.UG.FTS.B, 29.49%, 4/22/25 .. 131 135
992393382.UG.FTS.B, 29.49%, 4/22/25 .. 17 18
992393625.UG.FTS.B, 29.49%, 4/22/25 .. 34 34
992393945.UG.FTS.B, 29.49%, 4/22/25 .. 279 286
992394298.UG.FTS.B, 29.49%, 4/22/25 .. 86 12
992395091.UG.FTS.B, 29.49%, 4/22/25 .. 270 278
992395344.UG.FTS.B, 29.49%, 4/22/25 .. 411 417
992395729.UG.FTS.B, 29.49%, 4/22/25 .. 1,030 1,054
992395985.UG.FTS.B, 29.49%, 4/22/25 .. 815 828
992396468.UG.FTS.B, 29.49%, 4/22/25 .. 592 608
992396676.UG.FTS.B, 29.49%, 4/22/25 .. 63 64
992397329.UG.FTS.B, 29.49%, 4/22/25 .. 163 108
992397473.UG.FTS.B, 29.49%, 4/22/25 .. 203 207
992397722.UG.FTS.B, 29.49%, 4/22/25 .. 26 27
992397999.UG.FTS.B, 29.49%, 4/22/25 .. 117 119
992398581.UG.FTS.B, 29.49%, 4/22/25 .. 458 470
992398919.UG.FTS.B, 29.49%, 4/22/25 .. 352 361
992399033.UG.FTS.B, 29.49%, 4/22/25 .. 49 50
992399168.UG.FTS.B, 29.49%, 4/22/25 .. 64 65
992399427.UG.FTS.B, 29.49%, 4/22/25 .. 199 204
992399453.UG.FTS.B, 29.49%, 4/22/25 .. 278 286
992399844.UG.FTS.B, 29.49%, 4/22/25 .. 902 927
992399885.UG.FTS.B, 29.49%, 4/22/25 .. 31 32
992400346.UG.FTS.B, 29.49%, 4/22/25 .. 175 179
992400407.UG.FTS.B, 29.49%, 4/22/25 .. 122 126
992401220.UG.FTS.B, 29.49%, 4/22/25 .. 376 388
992401535.UG.FTS.B, 29.49%, 4/22/25 .. 42 43
992402039.UG.FTS.B, 29.49%, 4/22/25 .. 798 807
992402040.UG.FTS.B, 29.49%, 4/22/25 .. 642 652
992402365.UG.FTS.B, 29.49%, 4/22/25 .. 1,136 1,163
992403833.UG.FTS.B, 29.49%, 4/22/25 .. 126 130
992404011.UG.FTS.B, 29.49%, 4/22/25 .. 100 103
992404602.UG.FTS.B, 29.49%, 4/22/25 .. 7 7

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992405567.UG.FTS.B, 29.49%, 4/22/25 .. $ 336 $ 339
992406431.UG.FTS.B, 29.49%, 4/22/25 .. 386 396
992406550.UG.FTS.B, 29.49%, 4/22/25 .. 111 110
992407118.UG.FTS.B, 29.49%, 4/22/25 .. 229 234
992407611.UG.FTS.B, 29.49%, 4/22/25 .. 250 256
992410164.UG.FTS.B, 29.49%, 4/22/25 .. 1,601 1,624
992410696.UG.FTS.B, 29.49%, 4/22/25 .. 750 747
992411223.UG.FTS.B, 29.49%, 4/22/25 .. 10 10
992411572.UG.FTS.B, 29.49%, 4/22/25 .. 74 75
992411855.UG.FTS.B, 29.49%, 4/22/25 .. 139 143
992413765.UG.FTS.B, 29.49%, 4/22/25 .. 146 151
992414935.UG.FTS.B, 29.49%, 4/22/25 .. 974 1,000
992415716.UG.FTS.B, 29.49%, 4/22/25 .. 823 831
992416396.UG.FTS.B, 29.49%, 4/22/25 .. 244 251
992416593.UG.FTS.B, 29.49%, 4/22/25 .. 826 846
992416607.UG.FTS.B, 29.49%, 4/22/25 .. 240 249
992416636.UG.FTS.B, 29.49%, 4/22/25 .. 1,074 1,104
992416738.UG.FTS.B, 29.49%, 4/22/25 .. 1,937 1,986
992416748.UG.FTS.B, 29.49%, 4/22/25 .. 650 666
992416802.UG.FTS.B, 29.49%, 4/22/25 .. 738 758
992418003.UG.FTS.B, 29.49%, 4/22/25 .. 29 30
992418463.UG.FTS.B, 29.49%, 4/22/25 .. 556 570
992418820.UG.FTS.B, 29.49%, 4/22/25 .. 750 771
992419339.UG.FTS.B, 29.49%, 4/22/25 .. 69 70
992419369.UG.FTS.B, 29.49%, 4/22/25 .. 410 415
992419799.UG.FTS.B, 29.49%, 4/22/25 .. 169 174
992420242.UG.FTS.B, 29.49%, 4/22/25 .. 205 211
992420248.UG.FTS.B, 29.49%, 4/22/25 .. 175 180
992420337.UG.FTS.B, 29.49%, 4/22/25 .. 557 562
992420593.UG.FTS.B, 29.49%, 4/22/25 .. 109 111
992420679.UG.FTS.B, 29.49%, 4/22/25 .. 1 1
992420699.UG.FTS.B, 29.49%, 4/22/25 .. 363 363
992422269.UG.FTS.B, 29.49%, 4/22/25 .. 251 258
992422382.UG.FTS.B, 29.49%, 4/22/25 .. 98 101
992422521.UG.FTS.B, 29.49%, 4/22/25 .. 151 154
992423510.UG.FTS.B, 29.49%, 4/22/25 .. 78 80
992424725.UG.FTS.B, 29.49%, 4/22/25 .. 96 98
992424971.UG.FTS.B, 29.49%, 4/22/25 .. 3,180 3,257
992425458.UG.FTS.B, 29.49%, 4/22/25 .. 146 150
992426392.UG.FTS.B, 29.49%, 4/22/25 .. 447 304
992427105.UG.FTS.B, 29.49%, 4/22/25 .. 23 23
992427145.UG.FTS.B, 29.49%, 4/22/25 .. 42 42
992427199.UG.FTS.B, 29.49%, 4/22/25 .. 1,667 1,707
992427320.UG.FTS.B, 29.49%, 4/22/25 .. 61 62
992427395.UG.FTS.B, 29.49%, 4/22/25 .. 162 166
992427949.UG.FTS.B, 29.49%, 4/22/25 .. 132 135
992428314.UG.FTS.B, 29.49%, 4/22/25 .. 975 988
992428354.UG.FTS.B, 29.49%, 4/22/25 .. 225 230
992428506.UG.FTS.B, 29.49%, 4/22/25 .. 245 252
992429035.UG.FTS.B, 29.49%, 4/22/25 .. 158 162
992429718.UG.FTS.B, 29.49%, 4/22/25 .. 28 28
992430463.UG.FTS.B, 29.49%, 4/22/25 .. 92 93
992431385.UG.FTS.B, 29.49%, 4/22/25 .. 122 125
992432239.UG.FTS.B, 29.49%, 4/22/25 .. 211 209
992432540.UG.FTS.B, 29.49%, 4/22/25 .. 238 243
992432910.UG.FTS.B, 29.49%, 4/22/25 .. 2,500 2,563
992434494.UG.FTS.B, 29.49%, 4/22/25 .. 175 114
992435188.UG.FTS.B, 29.49%, 4/22/25 .. 258 264
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992435978.UG.FTS.B, 29.49%, 4/22/25 .. $ 257 $ 263
992437787.UG.FTS.B, 29.49%, 4/22/25 .. 96 98
992438752.UG.FTS.B, 29.49%, 4/22/25 .. 631 643
992439438.UG.FTS.B, 29.49%, 4/22/25 .. 382 384
992440450.UG.FTS.B, 29.49%, 4/22/25 .. 19 20
992440753.UG.FTS.B, 29.49%, 4/22/25 .. 15 15
992441189.UG.FTS.B, 29.49%, 4/22/25 .. 433 440
992444712.UG.FTS.B, 29.49%, 4/22/25 .. 2,923 2,993
992445035.UG.FTS.B, 29.49%, 4/22/25 .. 972 985
992445486.UG.FTS.B, 29.49%, 4/22/25 .. 341 349
992446825.UG.FTS.B, 29.49%, 4/22/25 .. 141 96
992447478.UG.FTS.B, 29.49%, 4/22/25 .. 121 125
992448379.UG.FTS.B, 29.49%, 4/22/25 .. 113 78
992448723.UG.FTS.B, 29.49%, 4/22/25 .. 43 43
992450307.UG.FTS.B, 29.49%, 4/22/25 .. 161 165
992451074.UG.FTS.B, 29.49%, 4/22/25 .. 96 99
992451388.UG.FTS.B, 29.49%, 4/22/25 .. 34 31
992451949.UG.FTS.B, 29.49%, 4/22/25 .. 336 339
992452116.UG.FTS.B, 29.49%, 4/22/25 .. 97 99
992454195.UG.FTS.B, 29.49%, 4/22/25 .. 95 97
992454801.UG.FTS.B, 29.49%, 4/22/25 .. 3,306 3,395
992455844.UG.FTS.B, 29.49%, 4/22/25 .. 4,358 4,414
992456989.UG.FTS.B, 29.49%, 4/22/25 .. 677 695
992457156.UG.FTS.B, 29.49%, 4/22/25 .. 43 44
992460077.UG.FTS.B, 29.49%, 4/22/25 .. 499 504
992460236.UG.FTS.B, 29.49%, 4/22/25 .. 11 11
992461830.UG.FTS.B, 29.49%, 4/22/25 .. 252 259
992464276.UG.FTS.B, 29.49%, 4/22/25 .. 900 924
992465954.UG.FTS.B, 29.49%, 4/22/25 .. 1,274 1,295
992467871.UG.FTS.B, 29.49%, 4/22/25 .. 414 425
992468635.UG.FTS.B, 29.49%, 4/22/25 .. 16 16
992469189.UG.FTS.B, 29.49%, 4/22/25 .. 158 162
992469449.UG.FTS.B, 29.49%, 4/22/25 .. 75 76
992472246.UG.FTS.B, 29.49%, 4/22/25 .. 547 543
992472424.UG.FTS.B, 29.49%, 4/22/25 .. 864 872
992472539.UG.FTS.B, 29.49%, 4/22/25 .. 56 57
992472851.UG.FTS.B, 29.49%, 4/22/25 .. 59 61
992473215.UG.FTS.B, 29.49%, 4/22/25 .. 66 68
992475726.UG.FTS.B, 29.49%, 4/22/25 .. 223 228
992477452.UG.FTS.B, 29.49%, 4/22/25 .. 702 709
992477516.UG.FTS.B, 29.49%, 4/22/25 .. 129 132
992479493.UG.FTS.B, 29.49%, 4/22/25 .. 304 308
992479682.UG.FTS.B, 29.49%, 4/22/25 .. 285 293
992480496.UG.FTS.B, 29.49%, 4/22/25 .. 150 11
992481779.UG.FTS.B, 29.49%, 4/22/25 .. 3,839 3,893
992483129.UG.FTS.B, 29.49%, 4/22/25 .. 320 210
992484017.UG.FTS.B, 29.49%, 4/22/25 .. 583 598
992485283.UG.FTS.B, 29.49%, 4/22/25 .. 89 91
992485527.UG.FTS.B, 29.49%, 4/22/25 .. 291 299
992487374.UG.FTS.B, 29.49%, 4/22/25 .. 267 272
992487705.UG.FTS.B, 29.49%, 4/22/25 .. 548 555
992487970.UG.FTS.B, 29.49%, 4/22/25 .. 63 65
992488594.UG.FTS.B, 29.49%, 4/22/25 .. 52 53
992488959.UG.FTS.B, 29.49%, 4/22/25 .. 498 511
992492165.UG.FTS.B, 29.49%, 4/22/25 .. 1,099 1,127
992493665.UG.FTS.B, 29.49%, 4/22/25 .. 31 5
992494028.UG.FTS.B, 29.49%, 4/22/25 .. 20 20
992494128.UG.FTS.B, 29.49%, 4/22/25 .. 303 313

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992494218.UG.FTS.B, 29.49%, 4/22/25 .. $ 194 $ 199
992494280.UG.FTS.B, 29.49%, 4/22/25 .. 84 85
992495417.UG.FTS.B, 29.49%, 4/22/25 .. 146 149
992496171.UG.FTS.B, 29.49%, 4/22/25 .. 485 498
992497034.UG.FTS.B, 29.49%, 4/22/25 .. 135 139
992500651.UG.FTS.B, 29.49%, 4/22/25 .. 202 207
992500991.UG.FTS.B, 29.49%, 4/22/25 .. 30 5
992502128.UG.FTS.B, 29.49%, 4/22/25 .. 1 1
992502694.UG.FTS.B, 29.49%, 4/22/25 .. 438 448
992504830.UG.FTS.B, 29.49%, 4/22/25 .. 721 726
992507254.UG.FTS.B, 29.49%, 4/22/25 .. 408 418
992508820.UG.FTS.B, 29.49%, 4/22/25 .. 325 333
992509284.UG.FTS.B, 29.49%, 4/22/25 .. 27 27
992509371.UG.FTS.B, 29.49%, 4/22/25 .. 86 88
992514658.UG.FTS.B, 29.49%, 4/22/25 .. 73 75
992514685.UG.FTS.B, 29.49%, 4/22/25 .. 901 925
992514830.UG.FTS.B, 29.49%, 4/22/25 .. 54 55
992514855.UG.FTS.B, 29.49%, 4/22/25 .. 140 143
992515474.UG.FTS.B, 29.49%, 4/22/25 .. 1,354 1,388
992515660.UG.FTS.B, 29.49%, 4/22/25 .. 339 347
992516313.UG.FTS.B, 29.49%, 4/22/25 .. 485 497
992516427.UG.FTS.B, 29.49%, 4/22/25 .. 140 144
992519259.UG.FTS.B, 29.49%, 4/22/25 .. 268 275
992519839.UG.FTS.B, 29.49%, 4/22/25 .. 389 394
992520622.UG.FTS.B, 29.49%, 4/22/25 .. 495 511
992521066.UG.FTS.B, 29.49%, 4/22/25 .. 47 48
992522428.UG.FTS.B, 29.49%, 4/22/25 .. 66 10
992523134.UG.FTS.B, 29.49%, 4/22/25 .. 311 319
992524655.UG.FTS.B, 29.49%, 4/22/25 .. 313 316
992525909.UG.FTS.B, 29.49%, 4/22/25 .. 348 357
992529240.UG.FTS.B, 29.49%, 4/22/25 .. 323 331
992531531.UG.FTS.B, 29.49%, 4/22/25 .. 298 300
992532351.UG.FTS.B, 29.49%, 4/22/25 .. 604 406
992532830.UG.FTS.B, 29.49%, 4/22/25 .. 33 33
992534566.UG.FTS.B, 29.49%, 4/22/25 .. 826 848
992534849.UG.FTS.B, 29.49%, 4/22/25 .. 199 26
992534888.UG.FTS.B, 29.49%, 4/22/25 .. 1,284 1,322
992539629.UG.FTS.B, 29.49%, 4/22/25 .. 73 75
992541032.UG.FTS.B, 29.49%, 4/22/25 .. 107 109
992542647.UG.FTS.B, 29.49%, 4/22/25 .. 61 62
992544772.UG.FTS.B, 29.49%, 4/22/25 .. 45 46
992545069.UG.FTS.B, 29.49%, 4/22/25 .. 178 183
992545210.UG.FTS.B, 29.49%, 4/22/25 .. 118 118
992549029.UG.FTS.B, 29.49%, 4/22/25 .. 48 49
992552564.UG.FTS.B, 29.49%, 4/22/25 .. 474 488
992552626.UG.FTS.B, 29.49%, 4/22/25 .. 482 493
992553595.UG.FTS.B, 29.49%, 4/22/25 .. 500 68
992556301.UG.FTS.B, 29.49%, 4/22/25 .. 25 25
992556599.UG.FTS.B, 29.49%, 4/22/25 .. 0 0
992561930.UG.FTS.B, 29.49%, 4/22/25 .. 306 308
992562899.UG.FTS.B, 29.49%, 4/22/25 .. 32 32
992564506.UG.FTS.B, 29.49%, 4/22/25 .. 676 694
992564584.UG.FTS.B, 29.49%, 4/22/25 .. 963 979
992567188.UG.FTS.B, 29.49%, 4/22/25 .. 93 95
992571297.UG.FTS.B, 29.49%, 4/22/25 .. 110 112
992573503.UG.FTS.B, 29.49%, 4/22/25 .. 83 84
992573800.UG.FTS.B, 29.49%, 4/22/25 .. 238 241
992575177.UG.FTS.B, 29.49%, 4/22/25 .. 964 990
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992575189.UG.FTS.B, 29.49%, 4/22/25 .. $ 963 $ 978
992576283.UG.FTS.B, 29.49%, 4/22/25 .. 97 100
992578219.UG.FTS.B, 29.49%, 4/22/25 .. 317 323
992581203.UG.FTS.B, 29.49%, 4/22/25 .. 154 156
992584017.UG.FTS.B, 29.49%, 4/22/25 .. 190 192
992586194.UG.FTS.B, 29.49%, 4/22/25 .. 1,446 1,466
992588773.UG.FTS.B, 29.49%, 4/22/25 .. 26 27
992588856.UG.FTS.B, 29.49%, 4/22/25 .. 175 175
992589692.UG.FTS.B, 29.49%, 4/22/25 .. 19 19
992590004.UG.FTS.B, 29.49%, 4/22/25 .. 92 94
992590467.UG.FTS.B, 29.49%, 4/22/25 .. 369 373
992590556.UG.FTS.B, 29.49%, 4/22/25 .. 51 52
992594428.UG.FTS.B, 29.49%, 4/22/25 .. 989 1,002
992594819.UG.FTS.B, 29.49%, 4/22/25 .. 39 38
992595468.UG.FTS.B, 29.49%, 4/22/25 .. 44 45
992595569.UG.FTS.B, 29.49%, 4/22/25 .. 535 544
992596534.UG.FTS.B, 29.49%, 4/22/25 .. 46 47
992596925.UG.FTS.B, 29.49%, 4/22/25 .. 4,338 4,390
992597371.UG.FTS.B, 29.49%, 4/22/25 .. 245 249
992599701.UG.FTS.B, 29.49%, 4/22/25 .. 34 34
992602434.UG.FTS.B, 29.49%, 4/22/25 .. 98 100
992602719.UG.FTS.B, 29.49%, 4/22/25 .. 496 504
992603092.UG.FTS.B, 29.49%, 4/22/25 .. 26 26
992604378.UG.FTS.B, 29.49%, 4/22/25 .. 619 617
992605804.UG.FTS.B, 29.49%, 4/22/25 .. 43 43
992606338.UG.FTS.B, 29.49%, 4/22/25 .. 28 28
992606755.UG.FTS.B, 29.49%, 4/22/25 .. 91 92
992607665.UG.FTS.B, 29.49%, 4/22/25 .. 129 130
992608539.UG.FTS.B, 29.49%, 4/22/25 .. 42 43
992610558.UG.FTS.B, 29.49%, 4/22/25 .. 42 43
992611173.UG.FTS.B, 29.49%, 4/22/25 .. 309 314
992611652.UG.FTS.B, 29.49%, 4/22/25 .. 110 111
992615760.UG.FTS.B, 29.49%, 4/22/25 .. 317 315
992616179.UG.FTS.B, 29.49%, 4/22/25 .. 223 226
992617219.UG.FTS.B, 29.49%, 4/22/25 .. 16 16
992618744.UG.FTS.B, 29.49%, 4/22/25 .. 159 161
992618925.UG.FTS.B, 29.49%, 4/22/25 .. 26 26
992620880.UG.FTS.B, 29.49%, 4/22/25 .. 82 82
992622043.UG.FTS.B, 29.49%, 4/22/25 .. 2,642 2,677
992622644.UG.FTS.B, 29.49%, 4/22/25 .. 961 957
992624887.UG.FTS.B, 29.49%, 4/22/25 .. 384 390
992625452.UG.FTS.B, 29.49%, 4/22/25 .. 94 96
992626101.UG.FTS.B, 29.49%, 4/22/25 .. 206 208
992626537.UG.FTS.B, 29.49%, 4/22/25 .. 769 781
992626804.UG.FTS.B, 29.49%, 4/22/25 .. 288 291
992626918.UG.FTS.B, 29.49%, 4/22/25 .. 2,304 2,341
992628833.UG.FTS.B, 29.49%, 4/22/25 .. 22 23
992631098.UG.FTS.B, 29.49%, 4/22/25 .. 961 978
992633754.UG.FTS.B, 29.49%, 4/22/25 .. 58 60
992634117.UG.FTS.B, 29.49%, 4/22/25 .. 33 34
992636034.UG.FTS.B, 29.49%, 4/22/25 .. 277 280
992074090.UG.FTS.B, 22.36%, 3/11/27 .. 2,630 2,697
992076610.UG.FTS.B, 22.36%, 3/11/27 .. 3,326 3,409
991980740.UG.FTS.B, 22.36%, 3/12/27 .. 681 695
992225456.UG.FTS.B, 22.36%, 3/12/27 .. 809 822
992193819.UG.FTS.B, 22.36%, 4/01/27 .. 186 193
992407152.UG.FTS.B, 16.99%, 4/02/27 .. 324 333
992415200.UG.FTS.B, 16.99%, 4/02/27 .. 16,604 17,063

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992220224.UG.FTS.B, 19.99%, 4/04/27 .. $ 2,773 $ 2,849
992227359.UG.FTS.B, 19.99%, 4/04/27 .. 124 127
992239940.UG.FTS.B, 15.99%, 4/08/27 .. 1,239 1,277
992392616.UG.FTS.B, 15.99%, 4/08/27 .. 40 40
992304706.UG.FTS.B, 16.99%, 4/08/27 .. 255 263
992072585.UG.FTS.B, 27.95%, 4/08/27 .. 31 20
991989457.UG.FTS.B, 29.49%, 4/08/27 .. 6 6
992032123.UG.FTS.B, 29.49%, 4/08/27 .. – –
992078124.UG.FTS.B, 29.49%, 4/08/27 .. 7 8
992126831.UG.FTS.B, 29.49%, 4/08/27 .. – –
992322764.UG.FTS.B, 16.99%, 4/09/27 .. 73 74
991977186.UG.FTS.B, 28.98%, 4/09/27 .. – –
992009312.UG.FTS.B, 28.98%, 4/09/27 .. 0 –
992046782.UG.FTS.B, 28.98%, 4/09/27 .. – –
992130730.UG.FTS.B, 29.49%, 4/09/27 .. – –
992288301.UG.FTS.B, 22.36%, 4/11/27 .. 1,539 1,574
992277625.UG.FTS.B, 15.99%, 4/13/27 .. 1,443 1,486
992290059.UG.FTS.B, 18.98%, 4/13/27 .. 273 281
992296704.UG.FTS.B, 16.99%, 4/15/27 .. 2,662 2,748
992350281.UG.FTS.B, 16.99%, 4/15/27 .. 13,973 14,309
992451656.UG.FTS.B, 16.99%, 4/15/27 .. 991 1,009
992564984.UG.FTS.B, 17.99%, 4/15/27 .. 730 733
992388025.UG.FTS.B, 21.99%, 4/15/27 .. 1,198 1,235
992502644.UG.FTS.B, 19.99%, 4/16/27 .. 716 734
992052395.UG.FTS.B, 29.49%, 4/17/27 .. 4 0
992394335.UG.FTS.B, 19.99%, 4/20/27 .. 246 254
992230685.UG.FTS.B, 28.98%, 4/20/27 .. 3 0
992084124.UG.FTS.B, 29.48%, 4/20/27 .. 4 0
992366682.UG.FTS.B, 16.99%, 4/21/27 .. 889 918
992494437.UG.FTS.B, 16.99%, 4/21/27 .. 393 405
992320367.UG.FTS.B, 19.99%, 4/21/27 .. – –
992413089.UG.FTS.B, 19.99%, 4/21/27 .. 4,863 5,014
992206463.UG.FTS.B, 18.97%, 5/01/27 .. – –
991969049.UG.FTS.B, 19.99%, 5/08/27 .. 0 0
992047107.UG.FTS.B, 28.98%, 5/08/27 .. 0 0
992077414.UG.FTS.B, 19.99%, 5/09/27 .. – –
992178958.UG.FTS.B, 26.94%, 5/09/27 .. 0 0
991980960.UG.FTS.B, 28.98%, 5/09/27 .. 1 1
992015656.UG.FTS.B, 28.98%, 5/09/27 .. 0 0
992018880.UG.FTS.B, 28.98%, 5/09/27 .. – –
992233643.UG.FTS.B, 28.98%, 5/09/27 .. 2 0
992104144.UG.FTS.B, 29.49%, 5/09/27 .. 4 4
992140066.UG.FTS.B, 29.49%, 5/09/27 .. 3 0
992166442.UG.FTS.B, 29.49%, 5/09/27 .. – –
992233948.UG.FTS.B, 28.98%, 5/11/27 .. – –
992230189.UG.FTS.B, 29.49%, 5/11/27 .. – –
992332848.UG.FTS.B, 29.49%, 5/19/27 .. 7 1
992076520.UG.FTS.B, 19.99%, 5/20/27 .. 2 2
992394484.UG.FTS.B, 29.45%, 5/20/27 .. – –
992344876.UG.FTS.B, 29.47%, 5/20/27 .. – –
992245813.UG.FTS.B, 29.48%, 5/20/27 .. – –
992257994.UG.FTS.B, 29.48%, 5/20/27 .. – –
992076941.UG.FTS.B, 29.49%, 5/20/27 .. 0 0
992136566.UG.FTS.B, 29.49%, 5/20/27 .. – –
992223539.UG.FTS.B, 29.49%, 5/20/27 .. 1 1
992246153.UG.FTS.B, 29.49%, 5/20/27 .. 0 0
992329810.UG.FTS.B, 29.49%, 5/20/27 .. 2 2
992543548.UG.FTS.B, 29.49%, 5/20/27 .. 4 4
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992601345.UG.FTS.B, 29.49%, 5/20/27 .. $ – $ –
992100044.UG.FTS.B, 28.98%, 5/24/27 .. 2 0
991973953.UG.FTS.B, 29.49%, 5/31/27 .. 3 0
991941367.UG.FTS.B, 14%, 6/03/27 ..... 5 1
992237153.UG.FTS.B, 28.98%, 6/07/27 .. 1 1
991978859.UG.FTS.B, 25.45%, 6/08/27 .. 10 1
992106546.UG.FTS.B, 29.48%, 6/08/27 .. – –
992015305.UG.FTS.B, 29.49%, 6/08/27 .. 0 0
992020908.UG.FTS.B, 29.49%, 6/08/27 .. 0 0
992244825.UG.FTS.B, 29.49%, 6/08/27 .. 10 1
992082723.UG.FTS.B, 19.99%, 6/09/27 .. 6 1
991999348.UG.FTS.B, 29.48%, 6/09/27 .. 4 4
992114207.UG.FTS.B, 29.48%, 6/09/27 .. 0 0
991979583.UG.FTS.B, 29.49%, 6/09/27 .. 0 0
992054690.UG.FTS.B, 29.49%, 6/09/27 .. 6 6
992104579.UG.FTS.B, 29.49%, 6/09/27 .. 11 0
992242470.UG.FTS.B, 29.49%, 6/09/27 .. – –
992234849.UG.FTS.B, 29.49%, 6/10/27 .. 9 1
992236233.UG.FTS.B, 28.98%, 6/11/27 .. 4 2
992224349.UG.FTS.B, 29.49%, 6/11/27 .. 0 0
992224077.UG.FTS.B, 29.45%, 6/12/27 .. – –
992467622.UG.FTS.B, 21.46%, 6/14/27 .. 0 0
992306419.UG.FTS.B, 29.49%, 6/14/27 .. 9 1
992615054.UG.FTS.B, 29.49%, 6/17/27 .. 1 1
992367182.UG.FTS.B, 29.49%, 6/18/27 .. 3 3
992377165.UG.FTS.B, 29.49%, 6/19/27 .. – –
992124725.UG.FTS.B, 28.48%, 6/20/27 .. – –
992273175.UG.FTS.B, 28.98%, 6/20/27 .. 7 1
992202148.UG.FTS.B, 29.47%, 6/20/27 .. 13 13
992271042.UG.FTS.B, 29.48%, 6/20/27 .. – –
992095089.UG.FTS.B, 29.49%, 6/20/27 .. – –
992107212.UG.FTS.B, 29.49%, 6/20/27 .. 0 0
992138179.UG.FTS.B, 29.49%, 6/20/27 .. 4 4
992246461.UG.FTS.B, 29.49%, 6/20/27 .. 4 4
992272010.UG.FTS.B, 29.49%, 6/20/27 .. – –
992361548.UG.FTS.B, 29.49%, 6/20/27 .. 0 0
992376230.UG.FTS.B, 29.49%, 6/20/27 .. 4 4
992388157.UG.FTS.B, 29.49%, 6/20/27 .. – –
992468684.UG.FTS.B, 29.49%, 6/20/27 .. – –
992496452.UG.FTS.B, 29.49%, 6/20/27 .. 1 1
992567807.UG.FTS.B, 29.49%, 6/20/27 .. 0 0
992097893.UG.FTS.B, 29.49%, 6/24/27 .. 13 1
992339560.UG.FTS.B, 15%, 6/29/27 ..... 13 13
992253679.UG.FTS.B, 17.97%, 6/29/27 .. 10 11
992394459.UG.FTS.B, 15.97%, 6/30/27 .. 4 5
992232143.UG.FTS.B, 25.95%, 7/01/27 .. 4 4
992195334.UG.FTS.B, 17.97%, 7/03/27 .. 1 1
992394282.UG.FTS.B, 14%, 7/06/27 ..... 4 4
992420718.UG.FTS.B, 15.97%, 7/06/27 .. 0 0
992254979.UG.FTS.B, 17.49%, 7/08/27 .. 0 0
992086038.UG.FTS.B, 26.44%, 7/08/27 .. 4 4
992059805.UG.FTS.B, 28.98%, 7/08/27 .. 3 3
992233226.UG.FTS.B, 28.98%, 7/08/27 .. 3 3
992096451.UG.FTS.B, 29.47%, 7/08/27 .. 2 2
992144821.UG.FTS.B, 29.48%, 7/08/27 .. 2 2
991969030.UG.FTS.B, 29.49%, 7/08/27 .. 0 0
992012561.UG.FTS.B, 29.49%, 7/08/27 .. 1 1
992030551.UG.FTS.B, 29.49%, 7/08/27 .. 3 3

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992061961.UG.FTS.B, 29.49%, 7/08/27 .. $ 4 $ 4
992065723.UG.FTS.B, 29.49%, 7/08/27 .. 3 3
992075253.UG.FTS.B, 29.49%, 7/08/27 .. 4 4
992088387.UG.FTS.B, 29.49%, 7/08/27 .. 2 2
992116082.UG.FTS.B, 29.49%, 7/08/27 .. 0 0
992127771.UG.FTS.B, 29.49%, 7/08/27 .. 4 4
992134308.UG.FTS.B, 29.49%, 7/08/27 .. 9 9
992163210.UG.FTS.B, 29.49%, 7/08/27 .. 0 0
992166571.UG.FTS.B, 29.49%, 7/08/27 .. 1 1
992174880.UG.FTS.B, 29.49%, 7/08/27 .. 11 2
992237182.UG.FTS.B, 29.49%, 7/08/27 .. 1 1
992240036.UG.FTS.B, 29.49%, 7/08/27 .. 4 4
992023618.UG.FTS.B, 19.99%, 7/09/27 .. 4 4
992019499.UG.FTS.B, 28.48%, 7/09/27 .. 2 2
992148985.UG.FTS.B, 28.98%, 7/09/27 .. 1 1
992211112.UG.FTS.B, 28.98%, 7/09/27 ... 0 0
992248735.UG.FTS.B, 28.98%, 7/09/27 .. 3 3
992002449.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992008665.UG.FTS.B, 29.49%, 7/09/27 .. 2 2
992016270.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992018907.UG.FTS.B, 29.49%, 7/09/27 .. 2 2
992021807.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992061339.UG.FTS.B, 29.49%, 7/09/27 .. 4 4
992086397.UG.FTS.B, 29.49%, 7/09/27 .. 5 5
992115113.UG.FTS.B, 29.49%, 7/09/27 .. 4 4
992191555.UG.FTS.B, 29.49%, 7/09/27 .. 0 0
992195496.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992200535.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992206887.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992239605.UG.FTS.B, 29.49%, 7/09/27 .. 3 3
992250137.UG.FTS.B, 29.49%, 7/09/27 .. 1 1
992239348.UG.FTS.B, 28.48%, 7/12/27 .. 2 2
992466652.UG.FTS.B, 19.99%, 7/18/27 .. 1 1
992345232.UG.FTS.B, 28.48%, 7/18/27 .. 1 1
992478283.UG.FTS.B, 28.48%, 7/18/27 .. 0 0
992335138.UG.FTS.B, 28.98%, 7/18/27 .. – –
992358089.UG.FTS.B, 29.48%, 7/18/27 .. 11 1
992295688.UG.FTS.B, 29.49%, 7/18/27 .. 12 2
992630338.UG.FTS.B, 29.49%, 7/18/27 .. 2 2
992357969.UG.FTS.B, 28.98%, 7/19/27 .. 3 3
992476791.UG.FTS.B, 28.98%, 7/19/27 .. 4 3
992627969.UG.FTS.B, 29.46%, 7/19/27 .. 2 2
992452007.UG.FTS.B, 29.47%, 7/19/27 .. 0 0
992380141.UG.FTS.B, 29.49%, 7/19/27 .. 0 0
992420167.UG.FTS.B, 29.49%, 7/19/27 .. 0 1
992476687.UG.FTS.B, 29.49%, 7/19/27 .. 1 1
992628407.UG.FTS.B, 29.49%, 7/19/27 .. 2 2
992290274.UG.FTS.B, 19.99%, 7/20/27 .. 2 2
992531422.UG.FTS.B, 19.99%, 7/20/27 .. 3 3
992316374.UG.FTS.B, 21.47%, 7/20/27 .. 5 5
992249053.UG.FTS.B, 27.95%, 7/20/27 .. 7 7
992334872.UG.FTS.B, 27.99%, 7/20/27 .. 2 2
992449830.UG.FTS.B, 27.99%, 7/20/27 .. 2 1
992401710.UG.FTS.B, 28.48%, 7/20/27 .. 3 3
992610631.UG.FTS.B, 28.48%, 7/20/27 .. 2 2
992120607.UG.FTS.B, 28.98%, 7/20/27 .. 4 4
992162576.UG.FTS.B, 28.98%, 7/20/27 .. 3 2
992180257.UG.FTS.B, 28.98%, 7/20/27 .. 2 2
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992210438.UG.FTS.B, 28.98%, 7/20/27 .. $ 4 $ 4
992329619.UG.FTS.B, 28.98%, 7/20/27 .. 4 4
992345132.UG.FTS.B, 28.98%, 7/20/27 .. 5 5
992491964.UG.FTS.B, 28.98%, 7/20/27 .. 4 4
992100961.UG.FTS.B, 29.46%, 7/20/27 .. 0 1
992377614.UG.FTS.B, 29.46%, 7/20/27 .. 3 3
992512898.UG.FTS.B, 29.46%, 7/20/27 .. 1 1
992078254.UG.FTS.B, 29.47%, 7/20/27 .. 9 9
992081702.UG.FTS.B, 29.48%, 7/20/27 .. 0 0
992195058.UG.FTS.B, 29.48%, 7/20/27 .. 0 0
992465159.UG.FTS.B, 29.48%, 7/20/27 .. 0 1
992520760.UG.FTS.B, 29.48%, 7/20/27 .. 2 2
992601327.UG.FTS.B, 29.48%, 7/20/27 .. 0 0
992096413.UG.FTS.B, 29.49%, 7/20/27 .. 0 0
992128400.UG.FTS.B, 29.49%, 7/20/27 .. – –
992140860.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992146423.UG.FTS.B, 29.49%, 7/20/27 .. 8 8
992162812.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992180820.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992251531.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992252923.UG.FTS.B, 29.49%, 7/20/27 .. 3 4
992271169.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992306784.UG.FTS.B, 29.49%, 7/20/27 .. 4 4
992328110.UG.FTS.B, 29.49%, 7/20/27 .. 3 4
992395922.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992402793.UG.FTS.B, 29.49%, 7/20/27 .. 2 2
992403782.UG.FTS.B, 29.49%, 7/20/27 .. 2 2
992438947.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992450439.UG.FTS.B, 29.49%, 7/20/27 .. 2 2
992460524.UG.FTS.B, 29.49%, 7/20/27 .. 0 0
992555568.UG.FTS.B, 29.49%, 7/20/27 .. 0 0
992566195.UG.FTS.B, 29.49%, 7/20/27 .. 3 3
992566373.UG.FTS.B, 29.49%, 7/20/27 .. 4 5
992569232.UG.FTS.B, 29.49%, 7/20/27 .. 0 0
992576872.UG.FTS.B, 29.49%, 7/20/27 .. 1 1
992345133.UG.FTS.B, 29.49%, 7/21/27 .. 2 2
992033819.UG.FTS.B, 28.98%, 7/23/27 .. 2 2
992094037.UG.FTS.B, 29.49%, 7/23/27 .. 9 9
992096298.UG.FTS.B, 29.49%, 7/25/27 .. 3 3
992097645.UG.FTS.B, 29.49%, 7/25/27 .. 9 9
992214700.UG.FTS.B, 18.71%, 7/29/27 .. 4 4
3,666,734
Upstart Network, Inc.
L1720742.UP.FTS.B, 7.25%, 9/16/24 .... 2,771 2,751
L1711624.UP.FTS.B, 7.44%, 9/16/24 ..... 25,604 25,368
FW1721052.UP.FTS.B, 11.93%, 9/16/24 .. 6,648 6,598
L1720797.UP.FTS.B, 13.29%, 9/16/24 .... 2,336 2,317
L1721566.UP.FTS.B, 14.24%, 9/16/24 .... 6,304 6,245
L1714038.UP.FTS.B, 16.16%, 9/16/24 .... 1,269 1,257
L1721498.UP.FTS.B, 16.34%, 9/16/24 .... 3,932 3,894
L1721654.UP.FTS.B, 16.43%, 9/16/24 .... 1,984 1,965
L1721462.UP.FTS.B, 19.22%, 9/16/24 .... 8,247 7,773
L1722689.UP.FTS.B, 21.13%, 9/16/24 .... 8,952 251
L1720892.UP.FTS.B, 21.47%, 9/16/24 .... 806 798
L1721851.UP.FTS.B, 22.85%, 9/16/24 .... 590 578
L1720941.UP.FTS.B, 22.86%, 9/16/24 .... 3,504 530
L1720552.UP.FTS.B, 23.67%, 9/16/24 .... 3,731 3,681

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1721525.UP.FTS.B, 24.83%, 9/16/24 .... $ 4,592 $ 4,524
FW1721123.UP.FTS.B, 26.58%, 9/16/24 .. 1,227 1,210
L1722286.UP.FTS.B, 26.68%, 9/16/24 .... 2,373 2,341
FW1721072.UP.FTS.B, 27.91%, 9/16/24 .. 4,105 4,050
FW1720347.UP.FTS.B, 28.7%, 9/16/24 ... 1,233 1,217
FW1722168.UP.FTS.B, 28.72%, 9/16/24 .. 4,116 4,061
FW1720921.UP.FTS.B, 29.11%, 9/16/24 .. 1,895 1,869
L1893014.UP.FTS.B, 5.85%, 10/21/24 .... 1,982 1,968
L1894225.UP.FTS.B, 6.03%, 10/21/24 .... 27,758 27,566
FW1880019.UP.FTS.B, 6.18%, 10/21/24 .. 773 768
L1894457.UP.FTS.B, 10.23%, 10/21/24 ... 3,053 3,032
L1890908.UP.FTS.B, 11.38%, 10/21/24 ... 12,838 3,388
L1895825.UP.FTS.B, 11.61%, 10/21/24 ... 5,646 5,609
L1894309.UP.FTS.B, 13.29%, 10/21/24 ... 2,837 2,819
L1895049.UP.FTS.B, 13.93%, 10/21/24 ... 4,061 4,025
L1891692.UP.FTS.B, 14.71%, 10/21/24 ... 2,285 2,259
L1878535.UP.FTS.B, 15.12%, 10/21/24 ... 4,070 4,034
L1890791.UP.FTS.B, 16.66%, 10/21/24 ... 4,092 4,057
L1893536.UP.FTS.B, 16.96%, 10/21/24 ... 4,231 3,999
L1893727.UP.FTS.B, 17.94%, 10/21/24 ... 1,396 1,384
FW1892688.UP.FTS.B, 18.33%, 10/21/24 . 13,084 12,968
FW1895268.UP.FTS.B, 18.48%, 10/21/24 . 4,113 4,077
FW1894732.UP.FTS.B, 18.56%, 10/21/24 . 3,291 3,263
L1893435.UP.FTS.B, 18.88%, 10/21/24 ... 2,539 2,402
FW1892653.UP.FTS.B, 19.01%, 10/21/24 . 2,636 2,613
L1892162.UP.FTS.B, 19.36%, 10/21/24 ... 6,466 6,406
FW1885925.UP.FTS.B, 19.58%, 10/21/24 . 6,600 6,544
L1892628.UP.FTS.B, 19.64%, 10/21/24 ... 3,713 3,682
FW1891505.UP.FTS.B, 21.84%, 10/21/24 . 2,734 2,705
FW1892240.UP.FTS.B, 22.75%, 10/21/24 . 3,326 3,286
FW1892377.UP.FTS.B, 22.87%, 10/21/24 . 1,665 1,645
L1891064.UP.FTS.B, 22.99%, 10/21/24 ... 3,580 3,537
L1895185.UP.FTS.B, 23.97%, 10/21/24 ... 4,081 4,032
FW1892967.UP.FTS.B, 24.12%, 10/21/24 . 2,817 203
FW1891670.UP.FTS.B, 25.4%, 10/21/24 .. 2,907 2,871
FW1878892.UP.FTS.B, 27.8%, 10/21/24 .. 1,048 309
FW1894403.UP.FTS.B, 28.39%, 10/21/24 . 1,013 1,001
FW1895865.UP.FTS.B, 29.13%, 10/21/24 . 847 836
FW1893899.UP.FTS.B, 29.21%, 10/21/24 . 7,950 7,856
FW1893137.UP.FTS.B, 29.93%, 10/21/24 . 4,398 4,159
FW1890927.UP.FTS.B, 30.31%, 10/21/24 . 10,175 10,056
L2016917.UP.FTS.B, 6.51%, 11/10/24 .... 6,973 6,920
L2018233.UP.FTS.B, 7.02%, 11/10/24 .... 6,355 3,408
L2015136.UP.FTS.B, 8.39%, 11/10/24 .... 30,588 30,337
L2017173.UP.FTS.B, 8.57%, 11/10/24 .... 907 900
L2017051.UP.FTS.B, 8.87%, 11/10/24 .... 5,763 5,715
L2016733.UP.FTS.B, 9.09%, 11/10/24 .... 7,927 7,857
L2017667.UP.FTS.B, 9.13%, 11/10/24 .... 1,404 1,393
L2016728.UP.FTS.B, 9.29%, 11/10/24 .... 5,785 5,738
L2018451.UP.FTS.B, 9.36%, 11/10/24 .... 8,279 8,211
FW2018222.UP.FTS.B, 9.41%, 11/10/24 .. 4,134 4,100
L2016577.UP.FTS.B, 10.96%, 11/10/24 ... 1,660 1,647
L2016991.UP.FTS.B, 11.7%, 11/10/24 .... 5,667 1,507
L2016209.UP.FTS.B, 12.12%, 11/10/24 ... 2,497 2,476
L2015678.UP.FTS.B, 12.54%, 11/10/24 ... 8,377 8,303
L1985791.UP.FTS.B, 12.67%, 11/10/24 ... 1,989 1,970
FW2016328.UP.FTS.B, 12.86%, 11/10/24 . 2,502 2,481
L2017358.UP.FTS.B, 13.33%, 11/10/24 ... 1,921 1,904
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2017782.UP.FTS.B, 13.67%, 11/10/24 ... $ 2,713 $ 2,689
L2018443.UP.FTS.B, 13.86%, 11/10/24 ... 1,420 1,408
L2018339.UP.FTS.B, 13.97%, 11/10/24 ... 4,600 4,561
FW2018062.UP.FTS.B, 14.37%, 11/10/24 . 3,016 1,751
L2017406.UP.FTS.B, 14.45%, 11/10/24 ... 5,443 5,397
FW2018454.UP.FTS.B, 14.63%, 11/10/24 . 1,005 997
L2018006.UP.FTS.B, 14.87%, 11/10/24 ... 1,676 1,656
FW2001495.UP.FTS.B, 15.25%, 11/10/24 . 1,208 1,197
L2015837.UP.FTS.B, 15.63%, 11/10/24 ... 13,605 13,438
L2017093.UP.FTS.B, 16.12%, 11/10/24 ... 1,009 997
L2016139.UP.FTS.B, 16.33%, 11/10/24 ... 16,825 16,619
FW2007066.UP.FTS.B, 17.61%, 11/10/24 . 1,266 1,250
L2017957.UP.FTS.B, 18.16%, 11/10/24 ... 845 838
L2016784.UP.FTS.B, 21.44%, 11/10/24 ... 1,703 1,682
L2018393.UP.FTS.B, 21.57%, 11/10/24 ... 5,110 5,027
FW2016840.UP.FTS.B, 22.02%, 11/10/24 . 1,535 1,510
L2016819.UP.FTS.B, 23.01%, 11/10/24 ... 1,709 1,688
L2016119.UP.FTS.B, 23.12%, 11/10/24 ... 2,735 2,691
L2016919.UP.FTS.B, 23.32%, 11/10/24 ... 1,191 1,171
L2017801.UP.FTS.B, 23.42%, 11/10/24 ... 1,129 20
FW2017274.UP.FTS.B, 23.62%, 11/10/24 . 2,139 2,105
FW2018301.UP.FTS.B, 24.87%, 11/10/24 . 4,065 3,993
FW2017356.UP.FTS.B, 25.92%, 11/10/24 . 8,600 8,461
FW2018024.UP.FTS.B, 26.15%, 11/10/24 . 2,581 2,540
FW2015791.UP.FTS.B, 26.34%, 11/10/24 . 861 847
FW2017551.UP.FTS.B, 26.35%, 11/10/24 . 6,141 6,039
FW2016322.UP.FTS.B, 27.44%, 11/10/24 . 1,726 1,698
FW2017278.UP.FTS.B, 27.94%, 11/10/24 . 2,592 2,551
FW2015174.UP.FTS.B, 28.27%, 11/10/24 . 918 902
FW2015810.UP.FTS.B, 28.92%, 11/10/24 . 1,156 1,136
FW2016457.UP.FTS.B, 29.16%, 11/10/24 . 2,425 2,386
FW2010781.UP.FTS.B, 29.79%, 11/10/24 . 3,555 3,498
FW2016361.UP.FTS.B, 30.75%, 11/10/24 . 15,535 2,260
L2112089.UP.FTS.B, 5.82%, 11/24/24 .... 20,470 20,341
L2111723.UP.FTS.B, 6.93%, 11/24/24 .... 3,285 3,264
L2110121.UP.FTS.B, 7.71%, 11/24/24 .... 16,456 16,351
FW2112318.UP.FTS.B, 7.86%, 11/24/24 .. 1,529 1,516
L2111193.UP.FTS.B, 8.01%, 11/24/24 .... 12,355 12,276
L2111318.UP.FTS.B, 8.45%, 11/24/24 .... 7,376 7,328
L2095319.UP.FTS.B, 10.08%, 11/24/24 ... 7,680 7,633
L2111794.UP.FTS.B, 11.5%, 11/24/24 .... 8,235 8,184
L2050999.UP.FTS.B, 11.63%, 11/24/24 ... 1,863 1,848
L2111648.UP.FTS.B, 14.96%, 11/24/24 ... 1,845 1,830
L2111810.UP.FTS.B, 15.22%, 11/24/24 ... 1,570 1,554
L2112331.UP.FTS.B, 15.71%, 11/24/24 ... 1,680 1,666
L2110559.UP.FTS.B, 17.14%, 11/24/24 ... 3,745 3,713
FW2112100.UP.FTS.B, 17.32%, 11/24/24 . 6,746 6,692
L2111033.UP.FTS.B, 18.33%, 11/24/24 ... 1,691 1,677
FW2110153.UP.FTS.B, 19.9%, 11/24/24 .. 1,697 1,683
FW2111612.UP.FTS.B, 21.02%, 11/24/24 . 5,954 5,908
L2110444.UP.FTS.B, 21.83%, 11/24/24 ... 2,880 208
L2111135.UP.FTS.B, 21.95%, 11/24/24 ... 3,410 3,383
L2110276.UP.FTS.B, 22.36%, 11/24/24 ... 1,280 1,266
L2109126.UP.FTS.B, 22.97%, 11/24/24 ... 2,080 2,048
FW2109663.UP.FTS.B, 25.71%, 11/24/24 . 2,026 1,999
FW2112118.UP.FTS.B, 25.96%, 11/24/24 . 1,611 1,591
FW2111253.UP.FTS.B, 27.22%, 11/24/24 . 1,725 1,707
FW2109436.UP.FTS.B, 27.52%, 11/24/24 . 1,037 1,025

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2111730.UP.FTS.B, 27.96%, 11/24/24 . $ 2,812 $ 2,782
FW2111505.UP.FTS.B, 28.14%, 11/24/24 . 2,368 705
FW2110774.UP.FTS.B, 28.89%, 11/24/24 . 8,655 8,565
FW2110571.UP.FTS.B, 29.18%, 11/24/24 . 3,984 3,942
FW2111422.UP.FTS.B, 31.12%, 11/24/24 . 4,441 309
L2261401.UP.FTS.B, 6.66%, 12/16/24 .... 8,453 8,396
L2261540.UP.FTS.B, 8.28%, 12/16/24 .... 5,524 5,484
L2216224.UP.FTS.B, 8.42%, 12/16/24 .... 4,506 4,473
L2265364.UP.FTS.B, 8.65%, 12/16/24 .... 4,253 4,222
FW2265959.UP.FTS.B, 8.89%, 12/16/24 .. 1,277 1,267
L2229763.UP.FTS.B, 9.3%, 12/16/24 .... 852 846
L2266512.UP.FTS.B, 9.35%, 12/16/24 .... 23,089 22,921
L2265007.UP.FTS.B, 9.44%, 12/16/24 .... 1,278 1,269
L2265915.UP.FTS.B, 9.6%, 12/16/24 .... 2,557 2,539
FW2264785.UP.FTS.B, 11.52%, 12/16/24 . 2,033 2,017
L2260646.UP.FTS.B, 11.94%, 12/16/24 ... 4,685 4,649
L2259209.UP.FTS.B, 12.08%, 12/16/24 ... 4,286 4,254
FW2263098.UP.FTS.B, 12.52%, 12/16/24 . 1,593 1,575
L2262060.UP.FTS.B, 13.31%, 12/16/24 ... 3,008 2,986
L2262614.UP.FTS.B, 13.43%, 12/16/24 ... 8,597 8,533
FW2266861.UP.FTS.B, 13.94%, 12/16/24 . 938 133
L2211679.UP.FTS.B, 14.71%, 12/16/24 ... 25,861 25,578
L2262178.UP.FTS.B, 15.67%, 12/16/24 ... 6,064 5,994
L2264299.UP.FTS.B, 16.22%, 12/16/24 ... 3,632 3,592
L2262597.UP.FTS.B, 16.24%, 12/16/24 ... 3,805 3,764
L2259776.UP.FTS.B, 16.46%, 12/16/24 ... 6,035 5,968
L2261806.UP.FTS.B, 16.6%, 12/16/24 .... 2,596 2,568
L2261925.UP.FTS.B, 16.82%, 12/16/24 ... 1,895 1,874
L2266042.UP.FTS.B, 17.15%, 12/16/24 ... 7,928 2,189
FW2264850.UP.FTS.B, 18.52%, 12/16/24 . 2,607 2,578
L2265306.UP.FTS.B, 18.91%, 12/16/24 ... 4,348 4,301
L2262131.UP.FTS.B, 19.12%, 12/16/24 ... 5,220 5,163
L2265667.UP.FTS.B, 19.73%, 12/16/24 ... 17,421 17,232
L2261606.UP.FTS.B, 19.86%, 12/16/24 ... 5,228 5,171
L2265833.UP.FTS.B, 20.21%, 12/16/24 ... 1,308 1,294
FW2261706.UP.FTS.B, 20.22%, 12/16/24 . 4,359 4,297
L2261569.UP.FTS.B, 20.96%, 12/16/24 ... 2,180 2,156
FW2266070.UP.FTS.B, 21.07%, 12/16/24 . 2,183 2,160
L2262523.UP.FTS.B, 21.5%, 12/16/24 .... 1,224 1,211
FW2261259.UP.FTS.B, 22.38%, 12/16/24 . 3,294 3,246
L2264181.UP.FTS.B, 23.38%, 12/16/24 ... 1,168 1,102
L2250028.UP.FTS.B, 23.42%, 12/16/24 ... 4,036 3,993
L2261960.UP.FTS.B, 23.46%, 12/16/24 ... 2,983 2,941
L2265891.UP.FTS.B, 23.63%, 12/16/24 ... 3,337 3,290
FW2264809.UP.FTS.B, 24.15%, 12/16/24 . 879 866
FW2261943.UP.FTS.B, 24.37%, 12/16/24 . 2,989 2,947
FW2267015.UP.FTS.B, 24.4%, 12/16/24 .. 1,998 1,967
FW2263709.UP.FTS.B, 25.03%, 12/16/24 . 3,520 3,471
FW2266287.UP.FTS.B, 26.84%, 12/16/24 . 1,420 1,400
FW2264410.UP.FTS.B, 26.85%, 12/16/24 . 1,766 1,741
FW2262407.UP.FTS.B, 27.23%, 12/16/24 . 1,700 122
FW2262386.UP.FTS.B, 27.26%, 12/16/24 . 884 871
FW2262628.UP.FTS.B, 27.26%, 12/16/24 . 2,874 2,828
FW2266872.UP.FTS.B, 27.8%, 12/16/24 .. 4,423 4,361
FW2266398.UP.FTS.B, 28.01%, 12/16/24 . 13,106 12,914
FW2261223.UP.FTS.B, 28.07%, 12/16/24 . 1,150 1,134
FW2250584.UP.FTS.B, 28.09%, 12/16/24 . 302 298
FW2262409.UP.FTS.B, 28.42%, 12/16/24 . 4,447 4,385
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2264787.UP.FTS.B, 28.42%, 12/16/24 . $ 9,267 $ 8,770
FW2261375.UP.FTS.B, 28.5%, 12/16/24 .. 894 882
FW2266624.UP.FTS.B, 28.53%, 12/16/24 . 1,150 1,134
FW2263769.UP.FTS.B, 28.64%, 12/16/24 . 4,868 4,800
FW2263191.UP.FTS.B, 28.73%, 12/16/24 . 6,352 6,255
FW2266557.UP.FTS.B, 28.78%, 12/16/24 . 1,329 1,311
FW2166539.UP.FTS.B, 28.95%, 12/16/24 . 13,289 13,103
L2269890.UP.FTS.B, 5.16%, 12/17/24 .... 972 964
L2270141.UP.FTS.B, 5.94%, 12/17/24 .... 4,227 4,199
L2268724.UP.FTS.B, 5.97%, 12/17/24 .... 5,219 5,183
FW2270915.UP.FTS.B, 7.16%, 12/17/24 .. 8,855 8,796
L2268969.UP.FTS.B, 7.2%, 12/17/24 .... 2,975 2,956
L2270374.UP.FTS.B, 7.34%, 12/17/24 .... 3,392 3,370
L2267343.UP.FTS.B, 7.39%, 12/17/24 .... 1,272 1,263
L2271135.UP.FTS.B, 7.67%, 12/17/24 .... 1,697 1,685
L2269599.UP.FTS.B, 7.84%, 12/17/24 .... 2,291 2,275
L2269231.UP.FTS.B, 7.89%, 12/17/24 .... 16,379 16,253
L2267347.UP.FTS.B, 8.86%, 12/17/24 .... 1,702 1,690
L2267672.UP.FTS.B, 9.07%, 12/17/24 .... 620 614
L2269156.UP.FTS.B, 9.26%, 12/17/24 .... 1,704 1,692
L2268227.UP.FTS.B, 9.32%, 12/17/24 .... 2,202 2,180
L2271183.UP.FTS.B, 9.8%, 12/17/24 ..... 2,132 2,117
L2269100.UP.FTS.B, 10.48%, 12/17/24 ... 5,125 5,087
FW2269087.UP.FTS.B, 11.05%, 12/17/24 . 15,394 15,281
FW2268625.UP.FTS.B, 11.72%, 12/17/24 . 1,284 1,275
L2269221.UP.FTS.B, 11.91%, 12/17/24 ... 1,285 1,276
L2269792.UP.FTS.B, 12.02%, 12/17/24 ... 5,999 5,956
FW2268004.UP.FTS.B, 12.87%, 12/17/24 . 1,546 1,534
L2269551.UP.FTS.B, 13.05%, 12/17/24 ... 2,148 2,132
L2270701.UP.FTS.B, 13.05%, 12/17/24 ... 2,148 2,132
L2268022.UP.FTS.B, 13.34%, 12/17/24 ... 1,719 1,707
FW2270867.UP.FTS.B, 14%, 12/17/24 ... 2,582 2,564
FW2268019.UP.FTS.B, 14.1%, 12/17/24 .. 2,576 2,557
L2268204.UP.FTS.B, 14.83%, 12/17/24 ... 861 855
FW2268289.UP.FTS.B, 15.32%, 12/17/24 . 1,726 1,708
L2167897.UP.FTS.B, 15.66%, 12/17/24 ... 2,591 2,564
FW2269010.UP.FTS.B, 16.43%, 12/17/24 . 6,921 6,848
FW2269098.UP.FTS.B, 17.2%, 12/17/24 .. 867 857
L2269238.UP.FTS.B, 17.64%, 12/17/24 ... 543 534
L2270546.UP.FTS.B, 18.98%, 12/17/24 ... 4,349 4,303
FW2270407.UP.FTS.B, 19.41%, 12/17/24 . 3,939 3,896
L2268053.UP.FTS.B, 20.24%, 12/17/24 ... 7,202 7,101
FW2268218.UP.FTS.B, 21.52%, 12/17/24 . 4,312 4,251
L2268185.UP.FTS.B, 21.7%, 12/17/24 .... 3,627 262
L2268276.UP.FTS.B, 21.79%, 12/17/24 ... 4,378 4,317
L2267793.UP.FTS.B, 22.13%, 12/17/24 ... 5,164 5,092
FW2266634.UP.FTS.B, 22.58%, 12/17/24 . 2,087 2,057
FW2267972.UP.FTS.B, 23.15%, 12/17/24 . 877 865
FW2270368.UP.FTS.B, 26.16%, 12/17/24 . 7,058 6,962
FW2269877.UP.FTS.B, 26.2%, 12/17/24 .. 2,682 2,531
FW2271067.UP.FTS.B, 26.83%, 12/17/24 . 3,532 3,484
FW2269631.UP.FTS.B, 28.28%, 12/17/24 . 5,920 5,839
FW2271085.UP.FTS.B, 28.41%, 12/17/24 . 2,948 208
FW2267456.UP.FTS.B, 28.59%, 12/17/24 . 6,610 994
FW2270326.UP.FTS.B, 28.75%, 12/17/24 . 1,344 1,326
FW2268833.UP.FTS.B, 28.95%, 12/17/24 . 3,634 3,585
FW2265384.UP.FTS.B, 29.1%, 12/17/24 .. 1,417 213
FW2271142.UP.FTS.B, 29.18%, 12/17/24 . 887 875

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2270214.UP.FTS.B, 29.19%, 12/17/24 . $ 5,325 $ 5,268
L2473622.UP.FTS.B, 7.13%, 1/20/25 .... 11,528 11,460
L2473725.UP.FTS.B, 7.25%, 1/20/25 .... 2,515 2,500
L2472694.UP.FTS.B, 7.39%, 1/20/25 .... 14,067 13,977
L2474338.UP.FTS.B, 7.49%, 1/20/25 .... 5,244 5,213
FW2474019.UP.FTS.B, 7.98%, 1/20/25 ... 4,374 4,346
L2471304.UP.FTS.B, 8.33%, 1/20/25 .... 875 870
L2473962.UP.FTS.B, 9.13%, 1/20/25 .... 6,575 6,533
L2475664.UP.FTS.B, 9.31%, 1/20/25 .... 4,384 4,357
FW2473618.UP.FTS.B, 10.51%, 1/20/25 .. 4,394 4,367
L2473054.UP.FTS.B, 10.94%, 1/20/25 .... 19,261 19,134
L2473468.UP.FTS.B, 13.72%, 1/20/25 .... 26,518 26,350
L2470533.UP.FTS.B, 13.91%, 1/20/25 .... 1,683 1,673
L2474001.UP.FTS.B, 17.2%, 1/20/25 .... 29,784 29,462
FW2471736.UP.FTS.B, 17.65%, 1/20/25 .. 3,109 3,079
L2471359.UP.FTS.B, 19.95%, 1/20/25 .... 3,413 3,376
FW2473705.UP.FTS.B, 21.94%, 1/20/25 .. 796 784
FW2474339.UP.FTS.B, 22.4%, 1/20/25 ... 795 783
L2475291.UP.FTS.B, 22.47%, 1/20/25 .... 1,787 1,765
L2475619.UP.FTS.B, 23.11%, 1/20/25 .... 4,409 4,172
L2474731.UP.FTS.B, 23.19%, 1/20/25 .... 3,772 3,726
FW2475578.UP.FTS.B, 23.88%, 1/20/25 .. 1,798 1,777
FW2471424.UP.FTS.B, 26.66%, 1/20/25 .. 2,708 2,676
FW2473893.UP.FTS.B, 26.7%, 1/20/25 ... 993 981
FW2473351.UP.FTS.B, 27.4%, 1/20/25 ... 2,892 2,857
FW2474510.UP.FTS.B, 28.36%, 1/20/25 .. 1,810 1,788
FW2472771.UP.FTS.B, 28.59%, 1/20/25 .. 1,901 1,879
FW2472534.UP.FTS.B, 28.71%, 1/20/25 .. 2,639 2,609
FW2475465.UP.FTS.B, 29.13%, 1/20/25 .. 777 764
FW2475051.UP.FTS.B, 29.14%, 1/20/25 .. 2,529 2,498
L2477325.UP.FTS.B, 5.03%, 1/21/25 .... 39,109 38,879
L2477596.UP.FTS.B, 5.15%, 1/21/25 .... 43,417 43,161
L2478162.UP.FTS.B, 5.21%, 1/21/25 .... 6,964 6,927
FW2481417.UP.FTS.B, 5.45%, 1/21/25 ... 19,134 19,022
L2480101.UP.FTS.B, 5.52%, 1/21/25 .... 3,047 3,029
L2477182.UP.FTS.B, 5.56%, 1/21/25 .... 1,306 1,298
L2481166.UP.FTS.B, 5.6%, 1/21/25 ...... 11,219 11,152
L2479581.UP.FTS.B, 5.69%, 1/21/25 .... 9,272 9,211
L2481090.UP.FTS.B, 5.98%, 1/21/25 .... 3,486 3,465
L2481805.UP.FTS.B, 6.04%, 1/21/25 .... 1,290 1,281
L2479087.UP.FTS.B, 6.05%, 1/21/25 .... 4,358 4,332
L2478352.UP.FTS.B, 6.09%, 1/21/25 .... 5,229 5,199
L2480415.UP.FTS.B, 6.21%, 1/21/25 .... 3,487 3,467
FW2476655.UP.FTS.B, 6.3%, 1/21/25 .... 10,463 10,402
L2455913.UP.FTS.B, 6.4%, 1/21/25 ..... 8,993 8,497
L2480188.UP.FTS.B, 6.93%, 1/21/25 .... 873 868
L2480190.UP.FTS.B, 6.98%, 1/21/25 .... 5,238 5,208
L2480122.UP.FTS.B, 7.02%, 1/21/25 .... 1,673 1,663
L2478511.UP.FTS.B, 7.09%, 1/21/25 ..... 4,459 4,431
FW2478250.UP.FTS.B, 7.15%, 1/21/25 ... 8,733 8,683
L2477884.UP.FTS.B, 7.18%, 1/21/25 .... 873 868
FW2480938.UP.FTS.B, 7.33%, 1/21/25 ... 4,368 4,343
L2479650.UP.FTS.B, 7.87%, 1/21/25 .... 3,499 3,477
L2477335.UP.FTS.B, 9.18%, 1/21/25 .... 13,150 13,069
L2481282.UP.FTS.B, 9.2%, 1/21/25 ..... 905 855
FW2478471.UP.FTS.B, 9.25%, 1/21/25 ... 3,507 3,485
L2480424.UP.FTS.B, 9.27%, 1/21/25 .... 13,152 13,071
L2475861.UP.FTS.B, 9.49%, 1/21/25 .... 8,764 8,709
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2480293.UP.FTS.B, 9.59%, 1/21/25 .... $ 4,229 $ 3,997
L2475946.UP.FTS.B, 9.84%, 1/21/25 .... 7,005 6,962
L2476979.UP.FTS.B, 9.95%, 1/21/25 .... 5,268 5,235
L2480634.UP.FTS.B, 10.14%, 1/21/25 .... 9,028 8,530
L2474828.UP.FTS.B, 10.25%, 1/21/25 .... 3,497 3,467
L2480429.UP.FTS.B, 10.33%, 1/21/25 .... 2,902 2,743
L2477601.UP.FTS.B, 10.36%, 1/21/25 .... 879 873
L2480719.UP.FTS.B, 10.39%, 1/21/25 .... 8,786 8,732
L2478125.UP.FTS.B, 10.56%, 1/21/25 .... 928 238
L2479062.UP.FTS.B, 10.79%, 1/21/25 .... 1,759 1,748
FW2481731.UP.FTS.B, 11.13%, 1/21/25 .. 3,049 2,885
FW2479385.UP.FTS.B, 11.38%, 1/21/25 .. 8,802 8,748
FW2481101.UP.FTS.B, 11.5%, 1/21/25 ... 1,761 1,750
L2432810.UP.FTS.B, 11.73%, 1/21/25 .... 3,334 464
L2474988.UP.FTS.B, 11.93%, 1/21/25 .... 12,690 12,611
L2478189.UP.FTS.B, 12.26%, 1/21/25 .... 2,204 2,191
L2478459.UP.FTS.B, 12.7%, 1/21/25 .... 3,353 3,173
L2476209.UP.FTS.B, 13.15%, 1/21/25 .... 777 770
L2479789.UP.FTS.B, 13.9%, 1/21/25 .... 8,665 8,612
L2476233.UP.FTS.B, 14.14%, 1/21/25 .... 258 255
L2479684.UP.FTS.B, 14.96%, 1/21/25 .... 9,061 8,575
L2474275.UP.FTS.B, 16.61%, 1/21/25 .... 2,132 2,112
L2478515.UP.FTS.B, 17.23%, 1/21/25 .... 14,197 14,063
L2473348.UP.FTS.B, 17.39%, 1/21/25 .... 15,567 15,422
L2480344.UP.FTS.B, 18.48%, 1/21/25 .... 7,129 7,063
FW2475769.UP.FTS.B, 19.11%, 1/21/25 .. 4,907 4,861
FW2476285.UP.FTS.B, 20.95%, 1/21/25 .. 2,684 2,653
L2481290.UP.FTS.B, 21.16%, 1/21/25 .... 1,719 1,694
FW2477321.UP.FTS.B, 21.33%, 1/21/25 .. 1,829 1,731
L2476432.UP.FTS.B, 21.91%, 1/21/25 .... 7,069 6,980
FW2478818.UP.FTS.B, 22.45%, 1/21/25 .. 8,478 8,365
FW2480050.UP.FTS.B, 22.48%, 1/21/25 .. 1,435 1,418
L2475641.UP.FTS.B, 23.24%, 1/21/25 .... 899 888
L2478720.UP.FTS.B, 23.41%, 1/21/25 .... 4,312 4,261
FW2481202.UP.FTS.B, 23.65%, 1/21/25 .. 11,583 11,441
FW2476942.UP.FTS.B, 24.18%, 1/21/25 .. 3,598 3,555
FW2481245.UP.FTS.B, 25.29%, 1/21/25 .. 2,703 2,671
FW2480555.UP.FTS.B, 26.74%, 1/21/25 .. 14,139 4,171
FW2476192.UP.FTS.B, 26.96%, 1/21/25 .. 1,000 71
FW2476817.UP.FTS.B, 28.11%, 1/21/25 .. 3,300 233
FW2475936.UP.FTS.B, 29.09%, 1/21/25 .. 5,223 5,161
FW2477087.UP.FTS.B, 29.12%, 1/21/25 .. 1,039 308
FW2476860.UP.FTS.B, 29.15%, 1/21/25 .. 2,086 2,062
FW2478334.UP.FTS.B, 30.94%, 1/21/25 .. 3,092 485
L2655442.UP.FTS.B, 6.28%, 2/18/25 .... 1,346 1,339
L2653951.UP.FTS.B, 6.48%, 2/18/25 .... 6,205 6,177
FW2655218.UP.FTS.B, 7.75%, 2/18/25 ... 4,948 4,919
L2655641.UP.FTS.B, 8.17%, 2/18/25 .... 8,999 8,947
L2654890.UP.FTS.B, 9.03%, 2/18/25 .... 5,859 5,825
L2653470.UP.FTS.B, 9.9%, 2/18/25 ..... 1,354 1,346
L2653301.UP.FTS.B, 10.24%, 2/18/25 .... 2,337 2,322
L2656552.UP.FTS.B, 11.92%, 2/18/25 .... 3,465 3,442
FW2653772.UP.FTS.B, 12.73%, 2/18/25 .. 4,360 4,331
L2655802.UP.FTS.B, 13.7%, 2/18/25 .... 38,833 38,603
L2653391.UP.FTS.B, 13.94%, 2/18/25 .... 4,538 4,511
L2657793.UP.FTS.B, 13.98%, 2/18/25 .... 6,989 6,948
FW2657387.UP.FTS.B, 15.36%, 2/18/25 .. 5,456 5,405
L2617545.UP.FTS.B, 16.16%, 2/18/25 .... 11,733 11,618

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2655306.UP.FTS.B, 16.76%, 2/18/25 .. $ 911 $ 903
L2653186.UP.FTS.B, 16.89%, 2/18/25 .... 6,065 6,000
L2655104.UP.FTS.B, 17.75%, 2/18/25 .... 4,590 4,348
L2657566.UP.FTS.B, 18.69%, 2/18/25 .... 7,416 7,315
L2655817.UP.FTS.B, 19.32%, 2/18/25 .... 3,657 3,623
L2656721.UP.FTS.B, 19.78%, 2/18/25 .... 1,354 1,341
FW2657575.UP.FTS.B, 20.06%, 2/18/25 .. 1,647 1,632
L2657454.UP.FTS.B, 20.2%, 2/18/25 .... 4,214 3,988
FW2653011.UP.FTS.B, 20.27%, 2/18/25 .. 2,982 2,821
L2655839.UP.FTS.B, 20.67%, 2/18/25 .... 4,602 4,562
FW2655495.UP.FTS.B, 20.76%, 2/18/25 .. 6,510 6,454
L2656549.UP.FTS.B, 21.62%, 2/18/25 .... 7,809 7,741
FW2655578.UP.FTS.B, 21.77%, 2/18/25 .. 2,876 806
FW2657732.UP.FTS.B, 23.41%, 2/18/25 .. 10,016 9,899
FW2653083.UP.FTS.B, 23.65%, 2/18/25 .. 4,509 4,270
FW2657763.UP.FTS.B, 25.51%, 2/18/25 .. 1,842 1,821
FW2655547.UP.FTS.B, 26.23%, 2/18/25 .. 15,598 15,404
FW2651300.UP.FTS.B, 26.41%, 2/18/25 .. 9,083 8,971
L2655816.UP.FTS.B, 26.47%, 2/18/25 .... 12,077 11,953
FW2654511.UP.FTS.B, 27.31%, 2/18/25 .. 13,200 607
FW2653018.UP.FTS.B, 28.19%, 2/18/25 .. 5,467 5,410
FW2655008.UP.FTS.B, 28.32%, 2/18/25 .. 3,703 3,664
FW2656373.UP.FTS.B, 28.99%, 2/18/25 .. 2,520 2,495
FW2656467.UP.FTS.B, 30.63%, 2/18/25 .. 3,590 3,548
L2789474.UP.FTS.B, 5.35%, 3/14/25 .... 46,138 45,945
L2789842.UP.FTS.B, 5.91%, 3/14/25 .... 1,388 1,383
L2783988.UP.FTS.B, 5.98%, 3/14/25 .... 4,842 4,817
L2780157.UP.FTS.B, 6.21%, 3/14/25 .... 18,474 18,398
FW2782638.UP.FTS.B, 6.35%, 3/14/25 ... 2,772 2,760
L2783169.UP.FTS.B, 6.72%, 3/14/25 .... 22,199 22,087
L2789162.UP.FTS.B, 6.79%, 3/14/25 .... 5,076 5,050
L2786745.UP.FTS.B, 6.82%, 3/14/25 .... 13,866 13,809
L2781429.UP.FTS.B, 7.28%, 3/14/25 .... 4,624 4,605
L2790004.UP.FTS.B, 7.29%, 3/14/25 .... 1,017 1,013
FW2780242.UP.FTS.B, 7.32%, 3/14/25 ... 5,550 5,527
L2788273.UP.FTS.B, 7.87%, 3/14/25 .... 11,106 11,061
L2780817.UP.FTS.B, 8.23%, 3/14/25 .... 13,895 13,824
L2779758.UP.FTS.B, 8.44%, 3/14/25 .... 9,910 9,859
L2708925.UP.FTS.B, 8.54%, 3/14/25 .... 14,820 14,744
L2783157.UP.FTS.B, 8.64%, 3/14/25 .... 3,242 3,229
L2782839.UP.FTS.B, 8.65%, 3/14/25 .... 17,694 17,603
L2785968.UP.FTS.B, 8.8%, 3/14/25 ..... 1,757 1,746
L2790033.UP.FTS.B, 8.96%, 3/14/25 .... 6,858 6,823
L2788652.UP.FTS.B, 9.29%, 3/14/25 .... 32,383 32,194
FW2780431.UP.FTS.B, 9.37%, 3/14/25 ... 1,854 1,845
L2786390.UP.FTS.B, 9.45%, 3/14/25 .... 8,979 8,923
L2787312.UP.FTS.B, 9.5%, 3/14/25 ..... 4,864 4,835
FW2789186.UP.FTS.B, 9.55%, 3/14/25 ... 4,637 4,613
L2785304.UP.FTS.B, 9.7%, 3/14/25 ..... 1,524 1,515
L2785539.UP.FTS.B, 9.79%, 3/14/25 .... 1,113 1,108
L2782831.UP.FTS.B, 9.91%, 3/14/25 .... 37,095 36,880
FW2781202.UP.FTS.B, 9.95%, 3/14/25 ... 7,975 7,929
L2787472.UP.FTS.B, 9.97%, 3/14/25 .... 8,535 8,492
L2787034.UP.FTS.B, 10%, 3/14/25 ...... 15,030 14,955
L2784267.UP.FTS.B, 10.12%, 3/14/25 .... 1,949 1,939
L2784498.UP.FTS.B, 10.44%, 3/14/25 .... 46,414 46,181
L2783322.UP.FTS.B, 10.63%, 3/14/25 .... 4,735 4,711
L2785259.UP.FTS.B, 10.84%, 3/14/25 .... 929 924
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2786487.UP.FTS.B, 10.88%, 3/14/25 .... $ 6,965 $ 6,931
L2785595.UP.FTS.B, 11.03%, 3/14/25 .... 12,076 12,015
L2789559.UP.FTS.B, 11.03%, 3/14/25 .... 892 886
FW2790618.UP.FTS.B, 11.07%, 3/14/25 .. 2,787 2,770
L2782966.UP.FTS.B, 11.1%, 3/14/25 ..... 1,393 1,385
L2784868.UP.FTS.B, 11.13%, 3/14/25 .... 4,952 4,922
L2785211.UP.FTS.B, 11.19%, 3/14/25 .... 2,044 2,034
L2783479.UP.FTS.B, 11.22%, 3/14/25 .... 9,518 9,460
L2782573.UP.FTS.B, 11.29%, 3/14/25 .... 7,433 7,389
L2781507.UP.FTS.B, 11.44%, 3/14/25 .... 5,018 4,993
FW2785947.UP.FTS.B, 11.48%, 3/14/25 .. 3,996 3,976
L2785788.UP.FTS.B, 11.62%, 3/14/25 .... 40,898 40,654
FW2782834.UP.FTS.B, 11.66%, 3/14/25 .. 10,178 10,110
L2788361.UP.FTS.B, 11.71%, 3/14/25 .... 7,158 7,115
L2780551.UP.FTS.B, 11.74%, 3/14/25 .... 2,603 2,590
FW2789650.UP.FTS.B, 11.79%, 3/14/25 .. 930 925
L2782511.UP.FTS.B, 12.01%, 3/14/25 .... 3,069 3,050
L2783638.UP.FTS.B, 12.12%, 3/14/25 .... 7,440 7,396
L2779357.UP.FTS.B, 12.15%, 3/14/25 .... 2,421 2,397
FW2784198.UP.FTS.B, 12.17%, 3/14/25 .. 906 899
L2781981.UP.FTS.B, 12.17%, 3/14/25 .... 930 925
L2782243.UP.FTS.B, 12.19%, 3/14/25 .... 3,519 3,502
FW2790770.UP.FTS.B, 12.38%, 3/14/25 .. 7,907 7,869
L2785153.UP.FTS.B, 12.45%, 3/14/25 .... 6,140 6,104
L2785167.UP.FTS.B, 12.55%, 3/14/25 .... 9,305 9,249
FW2783254.UP.FTS.B, 12.63%, 3/14/25 .. 5,562 5,530
L2789368.UP.FTS.B, 12.79%, 3/14/25 .... 5,093 5,059
L2783321.UP.FTS.B, 13.02%, 3/14/25 .... 931 925
L2784984.UP.FTS.B, 13.04%, 3/14/25 .... 532 527
L2788344.UP.FTS.B, 13.05%, 3/14/25 .... 7,448 7,404
L2779841.UP.FTS.B, 13.12%, 3/14/25 .... 9,321 9,267
FW2788740.UP.FTS.B, 13.18%, 3/14/25 .. 8,738 8,686
L2783727.UP.FTS.B, 13.21%, 3/14/25 .... 12,573 12,512
L2786541.UP.FTS.B, 13.29%, 3/14/25 .... 11,175 11,109
FW2788515.UP.FTS.B, 13.37%, 3/14/25 .. 2,346 2,323
L2782596.UP.FTS.B, 13.62%, 3/14/25 .... 3,261 3,241
L2781476.UP.FTS.B, 13.87%, 3/14/25 .... 27,955 27,688
L2785233.UP.FTS.B, 13.96%, 3/14/25 .... 2,796 2,779
L2785794.UP.FTS.B, 14%, 3/14/25 ...... 2,330 2,316
L2782270.UP.FTS.B, 14.18%, 3/14/25 .... 1,398 1,390
L2783992.UP.FTS.B, 14.35%, 3/14/25 .... 4,662 4,634
L2783494.UP.FTS.B, 14.52%, 3/14/25 .... 12,962 12,886
L2789819.UP.FTS.B, 14.63%, 3/14/25 .... 12,124 12,008
L2789562.UP.FTS.B, 14.72%, 3/14/25 .... 5,581 5,523
FW2782628.UP.FTS.B, 14.81%, 3/14/25 .. 8,068 7,983
FW2784953.UP.FTS.B, 14.86%, 3/14/25 .. 14,272 14,137
FW2785548.UP.FTS.B, 14.88%, 3/14/25 .. 4,011 3,992
L2781813.UP.FTS.B, 14.88%, 3/14/25 .... 7,619 7,539
L2781432.UP.FTS.B, 14.97%, 3/14/25 .... 9,275 9,213
L2786094.UP.FTS.B, 14.97%, 3/14/25 .... 3,527 3,504
L2781532.UP.FTS.B, 15.01%, 3/14/25 .... 5,598 5,565
FW2788311.UP.FTS.B, 15.07%, 3/14/25 .. 6,718 6,654
L2782136.UP.FTS.B, 15.09%, 3/14/25 .... 1,863 1,851
L2778950.UP.FTS.B, 15.29%, 3/14/25 .... 8,586 8,505
L2785708.UP.FTS.B, 15.57%, 3/14/25 .... 10,176 10,079
FW2783963.UP.FTS.B, 15.58%, 3/14/25 .. 20,352 20,159
L2789802.UP.FTS.B, 15.69%, 3/14/25 .... 2,334 2,312
FW2788419.UP.FTS.B, 15.73%, 3/14/25 .. 21,475 21,272

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2784175.UP.FTS.B, 15.73%, 3/14/25 .... $ 17,554 $ 17,470
L2782299.UP.FTS.B, 15.8%, 3/14/25 .... 1,027 1,017
FW2784025.UP.FTS.B, 15.87%, 3/14/25 .. 12,228 12,102
L2784998.UP.FTS.B, 16.04%, 3/14/25 .... 2,802 2,776
L2785503.UP.FTS.B, 16.11%, 3/14/25 .... 2,026 2,004
L2783447.UP.FTS.B, 16.16%, 3/14/25 .... 14,012 13,931
L2784731.UP.FTS.B, 16.18%, 3/14/25 .... 19,898 19,783
FW2788810.UP.FTS.B, 16.29%, 3/14/25 .. 2,336 2,314
L2788498.UP.FTS.B, 16.38%, 3/14/25 .... 4,037 3,993
FW2785887.UP.FTS.B, 16.41%, 3/14/25 .. 2,897 2,869
L2785408.UP.FTS.B, 16.48%, 3/14/25 .... 7,195 7,127
L2782850.UP.FTS.B, 16.52%, 3/14/25 .... 9,345 9,257
FW2783979.UP.FTS.B, 16.68%, 3/14/25 .. 7,594 7,496
L2784318.UP.FTS.B, 16.69%, 3/14/25 .... 5,608 5,582
L2784821.UP.FTS.B, 16.79%, 3/14/25 .... 11,608 11,485
L2783908.UP.FTS.B, 16.9%, 3/14/25 .... 5,142 5,093
FW2784509.UP.FTS.B, 16.95%, 3/14/25 .. 6,519 6,452
FW2782202.UP.FTS.B, 17.05%, 3/14/25 .. 935 926
FW2789714.UP.FTS.B, 17.13%, 3/14/25 .. 6,084 6,027
L2783618.UP.FTS.B, 17.2%, 3/14/25 .... 5,611 5,558
L2786224.UP.FTS.B, 17.23%, 3/14/25 .... 10,194 10,098
FW2787467.UP.FTS.B, 17.25%, 3/14/25 .. 1,590 1,575
L2786989.UP.FTS.B, 17.31%, 3/14/25 .... 7,950 7,875
FW2779702.UP.FTS.B, 17.41%, 3/14/25 .. 6,173 6,115
L2786076.UP.FTS.B, 17.41%, 3/14/25 .... 8,418 8,339
L2781269.UP.FTS.B, 17.46%, 3/14/25 .... 4,662 4,614
L2781160.UP.FTS.B, 17.47%, 3/14/25 .... 4,594 4,552
L2788162.UP.FTS.B, 17.53%, 3/14/25 .... 4,900 4,843
L2779966.UP.FTS.B, 17.65%, 3/14/25 .... 10,117 10,011
L2786520.UP.FTS.B, 17.67%, 3/14/25 .... 6,346 6,280
L2780503.UP.FTS.B, 17.92%, 3/14/25 .... 1,872 1,854
L2786774.UP.FTS.B, 18.02%, 3/14/25 .... 3,317 3,279
FW2789882.UP.FTS.B, 18.22%, 3/14/25 .. 2,504 2,471
L2766917.UP.FTS.B, 18.31%, 3/14/25 .... 1,030 1,020
FW2789731.UP.FTS.B, 18.32%, 3/14/25 .. 4,681 4,638
L2786748.UP.FTS.B, 18.37%, 3/14/25 .... 10,019 9,925
L2783174.UP.FTS.B, 18.69%, 3/14/25 .... 2,335 2,311
L2785530.UP.FTS.B, 18.7%, 3/14/25 .... 4,790 4,536
L2785856.UP.FTS.B, 18.71%, 3/14/25 .... 7,663 7,257
L2788322.UP.FTS.B, 18.8%, 3/14/25 .... 2,154 2,134
L2779959.UP.FTS.B, 18.94%, 3/14/25 .... 1,031 1,021
FW2784761.UP.FTS.B, 18.96%, 3/14/25 .. 17,421 17,209
L2782041.UP.FTS.B, 18.96%, 3/14/25 .... 7,495 7,425
FW2790469.UP.FTS.B, 19.06%, 3/14/25 .. 1,405 1,392
FW2780647.UP.FTS.B, 19.08%, 3/14/25 .. 9,327 9,230
L2787982.UP.FTS.B, 19.09%, 3/14/25 .... 1,204 1,189
L2783772.UP.FTS.B, 19.16%, 3/14/25 .... 9,371 9,283
FW2786850.UP.FTS.B, 19.26%, 3/14/25 .. 1,593 1,578
FW2778977.UP.FTS.B, 19.75%, 3/14/25 .. 1,440 1,418
L2787240.UP.FTS.B, 19.8%, 3/14/25 .... 2,791 2,762
L2785622.UP.FTS.B, 19.86%, 3/14/25 .... 6,095 6,039
L2784153.UP.FTS.B, 19.87%, 3/14/25 .... 7,127 7,061
L2780057.UP.FTS.B, 19.94%, 3/14/25 .... 4,688 4,644
FW2782744.UP.FTS.B, 20.04%, 3/14/25 .. 1,599 1,584
L2787194.UP.FTS.B, 20.08%, 3/14/25 .... 1,032 1,022
L2782253.UP.FTS.B, 20.12%, 3/14/25 .... 9,380 9,293
FW2785768.UP.FTS.B, 20.17%, 3/14/25 .. 383 378
L2786753.UP.FTS.B, 20.23%, 3/14/25 .... 5,066 5,019
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2780437.UP.FTS.B, 20.28%, 3/14/25 .... $ 3,004 $ 2,971
L2785203.UP.FTS.B, 20.46%, 3/14/25 .... 5,241 4,954
L2780756.UP.FTS.B, 20.48%, 3/14/25 .... 1,032 1,023
L2789915.UP.FTS.B, 20.54%, 3/14/25 .... 2,252 2,226
L2785534.UP.FTS.B, 20.67%, 3/14/25 .... 2,065 2,046
L2784274.UP.FTS.B, 20.74%, 3/14/25 .... 47,962 45,421
L2781043.UP.FTS.B, 20.76%, 3/14/25 .... 11,970 11,841
FW2783539.UP.FTS.B, 20.82%, 3/14/25 .. 8,151 8,039
L2780491.UP.FTS.B, 20.92%, 3/14/25 .... 20,054 19,835
L2786126.UP.FTS.B, 20.92%, 3/14/25 .... 7,510 7,441
FW2782841.UP.FTS.B, 20.97%, 3/14/25 .. 13,618 13,432
L2780795.UP.FTS.B, 20.98%, 3/14/25 .... 3,550 3,364
FW2783839.UP.FTS.B, 21.06%, 3/14/25 .. 939 928
L2785016.UP.FTS.B, 21.17%, 3/14/25 .... 1,878 1,856
FW2781273.UP.FTS.B, 21.18%, 3/14/25 .. 7,043 6,961
L2782241.UP.FTS.B, 21.23%, 3/14/25 .... 3,193 3,163
FW2784134.UP.FTS.B, 21.24%, 3/14/25 .. 2,066 2,042
L2785725.UP.FTS.B, 21.29%, 3/14/25 .... 1,409 1,396
L2787109.UP.FTS.B, 21.35%, 3/14/25 .... 6,349 6,262
L2782350.UP.FTS.B, 21.46%, 3/14/25 .... 1,409 1,393
L2781274.UP.FTS.B, 21.7%, 3/14/25 .... 2,067 2,043
L2787578.UP.FTS.B, 21.76%, 3/14/25 .... 5,637 5,572
L2764146.UP.FTS.B, 21.8%, 3/14/25 .... 5,638 5,586
L2784966.UP.FTS.B, 21.92%, 3/14/25 .... 990 979
FW2782777.UP.FTS.B, 21.93%, 3/14/25 .. 2,429 2,403
L2781446.UP.FTS.B, 21.97%, 3/14/25 .... 8,458 8,360
L2789525.UP.FTS.B, 21.99%, 3/14/25 .... 1,065 1,051
L2782964.UP.FTS.B, 22.07%, 3/14/25 .... 1,880 1,858
L2781760.UP.FTS.B, 22.09%, 3/14/25 .... 12,218 12,077
FW2781316.UP.FTS.B, 22.36%, 3/14/25 .. 18,802 18,586
FW2789435.UP.FTS.B, 22.36%, 3/14/25 .. 27,451 27,199
L2782582.UP.FTS.B, 22.37%, 3/14/25 .... 5,171 5,111
L2784782.UP.FTS.B, 22.37%, 3/14/25 .... 7,573 7,488
L2783098.UP.FTS.B, 22.41%, 3/14/25 .... 2,350 2,323
L2782645.UP.FTS.B, 22.52%, 3/14/25 .... 14,104 13,942
FW2785697.UP.FTS.B, 22.53%, 3/14/25 .. 4,513 4,461
FW2787008.UP.FTS.B, 22.54%, 3/14/25 .. 4,043 3,989
FW2784790.UP.FTS.B, 22.6%, 3/14/25 ... 48,020 45,514
FW2787563.UP.FTS.B, 22.68%, 3/14/25 .. 2,821 2,789
L2782764.UP.FTS.B, 22.75%, 3/14/25 .... 10,910 10,784
L2779839.UP.FTS.B, 22.77%, 3/14/25 .... 7,054 6,973
FW2785249.UP.FTS.B, 22.94%, 3/14/25 .. 6,566 6,481
FW2780300.UP.FTS.B, 22.97%, 3/14/25 .. 9,407 9,299
FW2780584.UP.FTS.B, 23.25%, 3/14/25 .. 2,746 2,708
L2783469.UP.FTS.B, 23.3%, 3/14/25 .... 7,528 7,441
L2783145.UP.FTS.B, 23.33%, 3/14/25 .... 5,646 5,581
FW2787943.UP.FTS.B, 23.37%, 3/14/25 .. 8,469 8,372
L2789538.UP.FTS.B, 23.38%, 3/14/25 .... 23,526 23,312
L2780571.UP.FTS.B, 23.44%, 3/14/25 .... 4,047 4,000
L2784074.UP.FTS.B, 23.45%, 3/14/25 .... 3,823 3,772
FW2781159.UP.FTS.B, 23.58%, 3/14/25 .. 10,340 10,207
L2782524.UP.FTS.B, 23.58%, 3/14/25 .... 5,160 5,108
FW2785805.UP.FTS.B, 23.86%, 3/14/25 .. 4,707 4,654
L2783113.UP.FTS.B, 24.07%, 3/14/25 .... 5,231 4,961
L2785522.UP.FTS.B, 24.27%, 3/14/25 .... 9,092 8,999
FW2786582.UP.FTS.B, 24.5%, 3/14/25 ... 8,180 8,090
FW2787195.UP.FTS.B, 24.53%, 3/14/25 .. 10,349 10,234
FW2780513.UP.FTS.B, 24.57%, 3/14/25 .. 28,265 27,942

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2785447.UP.FTS.B, 24.58%, 3/14/25 .. $ 3,109 $ 3,074
FW2783940.UP.FTS.B, 24.74%, 3/14/25 .. 933 923
FW2787085.UP.FTS.B, 24.9%, 3/14/25 ... 2,831 2,799
FW2788926.UP.FTS.B, 24.92%, 3/14/25 .. 10,273 10,156
FW2790447.UP.FTS.B, 25.02%, 3/14/25 .. 3,110 3,075
L2783518.UP.FTS.B, 25.17%, 3/14/25 .... 6,410 6,337
L2783225.UP.FTS.B, 25.22%, 3/14/25 .... 14,404 14,201
FW2788009.UP.FTS.B, 25.24%, 3/14/25 .. 27,662 27,302
FW2784542.UP.FTS.B, 25.52%, 3/14/25 .. 3,583 3,543
FW2784178.UP.FTS.B, 25.84%, 3/14/25 .. 4,976 4,911
FW2789028.UP.FTS.B, 25.9%, 3/14/25 ... 4,695 4,634
FW2785977.UP.FTS.B, 25.94%, 3/14/25 .. 10,283 10,166
FW2784372.UP.FTS.B, 26.05%, 3/14/25 .. 6,604 6,529
FW2781035.UP.FTS.B, 26.41%, 3/14/25 .. 953 943
FW2788636.UP.FTS.B, 26.45%, 3/14/25 .. 6,229 6,159
FW2789498.UP.FTS.B, 26.58%, 3/14/25 .. 1,888 1,867
FW2786035.UP.FTS.B, 26.63%, 3/14/25 .. 5,192 5,133
FW2779777.UP.FTS.B, 26.66%, 3/14/25 .. 4,248 4,200
FW2784566.UP.FTS.B, 26.76%, 3/14/25 .. 9,441 9,334
FW2785381.UP.FTS.B, 26.83%, 3/14/25 .. 1,591 1,570
FW2785390.UP.FTS.B, 26.83%, 3/14/25 .. 4,200 705
L2780006.UP.FTS.B, 27.11%, 3/14/25 .... 7,083 7,003
FW2790114.UP.FTS.B, 27.17%, 3/14/25 .. 10,310 10,199
FW2782084.UP.FTS.B, 27.29%, 3/14/25 .. 7,203 7,122
FW2783896.UP.FTS.B, 27.54%, 3/14/25 .. 4,769 4,718
FW2779916.UP.FTS.B, 27.77%, 3/14/25 .. 2,783 815
FW2789387.UP.FTS.B, 27.95%, 3/14/25 .. 2,079 2,056
L2781349.UP.FTS.B, 28.09%, 3/14/25 .... 5,693 5,630
FW2787819.UP.FTS.B, 28.48%, 3/14/25 .. 1,040 1,028
FW2782934.UP.FTS.B, 28.68%, 3/14/25 .. 4,351 4,302
FW2780423.UP.FTS.B, 28.69%, 3/14/25 .. 1,411 1,393
FW2780476.UP.FTS.B, 28.97%, 3/14/25 .. 6,717 6,642
FW2788507.UP.FTS.B, 29.01%, 3/14/25 .. 5,518 5,445
FW2783040.UP.FTS.B, 29.02%, 3/14/25 .. 1,872 1,847
FW2784820.UP.FTS.B, 29.05%, 3/14/25 .. 2,838 2,806
FW2779949.UP.FTS.B, 29.18%, 3/14/25 .. 5,677 5,614
FW2788202.UP.FTS.B, 29.19%, 3/14/25 .. 7,097 7,017
FW2786097.UP.FTS.B, 29.2%, 3/14/25 ... 3,407 3,368
FW2783344.UP.FTS.B, 32.05%, 3/14/25 .. 1,613 1,595
FW2783771.UP.FTS.B, 32.99%, 3/14/25 .. 2,089 2,066
FW2789039.UP.FTS.B, 33.98%, 3/14/25 .. 6,367 6,297
FW1893365.UP.FTS.B, 26.97%, 3/21/25 .. 9,015 8,908
L2932200.UP.FTS.B, 5.67%, 4/11/25 ..... 1,044 1,040
L2932027.UP.FTS.B, 6.02%, 4/11/25 ..... 6,169 6,150
L2929905.UP.FTS.B, 6.33%, 4/11/25 ..... 2,369 2,359
L2930451.UP.FTS.B, 6.52%, 4/11/25 ..... 12,248 12,209
FW2932159.UP.FTS.B, 6.87%, 4/11/25 ... 14,246 14,201
FW2931104.UP.FTS.B, 7.38%, 4/11/25 ... 2,375 2,368
L2932158.UP.FTS.B, 7.54%, 4/11/25 ..... 5,131 5,115
FW2928116.UP.FTS.B, 7.7%, 4/11/25 .... 6,101 6,082
L2928687.UP.FTS.B, 8.44%, 4/11/25 ..... 14,758 14,676
L2881416.UP.FTS.B, 8.75%, 4/11/25 ..... 6,667 6,640
L2932299.UP.FTS.B, 9.07%, 4/11/25 ..... 1,142 1,137
L2929932.UP.FTS.B, 9.99%, 4/11/25 ..... 11,233 11,187
L2931770.UP.FTS.B, 10.22%, 4/11/25 .... 3,428 3,414
FW2928017.UP.FTS.B, 10.52%, 4/11/25 .. 5,047 5,027
L2928585.UP.FTS.B, 10.96%, 4/11/25 .... 1,845 1,835
L2931320.UP.FTS.B, 11.14%, 4/11/25 .... 2,858 2,847
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2929414.UP.FTS.B, 11.34%, 4/11/25 .... $ 1,906 $ 1,896
L2930901.UP.FTS.B, 12.11%, 4/11/25 .... 2,190 2,176
L2929881.UP.FTS.B, 12.38%, 4/11/25 .... 7,245 7,201
L2928894.UP.FTS.B, 12.49%, 4/11/25 .... 10,239 10,199
L2932133.UP.FTS.B, 13.25%, 4/11/25 .... 2,049 2,038
L2930188.UP.FTS.B, 13.77%, 4/11/25 .... 3,263 3,247
L2928094.UP.FTS.B, 14.5%, 4/11/25 ..... 1,910 1,894
FW2928039.UP.FTS.B, 14.66%, 4/11/25 .. 2,388 2,376
L2929657.UP.FTS.B, 14.75%, 4/11/25 .... 2,560 2,528
L2931839.UP.FTS.B, 14.95%, 4/11/25 .... 5,733 5,685
L2929913.UP.FTS.B, 15.1%, 4/11/25 ..... 2,626 2,593
L2931052.UP.FTS.B, 15.78%, 4/11/25 .... 3,639 3,609
L2929736.UP.FTS.B, 16.03%, 4/11/25 .... 16,254 16,156
L2930942.UP.FTS.B, 16.24%, 4/11/25 .... 4,781 4,742
FW2931434.UP.FTS.B, 17.18%, 4/11/25 .. 1,627 1,613
FW2931763.UP.FTS.B, 17.53%, 4/11/25 .. 3,341 3,309
L2930012.UP.FTS.B, 17.63%, 4/11/25 .... 8,902 8,829
L2931233.UP.FTS.B, 18.54%, 4/11/25 .... 20,784 20,614
L2930233.UP.FTS.B, 18.91%, 4/11/25 .... 9,549 9,455
L2926375.UP.FTS.B, 19.11%, 4/11/25 .... 5,270 5,227
FW2932065.UP.FTS.B, 19.22%, 4/11/25 .. 1,916 1,898
FW2931735.UP.FTS.B, 19.59%, 4/11/25 .. 5,176 5,133
L2931251.UP.FTS.B, 19.65%, 4/11/25 .... 2,396 2,377
L2930078.UP.FTS.B, 19.74%, 4/11/25 .... 4,793 4,754
L2927973.UP.FTS.B, 20.64%, 4/11/25 .... 2,877 2,854
L2930402.UP.FTS.B, 20.69%, 4/11/25 .... 7,127 7,052
L2927919.UP.FTS.B, 20.78%, 4/11/25 .... 2,878 2,848
L2930083.UP.FTS.B, 20.84%, 4/11/25 .... 1,055 1,044
L2928985.UP.FTS.B, 21.29%, 4/11/25 .... 4,702 4,664
L2929619.UP.FTS.B, 21.46%, 4/11/25 .... 2,903 2,875
L2931062.UP.FTS.B, 21.64%, 4/11/25 .... 5,759 5,712
FW2930608.UP.FTS.B, 21.67%, 4/11/25 .. 27,145 26,884
L2931699.UP.FTS.B, 22.28%, 4/11/25 .... 10,466 10,359
L2929114.UP.FTS.B, 22.42%, 4/11/25 .... 5,069 5,014
FW2928704.UP.FTS.B, 22.56%, 4/11/25 .. 8,922 8,837
FW2927971.UP.FTS.B, 22.83%, 4/11/25 .. 2,689 2,662
FW2928677.UP.FTS.B, 22.92%, 4/11/25 .. 5,283 5,229
L2930633.UP.FTS.B, 23.01%, 4/11/25 .... 1,551 1,544
L2931934.UP.FTS.B, 23.29%, 4/11/25 .... 2,490 2,465
L2928269.UP.FTS.B, 23.6%, 4/11/25 ..... 11,244 11,134
FW2930179.UP.FTS.B, 24.14%, 4/11/25 .. 961 952
FW2930025.UP.FTS.B, 24.38%, 4/11/25 .. 5,192 5,139
FW2927993.UP.FTS.B, 24.47%, 4/11/25 .. 1,923 1,908
FW2929588.UP.FTS.B, 24.98%, 4/11/25 .. 5,194 5,141
FW2929190.UP.FTS.B, 25.18%, 4/11/25 .. 2,886 2,857
L2929252.UP.FTS.B, 25.98%, 4/11/25 .... 6,160 6,097
FW2929319.UP.FTS.B, 26.2%, 4/11/25 ... 3,887 3,849
L2928046.UP.FTS.B, 27.24%, 4/11/25 .... 10,017 9,916
FW2929773.UP.FTS.B, 27.44%, 4/11/25 .. 9,633 9,536
FW2927991.UP.FTS.B, 28.1%, 4/11/25 ... 9,212 9,089
FW2924920.UP.FTS.B, 28.52%, 4/11/25 .. 913 900
FW2930422.UP.FTS.B, 29.23%, 4/11/25 .. 8,004 7,924
FW2928685.UP.FTS.B, 30.47%, 4/11/25 .. 2,875 2,839
L2931389.UP.FTS.B, 6.37%, 4/12/25 .... 1,424 1,420
FW2933160.UP.FTS.B, 6.45%, 4/12/25 ... 4,747 4,732
L2936152.UP.FTS.B, 6.5%, 4/12/25 ..... 5,127 5,106
FW2936118.UP.FTS.B, 7.86%, 4/12/25 ... 1,901 1,895
L2934109.UP.FTS.B, 8%, 4/12/25 ....... 4,753 4,733

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2932714.UP.FTS.B, 8.81%, 4/12/25 .... $ 6,182 $ 6,157
L2934127.UP.FTS.B, 9.1%, 4/12/25 ..... 14,247 14,175
L2933699.UP.FTS.B, 9.94%, 4/12/25 .... 10,186 10,145
L2933980.UP.FTS.B, 10%, 4/12/25 ...... 4,760 4,736
L2933392.UP.FTS.B, 10.34%, 4/12/25 .... 3,140 3,125
FW2936226.UP.FTS.B, 10.54%, 4/12/25 .. 4,569 4,545
L2934235.UP.FTS.B, 10.92%, 4/12/25 .... 10,193 10,153
L2932547.UP.FTS.B, 10.94%, 4/12/25 .... 6,097 6,073
L2933310.UP.FTS.B, 11.01%, 4/12/25 .... 2,096 2,088
L2932991.UP.FTS.B, 11.24%, 4/12/25 .... 1,048 1,043
L2934413.UP.FTS.B, 11.35%, 4/12/25 .... 1,048 1,044
L2933998.UP.FTS.B, 12.66%, 4/12/25 .... 5,145 5,112
L2934843.UP.FTS.B, 12.97%, 4/12/25 .... 1,622 1,614
L2934103.UP.FTS.B, 13.2%, 4/12/25 .... 8,381 8,331
L2933972.UP.FTS.B, 13.4%, 4/12/25 .... 7,635 7,605
L2933861.UP.FTS.B, 13.75%, 4/12/25 .... 3,055 3,039
L2933759.UP.FTS.B, 13.93%, 4/12/25 .... 2,387 2,375
L2933133.UP.FTS.B, 13.94%, 4/12/25 .... 32,194 31,982
FW2933363.UP.FTS.B, 14.89%, 4/12/25 .. 3,141 3,122
L2933948.UP.FTS.B, 15.81%, 4/12/25 .... 10,420 10,337
FW2932473.UP.FTS.B, 15.91%, 4/12/25 .. 15,584 15,507
L2932884.UP.FTS.B, 16.22%, 4/12/25 .... 6,697 6,644
FW2934865.UP.FTS.B, 16.54%, 4/12/25 .. 2,098 2,078
L2934820.UP.FTS.B, 17.41%, 4/12/25 .... 11,378 11,270
L2935513.UP.FTS.B, 17.97%, 4/12/25 .... 6,702 6,649
L2931304.UP.FTS.B, 18.2%, 4/12/25 .... 4,213 4,193
L2933460.UP.FTS.B, 18.4%, 4/12/25 .... 2,394 2,375
L2928766.UP.FTS.B, 18.41%, 4/12/25 .... 5,731 5,677
L2934158.UP.FTS.B, 18.51%, 4/12/25 .... 3,161 3,136
L2933159.UP.FTS.B, 18.53%, 4/12/25 .... 19,285 19,139
FW2933691.UP.FTS.B, 18.64%, 4/12/25 .. 11,111 11,023
L2935652.UP.FTS.B, 19.04%, 4/12/25 .... 9,581 9,506
FW2934964.UP.FTS.B, 19.17%, 4/12/25 .. 2,108 2,087
L2933024.UP.FTS.B, 19.59%, 4/12/25 .... 4,247 4,215
FW2934040.UP.FTS.B, 20.3%, 4/12/25 ... 2,762 2,733
L2933730.UP.FTS.B, 20.46%, 4/12/25 .... 1,150 1,139
FW2933966.UP.FTS.B, 21.23%, 4/12/25 .. 9,595 9,500
FW2935725.UP.FTS.B, 21.56%, 4/12/25 .. 16,987 16,820
L2934180.UP.FTS.B, 22.43%, 4/12/25 .... 2,775 2,744
FW2934705.UP.FTS.B, 22.66%, 4/12/25 .. 11,525 11,412
FW2933074.UP.FTS.B, 22.74%, 4/12/25 .. 12,966 12,839
L2932376.UP.FTS.B, 23.39%, 4/12/25 .... 7,258 7,170
FW2935055.UP.FTS.B, 23.64%, 4/12/25 .. 10,488 10,386
FW2932854.UP.FTS.B, 25.66%, 4/12/25 .. 15,614 15,428
FW2900575.UP.FTS.B, 25.78%, 4/12/25 .. 7,314 7,242
FW2931971.UP.FTS.B, 25.79%, 4/12/25 .. 3,059 3,021
L2934922.UP.FTS.B, 26.29%, 4/12/25 .... 5,294 5,243
FW2935772.UP.FTS.B, 26.66%, 4/12/25 .. 2,407 2,384
FW2932613.UP.FTS.B, 27%, 4/12/25 .... 4,815 4,769
FW2934841.UP.FTS.B, 28.06%, 4/12/25 .. 3,620 3,567
L2270930.UP.FTS.B, 20.12%, 5/17/25 .... 6,147 6,073
L2478954.UP.FTS.B, 13.18%, 6/21/25 .... 2,908 2,893
FW2267398.UP.FTS.B, 15.02%, 10/17/25 . 5,911 5,583
L1695146.UP.FTS.B, 9.05%, 9/16/26 .... 14,035 13,953
L1722215.UP.FTS.B, 9.39%, 9/16/26 .... 4,369 4,343
L1721236.UP.FTS.B, 9.48%, 9/16/26 .... 10,538 10,477
FW1721203.UP.FTS.B, 9.61%, 9/16/26 ... 7,023 6,983
FW1720766.UP.FTS.B, 10.27%, 9/16/26 .. 13,206 13,097
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1721509.UP.FTS.B, 11.2%, 9/16/26 ..... $ 17,658 $ 17,514
FW1720612.UP.FTS.B, 11.37%, 9/16/26 .. 10,600 10,514
L1722234.UP.FTS.B, 12.18%, 9/16/26 .... 8,858 8,785
FW1721436.UP.FTS.B, 14.47%, 9/16/26 .. 24,103 23,799
L1720338.UP.FTS.B, 15.39%, 9/16/26 .... 13,408 13,251
FW1716737.UP.FTS.B, 16.3%, 9/16/26 ... 2,688 2,657
L1721497.UP.FTS.B, 16.37%, 9/16/26 .... 7,170 7,087
FW1720748.UP.FTS.B, 16.61%, 9/16/26 .. 4,485 4,432
L1721580.UP.FTS.B, 17.18%, 9/16/26 .... 1,347 1,332
L1721613.UP.FTS.B, 17.32%, 9/16/26 .... 6,740 6,661
L1722493.UP.FTS.B, 18.38%, 9/16/26 .... 12,617 12,470
FW1721771.UP.FTS.B, 20.18%, 9/16/26 .. 5,433 5,393
L1710192.UP.FTS.B, 20.32%, 9/16/26 .... 9,166 8,690
L1721277.UP.FTS.B, 20.7%, 9/16/26 .... 22,665 22,342
L1722523.UP.FTS.B, 21.72%, 9/16/26 .... 3,181 3,158
FW1722389.UP.FTS.B, 21.83%, 9/16/26 .. 22,796 22,610
L1720169.UP.FTS.B, 22.01%, 9/16/26 .... 41,232 40,909
L1720140.UP.FTS.B, 22.6%, 9/16/26 .... 16,397 16,277
L1722117.UP.FTS.B, 23.46%, 9/16/26 .... 9,128 9,061
L1721053.UP.FTS.B, 24.81%, 9/16/26 .... 9,157 9,090
FW1720353.UP.FTS.B, 25.01%, 9/16/26 .. 3,665 3,638
L1719755.UP.FTS.B, 25.09%, 9/16/26 .... 3,016 2,973
FW1717780.UP.FTS.B, 25.12%, 9/16/26 .. 8,814 2,579
L1720842.UP.FTS.B, 25.22%, 9/16/26 .... 1,489 1,475
L1720447.UP.FTS.B, 25.28%, 9/16/26 .... 13,273 13,169
L1701794.UP.FTS.B, 25.32%, 9/16/26 .... 25,177 24,991
L1712934.UP.FTS.B, 25.32%, 9/16/26 .... 7,510 7,443
L1722528.UP.FTS.B, 25.34%, 9/16/26 .... 3,551 3,524
FW1720537.UP.FTS.B, 25.44%, 9/16/26 .. 4,633 4,598
L1721003.UP.FTS.B, 25.67%, 9/16/26 .... 7,777 7,718
FW1720056.UP.FTS.B, 25.74%, 9/16/26 .. 9,272 8,793
L1722725.UP.FTS.B, 25.76%, 9/16/26 .... 1,377 1,367
FW1720865.UP.FTS.B, 26.03%, 9/16/26 .. 2,204 2,188
L1701780.UP.FTS.B, 26.48%, 9/16/26 .... 9,043 8,712
L1716847.UP.FTS.B, 26.49%, 9/16/26 .... 5,885 5,842
FW1712932.UP.FTS.B, 26.56%, 9/16/26 .. 4,810 4,751
L1722547.UP.FTS.B, 26.6%, 9/16/26 .... 3,122 2,942
FW1721612.UP.FTS.B, 26.87%, 9/16/26 .. 4,638 4,590
FW1721156.UP.FTS.B, 26.95%, 9/16/26 .. 20,243 20,095
FW1720620.UP.FTS.B, 27.29%, 9/16/26 .. 7,367 7,313
FW1720421.UP.FTS.B, 27.95%, 9/16/26 .. 5,533 5,493
FW1722591.UP.FTS.B, 28.03%, 9/16/26 .. 4,705 1,381
FW1722580.UP.FTS.B, 28.29%, 9/16/26 .. 2,905 439
FW1722554.UP.FTS.B, 28.88%, 9/16/26 .. 1,551 1,539
FW1720962.UP.FTS.B, 28.99%, 9/16/26 .. 8,719 611
FW1722218.UP.FTS.B, 29.06%, 9/16/26 .. 4,643 4,607
FW1720737.UP.FTS.B, 29.83%, 9/16/26 .. 2,758 2,733
FW1720488.UP.FTS.B, 29.98%, 9/16/26 .. 1,003 995
FW1700325.UP.FTS.B, 30.13%, 9/16/26 .. 1,117 1,108
FW1720986.UP.FTS.B, 30.57%, 9/16/26 .. 884 876
FW1721453.UP.FTS.B, 30.57%, 9/16/26 .. 9,775 691
FW1718876.UP.FTS.B, 30.65%, 9/16/26 .. 2,200 84
FW1720294.UP.FTS.B, 30.66%, 9/16/26 .. 2,318 2,302
FW1722610.UP.FTS.B, 30.76%, 9/16/26 .. 2,432 8
FW1719851.UP.FTS.B, 30.98%, 9/16/26 .. 8,333 8,272
FW1722651.UP.FTS.B, 31.1%, 9/16/26 ... 2,781 2,761
FW1716789.UP.FTS.B, 31.43%, 9/16/26 .. 9,328 9,257
FW1720288.UP.FTS.B, 31.89%, 9/16/26 .. 13,687 13,548

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1891523.UP.FTS.B, 6.93%, 10/21/26 .... $ 14,144 $ 14,069
L1859672.UP.FTS.B, 7.74%, 10/21/26 .... 13,317 13,249
FW1893306.UP.FTS.B, 13.33%, 10/21/26 . 10,970 10,331
L1892951.UP.FTS.B, 14.33%, 10/21/26 ... 4,146 4,111
L1893967.UP.FTS.B, 14.49%, 10/21/26 ... 1,777 1,764
FW1892411.UP.FTS.B, 14.52%, 10/21/26 . 22,610 22,451
L1894153.UP.FTS.B, 14.72%, 10/21/26 ... 13,120 13,028
L1894936.UP.FTS.B, 16.25%, 10/21/26 ... 5,450 5,394
FW1895480.UP.FTS.B, 16.41%, 10/21/26 . 11,813 11,663
L1888076.UP.FTS.B, 16.55%, 10/21/26 ... 29,998 29,690
L1890982.UP.FTS.B, 16.75%, 10/21/26 ... 6,366 6,301
FW1890892.UP.FTS.B, 16.8%, 10/21/26 .. 8,618 8,529
L1893975.UP.FTS.B, 17.21%, 10/21/26 ... 9,833 9,732
FW1894387.UP.FTS.B, 17.87%, 10/21/26 . 5,454 5,384
L1891449.UP.FTS.B, 18.06%, 10/21/26 ... 14,962 14,773
FW1894844.UP.FTS.B, 18.47%, 10/21/26 . 21,037 20,770
FW1896078.UP.FTS.B, 18.57%, 10/21/26 . 5,663 5,625
L1894129.UP.FTS.B, 19.51%, 10/21/26 ... 2,969 2,937
L1892072.UP.FTS.B, 19.65%, 10/21/26 ... 5,036 4,973
L1891212.UP.FTS.B, 19.72%, 10/21/26 ... 10,811 10,674
L1889041.UP.FTS.B, 19.76%, 10/21/26 ... 1,374 1,357
L1895096.UP.FTS.B, 19.8%, 10/21/26 .... 9,138 9,022
FW1894672.UP.FTS.B, 20.2%, 10/21/26 .. 5,501 5,432
L1892098.UP.FTS.B, 20.43%, 10/21/26 ... 9,810 9,745
L1895590.UP.FTS.B, 20.46%, 10/21/26 ... 9,725 9,668
L1890899.UP.FTS.B, 20.85%, 10/21/26 ... 9,182 9,128
L1895456.UP.FTS.B, 21.95%, 10/21/26 ... 4,757 1,394
L1895507.UP.FTS.B, 22.08%, 10/21/26 ... 11,763 11,685
L1892599.UP.FTS.B, 22.22%, 10/21/26 ... 2,774 2,756
L1894090.UP.FTS.B, 22.26%, 10/21/26 ... 15,191 14,965
L1892391.UP.FTS.B, 22.31%, 10/21/26 ... 917 905
FW1891693.UP.FTS.B, 22.94%, 10/21/26 . 5,158 4,899
FW1892319.UP.FTS.B, 22.95%, 10/21/26 . 2,731 2,712
L1892172.UP.FTS.B, 23.12%, 10/21/26 ... 3,046 3,026
L1891077.UP.FTS.B, 23.49%, 10/21/26 ... 18,442 18,333
L1892907.UP.FTS.B, 23.54%, 10/21/26 ... 8,117 7,711
FW1895679.UP.FTS.B, 24.08%, 10/21/26 . 2,404 2,390
L1895099.UP.FTS.B, 24.25%, 10/21/26 ... 4,440 4,396
L1891401.UP.FTS.B, 24.38%, 10/21/26 ... 2,922 208
L1893140.UP.FTS.B, 24.95%, 10/21/26 ... 1,853 1,842
L1891976.UP.FTS.B, 25.03%, 10/21/26 ... 4,160 298
L1891061.UP.FTS.B, 25.18%, 10/21/26 ... 2,242 159
L1893569.UP.FTS.B, 25.34%, 10/21/26 ... 6,667 6,616
L1895533.UP.FTS.B, 25.35%, 10/21/26 ... 4,776 339
L1890870.UP.FTS.B, 25.37%, 10/21/26 ... 4,842 4,812
L1890702.UP.FTS.B, 25.43%, 10/21/26 ... 5,471 5,439
L1894449.UP.FTS.B, 25.43%, 10/21/26 ... 31,936 31,738
L1896072.UP.FTS.B, 25.44%, 10/21/26 ... 3,246 3,227
L1890828.UP.FTS.B, 25.46%, 10/21/26 ... 3,988 3,965
L1891901.UP.FTS.B, 25.47%, 10/21/26 ... 2,067 2,040
L1891145.UP.FTS.B, 25.49%, 10/21/26 ... 8,056 7,654
L1896094.UP.FTS.B, 25.49%, 10/21/26 ... 7,102 7,059
L1896010.UP.FTS.B, 25.54%, 10/21/26 ... 2,133 2,121
L1891794.UP.FTS.B, 25.77%, 10/21/26 ... 4,455 4,429
FW1891547.UP.FTS.B, 26.16%, 10/21/26 . 6,133 941
FW1892106.UP.FTS.B, 26.33%, 10/21/26 . 4,645 4,618
FW1894097.UP.FTS.B, 26.45%, 10/21/26 . 5,586 5,306
FW1889799.UP.FTS.B, 26.61%, 10/21/26 . 9,417 8,946
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1893730.UP.FTS.B, 26.84%, 10/21/26 . $ 7,589 $ 7,213
FW1893402.UP.FTS.B, 27.14%, 10/21/26 . 5,583 5,551
L1892234.UP.FTS.B, 27.37%, 10/21/26 ... 11,170 11,107
FW1890965.UP.FTS.B, 27.74%, 10/21/26 . 46,532 46,266
FW1895968.UP.FTS.B, 27.89%, 10/21/26 . 9,341 9,283
FW1893388.UP.FTS.B, 28.06%, 10/21/26 . 9,844 700
FW1894575.UP.FTS.B, 28.17%, 10/21/26 . 4,667 4,434
FW1891795.UP.FTS.B, 28.39%, 10/21/26 . 9,327 9,274
FW1892283.UP.FTS.B, 28.56%, 10/21/26 . 18,660 18,555
FW1892884.UP.FTS.B, 28.78%, 10/21/26 . 2,229 2,216
FW1893982.UP.FTS.B, 28.82%, 10/21/26 . 3,918 3,896
FW1891993.UP.FTS.B, 28.9%, 10/21/26 .. 5,757 878
FW1892210.UP.FTS.B, 28.91%, 10/21/26 . 5,950 5,908
FW1891950.UP.FTS.B, 29.07%, 10/21/26 . 46,549 44,936
FW1892016.UP.FTS.B, 29.55%, 10/21/26 . 1,402 1,394
FW1889324.UP.FTS.B, 29.6%, 10/21/26 .. 8,883 8,827
FW1894326.UP.FTS.B, 29.68%, 10/21/26 . 9,918 9,846
FW1891489.UP.FTS.B, 29.94%, 10/21/26 . 2,127 2,113
FW1893434.UP.FTS.B, 29.94%, 10/21/26 . 1,070 75
FW1893145.UP.FTS.B, 30.26%, 10/21/26 . 9,530 2,829
FW1890831.UP.FTS.B, 30.45%, 10/21/26 . 5,618 5,586
FW1890635.UP.FTS.B, 30.62%, 10/21/26 . 1,146 340
FW1894061.UP.FTS.B, 30.74%, 10/21/26 . 4,684 4,658
FW1891617.UP.FTS.B, 30.83%, 10/21/26 . 2,862 854
FW1894937.UP.FTS.B, 30.9%, 10/21/26 .. 14,056 13,977
FW1893394.UP.FTS.B, 30.91%, 10/21/26 . 3,148 935
FW1890284.UP.FTS.B, 30.97%, 10/21/26 . 1,872 1,811
FW1890712.UP.FTS.B, 31.02%, 10/21/26 . 1,687 1,678
FW1894842.UP.FTS.B, 31.16%, 10/21/26 . 3,969 3,942
FW1892275.UP.FTS.B, 31.17%, 10/21/26 . 21,225 21,090
FW1892541.UP.FTS.B, 31.18%, 10/21/26 . 1,541 1,529
FW1850949.UP.FTS.B, 31.21%, 10/21/26 . 36,135 34,357
FW1893968.UP.FTS.B, 31.22%, 10/21/26 . 8,908 8,859
FW1889834.UP.FTS.B, 31.36%, 10/21/26 . 972 (3)
FW1892685.UP.FTS.B, 31.39%, 10/21/26 . 2,422 2,408
FW1890555.UP.FTS.B, 31.62%, 10/21/26 . 4,791 4,556
L2015861.UP.FTS.B, 9.46%, 11/10/26 .... 8,606 8,557
L2016805.UP.FTS.B, 10.63%, 11/10/26 ... 8,176 8,107
L2018288.UP.FTS.B, 10.67%, 11/10/26 ... 14,086 3,535
L2016181.UP.FTS.B, 10.7%, 11/10/26 .... 4,534 4,495
L2015997.UP.FTS.B, 10.83%, 11/10/26 ... 6,311 6,257
FW2016902.UP.FTS.B, 11.15%, 11/10/26 . 6,367 6,313
L2000658.UP.FTS.B, 11.67%, 11/10/26 ... 16,491 16,348
L2018385.UP.FTS.B, 12.32%, 11/10/26 ... 19,939 19,768
FW2017263.UP.FTS.B, 13.09%, 11/10/26 . 22,617 22,423
L2016863.UP.FTS.B, 13.15%, 11/10/26 ... 4,569 4,531
L2017795.UP.FTS.B, 13.15%, 11/10/26 ... 4,569 4,531
FW2015303.UP.FTS.B, 13.44%, 11/10/26 . 45,817 45,445
L2016861.UP.FTS.B, 14.32%, 11/10/26 ... 15,117 14,993
L2016549.UP.FTS.B, 14.78%, 11/10/26 ... 5,459 5,413
L2017320.UP.FTS.B, 14.79%, 11/10/26 ... 4,035 4,002
L2017584.UP.FTS.B, 14.88%, 11/10/26 ... 8,256 8,153
L2016090.UP.FTS.B, 15.07%, 11/10/26 ... 11,680 11,529
L2016450.UP.FTS.B, 15.84%, 11/10/26 ... 7,078 6,990
FW2017922.UP.FTS.B, 16.45%, 11/10/26 . 13,785 13,672
FW2016602.UP.FTS.B, 16.55%, 11/10/26 . 11,047 10,910
FW2011916.UP.FTS.B, 16.6%, 11/10/26 .. 2,750 2,728
FW2018016.UP.FTS.B, 16.76%, 11/10/26 . 18,351 18,120

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2017432.UP.FTS.B, 16.76%, 11/10/26 ... $ 3,324 $ 3,283
L2018079.UP.FTS.B, 16.83%, 11/10/26 ... 14,752 1,066
L2016538.UP.FTS.B, 16.85%, 11/10/26 ... 4,053 4,021
FW2016897.UP.FTS.B, 16.86%, 11/10/26 . 9,212 9,098
L2015584.UP.FTS.B, 17.41%, 11/10/26 ... 36,431 35,871
FW2018257.UP.FTS.B, 17.6%, 11/10/26 .. 5,536 5,467
L2017404.UP.FTS.B, 17.67%, 11/10/26 ... 15,317 4,102
L2016124.UP.FTS.B, 17.83%, 11/10/26 ... 6,481 6,383
L2017330.UP.FTS.B, 18.21%, 11/10/26 ... 4,603 4,546
L2015667.UP.FTS.B, 18.25%, 11/10/26 ... 1,963 141
L2015741.UP.FTS.B, 18.37%, 11/10/26 ... 5,337 5,248
L2016727.UP.FTS.B, 18.9%, 11/10/26 .... 9,292 666
L2015870.UP.FTS.B, 19.02%, 11/10/26 ... 1,364 1,342
L2017365.UP.FTS.B, 19.49%, 11/10/26 ... 27,786 27,362
FW2018022.UP.FTS.B, 19.66%, 11/10/26 . 46,327 45,620
L2018057.UP.FTS.B, 20.23%, 11/10/26 ... 18,453 18,267
L2012751.UP.FTS.B, 20.27%, 11/10/26 ... 10,788 10,613
L2015880.UP.FTS.B, 20.5%, 11/10/26 .... 40,835 40,437
L2018362.UP.FTS.B, 20.61%, 11/10/26 ... 2,785 2,742
L2016429.UP.FTS.B, 20.87%, 11/10/26 ... 23,186 22,832
L2016091.UP.FTS.B, 20.97%, 11/10/26 ... 4,645 4,574
FW2017939.UP.FTS.B, 21.1%, 11/10/26 .. 6,504 6,425
L2017153.UP.FTS.B, 21.1%, 11/10/26 .... 7,184 522
FW2017309.UP.FTS.B, 21.14%, 11/10/26 . 10,451 2,693
FW2016567.UP.FTS.B, 21.23%, 11/10/26 . 4,647 4,576
L2017334.UP.FTS.B, 21.37%, 11/10/26 ... 13,015 12,888
L2015455.UP.FTS.B, 21.53%, 11/10/26 ... 1,072 1,060
FW2015645.UP.FTS.B, 21.59%, 11/10/26 . 5,461 5,375
L2018168.UP.FTS.B, 21.66%, 11/10/26 ... 11,157 10,987
L2016823.UP.FTS.B, 21.79%, 11/10/26 ... 3,724 3,686
L2018199.UP.FTS.B, 22.27%, 11/10/26 ... 9,312 9,222
L2016472.UP.FTS.B, 22.49%, 11/10/26 ... 10,713 10,551
FW2017415.UP.FTS.B, 22.56%, 11/10/26 . 8,931 8,845
L2016591.UP.FTS.B, 22.73%, 11/10/26 ... 4,660 4,590
L2016525.UP.FTS.B, 22.77%, 11/10/26 ... 6,481 6,415
L2017314.UP.FTS.B, 22.8%, 11/10/26 .... 18,642 18,360
L2015725.UP.FTS.B, 22.82%, 11/10/26 ... 1,481 1,466
L2016796.UP.FTS.B, 23.07%, 11/10/26 ... 2,890 2,858
L2017658.UP.FTS.B, 23.16%, 11/10/26 ... 3,058 3,027
FW2007819.UP.FTS.B, 23.25%, 11/10/26 . 9,272 9,179
L2018147.UP.FTS.B, 23.34%, 11/10/26 ... 14,567 14,395
L2018074.UP.FTS.B, 23.36%, 11/10/26 ... 5,599 5,545
L2017555.UP.FTS.B, 23.63%, 11/10/26 ... 6,535 6,472
L2018236.UP.FTS.B, 23.72%, 11/10/26 ... 3,832 3,793
FW2018046.UP.FTS.B, 23.73%, 11/10/26 . 3,361 3,329
L2018486.UP.FTS.B, 23.79%, 11/10/26 ... 18,676 18,452
L2017826.UP.FTS.B, 23.88%, 11/10/26 ... 6,801 998
L2016835.UP.FTS.B, 23.96%, 11/10/26 ... 229 225
L2015796.UP.FTS.B, 24.12%, 11/10/26 ... 6,074 6,015
FW2017808.UP.FTS.B, 24.16%, 11/10/26 . 18,672 18,492
L2010804.UP.FTS.B, 24.21%, 11/10/26 ... 14,018 13,883
L2016377.UP.FTS.B, 24.27%, 11/10/26 ... 7,791 110
FW2015624.UP.FTS.B, 24.49%, 11/10/26 . 5,602 5,548
L2017277.UP.FTS.B, 24.63%, 11/10/26 ... 1,870 1,853
L2016414.UP.FTS.B, 24.87%, 11/10/26 ... 936 927
L2018248.UP.FTS.B, 24.88%, 11/10/26 ... 2,647 1,575
L2016590.UP.FTS.B, 24.9%, 11/10/26 .... 2,268 1,350
L2018138.UP.FTS.B, 24.93%, 11/10/26 ... 2,104 2,076
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2017241.UP.FTS.B, 24.96%, 11/10/26 ... $ 1,432 $ 412
L2017556.UP.FTS.B, 25.05%, 11/10/26 ... 3,640 3,605
L2016122.UP.FTS.B, 25.2%, 11/10/26 .... 3,745 3,688
FW2018111.UP.FTS.B, 25.21%, 11/10/26 . 1,867 1,849
L2017313.UP.FTS.B, 25.23%, 11/10/26 ... 4,119 4,080
L2017772.UP.FTS.B, 25.23%, 11/10/26 ... 6,042 64
L2018241.UP.FTS.B, 25.23%, 11/10/26 ... 2,062 2,041
L2016934.UP.FTS.B, 25.28%, 11/10/26 ... 834 821
L2016288.UP.FTS.B, 25.3%, 11/10/26 .... 8,427 8,346
L2017361.UP.FTS.B, 25.31%, 11/10/26 ... 3,277 3,246
L2018203.UP.FTS.B, 25.33%, 11/10/26 ... 1,487 106
L1996396.UP.FTS.B, 25.34%, 11/10/26 ... 2,154 2,134
L1992755.UP.FTS.B, 25.36%, 11/10/26 ... 1,498 1,484
L2016701.UP.FTS.B, 25.37%, 11/10/26 ... 2,866 1,652
L2018497.UP.FTS.B, 25.37%, 11/10/26 ... 11,697 841
L2016960.UP.FTS.B, 25.39%, 11/10/26 ... 1,030 1,020
L2017112.UP.FTS.B, 25.4%, 11/10/26 .... 2,750 2,699
L2017439.UP.FTS.B, 25.42%, 11/10/26 ... 4,567 2,716
FW2017636.UP.FTS.B, 25.43%, 11/10/26 . 15,453 15,306
L2010871.UP.FTS.B, 25.45%, 11/10/26 ... 825 813
L2015858.UP.FTS.B, 25.48%, 11/10/26 ... 6,088 6,030
L2016381.UP.FTS.B, 25.48%, 11/10/26 ... 2,623 2,597
L2017166.UP.FTS.B, 25.5%, 11/10/26 .... 5,169 5,105
L2011550.UP.FTS.B, 25.55%, 11/10/26 ... 5,902 5,845
L2018078.UP.FTS.B, 25.62%, 11/10/26 ... 3,747 3,712
L2008161.UP.FTS.B, 25.72%, 11/10/26 ... 6,934 6,868
L2018213.UP.FTS.B, 25.8%, 11/10/26 .... 17,032 16,871
FW2017120.UP.FTS.B, 25.88%, 11/10/26 . 6,750 6,686
FW2017685.UP.FTS.B, 26.05%, 11/10/26 . 9,417 9,325
FW2017724.UP.FTS.B, 26.2%, 11/10/26 .. 3,728 3,691
FW2015254.UP.FTS.B, 26.34%, 11/10/26 . 24,201 23,971
L2017215.UP.FTS.B, 26.46%, 11/10/26 ... 5,629 5,576
FW2018468.UP.FTS.B, 26.52%, 11/10/26 . 18,958 18,779
L2017612.UP.FTS.B, 26.77%, 11/10/26 ... 5,607 183
FW2017665.UP.FTS.B, 26.79%, 11/10/26 . 11,265 11,158
FW2017752.UP.FTS.B, 26.85%, 11/10/26 . 28,000 27,725
FW2017315.UP.FTS.B, 26.97%, 11/10/26 . 4,695 4,651
FW2017448.UP.FTS.B, 26.97%, 11/10/26 . 1,892 1,874
FW2017400.UP.FTS.B, 27.03%, 11/10/26 . 9,536 2,752
FW2015596.UP.FTS.B, 27.05%, 11/10/26 . 39,430 5,836
FW2017995.UP.FTS.B, 27.09%, 11/10/26 . 5,635 5,582
FW2017395.UP.FTS.B, 27.53%, 11/10/26 . 5,655 5,599
FW2018112.UP.FTS.B, 27.81%, 11/10/26 . 10,783 10,657
FW2015111.UP.FTS.B, 27.96%, 11/10/26 . 2,257 2,236
FW2018013.UP.FTS.B, 28.12%, 11/10/26 . 38,160 37,802
FW2018097.UP.FTS.B, 28.2%, 11/10/26 .. 1,679 1,662
FW2017468.UP.FTS.B, 28.36%, 11/10/26 . 1,882 1,865
FW2017359.UP.FTS.B, 28.74%, 11/10/26 . 3,185 3,151
FW2017627.UP.FTS.B, 28.75%, 11/10/26 . 6,781 1,966
FW2016710.UP.FTS.B, 28.83%, 11/10/26 . 12,993 12,871
FW2018328.UP.FTS.B, 28.94%, 11/10/26 . 1,130 1,120
FW2016891.UP.FTS.B, 29.13%, 11/10/26 . 16,811 (61)
FW2015677.UP.FTS.B, 29.14%, 11/10/26 . 3,770 3,734
FW2017940.UP.FTS.B, 29.24%, 11/10/26 . 2,670 2,645
FW2017283.UP.FTS.B, 29.28%, 11/10/26 . 4,713 4,669
FW2017821.UP.FTS.B, 29.34%, 11/10/26 . 4,713 4,669
FW2016668.UP.FTS.B, 29.41%, 11/10/26 . 6,601 6,539
FW2016853.UP.FTS.B, 29.43%, 11/10/26 . 5,183 5,122

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2015356.UP.FTS.B, 29.53%, 11/10/26 . $ 880 $ 869
FW2017367.UP.FTS.B, 29.54%, 11/10/26 . 37,069 36,484
FW2016021.UP.FTS.B, 29.96%, 11/10/26 . 14,193 14,056
FW2017996.UP.FTS.B, 29.99%, 11/10/26 . 3,306 3,273
FW2017063.UP.FTS.B, 30.06%, 11/10/26 . 906 895
FW2017531.UP.FTS.B, 30.14%, 11/10/26 . 7,079 7,013
FW2017578.UP.FTS.B, 30.27%, 11/10/26 . 7,720 540
FW2015923.UP.FTS.B, 30.28%, 11/10/26 . 7,553 7,482
FW2016098.UP.FTS.B, 30.28%, 11/10/26 . 1,511 1,496
FW2016481.UP.FTS.B, 30.38%, 11/10/26 . 1,380 96
FW2017756.UP.FTS.B, 30.55%, 11/10/26 . 12,089 11,976
FW2015746.UP.FTS.B, 30.57%, 11/10/26 . 2,739 2,714
FW2017442.UP.FTS.B, 30.64%, 11/10/26 . 3,778 3,743
FW2015849.UP.FTS.B, 30.69%, 11/10/26 . 12,825 12,686
FW2017177.UP.FTS.B, 30.73%, 11/10/26 . 2,809 406
FW2017805.UP.FTS.B, 30.78%, 11/10/26 . 2,740 798
FW2018051.UP.FTS.B, 30.78%, 11/10/26 . 3,685 3,650
FW2017369.UP.FTS.B, 30.83%, 11/10/26 . 2,835 2,808
FW2015852.UP.FTS.B, 30.89%, 11/10/26 . 704 691
FW2017102.UP.FTS.B, 30.96%, 11/10/26 . 1,906 1,889
FW2016238.UP.FTS.B, 30.97%, 11/10/26 . 2,076 2,056
FW2017411.UP.FTS.B, 30.98%, 11/10/26 . 2,680 190
FW2014044.UP.FTS.B, 31.01%, 11/10/26 . 3,784 3,749
FW2016392.UP.FTS.B, 31.01%, 11/10/26 . 1,012 996
FW2015895.UP.FTS.B, 31.02%, 11/10/26 . 2,154 2,133
FW2017426.UP.FTS.B, 31.02%, 11/10/26 . 2,600 181
FW2015792.UP.FTS.B, 31.07%, 11/10/26 . 4,984 353
FW2017509.UP.FTS.B, 31.09%, 11/10/26 . 2,464 172
FW2017963.UP.FTS.B, 31.1%, 11/10/26 .. 8,886 8,803
FW2018342.UP.FTS.B, 31.12%, 11/10/26 . 3,474 246
FW2015165.UP.FTS.B, 31.13%, 11/10/26 . 1,702 1,686
FW2017125.UP.FTS.B, 31.13%, 11/10/26 . 1,886 134
FW2017504.UP.FTS.B, 31.13%, 11/10/26 . 2,726 384
FW2017813.UP.FTS.B, 31.14%, 11/10/26 . 1,444 209
FW2018365.UP.FTS.B, 31.14%, 11/10/26 . 1,402 1,388
FW2018421.UP.FTS.B, 31.14%, 11/10/26 . 3,970 3,933
FW2016440.UP.FTS.B, 31.16%, 11/10/26 . 3,972 3,935
FW2017000.UP.FTS.B, 31.19%, 11/10/26 . 11,498 11,393
FW2018137.UP.FTS.B, 31.23%, 11/10/26 . 19,005 18,827
FW2015784.UP.FTS.B, 31.24%, 11/10/26 . 2,175 2,154
FW2016681.UP.FTS.B, 31.25%, 11/10/26 . 5,200 5,152
FW2017549.UP.FTS.B, 31.31%, 11/10/26 . 7,214 4,327
FW2018082.UP.FTS.B, 31.51%, 11/10/26 . 3,820 (47)
FW2017946.UP.FTS.B, 31.9%, 11/10/26 .. 2,273 2,247
FW2017831.UP.FTS.B, 32.03%, 11/10/26 . 6,699 6,637
FW2018216.UP.FTS.B, 32.18%, 11/10/26 . 3,518 3,484
L2111539.UP.FTS.B, 8.17%, 11/24/26 .... 7,224 7,191
L2112207.UP.FTS.B, 9.52%, 11/24/26 .... 11,598 11,547
L2111293.UP.FTS.B, 9.98%, 11/24/26 .... 11,623 11,574
FW2112522.UP.FTS.B, 10.63%, 11/24/26 . 1,191 1,184
L2111876.UP.FTS.B, 10.7%, 11/24/26 .... 13,629 13,542
L2112534.UP.FTS.B, 11.65%, 11/24/26 ... 25,680 25,517
FW2111563.UP.FTS.B, 11.69%, 11/24/26 . 10,928 10,859
L2110925.UP.FTS.B, 12.01%, 11/24/26 ... 27,342 27,170
L2112036.UP.FTS.B, 13.1%, 11/24/26 .... 1,370 1,362
L2111515.UP.FTS.B, 13.17%, 11/24/26 ... 5,460 5,425
L2111347.UP.FTS.B, 14.3%, 11/24/26 .... 2,749 2,732
L2109723.UP.FTS.B, 14.71%, 11/24/26 ... 40,897 40,648
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2112445.UP.FTS.B, 15.34%, 11/24/26 ... $ 2,755 $ 2,730
L2112051.UP.FTS.B, 15.48%, 11/24/26 ... 13,736 13,609
L2107550.UP.FTS.B, 15.75%, 11/24/26 ... 2,472 2,453
L2111566.UP.FTS.B, 15.86%, 11/24/26 ... 4,596 4,555
L2111428.UP.FTS.B, 15.89%, 11/24/26 ... 4,597 4,555
FW2111859.UP.FTS.B, 16.21%, 11/24/26 . 7,820 7,749
FW2112290.UP.FTS.B, 16.35%, 11/24/26 . 3,773 3,742
FW2103748.UP.FTS.B, 16.46%, 11/24/26 . 4,602 4,575
L2111758.UP.FTS.B, 16.63%, 11/24/26 ... 36,908 36,696
FW2111175.UP.FTS.B, 16.64%, 11/24/26 . 6,439 6,380
L2109486.UP.FTS.B, 16.75%, 11/24/26 ... 11,741 835
L2111907.UP.FTS.B, 16.75%, 11/24/26 ... 2,763 2,738
L2111647.UP.FTS.B, 16.92%, 11/24/26 ... 10,024 9,939
L2110744.UP.FTS.B, 17.28%, 11/24/26 ... 2,766 2,750
FW2111473.UP.FTS.B, 17.42%, 11/24/26 . 3,583 3,550
L2111497.UP.FTS.B, 17.5%, 11/24/26 .... 13,837 13,713
FW2112554.UP.FTS.B, 17.97%, 11/24/26 . 27,711 27,464
FW2103098.UP.FTS.B, 18.1%, 11/24/26 .. 3,694 3,653
L2112204.UP.FTS.B, 18.12%, 11/24/26 ... 5,081 5,035
L2110989.UP.FTS.B, 18.58%, 11/24/26 ... 6,472 6,399
L2111067.UP.FTS.B, 18.81%, 11/24/26 ... 1,165 1,151
L2111999.UP.FTS.B, 18.81%, 11/24/26 ... 10,514 10,372
L2101761.UP.FTS.B, 19.04%, 11/24/26 ... 3,239 3,203
FW2111909.UP.FTS.B, 19.23%, 11/24/26 . 3,131 3,096
L2110967.UP.FTS.B, 19.28%, 11/24/26 ... 8,519 8,410
L2112384.UP.FTS.B, 19.48%, 11/24/26 ... 2,940 213
L2111433.UP.FTS.B, 19.56%, 11/24/26 ... 4,632 4,580
L2110053.UP.FTS.B, 19.71%, 11/24/26 ... 6,950 6,872
FW2111564.UP.FTS.B, 19.87%, 11/24/26 . 4,449 4,400
L2110920.UP.FTS.B, 20%, 11/24/26 ..... 12,402 12,259
FW2112482.UP.FTS.B, 20.06%, 11/24/26 . 2,851 2,830
L2110840.UP.FTS.B, 20.27%, 11/24/26 ... 4,637 4,615
FW2112337.UP.FTS.B, 20.38%, 11/24/26 . 9,223 9,175
L2112050.UP.FTS.B, 20.55%, 11/24/26 ... 5,632 5,602
L2110708.UP.FTS.B, 20.56%, 11/24/26 ... 5,755 5,691
FW2103854.UP.FTS.B, 20.73%, 11/24/26 . 18,321 18,154
L2111070.UP.FTS.B, 20.97%, 11/24/26 ... 3,233 3,216
FW2110854.UP.FTS.B, 21.25%, 11/24/26 . 5,576 5,515
FW2112190.UP.FTS.B, 21.47%, 11/24/26 . 5,579 5,517
FW2110697.UP.FTS.B, 21.79%, 11/24/26 . 12,234 12,169
L2111001.UP.FTS.B, 22.12%, 11/24/26 ... 1,802 1,791
L2109591.UP.FTS.B, 22.25%, 11/24/26 ... 18,623 18,536
L2111227.UP.FTS.B, 22.37%, 11/24/26 ... 2,723 422
L2112213.UP.FTS.B, 22.37%, 11/24/26 ... 6,520 6,489
L2110974.UP.FTS.B, 22.6%, 11/24/26 .... 4,659 4,637
FW2111879.UP.FTS.B, 22.64%, 11/24/26 . 13,978 13,913
L2111255.UP.FTS.B, 22.67%, 11/24/26 ... 6,523 6,493
L2111918.UP.FTS.B, 22.67%, 11/24/26 ... 18,527 18,433
FW2112065.UP.FTS.B, 22.71%, 11/24/26 . 41,565 41,372
L2111808.UP.FTS.B, 23.39%, 11/24/26 ... 2,933 2,916
L2111770.UP.FTS.B, 23.69%, 11/24/26 ... 9,338 9,258
FW2111629.UP.FTS.B, 24.53%, 11/24/26 . 19,765 19,514
FW2104440.UP.FTS.B, 24.64%, 11/24/26 . 5,680 5,649
FW2111536.UP.FTS.B, 24.67%, 11/24/26 . 9,322 9,220
L2112103.UP.FTS.B, 24.86%, 11/24/26 ... 5,319 5,265
L2110705.UP.FTS.B, 24.88%, 11/24/26 ... 12,912 12,853
L2111688.UP.FTS.B, 25.07%, 11/24/26 ... 2,340 2,329
L2111342.UP.FTS.B, 25.1%, 11/24/26 .... 1,526 1,519

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2110767.UP.FTS.B, 25.12%, 11/24/26 ... $ 17,652 $ 17,455
L2110949.UP.FTS.B, 25.25%, 11/24/26 ... 2,622 2,610
L2112278.UP.FTS.B, 25.28%, 11/24/26 ... 5,702 404
L2110396.UP.FTS.B, 25.33%, 11/24/26 ... 4,394 1,306
FW2111387.UP.FTS.B, 25.36%, 11/24/26 . 6,371 6,342
L2112349.UP.FTS.B, 25.4%, 11/24/26 .... 9,365 9,323
L2111404.UP.FTS.B, 25.42%, 11/24/26 ... 4,684 4,663
L2111176.UP.FTS.B, 25.44%, 11/24/26 ... 3,650 3,633
L2111206.UP.FTS.B, 25.46%, 11/24/26 ... 1,873 1,865
L2112057.UP.FTS.B, 25.5%, 11/24/26 .... 3,557 3,541
L2112241.UP.FTS.B, 25.52%, 11/24/26 ... 4,686 4,665
L2111177.UP.FTS.B, 25.59%, 11/24/26 ... 6,933 6,902
FW2111514.UP.FTS.B, 25.71%, 11/24/26 . 6,830 483
L2111583.UP.FTS.B, 25.78%, 11/24/26 ... 4,759 340
L2111103.UP.FTS.B, 25.8%, 11/24/26 .... 2,436 2,425
FW2110882.UP.FTS.B, 25.83%, 11/24/26 . 7,499 7,466
L2110654.UP.FTS.B, 25.99%, 11/24/26 ... 2,701 802
FW2109623.UP.FTS.B, 26.48%, 11/24/26 . 27,459 4,261
FW2111679.UP.FTS.B, 26.7%, 11/24/26 .. 9,575 9,482
FW2108311.UP.FTS.B, 26.95%, 11/24/26 . 3,756 3,739
FW2111955.UP.FTS.B, 27.38%, 11/24/26 . 2,962 211
FW2112039.UP.FTS.B, 27.75%, 11/24/26 . 4,794 4,766
FW2110829.UP.FTS.B, 27.91%, 11/24/26 . 14,396 14,328
FW2111654.UP.FTS.B, 28.15%, 11/24/26 . 14,153 14,086
FW2111301.UP.FTS.B, 28.21%, 11/24/26 . 4,705 4,684
FW2109993.UP.FTS.B, 28.34%, 11/24/26 . 4,706 4,685
FW2110973.UP.FTS.B, 28.48%, 11/24/26 . 2,824 2,812
FW2111445.UP.FTS.B, 28.69%, 11/24/26 . 6,838 6,802
FW2112020.UP.FTS.B, 28.92%, 11/24/26 . 2,826 2,814
FW2111392.UP.FTS.B, 29.36%, 11/24/26 . 5,708 5,679
FW2109377.UP.FTS.B, 30.03%, 11/24/26 . 4,803 4,781
FW2112225.UP.FTS.B, 30.05%, 11/24/26 . 1,793 1,785
FW2111978.UP.FTS.B, 30.35%, 11/24/26 . 3,253 3,235
FW2112276.UP.FTS.B, 30.64%, 11/24/26 . 1,442 1,432
FW2109608.UP.FTS.B, 30.73%, 11/24/26 . 1,890 1,882
FW2112451.UP.FTS.B, 30.73%, 11/24/26 . 1,701 1,693
FW2111816.UP.FTS.B, 30.78%, 11/24/26 . 2,173 2,164
FW2111972.UP.FTS.B, 30.79%, 11/24/26 . 3,149 3,132
FW2111589.UP.FTS.B, 30.84%, 11/24/26 . 2,646 2,635
FW2111418.UP.FTS.B, 30.88%, 11/24/26 . 14,643 14,581
FW2111195.UP.FTS.B, 30.9%, 11/24/26 .. 2,265 676
FW2112419.UP.FTS.B, 30.97%, 11/24/26 . 2,342 2,330
FW2108397.UP.FTS.B, 31.01%, 11/24/26 . 2,200 152
FW2111709.UP.FTS.B, 31.03%, 11/24/26 . 7,089 7,059
FW2110860.UP.FTS.B, 31.09%, 11/24/26 . 4,443 4,424
FW2110828.UP.FTS.B, 31.1%, 11/24/26 .. 1,672 1,663
FW2111832.UP.FTS.B, 31.16%, 11/24/26 . 11,547 11,474
FW2111028.UP.FTS.B, 31.18%, 11/24/26 . 2,169 150
FW2112076.UP.FTS.B, 31.2%, 11/24/26 .. 5,323 369
FW2111511.UP.FTS.B, 31.22%, 11/24/26 . 12,478 12,412
FW2112302.UP.FTS.B, 31.22%, 11/24/26 . 2,481 174
FW2104466.UP.FTS.B, 31.47%, 11/24/26 . 3,973 3,956
FW2111588.UP.FTS.B, 31.7%, 11/24/26 .. 2,098 2,088
FW2112102.UP.FTS.B, 31.76%, 11/24/26 . 7,607 7,571
FW2110871.UP.FTS.B, 31.83%, 11/24/26 . 3,785 3,770
L2262825.UP.FTS.B, 7.69%, 12/16/26 .... 13,744 13,677
FW2264096.UP.FTS.B, 8.01%, 12/16/26 .. 8,252 8,210
L2266515.UP.FTS.B, 8.1%, 12/16/26 .... 6,878 6,843
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2264632.UP.FTS.B, 8.24%, 12/16/26 .... $ 18,391 $ 18,304
L2260039.UP.FTS.B, 8.53%, 12/16/26 .... 6,697 6,648
L2264794.UP.FTS.B, 9.82%, 12/16/26 .... 13,806 13,738
L2233679.UP.FTS.B, 10.15%, 12/16/26 ... 5,987 5,957
L2256936.UP.FTS.B, 11.09%, 12/16/26 ... 18,456 18,320
L2261890.UP.FTS.B, 11.17%, 12/16/26 ... 13,844 13,742
L2265566.UP.FTS.B, 11.83%, 12/16/26 ... 13,863 13,761
L2265755.UP.FTS.B, 11.99%, 12/16/26 ... 7,396 7,342
FW2263431.UP.FTS.B, 12.09%, 12/16/26 . 6,473 6,425
FW2266242.UP.FTS.B, 12.21%, 12/16/26 . 7,468 7,418
L2264084.UP.FTS.B, 12.97%, 12/16/26 ... 2,093 533
L2262690.UP.FTS.B, 13.04%, 12/16/26 ... 7,875 7,817
L2190467.UP.FTS.B, 13.35%, 12/16/26 ... 5,098 5,061
L2260554.UP.FTS.B, 13.52%, 12/16/26 ... 6,350 6,302
L2267070.UP.FTS.B, 13.82%, 12/16/26 ... 4,655 4,623
L2261612.UP.FTS.B, 13.93%, 12/16/26 ... 1,856 1,843
FW2266148.UP.FTS.B, 14.03%, 12/16/26 . 4,641 4,607
FW2263216.UP.FTS.B, 14.33%, 12/16/26 . 929 922
FW2263771.UP.FTS.B, 14.5%, 12/16/26 .. 6,968 6,918
L2257039.UP.FTS.B, 14.56%, 12/16/26 ... 3,717 3,690
FW2262525.UP.FTS.B, 14.73%, 12/16/26 . 27,883 27,682
L2266678.UP.FTS.B, 14.84%, 12/16/26 ... 12,085 11,998
L2266887.UP.FTS.B, 15.02%, 12/16/26 ... 6,510 6,438
FW2266772.UP.FTS.B, 15.05%, 12/16/26 . 7,419 7,337
L2262094.UP.FTS.B, 15.17%, 12/16/26 ... 4,651 4,618
L2261820.UP.FTS.B, 15.32%, 12/16/26 ... 46,490 46,156
FW2265961.UP.FTS.B, 16.27%, 12/16/26 . 5,593 5,532
L2265506.UP.FTS.B, 16.32%, 12/16/26 ... 12,653 12,569
L2261177.UP.FTS.B, 16.49%, 12/16/26 ... 6,084 6,020
L2261462.UP.FTS.B, 16.62%, 12/16/26 ... 3,078 3,044
L2266091.UP.FTS.B, 16.62%, 12/16/26 ... 9,327 9,226
L2262249.UP.FTS.B, 16.91%, 12/16/26 ... 6,851 987
L2262304.UP.FTS.B, 17.3%, 12/16/26 .... 12,140 12,009
L2261255.UP.FTS.B, 17.42%, 12/16/26 ... 37,523 37,134
FW2265856.UP.FTS.B, 17.99%, 12/16/26 . 8,353 8,260
L2265595.UP.FTS.B, 17.99%, 12/16/26 ... 985 41
L2260722.UP.FTS.B, 18.02%, 12/16/26 ... 2,805 2,767
L2262203.UP.FTS.B, 18.36%, 12/16/26 ... 10,121 1,479
L2262594.UP.FTS.B, 18.44%, 12/16/26 ... 936 926
L2265320.UP.FTS.B, 18.67%, 12/16/26 ... 936 926
FW2266130.UP.FTS.B, 18.7%, 12/16/26 .. 9,642 9,538
FW2261915.UP.FTS.B, 18.74%, 12/16/26 . 1,639 444
L2261867.UP.FTS.B, 18.76%, 12/16/26 ... 2,340 2,314
L2265066.UP.FTS.B, 18.81%, 12/16/26 ... 4,682 4,619
L2264467.UP.FTS.B, 18.83%, 12/16/26 ... 20,548 19,395
L2263455.UP.FTS.B, 18.85%, 12/16/26 ... 10,534 9,932
FW2261853.UP.FTS.B, 18.96%, 12/16/26 . 1,421 1,338
L2261873.UP.FTS.B, 19.04%, 12/16/26 ... 2,684 728
L2262038.UP.FTS.B, 19.07%, 12/16/26 ... 6,708 1,825
L2265870.UP.FTS.B, 19.27%, 12/16/26 ... 9,371 9,270
L2262520.UP.FTS.B, 19.39%, 12/16/26 ... 4,908 4,838
L2261512.UP.FTS.B, 19.6%, 12/16/26 .... 9,376 9,276
L2261469.UP.FTS.B, 19.7%, 12/16/26 .... 3,001 2,961
L2260922.UP.FTS.B, 19.74%, 12/16/26 ... 6,565 6,511
L2265533.UP.FTS.B, 19.85%, 12/16/26 ... 9,380 9,255
L2261927.UP.FTS.B, 19.86%, 12/16/26 ... 938 926
L2262271.UP.FTS.B, 20.02%, 12/16/26 ... 9,371 9,245
L2238848.UP.FTS.B, 20.03%, 12/16/26 ... 23,457 23,266

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2262822.UP.FTS.B, 20.38%, 12/16/26 . $ 2,817 $ 2,794
FW2266143.UP.FTS.B, 20.49%, 12/16/26 . 12,191 12,091
L2262115.UP.FTS.B, 20.57%, 12/16/26 ... 2,442 2,409
L2262532.UP.FTS.B, 20.65%, 12/16/26 ... 11,858 11,746
L2264912.UP.FTS.B, 20.76%, 12/16/26 ... 3,758 3,708
FW2267215.UP.FTS.B, 20.8%, 12/16/26 .. 9,395 9,319
L2265409.UP.FTS.B, 21.36%, 12/16/26 ... 4,702 4,639
L2266258.UP.FTS.B, 21.36%, 12/16/26 ... 5,172 5,130
L2263510.UP.FTS.B, 21.37%, 12/16/26 ... 2,633 2,598
FW2263533.UP.FTS.B, 21.45%, 12/16/26 . 4,726 4,678
FW2265163.UP.FTS.B, 21.6%, 12/16/26 .. 5,645 5,570
FW2266413.UP.FTS.B, 21.62%, 12/16/26 . 14,112 13,962
L2266172.UP.FTS.B, 21.62%, 12/16/26 ... 3,293 3,266
FW2265342.UP.FTS.B, 21.77%, 12/16/26 . 3,382 3,354
FW2261298.UP.FTS.B, 21.8%, 12/16/26 .. 25,537 25,214
L2264438.UP.FTS.B, 21.8%, 12/16/26 .... 4,578 4,526
FW2242546.UP.FTS.B, 21.96%, 12/16/26 . 10,260 10,124
L2264897.UP.FTS.B, 22.07%, 12/16/26 ... 8,930 8,811
FW2265692.UP.FTS.B, 22.08%, 12/16/26 . 7,054 6,960
FW2264842.UP.FTS.B, 22.29%, 12/16/26 . 12,313 12,213
FW2265852.UP.FTS.B, 22.69%, 12/16/26 . 1,905 1,806
L2251494.UP.FTS.B, 22.87%, 12/16/26 ... 2,614 2,592
L2250660.UP.FTS.B, 23.02%, 12/16/26 ... 4,243 4,209
FW2264831.UP.FTS.B, 23.07%, 12/16/26 . 9 9
L2262495.UP.FTS.B, 23.13%, 12/16/26 ... 2,721 408
L2262151.UP.FTS.B, 23.18%, 12/16/26 ... 20,496 20,326
L2262515.UP.FTS.B, 23.26%, 12/16/26 ... 42,070 41,731
L2263677.UP.FTS.B, 23.33%, 12/16/26 ... 14,140 14,025
L2230175.UP.FTS.B, 23.37%, 12/16/26 ... 3,272 152
L2264522.UP.FTS.B, 23.4%, 12/16/26 .... 24,786 1,773
L2265697.UP.FTS.B, 23.5%, 12/16/26 .... 2,831 2,808
L2266895.UP.FTS.B, 23.57%, 12/16/26 ... 3,775 3,745
FW2261947.UP.FTS.B, 23.67%, 12/16/26 . 2,457 49
L2266458.UP.FTS.B, 23.68%, 12/16/26 ... 1,227 1,217
FW2262997.UP.FTS.B, 23.89%, 12/16/26 . 6,417 961
FW2260888.UP.FTS.B, 23.94%, 12/16/26 . 1,697 1,683
L2264675.UP.FTS.B, 23.95%, 12/16/26 ... 18,886 18,734
FW2265336.UP.FTS.B, 24.03%, 12/16/26 . 972 283
L2262668.UP.FTS.B, 24.03%, 12/16/26 ... 3,117 3,091
L2265254.UP.FTS.B, 24.22%, 12/16/26 ... 5,183 1,507
L2160603.UP.FTS.B, 24.28%, 12/16/26 ... 3,023 2,999
L2261243.UP.FTS.B, 24.3%, 12/16/26 .... 8,874 8,781
FW2262173.UP.FTS.B, 24.42%, 12/16/26 . 18,899 18,748
L2263485.UP.FTS.B, 24.71%, 12/16/26 ... 1,891 1,876
FW2263757.UP.FTS.B, 24.74%, 12/16/26 . 7,091 7,034
FW2263559.UP.FTS.B, 24.81%, 12/16/26 . 7,091 7,035
FW2266843.UP.FTS.B, 24.86%, 12/16/26 . 2,837 2,799
FW2261342.UP.FTS.B, 24.89%, 12/16/26 . 3,819 3,622
FW2262902.UP.FTS.B, 25.1%, 12/16/26 .. 19,838 1,410
L2267064.UP.FTS.B, 25.29%, 12/16/26 ... 1,041 1,033
L2266381.UP.FTS.B, 25.31%, 12/16/26 ... 1,835 1,818
L2262190.UP.FTS.B, 25.35%, 12/16/26 ... 3,880 3,849
L2264771.UP.FTS.B, 25.35%, 12/16/26 ... 1,798 1,784
L2265942.UP.FTS.B, 25.35%, 12/16/26 ... 5,199 5,157
L2265116.UP.FTS.B, 25.37%, 12/16/26 ... 1,514 1,502
L2262592.UP.FTS.B, 25.43%, 12/16/26 ... 1,130 1,119
L2261145.UP.FTS.B, 25.49%, 12/16/26 ... 2,054 2,036
L2236916.UP.FTS.B, 25.5%, 12/16/26 .... 3,786 3,756
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2266958.UP.FTS.B, 25.5%, 12/16/26 .... $ 1,041 $ 1,033
FW2261893.UP.FTS.B, 25.52%, 12/16/26 . 3,700 3,665
FW2265341.UP.FTS.B, 25.64%, 12/16/26 . 9,467 9,392
FW2259738.UP.FTS.B, 26.14%, 12/16/26 . 3,032 3,008
FW2262758.UP.FTS.B, 26.24%, 12/16/26 . 4,738 4,701
FW2263939.UP.FTS.B, 26.78%, 12/16/26 . 3,793 3,763
FW2266313.UP.FTS.B, 26.81%, 12/16/26 . 1,897 1,882
FW2262224.UP.FTS.B, 26.85%, 12/16/26 . 2,512 734
FW2265141.UP.FTS.B, 26.9%, 12/16/26 .. 17,531 16,849
FW2262376.UP.FTS.B, 27.09%, 12/16/26 . 1,897 1,882
FW2263659.UP.FTS.B, 27.12%, 12/16/26 . 15,593 2,330
FW2262861.UP.FTS.B, 27.14%, 12/16/26 . 18,481 18,227
FW2263683.UP.FTS.B, 27.15%, 12/16/26 . 4,431 1,306
FW2266529.UP.FTS.B, 27.38%, 12/16/26 . 7,280 6,906
L2267104.UP.FTS.B, 27.38%, 12/16/26 ... 4,556 4,520
FW2266619.UP.FTS.B, 27.46%, 12/16/26 . 3,512 3,484
FW2265289.UP.FTS.B, 27.87%, 12/16/26 . 3,419 3,392
FW2262621.UP.FTS.B, 27.92%, 12/16/26 . 7,124 7,068
FW2263271.UP.FTS.B, 28.01%, 12/16/26 . 993 70
FW2265288.UP.FTS.B, 28.09%, 12/16/26 . 3,800 3,770
FW2264546.UP.FTS.B, 28.23%, 12/16/26 . 2,851 2,828
FW2262341.UP.FTS.B, 28.41%, 12/16/26 . 30,799 332
FW2260718.UP.FTS.B, 28.56%, 12/16/26 . 1,901 1,887
FW2263509.UP.FTS.B, 28.65%, 12/16/26 . 9,989 9,907
FW2265850.UP.FTS.B, 28.76%, 12/16/26 . 5,707 5,663
FW2266879.UP.FTS.B, 28.84%, 12/16/26 . 4,726 4,687
FW2177600.UP.FTS.B, 28.89%, 12/16/26 . 2,093 2,076
FW2264712.UP.FTS.B, 28.97%, 12/16/26 . 2,378 2,359
FW2265353.UP.FTS.B, 29.01%, 12/16/26 . 13,096 12,983
FW2266411.UP.FTS.B, 29.03%, 12/16/26 . 6,659 6,607
FW2263704.UP.FTS.B, 29.07%, 12/16/26 . 15,000 1,051
FW2264681.UP.FTS.B, 29.13%, 12/16/26 . 3,806 3,776
FW2262852.UP.FTS.B, 29.23%, 12/16/26 . 876 866
FW2262937.UP.FTS.B, 29.28%, 12/16/26 . 4,529 4,491
FW2263571.UP.FTS.B, 29.51%, 12/16/26 . 3,877 3,841
FW2261035.UP.FTS.B, 29.7%, 12/16/26 .. 1,661 1,645
FW2256091.UP.FTS.B, 29.72%, 12/16/26 . 3,352 3,327
FW2261136.UP.FTS.B, 29.72%, 12/16/26 . 5,713 5,669
FW2266831.UP.FTS.B, 29.8%, 12/16/26 .. 3,740 3,706
FW2261815.UP.FTS.B, 29.81%, 12/16/26 . 23,667 23,472
FW2263763.UP.FTS.B, 30.01%, 12/16/26 . 7,190 6,820
FW2263141.UP.FTS.B, 30.02%, 12/16/26 . 18,730 18,590
FW2262711.UP.FTS.B, 30.17%, 12/16/26 . 1,048 1,040
FW2267112.UP.FTS.B, 30.21%, 12/16/26 . 955 280
FW2266827.UP.FTS.B, 30.28%, 12/16/26 . 7,530 7,160
FW2258081.UP.FTS.B, 30.3%, 12/16/26 .. 4,710 4,669
FW2266883.UP.FTS.B, 30.32%, 12/16/26 . 14,295 14,183
FW2263169.UP.FTS.B, 30.33%, 12/16/26 . 1,660 490
FW2265218.UP.FTS.B, 30.39%, 12/16/26 . 1,349 1,335
FW2263430.UP.FTS.B, 30.41%, 12/16/26 . 2,383 2,352
FW2262301.UP.FTS.B, 30.52%, 12/16/26 . 4,737 4,698
FW2265725.UP.FTS.B, 30.59%, 12/16/26 . 2,884 2,736
FW2266526.UP.FTS.B, 30.61%, 12/16/26 . 3,814 3,784
FW2260220.UP.FTS.B, 30.63%, 12/16/26 . 1,123 1,088
FW2261708.UP.FTS.B, 30.67%, 12/16/26 . 2,860 2,838
FW2262425.UP.FTS.B, 30.86%, 12/16/26 . 1,346 1,277
FW2262919.UP.FTS.B, 30.86%, 12/16/26 . 3,029 214
FW2265545.UP.FTS.B, 30.86%, 12/16/26 . 2,011 1,991

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2266558.UP.FTS.B, 30.86%, 12/16/26 . $ 1,907 $ 1,893
FW2265419.UP.FTS.B, 30.91%, 12/16/26 . 2,052 308
FW2263294.UP.FTS.B, 30.92%, 12/16/26 . 1,171 345
FW2265302.UP.FTS.B, 30.93%, 12/16/26 . 2,289 2,271
FW2264612.UP.FTS.B, 30.94%, 12/16/26 . 3,419 509
FW2262897.UP.FTS.B, 30.96%, 12/16/26 . 4,054 4,025
FW2265508.UP.FTS.B, 30.96%, 12/16/26 . 2,957 2,934
FW2250121.UP.FTS.B, 30.97%, 12/16/26 . 1,490 104
FW2266459.UP.FTS.B, 30.98%, 12/16/26 . 1,105 1,095
FW2260770.UP.FTS.B, 31.08%, 12/16/26 . 1,431 1,420
FW2266146.UP.FTS.B, 31.1%, 12/16/26 .. 1,443 1,369
FW2264148.UP.FTS.B, 31.14%, 12/16/26 . 44,459 44,113
FW2264279.UP.FTS.B, 31.14%, 12/16/26 . 1,813 1,799
FW2265722.UP.FTS.B, 31.16%, 12/16/26 . 6,790 6,446
FW2266925.UP.FTS.B, 31.22%, 12/16/26 . 17,461 17,325
FW2266682.UP.FTS.B, 31.23%, 12/16/26 . 4,392 4,357
FW2266978.UP.FTS.B, 31.24%, 12/16/26 . 2,576 2,556
FW2267010.UP.FTS.B, 31.33%, 12/16/26 . 2,767 2,746
FW2262129.UP.FTS.B, 31.54%, 12/16/26 . 6,887 6,821
FW2264175.UP.FTS.B, 31.56%, 12/16/26 . 2,004 1,989
FW2266885.UP.FTS.B, 31.56%, 12/16/26 . 7,006 (54)
FW2264530.UP.FTS.B, 31.65%, 12/16/26 . 18,000 1,269
FW2263240.UP.FTS.B, 32.21%, 12/16/26 . 3,535 3,508
FW2263862.UP.FTS.B, 32.71%, 12/16/26 . 4,238 4,022
FW2270153.UP.FTS.B, 7.21%, 12/17/26 .. 4,117 4,097
FW2269719.UP.FTS.B, 7.26%, 12/17/26 .. 10,724 10,106
L2269403.UP.FTS.B, 7.47%, 12/17/26 .... 13,713 13,644
L2269259.UP.FTS.B, 8.25%, 12/17/26 .... 2,752 2,738
L2268096.UP.FTS.B, 8.29%, 12/17/26 .... 22,018 21,909
L2268631.UP.FTS.B, 8.37%, 12/17/26 .... 6,423 6,392
L2267269.UP.FTS.B, 8.51%, 12/17/26 .... 13,768 13,700
L2269424.UP.FTS.B, 8.98%, 12/17/26 .... 10,107 10,057
L2269008.UP.FTS.B, 9%, 12/17/26 ...... 13,312 13,246
L2268916.UP.FTS.B, 9.12%, 12/17/26 .... 6,529 6,147
L2270906.UP.FTS.B, 9.12%, 12/17/26 .... 5,046 5,017
L2271105.UP.FTS.B, 9.17%, 12/17/26 .... 31,251 31,099
L2270069.UP.FTS.B, 9.27%, 12/17/26 .... 5,916 5,886
FW2267252.UP.FTS.B, 9.41%, 12/17/26 .. 7,261 7,225
FW2268408.UP.FTS.B, 9.55%, 12/17/26 .. 8,522 2,077
FW2269726.UP.FTS.B, 9.71%, 12/17/26 .. 13,803 13,736
FW2266232.UP.FTS.B, 10.16%, 12/17/26 . 4,605 4,583
FW2269466.UP.FTS.B, 10.59%, 12/17/26 . 3,763 3,545
L2266480.UP.FTS.B, 10.61%, 12/17/26 ... 3,227 3,203
FW2269561.UP.FTS.B, 11.28%, 12/17/26 . 5,908 5,865
L2263798.UP.FTS.B, 11.32%, 12/17/26 ... 24,826 24,646
L2269986.UP.FTS.B, 11.35%, 12/17/26 ... 7,840 7,783
L2268167.UP.FTS.B, 11.62%, 12/17/26 ... 2,891 2,864
L2270002.UP.FTS.B, 11.76%, 12/17/26 ... 4,158 4,128
L2265322.UP.FTS.B, 11.78%, 12/17/26 ... 3,802 3,773
L2269004.UP.FTS.B, 11.83%, 12/17/26 ... 12,015 11,928
L2270705.UP.FTS.B, 12.61%, 12/17/26 ... 9,256 9,190
L2270469.UP.FTS.B, 12.65%, 12/17/26 ... 3,247 3,224
L2269154.UP.FTS.B, 12.96%, 12/17/26 ... 18,962 17,869
L2267510.UP.FTS.B, 13.34%, 12/17/26 ... 10,011 9,940
L2267025.UP.FTS.B, 13.36%, 12/17/26 ... 5,006 4,971
FW2269825.UP.FTS.B, 13.55%, 12/17/26 . 4,623 4,589
L2264006.UP.FTS.B, 13.57%, 12/17/26 ... 9,448 8,903
L2269188.UP.FTS.B, 14.18%, 12/17/26 ... 5,014 4,978
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2259052.UP.FTS.B, 14.44%, 12/17/26 . $ 6,502 $ 6,457
L2270155.UP.FTS.B, 14.46%, 12/17/26 ... 45,698 45,363
L2269061.UP.FTS.B, 14.52%, 12/17/26 ... 4,181 4,151
L2268637.UP.FTS.B, 14.78%, 12/17/26 ... 5,091 5,044
L2269180.UP.FTS.B, 15.1%, 12/17/26 .... 4,185 4,156
L2267803.UP.FTS.B, 15.27%, 12/17/26 ... 5,024 4,989
L2267899.UP.FTS.B, 15.39%, 12/17/26 ... 9,306 9,241
FW2269286.UP.FTS.B, 15.6%, 12/17/26 .. 27,543 27,341
L2269989.UP.FTS.B, 15.72%, 12/17/26 ... 27,935 27,637
L2269665.UP.FTS.B, 16.5%, 12/17/26 .... 15,149 14,987
L2267902.UP.FTS.B, 16.76%, 12/17/26 ... 11,846 11,764
FW2269695.UP.FTS.B, 16.79%, 12/17/26 . 6,997 6,923
L2269419.UP.FTS.B, 17%, 12/17/26 ..... 9,075 8,948
L2267913.UP.FTS.B, 17.09%, 12/17/26 ... 4,667 4,635
FW2270884.UP.FTS.B, 17.41%, 12/17/26 . 14,945 14,786
L2270105.UP.FTS.B, 17.48%, 12/17/26 ... 1,868 1,849
FW2268458.UP.FTS.B, 17.71%, 12/17/26 . 9,345 9,222
L2270652.UP.FTS.B, 17.8%, 12/17/26 .... 2,617 2,589
FW2267256.UP.FTS.B, 17.83%, 12/17/26 . 9,337 9,214
FW2270802.UP.FTS.B, 17.83%, 12/17/26 . 935 925
L2268164.UP.FTS.B, 18.3%, 12/17/26 .... 5,613 5,539
L2270265.UP.FTS.B, 18.3%, 12/17/26 .... 1,871 1,851
L2267799.UP.FTS.B, 18.33%, 12/17/26 ... 6,549 6,480
L2268221.UP.FTS.B, 18.86%, 12/17/26 ... 2,247 2,224
FW2267424.UP.FTS.B, 18.94%, 12/17/26 . 4,672 4,610
L2267275.UP.FTS.B, 19%, 12/17/26 ..... 1,111 1,099
FW2268753.UP.FTS.B, 19.71%, 12/17/26 . 4,708 4,661
L2268708.UP.FTS.B, 19.88%, 12/17/26 ... 4,690 4,629
L2251159.UP.FTS.B, 19.93%, 12/17/26 ... 2,908 2,870
FW2270380.UP.FTS.B, 20.17%, 12/17/26 . 15,955 15,746
FW2267947.UP.FTS.B, 20.33%, 12/17/26 . 5,655 5,610
L2267364.UP.FTS.B, 20.36%, 12/17/26 ... 2,065 2,038
L2268745.UP.FTS.B, 20.6%, 12/17/26 .... 4,134 4,082
L2268926.UP.FTS.B, 20.65%, 12/17/26 ... 25,361 25,030
L2268079.UP.FTS.B, 20.72%, 12/17/26 ... 3,758 3,728
L2256028.UP.FTS.B, 20.74%, 12/17/26 ... 5,602 5,528
L2270132.UP.FTS.B, 20.75%, 12/17/26 ... 1,409 1,400
L2244360.UP.FTS.B, 20.77%, 12/17/26 ... 1,409 1,391
FW2268177.UP.FTS.B, 20.82%, 12/17/26 . 3,288 3,263
L2270631.UP.FTS.B, 21.07%, 12/17/26 ... 11,093 10,949
L2269703.UP.FTS.B, 21.08%, 12/17/26 ... 3,290 3,264
L2268702.UP.FTS.B, 21.51%, 12/17/26 ... 6,406 964
L2268043.UP.FTS.B, 21.67%, 12/17/26 ... 47,042 46,431
FW2269279.UP.FTS.B, 21.88%, 12/17/26 . 13,811 13,691
FW2268457.UP.FTS.B, 22.16%, 12/17/26 . 10,828 10,745
FW2268655.UP.FTS.B, 22.38%, 12/17/26 . 23,549 23,244
FW2263842.UP.FTS.B, 22.41%, 12/17/26 . 14,130 14,021
L2214006.UP.FTS.B, 22.76%, 12/17/26 ... 1,414 1,403
FW2268533.UP.FTS.B, 22.89%, 12/17/26 . 2,828 2,799
L2269383.UP.FTS.B, 23.1%, 12/17/26 .... 3,756 3,726
FW2267880.UP.FTS.B, 23.11%, 12/17/26 . 9,430 9,309
FW2271155.UP.FTS.B, 23.14%, 12/17/26 . 11,317 11,230
FW2270621.UP.FTS.B, 23.29%, 12/17/26 . 4,572 4,530
L2267371.UP.FTS.B, 23.36%, 12/17/26 ... 1,226 1,217
FW2268970.UP.FTS.B, 23.96%, 12/17/26 . 9,443 9,370
FW2270716.UP.FTS.B, 24.09%, 12/17/26 . 4,722 4,686
L2266509.UP.FTS.B, 24.1%, 12/17/26 .... 1,795 1,781
L2269612.UP.FTS.B, 24.24%, 12/17/26 ... 3,307 3,281

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2268352.UP.FTS.B, 24.36%, 12/17/26 . $ 5,771 $ 5,477
L2267445.UP.FTS.B, 24.36%, 12/17/26 ... 11,339 11,252
L2269673.UP.FTS.B, 24.46%, 12/17/26 ... 945 938
L2269335.UP.FTS.B, 24.65%, 12/17/26 ... 2,269 2,251
L2267833.UP.FTS.B, 24.72%, 12/17/26 ... 1,324 1,308
L2267796.UP.FTS.B, 24.73%, 12/17/26 ... 3,372 238
L2270986.UP.FTS.B, 24.74%, 12/17/26 ... 945 933
L2269672.UP.FTS.B, 24.89%, 12/17/26 ... 5,863 5,818
L2267867.UP.FTS.B, 24.95%, 12/17/26 ... 9,711 2,837
FW2269543.UP.FTS.B, 24.98%, 12/17/26 . 10,877 10,793
FW2268690.UP.FTS.B, 25.01%, 12/17/26 . 9,617 9,131
L2270388.UP.FTS.B, 25.02%, 12/17/26 ... 1,432 1,359
L2267853.UP.FTS.B, 25.14%, 12/17/26 ... 2,461 2,442
L2268401.UP.FTS.B, 25.14%, 12/17/26 ... 3,223 3,198
L2270209.UP.FTS.B, 25.15%, 12/17/26 ... 1,987 1,971
L2269834.UP.FTS.B, 25.17%, 12/17/26 ... 1,389 99
L2268106.UP.FTS.B, 25.26%, 12/17/26 ... 21,379 21,215
L2267192.UP.FTS.B, 25.29%, 12/17/26 ... 1,987 1,972
L2269322.UP.FTS.B, 25.3%, 12/17/26 .... 2,744 2,723
L2268468.UP.FTS.B, 25.32%, 12/17/26 ... 3,312 3,287
L2269795.UP.FTS.B, 25.35%, 12/17/26 ... 3,693 3,664
L2267659.UP.FTS.B, 25.42%, 12/17/26 ... 1,988 1,973
L2269566.UP.FTS.B, 25.42%, 12/17/26 ... 5,458 5,415
L2267258.UP.FTS.B, 25.45%, 12/17/26 ... 4,354 4,320
FW2271097.UP.FTS.B, 25.52%, 12/17/26 . 3,444 49
FW2267291.UP.FTS.B, 25.54%, 12/17/26 . 1,000 72
FW2271160.UP.FTS.B, 25.56%, 12/17/26 . 16,092 15,969
L2268244.UP.FTS.B, 25.64%, 12/17/26 ... 7,858 7,798
L2270962.UP.FTS.B, 25.74%, 12/17/26 ... 3,306 3,280
FW2268057.UP.FTS.B, 25.81%, 12/17/26 . 1,894 1,880
L2270498.UP.FTS.B, 25.87%, 12/17/26 ... 10,634 10,549
L2262513.UP.FTS.B, 25.9%, 12/17/26 .... 6,629 6,579
FW2267132.UP.FTS.B, 25.96%, 12/17/26 . 10,619 3,103
L2265919.UP.FTS.B, 26.09%, 12/17/26 ... 2,368 2,350
FW2271111.UP.FTS.B, 26.4%, 12/17/26 .. 5,795 5,502
FW2268918.UP.FTS.B, 26.51%, 12/17/26 . 2,377 2,359
FW2267544.UP.FTS.B, 26.57%, 12/17/26 . 9,480 9,408
L2267802.UP.FTS.B, 26.75%, 12/17/26 ... 4,646 4,611
FW2266279.UP.FTS.B, 26.77%, 12/17/26 . 1,968 139
FW2268433.UP.FTS.B, 26.8%, 12/17/26 .. 3,897 585
FW2269440.UP.FTS.B, 26.99%, 12/17/26 . 683 673
FW2268673.UP.FTS.B, 27.06%, 12/17/26 . 23,718 23,538
FW2265199.UP.FTS.B, 27.31%, 12/17/26 . 5,228 4,961
FW2270087.UP.FTS.B, 27.31%, 12/17/26 . 14,472 13,740
FW2265165.UP.FTS.B, 27.41%, 12/17/26 . 1,100 78
FW2270167.UP.FTS.B, 27.42%, 12/17/26 . 14,240 14,133
FW2267207.UP.FTS.B, 27.44%, 12/17/26 . 39,240 5,902
FW2258741.UP.FTS.B, 27.63%, 12/17/26 . 2,564 2,544
FW2267900.UP.FTS.B, 27.72%, 12/17/26 . 2,417 709
FW2260873.UP.FTS.B, 27.95%, 12/17/26 . 1,803 1,784
FW2267234.UP.FTS.B, 28.03%, 12/17/26 . 1,109 1,100
FW2270882.UP.FTS.B, 28.04%, 12/17/26 . 9,584 9,094
FW2271010.UP.FTS.B, 28.2%, 12/17/26 .. 2,876 2,729
FW2267678.UP.FTS.B, 28.34%, 12/17/26 . 2,661 2,641
FW2268404.UP.FTS.B, 28.34%, 12/17/26 . 915 907
FW2270459.UP.FTS.B, 28.48%, 12/17/26 . 12,279 12,124
FW2267548.UP.FTS.B, 28.61%, 12/17/26 . 4,374 4,341
FW2269324.UP.FTS.B, 28.61%, 12/17/26 . 14,357 14,252
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2266293.UP.FTS.B, 28.87%, 12/17/26 . $ 2,663 $ 2,643
FW2269702.UP.FTS.B, 29.06%, 12/17/26 . 3,978 282
FW2269400.UP.FTS.B, 29.19%, 12/17/26 . 5,755 5,714
FW2267743.UP.FTS.B, 29.41%, 12/17/26 . 3,807 3,779
FW2271113.UP.FTS.B, 29.49%, 12/17/26 . 3,341 3,316
FW2269705.UP.FTS.B, 29.7%, 12/17/26 .. 4,951 4,914
FW2269252.UP.FTS.B, 29.77%, 12/17/26 . 4,729 4,692
FW2269827.UP.FTS.B, 29.81%, 12/17/26 . 19,205 18,227
FW2268163.UP.FTS.B, 29.95%, 12/17/26 . 4,802 4,768
FW2268908.UP.FTS.B, 29.95%, 12/17/26 . 30,481 30,254
FW2260471.UP.FTS.B, 30.04%, 12/17/26 . 7,621 7,564
FW2270337.UP.FTS.B, 30.28%, 12/17/26 . 765 754
FW2270592.UP.FTS.B, 30.29%, 12/17/26 . 1,239 1,230
FW2271092.UP.FTS.B, 30.29%, 12/17/26 . 953 946
FW2260486.UP.FTS.B, 30.33%, 12/17/26 . 14,295 14,189
FW2269736.UP.FTS.B, 30.38%, 12/17/26 . 2,811 828
FW2266749.UP.FTS.B, 30.39%, 12/17/26 . 1,239 1,230
FW2268059.UP.FTS.B, 30.46%, 12/17/26 . 1,100 78
FW2270022.UP.FTS.B, 30.5%, 12/17/26 .. 9,532 9,462
FW2267249.UP.FTS.B, 30.71%, 12/17/26 . 17,172 17,041
FW2268849.UP.FTS.B, 30.8%, 12/17/26 .. 4,669 709
FW2267325.UP.FTS.B, 30.83%, 12/17/26 . 2,289 2,272
FW2270615.UP.FTS.B, 30.87%, 12/17/26 . 1,526 1,515
FW2269601.UP.FTS.B, 30.92%, 12/17/26 . 1,717 1,704
FW2267768.UP.FTS.B, 30.94%, 12/17/26 . 17,363 (82)
FW2269462.UP.FTS.B, 30.96%, 12/17/26 . 9,499 9,053
FW2269865.UP.FTS.B, 30.96%, 12/17/26 . 1,335 1,325
FW2269782.UP.FTS.B, 31.05%, 12/17/26 . 7,727 7,670
FW2270320.UP.FTS.B, 31.1%, 12/17/26 .. 1,717 1,704
FW2269241.UP.FTS.B, 31.11%, 12/17/26 . 1,000 7
FW2267089.UP.FTS.B, 31.13%, 12/17/26 . 2,388 2,370
FW2267969.UP.FTS.B, 31.13%, 12/17/26 . 3,912 3,883
FW2269179.UP.FTS.B, 31.16%, 12/17/26 . 12,403 12,311
FW2270883.UP.FTS.B, 31.21%, 12/17/26 . 5,500 382
FW2269656.UP.FTS.B, 31.22%, 12/17/26 . 1,527 1,516
FW2268923.UP.FTS.B, 31.23%, 12/17/26 . 9,733 9,661
FW2269622.UP.FTS.B, 31.24%, 12/17/26 . 1,050 1,042
FW2266605.UP.FTS.B, 31.38%, 12/17/26 . 2,290 2,273
FW2267887.UP.FTS.B, 31.51%, 12/17/26 . 4,621 4,386
FW2267444.UP.FTS.B, 31.58%, 12/17/26 . 5,098 1,508
FW2268010.UP.FTS.B, 31.72%, 12/17/26 . 2,246 2,167
FW2475907.UP.FTS.B, 4.84%, 1/20/27 ... 38,775 38,677
L2474579.UP.FTS.B, 4.95%, 1/20/27 .... 23,097 23,035
L2474331.UP.FTS.B, 5.25%, 1/20/27 .... 9,250 9,227
L2471525.UP.FTS.B, 5.57%, 1/20/27 .... 37,068 36,975
L2475396.UP.FTS.B, 5.61%, 1/20/27 .... 46,338 46,222
L2474959.UP.FTS.B, 5.82%, 1/20/27 .... 7,417 7,399
L2475014.UP.FTS.B, 5.92%, 1/20/27 .... 1,113 1,110
L2472984.UP.FTS.B, 6.81%, 1/20/27 .... 3,480 3,470
FW2475429.UP.FTS.B, 7.27%, 1/20/27 ... 7,243 7,214
FW2473269.UP.FTS.B, 7.61%, 1/20/27 ... 3,721 3,704
L2473931.UP.FTS.B, 7.74%, 1/20/27 .... 15,809 15,739
L2452101.UP.FTS.B, 7.79%, 1/20/27 .... 11,165 11,139
L2475724.UP.FTS.B, 7.86%, 1/20/27 .... 9,264 9,222
L2473325.UP.FTS.B, 8.62%, 1/20/27 .... 2,338 2,202
L2473450.UP.FTS.B, 8.65%, 1/20/27 .... 23,296 23,195
FW2473955.UP.FTS.B, 8.68%, 1/20/27 ... 3,633 3,617
L2475523.UP.FTS.B, 8.93%, 1/20/27 .... 9,323 9,283

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2473331.UP.FTS.B, 9.04%, 1/20/27 ... $ 16,417 $ 16,343
L2473688.UP.FTS.B, 9.31%, 1/20/27 .... 9,329 9,289
L2474865.UP.FTS.B, 9.49%, 1/20/27 .... 3,957 3,937
L2474080.UP.FTS.B, 9.61%, 1/20/27 .... 8,826 8,787
L2472065.UP.FTS.B, 9.95%, 1/20/27 .... 7,005 6,975
FW2475501.UP.FTS.B, 9.96%, 1/20/27 ... 23,349 23,250
L2474958.UP.FTS.B, 10.36%, 1/20/27 .... 4,000 292
FW2473429.UP.FTS.B, 10.42%, 1/20/27 .. 4,674 4,654
FW2472711.UP.FTS.B, 10.61%, 1/20/27 .. 4,576 4,536
L2473817.UP.FTS.B, 10.77%, 1/20/27 .... 14,904 14,806
FW2472488.UP.FTS.B, 10.89%, 1/20/27 .. 4,677 4,647
FW2475584.UP.FTS.B, 10.93%, 1/20/27 .. 4,678 4,647
L2473418.UP.FTS.B, 10.96%, 1/20/27 .... 16,840 16,731
L2474933.UP.FTS.B, 11.24%, 1/20/27 .... 27,144 26,968
L2473427.UP.FTS.B, 11.29%, 1/20/27 .... 18,722 18,601
L2473231.UP.FTS.B, 11.36%, 1/20/27 .... 5,999 5,963
L2473112.UP.FTS.B, 11.72%, 1/20/27 .... 4,683 4,653
L2471911.UP.FTS.B, 11.83%, 1/20/27 .... 12,180 12,102
L2475887.UP.FTS.B, 12.32%, 1/20/27 .... 9,366 9,306
L2471859.UP.FTS.B, 12.54%, 1/20/27 .... 14,070 13,980
L2471923.UP.FTS.B, 12.71%, 1/20/27 .... 46,913 46,614
L2474658.UP.FTS.B, 12.78%, 1/20/27 .... 4,692 4,662
L2471497.UP.FTS.B, 12.88%, 1/20/27 .... 7,039 6,994
L2471480.UP.FTS.B, 13.4%, 1/20/27 .... 2,811 2,790
L2475656.UP.FTS.B, 13.51%, 1/20/27 .... 2,818 2,801
L2474789.UP.FTS.B, 13.64%, 1/20/27 .... 23,492 23,342
FW2474683.UP.FTS.B, 13.75%, 1/20/27 .. 3,289 3,268
L2474173.UP.FTS.B, 13.96%, 1/20/27 .... 3,733 3,709
L2473476.UP.FTS.B, 14%, 1/20/27 ...... 6,238 6,195
L2471439.UP.FTS.B, 14.4%, 1/20/27 .... 1,035 1,028
L2472468.UP.FTS.B, 14.46%, 1/20/27 .... 5,645 5,610
L2474447.UP.FTS.B, 14.59%, 1/20/27 .... 4,141 4,115
L2475352.UP.FTS.B, 14.64%, 1/20/27 .... 17,129 17,021
L2475028.UP.FTS.B, 14.75%, 1/20/27 .... 4,706 4,677
FW2470981.UP.FTS.B, 15.29%, 1/20/27 .. 47,627 44,915
FW2471019.UP.FTS.B, 15.35%, 1/20/27 .. 1,035 1,028
L2474491.UP.FTS.B, 15.9%, 1/20/27 .... 4,147 4,108
L2471752.UP.FTS.B, 16.14%, 1/20/27 .... 5,660 5,606
L2471789.UP.FTS.B, 16.78%, 1/20/27 .... 28,281 28,104
L2471603.UP.FTS.B, 17.27%, 1/20/27 .... 5,953 5,897
L2475804.UP.FTS.B, 18.1%, 1/20/27 .... 1,054 1,043
L2471460.UP.FTS.B, 18.18%, 1/20/27 .... 37,845 37,489
L2473506.UP.FTS.B, 18.22%, 1/20/27 .... 9,463 9,352
L2475868.UP.FTS.B, 18.54%, 1/20/27 .... 3,219 3,181
FW2472357.UP.FTS.B, 18.64%, 1/20/27 .. 18,935 18,714
FW2472703.UP.FTS.B, 18.76%, 1/20/27 .. 6,628 6,551
L2475296.UP.FTS.B, 18.87%, 1/20/27 .... 1,883 1,865
L2474435.UP.FTS.B, 18.97%, 1/20/27 .... 4,736 4,681
L2472163.UP.FTS.B, 19.55%, 1/20/27 .... 4,148 4,099
L2471471.UP.FTS.B, 19.65%, 1/20/27 .... 6,637 6,559
L2474729.UP.FTS.B, 20.39%, 1/20/27 .... 9,491 9,426
FW2472361.UP.FTS.B, 20.41%, 1/20/27 .. 10,060 9,992
L2472392.UP.FTS.B, 21.16%, 1/20/27 .... 3,682 3,652
L2473064.UP.FTS.B, 21.2%, 1/20/27 .... 1,235 1,221
FW2472901.UP.FTS.B, 21.26%, 1/20/27 .. 9,502 9,438
FW2471738.UP.FTS.B, 21.32%, 1/20/27 .. 6,652 6,575
L2473306.UP.FTS.B, 21.55%, 1/20/27 .... 5,703 5,637
FW2471250.UP.FTS.B, 21.95%, 1/20/27 .. 3,804 3,779
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2474203.UP.FTS.B, 22.33%, 1/20/27 .... $ 14,298 $ 14,202
L2471355.UP.FTS.B, 22.37%, 1/20/27 .... 5,827 1,604
FW2470992.UP.FTS.B, 22.85%, 1/20/27 .. 1,856 1,842
L2474696.UP.FTS.B, 23.07%, 1/20/27 .... 3,067 895
FW2475846.UP.FTS.B, 23.25%, 1/20/27 .. 4,368 4,153
L2471971.UP.FTS.B, 23.61%, 1/20/27 .... 4,956 4,923
FW2474184.UP.FTS.B, 23.79%, 1/20/27 .. 4,385 4,356
L2472806.UP.FTS.B, 24.05%, 1/20/27 .... 11,250 11,163
FW2473402.UP.FTS.B, 24.11%, 1/20/27 .. 17,167 17,052
FW2471587.UP.FTS.B, 24.31%, 1/20/27 .. 1,908 1,895
L2473421.UP.FTS.B, 24.31%, 1/20/27 .... 18,420 18,284
FW2475492.UP.FTS.B, 24.4%, 1/20/27 ... 2,862 2,843
L2475345.UP.FTS.B, 24.61%, 1/20/27 .... 4,817 4,547
L2474208.UP.FTS.B, 24.67%, 1/20/27 .... 1,428 1,419
L2472023.UP.FTS.B, 24.83%, 1/20/27 .... 2,577 2,560
L2473063.UP.FTS.B, 25.05%, 1/20/27 .... 960 954
L2475329.UP.FTS.B, 25.09%, 1/20/27 .... 4,775 4,743
L2470742.UP.FTS.B, 25.25%, 1/20/27 .... 2,483 2,467
L2470870.UP.FTS.B, 25.27%, 1/20/27 .... 4,394 4,364
L2471521.UP.FTS.B, 25.28%, 1/20/27 .... 1,062 1,050
L2474417.UP.FTS.B, 25.31%, 1/20/27 .... 2,828 2,719
L2471728.UP.FTS.B, 25.34%, 1/20/27 .... 9,878 9,809
L2471667.UP.FTS.B, 25.39%, 1/20/27 .... 7,451 7,402
L2474715.UP.FTS.B, 25.42%, 1/20/27 .... 2,581 2,564
L2474965.UP.FTS.B, 25.47%, 1/20/27 .... 1,624 1,613
L2474671.UP.FTS.B, 25.48%, 1/20/27 .... 5,785 5,496
L2472226.UP.FTS.B, 25.56%, 1/20/27 .... 3,153 3,132
L2475761.UP.FTS.B, 25.56%, 1/20/27 .... 5,959 872
FW2472063.UP.FTS.B, 25.58%, 1/20/27 .. 1,061 1,008
FW2472820.UP.FTS.B, 25.64%, 1/20/27 .. 2,867 2,848
FW2472256.UP.FTS.B, 25.92%, 1/20/27 .. 1,984 70
FW2473823.UP.FTS.B, 26.1%, 1/20/27 ... 2,400 99
L2471756.UP.FTS.B, 26.47%, 1/20/27 .... 1,048 1,041
FW2471391.UP.FTS.B, 26.65%, 1/20/27 .. 2,392 2,376
L2474425.UP.FTS.B, 26.68%, 1/20/27 .... 4,784 4,752
FW2472110.UP.FTS.B, 27.03%, 1/20/27 .. 12,443 12,361
FW2474738.UP.FTS.B, 27.15%, 1/20/27 .. 2,680 2,663
FW2473799.UP.FTS.B, 27.38%, 1/20/27 .. 21,248 20,208
FW2475280.UP.FTS.B, 27.6%, 1/20/27 ... 11,972 11,893
L2475015.UP.FTS.B, 27.6%, 1/20/27 .... 5,747 5,709
FW2473516.UP.FTS.B, 27.87%, 1/20/27 .. 4,400 309
FW2473211.UP.FTS.B, 27.91%, 1/20/27 .. 5,844 5,806
L2473038.UP.FTS.B, 28.44%, 1/20/27 .... 3,164 3,143
FW2475609.UP.FTS.B, 28.57%, 1/20/27 .. 5,707 5,667
FW2475241.UP.FTS.B, 28.86%, 1/20/27 .. 1,535 1,525
FW2472537.UP.FTS.B, 29.07%, 1/20/27 .. 3,838 3,812
FW2474456.UP.FTS.B, 29.17%, 1/20/27 .. 1,100 77
FW2471955.UP.FTS.B, 29.47%, 1/20/27 .. 6,290 5,977
FW2472883.UP.FTS.B, 29.5%, 1/20/27 ... 9,760 9,284
FW2472042.UP.FTS.B, 29.53%, 1/20/27 .. 3,641 3,617
FW2468507.UP.FTS.B, 29.73%, 1/20/27 .. 11,521 11,446
FW2471704.UP.FTS.B, 29.74%, 1/20/27 .. 9,931 2,954
FW2475643.UP.FTS.B, 29.93%, 1/20/27 .. 1,458 1,388
FW2473392.UP.FTS.B, 30.03%, 1/20/27 .. 3,222 959
FW2475302.UP.FTS.B, 30.28%, 1/20/27 .. 4,611 4,581
FW2473605.UP.FTS.B, 30.38%, 1/20/27 .. 1,367 406
FW2474444.UP.FTS.B, 30.39%, 1/20/27 .. 4,382 4,351
FW2471876.UP.FTS.B, 30.6%, 1/20/27 ... 1,634 1,623

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2473364.UP.FTS.B, 30.68%, 1/20/27 .. $ 1,200 $ 83
FW2473795.UP.FTS.B, 30.76%, 1/20/27 .. 1,451 432
FW2473987.UP.FTS.B, 30.82%, 1/20/27 .. 5,767 5,730
FW2471934.UP.FTS.B, 30.86%, 1/20/27 .. 2,325 2,210
FW2473631.UP.FTS.B, 30.87%, 1/20/27 .. 1,148 1,140
FW2473454.UP.FTS.B, 30.96%, 1/20/27 .. 8,597 8,178
FW2475760.UP.FTS.B, 30.97%, 1/20/27 .. 17,305 17,192
FW2474925.UP.FTS.B, 31.01%, 1/20/27 .. 1,647 1,566
FW2425853.UP.FTS.B, 31.04%, 1/20/27 .. 3,259 3,237
FW2472669.UP.FTS.B, 31.04%, 1/20/27 .. 1,488 (6)
FW2471357.UP.FTS.B, 31.05%, 1/20/27 .. 1,346 1,337
FW2470766.UP.FTS.B, 31.08%, 1/20/27 .. 1,250 1,242
FW2475230.UP.FTS.B, 31.1%, 1/20/27 ... 1,442 1,433
FW2472231.UP.FTS.B, 31.13%, 1/20/27 .. 1,430 1,419
FW2474487.UP.FTS.B, 31.14%, 1/20/27 .. 21,888 20,814
FW2471006.UP.FTS.B, 31.15%, 1/20/27 .. 1,576 1,564
FW2475753.UP.FTS.B, 31.17%, 1/20/27 .. 4,135 4,108
FW2470630.UP.FTS.B, 31.2%, 1/20/27 ... 1,731 1,720
FW2417723.UP.FTS.B, 31.22%, 1/20/27 .. 6,924 6,879
FW2473522.UP.FTS.B, 31.22%, 1/20/27 .. 2,925 2,782
FW2475257.UP.FTS.B, 31.23%, 1/20/27 .. 7,405 7,357
FW2473580.UP.FTS.B, 31.24%, 1/20/27 .. 1,551 1,474
FW2473144.UP.FTS.B, 31.25%, 1/20/27 .. 1,904 1,891
FW2471867.UP.FTS.B, 31.46%, 1/20/27 .. 4,394 4,356
FW2473891.UP.FTS.B, 31.57%, 1/20/27 .. 7,282 7,226
FW2473130.UP.FTS.B, 31.62%, 1/20/27 .. 7,215 7,169
FW2473201.UP.FTS.B, 31.68%, 1/20/27 .. 14,145 14,054
FW2475548.UP.FTS.B, 31.69%, 1/20/27 .. 4,056 4,031
FW2471457.UP.FTS.B, 31.71%, 1/20/27 .. 2,012 1,999
FW2472191.UP.FTS.B, 31.72%, 1/20/27 .. 2,235 664
FW2475312.UP.FTS.B, 31.98%, 1/20/27 .. 950 918
L2481582.UP.FTS.B, 4.62%, 1/21/27 .... 36,997 36,904
L2478241.UP.FTS.B, 4.87%, 1/21/27 .... 19,435 19,386
L2477575.UP.FTS.B, 4.96%, 1/21/27 .... 10,397 10,367
L2478449.UP.FTS.B, 5.07%, 1/21/27 .... 45,366 45,253
FW2478227.UP.FTS.B, 5.11%, 1/21/27 ... 10,185 10,160
L2478495.UP.FTS.B, 5.12%, 1/21/27 .... 9,259 9,236
L2446259.UP.FTS.B, 5.18%, 1/21/27 .... 9,258 9,235
L2478632.UP.FTS.B, 5.24%, 1/21/27 .... 18,523 18,477
L2477767.UP.FTS.B, 5.31%, 1/21/27 .... 13,894 13,859
L2478466.UP.FTS.B, 5.39%, 1/21/27 .... 10,180 10,155
L2478450.UP.FTS.B, 5.42%, 1/21/27 .... 5,559 5,545
L2480061.UP.FTS.B, 5.73%, 1/21/27 .... 11,031 11,004
L2459372.UP.FTS.B, 5.76%, 1/21/27 .... 13,906 13,871
L2477090.UP.FTS.B, 5.84%, 1/21/27 .... 5,563 5,549
L2477803.UP.FTS.B, 6.01%, 1/21/27 .... 38,826 38,729
L2477744.UP.FTS.B, 6.17%, 1/21/27 .... 34,326 34,243
L2476427.UP.FTS.B, 6.24%, 1/21/27 .... 9,278 9,256
FW2476186.UP.FTS.B, 6.33%, 1/21/27 ... 23,200 23,144
L2477424.UP.FTS.B, 6.43%, 1/21/27 .... 18,563 18,519
L2480644.UP.FTS.B, 6.59%, 1/21/27 .... 23,211 23,155
L2480479.UP.FTS.B, 6.6%, 1/21/27 ..... 5,942 5,928
L2480622.UP.FTS.B, 6.63%, 1/21/27 .... 29,712 29,641
L2479361.UP.FTS.B, 6.78%, 1/21/27 .... 19,504 19,457
L2478485.UP.FTS.B, 6.81%, 1/21/27 .... 13,334 13,298
L2478510.UP.FTS.B, 7.06%, 1/21/27 .... 1,365 1,362
FW2480731.UP.FTS.B, 7.27%, 1/21/27 ... 11,527 11,500
L2461602.UP.FTS.B, 7.51%, 1/21/27 .... 46,499 46,299
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2478233.UP.FTS.B, 7.75%, 1/21/27 .... $ 3,722 $ 3,706
FW2480389.UP.FTS.B, 7.87%, 1/21/27 ... 6,979 6,949
L2476700.UP.FTS.B, 8.05%, 1/21/27 .... 4,142 4,120
L2482145.UP.FTS.B, 8.06%, 1/21/27 .... 17,704 17,635
FW2479918.UP.FTS.B, 8.11%, 1/21/27 ... 1,859 1,851
L2441819.UP.FTS.B, 8.4%, 1/21/27 ..... 9,626 2,342
L2477326.UP.FTS.B, 8.52%, 1/21/27 .... 23,291 23,192
L2480346.UP.FTS.B, 8.56%, 1/21/27 .... 2,302 2,292
L2476447.UP.FTS.B, 8.62%, 1/21/27 .... 9,102 9,061
L2479074.UP.FTS.B, 8.74%, 1/21/27 .... 3,914 3,898
L2481499.UP.FTS.B, 9.01%, 1/21/27 .... 3,441 3,426
L2477347.UP.FTS.B, 9.48%, 1/21/27 .... 1,586 1,580
FW2478172.UP.FTS.B, 9.55%, 1/21/27 ... 5,600 5,577
L2477329.UP.FTS.B, 9.62%, 1/21/27 .... 8,401 8,366
L2477858.UP.FTS.B, 9.8%, 1/21/27 ..... 22,876 22,781
L2450265.UP.FTS.B, 9.85%, 1/21/27 .... 3,735 3,720
L2480599.UP.FTS.B, 9.99%, 1/21/27 .... 21,301 21,165
FW2479183.UP.FTS.B, 10.05%, 1/21/27 .. 7,940 7,889
FW2477988.UP.FTS.B, 10.11%, 1/21/27 .. 3,737 3,713
FW2479731.UP.FTS.B, 10.13%, 1/21/27 .. 14,562 14,501
L2477998.UP.FTS.B, 10.21%, 1/21/27 .... 18,139 18,015
L2480405.UP.FTS.B, 10.65%, 1/21/27 .... 5,610 5,575
FW2478301.UP.FTS.B, 10.7%, 1/21/27 ... 6,920 6,892
FW2480560.UP.FTS.B, 10.78%, 1/21/27 .. 5,144 5,111
L2476472.UP.FTS.B, 10.79%, 1/21/27 .... 4,676 4,647
FW2480584.UP.FTS.B, 10.82%, 1/21/27 .. 5,592 5,556
L2476061.UP.FTS.B, 10.91%, 1/21/27 .... 22,077 21,986
L2476577.UP.FTS.B, 11.24%, 1/21/27 .... 3,751 3,729
FW2480576.UP.FTS.B, 11.26%, 1/21/27 .. 22,090 21,951
FW2480948.UP.FTS.B, 11.69%, 1/21/27 .. 23,418 23,270
FW2480972.UP.FTS.B, 11.69%, 1/21/27 .. 4,684 4,654
L2477410.UP.FTS.B, 11.79%, 1/21/27 .... 13,802 13,711
FW2477060.UP.FTS.B, 11.89%, 1/21/27 .. 28,173 28,008
FW2478362.UP.FTS.B, 11.97%, 1/21/27 .. 4,785 4,515
L2453936.UP.FTS.B, 12.38%, 1/21/27 .... 1,200 1,190
L2481328.UP.FTS.B, 12.51%, 1/21/27 .... 4,690 4,660
L2479402.UP.FTS.B, 12.63%, 1/21/27 .... 7,036 6,992
FW2481147.UP.FTS.B, 12.81%, 1/21/27 .. 9,384 9,326
FW2480666.UP.FTS.B, 12.82%, 1/21/27 .. 18,768 18,651
FW2476907.UP.FTS.B, 12.84%, 1/21/27 .. 4,214 4,187
L2480627.UP.FTS.B, 13.09%, 1/21/27 .... 6,008 5,971
L2479108.UP.FTS.B, 13.57%, 1/21/27 .... 22,548 22,408
FW2476623.UP.FTS.B, 13.66%, 1/21/27 .. 7,051 7,010
L2480452.UP.FTS.B, 14.24%, 1/21/27 .... 4,703 4,674
L2480894.UP.FTS.B, 14.25%, 1/21/27 .... 11,099 11,030
L2478328.UP.FTS.B, 14.36%, 1/21/27 .... 23,518 23,373
L2481349.UP.FTS.B, 14.92%, 1/21/27 .... 7,156 7,112
FW2476598.UP.FTS.B, 14.99%, 1/21/27 .. 9,401 9,343
FW2479747.UP.FTS.B, 15%, 1/21/27 .... 4,708 4,679
FW2476545.UP.FTS.B, 15.04%, 1/21/27 .. 9,417 9,360
FW2476940.UP.FTS.B, 15.14%, 1/21/27 .. 3,014 2,996
L2472995.UP.FTS.B, 15.34%, 1/21/27 .... 2,826 2,800
L2476780.UP.FTS.B, 15.94%, 1/21/27 .... 4,715 4,671
L2478232.UP.FTS.B, 15.98%, 1/21/27 .... 9,576 9,044
FW2477987.UP.FTS.B, 16%, 1/21/27 .... 6,740 6,368
L2478528.UP.FTS.B, 16.29%, 1/21/27 .... 4,359 4,309
L2481261.UP.FTS.B, 16.32%, 1/21/27 .... 28,307 28,045
L2480206.UP.FTS.B, 16.56%, 1/21/27 .... 33,036 32,836

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2480635.UP.FTS.B, 16.62%, 1/21/27 .... $ 4,720 $ 4,676
L2481665.UP.FTS.B, 17.36%, 1/21/27 .... 3,780 3,745
FW2476814.UP.FTS.B, 17.49%, 1/21/27 .. 4,734 4,683
L2477405.UP.FTS.B, 17.76%, 1/21/27 .... 20,546 20,354
L2479920.UP.FTS.B, 17.89%, 1/21/27 .... 20,738 20,544
L2479195.UP.FTS.B, 17.9%, 1/21/27 .... 5,673 5,608
FW2480097.UP.FTS.B, 18.93%, 1/21/27 .. 3,031 3,003
L2482226.UP.FTS.B, 19.47%, 1/21/27 .... 15,166 14,994
FW2477756.UP.FTS.B, 19.8%, 1/21/27 ... 2,845 2,813
L2482112.UP.FTS.B, 19.84%, 1/21/27 .... 4,173 4,126
FW2470384.UP.FTS.B, 19.99%, 1/21/27 .. 5,691 5,627
FW2479611.UP.FTS.B, 20.18%, 1/21/27 .. 9,793 1,495
FW2478138.UP.FTS.B, 20.35%, 1/21/27 .. 18,873 18,745
L2481444.UP.FTS.B, 20.35%, 1/21/27 .... 7,592 7,543
FW2478527.UP.FTS.B, 20.76%, 1/21/27 .. 21,350 21,224
L2441362.UP.FTS.B, 20.97%, 1/21/27 .... 4,761 4,711
FW2479867.UP.FTS.B, 21.17%, 1/21/27 .. 3,040 3,021
L2481056.UP.FTS.B, 21.36%, 1/21/27 .... 1,895 1,883
L2475998.UP.FTS.B, 21.42%, 1/21/27 .... 8,520 8,422
FW2478245.UP.FTS.B, 22.19%, 1/21/27 .. 4,721 4,688
FW2477649.UP.FTS.B, 22.43%, 1/21/27 .. 19,401 18,449
L2478209.UP.FTS.B, 22.48%, 1/21/27 .... 5,710 5,674
L2476636.UP.FTS.B, 22.64%, 1/21/27 .... 898 890
L2476441.UP.FTS.B, 22.74%, 1/21/27 .... 5,236 5,203
L2481616.UP.FTS.B, 22.8%, 1/21/27 .... 3,025 3,005
L2481541.UP.FTS.B, 22.92%, 1/21/27 .... 6,795 6,709
L2475307.UP.FTS.B, 23.31%, 1/21/27 .... 2,096 2,083
FW2477308.UP.FTS.B, 23.41%, 1/21/27 .. 8,300 8,203
FW2479645.UP.FTS.B, 23.45%, 1/21/27 .. 3,812 3,788
L2476876.UP.FTS.B, 23.51%, 1/21/27 .... 4,574 4,545
L2477364.UP.FTS.B, 23.94%, 1/21/27 .... 5,725 5,689
FW2476171.UP.FTS.B, 24.01%, 1/21/27 .. 3,433 3,411
L2476196.UP.FTS.B, 24.05%, 1/21/27 .... 1,893 1,874
FW2477100.UP.FTS.B, 24.23%, 1/21/27 .. 7,487 1,151
L2480692.UP.FTS.B, 24.23%, 1/21/27 .... 1,049 1,043
L2480153.UP.FTS.B, 24.26%, 1/21/27 .... 1,348 1,281
FW2476307.UP.FTS.B, 24.31%, 1/21/27 .. 1,526 1,517
FW2481631.UP.FTS.B, 24.65%, 1/21/27 .. 5,300 810
L2438024.UP.FTS.B, 24.89%, 1/21/27 .... 2,005 1,992
L2481353.UP.FTS.B, 24.94%, 1/21/27 .... 8,115 8,064
L2476929.UP.FTS.B, 25.01%, 1/21/27 .... 4,703 4,519
L2477192.UP.FTS.B, 25.1%, 1/21/27 .... 6,476 6,157
L2477602.UP.FTS.B, 25.12%, 1/21/27 .... 3,820 3,777
FW2482147.UP.FTS.B, 25.15%, 1/21/27 .. 5,252 5,219
FW2477086.UP.FTS.B, 25.18%, 1/21/27 .. 9,550 9,490
L2450581.UP.FTS.B, 25.25%, 1/21/27 .... 4,393 4,366
L2478464.UP.FTS.B, 25.27%, 1/21/27 .... 3,343 3,322
L2480444.UP.FTS.B, 25.32%, 1/21/27 .... 1,898 1,876
L2477167.UP.FTS.B, 25.34%, 1/21/27 .... 4,769 1,404
L2476431.UP.FTS.B, 25.35%, 1/21/27 .... 1,428 1,419
L2476905.UP.FTS.B, 25.37%, 1/21/27 .... 18,777 18,662
L2480361.UP.FTS.B, 25.41%, 1/21/27 .... 13,961 13,277
L2476949.UP.FTS.B, 25.42%, 1/21/27 .... 2,175 333
L2480238.UP.FTS.B, 25.42%, 1/21/27 .... 1,051 1,039
L2476482.UP.FTS.B, 25.43%, 1/21/27 .... 1,051 1,044
L2477171.UP.FTS.B, 25.43%, 1/21/27 .... 3,821 3,797
L2480918.UP.FTS.B, 25.48%, 1/21/27 .... 1,338 1,329
L2480345.UP.FTS.B, 25.5%, 1/21/27 .... 11,460 11,388
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2449100.UP.FTS.B, 25.52%, 1/21/27 .... $ 3,274 $ 55
L2477959.UP.FTS.B, 25.85%, 1/21/27 .... 9,558 9,498
FW2475730.UP.FTS.B, 25.91%, 1/21/27 .. 16,783 15,951
L2478675.UP.FTS.B, 25.98%, 1/21/27 .... 18,433 18,296
L2482239.UP.FTS.B, 26.18%, 1/21/27 .... 4,750 4,718
FW2477396.UP.FTS.B, 26.27%, 1/21/27 .. 3,408 3,242
FW2479519.UP.FTS.B, 26.72%, 1/21/27 .. 20,858 20,728
FW2478637.UP.FTS.B, 26.86%, 1/21/27 .. 7,656 7,608
L2476870.UP.FTS.B, 26.94%, 1/21/27 .... 2,871 2,839
FW2476597.UP.FTS.B, 26.97%, 1/21/27 .. 5,718 5,681
FW2477799.UP.FTS.B, 27%, 1/21/27 .... 28,713 28,534
FW2480047.UP.FTS.B, 27.03%, 1/21/27 .. 4,798 4,768
FW2480713.UP.FTS.B, 27.03%, 1/21/27 .. 2,871 2,854
FW2481491.UP.FTS.B, 27.24%, 1/21/27 .. 4,900 345
FW2477621.UP.FTS.B, 27.45%, 1/21/27 .. 6,129 6,091
FW2481710.UP.FTS.B, 27.63%, 1/21/27 .. 1,167 345
FW2480795.UP.FTS.B, 27.7%, 1/21/27 ... 2,682 2,665
FW2476474.UP.FTS.B, 28.03%, 1/21/27 .. 2,396 2,381
FW2476973.UP.FTS.B, 28.09%, 1/21/27 .. 1,917 1,905
FW2476707.UP.FTS.B, 28.1%, 1/21/27 ... 7,635 7,585
FW2477133.UP.FTS.B, 28.1%, 1/21/27 ... 8,146 8,095
FW2479206.UP.FTS.B, 28.15%, 1/21/27 .. 8,058 7,995
FW2481757.UP.FTS.B, 28.3%, 1/21/27 ... 7,189 7,144
FW2480026.UP.FTS.B, 28.39%, 1/21/27 .. 4,462 684
FW2476276.UP.FTS.B, 28.48%, 1/21/27 .. 5,149 5,108
FW2477763.UP.FTS.B, 28.51%, 1/21/27 .. 7,670 7,623
FW2478384.UP.FTS.B, 28.67%, 1/21/27 .. 1,908 1,896
FW2479323.UP.FTS.B, 28.7%, 1/21/27 ... 1,439 1,430
FW2473316.UP.FTS.B, 28.74%, 1/21/27 .. 19,179 19,061
FW2480203.UP.FTS.B, 28.89%, 1/21/27 .. 9,691 2,869
FW2479380.UP.FTS.B, 28.96%, 1/21/27 .. 18,192 5,430
FW2476695.UP.FTS.B, 29.04%, 1/21/27 .. 5,248 5,213
FW2480041.UP.FTS.B, 29.19%, 1/21/27 .. 942 935
FW2480886.UP.FTS.B, 29.21%, 1/21/27 .. 26,372 25,097
FW2481406.UP.FTS.B, 29.25%, 1/21/27 .. 3,500 244
FW2476839.UP.FTS.B, 29.48%, 1/21/27 .. 7,257 6,899
FW2481763.UP.FTS.B, 29.55%, 1/21/27 .. 4,799 4,770
FW2478881.UP.FTS.B, 29.78%, 1/21/27 .. 17,571 17,462
FW2475995.UP.FTS.B, 29.91%, 1/21/27 .. 2,979 66
FW2479769.UP.FTS.B, 29.92%, 1/21/27 .. 19,206 19,088
FW2480439.UP.FTS.B, 29.92%, 1/21/27 .. 3,361 3,343
FW2480801.UP.FTS.B, 30.1%, 1/21/27 ... 4,802 4,773
FW2477825.UP.FTS.B, 30.12%, 1/21/27 .. 1,429 1,420
FW2481836.UP.FTS.B, 30.13%, 1/21/27 .. 1,192 9
FW2481337.UP.FTS.B, 30.2%, 1/21/27 ... 999 6
FW2480521.UP.FTS.B, 30.21%, 1/21/27 .. 1,922 1,910
FW2476060.UP.FTS.B, 30.53%, 1/21/27 .. 5,766 5,730
FW2481818.UP.FTS.B, 30.54%, 1/21/27 .. 15,681 14,935
FW2481370.UP.FTS.B, 30.57%, 1/21/27 .. 1,249 1,242
FW2476388.UP.FTS.B, 30.81%, 1/21/27 .. 8,355 7,947
FW2480390.UP.FTS.B, 30.84%, 1/21/27 .. 2,843 2,823
FW2476651.UP.FTS.B, 30.87%, 1/21/27 .. 1,285 1,275
FW2479214.UP.FTS.B, 30.9%, 1/21/27 ... 10,463 9,948
FW2481906.UP.FTS.B, 30.96%, 1/21/27 .. 1,058 1,051
FW2476575.UP.FTS.B, 30.97%, 1/21/27 .. 1,154 1,147
FW2476052.UP.FTS.B, 31.01%, 1/21/27 .. 2,600 180
FW2478647.UP.FTS.B, 31.06%, 1/21/27 .. 4,519 4,491
FW2480600.UP.FTS.B, 31.1%, 1/21/27 ... 3,461 3,440

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2475866.UP.FTS.B, 31.11%, 1/21/27 .. $ 1,490 $ (3)
FW2476779.UP.FTS.B, 31.12%, 1/21/27 .. 1,058 1,051
FW2479381.UP.FTS.B, 31.12%, 1/21/27 .. 7,237 7,195
FW2481657.UP.FTS.B, 31.12%, 1/21/27 .. 2,074 2,058
FW2478988.UP.FTS.B, 31.13%, 1/21/27 .. 24,039 23,892
FW2477761.UP.FTS.B, 31.16%, 1/21/27 .. 2,205 2,191
FW2478252.UP.FTS.B, 31.16%, 1/21/27 .. 1,155 1,148
FW2481372.UP.FTS.B, 31.16%, 1/21/27 .. 1,346 1,338
FW2482179.UP.FTS.B, 31.16%, 1/21/27 .. 1,731 1,720
FW2478875.UP.FTS.B, 31.18%, 1/21/27 .. 4,426 4,370
FW2477853.UP.FTS.B, 31.19%, 1/21/27 .. 12,885 12,807
FW2482160.UP.FTS.B, 31.2%, 1/21/27 ... 2,308 2,294
FW2478503.UP.FTS.B, 31.21%, 1/21/27 .. 2,896 2,880
FW2482218.UP.FTS.B, 31.21%, 1/21/27 .. 2,550 760
FW2479301.UP.FTS.B, 31.22%, 1/21/27 .. 1,052 1,045
FW2480515.UP.FTS.B, 31.22%, 1/21/27 .. 1,731 1,720
FW2477499.UP.FTS.B, 31.39%, 1/21/27 .. 3,225 960
FW2479880.UP.FTS.B, 31.51%, 1/21/27 .. 3,559 3,537
FW2477324.UP.FTS.B, 31.89%, 1/21/27 .. 3,176 3,156
FW2476930.UP.FTS.B, 32.05%, 1/21/27 .. 963 957
FW2482047.UP.FTS.B, 32.18%, 1/21/27 .. 13,958 13,873
FW2476788.UP.FTS.B, 32.36%, 1/21/27 .. 4,814 4,785
FW2478961.UP.FTS.B, 33.21%, 1/21/27 .. 1,734 1,724
FW1722067.UP.FTS.B, 26.89%, 2/16/27 .. 7,422 7,352
L2656149.UP.FTS.B, 4.9%, 2/18/27 ..... 39,310 39,225
L2656376.UP.FTS.B, 5.08%, 2/18/27 .... 17,803 17,763
L2654934.UP.FTS.B, 6.41%, 2/18/27 .... 12,253 12,227
FW2657802.UP.FTS.B, 7.01%, 2/18/27 ... 5,660 5,648
L2657504.UP.FTS.B, 7.74%, 2/18/27 .... 8,026 7,995
L2653557.UP.FTS.B, 8.97%, 2/18/27 .... 11,223 11,201
L2653066.UP.FTS.B, 9.34%, 2/18/27 .... 1,062 1,057
FW2653627.UP.FTS.B, 9.99%, 2/18/27 ... 4,999 4,980
FW2657543.UP.FTS.B, 10.25%, 2/18/27 .. 1,895 1,888
FW2657532.UP.FTS.B, 10.48%, 2/18/27 .. 19,593 19,516
FW2657539.UP.FTS.B, 10.96%, 2/18/27 .. 10,422 10,359
FW2653836.UP.FTS.B, 10.99%, 2/18/27 .. 3,141 3,120
L2656455.UP.FTS.B, 11.03%, 2/18/27 .... 17,063 16,961
L2655850.UP.FTS.B, 11.44%, 2/18/27 .... 25,623 25,471
FW2655412.UP.FTS.B, 11.77%, 2/18/27 .. 13,292 13,213
L2657392.UP.FTS.B, 12.09%, 2/18/27 .... 13,202 13,124
FW2654161.UP.FTS.B, 12.29%, 2/18/27 .. 1,424 1,418
FW2654483.UP.FTS.B, 12.32%, 2/18/27 .. 7,126 7,084
L2655901.UP.FTS.B, 12.32%, 2/18/27 .... 6,651 6,611
L2654898.UP.FTS.B, 12.38%, 2/18/27 .... 24,704 24,558
L2653887.UP.FTS.B, 12.55%, 2/18/27 .... 3,516 3,496
FW2653749.UP.FTS.B, 12.56%, 2/18/27 .. 4,752 4,724
L2654736.UP.FTS.B, 12.58%, 2/18/27 .... 10,166 10,103
FW2654132.UP.FTS.B, 12.73%, 2/18/27 .. 20,153 20,034
FW2653495.UP.FTS.B, 12.88%, 2/18/27 .. 7,581 7,536
L2653291.UP.FTS.B, 12.9%, 2/18/27 .... 3,803 3,781
FW2654033.UP.FTS.B, 13.1%, 2/18/27 ... 7,257 6,851
FW2655119.UP.FTS.B, 13.31%, 2/18/27 .. 11,411 11,344
FW2653830.UP.FTS.B, 13.35%, 2/18/27 .. 14,365 14,281
L2654894.UP.FTS.B, 13.54%, 2/18/27 .... 20,934 20,812
L2657674.UP.FTS.B, 13.58%, 2/18/27 .... 23,836 23,714
FW2656357.UP.FTS.B, 13.79%, 2/18/27 .. 10,185 10,126
L2657722.UP.FTS.B, 13.79%, 2/18/27 .... 5,709 5,676
L2656469.UP.FTS.B, 13.95%, 2/18/27 .... 6,689 6,644
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2657507.UP.FTS.B, 13.96%, 2/18/27 .. $ 3,047 $ 3,029
L2655146.UP.FTS.B, 14.16%, 2/18/27 .... 7,091 7,048
FW2657754.UP.FTS.B, 14.34%, 2/18/27 .. 2,667 2,652
FW2657544.UP.FTS.B, 14.38%, 2/18/27 .. 18,384 18,278
FW2656039.UP.FTS.B, 14.43%, 2/18/27 .. 2,191 2,178
FW2655411.UP.FTS.B, 14.47%, 2/18/27 .. 2,560 2,545
L2655911.UP.FTS.B, 14.57%, 2/18/27 .... 14,291 14,209
FW2653497.UP.FTS.B, 14.59%, 2/18/27 .. 15,245 15,157
L2653926.UP.FTS.B, 14.76%, 2/18/27 .... 14,972 14,880
FW2655361.UP.FTS.B, 14.81%, 2/18/27 .. 6,195 6,159
L2656634.UP.FTS.B, 15.1%, 2/18/27 .... 10,407 10,345
FW2656874.UP.FTS.B, 15.48%, 2/18/27 .. 3,148 3,119
L2657406.UP.FTS.B, 15.83%, 2/18/27 .... 15,267 15,131
L2656610.UP.FTS.B, 15.94%, 2/18/27 .... 14,315 14,233
FW2657294.UP.FTS.B, 16.22%, 2/18/27 .. 20,705 20,587
FW2652611.UP.FTS.B, 16.26%, 2/18/27 .. 2,100 2,082
FW2655943.UP.FTS.B, 16.38%, 2/18/27 .. 1,050 1,044
FW2655801.UP.FTS.B, 16.39%, 2/18/27 .. 5,156 5,110
L2655952.UP.FTS.B, 16.47%, 2/18/27 .... 11,459 11,358
L2657168.UP.FTS.B, 16.47%, 2/18/27 .... 1,910 1,893
L2653161.UP.FTS.B, 16.51%, 2/18/27 .... 9,545 9,460
L2655199.UP.FTS.B, 16.63%, 2/18/27 .... 10,889 10,827
FW2656762.UP.FTS.B, 16.73%, 2/18/27 .. 23,880 23,669
FW2654911.UP.FTS.B, 16.77%, 2/18/27 .. 2,324 2,301
L2656088.UP.FTS.B, 16.82%, 2/18/27 .... 4,777 4,734
L2656733.UP.FTS.B, 17.08%, 2/18/27 .... 4,798 4,761
L2654909.UP.FTS.B, 17.1%, 2/18/27 .... 5,256 5,226
L2657493.UP.FTS.B, 17.25%, 2/18/27 .... 24,165 22,815
FW2655755.UP.FTS.B, 17.36%, 2/18/27 .. 8,144 8,096
L2656274.UP.FTS.B, 17.4%, 2/18/27 .... 1,912 1,891
FW2656859.UP.FTS.B, 17.55%, 2/18/27 .. 7,171 7,108
L2648053.UP.FTS.B, 17.58%, 2/18/27 .... 6,205 6,150
FW2655219.UP.FTS.B, 17.61%, 2/18/27 .. 25,695 25,459
FW2654968.UP.FTS.B, 17.64%, 2/18/27 .. 3,729 3,688
L2655372.UP.FTS.B, 17.8%, 2/18/27 .... 7,173 7,094
FW2657700.UP.FTS.B, 17.81%, 2/18/27 .. 12,242 12,107
L2656742.UP.FTS.B, 17.82%, 2/18/27 .... 5,260 5,202
FW2653332.UP.FTS.B, 17.84%, 2/18/27 .. 13,868 13,791
FW2655696.UP.FTS.B, 17.99%, 2/18/27 .. 5,178 5,127
L2653109.UP.FTS.B, 18.03%, 2/18/27 .... 1,435 1,419
L2653689.UP.FTS.B, 18.18%, 2/18/27 .... 3,362 3,329
FW2656568.UP.FTS.B, 18.19%, 2/18/27 .. 6,220 6,185
L2653164.UP.FTS.B, 18.21%, 2/18/27 .... 10,525 10,433
FW2655873.UP.FTS.B, 18.24%, 2/18/27 .. 1,064 1,005
FW2654520.UP.FTS.B, 18.49%, 2/18/27 .. 3,158 3,124
L2657353.UP.FTS.B, 18.73%, 2/18/27 .... 14,392 14,323
FW2654489.UP.FTS.B, 18.88%, 2/18/27 .. 7,852 7,783
L2655430.UP.FTS.B, 19%, 2/18/27 ...... 28,710 28,394
L2654519.UP.FTS.B, 19.08%, 2/18/27 .... 929 918
L2654244.UP.FTS.B, 19.24%, 2/18/27 .... 9,292 9,190
L2657386.UP.FTS.B, 19.29%, 2/18/27 .... 9,580 9,475
L2647332.UP.FTS.B, 19.32%, 2/18/27 .... 3,832 3,799
L2654570.UP.FTS.B, 19.68%, 2/18/27 .... 1,054 1,045
FW2656424.UP.FTS.B, 19.82%, 2/18/27 .. 3,163 3,129
L2655217.UP.FTS.B, 20.04%, 2/18/27 .... 11,889 11,785
L2656336.UP.FTS.B, 20.22%, 2/18/27 .... 1,681 248
L2657227.UP.FTS.B, 20.27%, 2/18/27 .... 3,004 2,838
FW2654532.UP.FTS.B, 20.37%, 2/18/27 .. 8,618 8,543

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2657187.UP.FTS.B, 20.48%, 2/18/27 .. $ 19,568 $ 19,355
FW2657677.UP.FTS.B, 20.65%, 2/18/27 .. 5,277 5,219
L2655606.UP.FTS.B, 20.79%, 2/18/27 .... 4,798 4,756
L2656206.UP.FTS.B, 20.82%, 2/18/27 .... 19,203 18,994
FW2654620.UP.FTS.B, 20.83%, 2/18/27 .. 5,225 5,186
L2656191.UP.FTS.B, 20.98%, 2/18/27 .... 4,666 4,629
L2656992.UP.FTS.B, 21.03%, 2/18/27 .... 1,958 1,934
L2657661.UP.FTS.B, 21.21%, 2/18/27 .... 38,641 36,713
FW2652869.UP.FTS.B, 21.62%, 2/18/27 .. 9,537 9,453
FW2657310.UP.FTS.B, 21.81%, 2/18/27 .. 3,362 3,339
L2656138.UP.FTS.B, 21.85%, 2/18/27 .... 37,463 37,057
L2655942.UP.FTS.B, 21.87%, 2/18/27 .... 11,527 11,428
L2623349.UP.FTS.B, 22.05%, 2/18/27 .... 4,452 656
L2655022.UP.FTS.B, 22.08%, 2/18/27 .... 4,276 4,214
FW2657679.UP.FTS.B, 22.17%, 2/18/27 .. 7,079 7,026
L2657136.UP.FTS.B, 22.31%, 2/18/27 .... 1,053 1,006
FW2652896.UP.FTS.B, 22.36%, 2/18/27 .. 12,494 12,411
L2654476.UP.FTS.B, 22.41%, 2/18/27 .... 10,572 10,502
FW2653768.UP.FTS.B, 22.47%, 2/18/27 .. 28,551 28,341
L2656298.UP.FTS.B, 22.6%, 2/18/27 .... 3,172 3,151
FW2653494.UP.FTS.B, 22.62%, 2/18/27 .. 9,327 9,247
FW2652640.UP.FTS.B, 22.63%, 2/18/27 .. 16,920 16,807
L2656980.UP.FTS.B, 22.68%, 2/18/27 .... 7,691 7,640
L2657169.UP.FTS.B, 22.71%, 2/18/27 .... 14,236 14,131
L2656560.UP.FTS.B, 22.9%, 2/18/27 .... 14,424 14,328
FW2657631.UP.FTS.B, 23.06%, 2/18/27 .. 8,193 8,079
L2656205.UP.FTS.B, 23.2%, 2/18/27 .... 11,543 11,419
L2655993.UP.FTS.B, 23.24%, 2/18/27 .... 1,251 1,242
FW2657375.UP.FTS.B, 23.29%, 2/18/27 .. 2,694 2,676
L2657188.UP.FTS.B, 23.47%, 2/18/27 .... 1,636 1,625
L2657051.UP.FTS.B, 23.78%, 2/18/27 .... 1,633 1,622
FW2657769.UP.FTS.B, 24.23%, 2/18/27 .. 11,449 11,373
FW2653982.UP.FTS.B, 24.33%, 2/18/27 .. 10,400 10,332
L2655559.UP.FTS.B, 24.41%, 2/18/27 .... 1,541 1,531
L2654164.UP.FTS.B, 24.66%, 2/18/27 .... 15,316 15,215
L2657363.UP.FTS.B, 24.67%, 2/18/27 .... 5,684 5,646
FW2656663.UP.FTS.B, 24.74%, 2/18/27 .. 21,001 20,863
FW2656497.UP.FTS.B, 24.83%, 2/18/27 .. 3,083 3,063
L2656199.UP.FTS.B, 25.05%, 2/18/27 .... 3,203 3,185
L2653710.UP.FTS.B, 25.07%, 2/18/27 .... 12,831 12,742
L2656850.UP.FTS.B, 25.16%, 2/18/27 .... 951 944
L2654529.UP.FTS.B, 25.17%, 2/18/27 .... 1,923 1,910
L2656202.UP.FTS.B, 25.17%, 2/18/27 .... 1,152 1,137
L2653782.UP.FTS.B, 25.31%, 2/18/27 .... 15,950 15,158
FW2656918.UP.FTS.B, 25.32%, 2/18/27 .. 5,783 5,745
L2653474.UP.FTS.B, 25.32%, 2/18/27 .... 32,393 32,048
L2657540.UP.FTS.B, 25.32%, 2/18/27 .... 1,639 1,628
L2655238.UP.FTS.B, 25.36%, 2/18/27 .... 3,181 3,160
L2657584.UP.FTS.B, 25.37%, 2/18/27 .... 7,607 7,553
L2654896.UP.FTS.B, 25.41%, 2/18/27 .... 2,334 2,218
FW2654047.UP.FTS.B, 25.42%, 2/18/27 .. 7,241 7,174
L2654135.UP.FTS.B, 25.48%, 2/18/27 .... 26,034 25,844
L2655788.UP.FTS.B, 25.63%, 2/18/27 .... 3,664 3,640
FW2654552.UP.FTS.B, 25.75%, 2/18/27 .. 5,207 5,173
FW2656585.UP.FTS.B, 25.76%, 2/18/27 .. 5,304 5,269
FW2656323.UP.FTS.B, 25.93%, 2/18/27 .. 2,098 2,083
L2656092.UP.FTS.B, 25.95%, 2/18/27 .... 5,467 5,429
FW2654356.UP.FTS.B, 26.11%, 2/18/27 .. 6,346 6,303
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2654205.UP.FTS.B, 26.46%, 2/18/27 .. $ 7,912 $ 7,861
FW2653266.UP.FTS.B, 26.59%, 2/18/27 .. 6,755 6,711
FW2656738.UP.FTS.B, 26.73%, 2/18/27 .. 10,520 10,452
L2655918.UP.FTS.B, 26.79%, 2/18/27 .... 1,059 1,052
L2655310.UP.FTS.B, 26.89%, 2/18/27 .... 9,653 9,590
FW2657625.UP.FTS.B, 26.98%, 2/18/27 .. 7,228 7,180
FW2653312.UP.FTS.B, 27.24%, 2/18/27 .. 2,125 2,111
FW2653485.UP.FTS.B, 27.32%, 2/18/27 .. 9,657 9,594
FW2656567.UP.FTS.B, 27.44%, 2/18/27 .. 3,187 3,167
L2655961.UP.FTS.B, 27.71%, 2/18/27 .... 1,714 1,701
FW2655208.UP.FTS.B, 28.11%, 2/18/27 .. 42,037 41,767
L2656270.UP.FTS.B, 28.21%, 2/18/27 .... 7,568 7,508
FW2656127.UP.FTS.B, 28.24%, 2/18/27 .. 2,513 2,497
FW2657401.UP.FTS.B, 28.27%, 2/18/27 .. 9,665 9,603
FW2653273.UP.FTS.B, 28.29%, 2/18/27 .. 24,163 24,008
FW2653857.UP.FTS.B, 28.32%, 2/18/27 .. 20,632 20,473
FW2657275.UP.FTS.B, 28.44%, 2/18/27 .. 4,242 4,214
FW2657124.UP.FTS.B, 28.84%, 2/18/27 .. 9,323 9,248
FW2654272.UP.FTS.B, 29.23%, 2/18/27 .. 8,126 8,074
FW2654274.UP.FTS.B, 29.24%, 2/18/27 .. 15,822 15,717
FW2657590.UP.FTS.B, 29.26%, 2/18/27 .. 5,051 5,008
FW2656870.UP.FTS.B, 29.33%, 2/18/27 .. 8,865 8,447
FW2653868.UP.FTS.B, 29.69%, 2/18/27 .. 6,773 6,729
FW2654804.UP.FTS.B, 29.69%, 2/18/27 .. 6,774 6,731
FW2655382.UP.FTS.B, 29.8%, 2/18/27 ... 6,775 6,731
FW2656448.UP.FTS.B, 29.81%, 2/18/27 .. 5,032 5,000
FW2655553.UP.FTS.B, 30.03%, 2/18/27 .. 10,340 9,830
FW2654690.UP.FTS.B, 30.25%, 2/18/27 .. 1,100 166
FW2652797.UP.FTS.B, 30.47%, 2/18/27 .. 1,646 1,636
FW2655034.UP.FTS.B, 30.5%, 2/18/27 ... 3,773 3,749
FW2656345.UP.FTS.B, 30.5%, 2/18/27 ... 3,292 3,272
FW2657689.UP.FTS.B, 30.56%, 2/18/27 .. 13,558 13,472
FW2654309.UP.FTS.B, 30.59%, 2/18/27 .. 1,356 1,347
FW2655193.UP.FTS.B, 30.68%, 2/18/27 .. 9,879 9,816
FW2656342.UP.FTS.B, 30.71%, 2/18/27 .. 1,026 1,018
FW2657586.UP.FTS.B, 30.8%, 2/18/27 ... 3,100 3,080
FW2657094.UP.FTS.B, 30.81%, 2/18/27 .. 5,424 5,390
FW2657660.UP.FTS.B, 30.81%, 2/18/27 .. 1,100 (4)
FW2653954.UP.FTS.B, 30.9%, 2/18/27 ... 2,147 2,041
FW2655259.UP.FTS.B, 30.9%, 2/18/27 ... 4,843 4,813
FW2655652.UP.FTS.B, 30.92%, 2/18/27 .. 30,804 30,484
FW2653746.UP.FTS.B, 30.93%, 2/18/27 .. 2,034 2,021
FW2655450.UP.FTS.B, 30.94%, 2/18/27 .. 2,228 2,214
FW2654606.UP.FTS.B, 30.98%, 2/18/27 .. 1,000 (4)
FW2654029.UP.FTS.B, 30.99%, 2/18/27 .. 1,938 1,925
FW2657179.UP.FTS.B, 30.99%, 2/18/27 .. 6,394 6,353
FW2641769.UP.FTS.B, 31.01%, 2/18/27 .. 2,422 2,407
FW2654823.UP.FTS.B, 31.05%, 2/18/27 .. 2,595 2,570
FW2654181.UP.FTS.B, 31.06%, 2/18/27 .. 969 963
FW2656038.UP.FTS.B, 31.06%, 2/18/27 .. 1,356 1,348
FW2652957.UP.FTS.B, 31.1%, 2/18/27 ... 1,146 1,138
FW2655513.UP.FTS.B, 31.12%, 2/18/27 .. 12,104 11,508
FW2656050.UP.FTS.B, 31.14%, 2/18/27 .. 2,228 2,214
FW2657278.UP.FTS.B, 31.15%, 2/18/27 .. 1,055 1,042
FW2653051.UP.FTS.B, 31.18%, 2/18/27 .. 1,189 179
FW2657778.UP.FTS.B, 31.18%, 2/18/27 .. 4,457 4,429
FW2653443.UP.FTS.B, 31.19%, 2/18/27 .. 14,715 14,593
FW2657050.UP.FTS.B, 31.21%, 2/18/27 .. 3,969 3,943

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2657281.UP.FTS.B, 31.21%, 2/18/27 .. $ 2,228 $ 2,214
FW2653784.UP.FTS.B, 31.22%, 2/18/27 .. 6,487 6,445
FW2653299.UP.FTS.B, 31.23%, 2/18/27 .. 4,166 4,140
FW2620309.UP.FTS.B, 31.31%, 2/18/27 .. 16,763 16,658
FW2656784.UP.FTS.B, 31.34%, 2/18/27 .. 3,295 3,274
FW2657233.UP.FTS.B, 31.44%, 2/18/27 .. 2,831 2,692
FW2652650.UP.FTS.B, 31.46%, 2/18/27 .. 4,846 4,815
FW2656739.UP.FTS.B, 31.47%, 2/18/27 .. 2,531 2,516
FW2655423.UP.FTS.B, 31.75%, 2/18/27 .. 7,755 7,706
L2782778.UP.FTS.B, 5.38%, 3/14/27 .... 19,104 19,064
FW2779815.UP.FTS.B, 5.52%, 3/14/27 ... 7,474 7,458
FW2785873.UP.FTS.B, 5.67%, 3/14/27 ... 25,731 25,688
L2786047.UP.FTS.B, 5.71%, 3/14/27 .... 4,783 4,775
FW2785225.UP.FTS.B, 5.78%, 3/14/27 ... 18,655 18,624
L2785472.UP.FTS.B, 5.82%, 3/14/27 .... 7,654 7,641
L2785533.UP.FTS.B, 5.87%, 3/14/27 .... 11,177 11,154
FW2725624.UP.FTS.B, 5.92%, 3/14/27 ... 47,841 47,761
L2782378.UP.FTS.B, 5.98%, 3/14/27 .... 47,820 47,722
L2785586.UP.FTS.B, 6.13%, 3/14/27 .... 47,853 47,773
L2785761.UP.FTS.B, 6.14%, 3/14/27 .... 38,282 38,219
L2788888.UP.FTS.B, 6.14%, 3/14/27 .... 9,571 9,555
L2781494.UP.FTS.B, 6.32%, 3/14/27 .... 11,288 11,265
L2783749.UP.FTS.B, 6.39%, 3/14/27 .... 7,659 7,646
L2785809.UP.FTS.B, 6.41%, 3/14/27 .... 6,127 6,117
L2784317.UP.FTS.B, 6.43%, 3/14/27 .... 6,223 6,213
L2786287.UP.FTS.B, 6.48%, 3/14/27 .... 2,512 2,505
L2780792.UP.FTS.B, 6.49%, 3/14/27 .... 27,766 27,720
L2789358.UP.FTS.B, 6.49%, 3/14/27 .... 47,755 47,657
L2779720.UP.FTS.B, 6.5%, 3/14/27 ..... 26,809 26,765
L2784003.UP.FTS.B, 6.62%, 3/14/27 .... 15,800 15,774
L2789856.UP.FTS.B, 6.67%, 3/14/27 .... 8,715 8,700
L2786197.UP.FTS.B, 6.8%, 3/14/27 ..... 6,210 6,197
L2776276.UP.FTS.B, 6.89%, 3/14/27 .... 23,391 23,340
L2785513.UP.FTS.B, 6.9%, 3/14/27 ..... 15,422 15,397
L2781885.UP.FTS.B, 7.11%, 3/14/27 ..... 18,277 18,241
L2783455.UP.FTS.B, 7.28%, 3/14/27 .... 39,003 38,940
L2784258.UP.FTS.B, 7.29%, 3/14/27 .... 9,559 9,539
L2788274.UP.FTS.B, 7.36%, 3/14/27 .... 5,271 5,263
L2781599.UP.FTS.B, 7.38%, 3/14/27 .... 5,175 5,167
L2784013.UP.FTS.B, 7.38%, 3/14/27 .... 19,166 19,086
FW2784023.UP.FTS.B, 7.45%, 3/14/27 ... 36,135 36,077
L2781125.UP.FTS.B, 7.45%, 3/14/27 ..... 7,189 7,177
L2783926.UP.FTS.B, 7.49%, 3/14/27 .... 17,541 17,513
L2781938.UP.FTS.B, 7.6%, 3/14/27 ..... 47,932 47,856
FW2780236.UP.FTS.B, 7.69%, 3/14/27 ... 33,556 33,446
FW2788438.UP.FTS.B, 7.69%, 3/14/27 ... 2,109 2,106
L2788290.UP.FTS.B, 7.73%, 3/14/27 .... 9,128 9,099
L2781769.UP.FTS.B, 7.86%, 3/14/27 .... 20,521 20,454
L2784113.UP.FTS.B, 7.9%, 3/14/27 ...... 10,549 10,514
L2769930.UP.FTS.B, 7.96%, 3/14/27 .... 29,729 29,633
L2783088.UP.FTS.B, 8.03%, 3/14/27 .... 9,553 9,515
FW2784974.UP.FTS.B, 8.13%, 3/14/27 ... 44,741 44,596
FW2788677.UP.FTS.B, 8.13%, 3/14/27 ... 18,269 18,197
L2780083.UP.FTS.B, 8.23%, 3/14/27 .... 43,169 43,029
FW2781791.UP.FTS.B, 8.25%, 3/14/27 ... 29,501 29,385
L2789155.UP.FTS.B, 8.26%, 3/14/27 .... 23,984 23,906
L2780176.UP.FTS.B, 8.31%, 3/14/27 .... 47,969 47,814
L2764977.UP.FTS.B, 8.36%, 3/14/27 .... 10,362 10,328
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2779428.UP.FTS.B, 8.36%, 3/14/27 .... $ 10,074 $ 10,042
L2784617.UP.FTS.B, 8.41%, 3/14/27 .... 20,437 20,371
L2782254.UP.FTS.B, 8.42%, 3/14/27 .... 7,676 7,664
L2782003.UP.FTS.B, 8.5%, 3/14/27 ..... 22,020 21,933
L2787246.UP.FTS.B, 8.5%, 3/14/27 ..... 2,399 2,390
FW2783606.UP.FTS.B, 8.52%, 3/14/27 ... 14,185 14,129
L2784591.UP.FTS.B, 8.72%, 3/14/27 .... 47,991 47,837
FW2780109.UP.FTS.B, 8.73%, 3/14/27 ... 14,387 14,331
L2789064.UP.FTS.B, 8.75%, 3/14/27 .... 19,005 18,944
L2789316.UP.FTS.B, 8.8%, 3/14/27 ..... 47,995 47,841
L2786540.UP.FTS.B, 8.81%, 3/14/27 .... 5,184 5,167
FW2782565.UP.FTS.B, 8.84%, 3/14/27 ... 14,399 14,353
L2788641.UP.FTS.B, 8.88%, 3/14/27 .... 10,272 10,239
L2789324.UP.FTS.B, 8.92%, 3/14/27 .... 10,145 10,125
L2783739.UP.FTS.B, 8.99%, 3/14/27 .... 8,105 8,072
L2785284.UP.FTS.B, 9.11%, 3/14/27 ..... 5,185 5,169
L2785081.UP.FTS.B, 9.13%, 3/14/27 .... 16,900 16,846
L2786222.UP.FTS.B, 9.23%, 3/14/27 .... 19,207 19,146
L2780310.UP.FTS.B, 9.24%, 3/14/27 .... 17,286 17,231
L2782105.UP.FTS.B, 9.39%, 3/14/27 .... 48,026 47,873
L2780047.UP.FTS.B, 9.4%, 3/14/27 ..... 25,644 25,563
L2780296.UP.FTS.B, 9.41%, 3/14/27 .... 30,929 30,831
L2786749.UP.FTS.B, 9.46%, 3/14/27 .... 10,278 10,246
L2782273.UP.FTS.B, 9.48%, 3/14/27 .... 48,016 47,831
L2783357.UP.FTS.B, 9.56%, 3/14/27 .... 24,017 23,941
FW2782447.UP.FTS.B, 9.67%, 3/14/27 ... 21,138 21,071
L2784348.UP.FTS.B, 9.7%, 3/14/27 ..... 8,046 8,015
FW2783021.UP.FTS.B, 9.72%, 3/14/27 ... 12,395 12,356
L2779827.UP.FTS.B, 9.72%, 3/14/27 .... 12,007 11,961
FW2782625.UP.FTS.B, 9.76%, 3/14/27 ... 1,227 1,219
L2780798.UP.FTS.B, 9.77%, 3/14/27 .... 8,648 8,621
L2784962.UP.FTS.B, 9.82%, 3/14/27 .... 28,812 28,702
L2786875.UP.FTS.B, 9.85%, 3/14/27 .... 26,716 26,632
L2788004.UP.FTS.B, 9.9%, 3/14/27 ..... 19,221 19,160
FW2780201.UP.FTS.B, 9.94%, 3/14/27 ... 36,233 36,119
FW2781336.UP.FTS.B, 9.97%, 3/14/27 ... 12,494 12,476
FW2783844.UP.FTS.B, 10%, 3/14/27 .... 4,806 4,791
L2781395.UP.FTS.B, 10.07%, 3/14/27 .... 26,049 25,911
FW2780207.UP.FTS.B, 10.09%, 3/14/27 .. 8,651 8,605
L2784335.UP.FTS.B, 10.17%, 3/14/27 .... 2,881 2,869
L2789352.UP.FTS.B, 10.18%, 3/14/27 .... 12,497 12,431
L2785217.UP.FTS.B, 10.21%, 3/14/27 .... 27,094 26,925
FW2779711.UP.FTS.B, 10.28%, 3/14/27 .. 28,476 28,246
FW2780436.UP.FTS.B, 10.28%, 3/14/27 .. 5,672 5,655
L2784387.UP.FTS.B, 10.32%, 3/14/27 .... 25,383 25,249
L2785592.UP.FTS.B, 10.32%, 3/14/27 .... 16,345 16,259
L2782038.UP.FTS.B, 10.33%, 3/14/27 .... 48,073 47,923
L2787115.UP.FTS.B, 10.53%, 3/14/27 .... 21,445 21,379
FW2781353.UP.FTS.B, 10.54%, 3/14/27 .. 30,774 30,678
L2788929.UP.FTS.B, 10.57%, 3/14/27 .... 48,086 47,833
L2785171.UP.FTS.B, 10.59%, 3/14/27 .... 6,027 6,003
FW2781880.UP.FTS.B, 10.6%, 3/14/27 ... 20,197 20,091
L2781419.UP.FTS.B, 10.69%, 3/14/27 .... 4,809 4,784
L2780112.UP.FTS.B, 10.7%, 3/14/27 ..... 9,628 9,578
L2784328.UP.FTS.B, 10.71%, 3/14/27 .... 41,648 41,429
L2786415.UP.FTS.B, 10.79%, 3/14/27 .... 14,141 14,066
FW2780382.UP.FTS.B, 10.8%, 3/14/27 ... 5,195 5,167
FW2784241.UP.FTS.B, 10.82%, 3/14/27 .. 10,190 10,127

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783122.UP.FTS.B, 10.84%, 3/14/27 .. $ 3,848 $ 3,828
L2790773.UP.FTS.B, 10.86%, 3/14/27 .... 48,101 47,952
L2785568.UP.FTS.B, 10.89%, 3/14/27 .... 10,294 10,240
L2785551.UP.FTS.B, 10.91%, 3/14/27 .... 11,256 11,197
FW2781725.UP.FTS.B, 11.04%, 3/14/27 .. 11,546 11,486
FW2781831.UP.FTS.B, 11.07%, 3/14/27 .. 2,144 2,021
FW2786689.UP.FTS.B, 11.07%, 3/14/27 .. 3,175 3,159
L2780428.UP.FTS.B, 11.08%, 3/14/27 .... 4,619 4,594
L2787329.UP.FTS.B, 11.09%, 3/14/27 .... 3,368 3,350
L2786414.UP.FTS.B, 11.1%, 3/14/27 ..... 6,255 6,222
L2785769.UP.FTS.B, 11.11%, 3/14/27 .... 15,435 15,355
FW2788732.UP.FTS.B, 11.12%, 3/14/27 .. 10,777 10,721
L2780313.UP.FTS.B, 11.15%, 3/14/27 .... 48,115 47,863
L2784551.UP.FTS.B, 11.17%, 3/14/27 .... 48,116 47,968
FW2790608.UP.FTS.B, 11.2%, 3/14/27 ... 7,204 7,159
L2782637.UP.FTS.B, 11.23%, 3/14/27 .... 9,624 9,594
L2786841.UP.FTS.B, 11.25%, 3/14/27 .... 9,624 9,574
FW2784513.UP.FTS.B, 11.29%, 3/14/27 .. 36,597 36,310
FW2783670.UP.FTS.B, 11.3%, 3/14/27 ... 9,628 9,577
FW2787754.UP.FTS.B, 11.35%, 3/14/27 .. 20,199 20,074
L2780596.UP.FTS.B, 11.42%, 3/14/27 .... 11,952 11,875
L2783876.UP.FTS.B, 11.45%, 3/14/27 .... 22,599 22,484
L2785637.UP.FTS.B, 11.46%, 3/14/27 .... 6,738 6,703
L2785144.UP.FTS.B, 11.47%, 3/14/27 .... 9,626 9,576
L2786029.UP.FTS.B, 11.5%, 3/14/27 ..... 3,851 3,831
FW2783898.UP.FTS.B, 11.53%, 3/14/27 .. 5,198 5,171
L2784105.UP.FTS.B, 11.55%, 3/14/27 .... 14,440 14,365
L2781415.UP.FTS.B, 11.61%, 3/14/27 .... 9,628 9,598
FW2782127.UP.FTS.B, 11.62%, 3/14/27 .. 11,072 11,014
L2782114.UP.FTS.B, 11.62%, 3/14/27 .... 6,739 6,704
L2783581.UP.FTS.B, 11.64%, 3/14/27 .... 14,442 14,367
L2787996.UP.FTS.B, 11.64%, 3/14/27 .... 14,981 14,937
L2784589.UP.FTS.B, 11.65%, 3/14/27 .... 48,140 47,889
L2785056.UP.FTS.B, 11.66%, 3/14/27 .... 9,628 9,578
L2789734.UP.FTS.B, 11.68%, 3/14/27 .... 18,202 18,089
L2785328.UP.FTS.B, 11.77%, 3/14/27 .... 6,548 6,514
L2779976.UP.FTS.B, 11.78%, 3/14/27 .... 6,163 6,144
L2782264.UP.FTS.B, 11.8%, 3/14/27 ..... 6,259 6,227
L2781320.UP.FTS.B, 11.83%, 3/14/27 .... 29,082 28,931
L2782425.UP.FTS.B, 11.95%, 3/14/27 .... 7,228 7,191
L2786075.UP.FTS.B, 11.95%, 3/14/27 .... 18,588 18,491
FW2779771.UP.FTS.B, 12.03%, 3/14/27 .. 9,632 9,602
L2784459.UP.FTS.B, 12.04%, 3/14/27 .... 7,128 7,091
L2784249.UP.FTS.B, 12.05%, 3/14/27 .... 33,655 33,446
L2779695.UP.FTS.B, 12.07%, 3/14/27 .... 23,117 22,997
L2785156.UP.FTS.B, 12.07%, 3/14/27 .... 31,497 31,334
L2786241.UP.FTS.B, 12.07%, 3/14/27 .... 24,080 23,955
L2785391.UP.FTS.B, 12.1%, 3/14/27 .... 4,238 4,225
L2781389.UP.FTS.B, 12.12%, 3/14/27 .... 19,265 19,165
L2785480.UP.FTS.B, 12.19%, 3/14/27 .... 17,279 17,171
L2783293.UP.FTS.B, 12.24%, 3/14/27 .... 14,451 14,376
L2787613.UP.FTS.B, 12.25%, 3/14/27 .... 8,184 8,152
L2781089.UP.FTS.B, 12.27%, 3/14/27 .... 5,106 5,080
L2755118.UP.FTS.B, 12.3%, 3/14/27 ..... 11,561 11,501
L2781183.UP.FTS.B, 12.35%, 3/14/27 .... 34,783 34,606
FW2699067.UP.FTS.B, 12.38%, 3/14/27 .. 14,453 14,378
FW2781045.UP.FTS.B, 12.41%, 3/14/27 .. 7,110 7,066
L2789411.UP.FTS.B, 12.41%, 3/14/27 .... 7,254 7,217
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2785022.UP.FTS.B, 12.43%, 3/14/27 .... $ 19,271 $ 19,213
L2789283.UP.FTS.B, 12.43%, 3/14/27 .... 19,752 19,649
L2783693.UP.FTS.B, 12.45%, 3/14/27 .... 6,167 6,135
L2784664.UP.FTS.B, 12.45%, 3/14/27 .... 10,407 10,353
L2785612.UP.FTS.B, 12.47%, 3/14/27 .... 6,327 6,286
L2782955.UP.FTS.B, 12.51%, 3/14/27 .... 15,418 15,339
L2784478.UP.FTS.B, 12.55%, 3/14/27 .... 5,204 5,177
L2781845.UP.FTS.B, 12.57%, 3/14/27 .... 18,677 18,583
FW2785689.UP.FTS.B, 12.59%, 3/14/27 .. 2,120 2,109
L2785511.UP.FTS.B, 12.59%, 3/14/27 .... 2,602 2,589
L2784205.UP.FTS.B, 12.6%, 3/14/27 .... 11,565 11,505
FW2784584.UP.FTS.B, 12.62%, 3/14/27 .. 35,851 35,666
L2782900.UP.FTS.B, 12.63%, 3/14/27 .... 11,431 11,360
L2785749.UP.FTS.B, 12.65%, 3/14/27 .... 14,457 14,382
L2780464.UP.FTS.B, 12.66%, 3/14/27 .... 31,130 30,970
FW2785256.UP.FTS.B, 12.69%, 3/14/27 .. 48,191 47,943
FW2786124.UP.FTS.B, 12.69%, 3/14/27 .. 9,156 9,109
L2784017.UP.FTS.B, 12.7%, 3/14/27 .... 2,305 2,290
L2783427.UP.FTS.B, 12.77%, 3/14/27 .... 6,747 6,713
FW2788838.UP.FTS.B, 12.8%, 3/14/27 ... 3,114 2,936
L2779872.UP.FTS.B, 12.82%, 3/14/27 .... 1,976 500
L2780197.UP.FTS.B, 12.84%, 3/14/27 .... 14,459 14,385
FW2784121.UP.FTS.B, 12.85%, 3/14/27 .. 21,015 20,906
FW2784701.UP.FTS.B, 12.85%, 3/14/27 .. 20,533 20,428
L2780893.UP.FTS.B, 12.86%, 3/14/27 .... 960 954
FW2784873.UP.FTS.B, 12.88%, 3/14/27 .. 15,209 15,113
FW2780429.UP.FTS.B, 12.96%, 3/14/27 .. 6,156 6,118
L2757291.UP.FTS.B, 12.97%, 3/14/27 .... 4,046 4,019
L2781348.UP.FTS.B, 12.98%, 3/14/27 .... 14,847 14,771
L2787912.UP.FTS.B, 12.99%, 3/14/27 .... 6,170 6,139
L2789648.UP.FTS.B, 12.99%, 3/14/27 .... 5,785 5,755
L2759372.UP.FTS.B, 13%, 3/14/27 ...... 48,206 47,958
L2782861.UP.FTS.B, 13%, 3/14/27 ...... 2,603 2,590
L2785427.UP.FTS.B, 13.01%, 3/14/27 .... 2,401 2,386
L2786071.UP.FTS.B, 13.02%, 3/14/27 .... 6,266 6,234
FW2779969.UP.FTS.B, 13.03%, 3/14/27 .. 9,641 9,592
L2785265.UP.FTS.B, 13.07%, 3/14/27 .... 4,146 4,125
L2790092.UP.FTS.B, 13.11%, 3/14/27 .... 4,146 4,134
L2785621.UP.FTS.B, 13.13%, 3/14/27 .... 48,212 47,964
L2789482.UP.FTS.B, 13.14%, 3/14/27 .... 18,321 18,227
L2763346.UP.FTS.B, 13.17%, 3/14/27 .... 3,182 3,166
L2786729.UP.FTS.B, 13.17%, 3/14/27 .... 19,286 19,187
L2781033.UP.FTS.B, 13.19%, 3/14/27 .... 14,464 14,390
L2789300.UP.FTS.B, 13.2%, 3/14/27 .... 12,502 12,425
L2783463.UP.FTS.B, 13.21%, 3/14/27 .... 10,318 10,288
L2785549.UP.FTS.B, 13.25%, 3/14/27 .... 6,527 6,487
L2785339.UP.FTS.B, 13.26%, 3/14/27 .... 12,537 12,472
FW2787932.UP.FTS.B, 13.27%, 3/14/27 .. 3,097 3,077
FW2775855.UP.FTS.B, 13.32%, 3/14/27 .. 48,149 47,854
L2789460.UP.FTS.B, 13.33%, 3/14/27 .... 17,575 16,593
FW2780715.UP.FTS.B, 13.35%, 3/14/27 .. 9,681 9,633
L2762745.UP.FTS.B, 13.39%, 3/14/27 .... 16,840 16,731
L2778828.UP.FTS.B, 13.39%, 3/14/27 .... 30,575 30,418
FW2785848.UP.FTS.B, 13.4%, 3/14/27 ... 12,153 12,091
L2785931.UP.FTS.B, 13.45%, 3/14/27 .... 8,157 8,106
FW2787165.UP.FTS.B, 13.47%, 3/14/27 .. 9,631 9,572
L2782603.UP.FTS.B, 13.49%, 3/14/27 .... 14,469 14,395
FW2789036.UP.FTS.B, 13.51%, 3/14/27 .. 24,598 24,472

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2780870.UP.FTS.B, 13.52%, 3/14/27 .... $ 4,032 $ 4,007
L2785005.UP.FTS.B, 13.54%, 3/14/27 .... 14,470 14,396
L2778983.UP.FTS.B, 13.58%, 3/14/27 .... 9,266 9,219
FW2785775.UP.FTS.B, 13.59%, 3/14/27 .. 22,896 22,755
L2785594.UP.FTS.B, 13.62%, 3/14/27 .... 3,666 3,647
L2790624.UP.FTS.B, 13.63%, 3/14/27 .... 12,049 11,976
L2778942.UP.FTS.B, 13.72%, 3/14/27 .... 6,271 6,239
FW2789945.UP.FTS.B, 13.77%, 3/14/27 .. 8,207 8,165
L2784118.UP.FTS.B, 13.78%, 3/14/27 .... 23,507 23,361
L2785893.UP.FTS.B, 13.78%, 3/14/27 .... 2,123 2,112
L2785148.UP.FTS.B, 13.82%, 3/14/27 .... 14,471 14,397
L2785890.UP.FTS.B, 13.83%, 3/14/27 .... 12,447 12,384
L2782918.UP.FTS.B, 13.85%, 3/14/27 .... 4,439 4,416
L2784569.UP.FTS.B, 13.85%, 3/14/27 .... 16,404 16,320
L2785818.UP.FTS.B, 13.87%, 3/14/27 .... 6,658 6,624
FW2783338.UP.FTS.B, 13.88%, 3/14/27 .. 15,427 15,333
L2780785.UP.FTS.B, 13.88%, 3/14/27 .... 15,342 15,264
L2776854.UP.FTS.B, 13.89%, 3/14/27 .... 24,124 24,001
L2780968.UP.FTS.B, 13.89%, 3/14/27 .... 7,220 7,175
L2787639.UP.FTS.B, 13.93%, 3/14/27 .... 6,240 6,201
FW2781533.UP.FTS.B, 13.96%, 3/14/27 .. 24,608 24,483
L2784724.UP.FTS.B, 14.06%, 3/14/27 .... 25,962 25,830
L2785675.UP.FTS.B, 14.06%, 3/14/27 .... 6,720 6,678
L2780920.UP.FTS.B, 14.07%, 3/14/27 .... 6,851 1,740
FW2783613.UP.FTS.B, 14.08%, 3/14/27 .. 29,051 28,904
L2780420.UP.FTS.B, 14.17%, 3/14/27 .... 11,545 11,474
FW2784641.UP.FTS.B, 14.18%, 3/14/27 .. 15,114 15,018
L2782193.UP.FTS.B, 14.18%, 3/14/27 .... 31,178 31,019
FW2789366.UP.FTS.B, 14.19%, 3/14/27 .. 48,263 48,018
L2779894.UP.FTS.B, 14.2%, 3/14/27 .... 10,382 10,318
L2781015.UP.FTS.B, 14.2%, 3/14/27 .... 19,251 19,133
L2783211.UP.FTS.B, 14.21%, 3/14/27 .... 28,958 28,811
L2787992.UP.FTS.B, 14.22%, 3/14/27 .... 6,274 6,242
L2785053.UP.FTS.B, 14.24%, 3/14/27 .... 9,653 9,604
FW2788869.UP.FTS.B, 14.25%, 3/14/27 .. 7,143 7,107
L2787570.UP.FTS.B, 14.25%, 3/14/27 .... 3,739 3,715
L2757062.UP.FTS.B, 14.27%, 3/14/27 .... 5,785 5,750
FW2789260.UP.FTS.B, 14.31%, 3/14/27 .. 20,562 20,458
L2783095.UP.FTS.B, 14.33%, 3/14/27 .... 2,604 2,589
FW2785433.UP.FTS.B, 14.35%, 3/14/27 .. 6,241 6,202
L2782210.UP.FTS.B, 14.35%, 3/14/27 .... 4,827 4,803
L2788746.UP.FTS.B, 14.35%, 3/14/27 .... 10,233 10,181
L2786259.UP.FTS.B, 14.36%, 3/14/27 .... 3,459 3,431
FW2785109.UP.FTS.B, 14.4%, 3/14/27 ... 12,007 11,933
FW2787191.UP.FTS.B, 14.4%, 3/14/27 ... 29,133 28,991
FW2783492.UP.FTS.B, 14.41%, 3/14/27 .. 14,482 14,409
FW2790249.UP.FTS.B, 14.41%, 3/14/27 .. 7,241 7,204
FW2784749.UP.FTS.B, 14.42%, 3/14/27 .. 12,455 12,391
L2782049.UP.FTS.B, 14.43%, 3/14/27 .... 13,630 13,561
L2783057.UP.FTS.B, 14.44%, 3/14/27 .... 26,076 25,916
L2782438.UP.FTS.B, 14.45%, 3/14/27 .... 1,062 1,057
FW2783150.UP.FTS.B, 14.46%, 3/14/27 .. 15,643 15,564
L2780531.UP.FTS.B, 14.47%, 3/14/27 .... 47,937 47,638
L2784886.UP.FTS.B, 14.47%, 3/14/27 .... 10,556 10,490
L2782739.UP.FTS.B, 14.49%, 3/14/27 .... 21,049 20,942
L2790181.UP.FTS.B, 14.49%, 3/14/27 .... 26,637 26,476
L2779895.UP.FTS.B, 14.52%, 3/14/27 .... 13,518 13,450
L2785771.UP.FTS.B, 14.55%, 3/14/27 .... 9,173 9,127
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2780675.UP.FTS.B, 14.56%, 3/14/27 .... $ 1,062 $ 1,057
FW2780644.UP.FTS.B, 14.57%, 3/14/27 .. 2,414 2,402
L2780671.UP.FTS.B, 14.57%, 3/14/27 .... 23,464 23,346
L2787542.UP.FTS.B, 14.57%, 3/14/27 .... 10,236 10,184
FW2783925.UP.FTS.B, 14.6%, 3/14/27 ... 11,105 11,049
L2781074.UP.FTS.B, 14.63%, 3/14/27 .... 5,959 1,516
L2785260.UP.FTS.B, 14.63%, 3/14/27 .... 25,535 25,407
L2779917.UP.FTS.B, 14.65%, 3/14/27 .... 10,140 10,088
FW2790537.UP.FTS.B, 14.66%, 3/14/27 .. 24,142 24,020
L2779718.UP.FTS.B, 14.69%, 3/14/27 .... 19,315 19,217
FW2787310.UP.FTS.B, 14.7%, 3/14/27 ... 964 958
L2783815.UP.FTS.B, 14.7%, 3/14/27 .... 15,703 15,626
L2785114.UP.FTS.B, 14.72%, 3/14/27 .... 11,576 11,505
L2783384.UP.FTS.B, 14.73%, 3/14/27 .... 6,760 6,726
L2785570.UP.FTS.B, 14.73%, 3/14/27 .... 38,630 38,435
FW2785300.UP.FTS.B, 14.74%, 3/14/27 .. 48,288 48,045
L2784692.UP.FTS.B, 14.74%, 3/14/27 .... 6,760 6,726
FW2785680.UP.FTS.B, 14.76%, 3/14/27 .. 2,897 2,883
L2783467.UP.FTS.B, 14.77%, 3/14/27 .... 10,338 10,286
FW2787112.UP.FTS.B, 14.78%, 3/14/27 .. 43,462 43,242
L2781163.UP.FTS.B, 14.78%, 3/14/27 .... 7,806 7,759
L2780444.UP.FTS.B, 14.82%, 3/14/27 .... 25,885 25,754
L2783852.UP.FTS.B, 14.83%, 3/14/27 .... 5,780 5,745
L2785733.UP.FTS.B, 14.86%, 3/14/27 .... 4,153 4,132
L2788260.UP.FTS.B, 14.88%, 3/14/27 .... 4,153 4,132
L2783640.UP.FTS.B, 14.89%, 3/14/27 .... 18,546 18,452
L2788586.UP.FTS.B, 14.9%, 3/14/27 .... 2,415 2,403
L2784500.UP.FTS.B, 14.95%, 3/14/27 .... 5,216 5,190
L2790437.UP.FTS.B, 14.98%, 3/14/27 .... 24,150 24,028
FW2783542.UP.FTS.B, 14.99%, 3/14/27 .. 31,878 31,718
L2786162.UP.FTS.B, 15.01%, 3/14/27 .... 28,981 28,835
L2789724.UP.FTS.B, 15.01%, 3/14/27 .... 4,154 4,133
L2785803.UP.FTS.B, 15.06%, 3/14/27 .... 6,762 6,728
L2787981.UP.FTS.B, 15.07%, 3/14/27 .... 2,200 561
L2790024.UP.FTS.B, 15.07%, 3/14/27 .... 1,932 1,922
L2788608.UP.FTS.B, 15.09%, 3/14/27 .... 5,215 5,183
FW2781024.UP.FTS.B, 15.1%, 3/14/27 ... 5,603 5,575
FW2781451.UP.FTS.B, 15.12%, 3/14/27 .. 6,039 6,001
L2789351.UP.FTS.B, 15.12%, 3/14/27 .... 14,492 14,419
L2787243.UP.FTS.B, 15.13%, 3/14/27 .... 41,061 40,854
FW2779319.UP.FTS.B, 15.17%, 3/14/27 .. 1,836 1,821
FW2783642.UP.FTS.B, 15.18%, 3/14/27 .. 3,188 3,172
L2779837.UP.FTS.B, 15.19%, 3/14/27 .... 48,309 47,923
L2785487.UP.FTS.B, 15.19%, 3/14/27 .... 38,648 38,453
L2781288.UP.FTS.B, 15.2%, 3/14/27 .... 2,899 2,884
L2787335.UP.FTS.B, 15.22%, 3/14/27 .... 3,092 3,076
L2782134.UP.FTS.B, 15.23%, 3/14/27 .... 11,402 11,310
L2782167.UP.FTS.B, 15.28%, 3/14/27 .... 31,404 31,246
L2782707.UP.FTS.B, 15.34%, 3/14/27 .... 42,126 41,862
L2786073.UP.FTS.B, 15.34%, 3/14/27 .... 41,069 40,863
L2782112.UP.FTS.B, 15.35%, 3/14/27 .... 959 953
L2785263.UP.FTS.B, 15.35%, 3/14/27 .... 7,880 7,822
FW2788688.UP.FTS.B, 15.38%, 3/14/27 .. 10,455 10,404
L2788995.UP.FTS.B, 15.39%, 3/14/27 .... 3,189 3,164
L2781912.UP.FTS.B, 15.44%, 3/14/27 .... 8,189 8,139
FW2785183.UP.FTS.B, 15.45%, 3/14/27 .. 19,337 19,241
FW2783726.UP.FTS.B, 15.47%, 3/14/27 .. 8,304 8,225
L2782475.UP.FTS.B, 15.49%, 3/14/27 .... 10,535 10,450

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2787379.UP.FTS.B, 15.51%, 3/14/27 .... $ 15,560 $ 15,436
L2780102.UP.FTS.B, 15.53%, 3/14/27 .... 13,338 13,271
L2752868.UP.FTS.B, 15.54%, 3/14/27 .... 21,263 21,157
L2785752.UP.FTS.B, 15.55%, 3/14/27 .... 12,075 11,962
L2789168.UP.FTS.B, 15.56%, 3/14/27 .... 4,833 4,794
FW2783396.UP.FTS.B, 15.6%, 3/14/27 ... 20,410 20,280
FW2785292.UP.FTS.B, 15.63%, 3/14/27 .. 3,963 3,931
L2785384.UP.FTS.B, 15.63%, 3/14/27 .... 21,779 21,606
FW2781102.UP.FTS.B, 15.67%, 3/14/27 .. 25,894 25,650
L2779187.UP.FTS.B, 15.67%, 3/14/27 .... 30,836 30,590
L2781003.UP.FTS.B, 15.67%, 3/14/27 .... 20,140 20,014
L2785074.UP.FTS.B, 15.67%, 3/14/27 .... 20,489 20,360
FW2780435.UP.FTS.B, 15.71%, 3/14/27 .. 5,220 5,194
L2782787.UP.FTS.B, 15.71%, 3/14/27 .... 22,040 21,930
L2787103.UP.FTS.B, 15.71%, 3/14/27 .... 36,153 35,973
FW2780573.UP.FTS.B, 15.72%, 3/14/27 .. 8,020 7,972
FW2785320.UP.FTS.B, 15.73%, 3/14/27 .. 3,867 3,847
L2788269.UP.FTS.B, 15.76%, 3/14/27 .... 5,124 5,098
L2785537.UP.FTS.B, 15.78%, 3/14/27 .... 3,270 3,239
L2780255.UP.FTS.B, 15.79%, 3/14/27 .... 41,610 41,357
L2781597.UP.FTS.B, 15.79%, 3/14/27 .... 26,005 25,875
L2788017.UP.FTS.B, 15.83%, 3/14/27 .... 5,511 5,467
L2787854.UP.FTS.B, 15.85%, 3/14/27 .... 3,110 3,079
L2786790.UP.FTS.B, 15.86%, 3/14/27 .... 5,221 5,195
L2785504.UP.FTS.B, 15.88%, 3/14/27 .... 2,406 2,383
FW2720638.UP.FTS.B, 15.89%, 3/14/27 .. 19,428 19,277
FW2782452.UP.FTS.B, 15.89%, 3/14/27 .. 9,668 9,620
L2786102.UP.FTS.B, 15.92%, 3/14/27 .... 7,735 7,696
L2779778.UP.FTS.B, 15.94%, 3/14/27 .... 16,437 16,306
L2782963.UP.FTS.B, 15.98%, 3/14/27 .... 7,735 7,674
L2789937.UP.FTS.B, 15.99%, 3/14/27 .... 5,221 5,195
L2790390.UP.FTS.B, 15.99%, 3/14/27 .... 3,868 3,848
L2755556.UP.FTS.B, 16.01%, 3/14/27 .... 10,250 10,168
L2787218.UP.FTS.B, 16.02%, 3/14/27 .... 21,853 21,744
L2780035.UP.FTS.B, 16.03%, 3/14/27 .... 5,318 5,276
FW2789245.UP.FTS.B, 16.05%, 3/14/27 .. 8,413 8,346
L2790175.UP.FTS.B, 16.05%, 3/14/27 .... 3,912 3,694
L2781166.UP.FTS.B, 16.07%, 3/14/27 .... 10,347 10,264
L2782280.UP.FTS.B, 16.08%, 3/14/27 .... 12,893 12,811
FW2789710.UP.FTS.B, 16.11%, 3/14/27 .. 4,448 4,426
FW2781445.UP.FTS.B, 16.12%, 3/14/27 .. 10,637 10,584
L2783674.UP.FTS.B, 16.19%, 3/14/27 .... 5,376 1,374
L2785889.UP.FTS.B, 16.2%, 3/14/27 .... 5,428 5,134
L2779954.UP.FTS.B, 16.22%, 3/14/27 .... 10,023 9,926
L2784950.UP.FTS.B, 16.27%, 3/14/27 .... 17,893 17,804
FW2789690.UP.FTS.B, 16.28%, 3/14/27 .. 24,180 23,987
L2780955.UP.FTS.B, 16.29%, 3/14/27 .... 5,223 5,197
L2779021.UP.FTS.B, 16.32%, 3/14/27 .... 6,771 6,717
L2783945.UP.FTS.B, 16.32%, 3/14/27 .... 9,672 9,624
L2784177.UP.FTS.B, 16.34%, 3/14/27 .... 6,190 6,141
FW2781186.UP.FTS.B, 16.35%, 3/14/27 .. 4,836 4,798
L2781334.UP.FTS.B, 16.44%, 3/14/27 .... 9,894 9,381
FW2783831.UP.FTS.B, 16.46%, 3/14/27 .. 5,127 5,101
L2785542.UP.FTS.B, 16.46%, 3/14/27 .... 5,224 5,182
FW2787232.UP.FTS.B, 16.47%, 3/14/27 .. 3,386 3,359
L2788530.UP.FTS.B, 16.48%, 3/14/27 .... 24,184 23,992
L2781937.UP.FTS.B, 16.51%, 3/14/27 .... 11,609 11,551
L2785787.UP.FTS.B, 16.51%, 3/14/27 .... 4,711 4,682
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2779779.UP.FTS.B, 16.53%, 3/14/27 .... $ 24,116 $ 23,889
L2781470.UP.FTS.B, 16.53%, 3/14/27 .... 11,307 11,240
FW2790130.UP.FTS.B, 16.54%, 3/14/27 .. 11,609 11,517
L2782699.UP.FTS.B, 16.54%, 3/14/27 .... 27,088 27,012
FW2779874.UP.FTS.B, 16.55%, 3/14/27 .. 9,632 9,541
L2788921.UP.FTS.B, 16.56%, 3/14/27 .... 8,126 8,086
L2783496.UP.FTS.B, 16.57%, 3/14/27 .... 10,932 10,878
L2788911.UP.FTS.B, 16.58%, 3/14/27 .... 7 7
L2784909.UP.FTS.B, 16.61%, 3/14/27 .... 4,233 4,192
L2787113.UP.FTS.B, 16.63%, 3/14/27 .... 32,508 32,347
L2781123.UP.FTS.B, 16.65%, 3/14/27 .... 9,670 9,613
FW2786140.UP.FTS.B, 16.66%, 3/14/27 .. 3,161 3,124
FW2788768.UP.FTS.B, 16.66%, 3/14/27 .. 19,834 19,736
L2781826.UP.FTS.B, 16.66%, 3/14/27 .... 2,322 2,311
L2785121.UP.FTS.B, 16.67%, 3/14/27 .... 26,123 25,916
L2783524.UP.FTS.B, 16.68%, 3/14/27 .... 10,353 10,271
L2786003.UP.FTS.B, 16.71%, 3/14/27 .... 3,193 3,168
L2782816.UP.FTS.B, 16.73%, 3/14/27 .... 6,289 6,239
FW2785133.UP.FTS.B, 16.75%, 3/14/27 .. 19,836 19,738
L2786728.UP.FTS.B, 16.78%, 3/14/27 .... 9,676 9,600
FW2782269.UP.FTS.B, 16.79%, 3/14/27 .. 4,141 4,115
L2783630.UP.FTS.B, 16.79%, 3/14/27 .... 26,610 26,400
L2790588.UP.FTS.B, 16.81%, 3/14/27 .... 3,871 3,852
FW2780507.UP.FTS.B, 16.82%, 3/14/27 .. 15,428 15,335
FW2790218.UP.FTS.B, 16.82%, 3/14/27 .. 3,387 3,370
FW2783290.UP.FTS.B, 16.83%, 3/14/27 .. 7,354 7,318
FW2787453.UP.FTS.B, 16.84%, 3/14/27 .. 6,193 6,163
L2781471.UP.FTS.B, 16.84%, 3/14/27 .... 1,064 1,059
L2790374.UP.FTS.B, 16.87%, 3/14/27 .... 7,645 7,584
FW2783637.UP.FTS.B, 16.93%, 3/14/27 .. 7,732 7,659
L2782584.UP.FTS.B, 16.94%, 3/14/27 .... 16,452 16,322
L2780924.UP.FTS.B, 16.96%, 3/14/27 .... 6,751 6,687
L2783856.UP.FTS.B, 16.96%, 3/14/27 .... 3,774 3,745
L2743727.UP.FTS.B, 16.97%, 3/14/27 .... 4,893 4,626
L2783224.UP.FTS.B, 16.97%, 3/14/27 .... 4,167 4,126
L2781842.UP.FTS.B, 17.01%, 3/14/27 .... 7,259 7,201
FW2779871.UP.FTS.B, 17.03%, 3/14/27 .. 15,492 15,370
FW2781271.UP.FTS.B, 17.06%, 3/14/27 .. 7,356 7,298
L2787213.UP.FTS.B, 17.06%, 3/14/27 .... 44,426 44,207
L2782031.UP.FTS.B, 17.07%, 3/14/27 .... 14,679 13,880
L2780352.UP.FTS.B, 17.09%, 3/14/27 .... 9,679 9,603
L2780173.UP.FTS.B, 17.14%, 3/14/27 .... 3,105 3,074
FW2784298.UP.FTS.B, 17.15%, 3/14/27 .. 24,197 23,958
L2789704.UP.FTS.B, 17.16%, 3/14/27 .... 24,200 24,008
FW2780002.UP.FTS.B, 17.17%, 3/14/27 .. 2,904 2,881
L2788261.UP.FTS.B, 17.17%, 3/14/27 .... 1,258 1,252
L2780146.UP.FTS.B, 17.18%, 3/14/27 .... 3,572 3,539
FW2779719.UP.FTS.B, 17.2%, 3/14/27 ... 6,292 6,242
L2786112.UP.FTS.B, 17.23%, 3/14/27 .... 2,536 2,509
L2785657.UP.FTS.B, 17.24%, 3/14/27 .... 4,259 4,226
FW2785239.UP.FTS.B, 17.27%, 3/14/27 .. 2,891 2,864
FW2782814.UP.FTS.B, 17.3%, 3/14/27 ... 6,196 6,147
L2785928.UP.FTS.B, 17.3%, 3/14/27 .... 48,405 48,023
FW2780342.UP.FTS.B, 17.34%, 3/14/27 .. 10,282 10,181
L2781008.UP.FTS.B, 17.34%, 3/14/27 .... 7,164 7,129
L2783179.UP.FTS.B, 17.39%, 3/14/27 .... 8,714 8,628
L2783901.UP.FTS.B, 17.4%, 3/14/27 .... 15,297 15,146
L2780286.UP.FTS.B, 17.43%, 3/14/27 .... 18,396 18,251

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785227.UP.FTS.B, 17.43%, 3/14/27 .... $ 28,175 $ 27,953
L2785862.UP.FTS.B, 17.44%, 3/14/27 .... 38,729 38,539
L2790752.UP.FTS.B, 17.44%, 3/14/27 .... 4,148 4,107
FW2781874.UP.FTS.B, 17.45%, 3/14/27 .. 968 961
L2780752.UP.FTS.B, 17.46%, 3/14/27 .... 33,763 33,445
L2786485.UP.FTS.B, 17.46%, 3/14/27 .... 15,395 15,274
FW2779934.UP.FTS.B, 17.49%, 3/14/27 .. 9,683 9,606
FW2780478.UP.FTS.B, 17.53%, 3/14/27 .. 968 961
L2786475.UP.FTS.B, 17.53%, 3/14/27 .... 1,566 1,481
L2785327.UP.FTS.B, 17.54%, 3/14/27 .... 6,294 6,244
L2780295.UP.FTS.B, 17.55%, 3/14/27 .... 5,229 5,188
L2789286.UP.FTS.B, 17.58%, 3/14/27 .... 8,760 8,693
FW2780850.UP.FTS.B, 17.6%, 3/14/27 ... 14,526 14,411
FW2783200.UP.FTS.B, 17.6%, 3/14/27 ... 13,605 13,476
FW2785880.UP.FTS.B, 17.62%, 3/14/27 .. 8,715 8,647
L2785321.UP.FTS.B, 17.62%, 3/14/27 .... 6,796 6,743
L2784632.UP.FTS.B, 17.63%, 3/14/27 .... 7,263 7,227
L2783865.UP.FTS.B, 17.67%, 3/14/27 .... 5,326 5,274
FW2785197.UP.FTS.B, 17.69%, 3/14/27 .. 10,556 10,452
L2784502.UP.FTS.B, 17.69%, 3/14/27 .... 29,054 28,825
L2780580.UP.FTS.B, 17.7%, 3/14/27 .... 3,390 3,363
L2782772.UP.FTS.B, 17.7%, 3/14/27 .... 14,236 14,096
L2785162.UP.FTS.B, 17.72%, 3/14/27 .... 19,369 19,179
FW2785310.UP.FTS.B, 17.73%, 3/14/27 .. 8,716 8,648
L2789365.UP.FTS.B, 17.74%, 3/14/27 .... 38,739 38,434
L2789037.UP.FTS.B, 17.75%, 3/14/27 .... 18,111 17,968
L2780144.UP.FTS.B, 17.8%, 3/14/27 .... 16,465 16,335
L2782152.UP.FTS.B, 17.81%, 3/14/27 .... 2,528 2,509
FW2784943.UP.FTS.B, 17.86%, 3/14/27 .. 10,545 10,423
L2786127.UP.FTS.B, 17.86%, 3/14/27 .... 4,359 4,324
FW2783998.UP.FTS.B, 17.89%, 3/14/27 .. 1,937 1,922
FW2784396.UP.FTS.B, 17.89%, 3/14/27 .. 3,778 3,740
L2768222.UP.FTS.B, 17.92%, 3/14/27 .... 23,349 23,166
FW2779862.UP.FTS.B, 17.93%, 3/14/27 .. 969 961
L2785495.UP.FTS.B, 17.96%, 3/14/27 .... 3,584 3,556
L2785895.UP.FTS.B, 17.97%, 3/14/27 .... 21,311 21,102
L2783820.UP.FTS.B, 17.99%, 3/14/27 .... 36,958 36,610
L2784843.UP.FTS.B, 18.02%, 3/14/27 .... 11,642 11,586
FW2781007.UP.FTS.B, 18.03%, 3/14/27 .. 9,689 9,613
FW2780686.UP.FTS.B, 18.04%, 3/14/27 .. 1,066 1,060
L2780829.UP.FTS.B, 18.05%, 3/14/27 .... 9,300 9,227
FW2781770.UP.FTS.B, 18.09%, 3/14/27 .. 3,175 3,156
L2785717.UP.FTS.B, 18.12%, 3/14/27 .... 15,501 15,349
FW2786571.UP.FTS.B, 18.14%, 3/14/27 .. 20,830 20,667
FW2771881.UP.FTS.B, 18.18%, 3/14/27 .. 4,844 4,797
FW2780394.UP.FTS.B, 18.18%, 3/14/27 .. 9,204 9,114
FW2784120.UP.FTS.B, 18.18%, 3/14/27 .. 3,391 3,364
L2781185.UP.FTS.B, 18.2%, 3/14/27 ..... 3,779 3,742
L2762731.UP.FTS.B, 18.21%, 3/14/27 .... 6,298 6,267
L2785773.UP.FTS.B, 18.25%, 3/14/27 .... 13,081 12,978
FW2779997.UP.FTS.B, 18.26%, 3/14/27 .. 1,979 1,965
L2786738.UP.FTS.B, 18.29%, 3/14/27 .... 2,117 2,092
L2784355.UP.FTS.B, 18.3%, 3/14/27 .... 3,004 2,980
L2781131.UP.FTS.B, 18.34%, 3/14/27 .... 10,175 10,125
L2783242.UP.FTS.B, 18.38%, 3/14/27 .... 6,299 6,268
L2781333.UP.FTS.B, 18.4%, 3/14/27 .... 16,890 16,730
L2782423.UP.FTS.B, 18.4%, 3/14/27 .... 12,681 12,563
L2789502.UP.FTS.B, 18.42%, 3/14/27 .... 36,979 36,738
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2781963.UP.FTS.B, 18.43%, 3/14/27 .... $ 10,563 $ 10,459
L2789078.UP.FTS.B, 18.45%, 3/14/27 .... 3,780 3,742
FW2786891.UP.FTS.B, 18.46%, 3/14/27 .. 15,470 15,283
FW2783747.UP.FTS.B, 18.48%, 3/14/27 .. 4,840 4,784
FW2788462.UP.FTS.B, 18.48%, 3/14/27 .. 9,691 9,596
FW2780658.UP.FTS.B, 18.49%, 3/14/27 .. 15,033 14,885
L2761321.UP.FTS.B, 18.5%, 3/14/27 .... 2,731 2,705
L2779732.UP.FTS.B, 18.53%, 3/14/27 .... 9,983 9,885
FW2788100.UP.FTS.B, 18.55%, 3/14/27 .. 22,034 21,867
L2788795.UP.FTS.B, 18.58%, 3/14/27 .... 9,692 9,613
L2785399.UP.FTS.B, 18.59%, 3/14/27 .... 16,552 16,352
L2789629.UP.FTS.B, 18.6%, 3/14/27 .... 5,331 5,278
FW2780445.UP.FTS.B, 18.66%, 3/14/27 .. 16,963 16,796
L2780206.UP.FTS.B, 18.66%, 3/14/27 .... 9,693 9,598
L2789624.UP.FTS.B, 18.67%, 3/14/27 .... 15,509 15,387
FW2780229.UP.FTS.B, 18.68%, 3/14/27 .. 2,423 2,400
L2782895.UP.FTS.B, 18.68%, 3/14/27 .... 10,565 10,483
L2781142.UP.FTS.B, 18.71%, 3/14/27 .... 5,719 5,674
FW2782751.UP.FTS.B, 18.72%, 3/14/27 .. 9,694 9,598
FW2786391.UP.FTS.B, 18.72%, 3/14/27 .. 7,789 7,729
L2783944.UP.FTS.B, 18.73%, 3/14/27 .... 9,500 9,407
FW2779991.UP.FTS.B, 18.74%, 3/14/27 .. 11,245 11,191
FW2784433.UP.FTS.B, 18.76%, 3/14/27 .. 6,683 6,619
L2783654.UP.FTS.B, 18.81%, 3/14/27 .... 12,579 12,459
L2784627.UP.FTS.B, 18.83%, 3/14/27 .... 9,855 9,752
L2779919.UP.FTS.B, 18.85%, 3/14/27 .... 48,473 48,239
L2782107.UP.FTS.B, 18.88%, 3/14/27 .... 10,664 10,560
L2781571.UP.FTS.B, 18.92%, 3/14/27 .... 10,568 10,464
L2782929.UP.FTS.B, 18.95%, 3/14/27 .... 2,521 2,501
FW2787024.UP.FTS.B, 19%, 3/14/27 .... 48,479 48,005
L2783159.UP.FTS.B, 19.01%, 3/14/27 .... 3,821 3,783
FW2782318.UP.FTS.B, 19.02%, 3/14/27 .. 11,635 11,521
FW2790605.UP.FTS.B, 19.02%, 3/14/27 .. 30,931 30,781
L2781200.UP.FTS.B, 19.02%, 3/14/27 .... 9,696 9,601
FW2784575.UP.FTS.B, 19.03%, 3/14/27 .. 14,439 14,268
L2784145.UP.FTS.B, 19.03%, 3/14/27 .... 5,333 5,281
L2779673.UP.FTS.B, 19.08%, 3/14/27 .... 6,303 6,241
L2789238.UP.FTS.B, 19.09%, 3/14/27 .... 8,766 8,682
L2785730.UP.FTS.B, 19.13%, 3/14/27 .... 24,507 23,149
FW2754559.UP.FTS.B, 19.14%, 3/14/27 .. 24,243 24,053
FW2787713.UP.FTS.B, 19.15%, 3/14/27 .. 9,018 8,948
FW2780787.UP.FTS.B, 19.16%, 3/14/27 .. 13,576 13,443
FW2785207.UP.FTS.B, 19.16%, 3/14/27 .. 24,144 23,908
L2781882.UP.FTS.B, 19.22%, 3/14/27 .... 9,310 9,237
L2783530.UP.FTS.B, 19.22%, 3/14/27 .... 4,849 4,801
L2787505.UP.FTS.B, 19.22%, 3/14/27 .... 2,638 2,605
FW2779984.UP.FTS.B, 19.29%, 3/14/27 .. 7,820 7,728
L2779286.UP.FTS.B, 19.31%, 3/14/27 .... 5,819 5,762
L2780702.UP.FTS.B, 19.32%, 3/14/27 .... 21,143 20,936
FW2785535.UP.FTS.B, 19.34%, 3/14/27 .. 24,438 24,255
L2785478.UP.FTS.B, 19.34%, 3/14/27 .... 48,494 48,020
FW2784356.UP.FTS.B, 19.36%, 3/14/27 .. 12,027 11,969
L2772898.UP.FTS.B, 19.36%, 3/14/27 .... 38,796 38,481
L2788944.UP.FTS.B, 19.36%, 3/14/27 .... 48,495 48,116
L2781072.UP.FTS.B, 19.38%, 3/14/27 .... 4,268 4,234
L2786225.UP.FTS.B, 19.38%, 3/14/27 .... 13,288 13,158
L2787510.UP.FTS.B, 19.38%, 3/14/27 .... 20,940 20,693
L2780753.UP.FTS.B, 19.39%, 3/14/27 .... 22,144 21,881

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2784108.UP.FTS.B, 19.4%, 3/14/27 .... $ 20,757 $ 20,595
FW2779751.UP.FTS.B, 19.43%, 3/14/27 .. 3,880 3,842
L2783953.UP.FTS.B, 19.43%, 3/14/27 .... 2,425 2,406
L2785370.UP.FTS.B, 19.45%, 3/14/27 .... 21,145 20,939
FW2785518.UP.FTS.B, 19.46%, 3/14/27 .. 15,908 15,752
L2780125.UP.FTS.B, 19.47%, 3/14/27 .... 21,340 21,173
L2790127.UP.FTS.B, 19.48%, 3/14/27 .... 10,379 10,298
L2784624.UP.FTS.B, 19.51%, 3/14/27 .... 10,588 10,486
L2781083.UP.FTS.B, 19.56%, 3/14/27 .... 3,855 3,818
FW2785941.UP.FTS.B, 19.58%, 3/14/27 .. 17,490 17,355
L2780974.UP.FTS.B, 19.58%, 3/14/27 .... 7,858 7,797
L2784181.UP.FTS.B, 19.58%, 3/14/27 .... 24,155 23,872
L2782824.UP.FTS.B, 19.61%, 3/14/27 .... 10,574 10,471
L2780683.UP.FTS.B, 19.62%, 3/14/27 .... 8,429 7,972
L2780902.UP.FTS.B, 19.63%, 3/14/27 .... 6,888 6,821
L2785354.UP.FTS.B, 19.65%, 3/14/27 .... 3,978 3,947
FW2780425.UP.FTS.B, 19.66%, 3/14/27 .. 14,552 14,439
FW2783399.UP.FTS.B, 19.68%, 3/14/27 .. 5,342 5,290
L2780913.UP.FTS.B, 19.68%, 3/14/27 .... 6,209 6,161
FW2782056.UP.FTS.B, 19.7%, 3/14/27 ... 7,798 7,724
L2787013.UP.FTS.B, 19.7%, 3/14/27 .... 8,344 8,262
L2789596.UP.FTS.B, 19.71%, 3/14/27 .... 5,433 5,391
L2790185.UP.FTS.B, 19.71%, 3/14/27 .... 11,559 11,448
L2782557.UP.FTS.B, 19.73%, 3/14/27 .... 10,575 10,493
L2789528.UP.FTS.B, 19.75%, 3/14/27 .... 5,336 5,284
L2776323.UP.FTS.B, 19.76%, 3/14/27 .... 15,531 15,347
FW2779945.UP.FTS.B, 19.77%, 3/14/27 .. 5,342 5,291
L2781903.UP.FTS.B, 19.77%, 3/14/27 .... 14,554 14,484
L2789061.UP.FTS.B, 19.78%, 3/14/27 .... 1,552 1,537
FW2786060.UP.FTS.B, 19.8%, 3/14/27 ... 3,847 3,811
L2783367.UP.FTS.B, 19.81%, 3/14/27 .... 21,189 21,026
L2784343.UP.FTS.B, 19.81%, 3/14/27 .... 4,851 4,804
L2785329.UP.FTS.B, 19.82%, 3/14/27 .... 7,471 7,398
L2780611.UP.FTS.B, 19.83%, 3/14/27 .... 8,442 8,359
L2782244.UP.FTS.B, 19.84%, 3/14/27 .... 5,313 5,263
L2785103.UP.FTS.B, 19.85%, 3/14/27 .... 1,097 1,086
L2780515.UP.FTS.B, 19.86%, 3/14/27 .... 6,290 6,231
L2782116.UP.FTS.B, 19.9%, 3/14/27 ..... 16,690 16,527
FW2784189.UP.FTS.B, 19.91%, 3/14/27 .. 10,273 10,210
L2771055.UP.FTS.B, 19.91%, 3/14/27 .... 6,793 6,738
L2781737.UP.FTS.B, 19.91%, 3/14/27 .... 4,835 4,790
L2782045.UP.FTS.B, 19.92%, 3/14/27 .... 15,293 15,151
FW2781890.UP.FTS.B, 19.93%, 3/14/27 .. 10,480 10,378
L2782730.UP.FTS.B, 19.94%, 3/14/27 .... 9,703 9,609
L2784726.UP.FTS.B, 19.97%, 3/14/27 .... 15,915 15,786
L2785429.UP.FTS.B, 20%, 3/14/27 ...... 4,250 4,200
L2784927.UP.FTS.B, 20.04%, 3/14/27 .... 8,549 8,433
FW2785877.UP.FTS.B, 20.08%, 3/14/27 .. 5,144 5,104
FW2787084.UP.FTS.B, 20.12%, 3/14/27 .. 6,308 6,247
L2788756.UP.FTS.B, 20.13%, 3/14/27 .... 15,917 15,788
L2783601.UP.FTS.B, 20.15%, 3/14/27 .... 7,765 7,702
L2780471.UP.FTS.B, 20.16%, 3/14/27 .... 5,823 5,767
L2785428.UP.FTS.B, 20.21%, 3/14/27 .... 3,882 3,852
L2779074.UP.FTS.B, 20.27%, 3/14/27 .... 5,597 5,526
L2782817.UP.FTS.B, 20.32%, 3/14/27 .... 21,161 20,990
L2782852.UP.FTS.B, 20.32%, 3/14/27 .... 1,068 1,059
L2780204.UP.FTS.B, 20.34%, 3/14/27 .... 9,694 9,582
L2789071.UP.FTS.B, 20.34%, 3/14/27 .... 14,561 14,419
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2785975.UP.FTS.B, 20.35%, 3/14/27 .... $ 10,625 $ 10,524
FW2780713.UP.FTS.B, 20.36%, 3/14/27 .. 16,891 16,726
L2790430.UP.FTS.B, 20.37%, 3/14/27 .... 19,415 19,265
L2783368.UP.FTS.B, 20.38%, 3/14/27 .... 7,766 7,703
L2788404.UP.FTS.B, 20.4%, 3/14/27 .... 48,868 48,408
L2781217.UP.FTS.B, 20.42%, 3/14/27 .... 12,619 12,504
L2782188.UP.FTS.B, 20.46%, 3/14/27 .... 14,449 14,318
L2789118.UP.FTS.B, 20.49%, 3/14/27 .... 14,145 14,005
L2783485.UP.FTS.B, 20.5%, 3/14/27 .... 14,476 14,339
FW2783065.UP.FTS.B, 20.52%, 3/14/27 .. 4,292 4,259
L2779878.UP.FTS.B, 20.54%, 3/14/27 .... 13,593 13,528
L2788741.UP.FTS.B, 20.54%, 3/14/27 .... 5,437 5,384
FW2784389.UP.FTS.B, 20.56%, 3/14/27 .. 3,204 3,178
FW2788480.UP.FTS.B, 20.56%, 3/14/27 .. 6,214 6,164
L2781714.UP.FTS.B, 20.56%, 3/14/27 .... 24,079 23,845
L2782942.UP.FTS.B, 20.56%, 3/14/27 .... 10,292 10,192
FW2789665.UP.FTS.B, 20.58%, 3/14/27 .. 4,272 4,238
L2785210.UP.FTS.B, 20.6%, 3/14/27 .... 6,929 6,863
L2784645.UP.FTS.B, 20.66%, 3/14/27 .... 2,011 1,985
FW2785996.UP.FTS.B, 20.67%, 3/14/27 .. 5,243 5,192
FW2782809.UP.FTS.B, 20.69%, 3/14/27 .. 5,341 5,289
FW2782886.UP.FTS.B, 20.69%, 3/14/27 .. 28,662 28,385
L2781794.UP.FTS.B, 20.69%, 3/14/27 .... 13,516 13,355
FW2786190.UP.FTS.B, 20.74%, 3/14/27 .. 5,101 5,051
FW2781564.UP.FTS.B, 20.75%, 3/14/27 .. 3,205 3,173
FW2785244.UP.FTS.B, 20.75%, 3/14/27 .. 7,379 7,308
L2785821.UP.FTS.B, 20.75%, 3/14/27 .... 4,273 4,231
FW2785451.UP.FTS.B, 20.8%, 3/14/27 ... 26,366 26,112
FW2787933.UP.FTS.B, 20.81%, 3/14/27 .. 19,422 19,234
FW2780653.UP.FTS.B, 20.84%, 3/14/27 .. 10,672 10,549
L2786023.UP.FTS.B, 20.84%, 3/14/27 .... 6,798 6,743
L2783973.UP.FTS.B, 20.89%, 3/14/27 .... 10,586 10,504
L2786517.UP.FTS.B, 20.9%, 3/14/27 .... 16,051 15,854
L2783671.UP.FTS.B, 20.91%, 3/14/27 .... 10,392 10,312
L2785557.UP.FTS.B, 20.92%, 3/14/27 .... 1,038 1,025
L2790205.UP.FTS.B, 20.92%, 3/14/27 .... 1,651 1,635
FW2780991.UP.FTS.B, 20.95%, 3/14/27 .. 8,450 8,368
L2784917.UP.FTS.B, 20.96%, 3/14/27 .... 33,993 33,664
FW2789132.UP.FTS.B, 21%, 3/14/27 .... 8,353 8,272
L2780447.UP.FTS.B, 21.03%, 3/14/27 .... 3,661 3,627
FW2783376.UP.FTS.B, 21.04%, 3/14/27 .. 4,274 4,232
L2784285.UP.FTS.B, 21.04%, 3/14/27 .... 2,914 2,891
L2785009.UP.FTS.B, 21.06%, 3/14/27 .... 16,804 16,641
FW2783063.UP.FTS.B, 21.08%, 3/14/27 .. 9,713 9,619
L2785764.UP.FTS.B, 21.12%, 3/14/27 .... 8,161 8,098
L2762778.UP.FTS.B, 21.15%, 3/14/27 .... 5,828 5,772
L2779534.UP.FTS.B, 21.16%, 3/14/27 .... 9,809 9,268
L2783728.UP.FTS.B, 21.18%, 3/14/27 .... 3,206 3,175
L2778435.UP.FTS.B, 21.2%, 3/14/27 .... 2,137 2,116
FW2784043.UP.FTS.B, 21.22%, 3/14/27 .. 3,206 3,180
FW2783359.UP.FTS.B, 21.23%, 3/14/27 .. 16,515 16,355
L2780075.UP.FTS.B, 21.23%, 3/14/27 .... 22,433 22,221
FW2781956.UP.FTS.B, 21.26%, 3/14/27 .. 4,857 4,810
FW2779425.UP.FTS.B, 21.27%, 3/14/27 .. 10,595 10,493
FW2780777.UP.FTS.B, 21.29%, 3/14/27 .. 3,206 3,175
L2780757.UP.FTS.B, 21.34%, 3/14/27 .... 1,652 1,638
FW2788633.UP.FTS.B, 21.36%, 3/14/27 .. 3,662 3,619
L2785878.UP.FTS.B, 21.36%, 3/14/27 .... 1,457 1,446

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2781849.UP.FTS.B, 21.39%, 3/14/27 .. $ 9,716 $ 9,622
FW2781871.UP.FTS.B, 21.39%, 3/14/27 .. 10,493 10,392
FW2783027.UP.FTS.B, 21.39%, 3/14/27 .. 21,097 20,928
L2783471.UP.FTS.B, 21.41%, 3/14/27 .... 9,718 9,624
FW2789740.UP.FTS.B, 21.46%, 3/14/27 .. 14,575 14,463
L2787046.UP.FTS.B, 21.46%, 3/14/27 .... 2,138 2,117
L2784388.UP.FTS.B, 21.47%, 3/14/27 .... 4,858 4,811
L2784444.UP.FTS.B, 21.47%, 3/14/27 .... 4,275 4,234
L2785139.UP.FTS.B, 21.47%, 3/14/27 .... 9,522 9,446
L2789869.UP.FTS.B, 21.53%, 3/14/27 .... 7,482 7,422
FW2789765.UP.FTS.B, 21.55%, 3/14/27 .. 19,435 19,279
L2779350.UP.FTS.B, 21.55%, 3/14/27 .... 6,316 6,255
L2789337.UP.FTS.B, 21.56%, 3/14/27 .... 39,646 39,342
FW2786256.UP.FTS.B, 21.58%, 3/14/27 .. 8,189 8,111
L2782008.UP.FTS.B, 21.58%, 3/14/27 .... 1,652 1,639
L2773530.UP.FTS.B, 21.6%, 3/14/27 .... 8,746 8,661
L2786557.UP.FTS.B, 21.6%, 3/14/27 .... 13,702 13,569
L2780344.UP.FTS.B, 21.61%, 3/14/27 .... 3,197 3,169
L2790163.UP.FTS.B, 21.62%, 3/14/27 .... 3,207 3,176
L2785432.UP.FTS.B, 21.63%, 3/14/27 .... 7,774 7,738
L2758459.UP.FTS.B, 21.67%, 3/14/27 .... 9,321 8,825
L2784140.UP.FTS.B, 21.67%, 3/14/27 .... 11,676 11,583
L2785864.UP.FTS.B, 21.67%, 3/14/27 .... 4,276 4,242
L2782992.UP.FTS.B, 21.68%, 3/14/27 .... 19,437 19,249
FW2786747.UP.FTS.B, 21.7%, 3/14/27 ... 4,179 4,147
FW2785547.UP.FTS.B, 21.71%, 3/14/27 .. 7,580 7,545
FW2783166.UP.FTS.B, 21.74%, 3/14/27 .. 1,031 1,021
L2788222.UP.FTS.B, 21.74%, 3/14/27 .... 11,706 11,615
FW2780669.UP.FTS.B, 21.77%, 3/14/27 .. 3,304 3,278
L2784304.UP.FTS.B, 21.78%, 3/14/27 .... 2,865 2,838
L2790540.UP.FTS.B, 21.79%, 3/14/27 .... 11,663 11,570
FW2784824.UP.FTS.B, 21.8%, 3/14/27 ... 2,721 2,700
L2785736.UP.FTS.B, 21.81%, 3/14/27 .... 13,024 12,920
L2782941.UP.FTS.B, 21.84%, 3/14/27 .... 2,916 2,893
L2785656.UP.FTS.B, 21.86%, 3/14/27 .... 9,525 9,449
FW2789308.UP.FTS.B, 21.87%, 3/14/27 .. 4,666 4,620
L2784758.UP.FTS.B, 21.87%, 3/14/27 .... 650 641
FW2785231.UP.FTS.B, 21.88%, 3/14/27 .. 8,803 8,736
FW2784365.UP.FTS.B, 21.9%, 3/14/27 ... 1,069 1,061
L2781510.UP.FTS.B, 21.9%, 3/14/27 .... 4,907 4,645
FW2782801.UP.FTS.B, 21.92%, 3/14/27 .. 5,205 5,158
L2782578.UP.FTS.B, 21.93%, 3/14/27 .... 9,720 9,626
L2787728.UP.FTS.B, 21.93%, 3/14/27 .... 21,190 21,021
L2786180.UP.FTS.B, 21.96%, 3/14/27 .... 12,209 12,094
FW2780135.UP.FTS.B, 21.97%, 3/14/27 .. 10,596 10,511
FW2789174.UP.FTS.B, 21.99%, 3/14/27 .. 9,721 9,627
FW2785285.UP.FTS.B, 22%, 3/14/27 .... 9,814 9,284
L2784561.UP.FTS.B, 22.05%, 3/14/27 .... 9,242 9,151
L2785737.UP.FTS.B, 22.05%, 3/14/27 .... 12,578 12,466
FW2784161.UP.FTS.B, 22.07%, 3/14/27 .. 5,706 5,653
FW2782553.UP.FTS.B, 22.13%, 3/14/27 .. 9,722 9,628
FW2785552.UP.FTS.B, 22.13%, 3/14/27 .. 8,944 8,858
L2782667.UP.FTS.B, 22.16%, 3/14/27 .... 5,319 5,051
FW2781801.UP.FTS.B, 22.17%, 3/14/27 .. 5,094 5,032
L2780945.UP.FTS.B, 22.19%, 3/14/27 .... 3,695 3,665
L2783252.UP.FTS.B, 22.19%, 3/14/27 .... 4,240 4,201
L2782604.UP.FTS.B, 22.2%, 3/14/27 .... 6,320 6,259
L2785618.UP.FTS.B, 22.23%, 3/14/27 .... 22,168 21,991
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2779978.UP.FTS.B, 22.26%, 3/14/27 .... $ 4,861 $ 4,815
L2783657.UP.FTS.B, 22.26%, 3/14/27 .... 10,598 10,496
L2786434.UP.FTS.B, 22.26%, 3/14/27 .... 31,481 31,190
L2785258.UP.FTS.B, 22.27%, 3/14/27 .... 27,322 27,103
L2780882.UP.FTS.B, 22.29%, 3/14/27 .... 8,945 8,874
L2785489.UP.FTS.B, 22.3%, 3/14/27 .... 6,320 6,270
L2784609.UP.FTS.B, 22.31%, 3/14/27 .... 6,223 6,175
L2780535.UP.FTS.B, 22.33%, 3/14/27 .... 980 967
L2780097.UP.FTS.B, 22.4%, 3/14/27 .... 5,592 5,541
L2781968.UP.FTS.B, 22.4%, 3/14/27 .... 9,724 9,646
L2780470.UP.FTS.B, 22.46%, 3/14/27 .... 4,862 4,824
L2784446.UP.FTS.B, 22.46%, 3/14/27 .... 4,308 4,276
L2780797.UP.FTS.B, 22.54%, 3/14/27 .... 5,835 5,789
L2786010.UP.FTS.B, 22.55%, 3/14/27 .... 21,396 21,296
FW2790759.UP.FTS.B, 22.58%, 3/14/27 .. 9,504 9,433
L2787644.UP.FTS.B, 22.58%, 3/14/27 .... 21,396 21,233
L2783196.UP.FTS.B, 22.61%, 3/14/27 .... 48,052 47,612
FW2784227.UP.FTS.B, 22.62%, 3/14/27 .. 3,696 3,666
FW2781920.UP.FTS.B, 22.63%, 3/14/27 .. 4,182 4,149
L2784421.UP.FTS.B, 22.65%, 3/14/27 .... 22,370 22,155
FW2786125.UP.FTS.B, 22.66%, 3/14/27 .. 21,008 20,841
FW2784685.UP.FTS.B, 22.67%, 3/14/27 .. 2,723 2,702
FW2784073.UP.FTS.B, 22.68%, 3/14/27 .. 19,391 19,167
L2783023.UP.FTS.B, 22.68%, 3/14/27 .... 7,192 7,103
FW2784182.UP.FTS.B, 22.7%, 3/14/27 ... 7,295 7,237
L2782562.UP.FTS.B, 22.7%, 3/14/27 .... 11,672 11,579
L2782657.UP.FTS.B, 22.74%, 3/14/27 .... 1,669 1,580
FW2783265.UP.FTS.B, 22.77%, 3/14/27 .. 6,225 6,165
FW2788584.UP.FTS.B, 22.8%, 3/14/27 ... 12,743 12,641
FW2777044.UP.FTS.B, 22.81%, 3/14/27 .. 4,722 4,676
L2787540.UP.FTS.B, 22.81%, 3/14/27 .... 7,393 7,334
FW2753534.UP.FTS.B, 22.82%, 3/14/27 .. 9,727 9,653
FW2784654.UP.FTS.B, 22.82%, 3/14/27 .. 2,140 2,123
L2781656.UP.FTS.B, 22.82%, 3/14/27 .... 5,253 5,202
L2780837.UP.FTS.B, 22.86%, 3/14/27 .... 9,689 9,576
FW2786104.UP.FTS.B, 22.87%, 3/14/27 .. 3,748 3,560
FW2781557.UP.FTS.B, 22.9%, 3/14/27 ... 48,640 48,253
FW2781822.UP.FTS.B, 22.9%, 3/14/27 ... 3,794 3,764
FW2784959.UP.FTS.B, 22.93%, 3/14/27 .. 10,409 10,326
L2785473.UP.FTS.B, 22.94%, 3/14/27 .... 9,741 9,664
FW2782255.UP.FTS.B, 22.97%, 3/14/27 .. 9,781 9,707
FW2787840.UP.FTS.B, 22.97%, 3/14/27 .. 2,432 2,409
FW2780072.UP.FTS.B, 22.99%, 3/14/27 .. 4,864 4,826
L2785540.UP.FTS.B, 22.99%, 3/14/27 .... 4,281 4,247
FW2784934.UP.FTS.B, 23%, 3/14/27 .... 20,625 20,461
L2779888.UP.FTS.B, 23%, 3/14/27 ...... 10,410 10,327
L2787316.UP.FTS.B, 23.04%, 3/14/27 .... 16,821 16,677
L2780183.UP.FTS.B, 23.06%, 3/14/27 .... 7,828 7,758
L2784944.UP.FTS.B, 23.08%, 3/14/27 .... 21,210 21,007
L2784662.UP.FTS.B, 23.09%, 3/14/27 .... 4,768 4,730
L2781807.UP.FTS.B, 23.11%, 3/14/27 .... 2,181 631
FW2784618.UP.FTS.B, 23.12%, 3/14/27 .. 22,182 21,920
FW2786356.UP.FTS.B, 23.15%, 3/14/27 .. 12,749 12,647
FW2786995.UP.FTS.B, 23.16%, 3/14/27 .. 2,400 397
FW2780202.UP.FTS.B, 23.19%, 3/14/27 .. 5,254 5,204
L2761841.UP.FTS.B, 23.22%, 3/14/27 .... 9,731 9,657
L2785554.UP.FTS.B, 23.22%, 3/14/27 .... 12,650 12,529
L2784336.UP.FTS.B, 23.23%, 3/14/27 .... 11,677 11,584

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785264.UP.FTS.B, 23.25%, 3/14/27 .... $ 1,026 $ 1,014
L2784879.UP.FTS.B, 23.27%, 3/14/27 .... 27,444 27,226
L2788591.UP.FTS.B, 23.29%, 3/14/27 .... 15,959 15,832
L2760019.UP.FTS.B, 23.32%, 3/14/27 .... 2,452 2,430
L2783934.UP.FTS.B, 23.32%, 3/14/27 .... 11,136 11,039
FW2781188.UP.FTS.B, 23.33%, 3/14/27 .. 5,401 5,128
FW2781643.UP.FTS.B, 23.35%, 3/14/27 .. 8,467 8,399
L2782223.UP.FTS.B, 23.37%, 3/14/27 .... 7,299 7,229
FW2784660.UP.FTS.B, 23.39%, 3/14/27 .. 12,250 12,139
L2780091.UP.FTS.B, 23.39%, 3/14/27 .... 6,326 6,265
L2782075.UP.FTS.B, 23.42%, 3/14/27 .... 7,299 7,241
L2783070.UP.FTS.B, 23.43%, 3/14/27 .... 26,374 26,165
FW2788561.UP.FTS.B, 23.46%, 3/14/27 .. 7,883 7,821
FW2782011.UP.FTS.B, 23.47%, 3/14/27 .. 5,840 5,793
L2761176.UP.FTS.B, 23.49%, 3/14/27 .... 5,787 5,745
L2782909.UP.FTS.B, 23.52%, 3/14/27 .... 4,285 4,252
L2786831.UP.FTS.B, 23.53%, 3/14/27 .... 2,725 2,704
FW2783910.UP.FTS.B, 23.55%, 3/14/27 .. 8,291 8,214
L2785861.UP.FTS.B, 23.55%, 3/14/27 .... 1,740 1,720
L2781260.UP.FTS.B, 23.57%, 3/14/27 .... 3,699 3,669
L2782859.UP.FTS.B, 23.57%, 3/14/27 .... 19,467 19,312
FW2784430.UP.FTS.B, 23.6%, 3/14/27 ... 7,397 7,327
L2785160.UP.FTS.B, 23.61%, 3/14/27 .... 4,300 4,259
L2782694.UP.FTS.B, 23.62%, 3/14/27 .... 9,734 9,656
FW2780693.UP.FTS.B, 23.64%, 3/14/27 .. 1,654 1,640
FW2788638.UP.FTS.B, 23.68%, 3/14/27 .. 3,212 3,187
L2786303.UP.FTS.B, 23.68%, 3/14/27 .... 4,283 4,249
FW2783416.UP.FTS.B, 23.69%, 3/14/27 .. 1,655 1,639
L2785417.UP.FTS.B, 23.7%, 3/14/27 .... 2,747 2,704
FW2778811.UP.FTS.B, 23.71%, 3/14/27 .. 6,814 6,760
FW2782070.UP.FTS.B, 23.71%, 3/14/27 .. 15,933 15,751
L2782881.UP.FTS.B, 23.71%, 3/14/27 .... 2,161 2,052
L2780981.UP.FTS.B, 23.73%, 3/14/27 .... 2,434 2,414
FW2782598.UP.FTS.B, 23.76%, 3/14/27 .. 4,283 4,249
FW2779943.UP.FTS.B, 23.77%, 3/14/27 .. 4,549 4,484
FW2789256.UP.FTS.B, 23.77%, 3/14/27 .. 41,179 40,785
L2786981.UP.FTS.B, 23.77%, 3/14/27 .... 2,219 2,193
L2777367.UP.FTS.B, 23.84%, 3/14/27 .... 8,470 8,403
L2785703.UP.FTS.B, 23.84%, 3/14/27 .... 49,116 46,635
L2787821.UP.FTS.B, 23.85%, 3/14/27 .... 4,013 3,964
FW2781390.UP.FTS.B, 23.87%, 3/14/27 .. 3,213 3,187
L2782820.UP.FTS.B, 23.87%, 3/14/27 .... 1,363 1,352
L2780834.UP.FTS.B, 23.88%, 3/14/27 .... 4,179 4,139
L2755133.UP.FTS.B, 23.9%, 3/14/27 .... 10,612 10,528
L2779812.UP.FTS.B, 23.92%, 3/14/27 .... 6,913 6,846
FW2788696.UP.FTS.B, 23.94%, 3/14/27 .. 12,657 12,536
L2782516.UP.FTS.B, 23.94%, 3/14/27 .... 7,302 7,232
FW2782245.UP.FTS.B, 23.97%, 3/14/27 .. 3,700 3,671
L2784400.UP.FTS.B, 23.97%, 3/14/27 .... 10,546 10,465
L2785033.UP.FTS.B, 23.98%, 3/14/27 .... 2,921 2,898
L2782059.UP.FTS.B, 23.99%, 3/14/27 .... 7,718 7,648
L2782866.UP.FTS.B, 24.04%, 3/14/27 .... 9,737 9,660
L2785483.UP.FTS.B, 24.04%, 3/14/27 .... 24,341 24,148
FW2783257.UP.FTS.B, 24.06%, 3/14/27 .. 3,399 3,369
FW2788985.UP.FTS.B, 24.06%, 3/14/27 .. 6,816 6,762
FW2781228.UP.FTS.B, 24.08%, 3/14/27 .. 18,890 18,741
FW2783835.UP.FTS.B, 24.08%, 3/14/27 .. 5,895 5,597
L2785874.UP.FTS.B, 24.08%, 3/14/27 .... 8,606 8,527
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2783316.UP.FTS.B, 24.1%, 3/14/27 ... $ 49,011 $ 48,646
FW2789306.UP.FTS.B, 24.13%, 3/14/27 .. 29,213 28,982
L2785916.UP.FTS.B, 24.17%, 3/14/27 .... 10,517 10,434
FW2783759.UP.FTS.B, 24.2%, 3/14/27 ... 2,142 2,125
FW2789810.UP.FTS.B, 24.24%, 3/14/27 .. 1,948 1,932
L2777858.UP.FTS.B, 24.24%, 3/14/27 .... 3,408 3,376
FW2779683.UP.FTS.B, 24.26%, 3/14/27 .. 35,739 33,911
L2785772.UP.FTS.B, 24.26%, 3/14/27 .... 6,428 6,377
FW2786063.UP.FTS.B, 24.27%, 3/14/27 .. 14,608 14,493
FW2787432.UP.FTS.B, 24.27%, 3/14/27 .. 19,478 19,324
FW2779891.UP.FTS.B, 24.29%, 3/14/27 .. 9,621 9,550
FW2782192.UP.FTS.B, 24.29%, 3/14/27 .. 34,407 34,189
L2780844.UP.FTS.B, 24.29%, 3/14/27 .... 1,461 1,449
L2790667.UP.FTS.B, 24.29%, 3/14/27 .... 29,217 28,986
FW2780840.UP.FTS.B, 24.31%, 3/14/27 .. 30,754 30,492
L2782609.UP.FTS.B, 24.32%, 3/14/27 .... 1,081 1,026
L2781049.UP.FTS.B, 24.35%, 3/14/27 .... 28,989 28,729
FW2785302.UP.FTS.B, 24.36%, 3/14/27 .. 7,597 7,537
L2782467.UP.FTS.B, 24.36%, 3/14/27 .... 17,531 17,393
L2786696.UP.FTS.B, 24.36%, 3/14/27 .... 974 966
FW2780321.UP.FTS.B, 24.37%, 3/14/27 .. 5,845 5,799
FW2785584.UP.FTS.B, 24.37%, 3/14/27 .. 3,908 3,851
L2784096.UP.FTS.B, 24.39%, 3/14/27 .... 12,174 12,078
L2786186.UP.FTS.B, 24.4%, 3/14/27 .... 14,536 14,368
FW2784019.UP.FTS.B, 24.41%, 3/14/27 .. 3,214 3,189
L2787675.UP.FTS.B, 24.41%, 3/14/27 .... 3,214 3,183
L2780368.UP.FTS.B, 24.46%, 3/14/27 .... 1,948 1,933
FW2781651.UP.FTS.B, 24.5%, 3/14/27 ... 3,896 3,859
L2789467.UP.FTS.B, 24.5%, 3/14/27 .... 7,695 7,634
L2785189.UP.FTS.B, 24.51%, 3/14/27 .... 33,507 33,243
FW2786034.UP.FTS.B, 24.53%, 3/14/27 .. 5,260 5,219
L2780976.UP.FTS.B, 24.53%, 3/14/27 .... 3,896 3,866
L2783176.UP.FTS.B, 24.55%, 3/14/27 .... 4,811 4,767
L2780408.UP.FTS.B, 24.56%, 3/14/27 .... 33,703 33,438
L2784521.UP.FTS.B, 24.56%, 3/14/27 .... 974 966
FW2789662.UP.FTS.B, 24.58%, 3/14/27 .. 19,483 19,330
FW2784794.UP.FTS.B, 24.59%, 3/14/27 .. 3,896 3,866
L2789217.UP.FTS.B, 24.59%, 3/14/27 .... 5,845 5,799
FW2787277.UP.FTS.B, 24.63%, 3/14/27 .. 9,741 9,664
L2785580.UP.FTS.B, 24.64%, 3/14/27 .... 952 941
FW2786154.UP.FTS.B, 24.69%, 3/14/27 .. 4,195 4,145
L2788945.UP.FTS.B, 24.69%, 3/14/27 .... 1,364 1,351
FW2784504.UP.FTS.B, 24.71%, 3/14/27 .. 4,287 4,253
L2790168.UP.FTS.B, 24.71%, 3/14/27 .... 4,575 4,525
L2763354.UP.FTS.B, 24.72%, 3/14/27 .... 9,756 9,680
L2781314.UP.FTS.B, 24.73%, 3/14/27 .... 9,700 9,615
L2780767.UP.FTS.B, 24.74%, 3/14/27 .... 3,732 3,705
FW2789200.UP.FTS.B, 24.76%, 3/14/27 .. 9,743 9,666
L2785834.UP.FTS.B, 24.76%, 3/14/27 .... 24,356 24,164
FW2783832.UP.FTS.B, 24.77%, 3/14/27 .. 7,430 7,373
FW2784538.UP.FTS.B, 24.77%, 3/14/27 .. 4,684 4,647
L2782914.UP.FTS.B, 24.81%, 3/14/27 .... 5,320 5,272
FW2785616.UP.FTS.B, 24.82%, 3/14/27 .. 4,677 4,640
L2781646.UP.FTS.B, 24.82%, 3/14/27 .... 1,457 1,440
L2785436.UP.FTS.B, 24.82%, 3/14/27 .... 1,364 1,353
FW2785575.UP.FTS.B, 24.85%, 3/14/27 .. 10,696 10,598
FW2773993.UP.FTS.B, 24.86%, 3/14/27 .. 11,692 11,581
L2782406.UP.FTS.B, 24.86%, 3/14/27 .... 1,461 1,450

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2785579.UP.FTS.B, 24.87%, 3/14/27 .. $ 1,642 $ 1,627
L2780171.UP.FTS.B, 24.87%, 3/14/27 .... 1,066 1,054
L2780108.UP.FTS.B, 24.9%, 3/14/27 .... 1,162 1,151
L2780668.UP.FTS.B, 24.9%, 3/14/27 .... 1,072 1,063
L2786424.UP.FTS.B, 24.9%, 3/14/27 .... 2,923 2,900
FW2789519.UP.FTS.B, 24.91%, 3/14/27 .. 3,215 3,190
FW2787364.UP.FTS.B, 24.92%, 3/14/27 .. 5,359 5,317
L2784041.UP.FTS.B, 24.92%, 3/14/27 .... 5,534 5,486
FW2786639.UP.FTS.B, 24.93%, 3/14/27 .. 30,901 30,536
L2783320.UP.FTS.B, 24.93%, 3/14/27 .... 1,949 1,933
L2789092.UP.FTS.B, 24.93%, 3/14/27 .... 47,744 47,369
FW2781259.UP.FTS.B, 24.94%, 3/14/27 .. 2,118 2,098
L2787716.UP.FTS.B, 24.94%, 3/14/27 .... 1,559 1,547
L2782622.UP.FTS.B, 24.95%, 3/14/27 .... 3,244 3,080
FW2786578.UP.FTS.B, 24.96%, 3/14/27 .. 4,287 4,254
L2781584.UP.FTS.B, 24.97%, 3/14/27 .... 1,754 1,740
L2785800.UP.FTS.B, 24.97%, 3/14/27 .... 864 853
L2788648.UP.FTS.B, 24.97%, 3/14/27 .... 3,590 3,555
FW2789180.UP.FTS.B, 24.98%, 3/14/27 .. 4,287 4,254
L2782113.UP.FTS.B, 24.98%, 3/14/27 .... 1,745 1,730
L2782951.UP.FTS.B, 24.98%, 3/14/27 .... 5,749 5,694
L2780392.UP.FTS.B, 24.99%, 3/14/27 .... 4,872 4,834
L2785666.UP.FTS.B, 24.99%, 3/14/27 .... 7,990 7,927
FW2780263.UP.FTS.B, 25%, 3/14/27 .... 4,256 4,218
FW2785281.UP.FTS.B, 25%, 3/14/27 .... 2,241 2,224
L2782686.UP.FTS.B, 25%, 3/14/27 ...... 15,591 15,468
L2788674.UP.FTS.B, 25.02%, 3/14/27 .... 1,075 1,067
FW2780348.UP.FTS.B, 25.03%, 3/14/27 .. 5,308 5,040
L2762758.UP.FTS.B, 25.04%, 3/14/27 .... 3,118 3,094
L2762807.UP.FTS.B, 25.04%, 3/14/27 .... 1,364 1,354
L2782815.UP.FTS.B, 25.05%, 3/14/27 .... 974 967
L2783787.UP.FTS.B, 25.07%, 3/14/27 .... 1,190 346
L2788073.UP.FTS.B, 25.08%, 3/14/27 .... 1,072 1,064
L2782211.UP.FTS.B, 25.12%, 3/14/27 .... 3,978 3,943
L2788622.UP.FTS.B, 25.12%, 3/14/27 .... 8,434 8,356
L2789388.UP.FTS.B, 25.13%, 3/14/27 .... 1,068 1,056
FW2780849.UP.FTS.B, 25.14%, 3/14/27 .. 8,540 8,101
FW2786218.UP.FTS.B, 25.14%, 3/14/27 .. 7,894 7,832
L2781286.UP.FTS.B, 25.14%, 3/14/27 .... 3,411 3,384
L2784225.UP.FTS.B, 25.14%, 3/14/27 .... 975 967
L2771517.UP.FTS.B, 25.15%, 3/14/27 .... 1,020 1,007
L2779851.UP.FTS.B, 25.15%, 3/14/27 .... 1,081 1,023
L2782036.UP.FTS.B, 25.15%, 3/14/27 .... 975 967
L2785611.UP.FTS.B, 25.15%, 3/14/27 .... 1,072 1,062
FW2779775.UP.FTS.B, 25.16%, 3/14/27 .. 3,411 3,384
FW2780910.UP.FTS.B, 25.16%, 3/14/27 .. 7,376 7,329
FW2786251.UP.FTS.B, 25.16%, 3/14/27 .. 29,236 29,006
L2780203.UP.FTS.B, 25.16%, 3/14/27 .... 1,267 1,257
FW2784065.UP.FTS.B, 25.17%, 3/14/27 .. 12,864 12,742
L2782121.UP.FTS.B, 25.17%, 3/14/27 .... 8,051 7,966
L2785652.UP.FTS.B, 25.17%, 3/14/27 .... 8,674 8,605
FW2783634.UP.FTS.B, 25.18%, 3/14/27 .. 7,730 7,662
FW2784381.UP.FTS.B, 25.18%, 3/14/27 .. 2,058 2,036
FW2782493.UP.FTS.B, 25.19%, 3/14/27 .. 2,144 2,127
L2783148.UP.FTS.B, 25.19%, 3/14/27 .... 5,068 5,045
L2783409.UP.FTS.B, 25.19%, 3/14/27 .... 5,504 5,455
L2784278.UP.FTS.B, 25.19%, 3/14/27 .... 1,267 1,257
FW2785903.UP.FTS.B, 25.2%, 3/14/27 ... 8,480 8,414
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2783822.UP.FTS.B, 25.2%, 3/14/27 .... $ 1,657 $ 1,644
L2786161.UP.FTS.B, 25.2%, 3/14/27 .... 4,290 4,249
L2756043.UP.FTS.B, 25.21%, 3/14/27 .... 7,355 7,301
L2785715.UP.FTS.B, 25.22%, 3/14/27 .... 1,461 1,448
FW2781139.UP.FTS.B, 25.23%, 3/14/27 .. 8,999 8,919
L2780085.UP.FTS.B, 25.23%, 3/14/27 .... 1,559 1,545
L2780703.UP.FTS.B, 25.23%, 3/14/27 .... 26,704 26,451
L2785508.UP.FTS.B, 25.24%, 3/14/27 .... 2,729 2,707
L2790763.UP.FTS.B, 25.24%, 3/14/27 .... 48,731 48,348
L2783094.UP.FTS.B, 25.25%, 3/14/27 .... 7,699 7,639
L2776228.UP.FTS.B, 25.26%, 3/14/27 .... 2,951 2,933
L2785846.UP.FTS.B, 25.26%, 3/14/27 .... 13,158 13,054
L2786152.UP.FTS.B, 25.26%, 3/14/27 .... 1,754 1,738
L2788841.UP.FTS.B, 25.26%, 3/14/27 .... 975 966
L2782384.UP.FTS.B, 25.27%, 3/14/27 .... 1,096 1,084
L2787770.UP.FTS.B, 25.27%, 3/14/27 .... 1,072 1,064
L2784711.UP.FTS.B, 25.28%, 3/14/27 .... 2,437 2,417
L2780354.UP.FTS.B, 25.29%, 3/14/27 .... 14,327 14,215
L2781929.UP.FTS.B, 25.3%, 3/14/27 .... 1,608 1,593
L2785136.UP.FTS.B, 25.3%, 3/14/27 .... 3,119 3,094
L2785498.UP.FTS.B, 25.3%, 3/14/27 .... 945 936
L2785844.UP.FTS.B, 25.3%, 3/14/27 .... 2,339 2,321
L2786640.UP.FTS.B, 25.3%, 3/14/27 .... 4,975 4,936
FW2781846.UP.FTS.B, 25.31%, 3/14/27 .. 12,281 12,184
FW2788742.UP.FTS.B, 25.31%, 3/14/27 .. 2,650 2,625
L2762586.UP.FTS.B, 25.31%, 3/14/27 .... 12,963 12,861
L2780766.UP.FTS.B, 25.31%, 3/14/27 .... 19,103 18,922
L2785356.UP.FTS.B, 25.31%, 3/14/27 .... 3,511 3,484
L2781289.UP.FTS.B, 25.32%, 3/14/27 .... 11,696 11,604
L2781668.UP.FTS.B, 25.32%, 3/14/27 .... 1,295 1,277
L2782763.UP.FTS.B, 25.32%, 3/14/27 .... 1,754 1,738
L2786994.UP.FTS.B, 25.32%, 3/14/27 .... 4,581 4,545
L2788135.UP.FTS.B, 25.32%, 3/14/27 .... 4,289 4,248
L2789685.UP.FTS.B, 25.32%, 3/14/27 .... 2,437 2,418
L2786111.UP.FTS.B, 25.33%, 3/14/27 .... 1,072 1,064
L2782339.UP.FTS.B, 25.34%, 3/14/27 .... 1,509 1,495
L2783030.UP.FTS.B, 25.34%, 3/14/27 .... 12,179 12,074
L2785122.UP.FTS.B, 25.34%, 3/14/27 .... 1,657 1,644
L2779712.UP.FTS.B, 25.35%, 3/14/27 .... 2,339 2,321
L2783282.UP.FTS.B, 25.35%, 3/14/27 .... 1,553 1,539
L2784058.UP.FTS.B, 25.35%, 3/14/27 .... 8,256 8,201
L2784505.UP.FTS.B, 25.35%, 3/14/27 .... 3,244 3,071
L2785055.UP.FTS.B, 25.35%, 3/14/27 .... 2,144 2,127
FW2784870.UP.FTS.B, 25.36%, 3/14/27 .. 7,505 7,446
L2758245.UP.FTS.B, 25.36%, 3/14/27 .... 6,480 6,396
L2783459.UP.FTS.B, 25.36%, 3/14/27 .... 4,484 4,448
L2785851.UP.FTS.B, 25.36%, 3/14/27 .... 1,072 1,064
L2789222.UP.FTS.B, 25.36%, 3/14/27 .... 1,560 1,547
L2766318.UP.FTS.B, 25.37%, 3/14/27 .... 11,011 10,941
L2777115.UP.FTS.B, 25.37%, 3/14/27 .... 4,260 4,036
L2782190.UP.FTS.B, 25.37%, 3/14/27 .... 1,136 1,122
L2788621.UP.FTS.B, 25.37%, 3/14/27 .... 6,135 5,828
L2779717.UP.FTS.B, 25.38%, 3/14/27 .... 1,560 1,547
L2785405.UP.FTS.B, 25.38%, 3/14/27 .... 24,368 24,176
L2786791.UP.FTS.B, 25.38%, 3/14/27 .... 1,129 1,118
L2787407.UP.FTS.B, 25.38%, 3/14/27 .... 3,509 3,481
FW2786988.UP.FTS.B, 25.39%, 3/14/27 .. 1,091 1,038
L2780613.UP.FTS.B, 25.39%, 3/14/27 .... 6,433 6,383

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2781090.UP.FTS.B, 25.39%, 3/14/27 .... $ 1,657 $ 1,644
L2781639.UP.FTS.B, 25.39%, 3/14/27 .... 1,949 1,934
L2782789.UP.FTS.B, 25.4%, 3/14/27 .... 3,639 3,616
L2780553.UP.FTS.B, 25.41%, 3/14/27 .... 1,462 1,451
L2784514.UP.FTS.B, 25.41%, 3/14/27 .... 1,365 1,354
L2788160.UP.FTS.B, 25.41%, 3/14/27 .... 3,509 3,482
FW2781561.UP.FTS.B, 25.42%, 3/14/27 .. 6,150 1,787
FW2783702.UP.FTS.B, 25.42%, 3/14/27 .. 10,917 10,814
FW2786974.UP.FTS.B, 25.42%, 3/14/27 .. 3,217 3,191
L2780048.UP.FTS.B, 25.42%, 3/14/27 .... 7,895 7,833
L2780699.UP.FTS.B, 25.42%, 3/14/27 .... 3,996 3,965
L2781498.UP.FTS.B, 25.42%, 3/14/27 .... 9,357 9,284
L2783648.UP.FTS.B, 25.42%, 3/14/27 .... 7,731 7,640
L2789382.UP.FTS.B, 25.42%, 3/14/27 .... 1,755 1,741
FW2779865.UP.FTS.B, 25.43%, 3/14/27 .. 26,513 26,305
FW2784695.UP.FTS.B, 25.44%, 3/14/27 .. 5,361 5,319
L2782753.UP.FTS.B, 25.44%, 3/14/27 .... 1,755 1,741
L2782792.UP.FTS.B, 25.44%, 3/14/27 .... 5,556 5,513
L2783659.UP.FTS.B, 25.44%, 3/14/27 .... 2,729 2,708
L2785196.UP.FTS.B, 25.44%, 3/14/27 .... 2,632 2,611
L2786472.UP.FTS.B, 25.44%, 3/14/27 .... 3,022 2,998
L2789341.UP.FTS.B, 25.44%, 3/14/27 .... 975 967
L2790313.UP.FTS.B, 25.44%, 3/14/27 .... 1,559 1,541
FW2781250.UP.FTS.B, 25.45%, 3/14/27 .. 2,437 2,418
L2782387.UP.FTS.B, 25.45%, 3/14/27 .... 5,654 5,609
L2782674.UP.FTS.B, 25.45%, 3/14/27 .... 5,166 5,117
L2789729.UP.FTS.B, 25.45%, 3/14/27 .... 1,170 1,161
L2738355.UP.FTS.B, 25.46%, 3/14/27 .... 9,610 9,538
L2762162.UP.FTS.B, 25.46%, 3/14/27 .... 1,020 1,009
L2775042.UP.FTS.B, 25.46%, 3/14/27 .... 1,365 1,354
L2780947.UP.FTS.B, 25.46%, 3/14/27 .... 13,160 13,056
L2781236.UP.FTS.B, 25.46%, 3/14/27 .... 1,755 1,741
L2789403.UP.FTS.B, 25.46%, 3/14/27 .... 975 967
L2779831.UP.FTS.B, 25.47%, 3/14/27 .... 975 967
L2779922.UP.FTS.B, 25.47%, 3/14/27 .... 1,657 1,641
L2781004.UP.FTS.B, 25.47%, 3/14/27 .... 3,800 564
L2781384.UP.FTS.B, 25.47%, 3/14/27 .... 1,950 1,934
L2781942.UP.FTS.B, 25.47%, 3/14/27 .... 2,646 2,626
L2783845.UP.FTS.B, 25.47%, 3/14/27 .... 6,642 6,591
FW2783798.UP.FTS.B, 25.48%, 3/14/27 .. 5,264 5,223
FW2785945.UP.FTS.B, 25.48%, 3/14/27 .. 2,632 2,611
L2780799.UP.FTS.B, 25.48%, 3/14/27 .... 20,460 20,219
L2784721.UP.FTS.B, 25.48%, 3/14/27 .... 2,242 2,224
L2784786.UP.FTS.B, 25.48%, 3/14/27 .... 28,044 27,793
L2785894.UP.FTS.B, 25.48%, 3/14/27 .... 2,065 1,961
L2789644.UP.FTS.B, 25.48%, 3/14/27 .... 8,091 8,027
L2771933.UP.FTS.B, 25.49%, 3/14/27 .... 1,657 1,641
L2781099.UP.FTS.B, 25.49%, 3/14/27 .... 1,950 1,934
L2783331.UP.FTS.B, 25.49%, 3/14/27 .... 14,673 14,500
L2785973.UP.FTS.B, 25.49%, 3/14/27 .... 3,591 3,549
L2789126.UP.FTS.B, 25.49%, 3/14/27 .... 3,875 3,837
L2781097.UP.FTS.B, 25.5%, 3/14/27 .... 2,047 2,031
L2781634.UP.FTS.B, 25.5%, 3/14/27 .... 10,918 10,832
L2782100.UP.FTS.B, 25.5%, 3/14/27 .... 2,173 2,151
L2782416.UP.FTS.B, 25.5%, 3/14/27 .... 6,564 6,505
L2783689.UP.FTS.B, 25.5%, 3/14/27 .... 9,653 9,566
L2784183.UP.FTS.B, 25.5%, 3/14/27 .... 3,607 3,578
L2785003.UP.FTS.B, 25.5%, 3/14/27 .... 8,797 8,718
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2787414.UP.FTS.B, 25.5%, 3/14/27 .... $ 1,560 $ 1,547
L2780940.UP.FTS.B, 25.51%, 3/14/27 .... 11,111 10,560
L2782131.UP.FTS.B, 25.51%, 3/14/27 .... 17,157 17,022
L2783650.UP.FTS.B, 25.51%, 3/14/27 .... 3,209 3,182
L2785441.UP.FTS.B, 25.51%, 3/14/27 .... 3,704 3,675
L2785664.UP.FTS.B, 25.51%, 3/14/27 .... 3,400 566
L2788040.UP.FTS.B, 25.51%, 3/14/27 .... 2,317 2,296
FW2785898.UP.FTS.B, 25.52%, 3/14/27 .. 3,217 3,192
FW2786678.UP.FTS.B, 25.53%, 3/14/27 .. 3,771 3,737
L2783105.UP.FTS.B, 25.53%, 3/14/27 .... 3,509 3,482
L2783570.UP.FTS.B, 25.53%, 3/14/27 .... 3,784 3,751
L2784004.UP.FTS.B, 25.53%, 3/14/27 .... 3,217 3,192
L2782017.UP.FTS.B, 25.54%, 3/14/27 .... 2,100 1,996
FW2779787.UP.FTS.B, 25.55%, 3/14/27 .. 12,673 12,574
FW2783441.UP.FTS.B, 25.55%, 3/14/27 .. 6,434 6,384
L2785828.UP.FTS.B, 25.55%, 3/14/27 .... 5,362 5,320
L2788882.UP.FTS.B, 25.56%, 3/14/27 .... 5,963 5,905
L2789121.UP.FTS.B, 25.56%, 3/14/27 .... 3,217 3,192
FW2784612.UP.FTS.B, 25.59%, 3/14/27 .. 41,725 41,398
FW2787136.UP.FTS.B, 25.59%, 3/14/27 .. 20,889 20,734
FW2779971.UP.FTS.B, 25.6%, 3/14/27 ... 22,130 21,956
FW2785182.UP.FTS.B, 25.6%, 3/14/27 ... 33,731 33,466
FW2788301.UP.FTS.B, 25.6%, 3/14/27 ... 5,362 5,320
L2779594.UP.FTS.B, 25.6%, 3/14/27 .... 3,510 3,482
L2783555.UP.FTS.B, 25.63%, 3/14/27 .... 3,211 3,180
L2787005.UP.FTS.B, 25.63%, 3/14/27 .... 14,634 14,521
L2781773.UP.FTS.B, 25.64%, 3/14/27 .... 5,418 5,385
L2782139.UP.FTS.B, 25.66%, 3/14/27 .... 20,474 20,280
L2784850.UP.FTS.B, 25.66%, 3/14/27 .... 4,192 4,159
L2789273.UP.FTS.B, 25.66%, 3/14/27 .... 3,315 3,283
L2779605.UP.FTS.B, 25.67%, 3/14/27 .... 1,657 1,644
FW2783690.UP.FTS.B, 25.69%, 3/14/27 .. 10,593 10,501
FW2787434.UP.FTS.B, 25.69%, 3/14/27 .. 3,900 3,869
FW2783763.UP.FTS.B, 25.71%, 3/14/27 .. 4,875 4,837
FW2785711.UP.FTS.B, 25.72%, 3/14/27 .. 35,633 35,311
FW2779444.UP.FTS.B, 25.73%, 3/14/27 .. 4,875 4,837
L2780672.UP.FTS.B, 25.73%, 3/14/27 .... 12,382 12,285
FW2780350.UP.FTS.B, 25.74%, 3/14/27 .. 1,082 1,027
FW2780847.UP.FTS.B, 25.74%, 3/14/27 .. 4,387 4,353
FW2780856.UP.FTS.B, 25.75%, 3/14/27 .. 19,987 19,831
FW2787230.UP.FTS.B, 25.75%, 3/14/27 .. 7,312 7,255
FW2782144.UP.FTS.B, 25.77%, 3/14/27 .. 2,633 2,612
FW2784068.UP.FTS.B, 25.78%, 3/14/27 .. 1,455 1,438
L2784093.UP.FTS.B, 25.79%, 3/14/27 .... 8,775 8,692
FW2785241.UP.FTS.B, 25.8%, 3/14/27 ... 14,918 14,801
FW2789673.UP.FTS.B, 25.81%, 3/14/27 .. 4,290 4,257
FW2782693.UP.FTS.B, 25.83%, 3/14/27 .. 21,628 6,288
FW2785161.UP.FTS.B, 25.83%, 3/14/27 .. 9,688 9,603
FW2780258.UP.FTS.B, 25.85%, 3/14/27 .. 48,717 48,305
FW2782682.UP.FTS.B, 25.85%, 3/14/27 .. 12,768 12,675
L2782068.UP.FTS.B, 25.85%, 3/14/27 .... 21,972 21,802
FW2779937.UP.FTS.B, 25.86%, 3/14/27 .. 15,348 15,215
FW2785698.UP.FTS.B, 25.86%, 3/14/27 .. 11,701 11,609
L2780008.UP.FTS.B, 25.87%, 3/14/27 .... 6,143 6,095
L2781526.UP.FTS.B, 25.87%, 3/14/27 .... 5,265 5,224
L2780080.UP.FTS.B, 25.88%, 3/14/27 .... 9,263 9,191
FW2786039.UP.FTS.B, 25.89%, 3/14/27 .. 4,681 4,644
FW2789463.UP.FTS.B, 25.89%, 3/14/27 .. 8,483 8,417

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2780770.UP.FTS.B, 25.9%, 3/14/27 ... $ 10,629 $ 10,546
L2783927.UP.FTS.B, 25.9%, 3/14/27 .... 11,800 11,726
L2790291.UP.FTS.B, 25.9%, 3/14/27 .... 3,399 3,366
FW2789383.UP.FTS.B, 25.92%, 3/14/27 .. 2,145 2,128
FW2790136.UP.FTS.B, 25.92%, 3/14/27 .. 35,007 34,676
L2779415.UP.FTS.B, 25.96%, 3/14/27 .... 4,561 1,292
L2781244.UP.FTS.B, 25.96%, 3/14/27 .... 7,119 7,063
L2786958.UP.FTS.B, 25.96%, 3/14/27 .... 5,948 5,902
L2787560.UP.FTS.B, 25.96%, 3/14/27 .... 3,511 3,483
FW2790410.UP.FTS.B, 25.97%, 3/14/27 .. 2,438 2,419
L2780995.UP.FTS.B, 25.98%, 3/14/27 .... 13,457 13,352
L2788615.UP.FTS.B, 25.98%, 3/14/27 .... 4,388 4,354
L2783013.UP.FTS.B, 25.99%, 3/14/27 .... 2,100 333
L2785293.UP.FTS.B, 26%, 3/14/27 ...... 6,647 6,596
FW2789493.UP.FTS.B, 26.02%, 3/14/27 .. 13,303 13,178
FW2785920.UP.FTS.B, 26.05%, 3/14/27 .. 10,532 10,450
L2782923.UP.FTS.B, 26.05%, 3/14/27 .... 2,539 2,520
L2787985.UP.FTS.B, 26.07%, 3/14/27 .... 2,243 2,225
FW2789885.UP.FTS.B, 26.1%, 3/14/27 ... 8,485 8,418
L2782453.UP.FTS.B, 26.12%, 3/14/27 .... 9,168 9,096
FW2790587.UP.FTS.B, 26.13%, 3/14/27 .. 11,021 10,935
L2761628.UP.FTS.B, 26.13%, 3/14/27 .... 8,000 1,187
L2787983.UP.FTS.B, 26.14%, 3/14/27 .... 3,609 3,574
L2767489.UP.FTS.B, 26.15%, 3/14/27 .... 9,460 9,386
FW2783121.UP.FTS.B, 26.17%, 3/14/27 .. 4,779 4,742
L2789391.UP.FTS.B, 26.18%, 3/14/27 .... 2,522 2,500
FW2781418.UP.FTS.B, 26.19%, 3/14/27 .. 1,073 1,064
FW2782503.UP.FTS.B, 26.19%, 3/14/27 .. 5,364 5,322
L2790694.UP.FTS.B, 26.19%, 3/14/27 .... 1,951 1,936
L2788594.UP.FTS.B, 26.26%, 3/14/27 .... 8,096 8,032
FW2781434.UP.FTS.B, 26.27%, 3/14/27 .. 39,015 38,647
FW2780132.UP.FTS.B, 26.28%, 3/14/27 .. 2,438 2,419
FW2781283.UP.FTS.B, 26.28%, 3/14/27 .. 10,729 10,628
FW2784157.UP.FTS.B, 26.28%, 3/14/27 .. 43,511 43,172
FW2785999.UP.FTS.B, 26.29%, 3/14/27 .. 9,364 9,291
L2787642.UP.FTS.B, 26.29%, 3/14/27 .... 2,634 2,613
FW2786626.UP.FTS.B, 26.35%, 3/14/27 .. 2,146 2,129
FW2786872.UP.FTS.B, 26.36%, 3/14/27 .. 1,853 1,839
FW2780916.UP.FTS.B, 26.37%, 3/14/27 .. 4,487 4,452
FW2786839.UP.FTS.B, 26.39%, 3/14/27 .. 12,553 12,439
FW2781613.UP.FTS.B, 26.4%, 3/14/27 ... 3,311 3,283
L2783551.UP.FTS.B, 26.4%, 3/14/27 .... 8,292 8,227
FW2782469.UP.FTS.B, 26.41%, 3/14/27 .. 11,706 11,614
L2780989.UP.FTS.B, 26.41%, 3/14/27 .... 23,021 22,850
FW2740721.UP.FTS.B, 26.47%, 3/14/27 .. 3,122 3,097
L2779936.UP.FTS.B, 26.49%, 3/14/27 .... 3,609 3,581
FW2774639.UP.FTS.B, 26.5%, 3/14/27 ... 7,317 7,259
FW2783423.UP.FTS.B, 26.53%, 3/14/27 .. 9,756 9,680
L2783137.UP.FTS.B, 26.54%, 3/14/27 .... 7,558 7,468
FW2782876.UP.FTS.B, 26.56%, 3/14/27 .. 9,756 9,680
FW2785883.UP.FTS.B, 26.57%, 3/14/27 .. 6,282 6,225
FW2784999.UP.FTS.B, 26.58%, 3/14/27 .. 5,366 5,324
FW2788390.UP.FTS.B, 26.61%, 3/14/27 .. 2,913 2,888
FW2780039.UP.FTS.B, 26.66%, 3/14/27 .. 2,146 2,130
L2781275.UP.FTS.B, 26.69%, 3/14/27 .... 7,220 7,164
FW2786185.UP.FTS.B, 26.7%, 3/14/27 ... 5,000 835
FW2788205.UP.FTS.B, 26.7%, 3/14/27 ... 10,050 9,971
FW2781116.UP.FTS.B, 26.73%, 3/14/27 .. 8,356 7,928
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2782433.UP.FTS.B, 26.73%, 3/14/27 .. $ 5,269 $ 5,228
FW2784337.UP.FTS.B, 26.73%, 3/14/27 .. 6,342 6,293
FW2785076.UP.FTS.B, 26.73%, 3/14/27 .. 2,951 2,803
FW2782583.UP.FTS.B, 26.76%, 3/14/27 .. 4,879 4,841
FW2785556.UP.FTS.B, 26.76%, 3/14/27 .. 6,830 6,777
FW2783959.UP.FTS.B, 26.81%, 3/14/27 .. 11,609 11,025
FW2781640.UP.FTS.B, 26.82%, 3/14/27 .. 20,979 20,816
FW2781134.UP.FTS.B, 26.83%, 3/14/27 .. 5,685 5,631
FW2777326.UP.FTS.B, 26.85%, 3/14/27 .. 4,764 4,723
FW2783028.UP.FTS.B, 26.85%, 3/14/27 .. 10,246 10,166
FW2790522.UP.FTS.B, 26.85%, 3/14/27 .. 8,977 8,907
FW2783352.UP.FTS.B, 26.87%, 3/14/27 .. 7,709 7,649
FW2784070.UP.FTS.B, 26.88%, 3/14/27 .. 15,906 15,782
FW2781537.UP.FTS.B, 26.89%, 3/14/27 .. 3,967 3,918
L2779692.UP.FTS.B, 26.94%, 3/14/27 .... 1,269 1,259
FW2783215.UP.FTS.B, 26.96%, 3/14/27 .. 9,831 9,328
FW2785739.UP.FTS.B, 26.98%, 3/14/27 .. 3,220 3,195
FW2784428.UP.FTS.B, 27.03%, 3/14/27 .. 5,608 5,326
FW2779756.UP.FTS.B, 27.04%, 3/14/27 .. 5,270 5,229
FW2781267.UP.FTS.B, 27.05%, 3/14/27 .. 4,880 4,842
FW2789531.UP.FTS.B, 27.05%, 3/14/27 .. 14,639 14,525
FW2787704.UP.FTS.B, 27.06%, 3/14/27 .. 1,952 1,937
FW2787336.UP.FTS.B, 27.09%, 3/14/27 .. 7,820 7,760
FW2784913.UP.FTS.B, 27.1%, 3/14/27 ... 12,707 12,609
FW2785449.UP.FTS.B, 27.1%, 3/14/27 ... 9,760 9,684
FW2789171.UP.FTS.B, 27.1%, 3/14/27 ... 5,270 5,229
FW2781100.UP.FTS.B, 27.11%, 3/14/27 .. 3,262 3,228
FW2784781.UP.FTS.B, 27.14%, 3/14/27 .. 4,859 4,784
FW2785546.UP.FTS.B, 27.15%, 3/14/27 .. 4,782 4,745
FW2788735.UP.FTS.B, 27.15%, 3/14/27 .. 4,880 4,842
FW2790487.UP.FTS.B, 27.19%, 3/14/27 .. 3,416 3,390
L2784086.UP.FTS.B, 27.19%, 3/14/27 .... 4,295 4,263
FW2780366.UP.FTS.B, 27.22%, 3/14/27 .. 3,226 3,201
FW2782171.UP.FTS.B, 27.22%, 3/14/27 .. 6,860 6,808
FW2789041.UP.FTS.B, 27.27%, 3/14/27 .. 5,216 5,169
FW2784994.UP.FTS.B, 27.31%, 3/14/27 .. 5,368 5,327
FW2785253.UP.FTS.B, 27.32%, 3/14/27 .. 4,881 4,843
FW2782365.UP.FTS.B, 27.34%, 3/14/27 .. 4,881 4,843
FW2788518.UP.FTS.B, 27.34%, 3/14/27 .. 4,978 4,940
FW2780191.UP.FTS.B, 27.35%, 3/14/27 .. 4,295 4,262
L2782849.UP.FTS.B, 27.38%, 3/14/27 .... 4,686 4,649
FW2779746.UP.FTS.B, 27.4%, 3/14/27 ... 9,762 9,686
FW2781187.UP.FTS.B, 27.42%, 3/14/27 .. 2,725 2,701
FW2787946.UP.FTS.B, 27.42%, 3/14/27 .. 18,546 18,402
L2785536.UP.FTS.B, 27.43%, 3/14/27 .... 14,351 14,239
FW2781329.UP.FTS.B, 27.46%, 3/14/27 .. 2,441 2,422
FW2782057.UP.FTS.B, 27.48%, 3/14/27 .. 10,641 10,559
FW2783862.UP.FTS.B, 27.48%, 3/14/27 .. 6,793 6,733
FW2780427.UP.FTS.B, 27.49%, 3/14/27 .. 2,929 2,906
FW2780043.UP.FTS.B, 27.53%, 3/14/27 .. 2,148 2,131
L2780772.UP.FTS.B, 27.53%, 3/14/27 .... 5,858 5,812
FW2788769.UP.FTS.B, 27.54%, 3/14/27 .. 20,893 20,731
L2783614.UP.FTS.B, 27.63%, 3/14/27 .... 8,334 8,260
FW2780514.UP.FTS.B, 27.64%, 3/14/27 .. 5,370 5,328
FW2779452.UP.FTS.B, 27.68%, 3/14/27 .. 3,437 3,260
FW2780278.UP.FTS.B, 27.7%, 3/14/27 ... 42,505 42,178
FW2783812.UP.FTS.B, 27.72%, 3/14/27 .. 5,265 5,058
FW2781744.UP.FTS.B, 27.73%, 3/14/27 .. 14,647 14,533

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2789146.UP.FTS.B, 27.73%, 3/14/27 .. $ 3,808 $ 3,779
FW2781921.UP.FTS.B, 27.75%, 3/14/27 .. 3,418 3,391
FW2784987.UP.FTS.B, 27.75%, 3/14/27 .. 15,818 15,696
FW2787204.UP.FTS.B, 27.75%, 3/14/27 .. 37,045 36,733
FW2784204.UP.FTS.B, 27.77%, 3/14/27 .. 3,222 3,197
FW2781368.UP.FTS.B, 27.78%, 3/14/27 .. 2,738 2,717
FW2780839.UP.FTS.B, 27.8%, 3/14/27 ... 8,234 8,161
FW2786682.UP.FTS.B, 27.8%, 3/14/27 ... 37,028 36,707
FW2782441.UP.FTS.B, 27.81%, 3/14/27 .. 20,897 20,735
FW2780370.UP.FTS.B, 27.85%, 3/14/27 .. 21,661 20,615
FW2782891.UP.FTS.B, 27.85%, 3/14/27 .. 9,186 9,116
FW2783291.UP.FTS.B, 27.85%, 3/14/27 .. 3,693 3,660
FW2783303.UP.FTS.B, 27.89%, 3/14/27 .. 9,726 9,642
FW2786495.UP.FTS.B, 27.9%, 3/14/27 ... 5,383 5,343
FW2783389.UP.FTS.B, 27.94%, 3/14/27 .. 10,645 10,562
L2786220.UP.FTS.B, 27.96%, 3/14/27 .... 3,051 2,891
L2786514.UP.FTS.B, 27.96%, 3/14/27 .... 2,131 2,112
FW2785839.UP.FTS.B, 27.97%, 3/14/27 .. 34,587 34,381
FW2786087.UP.FTS.B, 27.98%, 3/14/27 .. 3,587 3,551
FW2784087.UP.FTS.B, 27.99%, 3/14/27 .. 2,947 2,925
FW2783828.UP.FTS.B, 28%, 3/14/27 .... 7,813 7,753
FW2786129.UP.FTS.B, 28%, 3/14/27 .... 4,859 4,817
FW2789959.UP.FTS.B, 28.01%, 3/14/27 .. 3,223 3,198
FW2788420.UP.FTS.B, 28.03%, 3/14/27 .. 6,348 6,299
FW2781052.UP.FTS.B, 28.05%, 3/14/27 .. 7,505 7,457
FW2785385.UP.FTS.B, 28.06%, 3/14/27 .. 7,520 7,462
FW2780490.UP.FTS.B, 28.1%, 3/14/27 ... 3,249 3,086
FW2780403.UP.FTS.B, 28.18%, 3/14/27 .. 4,700 4,665
FW2785555.UP.FTS.B, 28.23%, 3/14/27 .. 1,074 1,066
FW2784340.UP.FTS.B, 28.27%, 3/14/27 .. 3,224 3,199
FW2782572.UP.FTS.B, 28.31%, 3/14/27 .. 1,558 454
FW2781578.UP.FTS.B, 28.33%, 3/14/27 .. 13,871 13,764
FW2789642.UP.FTS.B, 28.34%, 3/14/27 .. 9,769 9,693
FW2781808.UP.FTS.B, 28.36%, 3/14/27 .. 10,721 10,631
L2784704.UP.FTS.B, 28.4%, 3/14/27 .... 4,494 4,459
FW2781950.UP.FTS.B, 28.45%, 3/14/27 .. 6,839 6,786
FW2784111.UP.FTS.B, 28.45%, 3/14/27 .. 5,875 5,831
FW2781108.UP.FTS.B, 28.46%, 3/14/27 .. 3,672 3,639
L2780004.UP.FTS.B, 28.5%, 3/14/27 .... 3,713 3,684
FW2781674.UP.FTS.B, 28.51%, 3/14/27 .. 6,350 6,301
L2785465.UP.FTS.B, 28.54%, 3/14/27 .... 4,593 4,558
FW2785248.UP.FTS.B, 28.55%, 3/14/27 .. 2,166 2,058
FW2786004.UP.FTS.B, 28.57%, 3/14/27 .. 11,138 11,052
FW2789834.UP.FTS.B, 28.57%, 3/14/27 .. 1,075 1,066
FW2781987.UP.FTS.B, 28.61%, 3/14/27 .. 21,495 21,330
FW2786144.UP.FTS.B, 28.61%, 3/14/27 .. 2,036 2,018
FW2790351.UP.FTS.B, 28.63%, 3/14/27 .. 4,885 4,848
FW2788124.UP.FTS.B, 28.64%, 3/14/27 .. 9,575 9,502
L2788699.UP.FTS.B, 28.65%, 3/14/27 .... 6,449 6,399
FW2786168.UP.FTS.B, 28.7%, 3/14/27 ... 10,000 1,676
FW2749985.UP.FTS.B, 28.71%, 3/14/27 .. 2,150 2,133
FW2780226.UP.FTS.B, 28.72%, 3/14/27 .. 7,328 7,272
FW2788496.UP.FTS.B, 28.72%, 3/14/27 .. 7,426 7,369
FW2787016.UP.FTS.B, 28.75%, 3/14/27 .. 14,657 14,545
FW2786938.UP.FTS.B, 28.76%, 3/14/27 .. 2,736 2,715
FW2787789.UP.FTS.B, 28.76%, 3/14/27 .. 1,445 1,432
L2753124.UP.FTS.B, 28.79%, 3/14/27 .... 8,400 1,408
FW2785517.UP.FTS.B, 28.82%, 3/14/27 .. 21,205 21,042
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2780172.UP.FTS.B, 28.83%, 3/14/27 .. $ 1,954 $ 1,939
FW2784235.UP.FTS.B, 28.84%, 3/14/27 .. 4,886 4,848
FW2784893.UP.FTS.B, 28.85%, 3/14/27 .. 10,652 10,570
FW2783497.UP.FTS.B, 28.87%, 3/14/27 .. 3,702 3,556
FW2788575.UP.FTS.B, 28.88%, 3/14/27 .. 19,545 19,394
FW2784865.UP.FTS.B, 28.89%, 3/14/27 .. 1,075 1,067
FW2785593.UP.FTS.B, 28.9%, 3/14/27 ... 8,209 8,145
FW2789750.UP.FTS.B, 28.92%, 3/14/27 .. 3,909 3,879
FW2787416.UP.FTS.B, 28.94%, 3/14/27 .. 1,270 1,261
FW2784104.UP.FTS.B, 28.97%, 3/14/27 .. 5,375 5,334
FW2783990.UP.FTS.B, 28.98%, 3/14/27 .. 3,421 3,389
L2789066.UP.FTS.B, 28.98%, 3/14/27 .... 2,071 2,043
FW2789827.UP.FTS.B, 29.03%, 3/14/27 .. 3,403 3,374
FW2789128.UP.FTS.B, 29.06%, 3/14/27 .. 11,720 11,647
FW2781279.UP.FTS.B, 29.08%, 3/14/27 .. 3,225 3,201
FW2784282.UP.FTS.B, 29.08%, 3/14/27 .. 7,090 7,021
FW2780789.UP.FTS.B, 29.09%, 3/14/27 .. 1,477 1,468
FW2781080.UP.FTS.B, 29.1%, 3/14/27 ... 1,655 1,640
FW2783840.UP.FTS.B, 29.11%, 3/14/27 .. 18,558 18,403
FW2782994.UP.FTS.B, 29.14%, 3/14/27 .. 3,866 3,831
FW2783889.UP.FTS.B, 29.18%, 3/14/27 .. 4,279 4,242
FW2786022.UP.FTS.B, 29.2%, 3/14/27 ... 5,439 5,407
FW2779355.UP.FTS.B, 29.22%, 3/14/27 .. 5,669 5,626
FW2781786.UP.FTS.B, 29.22%, 3/14/27 .. 1,857 1,843
FW2789307.UP.FTS.B, 29.22%, 3/14/27 .. 2,357 2,335
FW2784027.UP.FTS.B, 29.23%, 3/14/27 .. 14,955 14,840
FW2790629.UP.FTS.B, 29.24%, 3/14/27 .. 1,576 1,497
FW2781563.UP.FTS.B, 29.25%, 3/14/27 .. 978 970
FW2783263.UP.FTS.B, 29.25%, 3/14/27 .. 9,091 9,021
FW2779918.UP.FTS.B, 29.26%, 3/14/27 .. 6,842 6,790
FW2780483.UP.FTS.B, 29.28%, 3/14/27 .. 4,965 4,726
FW2785470.UP.FTS.B, 29.28%, 3/14/27 .. 8,993 8,924
FW2781164.UP.FTS.B, 29.32%, 3/14/27 .. 14,563 14,436
FW2781011.UP.FTS.B, 29.33%, 3/14/27 .. 10,024 9,937
FW2787118.UP.FTS.B, 29.41%, 3/14/27 .. 2,835 2,813
FW2785953.UP.FTS.B, 29.44%, 3/14/27 .. 10,318 10,214
FW2779974.UP.FTS.B, 29.47%, 3/14/27 .. 3,813 3,784
FW2787970.UP.FTS.B, 29.51%, 3/14/27 .. 5,279 5,239
FW2781629.UP.FTS.B, 29.52%, 3/14/27 .. 9,777 9,702
FW2788427.UP.FTS.B, 29.53%, 3/14/27 .. 6,844 6,791
FW2779230.UP.FTS.B, 29.54%, 3/14/27 .. 9,777 9,702
FW2785583.UP.FTS.B, 29.56%, 3/14/27 .. 1,955 1,940
FW2781467.UP.FTS.B, 29.58%, 3/14/27 .. 6,453 6,404
FW2785701.UP.FTS.B, 29.6%, 3/14/27 ... 2,053 2,038
FW2780605.UP.FTS.B, 29.61%, 3/14/27 .. 978 970
FW2786457.UP.FTS.B, 29.64%, 3/14/27 .. 4,889 4,851
FW2788463.UP.FTS.B, 29.68%, 3/14/27 .. 3,286 3,129
FW2788443.UP.FTS.B, 29.76%, 3/14/27 .. 1,956 1,941
FW2784031.UP.FTS.B, 29.77%, 3/14/27 .. 8,996 8,927
FW2773545.UP.FTS.B, 29.8%, 3/14/27 ... 2,204 2,180
FW2785457.UP.FTS.B, 29.81%, 3/14/27 .. 4,060 4,023
FW2782660.UP.FTS.B, 29.88%, 3/14/27 .. 1,076 1,067
FW2783287.UP.FTS.B, 29.91%, 3/14/27 .. 4,889 4,852
FW2784527.UP.FTS.B, 29.93%, 3/14/27 .. 9,780 9,705
FW2782094.UP.FTS.B, 29.97%, 3/14/27 .. 9,768 9,687
FW2783229.UP.FTS.B, 29.98%, 3/14/27 .. 11,736 11,646
FW2784677.UP.FTS.B, 29.98%, 3/14/27 .. 981 974
FW2786432.UP.FTS.B, 29.98%, 3/14/27 .. 5,559 5,500

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2789655.UP.FTS.B, 29.98%, 3/14/27 .. $ 14,670 $ 14,558
FW2781346.UP.FTS.B, 30.01%, 3/14/27 .. 16,366 16,212
FW2782160.UP.FTS.B, 30.01%, 3/14/27 .. 1,076 1,068
FW2783917.UP.FTS.B, 30.04%, 3/14/27 .. 2,152 2,132
FW2788528.UP.FTS.B, 30.04%, 3/14/27 .. 19,561 19,411
FW2784122.UP.FTS.B, 30.05%, 3/14/27 .. 4,988 4,950
FW2789631.UP.FTS.B, 30.08%, 3/14/27 .. 4,499 4,465
FW2788067.UP.FTS.B, 30.09%, 3/14/27 .. 6,064 6,018
FW2779755.UP.FTS.B, 30.1%, 3/14/27 ... 1,000 148
FW2779811.UP.FTS.B, 30.11%, 3/14/27 .. 1,957 1,942
FW2787874.UP.FTS.B, 30.13%, 3/14/27 .. 1,076 1,068
FW2788950.UP.FTS.B, 30.14%, 3/14/27 .. 11,505 11,401
FW2781683.UP.FTS.B, 30.16%, 3/14/27 .. 4,304 4,271
FW2787766.UP.FTS.B, 30.16%, 3/14/27 .. 5,380 5,339
FW2784092.UP.FTS.B, 30.18%, 3/14/27 .. 2,445 2,427
FW2788570.UP.FTS.B, 30.2%, 3/14/27 ... 8,119 8,057
FW2784272.UP.FTS.B, 30.21%, 3/14/27 .. 44,310 43,972
FW2782050.UP.FTS.B, 30.24%, 3/14/27 .. 24,887 23,693
FW2781612.UP.FTS.B, 30.26%, 3/14/27 .. 1,076 1,068
FW2785476.UP.FTS.B, 30.26%, 3/14/27 .. 6,405 6,090
FW2750613.UP.FTS.B, 30.29%, 3/14/27 .. 978 971
FW2789447.UP.FTS.B, 30.29%, 3/14/27 .. 3,228 3,203
FW2786136.UP.FTS.B, 30.3%, 3/14/27 ... 4,499 4,284
FW2786929.UP.FTS.B, 30.3%, 3/14/27 ... 9,782 9,708
FW2781150.UP.FTS.B, 30.31%, 3/14/27 .. 3,032 3,009
FW2782935.UP.FTS.B, 30.31%, 3/14/27 .. 7,774 7,708
FW2785389.UP.FTS.B, 30.36%, 3/14/27 .. 4,392 4,355
FW2790079.UP.FTS.B, 30.37%, 3/14/27 .. 5,870 5,825
FW2785341.UP.FTS.B, 30.39%, 3/14/27 .. 1,076 1,068
FW2782539.UP.FTS.B, 30.4%, 3/14/27 ... 24,368 24,160
FW2783523.UP.FTS.B, 30.41%, 3/14/27 .. 5,087 5,048
FW2781702.UP.FTS.B, 30.46%, 3/14/27 .. 5,772 5,728
FW2790017.UP.FTS.B, 30.46%, 3/14/27 .. 1,764 1,751
FW2781023.UP.FTS.B, 30.48%, 3/14/27 .. 10,272 10,194
FW2790314.UP.FTS.B, 30.48%, 3/14/27 .. 10,370 10,291
FW2788285.UP.FTS.B, 30.5%, 3/14/27 ... 2,642 2,621
FW2780158.UP.FTS.B, 30.52%, 3/14/27 .. 1,740 1,725
FW2781177.UP.FTS.B, 30.53%, 3/14/27 .. 5,941 5,907
FW2780987.UP.FTS.B, 30.55%, 3/14/27 .. 1,100 344
FW2781915.UP.FTS.B, 30.55%, 3/14/27 .. 944 934
FW2782697.UP.FTS.B, 30.56%, 3/14/27 .. 12,666 12,046
FW2782768.UP.FTS.B, 30.56%, 3/14/27 .. 34,493 32,666
FW2786530.UP.FTS.B, 30.56%, 3/14/27 .. 2,945 2,924
FW2780499.UP.FTS.B, 30.57%, 3/14/27 .. 1,663 1,651
FW2789619.UP.FTS.B, 30.58%, 3/14/27 .. 1,565 1,554
FW2781411.UP.FTS.B, 30.59%, 3/14/27 .. 917 907
FW2786059.UP.FTS.B, 30.59%, 3/14/27 .. 1,300 219
FW2789370.UP.FTS.B, 30.6%, 3/14/27 ... 4,403 4,369
FW2781547.UP.FTS.B, 30.61%, 3/14/27 .. 978 971
FW2785934.UP.FTS.B, 30.61%, 3/14/27 .. 17,905 17,769
FW2781204.UP.FTS.B, 30.65%, 3/14/27 .. 4,801 4,756
FW2789252.UP.FTS.B, 30.65%, 3/14/27 .. 19,569 19,420
FW2785351.UP.FTS.B, 30.67%, 3/14/27 .. 1,566 1,554
FW2780044.UP.FTS.B, 30.68%, 3/14/27 .. 978 971
FW2780952.UP.FTS.B, 30.68%, 3/14/27 .. 978 971
FW2783503.UP.FTS.B, 30.68%, 3/14/27 .. 1,281 1,217
FW2785651.UP.FTS.B, 30.68%, 3/14/27 .. 1,873 1,780
FW2787603.UP.FTS.B, 30.68%, 3/14/27 .. 1,064 1,054
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2781585.UP.FTS.B, 30.69%, 3/14/27 .. $ 1,174 $ 1,165
FW2784325.UP.FTS.B, 30.69%, 3/14/27 .. 1,272 1,262
FW2785631.UP.FTS.B, 30.69%, 3/14/27 .. 1,957 1,942
FW2788282.UP.FTS.B, 30.69%, 3/14/27 .. 8,415 8,351
FW2781758.UP.FTS.B, 30.71%, 3/14/27 .. 4,072 1,193
FW2787729.UP.FTS.B, 30.71%, 3/14/27 .. 3,959 3,937
FW2790266.UP.FTS.B, 30.72%, 3/14/27 .. 925 915
FW2783504.UP.FTS.B, 30.73%, 3/14/27 .. 3,327 3,302
FW2783723.UP.FTS.B, 30.73%, 3/14/27 .. 5,289 5,249
FW2785448.UP.FTS.B, 30.73%, 3/14/27 .. 3,675 1,070
FW2786209.UP.FTS.B, 30.73%, 3/14/27 .. 1,370 1,359
FW2782687.UP.FTS.B, 30.74%, 3/14/27 .. 1,972 1,873
FW2790096.UP.FTS.B, 30.76%, 3/14/27 .. 1,774 1,685
FW2782610.UP.FTS.B, 30.77%, 3/14/27 .. 979 971
FW2785573.UP.FTS.B, 30.77%, 3/14/27 .. 1,379 1,365
FW2779142.UP.FTS.B, 30.78%, 3/14/27 .. 4,501 4,467
FW2783660.UP.FTS.B, 30.79%, 3/14/27 .. 2,544 2,525
FW2789302.UP.FTS.B, 30.79%, 3/14/27 .. 5,850 5,800
FW2784402.UP.FTS.B, 30.8%, 3/14/27 ... 4,012 3,981
FW2780019.UP.FTS.B, 30.81%, 3/14/27 .. 1,370 1,360
FW2780875.UP.FTS.B, 30.81%, 3/14/27 .. 2,642 2,622
FW2781304.UP.FTS.B, 30.82%, 3/14/27 .. 1,041 1,031
FW2785523.UP.FTS.B, 30.83%, 3/14/27 .. 3,719 3,690
FW2785601.UP.FTS.B, 30.83%, 3/14/27 .. 2,168 2,155
FW2779868.UP.FTS.B, 30.84%, 3/14/27 .. 1,468 1,454
FW2784190.UP.FTS.B, 30.84%, 3/14/27 .. 1,606 1,590
FW2782723.UP.FTS.B, 30.86%, 3/14/27 .. 993 291
FW2780405.UP.FTS.B, 30.87%, 3/14/27 .. 1,566 1,554
FW2781128.UP.FTS.B, 30.87%, 3/14/27 .. 2,153 2,137
FW2781941.UP.FTS.B, 30.87%, 3/14/27 .. 1,761 1,748
FW2786761.UP.FTS.B, 30.87%, 3/14/27 .. 2,267 2,154
FW2779806.UP.FTS.B, 30.88%, 3/14/27 .. 1,076 1,068
FW2783995.UP.FTS.B, 30.88%, 3/14/27 .. 3,425 3,399
FW2782574.UP.FTS.B, 30.89%, 3/14/27 .. 9,670 9,582
FW2789947.UP.FTS.B, 30.89%, 3/14/27 .. 3,901 3,855
FW2783449.UP.FTS.B, 30.9%, 3/14/27 ... 1,272 1,263
FW2790078.UP.FTS.B, 30.9%, 3/14/27 ... 2,740 2,719
FW2777774.UP.FTS.B, 30.91%, 3/14/27 .. 1,283 1,276
FW2785606.UP.FTS.B, 30.91%, 3/14/27 .. 3,621 3,593
FW2788878.UP.FTS.B, 30.91%, 3/14/27 .. 2,936 2,914
FW2783182.UP.FTS.B, 30.92%, 3/14/27 .. 1,174 1,165
FW2784494.UP.FTS.B, 30.92%, 3/14/27 .. 1,664 1,651
FW2776819.UP.FTS.B, 30.93%, 3/14/27 .. 1,212 1,195
FW2779765.UP.FTS.B, 30.93%, 3/14/27 .. 1,664 1,651
FW2781984.UP.FTS.B, 30.93%, 3/14/27 .. 4,697 4,662
FW2783458.UP.FTS.B, 30.93%, 3/14/27 .. 1,048 1,037
FW2790293.UP.FTS.B, 30.94%, 3/14/27 .. 2,642 2,622
FW2783246.UP.FTS.B, 30.95%, 3/14/27 .. 1,468 1,457
FW2784380.UP.FTS.B, 30.95%, 3/14/27 .. 1,076 1,068
FW2784743.UP.FTS.B, 30.95%, 3/14/27 .. 2,163 2,054
FW2782215.UP.FTS.B, 30.96%, 3/14/27 .. 1,370 1,360
FW2788830.UP.FTS.B, 30.96%, 3/14/27 .. 1,200 202
FW2789203.UP.FTS.B, 30.96%, 3/14/27 .. 3,230 3,205
FW2782248.UP.FTS.B, 30.97%, 3/14/27 .. 2,740 2,719
FW2782268.UP.FTS.B, 30.97%, 3/14/27 .. 1,272 1,263
FW2785963.UP.FTS.B, 30.97%, 3/14/27 .. 11,255 11,169
FW2786330.UP.FTS.B, 30.97%, 3/14/27 .. 18,790 18,647
FW2783531.UP.FTS.B, 30.98%, 3/14/27 .. 9,961 9,870

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783734.UP.FTS.B, 30.98%, 3/14/27 .. $ 2,153 $ 2,137
FW2784675.UP.FTS.B, 30.98%, 3/14/27 .. 2,055 2,040
FW2785442.UP.FTS.B, 30.98%, 3/14/27 .. 1,174 1,165
FW2786195.UP.FTS.B, 30.98%, 3/14/27 .. 1,174 1,165
FW2782332.UP.FTS.B, 30.99%, 3/14/27 .. 1,659 1,645
FW2783682.UP.FTS.B, 30.99%, 3/14/27 .. 2,492 731
FW2784273.UP.FTS.B, 30.99%, 3/14/27 .. 1,453 1,440
FW2786399.UP.FTS.B, 30.99%, 3/14/27 .. 5,872 5,827
FW2786754.UP.FTS.B, 30.99%, 3/14/27 .. 1,664 1,651
FW2779939.UP.FTS.B, 31%, 3/14/27 .... 1,034 1,024
FW2782698.UP.FTS.B, 31.02%, 3/14/27 .. 3,675 3,499
FW2782277.UP.FTS.B, 31.03%, 3/14/27 .. 3,523 3,497
FW2783509.UP.FTS.B, 31.03%, 3/14/27 .. 5,872 5,828
FW2784679.UP.FTS.B, 31.03%, 3/14/27 .. 2,246 2,223
FW2779835.UP.FTS.B, 31.04%, 3/14/27 .. 6,557 6,508
FW2782641.UP.FTS.B, 31.04%, 3/14/27 .. 2,070 2,058
FW2782870.UP.FTS.B, 31.04%, 3/14/27 .. 1,342 1,329
FW2787185.UP.FTS.B, 31.04%, 3/14/27 .. 2,545 2,525
FW2787376.UP.FTS.B, 31.04%, 3/14/27 .. 2,643 2,622
FW2783607.UP.FTS.B, 31.05%, 3/14/27 .. 9,175 9,097
FW2787448.UP.FTS.B, 31.05%, 3/14/27 .. 1,272 1,263
FW2784370.UP.FTS.B, 31.06%, 3/14/27 .. 9,200 9,130
FW2786202.UP.FTS.B, 31.06%, 3/14/27 .. 5,872 5,828
FW2789056.UP.FTS.B, 31.06%, 3/14/27 .. 926 917
FW2779985.UP.FTS.B, 31.07%, 3/14/27 .. 1,479 1,405
FW2784196.UP.FTS.B, 31.07%, 3/14/27 .. 5,400 1,585
FW2786026.UP.FTS.B, 31.07%, 3/14/27 .. 13,702 13,598
FW2790081.UP.FTS.B, 31.07%, 3/14/27 .. 1,272 1,263
FW2782355.UP.FTS.B, 31.08%, 3/14/27 .. 1,947 1,930
FW2784742.UP.FTS.B, 31.08%, 3/14/27 .. 1,762 1,748
FW2785866.UP.FTS.B, 31.08%, 3/14/27 .. 1,174 1,166
FW2787208.UP.FTS.B, 31.08%, 3/14/27 .. 1,071 1,062
FW2788599.UP.FTS.B, 31.08%, 3/14/27 .. 2,483 2,364
FW2787532.UP.FTS.B, 31.09%, 3/14/27 .. 1,077 1,068
FW2787582.UP.FTS.B, 31.09%, 3/14/27 .. 1,663 1,651
FW2787940.UP.FTS.B, 31.09%, 3/14/27 .. 7,830 7,770
FW2788471.UP.FTS.B, 31.09%, 3/14/27 .. 2,649 2,629
FW2788577.UP.FTS.B, 31.09%, 3/14/27 .. 2,153 2,137
FW2780732.UP.FTS.B, 31.1%, 3/14/27 ... 2,838 2,817
FW2788870.UP.FTS.B, 31.1%, 3/14/27 ... 5,738 5,681
FW2785064.UP.FTS.B, 31.11%, 3/14/27 .. 1,174 1,166
FW2785188.UP.FTS.B, 31.11%, 3/14/27 .. 6,012 5,959
FW2781136.UP.FTS.B, 31.12%, 3/14/27 .. 3,719 3,691
FW2786131.UP.FTS.B, 31.12%, 3/14/27 .. 2,251 2,234
FW2789294.UP.FTS.B, 31.12%, 3/14/27 .. 4,502 4,468
FW2784127.UP.FTS.B, 31.13%, 3/14/27 .. 3,446 3,422
FW2781681.UP.FTS.B, 31.14%, 3/14/27 .. 1,272 1,263
FW2781707.UP.FTS.B, 31.14%, 3/14/27 .. 7,928 7,868
FW2786543.UP.FTS.B, 31.14%, 3/14/27 .. 1,317 1,304
FW2787239.UP.FTS.B, 31.14%, 3/14/27 .. 4,502 4,468
FW2788705.UP.FTS.B, 31.14%, 3/14/27 .. 4,156 4,115
FW2780167.UP.FTS.B, 31.15%, 3/14/27 .. 4,502 4,468
FW2781895.UP.FTS.B, 31.15%, 3/14/27 .. 1,863 1,849
FW2782102.UP.FTS.B, 31.15%, 3/14/27 .. 1,272 1,263
FW2782284.UP.FTS.B, 31.15%, 3/14/27 .. 4,352 4,312
FW2784762.UP.FTS.B, 31.15%, 3/14/27 .. 2,055 2,040
FW2786173.UP.FTS.B, 31.15%, 3/14/27 .. 10,375 10,296
FW2787162.UP.FTS.B, 31.15%, 3/14/27 .. 3,328 3,303
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2780763.UP.FTS.B, 31.16%, 3/14/27 .. $ 1,762 $ 1,748
FW2782887.UP.FTS.B, 31.16%, 3/14/27 .. 6,851 6,799
FW2786834.UP.FTS.B, 31.16%, 3/14/27 .. 4,796 4,760
FW2787568.UP.FTS.B, 31.16%, 3/14/27 .. 979 971
FW2789262.UP.FTS.B, 31.16%, 3/14/27 .. 2,349 2,331
FW2780136.UP.FTS.B, 31.17%, 3/14/27 .. 1,762 1,748
FW2781751.UP.FTS.B, 31.17%, 3/14/27 .. 1,472 1,461
FW2782287.UP.FTS.B, 31.17%, 3/14/27 .. 2,042 2,021
FW2784788.UP.FTS.B, 31.17%, 3/14/27 .. 7,145 7,091
FW2789715.UP.FTS.B, 31.18%, 3/14/27 .. 2,055 2,040
FW2782023.UP.FTS.B, 31.19%, 3/14/27 .. 2,251 2,234
FW2782700.UP.FTS.B, 31.19%, 3/14/27 .. 5,579 5,537
FW2784015.UP.FTS.B, 31.19%, 3/14/27 .. 2,159 2,049
FW2787099.UP.FTS.B, 31.19%, 3/14/27 .. 1,272 1,263
FW2784384.UP.FTS.B, 31.2%, 3/14/27 ... 2,153 2,137
FW2788027.UP.FTS.B, 31.2%, 3/14/27 ... 6,362 6,314
FW2788159.UP.FTS.B, 31.2%, 3/14/27 ... 979 972
FW2778535.UP.FTS.B, 31.21%, 3/14/27 .. 13,899 13,794
FW2781520.UP.FTS.B, 31.21%, 3/14/27 .. 13,709 13,050
FW2785357.UP.FTS.B, 31.21%, 3/14/27 .. 3,132 3,108
FW2787102.UP.FTS.B, 31.21%, 3/14/27 .. 4,698 4,663
FW2788875.UP.FTS.B, 31.21%, 3/14/27 .. 12,333 12,239
FW2781077.UP.FTS.B, 31.22%, 3/14/27 .. 1,077 1,069
FW2783800.UP.FTS.B, 31.22%, 3/14/27 .. 5,883 5,826
FW2785998.UP.FTS.B, 31.22%, 3/14/27 .. 2,643 2,623
FW2786205.UP.FTS.B, 31.22%, 3/14/27 .. 11,844 11,754
FW2774568.UP.FTS.B, 31.23%, 3/14/27 .. 889 879
FW2783270.UP.FTS.B, 31.23%, 3/14/27 .. 19,479 19,331
FW2783557.UP.FTS.B, 31.23%, 3/14/27 .. 3,705 3,673
FW2781391.UP.FTS.B, 31.24%, 3/14/27 .. 8,516 8,451
FW2782281.UP.FTS.B, 31.24%, 3/14/27 .. 3,230 3,206
FW2789907.UP.FTS.B, 31.24%, 3/14/27 .. 1,566 1,554
FW2783300.UP.FTS.B, 31.25%, 3/14/27 .. 2,447 2,429
FW2785509.UP.FTS.B, 31.25%, 3/14/27 .. 3,398 3,368
FW2785558.UP.FTS.B, 31.27%, 3/14/27 .. 4,111 4,080
FW2780726.UP.FTS.B, 31.3%, 3/14/27 ... 3,291 3,262
FW2787027.UP.FTS.B, 31.3%, 3/14/27 ... 8,614 8,549
FW2780853.UP.FTS.B, 31.33%, 3/14/27 .. 4,500 758
FW2784357.UP.FTS.B, 31.34%, 3/14/27 .. 4,992 4,955
FW2786526.UP.FTS.B, 31.34%, 3/14/27 .. 6,265 6,217
FW2779996.UP.FTS.B, 31.38%, 3/14/27 .. 3,404 3,375
FW2783347.UP.FTS.B, 31.39%, 3/14/27 .. 5,286 5,246
FW2785600.UP.FTS.B, 31.41%, 3/14/27 .. 1,764 1,751
FW2781778.UP.FTS.B, 31.45%, 3/14/27 .. 3,749 3,727
FW2784473.UP.FTS.B, 31.45%, 3/14/27 .. 2,662 2,646
FW2781466.UP.FTS.B, 31.46%, 3/14/27 .. 1,664 1,652
FW2787620.UP.FTS.B, 31.48%, 3/14/27 .. 16,741 16,614
FW2781450.UP.FTS.B, 31.49%, 3/14/27 .. 23,400 3,840
FW2785379.UP.FTS.B, 31.49%, 3/14/27 .. 27,630 27,423
FW2784706.UP.FTS.B, 31.51%, 3/14/27 .. 4,797 4,761
FW2780027.UP.FTS.B, 31.52%, 3/14/27 .. 2,937 2,915
FW2789405.UP.FTS.B, 31.54%, 3/14/27 .. 4,699 4,664
FW2786404.UP.FTS.B, 31.55%, 3/14/27 .. 14,392 14,283
FW2789305.UP.FTS.B, 31.55%, 3/14/27 .. 5,051 4,801
FW2788279.UP.FTS.B, 31.69%, 3/14/27 .. 4,873 4,831
FW2780410.UP.FTS.B, 31.7%, 3/14/27 ... 5,973 5,928
FW2780093.UP.FTS.B, 31.72%, 3/14/27 .. 2,546 2,527
FW2778405.UP.FTS.B, 31.73%, 3/14/27 .. 6,560 6,511

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2781284.UP.FTS.B, 31.75%, 3/14/27 .. $ 3,329 $ 3,304
FW2789976.UP.FTS.B, 31.77%, 3/14/27 .. 269 266
FW2781775.UP.FTS.B, 31.79%, 3/14/27 .. 5,581 5,539
FW2788640.UP.FTS.B, 31.79%, 3/14/27 .. 8,445 2,477
FW2785751.UP.FTS.B, 31.86%, 3/14/27 .. 1,958 1,944
FW2780155.UP.FTS.B, 31.91%, 3/14/27 .. 2,448 2,430
FW2789903.UP.FTS.B, 31.92%, 3/14/27 .. 4,771 4,730
FW2783916.UP.FTS.B, 31.93%, 3/14/27 .. 3,330 3,304
FW2779306.UP.FTS.B, 31.94%, 3/14/27 .. 7,755 7,686
FW2781517.UP.FTS.B, 32.03%, 3/14/27 .. 8,500 1,251
FW2784397.UP.FTS.B, 32.06%, 3/14/27 .. 3,398 3,368
FW2784038.UP.FTS.B, 32.17%, 3/14/27 .. 27,630 27,422
FW2781715.UP.FTS.B, 32.21%, 3/14/27 .. 5,681 5,638
FW2790669.UP.FTS.B, 32.4%, 3/14/27 ... 5,192 5,153
FW2781161.UP.FTS.B, 32.42%, 3/14/27 .. 6,563 6,514
FW2783372.UP.FTS.B, 32.46%, 3/14/27 .. 6,707 6,373
FW2785590.UP.FTS.B, 32.55%, 3/14/27 .. 8,621 8,556
FW2783748.UP.FTS.B, 32.56%, 3/14/27 .. 1,161 1,150
FW2784631.UP.FTS.B, 32.84%, 3/14/27 .. 1,470 1,459
FW2782812.UP.FTS.B, 32.88%, 3/14/27 .. 11,465 11,379
FW2788557.UP.FTS.B, 32.99%, 3/14/27 .. 1,176 1,167
FW2780086.UP.FTS.B, 33.32%, 3/14/27 .. 2,664 2,648
FW2783388.UP.FTS.B, 33.44%, 3/14/27 .. 1,666 1,654
FW2781428.UP.FTS.B, 33.63%, 3/14/27 .. 2,000 338
FW2780379.UP.FTS.B, 33.82%, 3/14/27 .. 3,000 884
FW2783160.UP.FTS.B, 34.17%, 3/14/27 .. 5,590 5,548
FW2779857.UP.FTS.B, 34.2%, 3/14/27 ... 3,531 3,504
FW2780930.UP.FTS.B, 34.36%, 3/14/27 .. 5,323 5,275
FW2789784.UP.FTS.B, 34.38%, 3/14/27 .. 5,900 865
FW2789113.UP.FTS.B, 34.45%, 3/14/27 .. 12,622 12,509
FW2783774.UP.FTS.B, 34.74%, 3/14/27 .. 16,030 15,895
FW2780347.UP.FTS.B, 34.98%, 3/14/27 .. 33,817 33,571
L1894414.UP.FTS.B, 14.79%, 3/21/27 .... 6,778 6,737
L2010485.UP.FTS.B, 11.01%, 4/10/27 .... 9,357 9,286
FW2016997.UP.FTS.B, 28.76%, 4/10/27 .. 3,909 2,328
FW2018064.UP.FTS.B, 30.66%, 4/10/27 .. 3,894 2,326
L2931144.UP.FTS.B, 5.51%, 4/11/27 ..... 8,738 8,727
FW2930052.UP.FTS.B, 5.58%, 4/11/27 ... 19,420 19,393
FW2932165.UP.FTS.B, 5.86%, 4/11/27 ... 19,715 19,689
L2928632.UP.FTS.B, 5.88%, 4/11/27 ..... 10,295 10,281
L2931142.UP.FTS.B, 5.9%, 4/11/27 ...... 20,508 20,471
L2931197.UP.FTS.B, 6.15%, 4/11/27 ..... 3,108 3,104
L2931326.UP.FTS.B, 6.18%, 4/11/27 ..... 12,124 12,102
L2931374.UP.FTS.B, 7.06%, 4/11/27 ..... 6,804 6,796
FW2929692.UP.FTS.B, 7.58%, 4/11/27 ... 12,642 12,598
FW2930492.UP.FTS.B, 7.76%, 4/11/27 ... 26,463 26,394
L2928415.UP.FTS.B, 7.84%, 4/11/27 ..... 34,041 33,953
L2928839.UP.FTS.B, 7.91%, 4/11/27 ..... 7,707 7,688
L2929271.UP.FTS.B, 8.07%, 4/11/27 ..... 35,020 34,961
L2928297.UP.FTS.B, 8.58%, 4/11/27 ..... 24,328 24,266
FW2930354.UP.FTS.B, 8.77%, 4/11/27 ... 20,872 20,801
L2929501.UP.FTS.B, 8.87%, 4/11/27 ..... 26,085 25,997
L2929733.UP.FTS.B, 9.1%, 4/11/27 ...... 36,506 36,413
L2930239.UP.FTS.B, 9.15%, 4/11/27 ..... 24,049 23,965
L2928144.UP.FTS.B, 9.39%, 4/11/27 ..... 19,669 19,619
FW2928771.UP.FTS.B, 9.46%, 4/11/27 ... 48,687 48,564
L2931437.UP.FTS.B, 9.47%, 4/11/27 ..... 10,224 10,198
L2932211.UP.FTS.B, 9.68%, 4/11/27 ..... 20,646 20,594
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2931292.UP.FTS.B, 9.71%, 4/11/27 ..... $ 1,619 $ 1,614
L2930583.UP.FTS.B, 9.81%, 4/11/27 ..... 43,829 43,719
L2929532.UP.FTS.B, 9.84%, 4/11/27 ..... 16,281 16,222
L2931910.UP.FTS.B, 10.07%, 4/11/27 .... 4,871 4,859
L2931980.UP.FTS.B, 10.2%, 4/11/27 ..... 10,522 10,496
L2932135.UP.FTS.B, 10.91%, 4/11/27 .... 22,419 22,323
L2930472.UP.FTS.B, 10.98%, 4/11/27 .... 1,072 1,066
L2928694.UP.FTS.B, 11.02%, 4/11/27 .... 15,694 15,627
L2929301.UP.FTS.B, 11.05%, 4/11/27 .... 11,015 10,968
FW2931075.UP.FTS.B, 11.12%, 4/11/27 .. 12,453 12,381
FW2930918.UP.FTS.B, 11.32%, 4/11/27 .. 5,848 5,816
FW2931457.UP.FTS.B, 11.32%, 4/11/27 .. 9,750 9,708
FW2928380.UP.FTS.B, 11.34%, 4/11/27 .. 3,705 3,689
L2925082.UP.FTS.B, 11.39%, 4/11/27 .... 4,388 4,363
L2929885.UP.FTS.B, 11.42%, 4/11/27 .... 42,415 42,275
L2929334.UP.FTS.B, 11.51%, 4/11/27 .... 23,305 23,176
L2929504.UP.FTS.B, 11.63%, 4/11/27 .... 2,926 2,913
FW2928315.UP.FTS.B, 11.88%, 4/11/27 .. 3,225 3,211
L2931774.UP.FTS.B, 11.89%, 4/11/27 .... 14,630 14,550
L2930803.UP.FTS.B, 11.99%, 4/11/27 .... 15,704 15,638
L2930792.UP.FTS.B, 12.29%, 4/11/27 .... 4,878 4,858
L2932192.UP.FTS.B, 12.4%, 4/11/27 ..... 29,271 29,148
L2928805.UP.FTS.B, 12.67%, 4/11/27 .... 34,156 34,073
L2925660.UP.FTS.B, 12.92%, 4/11/27 .... 1,452 1,443
L2931236.UP.FTS.B, 12.97%, 4/11/27 .... 17,569 17,473
L2930442.UP.FTS.B, 13.06%, 4/11/27 .... 17,570 17,497
L2930302.UP.FTS.B, 13.11%, 4/11/27 .... 7,224 7,193
L2930441.UP.FTS.B, 13.14%, 4/11/27 .... 14,491 14,373
L2929574.UP.FTS.B, 13.26%, 4/11/27 .... 9,762 9,709
L2927750.UP.FTS.B, 13.53%, 4/11/27 .... 7,323 7,293
L2929053.UP.FTS.B, 13.57%, 4/11/27 .... 16,111 16,044
L2932322.UP.FTS.B, 13.78%, 4/11/27 .... 3,213 3,195
L2932091.UP.FTS.B, 14.06%, 4/11/27 .... 15,555 15,468
L2931141.UP.FTS.B, 14.22%, 4/11/27 .... 10,208 10,149
L2929484.UP.FTS.B, 14.28%, 4/11/27 .... 7,229 7,199
L2931559.UP.FTS.B, 14.36%, 4/11/27 .... 39,078 38,916
L2905065.UP.FTS.B, 14.54%, 4/11/27 .... 5,276 5,254
L2930680.UP.FTS.B, 14.64%, 4/11/27 .... 1,466 1,460
FW2931651.UP.FTS.B, 14.66%, 4/11/27 .. 6,840 6,803
L2927752.UP.FTS.B, 14.92%, 4/11/27 .... 15,532 15,448
L2931110.UP.FTS.B, 14.92%, 4/11/27 .... 4,398 4,368
L2928992.UP.FTS.B, 15.03%, 4/11/27 .... 9,774 9,733
L2929671.UP.FTS.B, 15.08%, 4/11/27 .... 46,840 46,552
L2928247.UP.FTS.B, 15.12%, 4/11/27 .... 4,692 4,672
L2928237.UP.FTS.B, 15.14%, 4/11/27 .... 42,322 42,093
L2930249.UP.FTS.B, 15.14%, 4/11/27 .... 10,556 10,513
L2927958.UP.FTS.B, 15.19%, 4/11/27 .... 15,737 15,672
FW2928811.UP.FTS.B, 15.33%, 4/11/27 .. 5,865 5,826
L2928713.UP.FTS.B, 15.43%, 4/11/27 .... 5,279 5,257
FW2930646.UP.FTS.B, 15.55%, 4/11/27 .. 4,791 4,765
L2930377.UP.FTS.B, 15.57%, 4/11/27 .... 17,528 17,376
L2927743.UP.FTS.B, 15.66%, 4/11/27 .... 7,333 7,271
L2928343.UP.FTS.B, 15.68%, 4/11/27 .... 2,151 2,139
FW2929843.UP.FTS.B, 15.69%, 4/11/27 .. 9,778 9,738
L2928701.UP.FTS.B, 15.72%, 4/11/27 .... 4,596 4,571
FW2930346.UP.FTS.B, 15.87%, 4/11/27 .. 978 974
L2928179.UP.FTS.B, 15.92%, 4/11/27 .... 34,209 34,024
L2928682.UP.FTS.B, 15.94%, 4/11/27 .... 12,516 12,410

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2929957.UP.FTS.B, 16.01%, 4/11/27 .. $ 13,691 $ 13,636
L2929608.UP.FTS.B, 16.07%, 4/11/27 .... 976 967
FW2929029.UP.FTS.B, 16.18%, 4/11/27 .. 17,268 17,172
L2932260.UP.FTS.B, 16.49%, 4/11/27 .... 1,663 1,652
L2930475.UP.FTS.B, 16.55%, 4/11/27 .... 6,457 6,414
L2927859.UP.FTS.B, 16.57%, 4/11/27 .... 3,228 3,207
L2925173.UP.FTS.B, 16.58%, 4/11/27 .... 2,152 2,144
L2909526.UP.FTS.B, 16.64%, 4/11/27 .... 6,848 6,821
L2930340.UP.FTS.B, 16.68%, 4/11/27 .... 26,276 26,128
FW2880291.UP.FTS.B, 16.74%, 4/11/27 .. 12,817 12,732
L2931231.UP.FTS.B, 16.75%, 4/11/27 .... 19,632 19,554
L2927944.UP.FTS.B, 16.84%, 4/11/27 .... 2,934 2,918
FW2930839.UP.FTS.B, 16.93%, 4/11/27 .. 3,718 3,703
FW2928717.UP.FTS.B, 16.97%, 4/11/27 .. 7,339 7,290
L2928313.UP.FTS.B, 17.03%, 4/11/27 .... 10,764 10,693
L2928071.UP.FTS.B, 17.22%, 4/11/27 .... 1,077 1,070
L2930149.UP.FTS.B, 17.22%, 4/11/27 .... 9,591 9,552
FW2930905.UP.FTS.B, 17.36%, 4/11/27 .. 32,853 32,639
L2920414.UP.FTS.B, 17.44%, 4/11/27 .... 26,232 26,010
L2928286.UP.FTS.B, 17.5%, 4/11/27 ..... 4,796 4,771
L2930132.UP.FTS.B, 17.59%, 4/11/27 .... 4,699 4,649
FW2930503.UP.FTS.B, 17.64%, 4/11/27 .. 4,895 4,853
L2929835.UP.FTS.B, 17.66%, 4/11/27 .... 10,423 10,356
L2929520.UP.FTS.B, 17.74%, 4/11/27 .... 14,576 14,420
L2931693.UP.FTS.B, 17.77%, 4/11/27 .... 4,308 4,290
FW2928215.UP.FTS.B, 17.86%, 4/11/27 .. 5,385 5,349
L2930769.UP.FTS.B, 18.01%, 4/11/27 .... 13,708 13,653
L2931697.UP.FTS.B, 18.04%, 4/11/27 .... 19,212 19,002
L2930203.UP.FTS.B, 18.11%, 4/11/27 .... 39,428 39,211
L2929357.UP.FTS.B, 18.14%, 4/11/27 .... 5,881 5,843
FW2928101.UP.FTS.B, 18.34%, 4/11/27 .. 3,232 3,205
L2929573.UP.FTS.B, 18.4%, 4/11/27 ..... 14,691 14,594
FW2931119.UP.FTS.B, 18.48%, 4/11/27 .. 3,624 3,609
L2930797.UP.FTS.B, 18.58%, 4/11/27 .... 1,175 1,166
L2931356.UP.FTS.B, 18.7%, 4/11/27 ..... 10,971 10,881
FW2930223.UP.FTS.B, 18.74%, 4/11/27 .. 10,187 10,104
FW2931505.UP.FTS.B, 18.79%, 4/11/27 .. 13,714 13,660
FW2928788.UP.FTS.B, 18.9%, 4/11/27 ... 4,213 4,185
L2929211.UP.FTS.B, 19.17%, 4/11/27 .... 2,156 2,133
L2926454.UP.FTS.B, 19.25%, 4/11/27 .... 3,234 3,207
L2932213.UP.FTS.B, 19.31%, 4/11/27 .... 8,133 8,067
L2929660.UP.FTS.B, 19.43%, 4/11/27 .... 3,234 3,207
L2930569.UP.FTS.B, 19.46%, 4/11/27 .... 20,579 20,498
L2927920.UP.FTS.B, 19.53%, 4/11/27 .... 14,700 14,580
FW2928255.UP.FTS.B, 19.6%, 4/11/27 ... 5,880 5,832
L2930145.UP.FTS.B, 19.64%, 4/11/27 .... 11,682 11,556
L2924609.UP.FTS.B, 19.67%, 4/11/27 .... 27,932 27,705
FW2928828.UP.FTS.B, 19.68%, 4/11/27 .. 4,312 4,277
L2929185.UP.FTS.B, 19.75%, 4/11/27 .... 1,568 1,556
L2928959.UP.FTS.B, 19.94%, 4/11/27 .... 7,898 7,836
FW2931080.UP.FTS.B, 20.11%, 4/11/27 .. 11,568 11,474
L2929135.UP.FTS.B, 20.21%, 4/11/27 .... 5,395 5,352
L2928908.UP.FTS.B, 20.26%, 4/11/27 .... 980 972
L2930386.UP.FTS.B, 20.28%, 4/11/27 .... 10,392 10,352
L2928998.UP.FTS.B, 20.3%, 4/11/27 ..... 16,126 15,997
L2929352.UP.FTS.B, 20.34%, 4/11/27 .... 9,626 9,548
L2932129.UP.FTS.B, 20.49%, 4/11/27 .... 19,709 19,632
L2929654.UP.FTS.B, 20.54%, 4/11/27 .... 21,485 12,318
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2931611.UP.FTS.B, 20.6%, 4/11/27 ..... $ 15,984 $ 15,880
FW2930991.UP.FTS.B, 20.65%, 4/11/27 .. 1,480 849
L2929578.UP.FTS.B, 20.69%, 4/11/27 .... 21,280 21,111
L2931702.UP.FTS.B, 20.87%, 4/11/27 .... 8,827 8,770
L2927893.UP.FTS.B, 20.88%, 4/11/27 .... 6,473 6,422
L2928097.UP.FTS.B, 21%, 4/11/27 ...... 6,375 6,334
FW2929918.UP.FTS.B, 21.02%, 4/11/27 .. 975 970
FW2930169.UP.FTS.B, 21.07%, 4/11/27 .. 9,808 9,745
FW2928720.UP.FTS.B, 21.08%, 4/11/27 .. 49,043 48,646
FW2929809.UP.FTS.B, 21.08%, 4/11/27 .. 12,751 12,639
L2930159.UP.FTS.B, 21.12%, 4/11/27 .... 1,766 1,759
L2928658.UP.FTS.B, 21.27%, 4/11/27 .... 981 973
FW2930564.UP.FTS.B, 21.29%, 4/11/27 .. 1,951 1,933
L2929710.UP.FTS.B, 21.35%, 4/11/27 .... 11,772 11,679
L2928922.UP.FTS.B, 21.49%, 4/11/27 .... 5,298 5,255
FW2930464.UP.FTS.B, 21.68%, 4/11/27 .. 11,774 11,679
L2931173.UP.FTS.B, 21.74%, 4/11/27 .... 3,432 3,402
L2930355.UP.FTS.B, 21.76%, 4/11/27 .... 4,906 4,867
FW2927878.UP.FTS.B, 21.78%, 4/11/27 .. 5,397 5,354
L2924601.UP.FTS.B, 21.86%, 4/11/27 .... 4,318 4,284
L2931872.UP.FTS.B, 21.94%, 4/11/27 .... 26,288 26,068
L2929073.UP.FTS.B, 22.08%, 4/11/27 .... 26,596 26,386
L2931630.UP.FTS.B, 22.14%, 4/11/27 .... 21,038 20,816
FW2930816.UP.FTS.B, 22.15%, 4/11/27 .. 9,127 9,054
L2932038.UP.FTS.B, 22.19%, 4/11/27 .... 4,907 4,864
FW2931433.UP.FTS.B, 22.3%, 4/11/27 ... 28,660 28,435
FW2929236.UP.FTS.B, 22.32%, 4/11/27 .. 2,748 2,738
FW2932293.UP.FTS.B, 22.35%, 4/11/27 .. 4,300 4,254
L2929277.UP.FTS.B, 22.4%, 4/11/27 ..... 9,325 9,252
L2929537.UP.FTS.B, 22.4%, 4/11/27 ..... 20,613 20,447
L2931850.UP.FTS.B, 22.46%, 4/11/27 .... 3,534 3,506
L2929906.UP.FTS.B, 22.5%, 4/11/27 ..... 12,663 12,563
FW2929717.UP.FTS.B, 22.54%, 4/11/27 .. 6,381 6,331
L2930859.UP.FTS.B, 22.54%, 4/11/27 .... 4,853 4,816
L2929355.UP.FTS.B, 22.65%, 4/11/27 .... 2,160 2,143
FW2907671.UP.FTS.B, 22.68%, 4/11/27 .. 20,411 20,256
L2928173.UP.FTS.B, 22.91%, 4/11/27 .... 3,142 3,117
FW2930674.UP.FTS.B, 22.96%, 4/11/27 .. 15,059 14,909
L2928500.UP.FTS.B, 23.05%, 4/11/27 .... 48,838 48,394
FW2931576.UP.FTS.B, 23.07%, 4/11/27 .. 14,729 14,613
L2924972.UP.FTS.B, 23.1%, 4/11/27 ..... 10,507 10,424
FW2928961.UP.FTS.B, 23.12%, 4/11/27 .. 4,884 4,839
FW2929214.UP.FTS.B, 23.28%, 4/11/27 .. 1,080 1,069
L2929169.UP.FTS.B, 23.28%, 4/11/27 .... 10,543 10,446
L2932120.UP.FTS.B, 23.29%, 4/11/27 .... 5,401 5,354
L2931001.UP.FTS.B, 23.4%, 4/11/27 ..... 3,437 3,410
L2931244.UP.FTS.B, 23.41%, 4/11/27 .... 2,155 2,136
L2930990.UP.FTS.B, 23.44%, 4/11/27 .... 10,705 10,594
FW2931695.UP.FTS.B, 23.47%, 4/11/27 .. 3,437 3,410
FW2928339.UP.FTS.B, 23.55%, 4/11/27 .. 26,715 26,506
L2931393.UP.FTS.B, 23.58%, 4/11/27 .... 6,384 6,334
L2932212.UP.FTS.B, 23.72%, 4/11/27 .... 10,707 10,623
L2928534.UP.FTS.B, 23.8%, 4/11/27 ..... 10,609 10,541
FW2931916.UP.FTS.B, 23.85%, 4/11/27 .. 5,894 5,848
L2928211.UP.FTS.B, 23.9%, 4/11/27 ..... 12,869 12,768
L2929679.UP.FTS.B, 24.13%, 4/11/27 .... 36,327 36,008
L2930487.UP.FTS.B, 24.15%, 4/11/27 .... 17,684 17,546
FW2928539.UP.FTS.B, 24.21%, 4/11/27 .. 9,825 9,748

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2929160.UP.FTS.B, 24.21%, 4/11/27 .. $ 1,074 $ 1,064
L2928472.UP.FTS.B, 24.3%, 4/11/27 ..... 6,905 6,829
L2930096.UP.FTS.B, 24.39%, 4/11/27 .... 3,930 3,900
FW2929123.UP.FTS.B, 24.4%, 4/11/27 ... 5,896 5,849
FW2930789.UP.FTS.B, 24.41%, 4/11/27 .. 19,285 19,105
L2929607.UP.FTS.B, 24.41%, 4/11/27 .... 1,853 1,832
FW2930547.UP.FTS.B, 24.45%, 4/11/27 .. 3,243 3,217
FW2926554.UP.FTS.B, 24.53%, 4/11/27 .. 10,611 10,519
FW2928927.UP.FTS.B, 24.56%, 4/11/27 .. 12,873 12,773
FW2929993.UP.FTS.B, 24.61%, 4/11/27 .. 7,469 7,409
L2931286.UP.FTS.B, 24.62%, 4/11/27 .... 19,654 19,497
L2931805.UP.FTS.B, 24.68%, 4/11/27 .... 2,933 2,902
FW2927974.UP.FTS.B, 24.72%, 4/11/27 .. 3,243 3,218
FW2931412.UP.FTS.B, 24.72%, 4/11/27 .. 5,321 5,288
L2928852.UP.FTS.B, 24.73%, 4/11/27 .... 1,474 1,463
L2929765.UP.FTS.B, 24.83%, 4/11/27 .... 1,045 1,035
L2928512.UP.FTS.B, 24.85%, 4/11/27 .... 10,754 10,658
L2932289.UP.FTS.B, 24.85%, 4/11/27 .... 2,359 2,340
L2932342.UP.FTS.B, 24.92%, 4/11/27 .... 3,428 3,397
L2928873.UP.FTS.B, 24.96%, 4/11/27 .... 960 951
L2931584.UP.FTS.B, 25.02%, 4/11/27 .... 1,268 1,257
L2928413.UP.FTS.B, 25.03%, 4/11/27 .... 1,671 1,658
FW2928348.UP.FTS.B, 25.04%, 4/11/27 .. 9,419 9,332
L2927825.UP.FTS.B, 25.04%, 4/11/27 .... 2,086 2,074
L2929669.UP.FTS.B, 25.06%, 4/11/27 .... 983 975
L2929882.UP.FTS.B, 25.08%, 4/11/27 .... 6,979 6,924
L2932152.UP.FTS.B, 25.08%, 4/11/27 .... 10,517 10,436
L2930717.UP.FTS.B, 25.09%, 4/11/27 .... 1,081 1,072
L2931976.UP.FTS.B, 25.09%, 4/11/27 .... 2,359 2,339
FW2927922.UP.FTS.B, 25.14%, 4/11/27 .. 17,104 16,971
L2928636.UP.FTS.B, 25.16%, 4/11/27 .... 983 975
L2930146.UP.FTS.B, 25.16%, 4/11/27 .... 1,180 1,169
L2930269.UP.FTS.B, 25.2%, 4/11/27 ..... 3,343 3,316
L2930022.UP.FTS.B, 25.21%, 4/11/27 .... 2,359 2,341
L2929652.UP.FTS.B, 25.22%, 4/11/27 .... 4,817 4,779
L2929572.UP.FTS.B, 25.24%, 4/11/27 .... 1,966 1,951
L2928316.UP.FTS.B, 25.25%, 4/11/27 .... 3,539 3,511
L2927753.UP.FTS.B, 25.31%, 4/11/27 .... 5,014 4,974
L2929095.UP.FTS.B, 25.31%, 4/11/27 .... 2,280 1,314
L2931438.UP.FTS.B, 25.31%, 4/11/27 .... 5,014 4,975
L2931363.UP.FTS.B, 25.32%, 4/11/27 .... 3,146 3,121
L2927955.UP.FTS.B, 25.33%, 4/11/27 .... 983 975
L2930098.UP.FTS.B, 25.33%, 4/11/27 .... 11,209 11,122
L2931032.UP.FTS.B, 25.34%, 4/11/27 .... 9,021 5,391
L2931522.UP.FTS.B, 25.34%, 4/11/27 .... 12,387 12,290
L2929568.UP.FTS.B, 25.35%, 4/11/27 .... 2,995 2,963
L2931134.UP.FTS.B, 25.35%, 4/11/27 .... 29,213 28,907
L2931357.UP.FTS.B, 25.35%, 4/11/27 .... 2,163 2,146
L2930348.UP.FTS.B, 25.36%, 4/11/27 .... 6,390 6,339
L2930363.UP.FTS.B, 25.38%, 4/11/27 .... 2,163 2,146
L2930887.UP.FTS.B, 25.38%, 4/11/27 .... 4,522 4,487
L2931442.UP.FTS.B, 25.38%, 4/11/27 .... 4,227 4,194
L2925217.UP.FTS.B, 25.4%, 4/11/27 ..... 2,949 2,926
L2932031.UP.FTS.B, 25.4%, 4/11/27 ..... 2,163 2,146
L2929249.UP.FTS.B, 25.41%, 4/11/27 .... 1,573 1,561
L2930160.UP.FTS.B, 25.43%, 4/11/27 .... 4,522 4,487
L2931638.UP.FTS.B, 25.43%, 4/11/27 .... 4,800 1,468
L2928774.UP.FTS.B, 25.44%, 4/11/27 .... 1,475 1,463
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2931011.UP.FTS.B, 25.45%, 4/11/27 .... $ 1,757 $ 1,741
L2931216.UP.FTS.B, 25.47%, 4/11/27 .... 2,654 2,634
FW2932239.UP.FTS.B, 25.48%, 4/11/27 .. 10,618 10,536
L2928194.UP.FTS.B, 25.48%, 4/11/27 .... 3,333 3,299
L2929019.UP.FTS.B, 25.49%, 4/11/27 .... 3,441 3,414
L2928209.UP.FTS.B, 25.5%, 4/11/27 ..... 6,587 6,536
L2928800.UP.FTS.B, 25.5%, 4/11/27 ..... 2,360 2,341
L2924786.UP.FTS.B, 25.51%, 4/11/27 .... 6,096 6,048
L2929869.UP.FTS.B, 25.51%, 4/11/27 .... 6,069 6,015
L2931369.UP.FTS.B, 25.52%, 4/11/27 .... 11,135 11,033
L2928199.UP.FTS.B, 25.64%, 4/11/27 .... 3,921 3,886
L2924958.UP.FTS.B, 25.66%, 4/11/27 .... 3,933 3,902
L2929203.UP.FTS.B, 25.67%, 4/11/27 .... 19,483 19,301
FW2931488.UP.FTS.B, 25.84%, 4/11/27 .. 3,933 3,902
FW2928712.UP.FTS.B, 25.91%, 4/11/27 .. 3,442 3,415
FW2930454.UP.FTS.B, 25.93%, 4/11/27 .. 4,957 2,962
FW2928810.UP.FTS.B, 25.97%, 4/11/27 .. 5,369 5,311
L2929673.UP.FTS.B, 26.05%, 4/11/27 .... 15,931 15,808
L2930197.UP.FTS.B, 26.2%, 4/11/27 ..... 49,174 48,785
FW2928645.UP.FTS.B, 26.24%, 4/11/27 .. 2,754 2,732
L2929487.UP.FTS.B, 26.3%, 4/11/27 ..... 11,704 11,613
FW2930122.UP.FTS.B, 26.47%, 4/11/27 .. 10,721 10,638
FW2929864.UP.FTS.B, 26.5%, 4/11/27 ... 9,639 9,565
L2930852.UP.FTS.B, 26.51%, 4/11/27 .... 7,180 7,124
FW2932003.UP.FTS.B, 26.57%, 4/11/27 .. 11,563 11,460
L2930287.UP.FTS.B, 26.84%, 4/11/27 .... 14,463 14,352
FW2927841.UP.FTS.B, 26.89%, 4/11/27 .. 4,329 4,295
FW2931544.UP.FTS.B, 26.9%, 4/11/27 ... 505 396
FW2931158.UP.FTS.B, 26.91%, 4/11/27 .. 21,939 21,770
FW2929599.UP.FTS.B, 26.97%, 4/11/27 .. 5,435 5,395
FW2930544.UP.FTS.B, 27.01%, 4/11/27 .. 4,919 4,881
FW2931493.UP.FTS.B, 27.02%, 4/11/27 .. 4,329 4,296
FW2932021.UP.FTS.B, 27.2%, 4/11/27 ... 1,476 1,465
L2929435.UP.FTS.B, 27.22%, 4/11/27 .... 3,936 3,905
FW2926514.UP.FTS.B, 27.25%, 4/11/27 .. 21,750 13,028
FW2930638.UP.FTS.B, 27.26%, 4/11/27 .. 20,860 20,700
FW2929129.UP.FTS.B, 27.27%, 4/11/27 .. 15,941 15,818
FW2929902.UP.FTS.B, 27.28%, 4/11/27 .. 5,276 5,228
FW2929703.UP.FTS.B, 27.29%, 4/11/27 .. 21,451 21,286
FW2927978.UP.FTS.B, 27.34%, 4/11/27 .. 4,890 4,845
FW2928866.UP.FTS.B, 27.4%, 4/11/27 ... 7,676 7,616
FW2928193.UP.FTS.B, 27.44%, 4/11/27 .. 3,258 3,233
L2929849.UP.FTS.B, 27.53%, 4/11/27 .... 1,870 1,854
FW2929101.UP.FTS.B, 27.56%, 4/11/27 .. 1,378 1,367
FW2928696.UP.FTS.B, 27.59%, 4/11/27 .. 4,330 4,297
FW2921283.UP.FTS.B, 27.6%, 4/11/27 ... 3,051 3,027
FW2929218.UP.FTS.B, 27.65%, 4/11/27 .. 5,314 5,274
FW2928485.UP.FTS.B, 27.66%, 4/11/27 .. 4,921 4,883
FW2929228.UP.FTS.B, 27.79%, 4/11/27 .. 11,811 11,720
FW2929722.UP.FTS.B, 27.8%, 4/11/27 ... 1,869 1,850
FW2932287.UP.FTS.B, 28.03%, 4/11/27 .. 27,000 7,828
FW2921422.UP.FTS.B, 28.13%, 4/11/27 .. 5,455 3,266
FW2928870.UP.FTS.B, 28.25%, 4/11/27 .. 8,565 8,499
L2929694.UP.FTS.B, 28.25%, 4/11/27 .... 3,600 2,158
FW2928012.UP.FTS.B, 28.41%, 4/11/27 .. 5,415 5,373
FW2929500.UP.FTS.B, 28.42%, 4/11/27 .. 2,855 2,833
FW2929560.UP.FTS.B, 28.47%, 4/11/27 .. 29,536 29,310
FW2928601.UP.FTS.B, 28.52%, 4/11/27 .. 11,833 11,743

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2931871.UP.FTS.B, 28.6%, 4/11/27 ... $ 14,739 $ 14,613
FW2929186.UP.FTS.B, 28.7%, 4/11/27 ... 3,643 3,615
FW2924868.UP.FTS.B, 28.85%, 4/11/27 .. 10,671 10,576
L2928840.UP.FTS.B, 28.98%, 4/11/27 .... 13,294 13,193
FW2927938.UP.FTS.B, 29.01%, 4/11/27 .. 4,924 4,886
FW2930574.UP.FTS.B, 29.3%, 4/11/27 ... 8,569 8,503
FW2929935.UP.FTS.B, 29.53%, 4/11/27 .. 31,700 31,412
FW2924175.UP.FTS.B, 29.65%, 4/11/27 .. 50,000 30,004
FW2931409.UP.FTS.B, 29.65%, 4/11/27 .. 5,516 5,474
FW2930665.UP.FTS.B, 29.74%, 4/11/27 .. 7,585 7,528
FW2927928.UP.FTS.B, 29.77%, 4/11/27 .. 1,084 1,075
FW2931217.UP.FTS.B, 29.81%, 4/11/27 .. 8,866 8,799
FW2931000.UP.FTS.B, 30.12%, 4/11/27 .. 1,971 1,956
FW2930176.UP.FTS.B, 30.35%, 4/11/27 .. 1,000 291
FW2930626.UP.FTS.B, 30.39%, 4/11/27 .. 42,022 41,636
FW2929635.UP.FTS.B, 30.45%, 4/11/27 .. 1,084 1,076
FW2931821.UP.FTS.B, 30.54%, 4/11/27 .. 1,774 1,760
FW2928765.UP.FTS.B, 30.58%, 4/11/27 .. 5,519 5,477
FW2905761.UP.FTS.B, 30.61%, 4/11/27 .. 1,084 1,076
FW2924597.UP.FTS.B, 30.67%, 4/11/27 .. 3,449 3,423
FW2931107.UP.FTS.B, 30.69%, 4/11/27 .. 1,577 1,565
FW2930995.UP.FTS.B, 30.73%, 4/11/27 .. 2,562 2,543
FW2925607.UP.FTS.B, 30.77%, 4/11/27 .. 2,977 1,787
FW2929924.UP.FTS.B, 30.77%, 4/11/27 .. 1,489 1,478
FW2931246.UP.FTS.B, 30.79%, 4/11/27 .. 1,566 1,552
FW2927877.UP.FTS.B, 30.81%, 4/11/27 .. 1,773 1,757
FW2928835.UP.FTS.B, 30.88%, 4/11/27 .. 8,673 8,608
FW2928958.UP.FTS.B, 30.9%, 4/11/27 ... 986 978
FW2929033.UP.FTS.B, 30.91%, 4/11/27 .. 5,027 4,989
FW2929535.UP.FTS.B, 30.91%, 4/11/27 .. 33,018 32,768
FW2928155.UP.FTS.B, 30.92%, 4/11/27 .. 2,183 2,168
FW2930425.UP.FTS.B, 30.94%, 4/11/27 .. 2,070 2,054
FW2930708.UP.FTS.B, 30.94%, 4/11/27 .. 1,084 1,076
FW2931261.UP.FTS.B, 30.94%, 4/11/27 .. 3,450 3,424
FW2931588.UP.FTS.B, 30.97%, 4/11/27 .. 1,183 1,173
FW2927975.UP.FTS.B, 31%, 4/11/27 .... 986 978
FW2932124.UP.FTS.B, 31.03%, 4/11/27 .. 1,577 1,565
FW2931670.UP.FTS.B, 31.06%, 4/11/27 .. 2,661 2,641
FW2928834.UP.FTS.B, 31.11%, 4/11/27 .. 2,934 2,907
FW2930285.UP.FTS.B, 31.11%, 4/11/27 .. 3,647 3,619
FW2930152.UP.FTS.B, 31.13%, 4/11/27 .. 9,660 9,587
FW2929975.UP.FTS.B, 31.14%, 4/11/27 .. 1,676 1,663
FW2931962.UP.FTS.B, 31.16%, 4/11/27 .. 1,380 1,370
FW2927987.UP.FTS.B, 31.17%, 4/11/27 .. 2,760 2,739
FW2929122.UP.FTS.B, 31.17%, 4/11/27 .. 2,464 2,443
FW2927833.UP.FTS.B, 31.18%, 4/11/27 .. 1,479 1,468
FW2930906.UP.FTS.B, 31.18%, 4/11/27 .. 4,500 1,397
FW2928577.UP.FTS.B, 31.19%, 4/11/27 .. 1,183 1,174
FW2930781.UP.FTS.B, 31.2%, 4/11/27 ... 1,281 1,272
FW2929551.UP.FTS.B, 31.21%, 4/11/27 .. 2,169 2,152
FW2928856.UP.FTS.B, 31.24%, 4/11/27 .. 2,662 2,641
FW2928150.UP.FTS.B, 31.27%, 4/11/27 .. 2,700 786
FW2931330.UP.FTS.B, 31.32%, 4/11/27 .. 3,746 3,718
FW2931445.UP.FTS.B, 31.47%, 4/11/27 .. 4,535 4,501
FW2931411.UP.FTS.B, 31.51%, 4/11/27 .. 11,338 11,252
FW2932028.UP.FTS.B, 31.51%, 4/11/27 .. 11,831 11,741
FW2927764.UP.FTS.B, 31.56%, 4/11/27 .. 8,084 8,023
FW2928583.UP.FTS.B, 31.65%, 4/11/27 .. 10,057 9,981
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2930602.UP.FTS.B, 32%, 4/11/27 .... $ 10,847 $ 10,765
FW2932070.UP.FTS.B, 32%, 4/11/27 .... 8,678 8,612
FW2929182.UP.FTS.B, 32.25%, 4/11/27 .. 29,259 29,007
FW2931777.UP.FTS.B, 32.27%, 4/11/27 .. 990 983
FW2931109.UP.FTS.B, 34.45%, 4/11/27 .. 3,751 3,723
L2934719.UP.FTS.B, 5.89%, 4/12/27 .... 17,467 17,437
L2934939.UP.FTS.B, 5.94%, 4/12/27 .... 14,065 14,038
L2934674.UP.FTS.B, 5.99%, 4/12/27 .... 7,757 7,744
L2932966.UP.FTS.B, 6.09%, 4/12/27 .... 2,426 2,422
L2934096.UP.FTS.B, 6.09%, 4/12/27 .... 5,828 5,818
L2935839.UP.FTS.B, 6.13%, 4/12/27 .... 5,828 5,821
L2933662.UP.FTS.B, 6.16%, 4/12/27 .... 24,285 24,254
L2932593.UP.FTS.B, 6.74%, 4/12/27 .... 6,803 6,794
L2934379.UP.FTS.B, 6.8%, 4/12/27 ..... 27,407 27,372
L2932805.UP.FTS.B, 7.25%, 4/12/27 .... 14,583 14,565
L2932935.UP.FTS.B, 7.41%, 4/12/27 .... 19,446 19,414
L2934848.UP.FTS.B, 7.68%, 4/12/27 .... 5,839 5,832
L2934028.UP.FTS.B, 8.23%, 4/12/27 .... 17,706 17,648
L2932516.UP.FTS.B, 8.41%, 4/12/27 .... 4,364 4,349
L2928756.UP.FTS.B, 8.5%, 4/12/27 ..... 5,761 5,748
L2933997.UP.FTS.B, 8.6%, 4/12/27 ..... 16,738 16,683
L2933064.UP.FTS.B, 8.64%, 4/12/27 .... 42,765 42,624
FW2935110.UP.FTS.B, 8.85%, 4/12/27 ... 7,787 7,761
FW2935338.UP.FTS.B, 9.15%, 4/12/27 ... 48,588 48,427
FW2933047.UP.FTS.B, 9.38%, 4/12/27 ... 5,842 5,828
L2933578.UP.FTS.B, 9.41%, 4/12/27 .... 43,427 43,321
L2935969.UP.FTS.B, 9.48%, 4/12/27 .... 14,606 14,558
L2935039.UP.FTS.B, 9.98%, 4/12/27 .... 10,423 10,389
L2935520.UP.FTS.B, 10.08%, 4/12/27 .... 4,871 4,859
FW2934452.UP.FTS.B, 10.25%, 4/12/27 .. 31,369 31,264
L2933292.UP.FTS.B, 10.46%, 4/12/27 .... 20,390 20,278
L2934350.UP.FTS.B, 10.57%, 4/12/27 .... 10,748 10,723
L2933334.UP.FTS.B, 10.67%, 4/12/27 .... 6,237 6,217
L2934277.UP.FTS.B, 10.75%, 4/12/27 .... 1,045 1,042
L2933170.UP.FTS.B, 10.92%, 4/12/27 .... 23,004 22,949
L2933287.UP.FTS.B, 10.96%, 4/12/27 .... 5,848 5,830
FW2934988.UP.FTS.B, 11.01%, 4/12/27 .. 15,402 15,318
L2935685.UP.FTS.B, 11.21%, 4/12/27 .... 22,993 22,869
L2933802.UP.FTS.B, 11.46%, 4/12/27 .... 29,253 29,132
L2934500.UP.FTS.B, 11.56%, 4/12/27 .... 36,763 36,676
L2933611.UP.FTS.B, 11.68%, 4/12/27 .... 30,910 30,803
L2932562.UP.FTS.B, 11.88%, 4/12/27 .... 2,341 2,333
FW2928392.UP.FTS.B, 12.26%, 4/12/27 .. 48,780 48,519
L2933323.UP.FTS.B, 12.4%, 4/12/27 .... 9,238 9,188
L2929979.UP.FTS.B, 12.66%, 4/12/27 .... 10,442 10,399
FW2935127.UP.FTS.B, 12.79%, 4/12/27 .. 22,316 22,196
L2933178.UP.FTS.B, 12.88%, 4/12/27 .... 6,734 6,698
L2934721.UP.FTS.B, 13.01%, 4/12/27 .... 9,761 9,721
L2932728.UP.FTS.B, 13.07%, 4/12/27 .... 5,254 5,225
L2932384.UP.FTS.B, 13.22%, 4/12/27 .... 3,124 3,111
L2932883.UP.FTS.B, 13.4%, 4/12/27 .... 2,148 2,139
L2933032.UP.FTS.B, 13.49%, 4/12/27 .... 18,830 18,729
L2934809.UP.FTS.B, 13.61%, 4/12/27 .... 4,882 4,863
FW2932832.UP.FTS.B, 13.69%, 4/12/27 .. 20,898 20,814
L2934338.UP.FTS.B, 13.77%, 4/12/27 .... 8,789 8,754
FW2932546.UP.FTS.B, 13.93%, 4/12/27 .. 12,697 12,646
L2926179.UP.FTS.B, 14%, 4/12/27 ...... 31,548 31,422
L2934323.UP.FTS.B, 14.05%, 4/12/27 .... 3,907 3,891

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2935078.UP.FTS.B, 14.1%, 4/12/27 ... $ 3,223 $ 3,210
FW2933775.UP.FTS.B, 14.2%, 4/12/27 ... 7,619 7,589
L2934014.UP.FTS.B, 14.43%, 4/12/27 .... 15,827 15,764
L2933672.UP.FTS.B, 14.48%, 4/12/27 .... 1,656 1,647
FW2921409.UP.FTS.B, 14.51%, 4/12/27 .. 3,124 3,107
L2934357.UP.FTS.B, 14.61%, 4/12/27 .... 10,103 10,046
L2935927.UP.FTS.B, 14.75%, 4/12/27 .... 43,583 43,409
L2932740.UP.FTS.B, 14.77%, 4/12/27 .... 9,747 9,695
L2933917.UP.FTS.B, 14.92%, 4/12/27 .... 6,841 6,814
L2933149.UP.FTS.B, 14.95%, 4/12/27 .... 5,864 5,826
L2934068.UP.FTS.B, 15.16%, 4/12/27 .... 5,278 5,257
FW2934620.UP.FTS.B, 15.18%, 4/12/27 .. 36,870 36,557
FW2935949.UP.FTS.B, 15.22%, 4/12/27 .. 9,775 9,736
L2935025.UP.FTS.B, 15.26%, 4/12/27 .... 5,376 5,355
FW2935322.UP.FTS.B, 15.48%, 4/12/27 .. 1,760 1,751
L2935086.UP.FTS.B, 15.57%, 4/12/27 .... 6,257 6,224
L2934951.UP.FTS.B, 15.65%, 4/12/27 .... 1,375 1,370
FW2936086.UP.FTS.B, 15.83%, 4/12/27 .. 5,356 5,311
L2933684.UP.FTS.B, 15.83%, 4/12/27 .... 10,708 10,651
L2934990.UP.FTS.B, 15.91%, 4/12/27 .... 5,841 5,809
FW2932566.UP.FTS.B, 16.14%, 4/12/27 .. 14,322 14,242
L2932973.UP.FTS.B, 16.22%, 4/12/27 .... 3,423 3,410
L2934824.UP.FTS.B, 16.29%, 4/12/27 .... 6,749 6,706
FW2934062.UP.FTS.B, 16.46%, 4/12/27 .. 10,245 10,182
L2932758.UP.FTS.B, 16.56%, 4/12/27 .... 12,620 12,571
L2933092.UP.FTS.B, 17.01%, 4/12/27 .... 39,142 38,820
L2934264.UP.FTS.B, 17.04%, 4/12/27 .... 6,245 6,193
L2934768.UP.FTS.B, 17.04%, 4/12/27 .... 5,382 5,348
FW2932938.UP.FTS.B, 17.18%, 4/12/27 .. 2,447 2,426
L2934330.UP.FTS.B, 17.26%, 4/12/27 .... 10,472 10,418
L2930904.UP.FTS.B, 17.31%, 4/12/27 .... 24,468 24,313
L2934145.UP.FTS.B, 17.34%, 4/12/27 .... 24,112 24,020
FW2928773.UP.FTS.B, 17.37%, 4/12/27 .. 6,252 6,200
FW2933266.UP.FTS.B, 17.44%, 4/12/27 .. 4,887 4,846
L2934291.UP.FTS.B, 17.44%, 4/12/27 .... 16,640 16,503
L2929039.UP.FTS.B, 17.51%, 4/12/27 .... 4,196 4,161
L2933233.UP.FTS.B, 17.55%, 4/12/27 .... 13,704 13,651
FW2921340.UP.FTS.B, 18.08%, 4/12/27 .. 9,792 9,711
FW2933519.UP.FTS.B, 18.13%, 4/12/27 .. 9,498 9,438
FW2932833.UP.FTS.B, 18.37%, 4/12/27 .. 9,402 9,328
FW2933186.UP.FTS.B, 18.56%, 4/12/27 .. 15,182 15,086
L2929086.UP.FTS.B, 18.68%, 4/12/27 .... 11,711 11,649
FW2934604.UP.FTS.B, 18.71%, 4/12/27 .. 26,546 26,336
L2933956.UP.FTS.B, 18.85%, 4/12/27 .... 8,332 8,260
FW2933573.UP.FTS.B, 18.93%, 4/12/27 .. 1,715 1,698
L2934971.UP.FTS.B, 19.06%, 4/12/27 .... 3,233 3,207
L2932813.UP.FTS.B, 19.07%, 4/12/27 .... 12,737 12,636
FW2932434.UP.FTS.B, 19.1%, 4/12/27 ... 1,960 1,944
L2935130.UP.FTS.B, 19.21%, 4/12/27 .... 5,139 5,093
FW2932660.UP.FTS.B, 19.24%, 4/12/27 .. 22,340 22,200
L2934896.UP.FTS.B, 19.43%, 4/12/27 .... 22,343 22,203
L2933277.UP.FTS.B, 19.45%, 4/12/27 .... 2,450 2,430
FW2934275.UP.FTS.B, 19.55%, 4/12/27 .. 6,273 6,204
L2934998.UP.FTS.B, 19.55%, 4/12/27 .... 23,520 23,373
FW2932085.UP.FTS.B, 19.78%, 4/12/27 .. 1,659 1,642
FW2932721.UP.FTS.B, 19.87%, 4/12/27 .. 4,313 4,279
FW2935930.UP.FTS.B, 19.97%, 4/12/27 .. 8,430 8,377
L2932847.UP.FTS.B, 20.11%, 4/12/27 .... 8,823 8,768
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2934093.UP.FTS.B, 20.12%, 4/12/27 .... $ 3,235 $ 3,210
L2934629.UP.FTS.B, 20.12%, 4/12/27 .... 16,666 16,561
L2932535.UP.FTS.B, 20.15%, 4/12/27 .... 9,739 9,639
L2925524.UP.FTS.B, 20.35%, 4/12/27 .... 9,805 9,728
L2933378.UP.FTS.B, 20.38%, 4/12/27 .... 9,575 9,518
L2935830.UP.FTS.B, 20.48%, 4/12/27 .... 5,393 5,351
L2933576.UP.FTS.B, 20.49%, 4/12/27 .... 5,883 5,837
L2933470.UP.FTS.B, 20.63%, 4/12/27 .... 1,961 1,946
L2934786.UP.FTS.B, 20.82%, 4/12/27 .... 10,279 10,174
L2935383.UP.FTS.B, 21.06%, 4/12/27 .... 49,042 48,859
FW2935272.UP.FTS.B, 21.17%, 4/12/27 .. 7,862 7,803
FW2932358.UP.FTS.B, 21.26%, 4/12/27 .. 3,924 3,893
FW2932291.UP.FTS.B, 21.33%, 4/12/27 .. 9,810 9,710
L2933704.UP.FTS.B, 21.5%, 4/12/27 .... 3,247 3,227
L2933315.UP.FTS.B, 21.57%, 4/12/27 .... 5,789 5,753
FW2932873.UP.FTS.B, 21.6%, 4/12/27 ... 1,662 1,647
L2934722.UP.FTS.B, 21.63%, 4/12/27 .... 3,943 3,914
L2933987.UP.FTS.B, 21.69%, 4/12/27 .... 26,394 26,189
L2933448.UP.FTS.B, 21.75%, 4/12/27 .... 1,766 1,753
L2934026.UP.FTS.B, 21.81%, 4/12/27 .... 9,813 9,752
L2935751.UP.FTS.B, 22.01%, 4/12/27 .... 2,119 2,108
L2933788.UP.FTS.B, 22.24%, 4/12/27 .... 9,784 9,703
L2934342.UP.FTS.B, 22.28%, 4/12/27 .... 7,361 7,304
FW2932542.UP.FTS.B, 22.3%, 4/12/27 ... 16,686 16,560
L2932779.UP.FTS.B, 22.36%, 4/12/27 .... 19,631 19,483
L2934510.UP.FTS.B, 22.41%, 4/12/27 .... 9,816 9,742
L2935129.UP.FTS.B, 22.75%, 4/12/27 .... 7,854 7,793
L2933711.UP.FTS.B, 22.78%, 4/12/27 .... 6,480 6,429
L2932952.UP.FTS.B, 23.13%, 4/12/27 .... 5,379 5,333
L2932379.UP.FTS.B, 23.14%, 4/12/27 .... 7,168 7,115
L2933553.UP.FTS.B, 23.26%, 4/12/27 .... 8,838 8,770
FW2934271.UP.FTS.B, 23.29%, 4/12/27 .. 12,275 12,183
L2933829.UP.FTS.B, 23.3%, 4/12/27 .... 31,032 30,800
FW2929713.UP.FTS.B, 23.5%, 4/12/27 ... 2,161 2,145
L2932911.UP.FTS.B, 23.5%, 4/12/27 ..... 5,402 5,360
L2932936.UP.FTS.B, 23.51%, 4/12/27 .... 9,821 9,761
L2934363.UP.FTS.B, 23.59%, 4/12/27 .... 7,478 7,423
L2931006.UP.FTS.B, 23.73%, 4/12/27 .... 7,913 7,844
L2934788.UP.FTS.B, 23.77%, 4/12/27 .... 7,897 7,815
L2935437.UP.FTS.B, 23.88%, 4/12/27 .... 9,823 9,750
L2933915.UP.FTS.B, 23.94%, 4/12/27 .... 7,859 7,798
L2933117.UP.FTS.B, 24.09%, 4/12/27 .... 1,930 1,912
FW2932371.UP.FTS.B, 24.1%, 4/12/27 ... 5,290 5,238
FW2933477.UP.FTS.B, 24.15%, 4/12/27 .. 25,881 25,601
L2935924.UP.FTS.B, 24.3%, 4/12/27 .... 1,434 1,421
L2933708.UP.FTS.B, 24.41%, 4/12/27 .... 32,705 32,480
FW2932094.UP.FTS.B, 24.49%, 4/12/27 .. 10,711 10,629
FW2933926.UP.FTS.B, 24.54%, 4/12/27 .. 29,480 29,261
L2932713.UP.FTS.B, 24.66%, 4/12/27 .... 15,822 15,700
L2934979.UP.FTS.B, 24.7%, 4/12/27 .... 25,944 25,745
L2934015.UP.FTS.B, 24.74%, 4/12/27 .... 1,058 1,047
FW2933357.UP.FTS.B, 24.77%, 4/12/27 .. 3,243 3,219
FW2932608.UP.FTS.B, 24.82%, 4/12/27 .. 4,852 4,801
FW2932759.UP.FTS.B, 24.87%, 4/12/27 .. 7,583 7,528
L2934577.UP.FTS.B, 24.97%, 4/12/27 .... 4,914 4,878
FW2934105.UP.FTS.B, 25.03%, 4/12/27 .. 49,145 48,780
L2932978.UP.FTS.B, 25.04%, 4/12/27 .... 8,650 8,583
L2934475.UP.FTS.B, 25.05%, 4/12/27 .... 983 975

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2933452.UP.FTS.B, 25.12%, 4/12/27 .... $ 2,261 $ 2,247
L2932839.UP.FTS.B, 25.13%, 4/12/27 .... 2,775 1,601
L2934147.UP.FTS.B, 25.15%, 4/12/27 .... 2,200 617
L2934307.UP.FTS.B, 25.18%, 4/12/27 .... 1,573 1,561
L2934790.UP.FTS.B, 25.21%, 4/12/27 .... 3,440 3,414
L2932951.UP.FTS.B, 25.24%, 4/12/27 .... 1,247 1,231
L2935620.UP.FTS.B, 25.25%, 4/12/27 .... 1,081 1,073
L2932793.UP.FTS.B, 25.27%, 4/12/27 .... 6,979 6,928
L2934017.UP.FTS.B, 25.27%, 4/12/27 .... 1,769 1,756
L2934753.UP.FTS.B, 25.27%, 4/12/27 .... 1,671 1,658
L2932489.UP.FTS.B, 25.29%, 4/12/27 .... 2,543 2,517
L2933613.UP.FTS.B, 25.31%, 4/12/27 .... 2,472 2,454
FW2933345.UP.FTS.B, 25.32%, 4/12/27 .. 7,004 6,954
L2934270.UP.FTS.B, 25.32%, 4/12/27 .... 1,376 1,366
L2933656.UP.FTS.B, 25.33%, 4/12/27 .... 2,163 2,147
L2926531.UP.FTS.B, 25.36%, 4/12/27 .... 46,094 27,551
L2935062.UP.FTS.B, 25.37%, 4/12/27 .... 3,637 3,610
L2935717.UP.FTS.B, 25.39%, 4/12/27 .... 1,370 1,359
L2910258.UP.FTS.B, 25.4%, 4/12/27 .... 10,912 10,831
L2933671.UP.FTS.B, 25.42%, 4/12/27 .... 4,621 4,587
L2934221.UP.FTS.B, 25.42%, 4/12/27 .... 1,573 1,561
L2934835.UP.FTS.B, 25.42%, 4/12/27 .... 14,454 14,347
L2933700.UP.FTS.B, 25.43%, 4/12/27 .... 1,190 686
L2933216.UP.FTS.B, 25.44%, 4/12/27 .... 3,539 3,513
L2934526.UP.FTS.B, 25.47%, 4/12/27 .... 5,505 5,465
L2935106.UP.FTS.B, 25.47%, 4/12/27 .... 1,671 1,659
L2935825.UP.FTS.B, 25.47%, 4/12/27 .... 6,489 6,440
L2931662.UP.FTS.B, 25.5%, 4/12/27 .... 6,656 6,599
FW2932553.UP.FTS.B, 25.61%, 4/12/27 .. 2,753 2,733
L2933632.UP.FTS.B, 25.67%, 4/12/27 .... 5,899 5,856
FW2933465.UP.FTS.B, 25.81%, 4/12/27 .. 9,833 9,760
FW2933530.UP.FTS.B, 25.87%, 4/12/27 .. 2,121 2,102
L2932808.UP.FTS.B, 25.87%, 4/12/27 .... 5,657 5,607
L2935140.UP.FTS.B, 25.88%, 4/12/27 .... 3,147 3,123
FW2932828.UP.FTS.B, 26.03%, 4/12/27 .. 3,540 3,514
L2932763.UP.FTS.B, 26.08%, 4/12/27 .... 5,015 4,978
FW2932450.UP.FTS.B, 26.13%, 4/12/27 .. 3,245 3,221
L2933446.UP.FTS.B, 26.13%, 4/12/27 .... 8,359 8,298
FW2933051.UP.FTS.B, 26.29%, 4/12/27 .. 3,246 3,222
L2934991.UP.FTS.B, 26.41%, 4/12/27 .... 3,049 3,024
FW2934761.UP.FTS.B, 26.44%, 4/12/27 .. 6,393 6,346
FW2933272.UP.FTS.B, 26.83%, 4/12/27 .. 5,405 5,360
FW2932559.UP.FTS.B, 27.07%, 4/12/27 .. 12,791 12,697
FW2933474.UP.FTS.B, 27.39%, 4/12/27 .. 3,702 3,670
FW2932656.UP.FTS.B, 27.65%, 4/12/27 .. 2,756 2,735
FW2933681.UP.FTS.B, 28.03%, 4/12/27 .. 1,568 1,554
FW2934024.UP.FTS.B, 28.16%, 4/12/27 .. 42,625 42,313
FW2933134.UP.FTS.B, 28.35%, 4/12/27 .. 15,260 15,148
FW2868466.UP.FTS.B, 28.5%, 4/12/27 ... 6,794 6,744
FW2935837.UP.FTS.B, 28.61%, 4/12/27 .. 42,830 42,518
FW2932980.UP.FTS.B, 29.72%, 4/12/27 .. 8,458 8,387
FW2934728.UP.FTS.B, 29.87%, 4/12/27 .. 3,448 3,423
FW2933887.UP.FTS.B, 29.96%, 4/12/27 .. 2,463 2,445
FW2933362.UP.FTS.B, 30.21%, 4/12/27 .. 2,266 2,250
FW2932696.UP.FTS.B, 30.54%, 4/12/27 .. 15,835 15,725
FW2933555.UP.FTS.B, 30.59%, 4/12/27 .. 1,084 1,076
FW2932351.UP.FTS.B, 30.67%, 4/12/27 .. 4,318 4,278
FW2933837.UP.FTS.B, 30.67%, 4/12/27 .. 1,577 1,566
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2933927.UP.FTS.B, 30.69%, 4/12/27 .. $ 4,418 $ 4,381
FW2932394.UP.FTS.B, 30.74%, 4/12/27 .. 2,168 2,153
FW2935544.UP.FTS.B, 30.76%, 4/12/27 .. 992 596
FW2932460.UP.FTS.B, 30.82%, 4/12/27 .. 1,971 1,957
FW2932900.UP.FTS.B, 30.82%, 4/12/27 .. 3,450 3,425
FW2932622.UP.FTS.B, 30.83%, 4/12/27 .. 1,084 1,076
FW2933743.UP.FTS.B, 30.85%, 4/12/27 .. 979 587
FW2935054.UP.FTS.B, 30.86%, 4/12/27 .. 3,450 3,425
FW2932461.UP.FTS.B, 30.87%, 4/12/27 .. 6,604 6,556
FW2932657.UP.FTS.B, 30.91%, 4/12/27 .. 1,281 1,272
FW2933690.UP.FTS.B, 30.91%, 4/12/27 .. 1,054 1,044
FW2935752.UP.FTS.B, 30.95%, 4/12/27 .. 1,183 1,174
FW2933070.UP.FTS.B, 30.98%, 4/12/27 .. 1,281 1,272
FW2935536.UP.FTS.B, 31.03%, 4/12/27 .. 1,873 1,860
FW2934908.UP.FTS.B, 31.04%, 4/12/27 .. 2,184 2,169
FW2932591.UP.FTS.B, 31.06%, 4/12/27 .. 1,479 1,468
FW2933622.UP.FTS.B, 31.07%, 4/12/27 .. 3,943 3,914
FW2934425.UP.FTS.B, 31.07%, 4/12/27 .. 1,084 1,077
FW2933386.UP.FTS.B, 31.11%, 4/12/27 .. 2,563 2,544
FW2932838.UP.FTS.B, 31.12%, 4/12/27 .. 1,577 1,566
FW2933475.UP.FTS.B, 31.12%, 4/12/27 .. 2,100 612
FW2935340.UP.FTS.B, 31.15%, 4/12/27 .. 1,546 1,531
FW2934816.UP.FTS.B, 31.17%, 4/12/27 .. 8,279 8,220
FW2934058.UP.FTS.B, 31.18%, 4/12/27 .. 2,382 1,431
FW2934569.UP.FTS.B, 31.18%, 4/12/27 .. 1,676 1,664
FW2933023.UP.FTS.B, 31.19%, 4/12/27 .. 1,183 1,174
FW2933756.UP.FTS.B, 31.19%, 4/12/27 .. 7,985 7,927
FW2932783.UP.FTS.B, 31.23%, 4/12/27 .. 11,041 10,961
FW2932550.UP.FTS.B, 31.41%, 4/12/27 .. 8,675 8,613
FW2932339.UP.FTS.B, 31.45%, 4/12/27 .. 5,914 5,871
FW2934482.UP.FTS.B, 31.52%, 4/12/27 .. 7,986 7,928
FW2934428.UP.FTS.B, 34.69%, 4/12/27 .. 32,000 31,726
FW2110808.UP.FTS.B, 30.94%, 4/24/27 .. 1,451 1,445
FW2111351.UP.FTS.B, 31.07%, 4/24/27 .. 1,634 1,627
FW2262699.UP.FTS.B, 20.92%, 5/16/27 .. 4,720 4,657
L2266028.UP.FTS.B, 25.49%, 5/16/27 .... 14,687 14,584
FW2265797.UP.FTS.B, 31.5%, 5/16/27 ... 7,451 7,193
L2268700.UP.FTS.B, 9.56%, 5/17/27 .... 3,810 3,803
L2267939.UP.FTS.B, 17.47%, 5/17/27 .... 2,612 2,599
L2270782.UP.FTS.B, 17.78%, 5/17/27 .... 3,166 3,139
L2267967.UP.FTS.B, 19.43%, 5/17/27 .... 13,988 13,867
FW2269474.UP.FTS.B, 28.66%, 5/17/27 .. 10,664 10,592
L2477332.UP.FTS.B, 25.22%, 6/21/27 .... 2,141 2,035
L2477866.UP.FTS.B, 25.29%, 6/21/27 .... 7,657 7,619
FW2480920.UP.FTS.B, 27.54%, 6/21/27 .. 4,458 4,431
FW2476585.UP.FTS.B, 28.45%, 6/21/27 .. 5,221 5,188
FW2477204.UP.FTS.B, 31.15%, 6/21/27 .. 26,729 25,824
FW2480803.UP.FTS.B, 31.18%, 6/21/27 .. 1,172 1,165
FW2656456.UP.FTS.B, 31.18%, 7/18/27 .. 1,606 1,593
L2780510.UP.FTS.B, 19.3%, 8/14/27 .... 24,004 23,815
FW2786123.UP.FTS.B, 20.87%, 8/14/27 .. 2,942 2,921
L2779691.UP.FTS.B, 24.42%, 8/14/27 .... 14,954 14,884
L2783948.UP.FTS.B, 25.78%, 8/14/27 .... 6,343 6,302
FW2786542.UP.FTS.B, 26.24%, 8/14/27 .. 21,441 21,295
FW2785914.UP.FTS.B, 26.81%, 8/14/27 .. 3,224 3,199
FW2781861.UP.FTS.B, 27.22%, 8/14/27 .. 1,769 1,754
FW2780369.UP.FTS.B, 30.19%, 8/14/27 .. 1,971 1,957
FW2781544.UP.FTS.B, 30.63%, 8/14/27 .. 6,935 6,890

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2910288.UP.FTS.B, 24.29%, 9/12/27 .... $ 15,327 $ 15,213
FW2267221.UP.FTS.B, 30.92%, 10/17/27 . 5,000 4,961
FW2267501.UP.FTS.B, 31.02%, 10/17/27 . 3,313 3,222
FW2471896.UP.FTS.B, 26.06%, 11/20/27 . 2,411 2,471
FW2785617.UP.FTS.B, 30.93%, 1/14/28 .. 10,728 11,329
L1720314.UP.FTS.B, 21.63%, 9/16/28 .... 21,649 21,492
L1720283.UP.FTS.B, 27.69%, 9/16/28 .... 7,681 7,636
L2016976.UP.FTS.B, 17.93%, 11/10/28 ... 3,344 3,327
L2018384.UP.FTS.B, 24.86%, 11/10/28 ... 6,712 6,657
L2264962.UP.FTS.B, 22.17%, 12/16/28 ... 3,230 3,049
L2471413.UP.FTS.B, 14.77%, 1/20/29 .... 24,110 24,047
L2474231.UP.FTS.B, 18.07%, 1/20/29 .... 9,685 9,650
L2472122.UP.FTS.B, 18.59%, 1/20/29 .... 4,167 4,152
L2475358.UP.FTS.B, 19.49%, 1/20/29 .... 5,821 5,800
L2470272.UP.FTS.B, 21.01%, 1/20/29 .... 5,831 5,811
L2471993.UP.FTS.B, 21.29%, 1/20/29 .... 7,194 7,169
L2471758.UP.FTS.B, 22.48%, 1/20/29 .... 4,901 4,637
L2473174.UP.FTS.B, 22.65%, 1/20/29 .... 8,762 8,710
L2472655.UP.FTS.B, 23.1%, 1/20/29 .... 6,818 6,795
L2472888.UP.FTS.B, 23.34%, 1/20/29 .... 3,020 3,010
L2473102.UP.FTS.B, 23.59%, 1/20/29 .... 5,847 5,804
L2475929.UP.FTS.B, 25.01%, 1/20/29 .... 7,807 7,750
L2472044.UP.FTS.B, 25.12%, 1/20/29 .... 7,942 7,541
L2474341.UP.FTS.B, 25.18%, 1/20/29 .... 1,074 1,067
L2472903.UP.FTS.B, 25.78%, 1/20/29 .... 1,172 1,163
L2475105.UP.FTS.B, 26.03%, 1/20/29 .... 2,150 2,137
L2475341.UP.FTS.B, 26.12%, 1/20/29 .... 4,201 4,170
L2474226.UP.FTS.B, 26.57%, 1/20/29 .... 2,643 733
L2474062.UP.FTS.B, 27.02%, 1/20/29 .... 8,116 8,067
L2473315.UP.FTS.B, 27.03%, 1/20/29 .... 8,017 7,971
L2477875.UP.FTS.B, 11.39%, 1/21/29 .... 9,597 9,583
L2480052.UP.FTS.B, 11.51%, 1/21/29 .... 2,112 2,109
L2476569.UP.FTS.B, 12.1%, 1/21/29 .... 10,067 10,052
L2476444.UP.FTS.B, 13.64%, 1/21/29 .... 6,135 5,779
L2481459.UP.FTS.B, 19.4%, 1/21/29 .... 19,173 19,099
L2478078.UP.FTS.B, 21.42%, 1/21/29 .... 5,808 5,773
L2479722.UP.FTS.B, 22.71%, 1/21/29 .... 5,470 5,454
L2481336.UP.FTS.B, 23.87%, 1/21/29 .... 2,145 2,132
L2478021.UP.FTS.B, 24.55%, 1/21/29 .... 9,754 9,686
L2476341.UP.FTS.B, 24.59%, 1/21/29 .... 4,194 4,171
L2481996.UP.FTS.B, 25.8%, 1/21/29 .... 1,465 1,460
L2478711.UP.FTS.B, 26.03%, 1/21/29 .... 4,493 4,468
L2476521.UP.FTS.B, 26.04%, 1/21/29 .... 974 968
L2477148.UP.FTS.B, 26.32%, 1/21/29 .... 3,434 3,249
L2482022.UP.FTS.B, 26.34%, 1/21/29 .... 3,631 3,436
L2478671.UP.FTS.B, 26.52%, 1/21/29 .... 4,007 3,979
L2477377.UP.FTS.B, 26.53%, 1/21/29 .... 4,671 4,637
L2476782.UP.FTS.B, 26.59%, 1/21/29 .... 2,382 2,366
L2481172.UP.FTS.B, 26.93%, 1/21/29 .... 2,542 2,527
L2481405.UP.FTS.B, 27.17%, 1/21/29 .... 5,401 5,110
L2478383.UP.FTS.B, 27.48%, 1/21/29 .... 2,575 371
L2780235.UP.FTS.B, 24.51%, 3/14/29 .... 14,797 14,698
L2782783.UP.FTS.B, 25.4%, 3/14/29 .... 2,468 2,454
L2781690.UP.FTS.B, 25.59%, 3/14/29 .... 8,588 8,531
L2784369.UP.FTS.B, 25.66%, 3/14/29 .... 1,777 1,772
L2783362.UP.FTS.B, 25.93%, 3/14/29 .... 1,580 1,571
L2781012.UP.FTS.B, 26.33%, 3/14/29 .... 7,529 7,466
L2781565.UP.FTS.B, 27%, 3/14/29 ...... 2,569 2,550
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2928953.UP.FTS.B, 25.86%, 4/11/29 .... $ 2,974 $ 2,956
L2893504.UP.FTS.B, 25.96%, 4/11/29 .... 978 971
L2928276.UP.FTS.B, 26.09%, 4/11/29 .... 676 669
L2927882.UP.FTS.B, 26.42%, 4/11/29 .... 4,527 4,498
L2928275.UP.FTS.B, 26.91%, 4/11/29 .... 3,670 3,652
L2899443.UP.FTS.B, 27.44%, 4/11/29 .... 29,825 29,624
L2476272.UP.FTS.B, 26.5%, 6/21/29 .... 2,378 2,366
38,358,928
Total Marketplace Loans (Cost $86,541,964) ....
$83,571,115

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $471,878,424
Cost - Non-controlled affiliates (Note 5 c ) ........................................................ 7,118,538
Value - Unaffiliated issuers .................................................................. $427,446,146
Value - Non-controlled affiliates (Note 5 c ) ....................................................... 7,118,538
Cash .................................................................................... 3,700,754
Receivables:
Investment securities sold ................................................................... 2,010,685
Interest ................................................................................. 3,950,518
Deposits with brokers for:
TBA transactions (Note 1c) .................................................................. 280,000
Reverse repurchase agreement (Note 4) ........................................................ 1,660,000
Total assets .......................................................................... 446,166,641
Liabilities:
Payables:
Investment securities purchased .............................................................. 27,624,931
Credit facility (Note 3) ...................................................................... 83,000,000
Management fees ......................................................................... 255,634
Transfer agent fees ........................................................................ 27,587
Trustees' fees and expenses ................................................................. 11,226
Accrued interest (Note 3) ................................................................... 173,658
Reverse repurchase agreements (Note 4) ....................................................... 39,733,188
Unrealized depreciation on unfunded loan commitments (Note 13) ...................................... 75,847
Accrued expenses and other liabilities ........................................................... 340,473
Total liabilities ......................................................................... 151,242,544
Net assets applicable to common shares ................................................. $294,924,097
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $381,366,361
Total distributable earnings (losses) ............................................................. (86,442,264)
Net assets applicable to common shares ................................................. $294,924,097
Common shares outstanding .................................................................. 40,405,374
Net asset value per common share ............................................................. $7.30

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the period ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $91,396
Non-controlled affiliates (Note 5 c ) ............................................................. 5,846
Interest:
Unaffiliated issuers ........................................................................ 14,067,812
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 111
Total investment income ................................................................... 14,165,165
Expenses:
Management fees (Note 5 a ) ................................................................... 1,528,591
Transfer agent fees ......................................................................... 35,832
Custodian fees (Note 6 ) ...................................................................... 7,753
Reports to shareholders fees .................................................................. 8,151
Registration and filing fees .................................................................... 10,016
Professional fees ........................................................................... 275,325
Marketplace lending fees (Note 1 f ) .............................................................. 205,208
Interest expense (Note 3 and 4) ................................................................ 777,075
Other .................................................................................... 60,145
Total expenses ......................................................................... 2,908,096
Expense reductions (Note 6 ) ............................................................... (188)
Expenses waived/paid by affiliates (Note 5c) ................................................... (10,310)
Net expenses ......................................................................... 2,897,598
Net investment income ................................................................ 11,267,567
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,654,847)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (44,067,117)
Translation of other assets and liabilities denominated in foreign currencies .............................. 79
Net change in unrealized appreciation (depreciation) ............................................ (44,067,038)
Net realized and unrealized gain (loss) ............................................................ (45,721,885)
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $(34,454,318)

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Limited Duration Income Trust
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,267,567 $15,619,369
Net realized gain (loss) ................................................. (1,654,847) (649,531)
Net change in unrealized appreciation (depreciation) ........................... (44,067,038) (729,249)
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... (34,454,318) 14,240,589
Distributions to common shareholders ....................................... (16,124,737) (16,509,548)
Distributions to common shareholders from tax return of capital .................... — (11,604,311)
Total distributions to common shareholders ................................... (16,124,737) (28,113,859)
Capital share transactions (Note 2 ) .......................................... 75,066,326 110,798
Net increase (decrease) in net assets ................................... 24,487,271 (13,762,472)
Net assets applicable to common shares:
Beginning of period ..................................................... 270,436,826 284,199,298
End of period .......................................................... $294,924,097 $270,436,826

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the period ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 13,65 7 ,2 46
Operating expenses paid ..................................................................... (1,843,95 1 )
Depo sits with brokers for Reverse repurchase a greements ........................................... (1,150,000)
Interest expense paid ........................................................................ (679,93 6 )
Deposits with brokers for TBA transactions ........................................................ (280,000)
Purchases of long-term investments ............................................................. (282,513,465)
Sales and maturities of long-term investments ..................................................... 210,640,36 1
Net sales of short-term investments ............................................................. 1,769,545
Cash used - operating activities ............................................................. (60,400,200)
Cash flow from financing activities:
Net change in reverse repurchase agreements ..................................................... 6,285,066
Proceeds from shares sold .................................................................... 75,026,241
Cash distributions to shareholders .............................................................. (18,364,060)
Cash provided - financing activities .......................................................... 62,947,247
Net increase (decrease) in cash ................................................................. 2,547,047
Cash at beginning of period ..................................................................... 1,153,707
Cash at end of period ......................................................................... $3,700,754
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended June 30, 2022 (unaudited)
Net increase (decrease) in net assets resulting from operating activities .................................... $ (34,45 4 , 318 )
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. 341,205
Reinvested dividends from non-controlled affiliates ............................................... (5,846)
Interest received in the form of securities ...................................................... (115,860)
Increase in dividends and interest receivable and other assets ...................................... (611,558)
Increase in deposits with broker for reverse repurchase agreements (1,150,000)
Increase in interest payable ................................................................ 97,139
Increase in deposits with brokers for TBA transactions ............................................ (280,000)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 276,572
Increase in payable for investments purchased ................................................. 2,325,291
Decrease in receivable for investments sold .................................................... 1,204,412
In crease in cost of investments ............................................................. (72,094,275)
Increase in unrealized dep reciation on investments. .............................................. 44,067,038
Net cash used in operating activities .............................................................. $(60,400,200)
Non-cash financing activities - reinvestment of dividends ............................................... $40,085

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as a closed-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At June 30, 2022, the Fund had no securities on loan.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open
1. Organization and Significant Accounting Policies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. The Fund employs a managed distribution
policy whereby the Fund will make monthly distributions
to common shareholders at an annual minimum fixed rate
of 10%, based on the average monthly NAV of the Fund’s
common shares. Under the policy, the Fund is managed with
a goal of generating as much of the distribution as possible from net investment income and short-term capital gains.
The balance of the distribution will then come from long-
term capital gains to the extent permitted and, if necessary, a return of capital. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value).
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the period ended June 3 0 , 202 2 and year ended December 31, 202 1 , there were no shares repurchased . Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Shares sold ................................... 10,250,000 $75,026,241 — $—
Shares issued in reinvestment of distributions .......... 4,479 40,085 12,060 110,798
Shares redeemed ............................... — — — —
Net increase (decrease) .......................... 10,254,479 $75,066,326 12,060 $110,798
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
On January 14, 2022, the Fund commenced a transferrable rights offering to common shareholders of record on January 19,
2022 (record date), to subscribe for up to an aggregate of 10,250,000 of the Fund’s common shares. The offering expired on February 17, 2022. Each record date shareholder received one right for each outstanding whole common share held, which entitled their holders to purchase one new Fund common share for every three rights held. In addition, record date shareholders who fully exercised their rights (other than those rights that could not be exercised because they represented the right to acquire less than one common share) were entitled to subscribe for additional common shares of the Fund that remained unsubscribed as a result of any unexercised rights. The subscription price per common share was determined based upon a formula equal to 92.5% of the average of the last reported sales price of the Fund’s common shares on the NYSE
American Stock Exchange on the offering expiration date, and each of the four preceding trading days, subject to a minimum subscription price of 90% of the Fund’s net asset value per common share on the offering expiration date. The rights holders subscribed for all 10,250,000 common shares at an average price per share of $7.61. Gross proceeds from the offering were
$78,033,340. The Fund received the gross proceeds of the offering minus the dealer manager fee and other expenses of the offering totaling $3,007,099.
3. Credit Facility
The Fund has entered into a credit facility agreement (“Credit Facility”) with BNP Paribas Prime Brokerage International Ltd.
(“BNPP”) pursuant to which the Fund may borrow up to a maximum commitment amount of $100,000,000. The Fund will pay interest in the amount of 0.90% plus the 3-month U.S. Dollar London Interbank Offered Rate on the amount outstanding. The
Fund is required to fully collateralize its outstanding loan balance as determined by BNPP by pledging assets, which are held in a segregated account, and are indicated in the Schedule of Investments. If the Fund fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding.
The Fund had outstanding borrowings of $83,00,000 as of June 30, 2022 and incurred $798,611 of interest expense during the period. Average borrowings and the average interest rate for the days outstanding during the period ended June 30, 2022, were $83,004,694 and 1.91%, respectively.
The Credit Facility also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive dividends and interest on rehypothecated securities. The Fund also has the right under the Credit Facility to recall any securities pledged as collateral from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated for any fees or losses related to the failed delivery or, in the event a recalled security is not be returned, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the market value of the recalled security. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities. Rehypothecated securities are included among the portfolio securities pledged by the Fund as collateral for the Credit Facility. As of June 30, 2022, there were no rehypothecated securities.
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various
2. Shares of Beneficial Interest
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $39,745,310 are up to 30 days.
The Fund pledged corporate bonds, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities as the collateral valued at $47,610,084 which has been identified on the Schedule of Investments.
Cash collateral that has been pledged to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a receivable for deposits with brokers for reverse repurchase agreements on the Statement of Assets and Liabilities.
For the period ended June 30, 2022, the average borrowings and the average interest rate were $34,129,129 and 1.2%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
4. Reverse Repurchase Agreements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
7. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses, bond discounts and premiums and defaulted bonds.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 8,882,237 $ 121,307,236 $ (123,070,935) $ — $ — $ 7,118,538 7,118,538 $ 5,846
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $151,000 $(151,000) $— $— $— — $—
Total Affiliated Securities ... $8,882,237 $121,458,236 $(123,221,935) $— $— $7,118,538 $5,846
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $1,959,924
Long term ................................................................................ 32,465,940
Total capital loss carryforwards ............................................................... $34,425,864
Cost of investments .......................................................................... $440,471,919
Unrealized appreciation ........................................................................ $1,418,354
Unrealized depreciation ........................................................................ (46,918,558)
Net unrealized appreciation (depreciation) .......................................................... $(45,500,204)
5. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$284,838,756 and $210,987,995, respectively.
9. Credit Risk and Defaulted Securities
At June 30, 2022, the Fund had 74.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2022, the aggregate value of these securities represents 0.35% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
10. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
11. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
12. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
2,334,763 Nine Point Energy Holdings, Inc. ................ 7/15/14 - 1/22/21 $ 1,208,234 $ —
6,305 Riviera Resources, Inc. ....................... 8/08/18 93,944 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,302,178 $—

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
13. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2022, unfunded commitments were as follows:
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Borrower Unfunded Commitment
Franklin Limited Duration Income Trust
athenahealth Group, Inc. $ 362,319
Aveanna Healthcare LLC 203,156
Dermatology Intermediate Holdings III, Inc. 31,435
Medical Solutions Holdings, Inc. 61,538
Thrasio LLC 350,000
$ 1,008,448
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 16,142 $ — $ 16,142
Machinery ............................ — 434,351 — 434,351
Metals & Mining ....................... — 363,144 — 363,144
Oil, Gas & Consumable Fuels ............. 3,455 — —
a
3,455
Road & Rail .......................... — — —
a
—
Preferred Stocks ........................ — 88,633 — 88,633
Warrants :
Oil, Gas & Consumable Fuels ............. 986 — — 986
Paper & Forest Products ................. — 3,745 — 3,745
Convertible Bonds ....................... — 15,702 — 15,702
Corporate Bonds :
Aerospace & Defense ................... — 1,353,842 — 1,353,842
Airlines .............................. — 2,449,271 — 2,449,271
Auto Components ...................... — 3,595,369 — 3,595,369
Automobiles .......................... — 944,333 — 944,333

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Banks ............................... $ — $ 1,409,955 $ — $ 1,409,955
Beverages ........................... — 572,856 — 572,856
Biotechnology ......................... — 639,231 — 639,231
Building Products ...................... — 3,071,483 — 3,071,483
Capital Markets ........................ — 267,542 — 267,542
Chemicals ........................... — 6,844,186 — 6,844,186
Commercial Services & Supplies ........... — 2,238,869 — 2,238,869
Construction & Engineering ............... — 1,960,527 — 1,960,527
Consumer Finance ..................... — 1,309,457 — 1,309,457
Containers & Packaging ................. — 8,040,312 — 8,040,312
Diversified Consumer Services ............ — 1,216,527 — 1,216,527
Diversified Financial Services ............. — 2,298,193 — 2,298,193
Diversified Telecommunication Services ..... — 3,819,714 — 3,819,714
Electric Utilities ........................ — 1,560,829 — 1,560,829
Electrical Equipment .................... — 2,332,933 — 2,332,933
Electronic Equipment, Instruments &
Components ........................ — 421,438 — 421,438
Energy Equipment & Services ............. — 3,213,186 — 3,213,186
Entertainment ......................... — 2,933,400 — 2,933,400
Equity Real Estate Investment Trusts (REITs) . — 2,023,503 — 2,023,503
Food Products ........................ — 1,469,813 — 1,469,813
Health Care Equipment & Supplies ......... — 754,258 — 754,258
Health Care Providers & Services .......... — 3,933,378 — 3,933,378
Hotels, Restaurants & Leisure ............. — 10,398,070 450 10,398,520
Household Durables .................... — 1,614,572 — 1,614,572
Independent Power and Renewable Electricity
Producers .......................... — 5,826,199 — 5,826,199
Insurance ............................ — 356,008 — 356,008
Internet & Direct Marketing Retail .......... — 78,945 — 78,945
IT Services ........................... — 2,818,965 — 2,818,965
Machinery ............................ — 3,178,003 — 3,178,003
Media ............................... — 5,814,563 — 5,814,563
Metals & Mining ....................... — 1,654,150 — 1,654,150
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 746,335 — 746,335
Multiline Retail ........................ — 1,888,502 — 1,888,502
Oil, Gas & Consumable Fuels ............. — 14,766,988 — 14,766,988
Paper & Forest Products ................. — 280,422 — 280,422
Personal Products ..................... — 715,081 — 715,081
Pharmaceuticals ....................... — 5,725,376 — 5,725,376
Real Estate Management & Development .... — 1,251,824 — 1,251,824
Road & Rail .......................... — 1,397,868 899,868 2,297,736
Software ............................. — 2,642,035 — 2,642,035
Specialty Retail ........................ — 2,393,168 — 2,393,168
Textiles, Apparel & Luxury Goods .......... — 980,705 — 980,705
Thrifts & Mortgage Finance ............... — 2,332,872 — 2,332,872
Trading Companies & Distributors .......... — 1,473,450 — 1,473,450
Wireless Telecommunication Services ....... — 1,412,345 — 1,412,345
Senior Floating Rate Interests ............... — 122,374,138 — 122,374,138
Marketplace Loans ...................... — — 83,571,115 83,571,115
Asset-Backed Securities .................. — 41,368,582 — 41,368,582
Commercial Mortgage-Backed Securities ...... — 3,011,400 — 3,011,400
14. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2022, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Mortgage-Backed Securities ................ $ — $ 42,391,616 $ — $ 42,391,616
Residential Mortgage-Backed Securities ...... — 2,481,968 — 2,481,968
Short Term Investments ................... 7,118,538 — — 7,118,538
Total Investments in Securities ........... $7,122,979 $342,970,272
b
$84,471,433 $434,564,684
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 39,733,188 $ — $ 39,733,188
Unfunded Loan Commitments ............... — 75,847 — 75,847
Total Other Financial Instruments ......... $— $39,809,035 $— $39,809,035
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $363,144, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable
Fuels .......... $ —
d
$ — $ — $— $— $ — $ — $ — $—
d
$ —
Road & Rail ....... 44,245 — — — — — — (44,245) —
d
(44,245)
Warrants :
Oil, Gas & Consumable
Fuels .......... 2 — — — — — — (2) — (2)
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... — — — 450 — — — — 450 —
Road & Rail ....... 992,593 — — — — 44,971 — (137,696) 899,868 (137,696)
Marketplace Loans :
Diversified Financial
Services ........ 22,972,188 73,813,869 (10,397,635) — — — (295,944) (2,521,363) 83,571,115 (1,867,295)
Total Investments in
Securities ............ $24,009,028 $73,813,869 $(10,397,635) $450 $— $44,971 $(295,944) $(2,703,306) $84,471,433 $(2,049,238)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
..............
$899,868 Discounted cash flow Discount rate 16.4% Decrease
Free cash flow $0.9 mil Increase
Marketplace Loans:
Diversified Financial Services
.
83,391,245 Discounted cash flow Loss-adjusted
discount rate
2.2% - 11.2%
(8.3%)
Decrease
c
Projected loss rate 14.1% - 22.0%
(16.8%)
Decrease
c
All Other Investments
..........
180,320
d,e
Total
.......................
$84,471,433
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at June 30, 2022.
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
14. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
TBD
To Be Determined
Currency
USD
United States Dollar

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase
up to 10% of the Fund’s outstanding shares in open-market
transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio
management responsibilities, the Investment Manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Rights Offering
On February 23, 2022, the Fund announced the final
results of its transferable rights offering (the “Offer”), which resulted in the issuance of approximately 10,250,000
additional common shares. The final subscription price for
the additional common shares issued was $7.61, which was
equal to 90% of the Fund’s net asset value per common
share at the close of trading on the NYSE American on
February 17, 2022. The Offer was over-subscribed. The
gross proceeds of the Offer were approximately $78 million.
The additional common shares were issued on or about
February 24, 2022.
Portfolio Management Changes
Effective August 1, 2022, Patrick Klein, Ph.D. joined the
Fund’s Portfolio Management team as a Co-Lead portfolio
manager. Dr. Klein joined Franklin Templeton in 2005.
Additionally, David Yuen will be retiring effective September
30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be a Co-Lead portfolio manager of the Fund.

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders

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Semiannual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (Fund) was held on October
5, 2021. At the Meeting, shareholders elected Gregory E. Johnson, J. Michael Luttig and Valerie M. Williams as Trustees of
the Fund to hold office for a three year term, set to expire at the 2024 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Terrance J. Checki, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson and Larry D. Thompson are
Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
J. Michael Luttig 21,171,553 407,839
Valerie M. Williams 20,994,958 584,434
Gregory E. Johnson 21,171,006 408,386

Franklin Limited Duration Income Trust

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. American Stock Transfer & Trust Company, LLC (Plan Agent), P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN LIMITED DURATION INCOME TRUST
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of the Legg Mason family of funds into the
Franklin Templeton (FT) family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end general bond funds. The
Board noted that the Fund’s annualized income return for
the one- and three-year periods was above the median of its
Performance Universe, but for the five- and 10-year periods
was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return
for the one-, three-, five- and 10-year periods was below
the median and primarily in the fifth quintile (worst) of the
Fund’s Performance Universe. The Board discussed this
performance with management and management explained
that the Performance Universe was composed of a disparate
group of fixed-income closed-end funds, noting that many
of these funds were structured as interval funds and that
only one of these funds had a limited duration investment
mandate similar to that followed by the Fund. The Board
considered the income-related attributes of the Fund (a
fund’s investment objective and/or investment strategy) and
that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board noted that the Fund’s one-year annualized
income return was above 10.00% and in the first quintile
(best) of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers, if any
(Management Rate) of the Fund in comparison to the median
expense ratio and median Management Rate, respectively,
of other mutual funds deemed comparable to and with a
similar expense structure to the Fund selected by Broadridge
(Expense Group). Broadridge fee and expense data is based
upon information taken from each fund’s most recent annual
or semi-annual report, which reflects historical asset levels.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and
seven other leveraged closed-end general bond funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were below the medians of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

FTF S 08/22
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Semiannual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
www.astfinancial.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J.
Michael Luttig and Larry D. Thompson
.

Item 6. Schedule of Investments.          N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

Franklin Templeton Investment Solutions, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in
situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts  to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A
These Proxy Policies apply to accounts managed by personnel within
Franklin Templeton Investment Solutions, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Advisory Services, LLC (FASL)
Franklin Mutual Advisers LLC (FMA)
Franklin Templeton Investments Corp. (FTIC)
Franklin Templeton Investment Management Limited (FTIML)
Templeton Asset Management Ltd. (TAML)
The following Proxy Policies apply to FAV, FMA, FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
The following Proxy Policies apply to FASL only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
The Franklin LibertyQ branded smart beta exchange traded funds and other passively managed exchange traded funds (collectively, “ETFs”), seek to track a particular securities index. As a result, each ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in an ETF’s investment portfolio is whether such security is a representative component of the securities index that the ETF is seeking to track, the ETFs do not require the fundamental security research and analyst coverage that an actively managed portfolio would require.  Accordingly, in light of the high number of positions held by an ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote.  Permitting the Investment Manager of the ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by an ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Managers.
The following Proxy Policies apply to FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Manager may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices.
The following Proxy Policies apply to FTIC only:
RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES
To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser or vote proxies in accordance with the Affiliated Subadviser’s recommendations.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and
Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the period ended June 30, 2022, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$122
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$11
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ -
Other fees not included above	$ -
Aggregate fees/compensation paid by the Fund for securities lending activities	$11
Net income from securities lending activities	$111

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

section19b

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022